Portfolio of Investments September 30, 2025
Stock

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.2%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 1.7%
14,608 (a) AB Dynamics plc $ 281
414,470 (a) Adient plc 9,980
28,500 (a) Aisan Industry Co Ltd 361
737,700 (a) American Axle & Manufacturing Holdings, Inc 4,434
109,284 (a) Amotiv Ltd 643
98,700 (a) Anhui Jianghuai Automobile Group Corp Ltd 748
245,601 (a) Apollo Tyres Ltd 1,309
91,351 (a) Aptiv plc 7,876
60,216 (a),(b) ARB Corp Ltd 1,537
59,946 (a) Asahi India Glass Ltd 578
11,826 (a) ASK Automotive Ltd 70
154,802 (a),(b),(c) Aston Martin Lagonda Global Holdings plc 172
33,352 (a) Aumovio SE 1,375
2,392 (a),(b) Autoneum Holding AG. 473
227,000 (a) BAIC BluePark New Energy Technology Co Ltd 258
1,474,000 (a),(c) BAIC Motor Corp Ltd 402
46,767 (a) Bajaj Auto Ltd 4,572
54,235 (a) Balkrishna Industries Ltd 1,401
41,237 (a) Banco Products India Ltd 386
167,592 Bayerische Motoren Werke AG. 16,891
34,008 Bayerische Motoren Werke AG. (Preference) 3,168
165,966 (a) Belrise Industries Ltd 294
29,080 (a) Bethel Automotive Safety Systems Co Ltd 221
184,921 (a) Bharat Forge Ltd 2,528
218,656 (a) BorgWarner, Inc 9,612
5,124 (a) Bosch Ltd 2,202
118,981 (a),(b) Brembo NV 1,259
2,396,000 (a) Brilliance China Automotive Holdings Ltd 1,267
2,282,939 BYD Co Ltd 35,208
4,588,885 BYD Co Ltd (H shares) 64,862
16,678 (a) Ceat Ltd 636
11,039 (a) Changzhou Xingyu Automotive Lighting Systems Co Ltd 209
1,255,885 (a) Cheng Shin Rubber Industry Co Ltd 1,554
146,000 (a) China Motor Corp 305
329,608 (a) Chongqing Changan Automobile Co Ltd 567
103,508 (a) CIE Automotive India Ltd 469
32,030 (a) CIE Automotive S.A. 1,003
403,995 Cie Generale des Etablissements Michelin S.C.A 14,549
38,869 (a) Cie Plastic Omnium SA 627
374,863 (a) Cofide S.p.A. 288
66,703 (a) Continental AG. 4,413
432,147 Daimler AG. (Registered) 27,238
67,000 (a) Depo Auto Parts Ind Co Ltd 291
21,472 (a) DN Automotive Corp 350
240,312 (a),(b),(c) Dometic Group AB 1,259
1,061,582 Dowlais Group plc 1,145
145,016 (a),(b) Dr ING hc F Porsche AG. 7,031
2,122 (a) Dynamatic Technologies Ltd 164
9,600 (a) Eagle Industry Co Ltd 170
940 (a) EGE Endustri VE Ticaret AS. 184
95,101 Eicher Motors Ltd 7,509
26,260 (a),(c) Endurance Technologies Ltd 811
80,182 (a) Exedy Corp 2,816
320,675 (a) Exide Industries Ltd 1,411
119,586 (a) Faurecia 1,619
26,400 (a) FCC Co Ltd 573
160,857 (a) Ferrari NV 77,971
2,656,188 Ford Motor Co 31,768

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
462,601 (a) Ford Otomotiv Sanayi AS $ 1,103
61,400 (a) Fras-Le S.A. 260
88,063 (a) Fuyao Glass Industry Group Co Ltd - A 909
425,362 (a),(c) Fuyao Glass Industry Group Co Ltd - H 4,285
51,518 (a) Gabriel India Ltd 686
834,010 (a) Garrett Motion, Inc 11,359
4,203,302 (a) Geely Automobile Holdings Ltd 10,560
889,023 General Motors Co 54,204
95,685 Gentex Corp 2,708
81,630 (a) Gentherm, Inc 2,780
108,502 (a),(c) Gestamp Automocion S.A. 422
66,767 (a) Goodyear Tire & Rubber Co 499
1,595,746 Great Wall Motor Co Ltd 3,445
116,259 Great Wall Motor Co Ltd 403
59,754 (a) GS Yuasa Corp 1,412
251,200 (a) Guangzhou Automobile Group Co Ltd 270
51,904 (a) Hankook Tire & Technology Co Ltd 1,419
20,592 (a) Hankook Tire Worldwide Co Ltd 337
105,191 (a) Hanon Systems 229
46,052 Harley-Davidson, Inc 1,285
617,407 Hero Honda Motors Ltd 38,071
26,244 (a) HL Mando Co Ltd 629
154,000 (a) Hota Industrial Manufacturing Co Ltd 321
32,970 (a) Hu Lane Associate, Inc 138
133,715 (a) Huayu Automotive Systems Co Ltd 386
19,776 (a) Huizhou Desay Sv Automotive Co Ltd 421
40,926 (a) Hyundai Mobis 8,707
91,316 Hyundai Motor Co 13,999
23,516 (a) Hyundai Motor Co Ltd (2nd Preference) 2,792
264,604 Hyundai Motor Co Ltd (Preference) 30,766
59,996 (a) Hyundai Motor India Ltd 1,745
13,291 (a) Hyundai Wia Corp 459
38,840 (a) JBM Auto Ltd 293
67,689 (a) JK Tyre & Industries Ltd 272
255,842 (a) Johnson Electric Holdings Ltd 1,339
143,500 (a) JTEKT Corp 1,424
26,492 (a),(b) Kayaba Industry Co Ltd 702
501,904 (a) Kenda Rubber Industrial Co Ltd 335
164,214 (a) Kia Motors Corp 11,787
138,800 (a) Koito Manufacturing Co Ltd 2,100
62,505 (a) Kumho Tire Co, Inc 211
128,500 (a),(b) Launch Tech Co Ltd 171
22,471 Lear Corp 2,261
863,000 (a) Li Auto, Inc 11,049
104,343 (a) Li Auto, Inc (ADR) 2,644
29,101 (a) Linamar Corp 1,561
52,323 (a),(b) Lucid Group, Inc 1,245
22,431 (a) Lumax Auto Technologies Ltd 316
187,041 (a) Magna International, Inc 8,862
642,605 Mahindra & Mahindra Ltd 24,801
27,500 (a) Mahle Metal Leve S.A. 141
139,557 (a) Maruti Suzuki India Ltd 25,206
450,100 (a),(b) Mazda Motor Corp 3,277
81,462 (a) Minda Corp Ltd 522
572,000 (a) Minth Group Ltd 2,477
496,300 (a),(b) Mitsubishi Motors Corp 1,343
16,410 (a) Modine Manufacturing Co 2,333
2,259,036 (a) Motherson Sumi Wiring India Ltd 1,162
1,682 (a) MRF Ltd 2,763
31,938 (a),(b) Musashi Seimitsu Industry Co Ltd 744
381,957 (a) Nan Kang Rubber Tire Co Ltd 478
590,000 (a) Nexteer Automotive Group Ltd 647

SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
112,400 (a) NGK Spark Plug Co Ltd $ 4,336
134,315 (a) NHK Spring Co Ltd 2,017
56,312 (a) Nifco, Inc 1,698
75,478 (a) Ningbo Tuopu Group Co Ltd 862
1,269,210 (a),(b) NIO, Inc 9,599
47,610 (a),(b) Nissan Shatai Co Ltd 396
58,588 (a),(b) NOK Corp 1,029
99,156 (a),(b) Nokian Renkaat Oyj 898
570,846 (a) Ola Electric Mobility Ltd 367
29,100 (a) Pacific Industrial Co Ltd 522
219,376 (b) Patrick Industries, Inc 22,690
133,362 (a),(b) Piaggio & C S.p.A. 307
13,194 (a) Piolax, Inc 159
299,677 (a),(c) Pirelli & C S.p.A 2,045
236,100 (a),(b) Polestar Automotive Holding UK plc (ADR) 222
89,760 (a) Porsche AG. 3,537
43,747 (a) Pricol Ltd 264
1,339,100 (a) PT Selamat Sempurna Tbk 149
72,205 (a),(b) PWR Holdings Ltd 371
173,598 (a),(b) QuantumScape Corp 2,139
116,859 (a) Renault S.A. 4,805
326,455 (a),(b) Rivian Automotive, Inc 4,792
36,708 (a) SAF-Holland SE 639
320,723 (a) SAIC Motor Corp Ltd 773
139,100 (a) Sailun Group Co Ltd 282
3,290,506 (a) Samvardhana Motherson International Ltd 3,919
24,460 (a),(c) Sansera Engineering Ltd 378
376,000 (a) Sanyang Motor Co Ltd 769
161,302 (a) Schaeffler AG. 1,079
4,049 (a) Sebang Global Battery Co Ltd 184
37,893 (a) Seiren Co Ltd 782
68,241 (a) Seres Group Co Ltd 1,650
13,886 (a) Sharda Motor Industries Ltd 164
395,900 (a),(b) Shoei Co Ltd 4,703
9,858 (a) Shriram Pistons & Rings Ltd 300
12,221 (a) SL Corp 295
11,828 (a) SNT Motiv Co Ltd 290
124,250 (a),(b) Solid Power, Inc 431
292,773 (a),(c) Sona Blw Precision Forgings Ltd 1,358
707,700 (a) Sri Trang Agro-Industry PCL 276
80,000 (a) Stanley Electric Co Ltd 1,614
1,272,556 (a) Stellantis NV 11,811
301,900 (a) Sumitomo Electric Industries Ltd 8,590
134,900 (a) Sumitomo Rubber Industries, Inc 1,636
62,969 (a) Sundaram Finance Holdings Ltd 441
1,609 (a) Sundaram-Clayton DCD Pvt Ltd 30
4,258 (a) Sundaram-Clayton Ltd 612
89,899 (a) Sundram Fasteners Ltd 1,011
67,753 (a) Suprajit Engineering Ltd 353
2,094,200 (a) Tata Motors Ltd 16,047
2,705,665 (a) Tesla, Inc 1,203,263
21,522 Thor Industries, Inc 2,232
548,000 (a),(b) Tianneng Power International Ltd 687
80,911 (a) Tofas Turk Otomobil Fabrik 506
39,447 (a) Tokai Rika Co Ltd 712
176,817 (a) Tokai Rubber Industries, Inc 2,633
304,000 (a) Tong Yang Industry Co Ltd 934
17,568 (a) Topre Corp 275
81,425 (a) Toyo Tire & Rubber Co Ltd 2,162
44,200 (a) Toyoda Gosei Co Ltd 1,098
65,595 (a) Toyota Boshoku Corp 1,086
10,490,219 (a) Toyota Motor Corp 201,480

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
6,550 (a) Trigano S.A. $ 1,147
62,900 (a),(b) TS Tech Co Ltd 790
73,700 (a) Tube Investments of India Ltd 2,572
165,134 (a) TVS Motor Co Ltd 6,395
62,000 (a) TYC Brother Industrial Co Ltd 86
150,739 (a) UNO Minda Ltd 2,206
165,517 (a) Valeo 2,087
44,391 (a),(c) Varroc Engineering Ltd 295
22,560 (a) Visteon Corp 2,704
123,588 (a) Volkswagen AG. (Preference) 13,396
34,500 (a) Weifu High-Technology Co Ltd 63
3,988,300 (a) XPeng, Inc 46,862
893,031 (a),(c) Yadea Group Holdings Ltd 1,590
95,300 (a) Yokohama Rubber Co Ltd 3,525
364,480 (a) Yulon Motor Co Ltd 419
4,738 (a) ZF Commercial Vehicle Control Systems India Ltd 689
347,700 (a),(c) Zhejiang Leapmotor Technologies Ltd 2,966
87,600 (a) Zhejiang Wanfeng Auto Wheel Co Ltd 223
TOTAL AUTOMOBILES & COMPONENTS 2,299,477
BANKS - 8.3%
67,744 (a) 1st Source Corp 4,170
46,403 (a) 77 Bank Ltd 1,931
282,611 (a),(c) ABN AMRO Bank NV 9,066
584,614 (a) Absa Group Ltd 6,135
2,031,689 Abu Dhabi Commercial Bank PJSC 8,074
999,877 Abu Dhabi Islamic Bank PJSC 5,935
559,424 (a) AFFIN Holdings Bhd 310
19,158,383 Agricultural Bank of China Ltd 12,895
3,557,362 Agricultural Bank of China Ltd (Class A) 3,333
9,053,663 AIB Group plc 82,540
25,600 (a) Aichi Financial Group, Inc 538
903,605 (a) Ajman Bank PJSC 352
2,142,249 (a) Akbank TAS 3,237
999,080 (a) Al Ahli Bank of Kuwait KSCP 941
3,383,893 Al Rajhi Bank 96,695
832,635 (a) Alinma Bank 5,942
67,973 (a) Alior Bank S.A. 1,924
759,011 (a) Alliance Financial Group BHD 789
1,514,912 (a) Alpha Bank S.A. 6,443
390,354 Ameris Bancorp 28,617
1,703,434 (a) AMMB Holdings BHD 2,287
79,200 (a),(b) Aozora Bank Ltd 1,238
611,675 (a) Arab National Bank 4,032
559,343 (a) Atlantic Union Bankshares Corp 19,739
251,026 (a),(c) AU Small Finance Bank Ltd 2,069
3,479,842 Australia and New Zealand Banking Group 76,412
20,244 (a) Awa Bank Ltd 507
5,586,188 Axis Bank Ltd 71,165
160,287 (a) Axos Financial, Inc 13,568
2,406,219 (a) Banca Monte dei Paschi di Siena S.p.A 21,411
68,034 (a) Banca Popolare di Sondrio SPA 1,065
39,914 (a) Banco ABC Brasil S.A. 174
17,501,998 Banco Bilbao Vizcaya Argentaria S.A. 337,257
681,143 (a) Banco BPM S.p.A. 10,223
1,096,156 (a) Banco Bradesco S.A. 3,137
3,635,730 (a) Banco Bradesco S.A. (Preference) 12,084
5,044,236 Banco Comercial Portugues S.A. 4,478
31,497,169 (a) Banco de Chile 4,783
60,018 (a) Banco de Credito e Inversiones 2,652
628,500 (a),(b),(c) Banco del Bajio S.A. 1,583
14,747 (a) Banco di Desio e della Brianza S.p.A. 133
13,200,202 Banco do Brasil S.A. 54,787

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
156,600 (a) Banco do Estado do Rio Grande do Sul $ 352
52,467 (a) Banco Itau Chile S.A. 808
209,600 (a) Banco Pan S.A. 306
45,599,035 (a) Banco Santander Chile S.A. 3,023
38,269,075 Banco Santander S.A. 401,608
577,745 (a),(c) Bandhan Bank Ltd 1,056
5,584,900 (a) Bank Aladin Syariah Tbk PT 270
505,053 (a) Bank AlBilad 3,882
427,575 (a) Bank Al-Jazira 1,462
48,523,370 (a) Bank Central Asia Tbk PT 22,222
22,066 (a) Bank Handlowy w Warszawie S.A. 633
561,100 (a) Bank Islam Malaysia Bhd 305
3,767,000 (a) Bank Jago Tbk PT 482
424,601 (a) Bank Millennium S.A. 1,692
10,309,006 (a) Bank Negara Indonesia Persero Tbk PT 2,543
6,656,540 Bank of America Corp 343,411
725,250 (a) Bank of Baroda 2,112
857,262 (a) Bank of Beijing Co Ltd 664
145,800 (a) Bank of Changsha Co Ltd 181
181,720 (a) Bank of Chengdu Co Ltd 441
1,642,144 (a) Bank of China Ltd - A 1,195
49,049,912 Bank of China Ltd - H 26,811
2,204,812 (a) Bank of Communications Co Ltd - A 2,082
6,103,319 (a) Bank of Communications Co Ltd - H 5,114
719,050 (a) Bank of East Asia Ltd 1,118
26,491 (a) Bank of Georgia Group plc 2,732
257,795 (a) Bank of Hangzhou Co Ltd 553
746,918 (a) Bank of Jiangsu Co Ltd 1,053
617,937 (a) Bank of Kaohsiung Co Ltd 243
501,333 (a),(b) Bank of Montreal 65,328
24,300 (a) Bank of Nagoya Ltd 582
466,790 (a) Bank of Nanjing Co Ltd 717
274,174 (a) Bank of Ningbo Co Ltd 1,019
869,274 (a),(b) Bank of Nova Scotia 56,209
388,215 Bank of NT Butterfield & Son Ltd 16,662
501,431 (a) Bank of Queensland Ltd 2,404
631,973 (a) Bank of Shanghai Co Ltd 795
796,638 (a) Bank of Sharjah 304
158,500 (a) Bank of Suzhou Co Ltd 182
1,438,908 (a) Bank of the Philippine Islands 2,843
126,661 (a) Bank Pekao S.A. 6,104
221,128,572 Bank Rakyat Indonesia 51,829
4,944,462 (a) Bank Tabungan Negara Persero Tbk PT 382
27,946 (a) Bank Zachodni WBK S.A. 3,634
133,520 (a) BankUnited, Inc 5,095
14,150 (a) Bankwell Financial Group, Inc 626
358,324 Banner Corp 23,470
22,952 Banque Cantonale Vaudoise 2,720
838,028 (a) Banque Saudi Fransi 3,989
46,361,608 Barclays plc 238,545
88,927 (c) BAWAG Group AG. 11,724
53,820 (a) BCB Bancorp, Inc 467
10,157,659 (a) BDO Unibank, Inc 23,195
428,980 (a) Bendigo Bank Ltd 3,707
139,025 Berkshire Hills Bancorp, Inc 3,296
494,656 (a) BNK Financial Group, Inc 5,148
2,652,500 BOC Hong Kong Holdings Ltd 12,426
1,051,340 (a) Boubyan Bank KSCP 2,433
876,362 (a) BPER Banca 9,747
10,195 (a) BRE Bank S.A. 2,530
5,530,299 (a) Bumiputra-Commerce Holdings BHD 9,663
866,361 (a) Burgan Bank SAK 680

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
398,365 (a) Byline Bancorp, Inc $ 11,047
6,570,696 (a) CaixaBank S.A. 69,399
1,250,764 (a),(b) Canadian Imperial Bank of Commerce 99,948
1,305,978 (a) Canara Bank 1,820
50,963 (a),(b) Capital Bancorp, Inc 1,626
85,571 Capitec Bank Holdings Ltd 17,267
320,530 (a) Capitol Federal Financial, Inc 2,035
68,218 Cathay General Bancorp 3,275
89,991 Central Pacific Financial Corp 2,730
4,275,428 (a) Chang Hwa Commercial Bank 2,760
865,000 (a),(c) China Bohai Bank Co Ltd 114
5,745,490 (a) China Citic Bank 4,933
510,300 (a) China CITIC Bank Corp Ltd 516
879,907 China Construction Bank Corp - A 1,065
66,216,546 China Construction Bank Corp - H 63,513
1,981,304 (a) China Everbright Bank Co Ltd - A 936
2,351,845 (a) China Everbright Bank Co Ltd - H 979
2,698,481 China Merchants Bank Co Ltd 16,150
7,533,726 China Merchants Bank Co Ltd (Class A) 42,841
1,417,748 China Minsheng Banking Corp Ltd - A 793
4,791,491 (a) China Minsheng Banking Corp Ltd - H 2,529
793,937 (a) China Zheshang Bank Co Ltd 333
20,679,388 Chinatrust Financial Holding Co 29,165
1,689,000 (a) Chongqing Rural Commercial Bank 1,303
452,900 (a) Chongqing Rural Commercial Bank Co Ltd 419
111,900 (a) Chugin Financial Group, Inc 1,643
3,532,366 Citigroup, Inc 358,535
278,078 (a) City Union Bank Ltd 669
56,591 (a) Civista Bancshares, Inc 1,149
104,766 (a) Close Brothers Group plc 699
376,200 (a) CNPC Capital Co Ltd 558
45,544 (a) Coastal Financial Corp 4,926
40,731 (a) Collector Bank AB 293
248,152 (a) Columbia Banking System, Inc 6,387
2,176,246 (a) Commercial Bank PSQC 2,741
1,556,326 Commercial International Bank 3,285
1,001,970 (a) Commerzbank AG. 37,937
2,308,608 Commonwealth Bank of Australia 254,948
50,884 (a) Community Trust Bancorp, Inc 2,847
246,095 Credicorp Ltd 65,530
58,772 (a) Credito Emiliano S.p.A. 949
79,350 (a) Customers Bancorp, Inc 5,187
5,646,074 (a),(d) Cyprus Popular Bank PCL 66
314,827 (a) Dah Sing Banking Group Ltd 396
140,708 (a) Dah Sing Financial Holdings Ltd 613
155,016 (a) Daishi Hokuetsu Financial Group, Inc 1,500
940,415 (a) Danske Bank AS 40,169
3,622,563 (a) DBS Group Holdings Ltd 143,663
1,298,578 (a) DGB Financial Group, Inc 12,751
1,881,040 (a) Doha Bank QPSC 1,315
2,006,535 (a) Dubai Islamic Bank PJSC 5,233
1,122,521 (a) Dukhan Bank 1,092
9,966,288 (a) E.Sun Financial Holding Co Ltd 10,922
33,680 East West Bancorp, Inc 3,585
1,298,966 (a) Emirates NBD Bank PJSC 8,594
168,647 Enterprise Financial Services Corp 9,778
21,618 (a),(b) Equitable Group, Inc 1,445
439,174 (a),(c) Equitas Small Finance Bank Ltd 283
7,960 (a) Equity Bancshares, Inc 324
1,165,601 Erste Bank der Oesterreichischen Sparkassen AG. 114,582
4,820,809 (a) Eurobank Ergasias Services and Holdings S.A. 18,649
2,135,969 (a) Far Eastern International Bank 874

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
86,647 (a) FB Financial Corp $ 4,830
1,358,460 (a) Federal Bank Ltd 2,952
11,847 (a) FIBI Holdings Ltd 900
4,275,668 Fifth Third Bancorp 190,481
401,238 (a) FinecoBank Banca Fineco S.p.A 8,708
3,054,547 (a) First Abu Dhabi Bank PJSC 13,006
286,730 First BanCorp 6,322
480,727 (a) First Busey Corp 11,129
3,863 First Citizens Bancshares, Inc (Class A) 6,912
377,988 (a) First Financial Bankshares, Inc 12,719
23,342 (a) First Financial Corp 1,317
7,827,864 First Financial Holding Co Ltd 7,680
211,240 (a) First Hawaiian, Inc 5,245
611,656 First Horizon National Corp 13,830
41,589 (a) First International Bank Of Israel Ltd 2,976
17,798 (a) First Internet Bancorp 399
360,592 First Merchants Corp 13,594
5,510 (a) First United Corp 203
19,050 (a) Five Star Bancorp 613
31,740 (a) Flushing Financial Corp 438
242,900 (a) FNB Corp 3,913
2,890 (a),(b) Franklin Financial Services Corp 133
204,300 (a) Fukuoka Financial Group, Inc 6,110
135,153 Glacier Bancorp, Inc 6,578
173,524 (a) Grupo Cibest S.A. 2,678
310,248 (a) Grupo Cibest S.A. 4,041
5,557,498 Grupo Financiero Banorte S.A. de C.V. 55,983
1,257,177 (a) Grupo Financiero Inbursa S.A. 3,457
1,402,823 (a) Gulf Bank KSCP 1,607
230,900 (a),(b) Gunma Bank Ltd 2,567
261,500 (a) Hachijuni Bank Ltd 2,727
793,265 (a) Haci Omer Sabanci Holding AS 1,659
195,463 (a) Hana Financial Group, Inc 12,153
102,140 Hancock Whitney Corp 6,395
539,700 (a) Hang Seng Bank Ltd 8,213
19,303,031 HDFC Bank Ltd 206,865
1,067,770 HDFC Bank Ltd (ADR) 36,475
180,370 (a) Heritage Commerce Corp 1,791
84,790 (a) Hilltop Holdings, Inc 2,834
185,202 (a) Hirogin Holdings, Inc 1,802
137,000 (a),(b) Hokkoku Financial Holdings, Inc 635
78,260 (a) Hokuhoku Financial Group, Inc 2,044
1,461,563 Home Bancshares, Inc 41,362
37,092 (a) HomeTrust Bancshares, Inc 1,519
437,212 (a) Hong Leong Bank BHD 2,132
25,580 (a) Horizon Bancorp, Inc 410
4,288,568 (a) HSBC Holdings plc 60,525
6,164,015 (a) Hua Nan Financial Holdings Co Ltd 5,993
544,586 (a) Huaxia Bank Co Ltd 504
156,474 (a) Hyakugo Bank Ltd 963
10,200 (a) Hyakujushi Bank Ltd 354
9,576,734 (a) ICICI Bank Ltd 145,138
2,461,215 (a) IDFC First Bank Ltd 1,934
121,235 Independent Bank Corp 3,755
395,604 (a) IndusInd Bank Ltd 3,277
2,647,339 Industrial & Commercial Bank of China Ltd - A 2,716
44,909,914 Industrial & Commercial Bank of China Ltd - H 33,069
866,805 Industrial Bank Co Ltd 2,419
192,434 (a) Industrial Bank of Korea 2,670
14,222,046 ING Groep NV 372,842
189,700 (a) Inter & Co, Inc 1,751
25,222 (a) Intercorp Financial Services, Inc 1,017

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
5,202,552 Intesa Sanpaolo S.p.A. $ 34,437
3,996,043 (a) Investimentos Itau S.A. - PR 8,612
28,176,863 Itau Unibanco Holding S.A. 206,843
177,754 (a) Iyogin Holdings, Inc 2,684
312,641 (a) Jammu & Kashmir Bank Ltd 370
88,415 (a) JB Financial Group Co Ltd 1,450
4,268,543 JPMorgan Chase & Co 1,346,427
576,184 (a) Judo Capital Holdings Ltd 669
23,140 (a) Juroku Financial Group, Inc 861
33,799 (a) Jyske Bank 3,774
113,906 (a) KakaoBank Corp 1,929
96,536 (a) Karnataka Bank Ltd 187
399,298 (a) Karur Vysya Bank Ltd 947
4,433,700 (a) Kasikornbank PCL 22,933
405,300 (a) Kasikornbank PCL (Foreign) 2,089
249,241 KB Financial Group, Inc 20,571
122,777 (a) KBC Ancora 9,758
563,456 KBC Groep NV 67,524
136,648 (a) Keiyo Bank Ltd 1,169
1,705,600 (a) Kiatnakin Phatra Bank PCL 3,095
522,000 (a),(d) King's Town Bank Co Ltd 969
44,119 (a) Kiyo Bank Ltd 872
52,404 (a) Komercni Banka AS 2,630
755,015 Kotak Mahindra Bank Ltd 16,928
2,677,796 (a) Krung Thai Bank PCL 2,049
9,531,968 (a) Kuwait Finance House KSCP 24,803
679,995 (a) Kuwait International Bank KSCP 594
1,653,792 (a) Kuwait Projects Co Holding KSCP 456
170,600 (a) Kyoto Financial Group, Inc 3,615
244,700 (a) Kyushu Financial Group, Inc 1,502
29,060 (a) Lakeland Financial Corp 1,866
30,010 (a),(b) Laurentian Bank of Canada 711
226,413 (a) Live Oak Bancshares, Inc 7,974
39,933,320 Lloyds TSB Group plc 45,188
722,085 M&T Bank Corp 142,698
11,323,230 Malayan Banking BHD 26,660
2,393,100 (a) Malaysia Building Society Bhd 418
4,132,892 (a) Masraf Al Rayan QSC 2,700
669,200 (a) Mebuki Financial Group, Inc 4,263
8,125,731 (a) Mega Financial Holding Co Ltd 11,330
24,273 Mercantile Bank Corp 1,092
95,820 (a) Meridian Corp 1,513
264,167 (a) Metro Bank Holdings plc 431
1,248,904 (a) Metropolitan Bank & Trust 1,460
48,470 (a) Mid Penn Bancorp, Inc 1,388
191,175 (a) Midland States Bancorp, Inc 3,277
32,250,326 Mitsubishi UFJ Financial Group, Inc 520,242
3,600,994 Mizuho Financial Group, Inc 121,050
183,471 (a),(c) Moneta Money Bank AS 1,464
15,068 (a) Musashino Bank Ltd 412
73,349 (a) Nanto Bank Ltd 2,519
2,196,119 (a) National Australia Bank Ltd 64,065
309,720 (a) National Bank Holdings Corp 11,968
405,148 (a),(b) National Bank of Canada 43,036
1,097,168 (a) National Bank of Greece S.A. 15,976
5,719,207 (a) National Bank of Kuwait SAKP 19,851
24,278,879 (a) NatWest Group plc 171,490
58,564 (a) NB Bancorp, Inc 1,034
318,893 (a) Nedbank Group Ltd 3,942
22,710 (a) New York Community Bancorp, Inc 262
88,364 (a) Nishi-Nippon Financial Holdings, Inc 1,495
200,000 (a) NOBA Bank Group AB 1,997

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
7,135,524 Nordea Bank AB publ $ 117,478
184,697 (a) North Pacific Bank Ltd 928
44,704 (a) Northeast Bank 4,478
14,560 (a) Northeast Community Bancorp, Inc 299
13,320 (a),(b) Northpointe Bancshares, Inc 227
4,004,594 (a) NU Holdings Ltd 64,114
942,000 (a) O-Bank Co Ltd 280
381,442 (a) OFG Bancorp 16,589
23,407 (a),(b) Ogaki Kyoritsu Bank Ltd 548
720,947 Old National Bancorp 15,825
6,915 (a),(b) OP Bancorp 96
150,972 (a) Optima bank S.A. 1,496
15,760 (a) Orange County Bancorp, Inc 397
55,044 (a) Origin Bancorp, Inc 1,900
154,087 (a) OTP Bank Rt 13,329
8,135,044 Oversea-Chinese Banking Corp 103,719
94,592 Pathward Financial, Inc 7,001
126,620 (a) Patriot National Bancorp, Inc 165
35,130 (a) Peapack Gladstone Financial Corp 970
48,003 Peoples Bancorp, Inc 1,440
240,740 (a) Philippine National Bank 219
804,284 (a) Ping An Bank Co Ltd 1,282
768,731 (a) Piraeus Financial Holdings S.A. 6,530
364,001 PNC Financial Services Group, Inc 73,139
1,210,637 Postal Savings Bank of China Co Ltd - A 979
6,270,972 (c) Postal Savings Bank of China Co Ltd - H 4,393
598,711 Powszechna Kasa Oszczednosci Bank Polski S.A. 11,633
171,292 Preferred Bank 15,483
109,200 (a) Primis Financial Corp 1,148
79,592 Prosperity Bancshares, Inc 5,281
25,700,370 (a) PT Bank Mandiri Persero Tbk 6,792
9,994,380 Public Bank Bhd 10,296
1,585,563 (a) Punjab National Bank 2,015
676,513 (a) Qatar International Islamic Bank QSC 2,014
1,226,035 (a) Qatar Islamic Bank SAQ 8,049
3,162,927 (a) Qatar National Bank QPSC 16,140
110,387 (a) QCR Holdings, Inc 8,350
98,501 (a) Raiffeisen International Bank Holding AG. 3,411
72,100 (a) Rakuten Bank Ltd 4,025
334,810 (a),(c) RBL Bank Ltd 1,046
11,150 (a) Red River Bancshares, Inc 723
185,600 (a) Regional SAB de C.V. 1,671
2,839,900 (a) Resona Holdings, Inc 28,959
1,169,374 (a) RHB Capital BHD 1,833
19,000 (a) Ringkjoebing Landbobank A.S. 4,415
67,500 (a) Riverview Bancorp, Inc 362
1,012,229 (a) Riyad Bank 7,339
983,762 Royal Bank of Canada 144,995
101,064 (a),(b) San-In Godo Bank Ltd 937
693,919 (a) Saudi Awwal Bank 5,938
384,962 (a) Saudi Investment Bank 1,464
2,022,144 (a) Saudi National Bank 21,126
612,461 (a) SCB X PCL 2,410
264,396 Seacoast Banking Corp of Florida 8,046
187,900 (a),(b) Senshu Ikeda Holdings, Inc 822
453,700 (a),(b) Seven Bank Ltd 895
2,661,331 (a) Shanghai Commercial & Savings Bank Ltd 3,674
1,216,514 (a) Shanghai Pudong Development Bank Co Ltd 2,037
381,400 (a) Shanghai Rural Commercial Bank Co Ltd 439
97,125 (a),(b) Shiga Bank Ltd 4,442
300,745 Shinhan Financial Group Co Ltd 15,163
331,900 (a) Shizuoka Financial Group, Inc 4,540

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
259,657 (a) Shore Bancshares, Inc $ 4,261
8,468,721 (a) SinoPac Financial Holdings Co Ltd 6,959
66,298 (a) Skandinaviska Enskilda Banken AB (Class A) 1,300
63,426 (a) SmartFinancial, Inc 2,266
3,863,410 Societe Generale 257,212
912,307 (a) South Indian Bank Ltd 297
21,525 (a) Southside Bancshares, Inc 608
67,450 (a) SOUTHSTATE BANK CORP 6,669
36,272 (a) Sparebank Oestlandet 685
157,571 (a) SpareBank SR-Bank ASA 2,812
99,601 (a) Sparebanken Midt-Norge 1,935
73,586 (a) Sparebanken Nord-Norge 1,039
10,020 (a),(b) SR Bancorp, Inc 151
3,983,707 Standard Bank Group Ltd 54,501
5,867,643 Standard Chartered plc 113,877
7,332,989 (a) State Bank of India 71,986
8,876,700 Sumitomo Mitsui Financial Group, Inc 249,727
2,728,824 Sumitomo Mitsui Trust Holdings, Inc 79,201
94,864 (a),(b) Suruga Bank Ltd 986
38,844 (a) Sydbank AS 3,123
2,925,370 (a) Taichung Commercial Bank Co Ltd 2,181
14,427,868 (a) Taishin Financial Holdings Co Ltd 8,534
4,873,374 (a) Taiwan Business Bank 2,523
7,443,720 (a) Taiwan Cooperative Financial Holding Co Ltd 6,021
31,123 (a) Tamilnad Mercantile Bank Ltd 148
31,692 (a) TBC Bank Group plc 1,940
69,141 (a) Texas Capital Bancshares, Inc 5,844
129,700 (a) Thanachart Capital PCL 201
12,168 (a) Third Coast Bancshares, Inc 462
3,440,300 (a) Tisco Bank PCL 10,830
18,013,800 (a) TMB Bank PCL (Foreign) 1,056
116,343 (a),(b) Toho Bank Ltd 365
134,100 (a) Tokyo Kiraboshi Financial Group, Inc 6,517
112,664 (a) TOMONY Holdings, Inc 511
1,200,703 (a) Toronto-Dominion Bank 96,008
44,100 (a) Trustmark Corp 1,746
6,014,543 (a) Turkiye Is Bankasi (Series C) 2,052
752,521 (a),(c) Ujjivan Small Finance Bank Ltd 393
255,272 UMB Financial Corp 30,211
7,301,990 (a),(c) Unicaja Banco S.A. 20,093
2,518,745 (a) UniCredit S.p.A 191,664
1,046,103 Union Bank of India 1,631
848,314 (a) Union Bank Of Taiwan 500
163,050 (a) United Community Banks, Inc 5,112
904,169 (a) United Overseas Bank Ltd 24,282
95,317 (a) Univest Financial Corp 2,861
11,916 (a) Valiant Holding AG. 1,933
569,471 Valley National Bancorp 6,036
635,093 (a),(d) VTB Bank PJSC (GDR) Equiduct 6
664,707 (a),(d) VTB Bank PJSC (GDR) Tradegate 7
1,565,031 (a) Warba Bank KSCP 1,454
19,800 (a) Washington Trust Bancorp, Inc 572
10,114,563 Wells Fargo & Co 847,803
360,559 (a) WesBanco, Inc 11,513
68,670 (a) Westamerica Bancorporation 3,433
159,952 Western Alliance Bancorp 13,871
2,453,521 (a) Westpac Banking Corp 63,215
98,759 Wintrust Financial Corp 13,080
459,948 (a) Woori Financial Group, Inc 8,518
138,699 (a) Yamaguchi Financial Group, Inc 1,684
2,323,235 Yapi ve Kredi Bankasi 1,901

SHARES DESCRIPTION VALUE (000)
BANKS (continued)
9,872,467 (a) Yes Bank Ltd $ 2,361
TOTAL BANKS 11,263,258
CAPITAL GOODS - 9.9%
147,540 3M Co 22,895
7,499 (a) 3M India Ltd 2,490
47,778 A.O. Smith Corp 3,507
490,339 (a) Aalberts Industries NV 16,166
28,602 (b) Aaon, Inc 2,673
3,003,990 ABB Ltd 217,379
37,546 ABB Ltd India 2,192
850,000 (a) Aboitiz Equity Ventures, Inc 435
580,749 (a) AcBel Polytech, Inc 583
330,784 (a) Accelleron Industries AG. 28,012
17,624 (a) Ackermans & Van Haaren 4,529
111,428 ACS Actividades de Construccion y Servicios S.A. 8,932
74,000 (a) Acter Co Ltd 1,891
28,149 (a) Action Construction Equipment Ltd 340
13,700 Acuity Brands, Inc 4,718
113,492 (a) Adani Enterprises Ltd 3,205
158,080 (a) AddTech AB 5,142
13,533 (a) ADENTRA, Inc 343
24,000 (a) Advanced Energy Solution Holding Co Ltd 920
100,352 (a) AECC Aviation Power Co Ltd 596
150,290 Aecom Technology Corp 19,608
49,782 (a) Aecon Group, Inc 852
114,692 AerCap Holdings NV 13,878
112,781 (a) Aerovironment, Inc 35,514
89,730 (a) AerSale Corp 735
49,408 (a) Afcons Infrastructure Ltd 254
42,115 (a) AFG Arbonia-Forster Hldg 278
18,108 (a) Ahluwalia Contracts India Ltd 203
34,797 (a) AIA Engineering Ltd 1,197
290,700 (a) Aichi Corp 2,682
44,132 Air Lease Corp 2,809
1,518,436 Airbus SE 354,594
96,226 (a) Airtac International Group 2,390
17,224 (a) Aker ASA (A Shares) 1,351
26,348 (a) Al Babtain Power & Telecommunication Co 407
143,284 (a) Alarko Holding AS. 284
61,890 (a) Albany International Corp (Class A) 3,299
175,574 (a) Alfa Laval AB 8,018
54,828 (a),(c) Alimak Group AB 903
81,947 (a) Allegheny Technologies, Inc 6,666
61,400 Allegion plc 10,889
2,357,300 (a) Alliance Global Group, Inc 308
157,718 (a) Allis Electric Co Ltd 533
70,531 Allison Transmission Holdings, Inc 5,987
2,356,139 Alstom RGPT 61,652
235,700 (b) Amada Co Ltd 2,897
89,962 (a) Amara Raja Batteries Ltd 1,002
242,207 (a) American Superconductor Corp 14,385
27,970 (a),(b) Amprius Technologies, Inc 294
50,655 (a) Andritz AG. 3,574
6,694 (a) Anveshan Heavy Engineering Ltd 177
13,387 (a) Apar Industries Ltd 1,234
10,000 (a) Apex Dynamics, Inc 224
414,424 (a) API Group Corp 14,244
46,438 Applied Industrial Technologies, Inc 12,123
47,869 (a) AQ Group AB 917
319,462 (a),(d) Arabi Group Holding KSC 302
396,025 (a),(b) Archer Aviation, Inc 3,794
241,569 Arcosa, Inc 22,637

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
57,630 (a) Ariston Holding NV $ 284
55,509 (a) Armstrong World Industries, Inc 10,880
5,691,773 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 29,493
2,030,762 (a) Ashok Leyland Ltd 3,266
102,741 (a) Ashoka Buildcon Ltd 214
1,075,362 Ashtead Group plc 72,115
68,862 (a),(b) Ashtead Technology Holdings plc 324
37,919 (a) Ashtrom Group Ltd 797
2,374,944 (a) Assa Abloy AB 82,667
499,235 (a) Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS. 1,173
31,150 (a) Astra Industrial Group 1,155
133,462,807 Astra International Tbk PT 46,285
86,760 (a) Astral Ltd 1,335
71,355 (a) Astronics Corp 3,255
115,804 (a) AtkinsRealis Group, Inc 8,358
53,892 Atkore, Inc 3,381
978,508 (a) Atlas Copco AB 14,724
1,628,442 (a) Atlas Copco AB 27,615
660,910 Atmus Filtration Technologies, Inc 29,800
62,584 (a),(b) ATS Corp 1,637
810,228 (a) Austal Ltd 4,141
1,021,391 (a),(c) AutoStore Holdings Ltd 938
1,988,037 (a) AviChina Industry & Technology Co Ltd 1,116
21,359 (a) AVICOPTER plc 109
18,750 (a) Avon Protection plc 536
31,419 (a) Axon Enterprise, Inc 22,548
168,671 Ayala Corp 1,399
2,215 (a),(d) Ayala Corp Preferred  0^
20,279 (a) Azad Engineering Ltd 357
127,341 (a) Azelis Group NV 1,733
191,712 (a) Babcock International Group 3,449
132,780 (a) Badger Infrastructure Solutions Ltd 5,856
1,518,869 BAE Systems plc 42,280
377,274 (a) Balfour Beatty plc 3,294
34,021 (a) Balu Forge Industries Ltd 244
112,130 (a) Barloworld Ltd 765
25,444 (a) Bawan Co 401
234,287 (a),(b) Beijer Ref AB 3,662
78,812 (a) Beijing New Building Materials plc 262
5,894 (a) Belimo Holding AG. 6,199
14,130 (a) BEML Ltd 665
1,053,000 (a) BES Engineering Corp 367
5,811 (a) Bet Shemesh Engines Holdings 1997 Ltd 1,194
2,543,322 Bharat Electronics Ltd 11,577
752,477 (a) Bharat Heavy Electricals Ltd 2,021
13,593 (a) BHI Co Ltd 457
225,943 (b) Bidvest Group Ltd 2,771
43,297 (a),(b) Bird Construction Income Fund 939
129,201 (a) Bizlink Holding, Inc 4,406
280,090 (a),(b) Bloom Energy Corp 23,687
181,301 (a) Blue Bird Corp 10,434
100,278 (a) Blue Star Ltd 2,125
146,006 (a),(c) BOC Aviation Ltd 1,305
134,203 Bodycote plc 1,162
1,825,672 (a) Boeing Co 394,035
61,325 (a),(b) Bombardier, Inc 8,594
28,000 (a) Bondada Engineering Ltd 120
4,391 (a) Bossard Holding AG. 932
114,910 Bouygues S.A. 5,183
17,771 (a) Brenntag SE 1,065
244,000 (a) Brighton-Best International Taiwan, Inc 269
19,762 (a) Brookfield Business Corp 663

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
5,053 (a) Bucher Industries AG. $ 2,410
8,927 (a) Budimex S.A. 1,251
104,870 (a) Bufab AB 987
26,639 (a) Builders FirstSource, Inc 3,230
40,200 (a) Bunka Shutter Co Ltd 620
204,689 Bunzl plc 6,470
2,475 Burckhardt Compression Holding AG. 1,928
36,395 (a) Burkhalter Holding AG. 6,203
32,400 BWX Technologies, Inc 5,974
1,170 (a) Bystronic AG. 450
80,000 (a) C Sun Manufacturing Ltd 506
185,595 (a) Cadeler A.S. 948
212,662 (a) CAE, Inc 6,297
15,797 (a) Carbone Lorraine 468
37,988 (a),(b),(c) Carel Industries S.p.A 998
28,900 (a) Cargotec Oyj 1,689
9,097 Carlisle Cos, Inc 2,993
3,136,710 Carrier Global Corp 187,262
429,167 Caterpillar, Inc 204,777
2,124 (a) Cembre S.p.A 136
192,700 (a) Central Glass Co Ltd 4,260
363,900 (a) Centuri Holdings, Inc 7,704
5,180 (a) Cera Sanitaryware Ltd 359
186,914 (a) CG Power & Industrial Solutions Ltd 1,560
1,049,700 (a) CH Karnchang PCL 500
633,603 (a) Chemring Group plc 5,032
135,000 (a) Chicony Power Technology Co Ltd 443
907,000 (a) Chin Hin Group Bhd 474
1,756,000 (a) China Communications Services Corp Ltd 1,037
1,085,500 (a) China Conch Venture Holdings Ltd 1,529
312,400 (a) China CSSC Holdings Ltd 1,521
1,338,300 (a) China Energy Engineering Corp Ltd 454
7,649,000 (a) China Lesso Group Holdings Ltd 4,793
59,500 (a) China National Chemical Engineering Co Ltd 62
810,718 (a) China Railway Group Ltd - A 628
2,933,000 (a) China Railway Group Ltd - H 1,480
653,300 (a) China State Construction Engineering Corp Ltd 501
926,000 (a) China State Construction International Holdings Ltd 1,179
246,500 (a) China XD Electric Co Ltd 235
89,445 (a) Chiyoda Corp 238
164,000 (a) Chudenko Corp 4,363
304,000 (a) Chung-Hsin Electric & Machinery Manufacturing Corp 1,555
522,000 (a) CIMC Enric Holdings Ltd 539
2,876,517 (a) Citic Pacific Ltd 4,213
9,546 (a) CJ Corp 1,250
1,922,053 (a) CK Hutchison Holdings Ltd 12,628
41,593 (a) CKD Corp 772
34,220 (a) CNGR Advanced Material Co Ltd 241
369,440 CNH Industrial NV 4,008
26,226 (a),(b) Cohort plc 509
6,123 (a) Colt CZ Group SE 228
259,590 Columbus McKinnon Corp 3,723
42,981 Comfort Systems USA, Inc 35,467
1,662,477 Compagnie de Saint-Gobain 180,132
84,217 (a) COMSYS Holdings Corp 2,098
14,661 (a) Construcciones y Auxiliar de Ferrocarriles S.A. 909
49,300 (a),(b) Contemporary Amperex Technology Co Ltd 3,629
865,857 Contemporary Amperex Technology Co Ltd 49,106
345,000 (a) Continental Holdings Corp 258
168,999 (a) Core & Main, Inc 9,097
8,328 (a) Craftsman Automation Ltd 637
90,416 Crane Co 16,649

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,029,000 (a) CRRC Corp Ltd $ 2,334
1,058,200 (a) CRRC Corp Ltd (Class A) 1,112
252,594 (a) CS Wind Corp 7,556
563,010 (a) CSBC Corp Taiwan 448
565,496 (a) CTCI Corp 588
97,452 (a) Cummins India Ltd 4,313
144,829 Cummins, Inc 61,171
64,003 Curtiss-Wright Corp 34,750
31,000 (a) CyberPower Systems, Inc 213
5,921 (a) Daetwyler Holding AG. 1,041
125,833 (a) Daewoo Engineering & Construction Co Ltd 321
36,265 (a) Daewoo International Corp 1,254
84,339 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 6,630
298,800 (a) Dai-Dan Co Ltd 12,502
14,548 (a) Daihen Corp 808
288,916 (a) Daimler Truck Holding AG. 11,947
23,900 (a) Daiwa Industries Ltd 268
9,046 (a),(b) Danieli & Co S.p.A. 464
27,822 (a) Danieli & Co S.p.A. (RSP) 1,007
15,291 (a) Dassault Aviation S.A. 5,151
374,694 (a) Data Patterns India Ltd 10,756
59,985 (b) DCC plc 3,861
227,137 Deere & Co 103,861
91,965 (a) Deutz AG. 973
17,853 (a),(c) Dilip Buildcon Ltd 95
100,780 (a) Diploma plc 7,213
70,263 (a) DiscoverIE Group plc 561
58,211 (a) DKSH Holding AG. 3,961
22,517 (a) DL E&C Co Ltd 674
5,837,700 (a) DMCI Holdings, Inc 1,133
257,710 (a) DNOW, Inc 3,930
141,329 (a) Dongfang Electric Corp Ltd 384
37,562 Doosan Bobcat, Inc 1,486
5,174 (a) Doosan Corp 1,995
33,160 (a) Doosan Fuel Cell Co Ltd 676
631,620 (a) Doosan Heavy Industries and Construction Co Ltd 28,225
95,669 (a) Doosan Infracore Co Ltd 1,032
15,535 (a) Doosan Robotics, Inc 732
971,716 Dover Corp 162,111
5,769 (a) Dredging Environmental & Marine Engineering NV 844
600,549 (a) DroneShield Ltd 1,864
1,610,936 (a) Dubai Investments PJSC 1,327
3,200 (a) Ducommun, Inc 308
39,709 (a) Duerr AG. 935
78,858 (a) Dycom Industries, Inc 23,008
1,735,000 Eaton Corp plc 649,324
345,800 (a) Ebara Corp 7,882
33,655 (a) Ecopro BM Co Ltd 2,716
69,508 (a) Ecopro Co Ltd 2,356
17,831 (a) Ecopro Materials Co Ltd 602
41,610 Eiffage S.A. 5,331
16,665 (a) Elbit Systems Ltd 8,478
6,785 (a) Elco Ltd 349
66,996 (a) Elecon Engineering Co Ltd 428
1,657 (a) Electra Israel Ltd 966
5,531,197 (a) Electrical Industries Co 16,148
354,383 Electrocomponents plc 2,716
174,740 (a) Electrolux Professional AB 1,127
227,212 (a) Electrosteel Castings Ltd 240
157,618 (a) Elgi Equipments Ltd 856
486,200 (a) Embraer S.A. 7,335
42,636 EMCOR Group, Inc 27,694

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
2,637,324 Emerson Electric Co $ 345,964
657,890 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 39,769
5,558 (a) Energiekontor AG. 288
48,800 EnerSys 5,512
26,392 (a) Engcon AB 209
185,693 (a) Engineers India Ltd 404
104,745 EnPro Industries, Inc 23,672
1,070,000 (a),(b) Envision Greenwise Holdings Ltd 516
20,315 (a) Eos Energy Enterprises, Inc 231
236,958 (a) Epiroc AB 4,483
400,145 (a) Epiroc AB 8,471
60,128 Esab Corp 6,719
22,492 (a) ESAB India Ltd 1,250
158,475 ESCO Technologies, Inc 33,456
805,589 (a) Estithmar Holding QPSC 962
262,266 (a) Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS. 177
83,377 (a) Eve Energy Co Ltd 1,070
90,000 (a) Evergreen Aviation Technologies Corp 480
21,486 (a) Everus Construction Group, Inc 1,842
7,453 (a),(b) Exail Technologies S.A. 893
23,081 (a) Exosens SAS 1,172
2,060,631 (a) Far Eastern Textile Co Ltd 1,882
483,522 (a) Fastenal Co 23,712
193,531 (a) Federal Signal Corp 23,028
81,574 Ferguson Enterprises, Inc 18,320
328,236 Ferrovial SE 18,854
1,010,963 (a) Fincantieri S.p.A 26,578
100,745 (a) Finning International, Inc 4,680
377,109 (a) Finolex Cables Ltd 3,473
334,000 (a),(b) First Tractor Co Ltd 303
816,284 (a) Fletcher Building Ltd 1,596
1,120,601 Flowserve Corp 59,549
32,454 (a) FLSmidth & Co AS 2,285
72,200 (a) Fluidra S.A. 1,964
748 (a) Forbo Holding AG. 685
3,229 (a) Force Motors Ltd 610
59,088 Fortive Corp 2,895
69,594 Fortune Brands Innovations, Inc 3,716
106,330 (a) Fortune Electric Co Ltd 2,039
1,781,008 (a),(b) Fosun International 1,260
60,300 (a) Franklin Electric Co, Inc 5,741
42,903 (a) FTAI Aviation Ltd 7,159
239,249 (a) Fugro NV 2,562
578,205 (a) Fuji Machine Manufacturing Co Ltd 10,531
173,700 (a) Fujikura Ltd 16,991
48,039 (a) Fujitec Co Ltd 1,832
16,678 (a) Fukushima Galilei Co Ltd 427
50,444 (a) Furukawa Electric Co Ltd 3,109
17,934 (a) G R Infraprojects Ltd 247
114,000 (a) G Shank Enterprise Co Ltd 394
3,173,912 (a) Gamuda BHD 4,180
22,447 (a) Garden Reach Shipbuilders & Engineers Ltd 641
106,827 (a) Gates Industrial Corp plc 2,651
681,765 (a) GE T&D India Ltd 22,732
212,514 GE Vernova, Inc 130,675
88,602 (a) GEA Group AG. 6,551
20,280 (a) Geberit AG. 15,315
44,148 (a) GEK Group of Cos S.A. 1,159
245,379 (a) GEM Co Ltd 291
24,389 (a) Generac Holdings, Inc 4,083
186,041 General Dynamics Corp 63,440
1,176,867 General Electric Co 354,025

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
187,385 (a) Genuit Group plc $ 929
58,672 (a) Georg Fischer AG. 4,611
136,000 (a) GFC Ltd 592
61,993 (a) Gibraltar Industries, Inc 3,893
85,280 (a) Girisim Elektrik Taahhut Ticaret Ve Sanayi AS. 93
118,162 (a) Global Industrial Co 4,333
126,456 (a),(b) Glory Ltd 3,128
25,752 (a) GMM Pfaudler Ltd 308
130,903 (a) GMR Power and Urban Infra Ltd 167
43,736 (a) Gongniu Group Co Ltd 275
48,178 (a) Gorman-Rupp Co 2,236
83,330 (a) Gotion High-tech Co Ltd 548
132,586 Grafton Group plc 1,631
274,021 (a) Granite Construction, Inc 30,046
49,541 (a) Graphite India Ltd 310
34,486 (a) Greaves Cotton Ltd 82
39,442 (a) Greenlam Industries Ltd 106
442,000 (a),(b),(c) Greentown Management Holdings Co Ltd 179
36,423 (a) Grindwell Norton Ltd 652
383,293 (a),(b) Grupo Carso S.A. de C.V. (Series A1) 2,737
47,189 (a) GS Engineering & Construction Corp 620
33,082 (a) GS Holdings Corp 1,084
62,490 (a) GT Capital Holdings, Inc 618
63,065 (a) Gulf Cables & Electrical Industries Group Co. KSCP 432
454,497 (a) Haitian International Holdings Ltd 1,251
6,005 (a),(b) Hammond Power Solutions, Inc 533
265,768 (a) Hangzhou Steam Turbine Power Group Co Ltd 478
26,479 (a),(b) Hanwa Co Ltd 1,126
13,757 (a) Hanwha Corp 361
19,555 (a) Hanwha Corp 1,181
52,622 (a) Hanwha Systems Co Ltd 2,237
300,500 (a) HAP Seng Consolidated BHD 199
7,540 (a) Happy Forgings Ltd 78
1,690,000 (a) Harbin Power Equipment 2,551
46,200 (a) Harmonic Drive Systems, Inc 825
163,826 Havells India Ltd 2,771
254,791 (a) Hayward Holdings, Inc 3,852
110,036 (a) Hazama Ando Corp 1,245
86,703 (a) HBL Power Systems Ltd 794
8,490 (a) HD Hyundai Construction Equipment Co Ltd 563
16,096 HD Hyundai Electric Co Ltd 6,695
15,373 (a) HD Hyundai Heavy Industries Co Ltd 5,647
28,827 (a) HDC Hyundai Development Co-Engineering & Construction 418
47,465 (a) HEG Ltd 270
139,219 HEICO Corp 44,943
31,587 HEICO Corp (Class A) 8,026
17,876 (a) Heijmans NV (ADR) 1,245
119,700 (a) Helios Technologies, Inc 6,240
218,931 (a) Hensoldt AG. 28,514
135,269 (a),(b) Hexatronic Group AB 277
33,695 Hexcel Corp 2,113
10,368 (a) HG Infra Engineering Ltd 109
74,900 Hillenbrand, Inc 2,025
139,996 (a) Hindustan Aeronautics Ltd 7,481
1,164,050 (a) Hindustan Construction Co 355
229,700 (a) Hino Motors Ltd 600
72,100 (a),(b) Hitachi Construction Machinery Co Ltd 2,304
4,705 (a) Hitachi Energy India Ltd 954
17,130,255 (a) Hitachi Ltd 453,833
122,620 (a) Hitachi Zosen Corp 848
213,643 (a) Hiwin Technologies Corp 1,520
2,098,336 Honeywell International, Inc 441,700

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
75,900 (a) Hoshizaki Corp $ 2,848
33,074 (a) Hosken Consolidated Investments Ltd 237
412,085 (a) Howden Joinery Group plc 4,688
886,021 Howmet Aerospace, Inc 173,864
95,770 (a) HSD Engine Co Ltd 3,068
2,285,000 (a),(d) Hsin Chong Group Holdings Ltd 3
211,000 (a) HUA ENG Wire & Cable 222
201,760 Hubbell, Inc 86,819
29,845 (a) Huber & Suhner AG. 5,130
278,964 (a) Husqvarna AB (B Shares) 1,491
163,444 (a) Hwang Chang General Contractor Co Ltd 398
6,055 (a) Hyosung Corp 367
3,867 (a) Hyosung Heavy Industries Corp 3,710
20,050 (a) Hyundai Development Co 249
17,195 (a) Hyundai Elevator Co Ltd 982
58,859 (a) Hyundai Engineering & Construction Co Ltd 2,283
31,347 (a) Hyundai Greenfood Co Ltd 180
29,210 (a) Hyundai Heavy Industries 8,559
115,658 (a) Hyundai Mipo Dockyard 16,794
52,545 (a) Hyundai Rotem Co Ltd 8,214
23,077 (a) Idec Corp 377
4,150 (a),(b) IES Holdings, Inc 1,650
1,657,900 (a) IJM Corp BHD 1,113
15,421 (a) Iljin Electric Co Ltd 389
44,287 Illinois Tool Works, Inc 11,548
16,958 (a) IMCD NV 1,758
189,719 IMI plc 5,860
9,952 (a) Implenia AG. 839
236,336 (a) Inaba Denki Sangyo Co Ltd 6,713
31,698 (a) Inabata & Co Ltd 747
24,348 (a),(c) IndiaMart InterMesh Ltd 646
25,964 (a) Industrie De Nora S.p.A 226
1,033,197 (a) Industries Qatar QSC 3,547
166,499 (a) Indutrade AB 3,831
144,625 (a),(b) INFRONEER Holdings, Inc 1,504
28,106 (a) Ingersoll Rand India Ltd 1,245
323,917 Ingersoll Rand, Inc 26,762
2,803,600 (a),(d) Inovisi Infracom Tbk PT  0^
71,547 (a) Inox Green Energy Services Ltd 162
14,456 (a) INOX India Ltd 192
547,950 (a) Inox Wind Ltd 865
138,001 (a) InPost S.A. 1,699
62,581 (a) Inrom Construction Industries Ltd 412
169,087 (a) Instalco AB 458
57,013 (a) Interpump Group S.p.A. 2,621
555 (a) Interroll Holding AG. 1,739
40,189 (a) Intracom S.A. Technical & Steel Constructions 407
90,763 (a) Investment AB Latour 2,155
28,888 (a) INVISIO AB 970
40,113 (a) Inwido AB 760
1,354,991 (a) IRB Infrastructure Developers Ltd 629
247,396 (a),(c) IRCON International Ltd 476
24,857 (a) ISGEC Heavy Engineering Ltd 246
1,242,700 (a) Ishikawajima-Harima Heavy Industries Co Ltd 23,144
59,183 (a) ITD Cementation India Ltd 540
839,600 Itochu Corp 47,772
423,878 ITT, Inc 75,772
132,402 (a) Iveco Group NV 2,869
21,570 (a) J Kumar Infraprojects Ltd 155
70,220 (a) Japan Pulp & Paper Co Ltd 339
47,661 (a) Japan Steel Works Ltd 2,891
116,077 (a) Jardine Matheson Holdings Ltd 7,325

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
1,632,900 (a) JG Summit Holdings (Series B) $ 645
166,200 (a) JGC Corp 1,697
54,904 (a) Jiangsu Hengli Hydraulic Co Ltd 741
149,018 (a) Jiangsu Zhongtian Technology Co Ltd 397
67,400 (a),(b) JL Mag Rare-Earth Co Ltd 197
121,053 John Bean Technologies Corp 17,002
580,009 Johnson Controls International plc 63,772
9,102 (a),(c) JOST Werke SE 532
3,864 (a),(b) Judges Scientific plc 326
36,039 (a) Jungheinrich AG. 1,257
102,820 (a) Jupiter Wagons Ltd 388
50,941 (a) Jyoti CNC Automation Ltd 488
14,113 (a) Kaba Holding AG. 13,003
65,457 (a) Kajaria Ceramics Ltd 860
52,181 (a) Kalmar Oyj 2,072
76,047 (a) Kalpataru Projects International Ltd 1,074
178,100 (a) Kanamoto Co Ltd 4,332
190,101 (a),(b) Kandenko Co Ltd 5,212
57,500 (a) Kanematsu Corp 1,211
200,000 (a) Kaori Heat Treatment Co Ltd 2,182
23,160 (a) Karat Packaging, Inc 584
4,746 Kardex Holding AG. 1,854
11,136 (a) Karman Holdings, Inc 804
99,827 (a) KEC International Ltd 983
46,563 (a) KEI Industries Ltd 2,129
68,500 (a) Keihan Electric Railway Co Ltd 1,556
54,049 (a) Keller Group plc 1,100
18,482 (a),(b) Kempower Oyj 309
126,594 (a) Kenmec Mechanical Engineering Co Ltd 306
6,320 (a) Kennametal India Ltd 149
11,670 (a) KEPCO Engineering & Construction Co, Inc 697
1,044,200 Keppel Corp Ltd 7,228
356,466 (a) Kier Group plc 1,059
216,674 (a) Kiler Holding AS. 578
91,171 (a) Kinden Corp 3,118
92,126 (a) Kingspan Group plc 7,703
83,000 (a) Kinik Co 921
54,744 (a) KION Group AG. 3,714
18,681 (a) Kirloskar Brothers Ltd 406
61,202 (a) Kirloskar Oil Engines Ltd 633
22,735 (a) Kirloskar Pneumatic Co Ltd 308
46,900 (a) Kitz Corp 535
47,409 (a) Kloeckner & Co AG. 323
42,835 (a) Knorr-Bremse AG. 4,030
134,623 (a) KNR Constructions Ltd 301
528,743 (a) KOC Holding AS 2,203
1,068,241 Komatsu Ltd 37,215
3,231 (a),(b) Komax Holding AG 283
202,016 Kone Oyj (Class B) 13,779
50,232 Konecranes Oyj 4,159
266,787 (a) Kongsberg Gruppen ASA 8,526
203,488 (a) Koninklijke BAM Groep NV 1,927
50,050 (a) Korea Aerospace Industries Ltd 3,865
4,002 (a) Korea Electric Terminal Co Ltd 175
34,101 (a) Kornit Digital Ltd 460
326,688 (a) Kratos Defense & Security Solutions, Inc 29,849
10,568 (a) Krones AG. 1,544
48,435 (a) KSB Ltd 447
88,276 Kuang-Chi Technologies Co Ltd 623
104,416 (a),(b) Kumagai Gumi Co Ltd 884
78,600 (a) Kurita Water Industries Ltd 2,676
25,016 (a) Kvutzat Acro Ltd 352

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
24,454 (a) Kyokuto Kaihatsu Kogyo Co Ltd $ 450
142,410 (a) Kyowa Exeo Corp 2,061
32,222 (a) Kyudenko Corp 1,558
3,627 (a) Kyung Dong Navien Co Ltd 188
17,880 (a) L&F Co Ltd 950
705,834 L3Harris Technologies, Inc 215,569
3,506 (a) Lakshmi Machine Works Ltd 570
697,140 (a) Larsen & Toubro Ltd 28,739
242,440 (a) Legrand S.A. 40,284
310,505 (a) Leonardo DRS, Inc 14,097
241,793 (a) Leonardo S.p.A. 15,472
59,427 (a) LG Corp 3,053
32,210 (a) LG Energy Solution Ltd 7,992
141,859 (a) Lifco AB 4,803
48,041 (a) LIG Nex1 Co Ltd 17,642
14,000 Lincoln Electric Holdings, Inc 3,302
55,177 (a),(b) Lindab International AB 1,165
12,448 (a) LISI 677
213,400 (a),(b) LIXIL Group Corp 2,625
427,500 (a),(b) LK Technology Holdings Ltd 266
80,399 (a) Lloyds Engineering Works Ltd 35
186,226 (a) Lloyds Enterprises Ltd 131
303,733 (a) Lloyds Steels Industries Ltd 198
17,814 (a) Loar Holdings, Inc 1,425
38,880 Lockheed Martin Corp 19,409
26,368,000 (a) Lonking Holdings Ltd 10,086
28,013 (a) Lotte Corp 579
13,388 (a) LS Cable Ltd 1,598
7,609 (a) LS Eco Energy Ltd 205
10,232 (a) LS Electric Co Ltd 2,081
9,933 (a) LS Marine Solution Co Ltd 158
26,512 (a) LS Materials Ltd 182
6,887,500 (a) LT Group, Inc 1,804
8,582 (a) LU-VE S.p.A 347
97,614 (a) Luxfer Holdings plc 1,357
20,292 (a) LX INTERNATIONAL CORP 463
124,312 (a),(b) Maas Group Holdings Ltd 363
1,838,864 Mabuchi Motor Co Ltd 32,167
111,995 (a) Maire Tecnimont S.p.A 1,661
16,139 (a) Makino Milling Machine Co Ltd 1,250
2,025,200 (a) Malaysian Resources Corp Bhd 253
1,704,877 (a) Man Infraconstruction Ltd 2,814
7,731 (a),(b) Manitou BF S.A. 170
8,164,700 (a) Marcopolo S.A. 13,669
53,280 (a) Marcopolo S.A. 75
694,793 Masco Corp 48,906
49,199 (a) Mastec, Inc 10,470
17,300 (a) Max Co Ltd 658
1,194 (a) MBB SE 240
603,279 (a) MDA Ltd 15,025
30,000 (a) Mega Union Technology, Inc 520
25,471 (a) Meidensha Corp 1,011
7,190,561 Melrose Industries plc 59,199
847,603 (a) Metallurgical Corp of China Ltd 459
18,900 (a) METAWATER Co Ltd 388
69,089 (a) Metlen Energy & Metals plc 3,869
400,050 (a),(b) Metso Outotec Oyj 5,514
29,705 (a) Middleby Corp 3,949
250,538 (a),(b) Mildef Group AB 5,425
4,400 (a),(b) Mirai Industry Co Ltd 111
63,762 (a) MIRAIT ONE corp 1,243
214,000 (a) MISUMI Group, Inc 3,333

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
14,311,200 Mitsubishi Electric Corp $ 367,565
6,646,710 (a) Mitsubishi Heavy Industries Ltd 173,938
22,200 (a),(b) Mitsubishi Logisnext Co Ltd 272
19,250 (a),(b) Mitsuboshi Belting Co Ltd 482
6,099,300 Mitsui & Co Ltd 151,453
70,000 (a),(b) Mitsui Engineering & Shipbuilding Co Ltd 2,112
286,800 (a) Miura Co Ltd 5,634
2,077 (a) MNC Solution Co Ltd 331
71,786 (a) Monadelphous Group Ltd 1,066
834,300 (a) MonotaRO Co Ltd 12,113
21,527 (a),(c) Montana Aerospace AG. 754
213,724 (a) Morgan Crucible Co plc 632
50,336 (a) Morgan Sindall plc 3,006
102,144 (a) Mori Seiki Co Ltd 2,052
161,300 (a) Morita Holdings Corp 2,530
73,724 (a) Mota Engil SGPS S.A. 443
318,294 (a) MRC Global, Inc 4,590
18,506 (a) MSC Industrial Direct Co (Class A) 1,705
13,325 (a) MTAR Technologies Ltd 278
62,812 MTU Aero Engines Holding AG. 28,978
106,776 (a) Mueller Industries, Inc 10,796
709,223 Mueller Water Products, Inc (Class A) 18,099
2,311,494 (a) Multiply Group PJSC 1,825
94,210 (a),(c) Munters Group AB 1,128
38,086 (a) MYR Group, Inc 7,923
82,400 Nabtesco Corp 1,863
6,733 (a) Nachi-Fujikoshi Corp 170
60,400 (a) Nagase & Co Ltd 1,305
682,400 (a),(b) Namura Shipbuilding Co Ltd 15,732
321,119 (a) NARI Technology Co Ltd 1,038
1,510,243 (a) National Industries Group Holding SAK 1,382
97,670 (a) Nava Ltd 716
705,199 (a) NBCC India Ltd 851
64,816 (a) NCC AB (B Shares) 1,490
296,220 (a) NCC Ltd 692
296,660 (a) Newpark Resources, Inc 3,355
24,638 (a) Nexans S.A. 3,669
216,612 (a) NEXTracker, Inc 16,027
67,488 (a) NFI Group, Inc 715
166,000 (a) NGK Insulators Ltd 2,775
895,535 Nibe Industrier AB 3,540
41,040 Nichias Corp 1,542
10,000 (a) Nichiden Corp 184
12,445 (a) Nichiha Corp 232
36,909 (a) Ningbo Deye Technology Co Ltd 421
29,500 (a) Ningbo Orient Wires & Cables Co Ltd 293
45,900 (a) Ningbo Sanxing Medical Electric Co Ltd 158
94,959 (a) Nippon Densetsu Kogyo Co Ltd 1,833
22,365 (a) Nishimatsu Construction Co Ltd 792
99,800 (a) Nishio Rent All Co Ltd 2,893
109,431 (a) Nisshinbo Industries, Inc 842
9,300 (a) Nitta Corp 261
15,800 (a),(b) Nitto Boseki Co Ltd 704
19,835 (a),(b) Nitto Kogyo Corp 485
40,370 (a) NKT Holding AS 3,926
538,291 (a) Nolato AB 3,376
20,600 (a),(b) Nomura Micro Science Co Ltd 457
378,500 (a) Norconsult Norge AS. 1,802
517,862 (a) Nordex AG. 13,301
22,699 (a) Nordson Corp 5,152
14,266 (a) Noritake Co Ltd 455
24,405 (a) Norma Group SE 411

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
204,013 Northrop Grumman Corp $ 124,309
312,773 (a) NRW Holdings Ltd 957
1,387,600 (a) NSK Ltd 7,158
357,361 (a),(b) NTN Corp 821
114,370 (a) NuScale Power Corp 4,117
1,492,936 nVent Electric plc 147,263
840,000 (a) NWS Holdings Ltd 909
7,346 (a) Obara Corp 212
156,023 (a) OC Oerlikon Corp AG. 533
9,321 (a) Oiles Corp 145
34,734 (a) Okuma Holdings, Inc 792
25,200 (a),(b) Okumura Corp 805
23,988 (a) Olectra Greentech Ltd 419
193,008 (a) Opus Global Rt 326
19,348 (a) Organo Corp 1,482
9,926 (a) Orion Marine Group, Inc 83
51,706 (a) OSG Corp 741
41,650 Oshkosh Corp 5,402
9 (a) OSRAM Licht AG. 1
34,450 (a) Otokar Otomotiv Ve Savunma Sanayi A.S. 425
73,264 Owens Corning, Inc 10,364
170,401 PACCAR, Inc 16,754
11,801 (a) Palfinger AG. 491
19,686 (a) Paras Defence & Space Technologies Ltd 149
484,320 Parker-Hannifin Corp 367,187
124,351 (a) Peab AB (Series B) 1,013
82,036 Pentair plc 9,086
206,946 (a) Penta-Ocean Construction Co Ltd 1,629
15,169 (a) People & Technology, Inc 370
13,466 (a) Per Aarsleff Holding A.S. 1,455
2,055 (a) Pfeiffer Vacuum Technology AG. 374
2,358 (a) Pfisterer Holding SE 199
4,611 (a),(b) Plejd AB 455
3,199,450 (a),(b) Plug Power, Inc 7,455
93,136 (a) PNC Infratech Ltd 308
22,080 (a),(b) PNE AG. 343
36,342 (a) Polycab India Ltd 2,982
13,743 (a) Porr AG. 461
23,857 POSCO Future M Co Ltd 2,444
671,269 (a) Power Construction Corp of China Ltd 527
8,572 (a) Power Mech Projects Ltd 261
1,660 (a) Power Solutions International, Inc 163
81,990 (a) Praj Industries Ltd 305
143,640 Primoris Services Corp 19,726
58,288 (a) Proto Labs, Inc 2,916
168,616 (a) Prysmian S.p.A. 16,781
373,147 (a) QinetiQ plc 2,773
92,045 Quanta Services, Inc 38,145
256,911 (a),(b) QXO, Inc 4,897
18,193 (a) R&S Group Holding AG. 639
370,193 (a) Rail Vikas Nigam Ltd 1,417
6,612 (a) Rainbow Robotics 1,461
353,700 (a) Raito Kogyo Co Ltd 7,711
97,573 (a) Ral Yatirim Holding AS. 374
440,401 (a) Ras Al Khaimah Ceramics 290
3,094 (a) Rational AG. 2,364
25,195 (a) Raymond Ltd 163
13,054 (a) RBC Bearings, Inc 5,095
394,000 (a),(b) Realord Group Holdings Ltd 612
33,898 (a),(b) Recticel S.A. 357
124,392 (a) Redox Ltd 235
168,671 (a) Reece Ltd 1,260

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
35,522 (a) Refex Industries Ltd $ 142
486,023 Regal-Beloit Corp 69,715
580,395 (a) Reliance Worldwide Corp Ltd 1,569
64,255 (a) Renew Holdings plc 700
56,353 (a) RENK Group AG. 5,834
174,800 (a) REPT BATTERO Energy Co Ltd 358
340,596 (a) Resideo Technologies, Inc 14,707
144,953 (a) Reunert Ltd 451
120,105 (a) REV Group, Inc 6,806
135,787 Rexel S.A. 4,471
140,824 (a) Rheinmetall AG. 329,412
41,591 (a) Richelieu Hardware Ltd 1,022
173,995 (a) Rocket Lab Corp 8,336
57,010 (a) ROCKWOOL A.S. 2,125
19,273 (a) Rolex Rings Ltd 281
7,609,778 (a) Rolls-Royce Holdings plc 122,321
3,821,145 (a) Rotork plc 17,470
405,543 (a) RR Kabel Ltd 5,761
2,874,603 RTX Corp 481,007
64,800 (a) Ruentex Engineering & Construction Co 328
283,690 (a) Run Long Construction Co Ltd 268
44,144 Russel Metals, Inc 1,322
6,214 (a) S&T Dynamics Co Ltd 321
191,065 (a),(b) Saab AB 11,739
413,886 (a) Sacyr Vallehermoso S.A. 1,737
353,758 (a) Safran S.A. 125,538
227,125 (a) Sam Engineering & Equipment M Bhd 208
58,616 (a) Samsung C&T Corp 7,719
318,538 (a) Samsung Engineering Co Ltd 6,089
486,493 (a) Samsung Heavy Industries Co Ltd 7,598
94,551 (a) Samsung Techwin Co Ltd 74,774
1,178,176 (a) Sandvik AB 32,913
7,776 (a) Sanil Electric Co Ltd 612
253,000 (a),(b) Sanki Engineering Co Ltd 8,436
136,341 (a) Sanwa Shutter Corp 3,898
863,000 (a) Sany Heavy Equipment International Holdings Co Ltd 900
381,657 (a) Sany Heavy Industry Co Ltd 1,248
18,900 (a),(b) Sanyo Denki Co Ltd 450
39,691 (a) Saudi Ceramic Co 340
227,152 (a),(b) Savaria Corp 3,290
26,256 (a) Schindler Holding AG. 9,985
14,061 (a) Schindler Holding AG. (Registered) 5,088
33,190 (a) Schneider Electric Infrastructure Ltd 307
995,920 Schneider Electric S.A. 280,324
883 (a) Schweiter Technologies AG. 322
1,665,900 (a) Seatrium Ltd 3,067
202,152 (a) Senior plc 541
28,246 (a) Sensata Technologies Holding plc 863
9,800 (a) Senshu Electric Co Ltd 292
232,188 (a) Service Stream Ltd 355
12,236 (a) SFA Engineering Corp 207
13,288 (a) SFS Group AG. 1,794
145,904 (a) SGH Ltd 4,816
37,129 (a) SGL Carbon AG. 138
15,442 (a) Shaily Engineering Plastics Ltd 378
40,791 (a) Shakti Pumps India Ltd 376
39,000 (a) Shandong Himile Mechanical Science & Technology Co Ltd 325
580,303 (a) Shanghai Electric Group Co Ltd 773
276,000 (a) Shanghai Industrial Holdings Ltd 485
227,994 (a) Shanghai Mechanical and Electrical Industry Co Ltd 306
120,052 (a) Shapir Engineering and Industry Ltd 981
62,740 Shenzhen Inovance Technology Co Ltd 741

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
17,936 (a) Shibaura Machine Co Ltd $ 510
7,400 (a) Shibuya Corp 171
194,000 (a) Shihlin Electric & Engineering Corp 1,164
247,775 (a) Shikun & Binui Ltd 1,129
378,400 (a) Shimizu Corp 5,316
19,900 (a),(b) Shin Nippon Air Technologies Co Ltd 408
119,026 (a) Shin Zu Shing Co Ltd 1,023
16,600 (a) Shinko Electric Co Ltd 1,021
115,984 (a) Shinko Plantech Co Ltd 1,498
442,700 (a) Shinmaywa Industries Ltd 5,536
244,900 (a) Shinnihon Corp 3,050
11,654 (a) Shinsung Delta Tech Co Ltd 461
28,808 (a) SHO-BOND Holdings Co Ltd 947
235,760 (a) Sichuan Road and Bridge Group Co Ltd 268
1,749,036 Siemens AG. 472,201
697,834 (a) Siemens Energy AG. 82,051
62,716 (a) Siemens India Ltd 2,211
95,742 (c) Signify NV 2,518
149,896 (a),(b) Silex Systems Ltd 655
1,548,500 (a) Sime Darby BHD 839
17,642 Simpson Manufacturing Co, Inc 2,954
1,119,300 (a) Singapore Technologies Engineering Ltd 7,474
28,200 (a) Sinko Industries Ltd 246
1,167,500 (a) Sinopec Engineering Group Co Ltd 1,013
485,000 (a) Sinotruk Hong Kong Ltd 1,430
18,870 (a) SiteOne Landscape Supply, Inc 2,430
19,393 (a),(c) SK IE Technology Co Ltd 367
61,603 (a) SK Networks Co Ltd 195
21,677 (a) SK oceanplant Co Ltd 379
63,333 (a) SK Square Co Ltd 9,122
24,868 (a) SK, Inc 3,724
207,309 (a) Skanska AB (B Shares) 5,381
207,447 (a) SKF AB (B Shares) 5,159
20,347 (a) SKF India Ltd 1,081
154,318 SM Investments Corp 1,949
137,800 (a) SMC Corp 42,593
192,357 Smiths Group plc 6,099
21,584 (a) Snap-On, Inc 7,480
168,702 (a),(b) Sojitz Holdings Corp 4,462
44,664 (a) Spirax-Sarco Engineering plc 4,113
167,885 (a) Spirit Aerosystems Holdings, Inc (Class A) 6,480
268,097 (a) SPX Technologies, Inc 50,075
23,764 (a) Stabilus SE 691
42,246 (a) Stadler Rail AG. 1,036
247,868 (a) StandardAero, Inc 6,764
65,042 Stanley Black & Decker, Inc 4,835
79,786 (a) Stantec, Inc 8,605
16,766 (a) Star Micronics Co Ltd 189
5,480,900 (a),(d) STARK Corp PCL 2
96,315 (a) Sterling and Wilson Renewable 263
2,974,987 (a) Storskogen Group AB 3,039
14,804 (a) STX Enpaco Co Ltd 876
14,246 (a) Sulzer AG. 2,428
65,797 (a) Sumitomo Densetsu Co Ltd 2,838
148,400 (a) Sumitomo Heavy Industries Ltd 3,566
87,798 (a) Sungrow Power Supply Co Ltd 2,004
183,000 (a) Sunonwealth Electric Machine Industry Co Ltd 764
105,190 (a) Sunrun, Inc 1,819
1,739,100 (a) Sunway BHD 2,337
342,900 (a) Sunway Construction Group BHD 494
78,663 (a) Sunwoda Electronic Co Ltd 375
2,444,500 (a),(b),(d) Superb Summit International Group Ltd 3

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
6,612,229 (a) Suzlon Energy Ltd $ 4,095
22,300 (a) SWCC Showa Holdings Co Ltd 1,171
573,522 (a) Sweco AB 9,580
251,000 Swire Pacific Ltd (Class A) 2,127
573,785 (a) Ta Ya Electric Wire & Cable 759
77,022 (a) Tadano Ltd 542
57,955 (a) Taihan Electric Wire Co Ltd 642
30,429 (a) Taihei Dengyo Kaisha Ltd 430
38,006 (a) Taikisha Ltd 733
614,441 (a) Taisei Corp 42,223
787,000 (a) Taiwan Glass Industrial Corp 711
11,439 (a) Takamatsu Corp 267
30,464 (a) Takara Standard Co Ltd 538
64,082 (a) Takasago Thermal Engineering Co Ltd 1,784
66,700 (a) Takeuchi Manufacturing Co Ltd 2,332
47,400 (a),(b) Takuma Co Ltd 720
1,555,920 (a) Tanco Holdings Bhd 333
1,010,600 (a) Tatung Co Ltd 1,290
209,175 (a) TBEA Co Ltd 524
1,079,820 (a) TD Power Systems Ltd 7,184
37,693 (a) Techno Electric & Engineering Co Ltd 566
3,679,000 (a) Techtronic Industries Co 47,029
891,000 (a) Teco Electric and Machinery Co Ltd 2,789
9,186 (a) Tega Industries Ltd 196
87,996 (a) Tekfen Holding AS 172
34,910 (a) Tennant Co 2,830
142,738 (a) Texmaco Rail & Engineering Ltd 221
245,499 Thales S.A. 77,606
4,210,000 (a) Theme International Holdings Ltd 395
28,259 (a) Thermax Ltd 1,009
78,800 (a) THK Co Ltd 2,175
20,342 (a),(b) Thyssenkrupp Nucera AG. & Co KGaa 248
464,000 (a) Time Interconnect Technology Ltd 931
27,401 (a) Timken India Ltd 929
50,954 (a) Titagarh Rail System Ltd 501
28,659 (a),(b) TKH Group NV 1,240
42,700 (a) Toa Corp/Tokyo 603
34,311 (a) Tocalo Co Ltd 504
156,056 (a) Toda Corp 1,074
330,875 (a) Toenec Corp 3,126
67,000 (a) TOKAI Holdings Corp 471
61,602 (a) Tokyu Construction Co Ltd 465
166,707 (a) TOMRA Systems ASA 2,499
43,100 Toro Co 3,284
56,868 Toromont Industries Ltd 6,314
19,700 (a) Totech Corp 420
16,977 (a) Totetsu Kogyo Co Ltd 496
99,600 (a) Toto Ltd 2,619
39,003 (a) Toyo Construction Co Ltd 458
11,100 (a) Toyo Tanso Co Ltd 326
63,900 (a) Toyota Industries Corp 7,187
743,133 Trane Technologies plc 313,572
14,963 TransDigm Group, Inc 19,722
80,278 (a) Transformers & Rectifiers India Ltd 440
11,909 (a) Transrail Lighting Ltd 97
162,235 (a) Travis Perkins plc 1,335
123,082 Trelleborg AB (B Shares) 4,602
264,859 (a) Trex Co, Inc 13,685
113,100 Trinity Industries, Inc 3,171
1,480,361 (a) Triveni Turbine Ltd 8,658
31,567 (a) Troax Group AB 461
37,510 (a) Trusco Nakayama Corp 605

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
53,170 (a) Tsubakimoto Chain Co $ 772
24,000 (a) Tsugami Corp 386
20,600 (a) Tsurumi Manufacturing Co Ltd 280
48,600 (a) Tupy S.A. 119
12,483 (a) Turk Traktor ve Ziraat Makineleri AS 171
508,416 (a) Turkiye Sise ve Cam Fabrikalari AS 457
65,000 (a) Tutor Perini Corp 4,263
98,750 (a) UBTech Robotics Corp Ltd 1,955
7,200 (a),(b) Union Tool Co 372
592,000 (a) United Integrated Services Co Ltd 17,487
78,598 United Rentals, Inc 75,034
56,200 (a) Ushio, Inc 884
118,537 (a) V2X, Inc 6,886
109,846 (a),(b) Valmet Oyj 3,660
5,325 Valmont Industries, Inc 2,065
16,403 (a),(c) VAT Group AG. 6,548
14,052 (a) VBG Group AB 470
4,010,251 (a) Ventia Services Group Pty Ltd 13,553
902,695 Vertiv Holdings Co 136,181
603,682 (a) Vestas Wind Systems A.S. 11,484
56,140 (a) Vesuvius India Ltd 324
145,821 (a) Vesuvius plc 733
139,495 (a) V-Guard Industries Ltd 590
89,978 (a) Vicor Corp 4,474
687,516 Vinci S.A. 95,545
87,374 (a) Volex plc 428
4,815 (a) Voltamp Transformers Ltd 392
90,786 (a) Voltas Ltd 1,385
48,000 Voltronic Power Technology Corp 1,466
147,218 (a) Volution Group plc 1,253
989,483 (a) Volvo AB (B Shares) 28,455
5,902 (a) Vossloh AG. 629
38,039 W.W. Grainger, Inc 36,250
19,991 (a) Waaree Renewable Technologies Ltd 236
23,162 (a) Wacker Construction Equipment AG. 600
250,000 (a) Wakita & Co Ltd 3,134
1,999,008 (a) Walsin Lihwa Corp 1,708
305,262 (a) Wartsila Oyj (B Shares) 9,156
9,448,700 (a),(d) Waskita Karya Persero Tbk PT  0^
14,657 Watsco, Inc 5,926
71,826 (a) Watts Water Technologies, Inc (Class A) 20,060
375,343 (a),(b) Webuild SpA 1,563
11,580,850 (a) WEG S.A. 79,617
1,357,709 Weichai Power Co Ltd 2,429
305,586 Weichai Power Co Ltd (Class A) 603
194,121 (a) Weir Group plc 7,161
24,600 (a) Welspun Enterprises Ltd 138
35,325 WESCO International, Inc 7,471
17,430 (a),(b) West Holdings Corp 231
287,807 Westinghouse Air Brake Technologies Corp 57,697
14,466,600 (a),(d) Wijaya Karya Persero Tbk PT 89
75,987 (a) WillScot Mobile Mini Holdings Corp 1,604
43,540 (a) Wilson Bayly Holmes-Ovcon Ltd 379
24,175 Woodward Inc 6,109
1,076,517 (a) Worley Ltd 10,001
43,740 (a) Worthington Enterprises, Inc 2,427
91,095 (a) WSP Global, Inc 17,902
518,038 (a) XCMG Construction Machinery Co Ltd 838
85,511 (a) Xiamen C & D, Inc 123
135,767 (a) Xinjiang Goldwind Science & Technology Co Ltd - A 286
267,200 (a),(b) Xinte Energy Co Ltd 284
1,396,589 (a),(b) Xinyi Glass Holdings Co Ltd 1,618

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
9,429 (a),(b) Xometry, Inc $ 514
56,980 Xylem, Inc 8,405
18,080 (a) YAMABIKO Corp 311
38,370 (a) Yamazen Corp 362
6,936,700 (a) Yangzijiang Shipbuilding Holdings Ltd 18,148
282,534 (a) Yankey Engineering Co Ltd 4,119
167,700 (a) Yaskawa Electric Corp 3,570
323,430 (a) Yazicilar Holding AS 201
25,179 (a) Yokogawa Bridge Holdings Corp 482
9,852 (a) Yuasa Trading Co Ltd 337
343,000 (a) Yurtec Corp 6,253
6,265 (a) Zehnder Group AG. 545
35,071 (a) Zen Technologies Ltd 566
80,663 (a) Zhejiang Chint Electrics Co Ltd 348
66,538 (a) Zhejiang Huayou Cobalt Co Ltd 618
90,200 (a) Zhejiang Sanhua Intelligent Controls Co Ltd 616
96,900 (a) Zhengzhou Yutong Bus Co Ltd 370
36,233 (a) Zhuzhou CRRC Times Electric Co Ltd 269
310,100 (a) Zhuzhou CSR Times Electric Co Ltd 1,704
343,339 (a) Zoomlion Heavy Industry Science and Technology Co Ltd - A 387
TOTAL CAPITAL GOODS 13,318,620
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
257,180 (a) ACV Auctions, Inc 2,549
128,298 Adecco S.A. 3,614
75,929 (a) AFRY AB 1,309
450,760 (a) ALS Ltd 5,938
231,585 (a),(b) Amentum Holdings, Inc 5,546
185,175 Arcadis NV 9,350
5,442 (a) Assystem 275
253,954 Automatic Data Processing, Inc 74,536
137,850 Barrett Business Services, Inc 6,110
104,400 (a) BayCurrent Consulting, Inc 6,135
25,786 (a),(c) Befesa S.A. 875
26,500 (a) Bell System24 Holdings, Inc 239
2,318 (a) Benefit Systems S.A. 1,938
141,914 (a) Bilfinger Berger AG. 15,675
61,500 (a) Binjiang Service Group Co Ltd 198
94,170 (a) BLS International Services Ltd 342
51,117 Booz Allen Hamilton Holding Corp 5,109
16,161 (a) Boyd Group Services, Inc 2,726
980,101 Brambles Ltd 16,081
157,955 (a),(c) Bravida Holding AB 1,542
22,180 Brink's Co 2,592
49,078 Broadridge Financial Solutions, Inc 11,689
16,445 (a),(b) Brunel International NV 157
434,780 (a) Bureau Veritas S.A. 13,637
9,145 (a) CACI International, Inc (Class A) 4,561
167,001 (a) Casella Waste Systems, Inc (Class A) 15,845
10,341 (a) Cewe Stiftung & Co KGAA 1,215
2,785,000 (a) China Everbright Environment Group Ltd 1,589
51,100 (a) Cimpress plc 3,221
218,898 Cintas Corp 44,931
149,107 (a) Clarivate plc 571
8,762 (a) Clean Harbors, Inc 2,035
52,000 (a) Cleanaway Co Ltd 345
1,685,074 Cleanaway Waste Management Ltd 3,085
115,211 (a) CMS Info Systems Ltd 484
35,168 (a) Computer Age Management Services Ltd 1,489
373,220 Computershare Ltd 8,967
72,700 (a),(b) Concentrix Corp 3,355
372,477 (a) Copart, Inc 16,750
507,653 (a) CoreCivic, Inc 10,331

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,320,000 (a),(b),(d) CT Environmental Group Ltd $ 2
1,417,700 (a) CTOS Digital Bhd 315
32,000 (a) Daiei Kankyo Co Ltd 723
32,465 (a) Daiseki Co Ltd 750
3,699 (a) Danel Adir Yeoshua Ltd 567
71,718 (a) Derichebourg 445
21,164 (a) dip Corp 333
6,028 (a) DO & CO AG. 1,574
14,291 (a) Doms Industries Ltd 400
502,550 (a) Downer EDI Ltd 2,448
226,547 (a) Driven Brands Holdings, Inc 3,650
31,198 (a) Duskin Co Ltd 812
18,137 (a) eClerx Services Ltd 820
31,000 (a) ECOVE Environment Corp 290
280,321 (a) Element Fleet Management Corp 7,259
123,999 (a),(b) Elis S.A. 3,579
19,309 (a) eMudhra Ltd 149
24,520 (a) en-japan, Inc 270
29,242 Equifax, Inc 7,501
274,604 (a) ExlService Holdings, Inc 12,091
768,381 Experian Group Ltd 38,594
19,850 (a) Fila S.p.A 218
271,322 (a) Firstsource Solutions Ltd 1,005
19,891 (a) Fiverr International Ltd 486
1,105,700 (a) Frontken Corp Bhd 1,093
13,274 (a) FTI Consulting, Inc 2,146
27,554 (a) Funai Soken Holdings, Inc 481
11,303 (a) GDI Integrated Facility Services, Inc 224
67,792 (a) Genpact Ltd 2,840
172,337 (a) GFL Environmental, Inc 8,168
4,868 (a) GL Events 178
152,096 (a) GlobalData plc 253
315,900 (a),(c) GPS Participacoes e Empreendimentos S.A. 1,122
1,206,273 (a) Hays plc 913
554,247 (a) Healthcare Services Group 9,328
12,126 (a) Hilan Ltd 936
176,982 (a) Indian Railway Catering & Tourism Corp Ltd 1,394
6,497,000 Infomart Corp 14,651
95,771 (a),(b) Innodata, Inc 7,381
56,512 (a) Insource Co Ltd 367
86,600 (a) Insperity, Inc 4,261
205,567 Interface, Inc 5,949
78,081 (a) International Gemmological Institute India Ltd 303
56,160 (a),(b) Intrum Justitia AB 311
54,454 (a) ION Exchange India Ltd 248
174,585 (a) IPH Ltd 412
111,474 (a) ISS A.S. 3,532
32,200 (a) Itoki Corp 534
445,600 (a) JAC Recruitment Co Ltd 3,260
108,200 (a) Japan Elevator Service Holdings Co Ltd 1,373
922,787 (a) Johnson Service Group plc 1,867
254,400 (a) Kanzhun Ltd (ADR) 5,943
54,100 KBR, Inc 2,558
17,336 (a) Kelly Services, Inc (Class A) 227
321,511 (a) KEPCO Plant Service & Engineering Co Ltd 10,928
236,032 (a) Kokuyo Co Ltd 1,406
118,550 (a) L&K Engineering Co Ltd 1,405
162,792 (a) Latent View Analytics Ltd 749
546,910 (a) Legalzoom.com, Inc 5,677
53,706 Leidos Holdings, Inc 10,148
298,180 (a) Loomis AB 12,743
57,257 (a),(b) Mader Group Ltd 314

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
198,690 (a) Maharah Human Resources Co $ 253
19,510 Manpower, Inc 739
12,162 (a) Matsuda Sangyo Co Ltd 344
191,600 (a) MAXIMUS, Inc 17,507
39,042 (a) McMillan Shakespeare Ltd 434
54,384 (a) Meitec Corp 1,173
222,932 (a) Michael Page International plc 686
936,950 (a) Mitie Group 1,760
21,644 (a) Mitsubishi Pencil Co Ltd 317
196,129 (a) Montrose Environmental Group, Inc 5,386
15,661 MSA Safety, Inc 2,695
4,425,966 (a) My EG Services Bhd 896
27,312 (a) NICE Information Service Co Ltd 271
13,700 (a) Nippon Kanzai Holdings Co Ltd 259
634,748 (a) Nomura Co Ltd 4,541
43,728 (a) Okamura Corp 694
43,647 (a) Open Up Group, Inc 535
144,400 (a) OPENLANE, Inc 4,156
40,700 (a) Orizon Valorizacao de Residuos S.A. 426
92,600 Park24 Co Ltd 1,183
539,319 (a) Parkin Co PJSC 808
22,219 (a) Parsons Corp 1,842
14,100 (a) Pasona Group, Inc 209
34,198 Paychex, Inc 4,335
1,277,100 (a) Persol Holdings Co Ltd 2,326
20,642 (a) Pilot Corp 669
580,890 (a) Planet Labs PBC 7,540
71,827 (a),(b) Prestige International, Inc 320
1,639,900 (a),(c) Prosegur Cash S.A. 1,467
745,082 (a) Prosegur Cia de Seguridad S.A. 2,557
51,175 (a),(c) Quess Corp Ltd 147
1,570,500 (a) Raksul, Inc 12,647
65,919 (a) Randstad Holdings NV 2,811
78,071 RB Global, Inc 8,460
129,352 (a) RB Global, Inc 14,011
296,400 Recruit Holdings Co Ltd 15,936
1,771,139 RELX plc 84,623
2,689,925 (a) Rentokil Initial plc 13,626
179,519 Republic Services, Inc 41,196
34,100 (a) Resources Connection, Inc 172
77,422 (a) RITES Ltd 215
41,654 Robert Half International, Inc 1,415
118,260 Rollins, Inc 6,947
13,785 (a) S1 Corp (Korea) 826
1,229,861 (a) Sagility Ltd 591
32,110 (a) Saudi Airlines Catering Co 852
103,613 (a) Saudi Manpower Solutions Co 168
19,797 Science Applications International Corp 1,967
22,214 (a),(b) Sdiptech AB 411
1,845 (a) Seche Environnement S.A. 160
299,108 (a) Securitas AB (B Shares) 4,508
4,527,062 (a) Serco Group plc 14,417
19,874 SGS S.A. 2,065
34,894 (a) SIS Ltd 137
93,051 (a) SmartGroup Corp Ltd 491
57,187 (a) SMS Co Ltd 603
15,604 (a) Societe BIC S.A. 975
270,700 (a) Sohgo Security Services Co Ltd 2,043
428,969 SPIE S.A. 23,191
59,000 (a) Sporton International, Inc 348
23,100 (a) Synspective, Inc 141
188,000 (a) Taiwan Secom Co Ltd 689

SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
140,000 (a) Taiwan-Sogo Shinkong Security Corp $ 188
59,590 (a) TELUS International CDA, Inc 266
110,414 Tetra Tech, Inc 3,686
110,035 (a) Thomson Reuters Corp 17,086
30,800 (a),(b) Timee, Inc 307
166,440 (a) TKC 4,754
16,461 (a) Trans Cosmos, Inc/Japan 410
256,658 TransUnion 21,503
32,200 (a) TRE Holdings Corp 338
73,030 TriNet Group, Inc 4,885
126,900 (a),(c) Tuhu Car, Inc 312
19,520 (a) Unifirst Corp 3,264
350,400 (a) Upwork, Inc 6,507
21,199 (a) UT Group Co Ltd 392
477,117 Veralto Corp 50,865
58,951 Verisk Analytics, Inc 14,827
757,185 (a) Verra Mobility Corp 18,702
43,900 (a) Visional, Inc 3,359
248,039 Waste Connections, Inc 43,605
292,500 Waste Management, Inc 64,593
58,587 (a) Willdan Group, Inc 5,665
196,693 (a) WNS Holdings Ltd 15,002
333,190 Wolters Kluwer NV 45,480
231,000 (a),(b),(d) Youyuan International Holdings Ltd  0^
78,360 (a) Zhejiang Weiming Environment Protection Co Ltd 217
146,000 (a),(b) Zonqing Environmental Ltd 61
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,166,231
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.3%
75,100 (a) ABC-Mart, Inc 1,490
2,134,582 (a) Abu Dhabi National Oil Co for Distribution PJSC 2,208
88,115 Academy Sports & Outdoors, Inc 4,408
353,816 (a) Accent Group Ltd 309
6,071,700 (a) ACE Hardware Indonesia Tbk PT 157
20,230 (b) Adastria Holdings Co Ltd 410
273,352 (a) Aditya Birla Fashion and Retail Ltd 260
273,352 (a) Aditya Birla Lifestyle Brands Ltd 409
25,878 (a),(c) Aditya Vision Ltd 164
6,884 (a) Al Majed for Oud Co 224
38,912 (a) Aldrees Petroleum and Transport Services Co 1,301
120,881 (a) Ali Alghanim Sons Automotive Co KSCC 428
24,409,544 Alibaba Group Holding Ltd 545,898
346,907 (b) Alibaba Group Holding Ltd (ADR) 62,003
2,227,615 (a),(c) Allegro.eu S.A. 21,857
11,290 (a),(b) Alpen Co Ltd 180
127,682 (a) AlSaif Stores For Development & Investment Co 229
14,755,992 (a) Amazon.com, Inc 3,239,973
555,490 American Eagle Outfitters, Inc 9,504
237,703 (a) AO World plc 332
18,600 (a) AOKI Holdings, Inc 223
34,000 (a) Aoyama Trading Co Ltd 561
21,044 (a) Arata Corp 442
37,376 (a) Arc Land Sakamoto Co Ltd 492
63,892 (a) Aritzia, Inc 3,865
57,317 (a) Arvind Fashions Ltd 340
14,700 (a) Asbury Automotive Group, Inc 3,593
34,628 (a) ASKUL Corp 367
15,223 (a),(b) ASOS plc 57
64,182 (a) Auto Partner S.A. 326
98,848 (a),(c) Auto1 Group SE 3,382
47,488 (a) Autobacs Seven Co Ltd 518
14,190 (a) Autohellas Tourist and Trading S.A. 189
11,575 (a) Autonation, Inc 2,532

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
37,233 (a) Autozone, Inc $ 159,739
4,266,738 (a) B&M European Value Retail S.A. 15,052
236,658 (a) Bapcor Ltd 495
302,262 Bath & Body Works, Inc 7,786
35,205 (a),(b) Belluna Co Ltd 243
81,410 Best Buy Co, Inc 6,156
75,400 (a),(b) BIC CAMERA, Inc 833
47,594 (a) Bilia AB 581
138,394 (a) Boot Barn Holdings, Inc 22,935
37,956 (a),(b),(c) Boozt AB 391
537,000 (a),(b),(d) Boshiwa International Holding Ltd 1
65,149 (a) BrainBees Solutions Ltd 267
171,780 (a) Buckle, Inc 10,077
74,960 (a),(b) Build-A-Bear Workshop, Inc 4,888
39,762,900 (a) Bukalapak.com PT Tbk 406
110,800 (a) C&A Modas Ltd 341
108,920 Camping World Holdings, Inc 1,720
35,115 (a),(b) Canadian Tire Corp Ltd 4,180
63,017 (a) Carmax, Inc 2,828
29,000 (a) Cartrade Tech Ltd 800
55,510 (a) Carvana Co 20,941
37,538 (a) CCC S.A. 1,880
966,600 (a) CCOOP Group Co Ltd 350
110,602 (a) Ceconomy AG 570
14,700 (a) Central Automotive Products Ltd 183
89,569 (a) Chewy, Inc 3,623
161,000 (a) China Tobacco International HK Co Ltd 930
84,241 China Tourism Group Duty Free Corp Ltd 849
1,415,200 (b) Chow Tai Fook Jewellery Group Ltd 2,828
42,320 (a) Citi Trends, Inc 1,313
28,236 (a) Clas Ohlson AB (B Shares) 1,110
712,200 (a) Com7 PCL (Foreign) 567
522,946 (a) Coupang, Inc 16,839
1,777,189 (a) Currys plc 3,339
70,546 (a) DCM Holdings Co Ltd 764
35,834 (a) Delek Automotive Systems Ltd 264
14,967 Dieteren S.A. 2,809
1,300 (b) Dillard's, Inc (Class A) 799
805,494 (a) Dogan Sirketler Grubu Holdings 332
62,622 (a) Dogus Otomotiv Servis ve Ticaret AS 265
843,372 (a) Dollarama, Inc 111,225
1,342,240 (a) Don Quijote Co Ltd 8,837
188,300 (a) Doshisha Co Ltd 3,594
27,697 (a) Douglas AG. 401
98,347 (a) Dunelm Group plc 1,487
107,972 (a),(b) Eagers Automotive Ltd 2,092
194,000 eBay, Inc 17,644
60,678 (a),(b) EDION Corp 888
265,998 Empresas COPEC S.A. 1,948
7,370 (a) Ethos Ltd 210
138,657 (a) Etsy, Inc 9,205
114,689 (a),(c) Europris ASA 1,164
634,000 (a) Far Eastern Department Stores Co Ltd 468
59,546 (a) Fawaz Abdulaziz Al Hokair & Co 451
19,072 (a) Fielmann AG. 1,152
9,035 (a),(b) Fnac Darty SA 310
249,846 (a) Foschini Ltd 1,579
6,386 (a) Fox Wizel Ltd 676
89,063 (a) Frasers Group plc 895
358,619 (a) FSN E-Commerce Ventures Ltd 938
172,587 (a) GameStop Corp (Class A) 4,708
51,253 Genuine Parts Co 7,104

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
82,739 (a) Global-e Online Ltd $ 2,959
21,560 (a) Go Fashion India Ltd 164
626,158,600 (a) GoTo Gojek Tokopedia Tbk PT 2,035
11,377 (a) Groupe Dynamite, Inc 488
38,100 (a) Gulliver International Co Ltd 270
141,900 (a) Happinet Corp 6,611
422,766 (a) Harvey Norman Holdings Ltd 2,062
182,800 (a) HLA Corp Ltd 166
1,638,602 Home Depot, Inc 663,945
3,395,300 (a) Home Product Center PCL 781
28,492 (a) Hornbach Holding AG. & Co KGaA 3,286
207,591 Hotai Motor Co Ltd 4,053
24,557 (a) Hotel Shilla Co Ltd 900
10,775 (a) Hyundai Department Store Co Ltd 680
246,756 Inchcape plc 2,299
189,569 Industria de Diseno Textil S.A. 10,491
242,700 (a),(b) Isetan Mitsukoshi Holdings Ltd 4,476
27,200 (a),(b) Izumi Co Ltd 600
183,700 J Front Retailing Co Ltd 3,063
426,417 (a) Jarir Marketing Co 1,586
82,150 (a) JB Hi-Fi Ltd 6,305
5,482,810 JD.com, Inc 96,062
8,942 (a) JINS Holdings, Inc 554
38,274 (a) Joyful Honda Co Ltd 563
80,133 (a) JUMBO S.A. 2,749
14,205 (a) Kohnan Shoji Co Ltd 405
15,752 (a),(b) Komeri Co Ltd 351
96,428 (a) K's Holdings Corp 1,042
19,418 (a) Leon's Furniture Ltd 402
33,476 Lithia Motors, Inc (Class A) 10,578
107,995 LKQ Corp 3,298
798,760 (a) Lojas Renner S.A. 2,271
9,738 (a) Lotte Shopping Co Ltd 492
48,832 (a),(b) Lovisa Holdings Ltd 1,208
553,527 Lowe's Cos, Inc 139,107
222,561 (a) Luk Fook Holdings International Ltd 713
171,000 Macy's, Inc 3,066
275,500 (a) Magazine Luiza S.A. 497
9,142,100 (a) Map Aktif Adiperkasa PT 296
25,803 (a) Matas A.S. 528
32,832 (a) Mekonomen AB 283
29,842 (a) Mercadolibre, Inc 69,739
87,100 (a) Mercari, Inc 1,340
337,000 (a) MINISO Group Holding Ltd 1,899
6,772,200 (a) Mitra Adiperkasa Tbk PT 457
30,299 (a) Mobilezone Holding AG. 429
58,800 (a) momo.com, Inc 467
220,431 (a) Moonpig Group plc 673
704,314 (a),(b) Motus Holdings Ltd 4,241
2,380,700 (a),(c) MR DIY Group M Bhd 929
196,143 (a) Mr Price Group Ltd 2,313
7,575 Murphy USA, Inc 2,941
845,630 (a) Myer Holdings Ltd 268
386,443 Naspers Ltd 140,422
37,720 (a) Nextage Co Ltd 602
24,379 (a) Nice One Beauty Digital Marketing Co 161
61,868 (a),(b) Nick Scali Ltd 957
25,035 (a) Nishimatsuya Chain Co Ltd 362
48,824 (a) Nojima Corp 1,338
133,512 (a) North-Star International Co Ltd 170
25,796 (a) Ollie's Bargain Outlet Holdings, Inc 3,312
4,082,796 (a) O'Reilly Automotive, Inc 440,166

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
50,100 (a) Oriental Holdings BHD $ 82
625,370 (a),(b) Overstock.com, Inc 6,122
59,677 (a),(b),(d) Ozon Holdings plc (ADR) 1
66,512 (a) Pal Co Ltd 1,130
85,915 PALTAC Corp 2,688
15,000 (a) Pan German Universal Motors Ltd 148
1,291,610 (a) PC Jeweller Ltd 180
790,228 (a) PDD Holdings, Inc (ADR) 104,444
7,807 (a) Penske Auto Group, Inc 1,358
132,839 (a),(c) Pepco Group NV 949
2,460,291 (a),(c) Pepkor Holdings Ltd 3,465
44,161 (a) Pet Valu Holdings Ltd 1,142
347,405 (a) Pets at Home Group PLC 959
15,133 Pool Corp 4,692
371,600 (a),(c) Pop Mart International Group Ltd 12,728
48,930 (a) Poya International Co Ltd 754
72,693 (a) Premier Investments Ltd 924
1,810,331 Prosus NV 128,018
59,602 (a) Puuilo Oyj 1,040
301,230 (a) RattanIndia Enterprises Ltd 173
787,820 (a) RealReal, Inc 8,375
78,140 (a) Redtape Ltd 126
15,735 (a) Retailors Ltd 305
120,300 (a) Revolve Group, Inc 2,562
623,918 (a) Ripley Corp S.A. 304
613,196 Ross Stores, Inc 93,445
32,028 (a),(b) Rusta AB 207
221,800 (a) Ryohin Keikaku Co Ltd 4,413
440,605 (a) SACI Falabella 2,612
27,800 (a) Saudi Automotive Services Co 418
51,664 (a) Senco Gold Ltd 200
36,781 (a) Seria Co Ltd 773
198,600 (a) Shimamura Co Ltd 13,279
4,528 (a) Shinsegae Co Ltd 603
31,534 (a) Shoppers Stop Ltd 184
969,508 (a) Siam Global House PCL 227
251,189 Signet Jewelers Ltd 24,094
25,667 (a) Silicon2 Co Ltd 838
177,240 (a) Sonic Automotive, Inc (Class A) 13,486
118,687 (a) Super Retail Group Ltd 1,277
3,556 (a) Supply Network Ltd 80
78,125 (a) Synsam AB 479
221,302 (a) Takashimaya Co Ltd 2,531
62,757 (a) Temple & Webster Group Ltd 953
5,988 (a) Thanga Mayil Jewellery Ltd 136
483,439 (a),(b) THG plc 245
466,570 (a) ThredUp, Inc 4,409
3,293,400 TJX Cos, Inc 476,028
36,740 (a),(b) Tokmanni Group Corp 392
1,805,000 (a),(c) Topsports International Holdings Ltd 732
125,548 Trent Ltd 6,609
292,553 (a),(b) Truworths International Ltd 927
41,028 (a) Ulta Beauty, Inc 22,432
31,690 (a) United Electronics Co 758
390,000 (a) Upbound Group, Inc 9,216
310,700 (a) USS Co Ltd 3,567
8,915 (a) V2 Retail Ltd 210
120,620 (a) Valvoline, Inc 4,331
694,372 (a) Vibra Energia S.A. 3,208
38,930 (a) Victoria's Secret & Co 1,057
227,880 Vipshop Holdings Ltd (ADR) 4,476
714,861 (a) Vishal Mega Mart Ltd 1,200

SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
37,260 (a) V-Mart Retail Ltd $ 298
518,064 (a) Warby Parker, Inc 14,288
168,512 (a),(c) Watches of Switzerland Group plc 834
39,476 (a) Wayfair, Inc 3,526
183,581 (a) We Buy Cars Holdings Ltd 589
813,609 (a) Wesfarmers Ltd 49,495
359,724 WH Smith plc 3,281
309,816 Williams-Sonoma, Inc 60,554
604,643 (a),(b) Woolworths Holdings Ltd 1,761
14,400 (a) Workman Co Ltd 608
635,000 (a),(b) XXF Group Holdings Ltd 894
383,200 (a) Yamada Denki Co Ltd 1,258
51,066 (a) Yellow Hat Ltd 583
789,835 (a),(c) Zalando SE 24,239
86,700 (a) Zhejiang China Commodities City Group Co Ltd 227
480,500 (a) Zhongsheng Group Holdings Ltd 898
10,091 (a),(b) Zinzino AB 150
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,186,936
CONSUMER DURABLES & APPAREL - 1.9%
756,000 (a) 361 Degrees International Ltd 608
102,541 (a) Adidas-Salomon AG. 21,727
1,281,452 (a) Aksa Akrilik Kimya Sanayii AS. 341
974,579 (a) Alok Industries Ltd 190
165,700 (a) Alpargatas S.A. 293
15,247 (a) Amber Enterprises India Ltd 1,391
229,229 (a) Amer Sports, Inc 7,966
100,790 (a),(b) AMMO, Inc 149
3,103,355 (a) Anta Sports Products Ltd 37,173
50,591 (a) Arcelik AS 154
100,047 (a) Arvind Ltd 342
1,546,000 Asics Corp 40,455
99,664 (a) Asmodee Group AB 1,279
41,457 (a) Azorim-Investment Development & Construction Co Ltd 253
103,457 (a) Azzas 2154 S.A. 586
136,062 (a) Bajaj Electricals Ltd 835
39,861 (a) Bata India Ltd 523
2,939 (a) Beijing Roborock Technology Co Ltd 87
89,245 (a) Bellway plc 2,957
26,884 (a),(b) Beneteau S.A. 273
74,605 (a) Berkeley Group Holdings plc 3,856
406,218 (a) BK LC Lux Finco 2 Sarl 18,381
3,244,472 (a) Bosideng International Holdings Ltd 1,935
251,200 (a) Bovis Homes Group plc 2,193
75,702 (a),(b) Breville Group Ltd 1,501
26,026 (a),(b) BRP, Inc 1,582
25,542 (a),(b) Brunello Cucinelli S.p.A 2,798
27,837 Brunswick Corp 1,760
268,586 (a) Burberry Group plc 4,243
4,274,229 (a) Cairn Homes plc 9,615
58,262 (a) Campus Activewear Ltd 177
33,662 (a) Canada Goose Holdings, Inc 463
142,500 (a) Casio Computer Co Ltd 1,171
30,229 (a) Cello World Pvt Ltd 196
78,500 (a) Chervon Holdings Ltd 214
481,000 (a) China Lilang Ltd 220
780,486 Cie Financiere Richemont S.A. 149,827
11,067,638 (a) Coats Group plc 12,416
37,456 (a) Coway Co Ltd 2,629
187,033 (a) Crest Nicholson Holdings plc 410
67,825 (a) Crocs, Inc 5,667
1,345,358 (a) Crompton Greaves Consumer Electricals Ltd 4,414
319,000 (a),(c) Crystal International Group Ltd 277

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
117,400 (a) Cury Construtora e Incorporadora S.A. $ 763
208,500 (a) Cyrela Brazil Realty S.A. 1,203
7,630 (a) Danya Cebus Ltd 285
57,984 (a) De'Longhi S.p.A. 2,103
7,212 (a) Delta Galil Ltd 379
11,420 (a) DI Dong Il Corp 166
278,100 (a) Direcional Engenharia S.A. 845
25,020 (a) Dixon Technologies India Ltd 4,599
111,986 DR Horton, Inc 18,978
457,878 (a) Dr. Martens PLC 612
74,000 (a) Dream International Ltd 120
1,327,869 (a) Eclat Textile Co Ltd 19,195
27,300 (a) Ecovacs Robotics Co Ltd 413
10,436 (a) Electra Consumer Products 1970 Ltd 364
158,512 (a) Electrolux AB 868
37,257 (a) ES-Con Japan Ltd 260
45,462 (a) Eureka Forbes Ltd 292
11,739 (a) F&F Co Ltd 525
334,755 (a) Feng TAY Enterprise Co Ltd 1,356
117,726 (a),(b) Ferretti S.p.A 373
24,654 (a),(d) FF Group  0^
457,700 (a),(b) Fields Corp 7,007
27,792 (a) Fila Holdings Corp 764
721,000 (a) Formosa Taffeta Co Ltd 360
339,999 (a),(d) Fuguiniao Co Ltd  0^
98,334 (a) Fulgent Sun International Holding Co Ltd 324
185,000 (a) Fusheng Precision Co Ltd 1,588
24,715 (a) Games Workshop Group plc 4,844
8,335 (a) Ganesha Ecosphere Ltd 111
31,855 (a) Garmin Ltd 7,843
44,685 (a) Garware Technical Fibres Ltd 374
223,000 (a) Giant Manufacturing Co Ltd 697
99,391 (a) Gildan Activewear, Inc 5,742
410,735 (a),(c) Glenveagh Properties plc (London) 920
101,784 GN Store Nord 1,724
45,438 (a) Gokaldas Exports Ltd 368
43,341 (a),(b) Goldwin, Inc 737
121,400 (a) Gree Electric Appliances, Inc of Zhuhai 678
9,680 (a) Green Brick Partners, Inc 715
241,300 (a) Grendene S.A. 236
22,136 (a) Gunze Ltd 565
1,699,801 Haier Smart Home Co Ltd 5,514
259,807 (a) Haier Smart Home Co Ltd 927
5,846 (a) Hanssem Co Ltd 189
13,063 (a),(b) Harvia Oyj 529
162,069 Hasbro, Inc 12,293
181,972 (a) Haseko Corp 3,107
12,384 Hermes International 30,453
466,000 (a),(d) HOSA International Ltd 1
34,331 (a) Hugo Boss AG. 1,637
116,200 (a) Iida Group Holdings Co Ltd 1,853
75,375 (a) Indo Count Industries Ltd 229
25,510 (a) Japan Wool Textile Co Ltd 287
48,066 (a),(b) JM AB 719
1,457,000 (a) JNBY Design Ltd 3,431
57,000 (a) Johnson Health Tech Co Ltd 327
708,000 (a),(c) JS Global Lifestyle Co Ltd 169
116,400 JVC KENWOOD Holdings, Inc 906
289,635 (a) Kalyan Jewellers India Ltd 1,482
8,660 (a) Kaufman & Broad S.A. 303
389,512 Kering 130,524
71,830 Kontoor Brands, Inc 5,730

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
83,835 (a) KPR Mill Ltd $ 1,005
4,600 (a) Kurabo Industries Ltd 219
46,000 (a) Lai Yih Footwear Co Ltd 329
19,200 (a),(b) Laopu Gold Co Ltd 1,755
160,719 (a) Lennar Corp (Class A) 20,257
4,023 (a),(b) Lennar Corp (Class B) 483
760,332 LG Electronics, Inc 41,013
1,607,121 (a) Li Ning Co Ltd 3,634
768 LPP S.A. 3,740
34,503 (a) Lululemon Athletica, Inc 6,139
548,193 LVMH Moet Hennessy Louis Vuitton S.A. 337,348
173,560 (a) Makalot Industrial Co Ltd 1,657
1,290,984 (a) Man Wah Holdings Ltd 714
6,442 (a),(d) Mariella Burani S.p.A.  0^
28,747 (a) Marimekko Oyj 423
135,244 (a) Mattel, Inc 2,276
7,068,567 (a),(c) Mavi Giyim Sanayi Ve Ticaret AS. 6,361
140,000 (a) Merida Industry Co Ltd 468
110,175 Meritage Homes Corp 7,980
174,112 (a) Merry Electronics Co Ltd 582
144,300 (a) Midea Group Co Ltd 1,476
250,400 (a) Midea Group Co Ltd 2,643
19,681 (a) MIPS AB 716
42,300 (a),(b) Mizuno Corp 763
21,603 (a) Mohawk Industries, Inc 2,785
1,605,912 Moncler S.p.A 94,513
325,700 (a) MRV Engenharia e Participacoes S.A. 456
7,600 (a) Nagawa Co Ltd 343
19,486 (a),(c) Neinor Homes S.A. 398
71,678 (a) New Wave Group AB 840
119,448 (a) Nien Made Enterprise Co Ltd 1,670
1,961,464 Nike, Inc (Class B) 136,773
188,800 (a),(b) Nikon Corp 2,195
650,253 (a) Noritsu Koki Co Ltd 7,744
18,631 (a) Noritz Corp 253
25,223 (a) NVR, Inc 202,658
412,257 (a) On Holding AG. 17,459
85,300 (a) Onward Kashiyama Co Ltd 403
54,600 (a) Open House Group Co Ltd 2,825
19,432 (a) Oppein Home Group, Inc 146
126,391 (a) Orient Electric Ltd 279
119,320 (a),(c) OVS S.p.A 589
3,936 (a) Page Industries Ltd 1,803
17,691 (a) PDS Ltd 63
402,000 (a),(d) Peace Mark Holdings Ltd 1
12,202 (a) Pearl Global Industries Ltd 175
1,417,375 (a),(b) Peloton Interactive, Inc 12,756
1,216,973 (a) Persimmon plc 19,012
20,656 (a),(d) PIK Group (GDR)  0^
1,415,000 (a) Pou Chen Corp 1,343
4,280,929 (a) PRADA S.p.A 25,774
252,585 Pulte Homes, Inc 33,374
77,644 (a) Puma AG. Rudolf Dassler Sport 1,936
50,297 (a) Rajesh Exports Ltd 103
59,471 Ralph Lauren Corp 18,648
20,156 (a) Raymond Lifestyle Ltd 263
43,517 (a) Relaxo Footwears Ltd 218
76,500 (a) Rinnai Corp 1,812
35,370 (a) Rocky Brands, Inc 1,054
9,500 (a) Roland Corp 217
455,027 (a) Ruentex Industries Ltd 784
16,656 (a) Safari Industries India Ltd 410

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
29,853 (a),(b) Salvatore Ferragamo S.p.A $ 189
261,224 (a) Sangetsu Co Ltd 5,478
137,800 (a) Sankyo Co Ltd 2,394
12,839 (a),(b) Sanlorenzo S.p.A 531
16,687 (a),(b) SEB S.A. 1,232
642,400 (a) Sega Sammy Holdings, Inc 13,535
20,900 (a) Seiko Holdings Corp 923
117,600 Sekisui House Ltd 2,675
34,826 (a) SharkNinja Global SPV Ltd 3,592
183,200 (a) Sharp Corp 1,026
30,636 (a) Sheela Foam Ltd 229
577,938 (a) Shenzhou International Group Holdings Ltd 4,575
415,199 (a) Shimano, Inc 46,402
181,400 (a) Sichuan Changhong Electric Co Ltd 268
57,500 (a) Skyline Champion Corp 4,391
568,000 (a),(b) Skyworth Group Ltd 335
135,855 (a) Sonos, Inc 2,147
22,089,830 Sony Corp 635,010
25,381 (a),(c) Spin Master Corp 350
47,000 (a) Sports Gear Co Ltd 158
407,000 (a) Stella International Holdings Ltd 803
636,496 (b) Steven Madden Ltd 21,310
347,691 (a) Sumitomo Forestry Co Ltd 4,148
71,586 (a) Swan Energy Ltd 367
329,104 (a) Symphony Ltd 3,357
1,003,000 (a) Tainan Spinning Co Ltd 444
152,000 (a) Taiwan Paiho Ltd 271
74,000 (a) Taiwan Sakura Corp 208
13,700 (a),(b) Tama Home Co Ltd 338
102,400 (a) Tamron Co Ltd 715
181,388 Tapestry, Inc 20,537
231,254 (a) Taylor Morrison Home Corp 15,265
21,943,520 Taylor Wimpey plc 30,485
767,000 (a) TCL Electronics Holdings Ltd 1,032
539,650 (a),(c) Technogym S.p.A 9,164
102,347 Tempur Sealy International, Inc 8,631
82,560 (a),(c) Thule Group AB 2,031
245,543 (a) Titan Co Ltd 9,309
3,990 (a) Token Corp 402
342,170 Toll Brothers, Inc 47,267
64,001 (a) Tomy Co Ltd 1,384
11,985 (a) TopBuild Corp 4,684
36,000 (a) Topkey Corp 228
471,513 (a) Tri Pointe Homes, Inc 16,017
1,051,807 (a) Trident Ltd 334
44,648 (a) TTK Prestige Ltd 319
47,259 (a) Vaibhav Global Ltd 120
82,419 (a) Vardhman Textiles Ltd 383
37,252 (a) Vedant Fashions Ltd 289
52,655 (a) VIP Industries Ltd 247
3,168,000 (a) Viva Goods Company Ltd 248
100,900 (a) Vivara Participacoes S.A. 541
56,700 (a) Vulcabras Azaleia S.A. 210
27,713 (a),(b) Wacoal Holdings Corp 1,055
170,540 (a) Welspun India Ltd 220
22,389 (b) Whirlpool Corp 1,760
49,893 (a) Whirlpool of India Ltd 669
102,993 (a) Wiselink Co Ltd 693
1,187,500 (a) Xtep International Holdings Ltd 891
279,200 (b) Yamaha Corp 1,854
147,704 (a) YETI Holdings, Inc 4,901
107,409 (a),(b) YIT Oyj 376

SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
45,500 (a) Yonex Co Ltd $ 1,166
16,819 (a) Youngone Corp 778
2,511 (a) Youngone Holdings Co Ltd 248
3,737,000 (a) Yue Yuen Industrial Holdings 6,356
26,900 (a) Zojirushi Corp 296
TOTAL CONSUMER DURABLES & APPAREL 2,615,280
CONSUMER SERVICES - 1.8%
5,473,630 (a) Abu Dhabi National Hotels 659
354,730 (a),(c) AcadeMedia AB 3,684
716,146 Accor S.A. 34,024
928,638 ADT, Inc 8,088
14,518 (a),(d) Advent Hotels International Pvt Ltd 43
12,629 (a) Afya Ltd 197
108,071 (a) Airbnb, Inc 13,122
1,263,243 (a) Alef Education Holding plc 320
391,000 (a) Alsea SAB de C.V. 1,300
503,435 Amadeus IT Holding S.A. 40,018
109,000 (a) Ambassador Hotel 154
2,117,648 (a) Americana Restaurants International plc 1,136
67,715 (a) AmRest Holdings SE 269
299,967 Aramark 11,519
402,505 (a) Aristocrat Leisure Ltd 18,633
5,111,400 (a) Asset World Corp PCL 354
17,479 (a) Ataa Educational Co 306
91,600 (a),(b) Atom Corp 396
25,000 (a) Atour Lifestyle Holdings Ltd (ADR) 940
63,349 (a) Auction Technology Group plc 274
35,610 (a),(b),(c) Basic-Fit NV 1,084
523,832 (a) Betsson AB 8,670
61,971 Booking Holdings, Inc 334,598
615,333 Boyd Gaming Corp 53,196
49,441 (a) Bright Horizons Family Solutions, Inc 5,368
3,662,000 (a) Cafe de Coral Holdings Ltd 3,040
3,771,293 (a) Carnival Corp 109,028
618,891 (a) Carnival plc 16,451
42,028 (a),(b) Cava Group, Inc 2,539
377,500 (a) Central Plaza Hotel PCL 350
65,027 (a) Chalet Hotels Ltd 697
491,000 (a),(c) China East Education Holdings Ltd 482
849,000 (a),(b) China Education Group Holdings Ltd 359
1,836,000 (a),(b) China Travel International Inv HK 394
2,931,570 (a) Chipotle Mexican Grill, Inc (Class A) 114,888
10,514 (a) Cie des Alpes 264
1,379,800 (a) Cogna Educacao S.A. 866
76,553 Collins Foods Ltd 548
70,400 (a),(b) Colowide Co Ltd 869
1,975,201 Compass Group plc 67,326
86,723 (a),(b),(d) Corporate Travel Management Ltd 461
100,200 (a) Coursera, Inc 1,173
29,000 (b) Cracker Barrel Old Country Store, Inc 1,278
183,200 (a) Create Restaurants Holdings, Inc 957
141,347 (a) Dalata Hotel Group plc 1,062
734,530 (a),(c) Deliveroo plc 1,778
115,949 (a),(c) Delivery Hero SE 3,329
292,520 (a) Devyani International Ltd 553
950,480 (a) DigiPlus Interactive Corp 412
7,590 Dine Brands Global Inc. 188
50,142 (a) Domino's Pizza Enterprises Ltd 447
245,609 (a) Domino's Pizza Group plc 658
133,249 (a) DoorDash, Inc 36,242
125,500 (a) DoubleUGames Co Ltd 4,652
23,118 (a) Doutor Nichires Holdings Co Ltd 411

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
61,700 (a) DPC Dash Ltd $ 688
373,428 (a) DraftKings, Inc 13,966
15,779 (a) Duolingo, Inc 5,078
48,709 (a) Dutch Bros, Inc 2,549
69,714 (a) eDreams ODIGEO S.A. 670
157,036 (a) EIH Ltd 637
59,506 (a),(b),(c) Elior Group S.A. 185
630,115 (a) Entain plc 7,447
81,711 (a),(c) Evolution AB 6,727
224,800 (a) Expedia Group, Inc 48,051
5,728 (a) Fattal Holdings 1998 Ltd 957
901,000 (a),(b) Fenbi Ltd 335
134,321 (a),(b) Flight Centre Travel Group Ltd 1,027
146,686 (a) Flutter Entertainment plc 37,258
107,051 (a) Flutter Entertainment plc 27,923
82,993 (a) Food & Life Cos Ltd 4,333
32,000 (a) Formosa International Hotels Corp 209
181,432 (a) Frontdoor, Inc 12,209
1,149,000 (a),(b) Fu Shou Yuan International Group Ltd 421
18,499 (a) Fuji Kyuko Co Ltd 322
4,700 (a) Fujita Kanko, Inc 333
1,322,095 (a) G8 Education Ltd 740
4,588,000 (a) Galaxy Entertainment Group Ltd 25,226
63,200 (a),(b) GENDA,Inc 373
88,050 (a) Genius Sports Ltd 1,090
1,071,400 (a) Genting BHD 744
1,507,600 (a) Genting Malaysia BHD 752
4,377,800 (a) Genting Singapore Ltd 2,496
71,000 (a) Gourmet Master Co Ltd 173
11,722 (a) Grand Canyon Education, Inc 2,573
28,765 (a) Grand Korea Leisure Co Ltd 324
77,251 Greggs plc 1,672
23,886 (a),(b) Guzman y Gomez Ltd 411
133,755 H&R Block, Inc 6,764
2,837,000 (a),(b),(c) Haichang Ocean Park Holdings Ltd 323
1,158,776 (a),(b),(c) Haidilao International Holding Ltd 1,993
10,172 (a) Hana Tour Service, Inc 364
16,123 (a) Hanjin Kal Corp 1,155
54,719 (a) HBX Group International plc 463
503,089 (a),(b) Heiwa Corp 7,149
19,537 (a) Hiday Hidaka Corp 473
476,670 Hilton Worldwide Holdings, Inc 123,667
42,628 (a),(b) HIS Co Ltd 404
149,434 (a) Hollywood Bowl Group plc 507
2,087,009 Huazhu Group Ltd (ADR) 81,623
1,199,653 (a) Humansoft Holding Co KSC 9,754
59,500 (a),(b) Ichibanya Co Ltd 377
163,025 (a),(b) IDP Education Ltd 709
16,900 (a) Imperial Hotel Ltd 116
588,021 Indian Hotels Co Ltd 4,773
120,415 (a) InterContinental Hotels Group plc 14,559
244,480 (a),(b) International Game Technology plc 4,217
249,085 (a) Intralot S.A.-Integrated Lottery Systems & Services 373
538,273 (a) ITC Hotels Ltd 1,378
384,283 (a) Jabal Omar Development Co 1,990
74,972 (a) Jahez International Co 441
724,000 (a),(b),(c) Jiumaojiu International Holdings Ltd 194
344,733 (a) Jollibee Foods Corp 1,268
251,632 (a) Jubilant Foodworks Ltd 1,750
34,833 (a) Juniper Hotels Ltd 111
133,340 (a),(c) Just Eat Takeaway.com NV 3,165
70,598 (a) Kangwon Land, Inc 923

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
33,600 (a) KOMEDA Holdings Co Ltd $ 706
41,094 (a),(b) Koshidaka Holdings Co Ltd 381
17,804 (a),(b) Kura Sushi, Inc 408
47,966 (a),(b) Kyoritsu Maintenance Co Ltd 1,037
384,690 Las Vegas Sands Corp 20,692
654,817 (a) Laureate Education, Inc 20,653
82,670 (a) Le Travenues Technology Ltd 247
20,329 (a) Leejam Sports Co JSC 773
279,607 (a),(c) Lemon Tree Hotels Ltd 523
100,674 (a) Life Time Group Holdings, Inc 2,779
35,006 (a) Light & Wonder, Inc 2,938
119,915 (a) Lindblad Expeditions Holdings, Inc 1,535
33,808 (a) Lotte Tour Development Co Ltd 410
1,595,824 (a) Lottery Corp Ltd 6,197
189,881 Lottomatica Group Spa 5,110
94,000 (a) Lung Yen Life Service Corp 172
68,987 (a) Mahindra Holidays & Resorts India Ltd 274
60,906 Marriott International, Inc (Class A) 15,862
6,600 (a) Matsuyafoods Holdings Co Ltd 268
565,216 McDonald's Corp 171,764
121,900 (a) McDonald's Holdings Co Japan Ltd 5,112
161,422 (a) Me Group International plc 404
5,631,433 (a),(c) Meituan 75,229
133,800 (a) Melco Crown Entertainment Ltd (ADR) 1,227
537,817 (a) Melco International Development 434
356,000 (a) Metaplanet, Inc 1,399
2,349,500 (a) Minor International PCL 1,671
185,501 (a) Mitchells & Butlers plc 616
25,002 (a) Monogatari Corp 721
18,800 (a) MOS Food Services, Inc 502
15,215 (a) MTY Food Group, Inc 421
14,061 (a) National Co for Learning & Education 596
72,306 (a),(b) Nerdy, Inc 91
848,440 (a) New Oriental Education & Technology Group, Inc 4,529
61,234 (a) NIIT Learning Systems Ltd 226
174,900 (a) Ohsho Food Service Corp 4,371
173,100 (a) OneSpaWorld Holdings Ltd 3,659
126,623 (a) OPAP S.A. 2,954
41,856 (a) Paradise Co Ltd 630
443,370 Perdoceo Education Corp 16,697
125,019 (a) Pierre & Vacances 249
35,344 (a) Planet Fitness, Inc 3,669
170,751 (a) Playtech PLC 847
141,870 (a) Potbelly Corp 2,417
12,850 (a),(b) PPHE Hotel Group Ltd 236
138,292 (a) Rank Group plc 258
111,260 Red Rock Resorts, Inc 6,794
131,100 Resorttrust, Inc 1,663
276,062 (a) Restaurant Brands Asia Ltd 239
217,040 (b) Restaurant Brands International, Inc 13,924
130,883 (a) Round One Corp 1,158
97,914 Royal Caribbean Cruises Ltd 31,683
25,700 (a),(b) Royal Holdings Co Ltd 475
937,540 (a) Rush Street Interactive, Inc 19,201
23,200 (a) Saizeriya Co Ltd 779
1,740,759 (a) Sands China Ltd 4,837
163,818 (a) Sapphire Foods India Ltd 541
993,396 (a),(c) Scandic Hotels Group AB 9,396
118,740 (a) Seera Group Holding 917
58,591 Service Corp International 4,876
61,443 (a) Shake Shack, Inc 5,752
2,345,000 (a),(b) SJM Holdings Ltd 1,000

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
30,584 (a),(b) SkiStar AB $ 512
171,582 (a) Skylark Holdings Co Ltd 3,548
246,300 (a) Smartfit Escola de Ginastica e Danca S.A. 1,235
120,047 Sodexho Alliance S.A. 7,574
87,043 (a) Sol Melia S.A. 759
595,683 (a) SSP Group PLC 1,377
2,922,293 Starbucks Corp 247,226
145,096 (a) Strategic Education, Inc 12,480
9,900 (a) Stride, Inc 1,475
924,038 (a) Super Group SGHC Ltd 12,197
417,750 (a),(b) Super Hi International Holding Ltd 774
352,044 (a) Swiggy Ltd 1,676
163,253 (a) Taaleem Holdings PJSC 191
32,117 (a) TAB Gida Sanayi Ve Ticaret AS. 182
2,281,233 (a) TABCORP Holdings Ltd 1,549
285,683 (a) TAL Education Group (ADR) 3,200
25,366 (a) Tbo Tek Ltd 436
216,436 Texas Roadhouse, Inc (Class A) 35,961
100,588 (a) Thomas Cook India Ltd 179
976,000 (a),(b) Tianli Education International Holdings Ltd 352
10,885 (a) Tokyotokeiba Co Ltd 396
887,220 (a) Tongcheng Travel Holdings Ltd 2,621
38,159 (a),(b) Toridoll Holdings Corp 1,237
308,650 (a),(c) Trainline plc 1,155
267,064 Travel & Leisure Co 15,888
629,219 (a) Travelsky Technology Ltd 859
829,350 (a) Trip.com Group Ltd 62,896
1,585,209 (a) TUI AG. 14,465
161,800 (a) Udemy, Inc 1,134
91,440 (a) Universal Technical Institute, Inc 2,976
73,301 (a) Viking Holdings Ltd 4,556
298,456 (a) Webjet Ltd 781
269,390 Wendy's Co 2,468
51,621 (a) Westlife Foodworld Ltd 400
67,280 (a) Wetherspoon (J.D.) plc 620
48,942 (a) Whitbread plc 2,123
154,471 Wingstop, Inc 38,877
7,954 (a) Wonderla Holidays Ltd 52
90,075 (a) Wowprime Corp 680
336,249 Wyndham Hotels & Resorts, Inc 26,866
1,255,200 (b) Wynn Macau Ltd 1,164
300,695 (a) Wynn Resorts Ltd 38,570
50,619 (a),(b) Yoshinoya D&C Co Ltd 1,029
25,094 (a),(b) Young & Co's Brewery plc 270
107,850 (a) Yum China Holdings, Inc 4,720
97,227 (a) Yum China Holdings, Inc 4,173
3,627,680 (a) Zomato Ltd 13,318
TOTAL CONSUMER SERVICES 2,451,242
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
285,353 (a) Abdullah Al Othaim Markets Co 590
3,415 (a) Aeon Co Ltd 41
27,600 (a) Aeon Hokkaido Corp 168
20,383 (a) Ain Holdings, Inc 962
76,556 (a) Al Meera Consumer Goods Co QSC 310
63,790 (a) Albertsons Cos, Inc 1,117
23,929 (a) Al-Dawaa Medical Services Co 423
3,941,829 (a),(b) Alibaba Health Information Technology Ltd 3,357
644,431 (a) Alimentation Couche-Tard, Inc 34,382
11,070 (a) Almunajem Foods Co 180
29,749 (a) Apotea AB 284
21,479 (a) Arcs Co Ltd 458
112,709 (a),(c) Avenue Supermarts Ltd 5,680

SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
83,489 (a),(b) Axfood AB $ 2,593
84,120 (a) Axial Retailing, Inc 666
8,300 (a) Belc Co Ltd 433
551,600 (a) Berli Jucker PCL 349
7,127 (a) BGF retail Co Ltd 549
229,855 (a) Bid Corp Ltd 5,753
1,928,808 (a) BIM Birlesik Magazalar AS 25,097
184,333 (a) BinDawood Holding Co 278
78,631 (a),(b) Boxer Retail Ltd 315
41,583 Casey's General Stores, Inc 23,508
895,601 Cencosud S.A. 2,549
83,470 (a) Chefs' Warehouse, Inc 4,869
333,400 (a),(d) Chongqing Hongjiu Fruit Co Ltd  0^
162,572 (a) Clicks Group Ltd 3,318
961,684 (a) Coles Group Ltd 14,803
110,008 (a) Colruyt S.A. 4,337
30,400 (a) Cosmos Pharmaceutical Corp 1,776
591,711 Costco Wholesale Corp 547,705
3,895,616 (a) CP ALL plc 5,680
1,414,827 (a) CP AXTRA PCL 982
20,900 (a) Create SD Holdings Co Ltd 469
4,418 (a) Daikokutenbussan Co Ltd 215
256,400 (a) DFI Retail Group Holdings Ltd 836
335,890 (a),(c) Dino Polska S.A. 4,049
368,643 (a),(c) Dis-Chem Pharmacies Ltd 699
10,820 (a) Distribuidora Internacional de Alimentacion S.A. 310
27,214 (a) Dongsuh Cos, Inc 522
306,000 (a),(b),(c) East Buy Holding Ltd 1,019
15,202 (a) E-MART, Inc 818
88,518 (a) Empire Co Ltd 3,177
1,738,787 (a) Endeavour Group Ltd 4,175
20,300 (a),(b) Fuji Co Ltd 277
13,400 (a) Genky DrugStores Co Ltd 455
121,216 (a) George Weston Ltd 7,394
169,572 (a) GrainCorp Ltd-A 1,010
24,992 (a) Grainturk Tarim AS. 295
47,153 (a) Great Tree Pharmacy Co Ltd 200
231,300 (a),(b) Grupo Comercial Chedraui S.a. DE C.V. 1,833
421,200 (a) Grupo Mateus S.A. 550
26,349 (a) GS Retail Co Ltd 313
458,456 (a),(b) Guardian Pharmacy Services, Inc 12,025
466,800 (a) Guoquan Food Shanghai Co Ltd 193
6,100 (a) Halows Co Ltd 206
71,125 (a) Hankyu Department Stores, Inc 1,042
15,958 (a) Heiwado Co Ltd 313
187,397 (a) HelloFresh SE 1,616
2,770 (a),(b) Itochu-Shokuhin Co Ltd 192
779,950 (a),(c) JD Health International, Inc 6,641
1,100,701 (a) Jeronimo Martins SGPS S.A. 26,797
16,723 (a) Kato Sangyo Co Ltd 658
32,402 (a) Kusuri no Aoki Holdings Co Ltd 877
1,068,761 (a) La Comer SAB de C.V. 2,504
27,292 (a) Life Corp 466
416,460 (a) Loblaw Cos Ltd 16,108
4,053 (a) M Yochananof & Sons Ltd 337
72,571 (a) Maplebear, Inc 2,668
4,485,756 (a) Marks & Spencer Group plc 22,008
23,973 (a),(b) MARR S.p.A. 260
2,816,100 (a) Matsumotokiyoshi Holdings Co Ltd 57,204
31,900 (a) Maxvalu Tokai Co Ltd 751
40,870 (a) Medplus Health Services Ltd 349
787,125 (a) Metcash Ltd 1,977

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
144,581 (a) Metro, Inc $ 9,710
5,014,800 (a) Midi Utama Indonesia Tbk PT 131
73,969 (a) Migros Ticaret AS 792
26,936 (a) Nahdi Medical Co 855
37,438 (a),(b) North West Co, Inc 1,286
437,228 (a) Ocado Group plc 1,328
794,744 (a),(b) Olam Group Ltd 610
799,410 (a) Performance Food Group Co 83,171
449,753 (a),(b) Pick'n Pay Stores Ltd 661
616,500 (a),(b),(c) Ping An Healthcare and Technology Co Ltd 1,444
379,195 (a) President Chain Store Corp 3,088
807,200 (a) Puregold Price Club, Inc 583
888,324 Raia Drogasil S.A. 3,074
6,606 (a) Rami Levy Chain Stores Hashikma Marketing 2006 Ltd 609
12,111 (a),(c) Redcare Pharmacy NV 1,052
117,810 (a) Robinsons Retail Holdings, Inc 72
30,200 (a) San-A Co Ltd 568
1,026,200 Sendas Distribuidora S.A. 1,834
2,730,697 Seven & I Holdings Co Ltd 36,642
1,572,510 (a) Sheng Siong Group Ltd 2,537
346,711 (a),(b) Shoprite Holdings Ltd 5,501
149,082 (a) Shufersal Ltd 1,756
11,072 (a) Sligro Food Group NV 137
2,263,019 (a) SMU S.A. 378
244,733 (a) Sok Marketler Ticaret AS. 215
3,500,195 (a) Sonae SPGS S.A. 5,498
154,048 (a) SPAR Group Ltd 880
606,790 (a) Spinneys 1961 Holding plc 255
95,929 (a) Sprouts Farmers Market, Inc 10,437
79,688 (a) Sugi Pharmacy Co Ltd 1,922
13,420,600 (a) Sumber Alfaria Trijaya Tbk PT 1,556
1,838,000 (a) Sun Art Retail Group Ltd 441
54,500 Sundrug Co Ltd 1,598
94,725 Target Corp 8,497
20,830,476 Tesco plc 124,851
26,100 (a),(b) Trial Holdings, Inc 415
140,500 (a) Tsuruha Holdings, Inc 2,249
248,416 (a) United Natural Foods, Inc 9,345
59,250 (a) United Super Markets Holdings, Inc 386
65,570 (a) US Foods Holding Corp 5,024
26,194 (a) Valor Co Ltd 515
3,605,533 Wal-Mart de Mexico SAB de C.V. 11,137
8,814,670 Walmart, Inc 908,440
72,900 (a) Welcia Holdings Co Ltd 1,331
875,854 Woolworths Ltd 15,457
13,400 (a),(d) Yaoko Co Ltd 874
40,830 (a) Yifeng Pharmacy Chain Co Ltd 142
468,500 (a) Yonghui Superstores Co Ltd 309
204,644 (a) Zabka Group S.A. 1,323
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,148,236
ENERGY - 3.3%
1,150,700 (a) Adaro Andalan Indonesia PT 514
4,645,500 (a) Adaro Energy Indonesia Tbk PT 472
230,739 (a) Ades Holding Co 1,003
2,225,339 (a) ADNOC Drilling Co PJSC 3,411
22,112,384 (a) Adnoc Gas plc 21,314
127,262 (a) Advantage Energy Ltd 1,043
111,057 (a) Aegis Logistics Ltd 958
222,885 (a) Aker BP ASA 5,657
229,315 (a) Aker Solutions ASA 689
6,220,400 (a) AKR Corporindo Tbk PT 451
179,721 (a) Ampol Ltd 3,552

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
275,107 Antero Midstream Corp $ 5,348
157,624 (a) Antero Resources Corp 5,290
492,718 (a) APA Corp 11,963
14,275 (a) Arabian Drilling Co 300
490,609 (a) ARC Resources Ltd 8,947
405,708 Archrock, Inc 10,674
384,123 (a) Athabasca Oil Corp 1,838
580,229 (b) Atlas Energy Solutions, Inc 6,597
1,545,007 Baker Hughes Co 75,273
488,200 (a) Bangchak Corp PCL 463
6,647,200 (a) Banpu PCL (Foreign) 932
547,326 (a) Baytex Energy Corp 1,282
1,244,923 (a) Beach Petroleum Ltd 941
1,047,173 (a) Bharat Petroleum Corp Ltd 4,011
206,136 (a) Birchcliff Energy Ltd 849
18,623 (a) BLUENORD ASA 845
315,873 (a),(b) Boss Energy Ltd 433
15,644,676 BP plc 89,826
282,352 (a) Brava Energia 954
4,650,000 (a),(d) Brightoil Petroleum Holdings Ltd 6
2,542,000 (a) Bumi Armada Bhd 211
45,529,300 (a) Bumi Resources Minerals Tbk PT 2,293
66,798 (a),(c) BW LPG Ltd 960
69,135 (a) BW Offshore Ltd 255
108,588 (a) Cabot Oil & Gas Corp 2,568
216,831 California Resources Corp 11,531
365,736 (a) Cameco Corp 30,695
222,790 (a) Cameco Corp 18,683
1,758,683 (a) Canadian Natural Resources Ltd 56,234
106,618 (a),(b) Cardinal Energy Ltd 594
1,140,088 (a) Cenovus Energy, Inc (Toronto) 19,358
8,660 (a),(b) Centrus Energy Corp 2,685
183,331 (a) CES Energy Solutions Corp 1,237
2,145,000 (a) CGN Mining Co Ltd 868
335,421 Cheniere Energy, Inc 78,817
35,868 (a) Chennai Petroleum Corp Ltd 306
59,890 Chesapeake Energy Corp 6,363
3,002,229 Chevron Corp 466,216
1,287,000 (a) China Coal Energy Co 1,536
349,400 (a) China Merchants Energy Shipping Co Ltd 436
1,245,122 (a) China Oilfield Services Ltd 1,066
1,338,900 (a) China Petroleum & Chemical Corp 996
15,756,000 (a) China Petroleum & Chemical Corp 8,185
272,276 (a) China Shenhua Energy Co Ltd - A 1,474
2,334,455 (a) China Shenhua Energy Co Ltd - H 11,144
45,900 Chord Energy Corp 4,561
48,800 Civitas Resources, Inc 1,586
79,546 (a) CMB Tech NV 748
235,735 (a) CNX Resources Corp 7,572
1,280,957 (a) Coal India Ltd 5,629
118 (a),(d),(e) Cobalt International Energy, Inc  0^
3,039,219 ConocoPhillips 287,480
812,900 (a) Cosan SA Industria e Comercio 942
124,493 COSCO SHIPPING Energy Transportation Co Ltd 212
79,916 (a) Cosmo Energy Holdings Co Ltd 1,929
242,000 (a),(b) Dalipal Holdings Ltd 196
41,843 (a) d'Amico International Shipping S.A. 213
4,168,980 (a) Dana Gas PJSC 863
702,646 (a),(b) Deep Yellow Ltd 913
6,869 (a) Delek Group Ltd 1,661
187,450 (a) Delek US Holdings, Inc 6,049
674,581 (a) Denison Mines Corp 1,856

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
129,131 Devon Energy Corp $ 4,527
206,400 (a) DHT Holdings, Inc 2,466
2,625,000 (a) Dialog Group Bhd 1,179
29,335 Diamondback Energy, Inc 4,198
41,952 (a) Diversified Energy Co plc 586
188,580 (a),(b) Diversified Energy Co plc 2,642
58,990 (a) DMC Global, Inc 498
378,915 (a) DNO International ASA 581
104,218 (a) DOF Group ASA 1,027
1,831,785 Enbridge, Inc 92,412
2,270,601 (a) ENEOS Holdings, Inc 14,380
98,710 (a) Enerflex Ltd 1,065
104,094 (a) Energean plc 1,161
1,168,600 (a),(d) Energy Earth PCL  0^
167,602 (a),(b) Energy Fuels, Inc 2,574
1 Energy Transfer LP  0^
1,585,510 (a) ENI S.p.A. 27,740
686,134 EOG Resources, Inc 76,929
925,678 EQT Corp 50,385
580,864 (a) Equinor ASA 14,165
16,113 (a) Equital Ltd 709
2,085 (a),(b) Esso SA Francaise 249
52,644 (a) Etablissements Maurel et Prom 303
91,122 (a),(b) Euronav NV 880
153,820 (a),(b) Exxaro Resources Ltd 1,605
6,246,813 Exxon Mobil Corp 704,328
49,980 (a) Flowco Holdings, Inc 742
97,018 (a),(b) Freehold Royalties Ltd 961
4,606 (a) Friedrich Vorwerk Group SE 445
108,993 (a) Frontline plc 2,490
295,998 (a) FutureFuel Corp 1,148
321,035 (a) Galp Energia SGPS S.A. 6,084
26,391 (a) Gaztransport Et Technigaz S.A. 4,901
452,420 (a),(b) Gevo, Inc 887
121,078 (b) Gibson Energy, Inc 2,251
179,681 Golar LNG Ltd 7,261
539,013 (a),(b) Granite Ridge Resources, Inc 2,916
74,171 (a) Great Eastern Shipping Co Ltd 830
271,086 (a) Guanghui Energy Co Ltd 192
42,506 (a) Gujarat Mineral Development Corp Ltd 287
906,027 (a) Gulf International Services QSC 785
29,397 (a) Gulfport Energy Operating Corp 5,320
232,951 (a) Hafnia Ltd 1,403
230,484 Halliburton Co 5,670
434,582 Harbour Energy plc 1,218
30,028 (a) HD Hyundai Co Ltd 3,332
175,642 (a),(b) Headwater Exploration, Inc 948
71,944 (a) Hellenic Petroleum S.A. 712
188,773 HF Sinclair Corp 9,880
659,636 (a) Hindustan Petroleum Corp Ltd 3,300
753,593 (a) Hunting plc 3,431
110,000 (a) Idemitsu Kosan Co Ltd 753
149,748 (a) Imperial Oil Ltd 13,578
1,947,352 (a) Indian Oil Corp Ltd 3,289
155,800 (a) Indo Tambangraya Megah Tbk PT 214
16,850 (a) Infinity Natural Resources, Inc 221
98,200 (a) Inner Mongolia Dian Tou Energy Corp Ltd 312
652,400 (a) Inner Mongolia Yitai Coal Co 1,251
142,619 (a) Innovex International, Inc 2,644
734,200 (a) Inpex Holdings, Inc 13,220
59,356 (a) International Petroleum Corp 990
9,554,786 (a) IRPC PCL (Foreign) 331

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
35,350 (a) Itochu Enex Co Ltd $ 472
140,788 (a) Iwatani International Corp 1,538
95,685 (a) Japan Petroleum Exploration Co 834
571,922 (a) Karoon Energy Ltd 622
130,199 (a) Kelt Exploration Ltd 644
192,756 Keyera Corp 6,467
533,762 Kinder Morgan, Inc 15,111
2,352,000 (a) Kinetic Development Group Ltd 395
44,065 (a) Koninklijke Vopak NV 2,022
27,550 (a),(b) Lightbridge Corp 584
348,874 Magnolia Oil & Gas Corp 8,328
140,845 Marathon Petroleum Corp 27,146
436,151 Matador Resources Co 19,596
5,448,300 (a) Medco Energi Internasional Tbk PT 448
195,545 (a) MEG Energy Corp 3,945
341,817 (a) Meren Energy, Inc 452
19,300 (a) Mitsuuroko Co Ltd 300
36,130 (a) Modec, Inc 2,016
273,621 (a) MOL Hungarian Oil & Gas plc 2,224
47,615 (a) Motor Oil Hellas Corinth Refineries S.A. 1,436
298,587 Neste Oil Oyj 5,486
383,037 (a) New Hope Corp Ltd 993
406,142 (a),(b) NexGen Energy Ltd 3,636
258,417 (a) NextDecade Corp 1,755
580,808 (a) NMDC Energy 384
19,243 (a) North American Construction Group Ltd 273
749,249 Northern Oil and Gas, Inc 18,581
692,422 NOV, Inc 9,175
121,992 (a) NuVista Energy Ltd 1,410
144,924 (a) Occidental Petroleum Corp 6,848
50,850 (a) Oceaneering International, Inc 1,260
64,758 (a) Odfjell Drilling Ltd 505
2,184,360 (a) Oil & Natural Gas Corp Ltd 5,888
292,445 (a) Oil India Ltd 1,362
1,622,188 (a) Oil Refineries Ltd 438
103,873 (a) OMV AG. 5,550
175,565 ONEOK, Inc 12,811
301,476 (a),(b) Paladin Resources Ltd 1,665
258,850 (a) Par Pacific Holdings, Inc 9,168
59,888 (a),(b) Paramount Resources Ltd (Class A) 967
68,911 (a) Paratus Energy Services Ltd 282
74,856 (a) Parex Resources, Inc 978
99,289 (a) Parkland Corp 2,747
52,611 (a) Pason Systems, Inc 457
568,900 (a) Patterson-UTI Energy, Inc 2,947
7,080 (a) Paz Oil Co Ltd 1,451
426,596 PBF Energy, Inc 12,870
306,820 Peabody Energy Corp 8,137
488,055 Pembina Pipeline Corp 19,733
6,108,579 Permian Resources Corp 78,190
15,310,800 (a) Petrindo Jaya Kreasi Tbk PT 1,493
571,200 (a) Petro Rio S.A. 4,092
14,528,000 (a) PetroChina Co Ltd 13,171
891,900 (a) PetroChina Co Ltd 1,010
2,557,195 (a) Petroleo Brasileiro S.A. 16,230
3,181,027 Petroleo Brasileiro S.A. (Preference) 18,803
205,680 (a) Petronas Dagangan BHD 1,121
553,824 (a) Petronet LNG Ltd 1,740
124,500 (a) Petroreconcavo S.A. 295
150,100 (a),(b) Peyto Exploration & Development Corp 1,955
406,204 Phillips 66 55,252
399,319 (a) Polski Koncern Naftowy Orlen S.A. 9,515

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
100,100 (a),(d) Poseidon Concepts Corp $ 1
276,480 (a),(b) Prairie Operating Co 549
160,311 (a),(b) PrairieSky Royalty Ltd 2,974
10,446 (a) Precision Drilling Corp 588
164,140 (a) ProFrac Holding Corp 607
91,377,400 (a) PT Bumi Resources Tbk 818
688,600 (a) PT Dian Swastatika Sentosa Tbk 4,388
3,335,400 (a) PT Tambang Batubara Bukit Asam Tbk 471
994,306 (a) PT United Tractors Tbk 1,599
1,096,348 (a) PTT Exploration & Production PCL 3,882
7,620,609 (a) PTT PCL 7,819
407,466 Qatar Fuel QSC 1,688
1,924,923 (a) Qatar Gas Transport Co Ltd 2,432
437,300 (a) Raharja Energi Cepu PT 161
29,787 Range Resources Corp 1,121
14,793,117 (a) Reliance Industries Ltd 227,219
827,585 (a) Repsol YPF S.A. 14,716
12,520 (a) Rex American Resources Corp 383
977,916 (b) Saipem S.p.A 2,831
38,652 (a) San-Ai Oil Co Ltd 545
166,676 (a) SandRidge Energy, Inc 1,880
2,790,629 (a) Santos Ltd 12,393
9,810,700 (a),(c) Saudi Arabian Oil Co 64,417
105,321 (a) SBM Offshore NV 2,695
823,589 Schlumberger Ltd 28,307
6,768 (a) Schoeller-Bleckmann Oilfield Equipment AG. 213
2,970 (a) Seadrill Ltd 90
148,190 (a),(b) Secure Waste Infrastructure Corp 2,110
2,853,500 (a) Semirara Mining & Power Corp 1,726
198,333 (a) Serica Energy plc 529
50 (a),(d) Serval Integrated Energy Services  0^
396,238 (a) Shaanxi Coal Industry Co Ltd 1,115
77,686 (a) Shanxi Lu'an Environmental Energy Development Co Ltd 155
210,399 (a) Shanxi Xishan Coal & Electricity Power Co Ltd 206
11,889,732 Shell plc 423,762
949,404 Shell plc (ADR) 67,911
684,000 (a) Sinopec Kantons Holdings Ltd 387
7,350 (a) SK Discovery Co Ltd 282
1,551 (a) SK Gas Ltd 256
46,775 (a) SK Innovation Co Ltd 3,353
222,810 SM Energy Co 5,564
29,283 S-Oil Corp 1,301
155,622 (a),(b) South Bow Corp 4,404
1,735,500 (a) Star Petroleum Refining PCL 256
31,948 (a) Strathcona Resources Ltd 827
171,904 (a) Subsea 7 S.A. 3,567
1,031,363 (a) Suncor Energy, Inc 43,161
25,900 (a),(c) Tamar Petroleum Ltd 355
386,359 (a) Tamarack Valley Energy Ltd 1,680
158,702 Targa Resources Corp 26,589
873,166 (b) TC Energy Corp 47,476
1,341,555 Technip Energies NV 63,313
515,156 TechnipFMC plc 20,323
34,399 (a) Tecnicas Reunidas S.A. 1,075
282,518 (a) Tenaris S.A. 5,062
12,591 (a),(b) TerraVest Industries, Inc 1,260
971,020 (a) Tetra Technologies, Inc 5,583
8,099 Texas Pacific Land Corp 7,562
150,389 (a) TGS Nopec Geophysical Co ASA 1,117
734,300 (a) Thai Oil PCL 793
108,494 (a) Thungela Resources Ltd 550
84,265 (a),(b) Topaz Energy Corp 1,564

SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
46,727 (a),(b) TORM plc $ 960
2,307,881 Total S.A. 140,570
308,749 (a),(b) Tourmaline Oil Corp 13,315
374,520 (a) Transocean Ltd 1,169
123,730 (a),(b) Trican Well Service Ltd 549
655,872 Turkiye Petrol Rafinerileri AS 2,946
504,961 Ultrapar Participacoes S.A. 2,084
7,398,000 (a),(b) United Energy Group Ltd 503
315,870 (a) Uranium Energy Corp 4,214
849,838 Valero Energy Corp 144,693
123,389 (a) Vallourec S.A. 2,355
15,626 (a) VERBIO Vereinigte BioEnergie AG. 197
121,343 (a),(b) Vermilion Energy, Inc 948
861,188 (a),(c) Viva Energy Group Ltd 1,033
79,653 Weatherford International plc 5,451
1,034,114 (a) Whitecap Resources, Inc 7,891
630,240 (a) Whitehaven Coal Ltd 2,751
1,541,790 Williams Cos, Inc 97,672
1,631,488 (a) Woodside Energy Group Ltd 24,637
73,150 World Fuel Services Corp 1,898
284,481 (a),(b) Yancoal Australia Ltd 998
46,033 (a) Yantai Jereh Oilfield Services Group Co Ltd 361
2,253,502 (a),(b) Yanzhou Coal Mining Co Ltd 2,946
235,088 (a) Yanzhou Coal Mining Co Ltd (Class A) 440
164,935 (a),(c) Yellow Cake plc 1,274
891,060 (a) Yinson Holdings BHD 512
TOTAL ENERGY 4,451,275
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
2,524,486 (a),(b) Abacus Property Group 2,062
429,379 (a) Abacus Storage King 397
2,409 (a) Activia Properties, Inc 2,193
2,159 (a) Advance Residence Investment Corp 2,425
36,065 Aedifica S.A. 2,678
1,244 (a) AEON REIT Investment Corp 1,091
136,507 Agree Realty Corp 9,697
414,922 (a) AIMS AMP Capital Industrial REIT 438
132,094 (a) Al Rajhi REIT 293
770,049 (a) Alexander & Baldwin, Inc 14,007
76,479 Alexandria Real Estate Equities, Inc 6,374
501,567 (a) Allied Properties Real Estate Investment Trust 7,475
44,703 (a) Alpine Income Property Trust, Inc 633
4,414 (a) Altarea SCA 544
394,498 (a) American Assets Trust, Inc 8,016
26,960 American Healthcare REIT, Inc 1,133
1,270,762 American Homes 4 Rent 42,253
1,038,018 American Tower Corp 199,632
372,915 (b) Americold Realty Trust, Inc 4,565
760,259 (b) Apple Hospitality REIT, Inc 9,131
805,200 (a) AREIT, Inc 594
285,887 (a) Arena REIT 733
98,642 Armada Hoffler Properties, Inc 692
34,977 (a) Artis Real Estate Investment Trust 158
3,285,630 Ascendas REIT 7,110
259,686 AvalonBay Communities, Inc 50,164
1,297,996 (a) Axis Real Estate Investment Trust 632
248,262 (a) Big Yellow Group plc 3,253
18,178 Boardwalk REIT 903
18,986 Boston Properties, Inc 1,411
4,300,840 British Land Co plc 20,222
260,450 Brixmor Property Group, Inc 7,209
849,500 Broadstone Net Lease, Inc 15,181
232,280 (a),(c) Brookfield India Real Estate Trust 897

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
29,199 (a) BSR Real Estate Investment Trust $ 365
410,267 (a) Bunnings Warehouse Property Trust 1,009
115,165 Camden Property Trust 12,297
55,320 (a) Canadian Apartment Properties REIT 1,618
2,136,461 (a) CapitaLand Ascott Trust 1,542
4,306,603 CapitaMall Trust 7,648
1,047,787 (a),(b) CapitaRetail China Trust 642
651,538 CareTrust REIT, Inc 22,595
163,775 (a) Carmila S.A. 3,386
661,068 (a),(b) CDL Hospitality Trusts 413
511,921 (a) Centuria Capital Group 747
419,065 (b) Centuria Industrial REIT 967
325,189 (a),(b) Centuria Office REIT 259
354,865 Charter Hall Group 5,334
484,730 Charter Hall Long Wale REIT 1,410
226,867 (a) Charter Hall Social Infrastructure REIT 509
42,737 Chatham Lodging Trust 287
120,288 Choice Properties Real Estate Investment Trust 1,271
28,957 (a) Cofinimmo 2,517
507 (a) Comforia Residential REIT, Inc 1,114
1,017,314 (a) Concentradora Fibra Danhos S.A. de C.V. 1,567
675,875 Corporate Office Properties Trust 19,641
70,256 Cousins Properties, Inc 2,033
385 (a) CRE Logistics REIT, Inc 396
41,673 Crombie REIT 451
1,316,575 (a) Cromwell Group 396
555,591 Crown Castle, Inc 53,609
41,657 CT Real Estate Investment Trust 486
182,903 CubeSmart 7,437
188,003 Curbline Properties Corp 4,193
4,020 (a) Daiwa House REIT Investment Corp 3,425
362 Daiwa Office Investment Corp 893
1,348 Daiwa Securities Living Investments Corp 979
577,524 (a) Derwent London plc 13,582
212,545 (a) Dexus Industria REIT 402
808,088 Dexus Property Group 3,837
278,552 (a),(b) DigiCo Infrastructure REIT 490
726,800 (a) Digital Core REIT Management Pte Ltd 345
185,031 Digital Realty Trust, Inc 31,988
378,550 Douglas Emmett, Inc 5,894
108,034 (a) Dream Industrial Real Estate Investment Trust 965
437,000 (a),(d) Eagle Hospitality Trust 4
197,504 EastGroup Properties, Inc 33,430
685,737 (a) Embassy Office Parks REIT 3,258
1,745,119 (a) Emlak Konut Gayrimenkul Yatirim Ortakligi AS. 836
519,523 (a) Empiric Student Property plc 648
61,487 Equinix, Inc 48,159
664,877 (a) Equites Property Fund Ltd 618
594,035 (b) Equity Lifestyle Properties, Inc 36,058
77,744 Equity Residential 5,032
133,858 (a) ESR Kendall Square REIT Co Ltd 432
489,396 (a) ESR-REIT 1,064
43,680 Essential Properties Realty Trust, Inc 1,300
13,224 (b) Essex Property Trust, Inc 3,540
30,112 (a) Eurocommercial Properties NV 945
200,441 Extra Space Storage, Inc 28,250
764,905 (a) Far East Hospitality Trust 359
2,668,201 (a),(c) FIBRA Macquarie Mexico 4,572
1,913,497 (a) Fibra Uno Administracion S.A. de C.V. 2,820
96,468 First Capital Real Estate Investment Trust 1,370
180,630 First Industrial Realty Trust, Inc 9,297
1,299,000 Fortune Real Estate Investment Trust 843

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
958,519 Frasers Centrepoint Trust $ 1,724
2,147,645 (b) Frasers Logistics & Commercial Trust 1,584
1,787 (a) Frontier Real Estate Investment Corp 1,079
106,060 (a),(b) FrontView REIT, Inc 1,454
532 (a) Fukuoka REIT Corp 681
248,003 Gaming and Leisure Properties, Inc 11,559
60,589 Gecina S.A. 6,087
63,000 Getty Realty Corp 1,690
1,792 (a) Global One Real Estate Investment Corp 1,733
3,421 GLP J-Reit 3,158
1,456,285 Goodman Group 31,559
767,604 (a) Goodman Property Trust 948
1,468,668 GPT Group 5,215
22,601 (a) Granite Real Estate Investment Trust 1,256
5,049,863 (a) Great Portland Estates plc 21,678
171,928 (a) Growthpoint Properties Australia Ltd 292
2,628,236 (a) Growthpoint Properties Ltd 2,242
100,651 (a) H&R Real Estate Investment Trust 814
49,040 (a) Hamborner REIT AG. 328
374,272 Hammerson plc 1,466
486 (a) Hankyu Reit, Inc 561
137,461 Healthcare Realty Trust, Inc 2,478
476,672 Healthpeak Properties, Inc 9,128
832 (a) Heiwa Real Estate REIT, Inc 855
10,836,300 HomeCo Daily Needs REIT 9,717
448 (a) Hoshino Resorts REIT, Inc 816
617,713 Host Hotels & Resorts Inc 10,514
228,810 Hudson Pacific Properties, Inc 632
1,571 Hulic Reit, Inc 1,802
314,223 (a) Hyprop Investments Ltd 850
34,416 ICADE 867
778 (a) Ichigo Office REIT Investment Corp 497
1,081,100 (a) IGB Real Estate Investment Trust 714
46,588 Independence Realty Trust, Inc 764
1,802 (a) Industrial & Infrastructure Fund Investment Corp 1,655
296,630 Ingenia Communities Group 1,067
2,265,854 (a) Inmobiliaria Colonial Socimi S.A. 14,825
10,903 (a) Innovative Industrial Properties, Inc 584
57,096 (a) InterRent Real Estate Investment Trust 549
112,600 InvenTrust Properties Corp 3,223
5,793 Invincible Investment Corp 2,642
43,581 Invitation Homes, Inc 1,278
325,379 (a) Irish Residential Properties REIT plc 374
123,571 Iron Mountain, Inc 12,597
123,632 (a) Jadwa REIT Saudi Fund 362
936 (a) Japan Excellent, Inc 919
3,881 (a) Japan Hotel REIT Investment Corp 2,340
1,855 (a) Japan Logistics Fund Inc 1,227
2,552 (a) Japan Prime Realty Investment Corp 1,779
4,813 (a) Japan Real Estate Investment Corp 4,053
5,420 Japan Retail Fund Investment Corp 4,169
3,376 Kenedix Realty Investment Corp 3,846
1,361,828 Keppel DC REIT 2,525
1,999,191 (a) Keppel REIT 1,567
47,321 Killam Apartment REIT 611
16,509 (b) Kilroy Realty Corp 698
573,118 Kimco Realty Corp 12,523
175,280 Kite Realty Group Trust 3,909
1,313,283 (a) Kiwi Property Group Ltd 803
334,797 (a) Klepierre 13,070
36,850 Lamar Advertising Co 4,511
181,559 (a) Land Securities Group plc 1,424

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
1,400 LaSalle Logiport REIT $ 1,358
1,331,344 (a),(b) Lendlease Global Commercial REIT 645
29,744 (b) Lineage, Inc 1,149
2,160,970 Link REIT 11,103
1,735,807 LondonMetric Property plc 4,253
131,886 (a) LOTTE Reit Co Ltd 366
242,740 (a) LTC Properties, Inc 8,947
312,813 Mack-Cali Realty Corp 4,755
4,027,561 Macquarie CountryWide Trust 10,979
1,613,747 Mapletree Industrial Trust 2,666
2,685,000 (b) Mapletree Logistics Trust 2,607
1,791,500 (a),(b) Mapletree Pan Asia Commercial Trust 1,987
73,404 (a),(b) Medical Properties Trust, Inc 372
70,226 (a) Mercialys S.A 906
1,327,097 Merlin Properties Socimi S.A. 20,097
262,073 Mid-America Apartment Communities, Inc 36,619
191,548 (a) Millrose Properties, Inc 6,438
187,809 (a),(c) Mindspace Business Parks REIT 962
1,410 (a) Mirai Corp 463
3,019,576 Mirvac Group 4,534
1,136 (a) Mitsubishi Estate Logistics REIT Investment Corp 935
6,407 (a) Mitsui Fudosan Logistics Park, Inc 4,608
14,294 Montea NV 1,154
1,332 (a) Mori Hills REIT Investment Corp 1,288
1,840 (a) Mori Trust Sogo Reit, Inc 943
243,261 National Storage Affiliates Trust 7,351
926,820 National Storage REIT 1,440
909,799 (b) NETSTREIT Corp 16,431
45,006 (a),(b) NexPoint Diversified Real Estate Trust 166
168,268 (a) Nexus Select Trust 314
1,680 Nippon Accommodations Fund, Inc 1,500
5,130 Nippon ProLogis REIT, Inc 2,998
1,114 (a) NIPPON REIT Investment Corp 729
3,632 (a) Nomura Real Estate Master Fund, Inc 3,940
78,028 (a) NorthWest Healthcare Properties Real Estate Investment Trust 285
39,953 Omega Healthcare Investors, Inc 1,687
4,845 Orix JREIT, Inc 3,285
55,055 (b) Park Hotels & Resorts, Inc 610
312,524 Parkway Life Real Estate Investment Trust 998
1,288,000 (a) Pavilion Real Estate Investment Trust 557
274,407 (b) Pebblebrook Hotel Trust 3,126
1,058 (a) Premier Investment Co 974
32,230 Primaris REIT 355
1,597,342 (a) Primary Health Properties plc 1,966
708,598 (a) ProLogis Property Mexico S.A. de C.V. 2,901
3,271,517 Prologis, Inc 374,654
382,062 (a) PRS REIT PLC 578
115,221 Public Storage, Inc 33,282
33,472 (a) Rayonier, Inc 888
146,335 Realty Income Corp 8,896
5,245,015 (a) Redefine Properties Ltd 1,510
577,519 Regency Centers Corp 42,101
879,572 (a) Region RE Ltd 1,389
146,010 (a) Reit  Ltd 1,080
230,190 (a),(b) Resilient REIT Ltd 854
9,260 (a) Retail Estates NV 692
921,559 Rexford Industrial Realty, Inc 37,885
430,449 (a) Reysas Gayrimenkul Yatirim Ortakligi AS. 207
938,601 RioCan Real Estate Investment Trust 12,780
1,047,220 Sabra Health Care REIT, Inc 19,520
297,092 Safestore Holdings plc 2,629
180 (a) Samty Residential Investment Corp 140

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
493,300 (a) Sasseur REIT $ 260
97,153 SBA Communications Corp 18,785
3,734,484 Scentre Group 10,073
206,314 (a) Segro plc 1,823
3,145 (a) Sekisui House Reit, Inc 1,693
176,095 (a) Sella Capital Real Estate Ltd 574
7,395,099 (a) Shaftesbury Capital plc 14,145
26,379 (a) Shurgard Self Storage Ltd 1,001
1,437,403 Simon Property Group, Inc 269,757
192,300 SITE Centers Corp 1,733
137,842 (a) SK REITs Co Ltd 492
191,648 (b) SL Green Realty Corp 11,462
370,337 (a) Slate Grocery REIT 3,859
52,996 (a) SmartCentres REIT 1,019
52,055 (a),(b) Smartstop Self Storage REIT, Inc 1,959
819 (a) SOSiLA Logistics REIT, Inc 657
926,661 STAG Industrial, Inc 32,702
4,829 Star Asia Investment Corp 1,969
1,100,029 (a) Starhill Global REIT 482
1,720,610 Stockland Trust Group 6,959
239,300 (a) Stoneweg Europe Stapled Trust 427
16,630 (a) Strawberry Fields REIT, Inc 205
90,141 Sun Communities, Inc 11,628
1,450,800 (a) Suntec Real Estate Investment Trust 1,440
1,425,600 (a) Sunway Real Estate Investment Trust 712
997,869 (a) Supermarket Income Reit plc 1,054
700 (a),(b) Takara Leben Real Estate Investment Corp 445
134,200 Tanger Factory Outlet Centers, Inc 4,541
494,635 (a) Target Healthcare REIT plc 645
41,266 Terreno Realty Corp 2,342
652 (a) Tokyu REIT, Inc 882
817,343 (a) Torunlar Gayrimenkul Yatirim Ortakligi AS 1,469
4,770,483 Tritax Big Box REIT plc 9,299
478,218 Unite Group plc 4,632
2,639 United Urban Investment Corp 3,203
7,716 (a) Vastned NV 272
914,486 Ventas, Inc 64,005
2,169,128 VICI Properties, Inc 70,735
2,845,924 Vicinity Ltd 4,741
856,393 (a) Vukile Property Fund Ltd 1,030
137,049 Warehouses De Pauw CVA 3,436
281,663 Washington REIT 4,749
487,131 Waypoint REIT Ltd 870
267,522 Welltower, Inc 47,656
29,828 Wereldhave NV 667
311,706 Weyerhaeuser Co 7,727
285,380 (a) Whitestone REIT 3,504
105,139 (a) Workspace Group plc 561
26,448 Xior Student Housing NV 911
1,991,000 (a) Yuexiu Real Estate Investment Trust 238
751,914 (a) Ziraat Gayrimenkul Yatirim Ortakligi AS. 417
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,418,521
FINANCIAL SERVICES - 5.8%
69,100 (a) 360 Finance, Inc (ADR) 1,989
134,157 (a) 360 ONE WAM Ltd 1,545
57,746 (a) Aadhar Housing Finance Ltd 332
33,187 (a) Aavas Financiers Ltd 611
1,376,664 (a) Abrdn plc 3,665
293,000 (a),(b) Acom Co Ltd 953
29,211 (a) Aditya Birla Sun Life Asset Management Co Ltd 261
23,093 (a),(c) Adyen NV 37,158
88,000 (a) Aeon Credit Service M BHD 116

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
553,400 (a) AEON Financial Service Co Ltd $ 5,633
65,800 (a) Aeon Thana Sinsap Thailand PCL 237
11,772 Affiliated Managers Group, Inc 2,807
197,415 (a) Affirm Holdings, Inc 14,427
437,303 (b) AGNC Investment Corp 4,281
242,100 (a) Aiful Corp 815
244,991 (a) AJ Bell plc 1,799
843,932 (a) Al Waha Capital PJSC 363
85,604 (a) Alerus Financial Corp 1,895
804,077 (a) Allfunds Group PLC 6,002
116,151 Ally Financial, Inc 4,553
28,456 (a) Alpha Group International plc 1,610
871,018 (a) Amanat Holdings PJSC 270
1,568,056 American Express Co 520,845
279,481 Ameriprise Financial, Inc 137,295
1,810,559 (a) AMP Ltd 1,987
20,242 (a) Anand Rathi Wealth Ltd 644
33,853 (a) Angel One Ltd 812
91,755 Annaly Capital Management, Inc 1,854
26,492 (a) Antin Infrastructure Partners S.A. 365
320,960 Apollo Global Management, Inc 42,774
225,103 (a) Aptus Value Housing Finance India Ltd 811
756,612 (a) Ares Management Corp 120,975
378,955 (a) Arzan Financial Group for Financing & Investment KPSC 443
320,933 (a) Ashmore Group plc 769
139,308 (a) Australian Stock Exchange Ltd 5,399
25,249 (a) Authum Investment & Infrastucture Ltd 875
95,933 (a) Avanza Bank Holding AB 3,562
273,007 (a) Azimut Holding S.p.A. 10,577
26,657,729 B3 SA-Brasil Bolsa Balcao 67,117
6,282,606 (a) Bajaj Finance Ltd 70,689
265,238 (a) Bajaj Finserv Ltd 5,993
18,535 (a) Bajaj Holdings & Investment Ltd 2,557
44,028 (a) Banca Generali SpA 2,461
18,692 (a) Banca IFIS S.p.A. 496
513,175 Banca Mediolanum S.p.A 10,307
815,536 (a) Banco BTG Pactual S.A. - Unit 7,395
24,970 (a) Banco Latinoamericano de Exportaciones S.A. (Class E) 1,148
1,691,100 (a) Bangkok Commercial Asset Management PCL 404
3,081,050 Bank of New York Mellon Corp 335,711
348,364 (a),(d) BBI EPS Ltd 2
25,000 (a) Beijing Compass Technology Development Co Ltd 589
1,264,393 (a) Berkshire Hathaway, Inc 635,661
135,043 (c) BFF Bank S.p.A 1,735
5,541,800 (a) BFI Finance Indonesia Tbk PT 254
3,600,774 BGC Group, Inc 34,063
147,304 BlackRock, Inc 171,737
238,866 Blackstone, Inc 40,810
307,386 (a) Block, Inc 22,215
256,949 (a),(b) Blue Owl Capital, Inc 4,350
141,600 (a) BOC International China Co Ltd 286
338,400 (a) Bolsa Mexicana de Valores SAB de C.V. 707
301,116 (a) Boursa Kuwait Securities Co KPSC 3,376
187,395 (a) Bridgepoint Group Holdings Ltd 769
634,000 (a),(b) Bright Smart Securities & Commodities Group Ltd 742
397,758 (a) Brightsphere Investment Group, Inc 19,156
161,065 (a),(b) Brookfield Asset Management Ltd 9,171
298,106 (a) Brookfield Asset Management Ltd 16,965
1,414,554 (a) Brookfield Corp 97,058
138,601 (a) BSE Ltd 3,179
10,743 (a),(b) Bullish 683
220,100 (a) Bure Equity AB 6,500

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
3,070,800 (a) Bursa Malaysia BHD $ 5,855
254,752 (a) Caitong Securities Co Ltd 302
65,294 (a) Can Fin Homes Ltd 561
60,295 (a),(b) Canaccord Financial, Inc 465
166,497 (a) Cannae Holdings, Inc 3,049
494,242 Capital One Financial Corp 105,066
75,600 (a) Capital Securities Co Ltd 235
4,126,000 (a) Capital Securities Corp 3,344
78,522 (a) Capri Global Capital Ltd 164
319,249 (a) Carlyle Group, Inc 20,017
11,087 Cboe Global Markets, Inc 2,719
22,902 (a) Cembra Money Bank AG. 2,636
602,000 (a),(b) Central China Securities Co Ltd 213
326,902 (a) Central Depository Services India Ltd 5,368
110,500 Century Leasing System, Inc 1,407
1,037,445 (a) Chailease Holding Co Ltd 3,802
391,455 Challenger Financial Services Group Ltd 2,241
228,564 (a) Changjiang Securities Co Ltd 267
1,390,850 Charles Schwab Corp 132,784
215,369 (a) Chime Financial, Inc 4,344
512,000 (a) China Bills Finance Corp 273
772,000 (a),(b) China Everbright Ltd 1,214
2,472,459 (a) China Galaxy Securities Co Ltd 3,747
309,650 (a) China Galaxy Securities Co Ltd (Class A) 776
129,300 (a) China Great Wall Securities Co Ltd 211
9,807,000 (a),(c) China Huarong Asset Management Co Ltd 1,306
1,132,537 (a),(c) China International Capital Corp Ltd 3,099
119,800 (a) China International Capital Corp Ltd 623
317,936 (a) China Merchants Securities Co Ltd 767
9,355 (a) Choice International Ltd 81
76,922 (a) Cholamandalam Financial Holdings Ltd 1,633
289,750 (a) Cholamandalam Investment and Finance Co Ltd 5,250
1,099,465 CITIC Securities Co Ltd 4,342
506,816 CITIC Securities Co Ltd (Class A) 2,135
65,882 (a),(c) CMC Markets plc 212
70,743 CME Group, Inc 19,114
63,750 (a) Cohen & Steers, Inc 4,183
88,378 (a) Coinbase Global, Inc 29,827
1,633,256 Corebridge Financial, Inc 52,346
292,332 (a) Coronation Fund Managers Ltd 755
159,793 (a) Corpay, Inc 46,030
249,427 (a) Creades AB 1,996
1,878 (a),(b) Credit Acceptance Corp 877
42,622 (a) Credit Corp Group Ltd 431
97,800 Credit Saison Co Ltd 2,608
44,826 (a) CreditAccess Grameen Ltd 684
14,441 (a) CRISIL Ltd 722
190,925 (a) CSC Financial Co Ltd 721
1,096,000 (a) CSSC Hong Kong Shipping Co Ltd 260
600,272 (a) CVC Capital Partners plc 10,481
17,856 (a) Daishin Securities Co Ltd 336
85,151 (a) Daishin Securities Co Ltd PF 1,243
17,593 (a) Daou Technology, Inc 461
30,487 (a) Dave, Inc 6,078
243,727 (a),(b) Defi Technologies, Inc 499
62,611 (a) Destek Finans Faktoring AS. 1,005
131,475 Deutsche Boerse AG. 35,208
104,653 (a),(c) Deutsche Pfandbriefbank AG. 617
687,984 DigitalBridge Group, Inc 8,049
165,625 (a) Dongxing Securities Co Ltd 271
1,675,555 (a) Dubai Financial Market PJSC 734
650,666 (a) East Money Information Co Ltd 2,487

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
25,555,739 (a) Edelweiss Financial Services Ltd $ 30,932
146,456 (a) Edenred 3,488
202,223 (a) EFG International 4,129
748,621 (a) E-Finance for Digital & Financial Investments 200
25,886 (a) eGuarantee, Inc 286
768,414 (a) Egyptian Financial Group-Hermes Holding 430
99,800 (a) Enact Holdings, Inc 3,826
18,200 (a) Enova International, Inc 2,095
219,700 (a),(b) EQT AB 7,619
1,053,596 Equitable Holdings, Inc 53,502
10,665 (a) Etoro Group Ltd 440
24,980 Eurazeo 1,652
4,350 (a) Euronet Worldwide, Inc 382
387,354 (a),(c) Euronext NV 57,991
163,606 (a) Everbright Securities Co Ltd 434
22,025 Evercore Partners, Inc (Class A) 7,429
78,660 (a) EVERTEC, Inc 2,657
56,531 (a) EXOR NV 5,533
16,003 Factset Research Systems, Inc 4,585
512,401 (a) Far East Horizon Ltd 452
1,391,120 (a) Fawry for Banking & Payment Technology Services SAE 413
7,200 (a) Federal Agricultural Mortgage Corp 1,209
787,270 Fidelity National Information Services, Inc 51,913
439,764 (a) Fiera Capital Corp 2,060
45,000 (a),(b) Financial Partners Group Co Ltd 722
74,900 (a) FinVolution Group (ADR) 552
11,337 (a),(b) First National Financial Corp 391
224,864 FirstCash Holdings, Inc 35,623
3,478,868 FirstRand Ltd 15,642
579,264 (a) Fiserv, Inc 74,684
150,320 (a) Five-Star Business Finance Ltd 908
62,438 (a) flatexDEGIRO AG. 2,051
27,419 (a) Flow Traders 820
279,400 (a) Flywire Corp 3,783
58,606 (a) Foresight Group Holdings Ltd 384
374,000 (a) Founder Securities Co Ltd 429
130,245 Franklin Resources, Inc 3,013
7,432 (a),(b) Freedom Holding Corp 1,279
7,351,660 Fuhwa Financial Holdings Co Ltd 8,422
44,100 (a) Futu Holdings Ltd (ADR) 7,669
37,352 (a) Fuyo General Lease Co Ltd 1,116
413,154 (a),(b) GCM Grosvenor, Inc 4,987
838,600 (a),(b) Gentera SAB de C.V. 2,175
21,857 (a) Georgia Capital plc 710
263,608 (a) GF Securities Co Ltd (Class A) 827
25,872 (a) Global Payments, Inc 2,149
445,161 (a),(b) GMO Financial Holdings, Inc 2,942
31,700 (a) GMO Payment Gateway, Inc 1,778
9,768 (a),(b) goeasy Ltd 1,217
306,582 Goldman Sachs Group, Inc 244,147
1,771,100 (a) Grab Holdings Ltd 10,662
22,594 (a) GRENKE AG. 442
93,667 (a) Grupo de Inversiones Suramericana S.A. 1,042
118,104 (a) Guolian Securities Co Ltd 186
270,549 (a) Guosen Securities Co Ltd 515
2,202,800 (a),(b) Guotai Junan International Holdings Ltd 1,267
556,609 (a) Guotai Junan Securities Co Ltd 1,479
1,340,351 (a),(c) Guotai Junan Securities Co Ltd (Hong Kong) 2,757
179,529 (a) Guoyuan Securities Co Ltd 231
16,832 (a) Hamilton Lane, Inc 2,269
76,270 (a) Hanwha Investment & Securities Co Ltd 347
67,884 (a),(c) HDFC Asset Management Co Ltd 4,229

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
214,302 (a) Helia Group Ltd $ 818
21,586 (a) Hithink RoyalFlush Information Network Co Ltd 1,133
3,261,460 (a) HMC Capital Ltd 6,873
36,344 (a),(c) Hoist Finance AB 386
58,612 (a),(c) Home First Finance Co India Ltd 803
863,600 (a) Hong Kong Exchanges and Clearing Ltd 49,027
168,500 (a) Hotai Finance Co Ltd 382
22,779 (a) Houlihan Lokey, Inc 4,677
901,740 (a),(c) Huatai Securities Co Ltd 2,377
307,034 Huatai Securities Co Ltd (Class A) 942
61,395 (a) HUB24 Ltd 4,094
3,265 (a) Hypoport SE 530
1,116 (a) ICRA Ltd 80
105,200 (a) iFAST Corp Ltd 724
563,094 (a) IFCI Ltd 342
1,189,428 IG Group Holdings plc 17,251
58,256 (a) IGM Financial, Inc 2,121
158,497 (a) IIFL Finance Ltd 808
90,138 (a) IIFL Securities Ltd 283
14,320 (a) India Shelter Finance Corp Ltd 141
406,577 (a) Indiabulls Housing Finance Ltd 737
288,281 (a),(c) Indian Energy Exchange Ltd 452
393,654 (a) Industrial Securities Co Ltd 362
73,114 (a) Industrivarden AB 2,905
860,724 (a) Infibeam Avenues Ltd 157
667,225 Infratil Ltd 4,782
1,245,708 (a) IntegraFin Holdings plc 5,838
5,800 (a) Integral Corp 147
180,352 Interactive Brokers Group, Inc (Class A) 12,410
1,071,365 Intercontinental Exchange, Inc 180,504
360,605 (a) Intermediate Capital Group plc 10,827
37,010 (a) International Money Express, Inc 517
16,793 (a) Inversiones La Construccion S.A. 227
409,226 Invesco Ltd 9,388
202,924 (a) Investcorp Capital plc 88
191,954 (a) Investec Ltd 1,424
457,197 (a) Investec plc 3,416
377,606 (a) IOOF Holdings Ltd 1,120
712,556 (a) IP Group plc 515
356,843 (a) Is Yatirim Menkul Degerler AS 373
146,395 (a) Isracard Ltd 591
16,725 (a) Jaccs Co Ltd 480
7,700 Jack Henry & Associates, Inc 1,147
745,354 (a),(b) Jafco Co Ltd 13,030
192,583 (a) Janus Henderson Group plc 8,572
99,400 (a) Japan Securities Finance Co Ltd 1,250
64,483 Jefferies Financial Group, Inc 4,218
87,000 (a) JF SmartInvest Holdings Ltd 832
2,424 (a) Jindal South West Holdings Ltd 445
301,575 (a) JM Financial Ltd 543
549,200 (a) JMT Network Services PCL 200
487,820 (a) JSE Ltd 3,607
115,891 (a),(c) JTC plc 2,065
3,093 (a) Julius Baer Group Ltd 215
347,318 (a) Jupiter Fund Management plc 673
64,907 (a) Kfin Technologies Ltd 768
190,585 (a) Kinnevik AB 1,697
10,233 (a) KIWOOM Securities Co Ltd 1,789
1,846,835 KKR & Co, Inc 239,996
29,081 (a) Korea Investment Holdings Co Ltd 3,008
13,457 (a) KRUK S.A. 1,698
568,000 (a) Krungthai Card PCL 525

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
533,338 (a) L&T Finance Holdings Ltd $ 1,497
1,079,311 Ladder Capital Corp 11,775
38,687 Lazard, Inc 2,042
1,044,097 (a) LendingClub Corp 15,860
12,575 (a) LendingTree, Inc 814
149,500 (a) Lianlian DigiTech Co Ltd 173
227,210 (a) LIC Housing Finance Ltd 1,445
571,902 (a) London Stock Exchange Group plc 65,587
33,562 LPL Financial Holdings, Inc 11,166
167,100 (a) Lufax Holding Ltd (ADR) 678
12,300 (a) M&A Capital Partners Co Ltd 268
22,400 (a),(b) M&A Research Institute Holdings, Inc 197
79,232 (a) MA Financial Group Ltd 487
306,694 Macquarie Group Ltd 44,517
1,885,918 (a) Magellan Financial Group Ltd 11,969
22,496 (a) Maharashtra Scooters Ltd 4,374
385,365 (a) Mahindra & Mahindra Financial Services Ltd 1,195
15,347,163 Man Group plc 36,871
453,779 (a) Manappuram Finance Ltd 1,436
124,325 Marex Group plc 4,180
32,422 MarketAxess Holdings, Inc 5,650
126,500 (a),(b) Marui Co Ltd 2,708
34,143 (a),(c) MAS Financial Services Ltd 116
2,034,733 Mastercard, Inc (Class A) 1,157,376
323,700 (a),(b) Matsui Securities Co Ltd 1,679
22,945 (a) Meitav Investment House Ltd 651
55,374 (a) Meritz Financial Group, Inc 4,492
126,100 MGIC Investment Corp 3,577
159,618 (a) Mirae Asset Daewoo Co Ltd 2,438
105,900 (a) Mizuho Leasing Co Ltd 932
108,436 (a) Moelis & Co 7,734
106,332 (a) Molten Ventures plc 552
1,553,952 (a) Monex Group, Inc 8,755
16,476 Moody's Corp 7,850
1,142,177 Morgan Stanley 181,560
9,905 Morningstar, Inc 2,298
112,824 (a) Motilal Oswal Financial Services Ltd 1,134
26,430 (a) Mr Cooper Group, Inc 5,571
7,989 MSCI, Inc (Class A) 4,533
493,600 (a) Muangthai Capital PCL 618
18,765 (a) Multi Commodity Exchange of India Ltd 1,646
11,832 (a) Mutares SE & Co KGaA 414
82,889 (a) Muthoot Finance Ltd 2,866
138,400 (a) Nanjing Securities Co Ltd 166
1,283,305 Nasdaq Stock Market, Inc 113,508
367,093 (a) National Investments Co KSCP 326
187,315 (a) NCR Corp ATM 7,363
460,582 (a) Netwealth Group Ltd 8,961
99,217 (a) NewtekOne, Inc 1,136
216,100 (a) Nihon M&A Center Holdings, Inc 1,102
176,850 (a) Ninety One Ltd 466
181,241 (a) Ninety One plc 496
120,074 (a),(c) Nippon Life India Asset Management Ltd 1,175
427,076 (a) NMI Holdings, Inc 16,374
229,934 (a) Noah Holdings Ltd (ADR) 2,665
106,032 (a) Nordnet AB publ 3,082
11,293 (a) Nuvama Wealth Management Ltd 802
119,593 (a) Okasan Holdings, Inc 552
233,806 (a) One 97 Communications Ltd 2,961
291,060 OneMain Holdings, Inc 16,433
45,575 (a) Onex Corp 4,044
64,640 (a),(b) OppFi, Inc 732

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
442,590 (a) Orient Corp $ 3,024
271,591 (a) Orient Securities Co Ltd 438
1,956,670 ORIX Corp 51,355
277,986 (a) OSB Group plc 2,126
340,500 (a),(b) OSL Group Ltd 656
6,068,800 (a) Pacific Strategic Financial Tbk PT 426
1,072,130 (a) Pagseguro Digital Ltd 10,721
152,271 (a) Paragon Group of Cos plc 1,777
16,316 (a) Partners Group 21,348
582,280 (a),(b) Patria Investments Ltd 8,501
663,452 (a) Payoneer Global, Inc 4,014
517,941 (a) PayPal Holdings, Inc 34,733
29,156 PennyMac Financial Services, Inc 3,612
994,098 (a) Pensionbee Group plc 2,139
981,854 (a) Perella Weinberg Partners 20,933
83,885 (a) Perpetual Trustees Australia Ltd 1,037
284,240 (a) Pinnacle Investment Management Group Ltd 3,380
71,742 Piper Jaffray Cos 24,894
79,588 (a),(d) Piramal Enterprises Ltd 1,008
199,591 (a) Plus500 Ltd 8,650
66,554 (a),(b) Pluxee France S.A. 1,186
146,336 (a),(c) PNB Housing Finance Ltd 1,420
64,698 (a) Polar Capital Holdings plc 419
173,536 (a) Poonawalla Fincorp Ltd 971
1,029,270 (a) Power Finance Corp Ltd 4,753
735,900 (a) President Securities Corp 565
99,200 PROG Holdings, Inc 3,210
17,350 (a),(b) Propel Holdings, Inc 366
9,988 (a) Prudent Corporate Advisory Services Ltd 290
4,588,253 (a),(c) Quilter plc 10,256
64,376 (a) Rathbone Brothers 1,585
156,156 (a) Ratos AB (B Shares) 613
77,012 Raymond James Financial, Inc 13,292
923,653 (a) REC Ltd 3,875
91,958 (a) Reinet Investments S.C.A 2,689
22,024,894 (a) Reliance Strategic Investments Ltd 72,617
346,561 (a) Remgro Ltd 3,366
728,033 (a) Remitly Global, Inc 11,867
8,461 (a),(b) Ricoh Leasing Co Ltd 333
762,948 (a) Rithm Capital Corp 8,690
355,824 (a) Robinhood Markets, Inc 50,947
3,217,282 (a),(b) Rocket Cos, Inc 62,351
486,439 S&P Global, Inc 236,755
166,965 (a) Samsung Securities Co Ltd 8,543
400,945 (a) Saudi Advanced Industries Co 2,670
32,748 (a) Saudi Tadawul Group Holding Co 1,799
128,132 (a) SBFC Finance Ltd 153
197,039 (a) SBI Cards & Payment Services Ltd 1,946
502,650 SBI Holdings, Inc 21,884
309,600 (a) SDIC Capital Co Ltd 344
63,825 SEI Investments Co 5,416
22,140 (a),(b) Sezzle, Inc 1,761
977,144 (a) Shenwan Hongyuan Group Co Ltd 733
27,459 (a),(b) Shift4 Payments, Inc 2,125
2,574 (a) Shinyoung Securities Co Ltd 244
972,805 (a) Shriram Finance Ltd 6,745
1,238,900 (a) Singapore Exchange Ltd 15,904
140,500 (a) Sinolink Securities Co Ltd 203
88,098 SLM Corp 2,439
3,695 (a) Societe Fonciere Financiere et de Participations FFP 325
1,256,789 (a) SoFi Technologies, Inc 33,204
8,958 (a),(b) Sofina S.A. 2,649

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
238,635 (a) SooChow Securities Co Ltd $ 330
311,673 (a) Southwest Securities Co Ltd 209
16,820 (a) Sprott, Inc 1,398
559,262 (a) Srisawad Corp PCL 517
402,293 (a) St. James's Place plc 6,885
887,676 (b) Starwood Property Trust, Inc 17,194
143,313 State Street Corp 16,626
61,420 (a) StepStone Group, Inc 4,011
42,008 Stifel Financial Corp 4,767
1,394,090 (a) StoneCo Ltd 26,362
65,720 (a) StoneX Group, Inc 6,632
46,280 (a) Sundaram Finance Ltd 2,294
89,729 (a) Svolder AB 517
8,105 (a) Swissquote Group Holding S.A. 5,701
290,000 (a),(b) SY Holdings Group Ltd 404
542,583 Synchrony Financial 38,551
92,147 T Rowe Price Group, Inc 9,458
84,186 (a) Tamburi Investment Partners S.p.A. 827
39,653 (a) Tata Investment Corp Ltd 4,618
71,399 (a) Tel Aviv Stock Exchange Ltd 1,641
29,289 (a) Tera Yatirim Menkul Degerler AS. 468
337,900 (a) Tianfeng Securities Co Ltd 253
1,092,000 (a) TIDLOR Holdings PCL 664
359,456 (a) TMX Group Ltd 13,751
107,026 (a) Toast, Inc 3,908
1,310,480 (a) Tokai Tokyo Securities Co Ltd 5,213
2,143,992 (a) TP ICAP Group plc 7,966
55,623 (a) TPG, Inc 3,196
12,348 Tradeweb Markets, Inc 1,370
1,058,597 (a) Turkiye Sinai Kalkinma Bankasi AS 341
1,239,309 UBS Group AG 50,952
1,999,471 UBS Group AG 81,978
5,084 (a) United International Holding Co 217
77,100 (a) Up Fintech Holding Ltd (ADR) 823
120,790 (a),(b) Upstart Holdings, Inc 6,136
43,062 (a) UTI Asset Management Co Ltd 632
66,097 (a) UWM Holdings Corp 403
105,307 (a) Van Lanschot Kempen NV 6,295
35,405 (a) Velocity Financial, Inc 642
18,722 (a) Verusa Holding AS. 149
71,780 (b) Victory Capital Holdings, Inc 4,648
16,066 (a),(b) Vinci Partners Investments Ltd 173
153,150 Virtu Financial, Inc 5,437
1,328,025 Visa, Inc (Class A) 453,361
21,524 (a) Vontobel Holding AG. 1,624
93,000 Voya Financial, Inc 6,956
259,896 (a),(b) Washington H Soul Pattinson & Co Ltd 6,617
1,961,642 (a) Waterland Financial Holdings 993
17,992 (a) Wendel 1,727
219,303 (a) Western Securities Co Ltd 265
35,753 (a) Western Union Co 286
3,595 (a) WEX, Inc 566
815,289 (b) WisdomTree, Inc 11,333
404,420 (a) Wise plc 5,638
101,451 (a) Woori Investment & Securities Co Ltd 1,405
152,699 (a),(b),(c) Worldline S.A. 497
417,550 (a) XP, Inc 7,846
147,480 (a) XPS Pensions Group plc 672
56,552 (a),(c) XTB S.A. 1,117
12,896,300 (a) Yangzijiang Financial Holding Ltd 12,005
126,400 (a) Yeahka Ltd 162
11,188,750 (a),(b),(c) Yixin Group Ltd 3,936

SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
21,655 (a) Yuanta Futures Co Ltd $ 61
227,985 (a) Yulon Finance Corp 761
584,430 (a) Zenkoku Hosho Co Ltd 13,242
200,191 (a) Zheshang Securities Co Ltd 325
265,600 (a) Zhongtai Securities Co Ltd 260
882,749 (a) Zip Co Ltd 2,594
TOTAL FINANCIAL SERVICES 7,858,065
FOOD, BEVERAGE & TOBACCO - 2.4%
138,531 (a) AAK AB 3,605
87,271 (a) AG. Barr plc 786
221,470 (a) Agthia Group PJSC 232
1,523,246 Ajinomoto Co, Inc 43,670
2,544,600 (a) Alfa S.A. de C.V. (Class A) 2,040
27,194 (a) Allied Blenders & Distillers Ltd 156
339,185 (a) Almarai Co JSC 4,550
834,807 Altria Group, Inc 55,147
3,253,939 (a) Ambev S.A. 7,392
1,545,620 (a) Anadolu Efes Biracilik Ve Malt Sanayii AS 515
27,011 (a) Angel Yeast Co Ltd 150
858,648 (a) Anheuser-Busch InBev S.A. 51,327
83,728 (a) Anhui Gujing Distillery Co Ltd 1,164
15,514 (a) Anhui Gujing Distillery Co Ltd (Class A) 351
354,626 (a) Arca Continental SAB de C.V. 3,718
137,719 Archer-Daniels-Midland Co 8,227
14,672 (a) Ariake Japan Co Ltd 589
17,056 (a) Aryzta AG. 1,400
60,698 (a) Austevoll Seafood ASA 579
32,322 (a) Avanti Feeds Ltd 233
244,523 (a) AVI Ltd 1,401
245,218 (a) AWL Agri Business Ltd 722
37,954 (a) Bakkafrost P 1,743
102,146 (a),(c) Bakkavor Group plc 293
606,556 (a) Baladna 275
99,297 (a) Balrampur Chini Mills Ltd 510
24,364 (b) Barry Callebaut AG. 33,554
222,442 (a) Bega Cheese Ltd 763
111,200 (a) Beijing Yanjing Brewery Co Ltd 190
650,100 (a) Betagro PCL 371
53,080 (a) Bikaji Foods International Ltd 445
3,081 (a) Binggrae Co Ltd 165
17,447 (a) Bombay Burmah Trading Co 347
3,439 (a) Boston Beer Co, Inc (Class A) 727
133,910 (a),(b) BRC, Inc 209
75,552 (a) Britannia Industries Ltd 5,098
4,989,096 (a) British American Tobacco plc 265,356
96,263 Bunge Global S.A. 7,821
318,269 (a) C&C Group plc 591
26,980 (a) Calavo Growers, Inc 694
60,600 (a) Calbee, Inc 1,171
83,490 Cal-Maine Foods, Inc 7,856
208,100 (a) Carabao Group PCL 352
106,650 (a) Carlsberg AS (Class B) 12,414
118,200 (a) Carlsberg Brewery Malaysia Bhd 462
59,493 (a) CCL Products India Ltd 566
69,242 (a) Celsius Holdings, Inc 3,981
1,040,300 (a) Century Pacific Food, Inc 673
132,800 (a) Charoen Pokphand Enterprise 613
2,621,831 (a) Charoen Pokphand Foods PCL 1,804
5,006,318 (a) Charoen Pokphand Indonesia Tbk PT 1,401
2,546,021 (a),(c) China Feihe Ltd 1,307
3,972,000 (a) China Foods Ltd 2,254
4,375,889 (a),(d) China Huishan Dairy Holdings Co Ltd 6

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
370,000 (a),(d) China Huiyuan Juice Group Ltd $0^
2,160,227 (a) China Mengniu Dairy Co Ltd 4,154
2,404,000 (a),(b) China Modern Dairy Holdings Ltd 408
1,122,357 (a) China Resources Beer Holdings Company Ltd 3,949
613,000 (a),(c) China Youran Dairy Group Ltd 259
105,958 (a) Cia Cervecerias Unidas S.A. 651
2,369,800 (a) Cisarua Mountain Dairy PT TBK 654
4,914 (a) CJ CheilJedang Corp 808
147,520 (a) Cloetta AB 532
5,322,124 Coca-Cola Co 352,963
21,801 Coca-Cola Consolidated Inc 2,554
292,767 (a) Coca-Cola Europacific Partners plc 26,469
363,083 (a) Coca-Cola Femsa SAB de C.V. 3,013
97,200 (a) Coca-Cola West Japan Co Ltd 1,734
2,280,000 (a),(b) COFCO Joycome Foods Ltd 528
40,804 (a) Cranswick plc 2,758
17,278 (a) Daesang Corp 271
65,867 (a) Darling International, Inc 2,033
1,105,031 (a),(b) Davide Campari-Milano NV 6,988
2,179,279 Diageo plc 52,145
10,370 (a) Dodla Dairy Ltd 155
773,768 (a) Dole plc 10,399
10,900 (a),(b) Dydo Drinco, Inc 185
946,754 (a) Eastern Tobacco 843
21,500 (a) Eastroc Beverage Group Co Ltd 919
77,493 (a) Efor Cay Sanayi Ticaret AS. 246
292,115 (a) Embotelladora Andina S.A. 1,151
1,638 (a) Emmi AG. 1,417
36,315 (a) Ezaki Glico Co Ltd 1,243
591,100 (a) Farm Fresh Bhd 319
1,182,523 (a) Fevertree Drinks plc 13,942
5,736 (a) First Milling Co 81
1,790,000 (a) First Pacific Co 1,501
339,900 (a) First Resources Ltd 443
1,474,883 (a),(b) Fomento Economico Mexicano S.A. de C.V. 14,544
1,966,800 Fomento Economico Mexicano SAB de C.V. (ADR) 193,985
26,600 (a) Food Empire Holdings Ltd 51
191,561 (a) Foshan Haitian Flavouring & Food Co Ltd 1,051
96,600 (a) Fraser & Neave Holdings Bhd 625
19,698 (a),(b) Freshpet, Inc 1,086
34,727 (a) Fuji Oil Co Ltd 842
143,049 (a) Futuris Corp Ltd 705
79,100 (a) Genting Plantations BHD 91
660,573 (a) Glanbia plc 10,886
28,701 (a) Godfrey Phillips India Ltd 1,095
15,265 (a),(c) Godrej Agrovet Ltd 119
5,288,625 (a) Golden Agri-Resources Ltd 1,208
492,500 (a) Great Wall Enterprise Co Ltd 838
315,016 (a) Greencore Group plc 968
43,975 (a) Grieg Seafood ASA 293
109,716 (a) Gruma SAB de C.V. 2,037
882,441 (a),(b) Grupo Bimbo S.A. de C.V. (Series A) 3,134
632,100 (a) Guan Chong Bhd 138
70,145 (a) Guangdong Haid Group Co Ltd 628
112,464 (a) Gujarat Ambuja Exports Ltd 134
28,045 (a) Harim Holdings Co Ltd 147
172,314 (a),(b) Health & Happiness H&H International Holdings Ltd 292
108,200 (a) Heineken Malaysia Bhd 548
2,261,247 Heineken NV 177,076
131,323 (a) Henan Shuanghui Investment & Development Co Ltd 457
28,689 (a) Heritage Foods Ltd 156
366,844 (a) Hilton Food Group plc 3,296

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
33,088 (a) Hindustan Foods Ltd $ 194
22,675 (a) Hite Jinro Co Ltd 308
40,462 (a) House Foods Corp 793
1,555,009 (a) Indofood CBP Sukses Makmur Tbk PT 885
850,207 (a) Inghams Group Ltd 1,422
256,953 (a) Inner Mongolia Yili Industrial Group Co Ltd 986
9,135,000 (a),(d) Inti Agri Resources Tbk PT  0^
1,702,706 (a) IOI Corp BHD 1,598
424,500 (a) I-TAIL Corp PCL 206
2,077,037 (a) ITC Ltd 9,389
38,700 (a) Ito En Ltd 911
19,240 (a) Itoham Yonekyu Holdings, Inc 740
2,609,400 (a) Japan Tobacco, Inc 85,581
4,685,000 (a) Japfa Comfeed Indonesia Tbk PT 552
251,533 (a) JBS NV 3,755
35,526 (a) Jiangsu King's Luck Brewery JSC Ltd 196
59,281 (a) Jiangsu Yanghe Brewery Joint-Stock Co Ltd 566
8,350 (a) John B Sanfilippo & Son, Inc 537
60,646 (a) Kagome Co Ltd 1,180
5,700 (a),(b) Kameda Seika Co Ltd 159
23,394 (a) Kaveri Seed Co Ltd 277
57,505 Kerry Group plc (Class A) 5,191
1,353,792 Keurig Dr Pepper, Inc 34,535
75,097 (a) Kewpie Corp 2,050
80,800 (a) Kotobuki Spirits Co Ltd 990
42,521 (a) KRBL Ltd 165
67,467 (a) KT&G Corp 6,427
336,395 (a) Kuala Lumpur Kepong BHD 1,647
178,133 (a) Kweichow Moutai Co Ltd 36,203
2,383 (a) Lassonde Industries, Inc 363
189,607 (a) Leroy Seafood Group ASA 939
94,965 (a) Lian HWA Food Corp 401
757,164 (a) Lien Hwa Industrial Corp 1,213
21,700 (a) Lifedrink Co, Inc 334
32,780 (a) Lifeway Foods, Inc 910
2,910 (a) Lotte Chilsung Beverage Co Ltd 239
2,162 (a) Lotte Wellfood Co Ltd 178
246 (a) Lotus Bakeries NV 2,321
718,861 (a) LT Foods Ltd 3,284
56,923 (a) Luzhou Laojiao Co Ltd 1,057
425 (a) Lydia Yesil Enerji Kaynaklari Anonimsirketi 129
30,500 (a) M Dias Branco S.A. 165
13,126 (a) Manorama Industries Ltd 206
537,227 (a) Maple Leaf Foods, Inc 13,901
324,199 (a) Marfrig Global Foods S.A. 1,183
362,395 (a) Marico Ltd 2,848
29,100 (a) Maruha Nichiro Corp 674
397,964 McCormick & Co, Inc 26,628
36,187 (a) Megmilk Snow Brand Co Ltd 724
74,407 (a) Mezzan Holding Co KSCC 270
255,300 (a) Minerva S.A. 324
11,700 (a) Mitsui Sugar Co Ltd 253
19,103 (a) Modern Mills Co 167
2,006,400 (a),(c) Monde Nissin Corp 230
4,446,653 Mondelez International, Inc 277,782
2,768,571 (a) Monster Beverage Corp 186,352
49,358 (a) Morinaga & Co Ltd 875
53,026 Morinaga Milk Industry Co Ltd 1,242
167 Mowi ASA 4
19,551 (a) Mrs Bectors Food Specialities Ltd 277
220,538 (a) Muyuan Foods Co Ltd 1,644
116,992 (a) National Agriculture Development Co 681

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
467,478 (a) Nestle India Ltd $ 6,069
49,514 (a) Nestle Malaysia Bhd 1,133
2,115,262 Nestle S.A. 194,256
132,605 (a) New Hope Liuhe Co Ltd 183
13,521 (a) Newlat Food S.p.A 366
155,384 Nichirei Corp 1,824
35,197 (a) Nippon Flour Mills Co Ltd 551
63,700 (a) Nippon Meat Packers, Inc 2,524
204,759 (a) Nippon Suisan Kaisha Ltd 1,443
21,222 (a) Nisshin Oillio Group Ltd 746
152,700 (a) Nisshin Seifun Group, Inc 1,875
1,392,800 (c) Nongfu Spring Co Ltd 9,625
2,592 (a) NongShim Co Ltd 799
165,794 (a) OBA Makarnacilik Sanayi VE Ticaret AS. 188
15,884 (a) Orion Corp/Republic of Korea 1,173
19,727 (a) Orion Holdings Corp 286
513 Orkla ASA 5
706,100 (a) Osotspa PCL 375
1,332 (a) Ottogi Corp 390
1,070,170 PepsiCo, Inc 150,295
1,443 (a) Philip Morris CR AS. 1,253
3,537,603 Philip Morris International, Inc 573,799
17,385 (a) Piccadily Agro Industries Ltd 130
322,300 (a) PPB Group BHD 782
467,194 (a) Premier Foods plc 1,206
33,888 (a),(b) Premium Brands Holdings Corp 2,275
112,338 (a) Prima Meat Packers Ltd 1,788
937,819 Primo Brands Corp 20,726
409,800 (a) PT Astra Agro Lestari Tbk 201
282,700 (a) PT Gudang Garam Tbk 237
2,975,809 (a) PT Indofood Sukses Makmur Tbk 1,291
1,122,900 (a) QL Resources Bhd 1,158
60,269 (a) Radico Khaitan Ltd 1,960
17,713 (a),(b) Remy Cointreau S.A. 961
13,700 (a) Riken Vitamin Co Ltd 270
208,700 (a) RLX Technology, Inc (ADR) 549
55,395 (a),(b) Rogers Sugar, Inc 254
37,631 (a) Royal Unibrew A.S. 2,874
14,294 (a) S Foods, Inc 262
19,255 (a) Sakata Seed Corp 474
40,300 (a) Salmar ASA 2,155
2,877 (a) Samyang Foods Co Ltd 3,136
124,300 (a) Sao Martinho S.A. 405
47,686 (a) Sapporo Holdings Ltd 2,382
173,254 (a) Saputo, Inc 4,208
2,949,400 (a) Sariguna Primatirta Tbk PT 96
11,288 (a) Saudia Dairy & Foodstuff Co 813
100,482 (a) Savola Group 664
2,975,600 (a) Sawit Sumbermas Sarana Tbk PT 294
290,747 (a),(c) Scandinavian Tobacco Group A.S. 4,013
9,571 (a) Schouw & Co 889
109 (a) Seaboard Corp 397
48,442 (a) Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,323
10,387 (a) Showa Sangyo Co Ltd 214
529,285 (a) Shree Renuka Sugars Ltd 177
1,400,978 (a) Sime Darby Plantation Bhd 1,738
326,468 (a) Simply Good Foods Co 8,103
136,154 (a) SLC Agricola S.A. 420
197,089 (a) Smithfield Foods, Inc 4,628
1,286,171 (a),(b),(c) Smoore International Holdings Ltd 2,910
263,000 (a) Standard Foods Corp 261
160,000 (a),(b) Star Plus Legend Holdings Ltd 224

SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
39,521 (a) Strauss Group Ltd $ 1,116
45,349 (a) Suedzucker AG. 499
321,780 (a) SunOpta, Inc 1,886
60,641 (a) SunOpta, Inc 355
100,303 (a) Takara Holdings, Inc 1,184
413,140 Tata Consumer Products Ltd 5,256
1,287,785 (a) Tate & Lyle plc 7,792
2,271,800 (a) Thai Union Group PCL 898
399,230 (a) Thai Vegetable Oil PCL (Foreign) 311
121,990 (a) Tiger Brands Ltd 2,181
87,716 (a) Tilaknagar Industries Ltd 443
1,393,301 (a) Tingyi Cayman Islands Holding Corp 1,861
66,600 (a) Toyo Suisan Kaisha Ltd 4,758
614,454 (a) Treasury Wine Estates Ltd 2,873
80,900 (a) Tres Tentos Agroindustrial S.A. 212
1,155,800 (a) Triputra Agro Persada PT 119
52,366 (a) Triveni Engineering & Industries Ltd 197
431,471 (a) Tsingtao Brewery Co Ltd 2,936
31,093 (a) Tsingtao Brewery Co Ltd (Class A) 288
18,000 (a) Ttet Union Corp 87
157,689 (a) Ulker Biskuvi Sanayi AS 397
1,872,600 (a) Ultrajaya Milk Industry & Trading Co Tbk PT 145
3,328,934 Uni-President Enterprises Corp 8,583
523,100 (a) United Plantations BHD 2,857
206,255 (a) United Spirits Ltd 3,076
600,790 (a) Universal Robina Corp 732
936,451 (a) Varun Beverages Ltd 4,678
394,738 (a) Vina Concha y Toro S.A. 433
29,516 (a) Viscofan S.A. 2,014
91,982 (a) Vital Farms, Inc 3,785
462,000 (a) Vitasoy International Holdings Ltd 501
3,384,694 (a) Want Want China Holdings Ltd 2,296
267,570 (a) Wens Foodstuffs Group Co Ltd 701
5,979,500 (a),(c) WH Group Ltd 6,475
1,390,700 Wilmar International Ltd 3,076
160,821 (a) Wuliangye Yibin Co Ltd 2,750
91,500 (a) Yamazaki Baking Co Ltd 2,037
390,000 (a),(b) Yihai International Holding Ltd 630
74,200 (a) Yihai Kerry Arawana Holdings Co Ltd 329
903,000 (a),(c) Zhou Hei Ya International Holdings Co Ltd 237
65,760 (a) Zydus Wellness Ltd 339
TOTAL FOOD, BEVERAGE & TOBACCO 3,286,681
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
4,276,317 Abbott Laboratories 572,770
51,244 (a) Acadia Healthcare Co, Inc 1,269
810,480 (a) Accuray, Inc 1,353
33,677 (a) Addus HomeCare Corp 3,974
198,500 (a),(b) Adicon Holdings Ltd 175
180,716 (a) Advanced Medical Solutions Group plc 546
1,003,600 (a) agilon health, Inc 1,034
109,949 Aier Eye Hospital Group Co Ltd 191
444,000 (a),(b),(c) AK Medical Holdings Ltd 315
65,666 (a) Al Hammadi Holding 602
349,874 (a) Alcon, Inc 26,316
122,200 (a) Alfresa Holdings Corp 1,749
60,107 (a) Align Technology, Inc 7,527
667,060 (a) Alignment Healthcare, Inc 11,640
7,838 (a) Almoosa Health Co 351
1,828,143 (a) Alphatec Holdings, Inc 26,581
464,125 (a),(c) Ambea AB 6,693
140,553 Ambu A.S. 2,068
139,698 AmerisourceBergen Corp 43,660

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
87,816 (a),(b) Amplifon S.p.A. $ 1,432
14,515 (a),(b) Andlauer Healthcare Group, Inc 550
30,800 (a),(b),(c) Angelalign Technology, Inc 249
422,297 (a) Angiodynamics, Inc 4,717
108,985 Ansell Ltd 2,299
97,343 (a) Apollo Hospitals Enterprise Ltd 8,129
6,577 (a) APT Medical, Inc 293
294,793 (a) Ardent Health Partners, Inc 3,906
1,431,522 (a) Arjo AB 5,029
43,088 (a) As One Corp 716
376,000 (a) Asahi Intecc Co Ltd 6,110
104,323 (a) Asker Healthcare Group AB 950
151,239 (a),(c) Aster DM Healthcare Ltd 1,069
140,607 (a) AtriCure, Inc 4,956
728,030 (a),(c) Attendo AB 5,475
438,720 (a) Aveanna Healthcare Holdings, Inc 3,891
1,076,200 (a) Bangkok Chain Hospital PCL 432
2,930,471 (a) Bangkok Dusit Medical Services PCL 1,836
25,035 (a) BioMerieux 3,360
20,345 (a) BML, Inc 508
3,517,184 (a) Boston Scientific Corp 343,383
674,135 (a),(b) BrightSpring Health Services, Inc 19,927
157,138 (a) Bumrungrad Hospital PCL 850
217,088 Cardinal Health, Inc 34,074
26,592 (a) Carl Zeiss Meditec AG. 1,327
22,550 (a) Carlsmed, Inc 302
392,189 (a) Castle Biosciences, Inc 8,930
154,898 (a) Centene Corp 5,527
50,895 (a) Certara, Inc 622
380,240 (a) Cerus Corp 605
42,707 (a) Chabiotech Co Ltd 338
4,515 Chemed Corp 2,022
723,500 (a),(b) China Resources Medical Holdings Co Ltd 326
4,203,000 (a) Chularat Hospital PCL 206
632,467 Cigna Group 182,309
14,752 (a) Classys, Inc 532
81,599 (a) Coloplast A.S. 7,033
1,228,041 (a),(c) ConvaTec Group plc 3,834
13,860 (a) Corvel Corp 1,073
21,586 (a) Craneware plc 694
26,960 (a),(b) CVRx, Inc 218
50,388 (a) CVS Group plc 848
1,340,054 CVS Health Corp 101,027
7,708 (a) Dallah Healthcare Co 310
12,030 (a) DaVita, Inc 1,598
52,187 (a) Demant A.S. 1,817
92,578 (a) dentalcorp Holdings Ltd 723
5,873 (a) Dentium Co Ltd 235
1,387,833 (a) DexCom, Inc 93,387
8,810 (a) Diagnostyka S.A. 462
11,973 (a) DiaSorin S.p.A. 1,064
154,144 (a) Doximity, Inc 11,276
41,800 (a) Dr Agarwal's Health Care Ltd 239
30,870 (a),(c) Dr Lal PathLabs Ltd 1,087
31,751 (a) Dr Soliman Abdel Kader Fakeeh Hospital Co 351
23,056 Dr Sulaiman Al Habib Medical Services Group Co 1,660
6,027 (a) Draegerwerk AG. 449
463,508 (a) EBOS Group Ltd 8,002
33,810 (a) Eckert & Ziegler Strahlen- und Medizintechnik AG. 710
1,242,353 (a) Edwards Lifesciences Corp 96,618
20,000 (a),(b) Eiken Chemical Co Ltd 324
30,887 (a) El.En. S.p.A 412

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,709,504 (a),(b) Elekta AB (B Shares) $ 8,659
753,767 Elevance Health, Inc 243,557
44,630 Embecta Corp 630
68,334 Encompass Health Corp 8,680
142,530 (a) Enhabit, Inc 1,142
410,670 (a) Enovis Corp 12,460
5,401 (a) Entero Healthcare Solutions Ltd 68
5,186 (a) Equasens 243
499,276 Essilor International S.A. 162,641
213,299 (a),(b) Establishment Labs Holdings, Inc 8,743
55,736 (a),(b) Extendicare, Inc 596
184,073 (a) Fagron NV 4,296
451,036 (a) Fisher & Paykel Healthcare Corp 9,688
4,525,741 (a) Fleury S.A. 13,725
371,872 (a) Fortis Healthcare Ltd 4,066
779,025 Fresenius Medical Care AG. 41,162
11,400 (a) Fukuda Denshi Co Ltd 519
37,840 (a),(c) Galenica AG. 4,119
10,640 (a) GeneDx Holdings Corp 1,146
635,000 (a),(c) Genertec Universal Medical Group Co Ltd 495
174,541 (a) Getinge AB (B Shares) 3,762
66,947 (a) Global Health Ltd 990
33,812 (a) Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 121
95,500 (a) Gushengtang Holdings Ltd 379
48,989 (a),(b),(c) GVS S.p.A 268
16,712 (a) Hanmi Science Co Ltd 464
242,500 (a),(c) Hapvida Participacoes e Investimentos S.A. 1,633
1,346,900 (a) Hartalega Holdings Bhd 374
300,691 HCA, Inc 128,154
6,142 (a) HealthCare Global Enterprises Ltd 44
206,304 (a) HealthEquity, Inc 19,551
34,465 (a) Henry Schein, Inc 2,287
68,450 (a),(b) Hims & Hers Health, Inc 3,882
100,860 (a) HLB Life Science CO Ltd 235
80,789 (a) HLB, Inc 2,178
13,000 (a) Hogy Medical Co Ltd 472
1,338,300 (a) Hoya Corp 185,047
36,278 (a) Huadong Medicine Co Ltd 212
51,652 Humana, Inc 13,438
268,000 (a),(b),(c) Hygeia Healthcare Holdings Co Ltd 492
41,080 (a) ICU Medical, Inc 4,928
30,757 (a) IDEXX Laboratories, Inc 19,650
580,889 IHH Healthcare Bhd 1,042
42,752 (a) Inmode Ltd 637
384,370 (a) Inogen, Inc 3,140
2,700 (a) Integer Holdings Corp 279
715,911 (a) Intuitive Surgical, Inc 320,177
27,157 (a) Inventurus Knowledge Solutions Ltd 445
48,460 (a) iRhythm Technologies, Inc 8,335
41,600 (a),(b) Japan Lifeline Co Ltd 424
25,350 (a) Jiangsu Yuyue Medical Equipment & Supply Co Ltd 139
1,497,500 (a),(b),(c) Jinxin Fertility Group Ltd 549
20,000 (a),(b) JMDC, Inc 606
10,848 (a) Jupiter Life Line Hospitals Ltd 186
244,000 (a) Kangji Medical Holdings Ltd 278
458,176 Koninklijke Philips Electronics NV 12,551
68,038 (a) Korian-Medica 380
1,189,600 (a) Kossan Rubber Industries Bhd 333
2,926 (a) Kovai Medical Center and Hospital Ltd 202
1,458,800 (a) KPJ Healthcare Bhd 953
178,930 (a),(c) Krishna Institute of Medical Sciences Ltd 1,411
26,398 Labcorp Holdings, Inc 7,578

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
9,756,540 (a),(b) Life Healthcare Group Holdings Ltd $ 6,548
265,400 (a),(b) LifeMD, Inc 1,802
1,197,080 (a) LifeStance Health Group, Inc 6,584
2,538,000 (a),(b) Lifetech Scientific Corp 614
324,111 (a) LivaNova plc 16,977
16,854 (a) Lunit, Inc 480
1,470,400 (a) M3, Inc 23,803
60,663 (a) Mani, Inc 522
118,795 (a) Masimo Corp 17,528
695,477 (a) Max Healthcare Institute Ltd 8,731
127,047 McKesson Corp 98,149
5,388 (a),(c) Medacta Group S.A. 997
139,700 (a) Mediceo Paltac Holdings Co Ltd 2,404
52,529 (a) Medicover AB 1,450
7,239,500 (a) Medikaloka Hermina Tbk PT 731
17,400 (a),(b) Medley, Inc 286
197,000 (a),(b),(c) Medlive Technology Co Ltd 330
21,357 (a),(c) Medmix AG. 242
44,084 (a) Menicon Co Ltd 339
217,421 (a) Merit Medical Systems, Inc 18,096
156 (a) Metall Zug AG.(B Shares) 159
24,367 (a),(c) Metropolis Healthcare Ltd 561
147,000 (a),(b) MicroPort NeuroTech Ltd 236
692,100 (a),(b) Microport Scientific Corp 1,226
34,426 (a) Middle East Healthcare Co 526
43,600 (a),(b) Miraca Holdings, Inc 1,009
4,158,100 (a) Mitra Keluarga Karyasehat Tbk PT 614
64,461 (a),(c) MLP Saglik Hizmetleri AS. 517
16,861 (a) Molina Healthcare, Inc 3,227
25,822 (a) Mouwasat Medical Services Co 508
180,030 (a),(b) Myomo, Inc 161
52,122 (a) Nakanishi, Inc 722
173,601 (a) Nanosonics Ltd 485
53,796 (a) Narayana Hrudayalaya Ltd 1,052
17,080 (a) National Healthcare Corp 2,075
17,144 (a) National Medical Care Co 805
285,500 (a) NeoGenomics, Inc 2,204
1,030,394 (a) Network Healthcare Holdings Ltd 847
220,500 (a),(b),(c),(d) New Horizon Health Ltd  0^
122,254 (a) Nihon Kohden Corp 1,398
109,152 (a) Nipro Corp 1,111
159,379 (a),(d) NMC Health plc  0^
705,625 (a) Novocure Ltd 9,117
1,559,586 (a) Odontoprev S.A. 3,880
615,300 (a) Olympus Corp 7,779
524,721 (a) Option Care Health, Inc 14,566
55,766 (a) Orpea S.A. 972
458,040 (a) Orthofix Medical, Inc 6,706
44,730 (a) PACS Group, Inc 614
132,944 (a) Paramount Bed Holdings Co Ltd 3,258
347,653 (a) Pediatrix Medical Group, Inc 5,823
33,885 (a) Pegavision Corp 357
338,178 (a) Pennant Group, Inc 8,529
5,900 (a) Penumbra, Inc 1,495
20,700 (a) PHC Holdings Corp 137
919,473 (a) Phreesia, Inc 21,626
79,000 (a),(d) Pihsiang Machinery Manufacturing Co Ltd  0^
23,620 (a) Poly Medicure Ltd 518
547,475 (a),(b) PolyNovo Ltd 516
287,536 (a) Privia Health Group, Inc 7,160
41,193 (a) Pro Medicus Ltd 8,387
288,991 (a),(b) PROCEPT BioRobotics Corp 10,314

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
172,800 (a) Progyny, Inc $ 3,719
35,219 Quest Diagnostics, Inc 6,712
225,705 (a) RadNet, Inc 17,201
580,299 (a) Raffles Medical Group Ltd 441
41,762 (a) Rainbow Children's Medicare Ltd 638
149,149 (a) Ramsay Health Care Ltd 3,129
23,387 (a) RaySearch Laboratories AB 628
540,876 (a),(c) Rede D'Or Sao Luiz S.A. 4,276
545,733 (a) Regis Healthcare Ltd 2,181
16,325 (a) Revenio Group Oyj 444
4,330,540 (a),(b) Riverstone Holdings Ltd 2,400
713,408 (a) Ryman Healthcare Ltd 1,069
15,215 (a) Sanara Medtech, Inc 483
291,840 (a) Saudi Chemical Co Holding 566
26,826 (a) SD Biosensor, Inc 191
103,364 (a) Sectra AB 3,434
102,883 (a) Selcuk Ecza Deposu Ticaret ve Sanayi A.S. 198
655,482 (a) Shandong Weigao Group Medical Polymer Co Ltd 489
133,000 (a) Shanghai Conant Optical Co Ltd 708
234,000 (a) Shanghai MicroPort MedBot Group Co Ltd 867
58,532 (a) Shanghai Pharmaceuticals Holding Co Ltd - A 148
13,030 (a) Shanghai United Imaging Healthcare Co Ltd 278
19,122 Shenzhen Mindray Bio-Medical Electronics Co Ltd 662
15,100 (a) Shenzhen New Industries Biomedical Engineering Co Ltd 145
57,836 Ship Healthcare Holdings, Inc 894
900,340 (a) SI-BONE, Inc 13,253
621,281 (a),(c) Siemens Healthineers AG. 33,652
70,001 (b) Sienna Senior Living, Inc 938
3,310,621 (a) Sigma Healthcare Ltd 6,501
353,387 (a) Sinopharm Group Co Ltd 831
504,424 (a) Smith & Nephew plc 9,149
30,730 (a) Sonova Holdings AG 8,429
222,121 (a),(c) Spire Healthcare Group plc 744
1,145,900 (a) Sri Trang Gloves Thailand PCL 257
67,747 (a) Straumann Holding AG. 7,263
405,222 Stryker Corp 149,798
1,829,641 (a) Supermax Corp Bhd 196
29,166 (a),(b) Surgical Science Sweden AB 272
57,510 (a) SurModics, Inc 1,719
120,200 (a) Suzuken Co Ltd 4,724
515,300 (a) Sysmex Corp 6,370
209,700 (a) Teladoc Health, Inc 1,621
370,688 (a) Tenet Healthcare Corp 75,264
1,628,300 (a) Terumo Corp 26,861
38,830 (a),(b) Toho Pharmaceutical Co Ltd 1,433
9,909 (a) Tokai Corp (GIFU) 147
4,061,700 (a) Top Glove Corp Bhd 560
179,950 (a) Uniphar plc 836
1,023,828 UnitedHealth Group, Inc 353,528
17,168 (a) Universal Health Services, Inc (Class B) 3,510
22,425 (a) Universal Vision Biotechnology Co Ltd 118
132,140 (a) Varex Imaging Corp 1,639
422,810 (a) Veeva Systems, Inc 125,959
38,093 (a) Vijaya Diagnostic Centre Pvt Ltd 430
125,248 (a),(b) Vimian Group AB 382
125,833 (a) Waystar Holding Corp 4,772
174,279 (a) Well Health Technologies Corp 644
36,711 (a) Won Tech Co Ltd 250
20,342 (a),(b) Xvivo Perfusion AB 376
14,946 (a) Yatharth Hospital & Trauma Care Services Ltd 125
523,300 (a),(c) Yidu Tech, Inc 441
3,125 (a) Ypsomed Holding AG. 1,240

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
156,000 (a) YSB, Inc $ 219
377,648 Zimmer Biomet Holdings, Inc 37,198
122,000 (a),(c) Zylox-Tonbridge Medical Technology Co Ltd 379
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,248,032
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
20,253 (a) Amorepacific Corp 1,768
21,325 (a) AMOREPACIFIC Group 406
18,401 (a) APR Corp 3,287
159,762 (a) BellRing Brands, Inc 5,807
892,500 (a),(b),(c) Blue Moon Group Holdings Ltd 375
95,845 (a) Colgate-Palmolive India Ltd 2,398
6,462 (a) Cosmax, Inc 989
372,821 (a) Dabur India Ltd 2,063
2,336 (a) D'Alba Global Co Ltd 272
10,830 (a) Earth Chemical Co Ltd 377
22,775 (a) elf Beauty, Inc 3,017
596,672 (a) Emami Ltd 3,616
98,581 Estee Lauder Cos (Class A) 8,687
261,000 (a),(b),(c) Giant Biogene Holding Co ltd 1,893
4,058 (a) Gillette India Ltd 433
291,089 (a) Godrej Consumer Products Ltd 3,825
95,000 (a) Grape King Bio Ltd 406
460,636 (a) Hengan International Group Co Ltd 1,502
567,361 Hindustan Lever Ltd 16,070
74,570 (a) Honasa Consumer Ltd 236
36,393,500 (a) Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,168
18,356 (a) Inter Parfums S.A. 607
41,420 (a) Intercos S.p.A 587
33,398 (a),(c) Jamieson Wellness, Inc 869
126,668 (a) Jyothy Labs Ltd 450
1,618,588 Kao Corp 70,540
5,453,469 Kenvue, Inc 88,510
303,599 Kimberly-Clark Corp 37,750
1,036,418 (a) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,192
35,000 (a) Kobayashi Pharmaceutical Co Ltd 1,269
12,403 (a) Kolmar Korea Co Ltd 687
25,100 (a) Kose Corp 1,006
6,421 (a) LG Household & Health Care Ltd 1,311
192,200 (a) Lion Corp 2,008
547,775 (a) L'Oreal S.A. 238,001
334,880 (a) Microbio Co Ltd 255
15,398 (a) Milbon Co Ltd 258
7,900 (a),(b) MTG Co Ltd 248
666,700 (a) Natura Cosmeticos S.A. 1,171
86,420 (a) Nature's Sunshine Products, Inc 1,341
94,500 (a),(b) Noevir Holdings Co Ltd 2,852
29,930 (a),(b) Oddity Tech Ltd 1,865
47,070 (a),(b) Ontex Group NV 350
3,381 (a),(b) Pharmanutra S.p.A 158
1,018,200 (a) Pigeon Corp 12,226
60,400 Pola Orbis Holdings, Inc 545
2,921,251 Procter & Gamble Co 448,850
1,220,936 Reckitt Benckiser Group plc 94,014
202,900 (a) Reynolds Consumer Products, Inc 4,965
141,890 (a) Rohto Pharmaceutical Co Ltd 2,389
23,816 (a) Sarantis S.A. 362
50,500 (a),(b) Shanghai Chicmax Cosmetic Co Ltd 626
35,900 (a) Spectrum Brands Holdings, Inc 1,886
3,159,655 Unilever plc 186,763

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
17,612 (a) VT Co Ltd $ 381
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,265,887
INSURANCE - 2.7%
156,976 (a) Admiral Group plc 7,085
820,612 (a) Aegon NV 6,616
9,623,789 AIA Group Ltd 92,234
27,167 (a) Al Rajhi Co for Co-operative Insurance 879
301,633 Allianz AG. 126,905
514,597 Allstate Corp 110,458
3,647,215 (a) Alm Brand AS 10,176
963,190 (a) AMBAC Financial Group, Inc 8,033
1,929,638 American International Group, Inc 151,554
79,517 (a) Amerisafe, Inc 3,486
43,558 (a) Anadolu Hayat Emeklilik AS 95
544,956 (a) Anadolu Sigorta 281
371,598 Aon plc 132,504
1,018,387 Arch Capital Group Ltd 92,398
105,282 (a) ASR Nederland NV 7,164
92,872 Assicurazioni Generali S.p.A. 3,650
21,378 Assurant, Inc 4,630
19,871 (a) Assured Guaranty Ltd 1,682
491,821 (a) Ategrity Specialty Holdings LLC 9,723
88,947 (a) AUB Group Ltd 1,925
3,919,483 (a) Aviva plc 36,258
2,308,040 AXA S.A. 110,682
758,804 Axis Capital Holdings Ltd 72,693
242,500 (a) Bangkok Life Assurance PCL 141
4,685,200 (a) Bangkok Life Assurance PCL 2,721
206,700 (a) Bangkok Life Assurance PCL 120
480,746 (a) BB Seguridade Participacoes S.A. 3,004
3,013,847 (a) Beazley plc 36,859
311,198 (a) Brighthouse Financial, Inc 16,518
14,708 (a) Brookfield Wealth Solutions Ltd 1,008
56,782 (a) Bupa Arabia for Cooperative Insurance Co 2,497
420,700 (a) Caixa Seguridade Participacoes S 1,194
6,527,215 Cathay Financial Holding Co Ltd 14,100
225,000 (a) Central Reinsurance Co Ltd 178
55,170 (a) Chesnara plc 205
11,060,951 (a) China Development Financial Holding Corp 5,447
1,017,132 (a) China Insurance International Holdings Co Ltd 1,988
5,147,790 (a) China Life Insurance Co Ltd 14,578
118,775 (a) China Life Insurance Co Ltd (Class A) 663
283,700 (a) China Pacific Insurance Group Co Ltd - A 1,403
1,829,009 (a) China Pacific Insurance Group Co Ltd - H 7,267
301,080 Chubb Ltd 84,980
54,265 (a) Clal Insurance Enterprises Holdings Ltd 2,779
148,900 (a) CNO Financial Group, Inc 5,889
49,997 (a) Co for Cooperative Insurance 1,813
78,162 (a) Coface S.A. 1,461
127,847 (a) Conduit Holdings Ltd 588
3,630,000 (a),(d) Convoy Global Holdings Ltd 5
123,800 (a) Definity Financial Corp 6,363
377,161 (a) Discovery Ltd 4,302
31,890 (a) Dongbu Insurance Co Ltd 3,152
60,507 Everest Re Group Ltd 21,191
73,070 (a) F&G Annuities & Life, Inc 2,285
13,802 (a) Fairfax Financial Holdings Ltd 24,147
803,389 Fidelity National Financial, Inc 48,597
11,330,965 Fubon Financial Holding Co Ltd 32,900
146,481 Gallagher (Arthur J.) & Co 45,371
188,785 (a) Generation Development Group Ltd 870
4,649,090 (a) Genworth Financial, Inc (Class A) 41,377

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
624,115 (a) Globe Life, Inc $ 89,230
159,385 (a) Go Digit General Insurance Ltd 621
194,188 (a) Great-West Lifeco Inc 7,881
1,180,172 (a) Hamilton Insurance Group Ltd 29,268
105,553 (a) Hannover Rueckversicherung AG. 31,852
2,222,326 (a) Hanwha Life Insurance Co Ltd 4,983
85,467 (a) Harel Insurance Investments & Financial Services Ltd 2,878
673,729 (a),(c) HDFC Life Insurance Co Ltd 5,737
1,136,292 (a) Hiscox Ltd 20,973
564,009 (a) Hyundai Marine & Fire Insurance Co Ltd 11,333
64,761 (a) iA Financial Corp, Inc 7,363
161,860 (a),(c) ICICI Lombard General Insurance Co Ltd 3,442
252,942 (c) ICICI Prudential Life Insurance Co Ltd 1,696
1,695,849 (a) Insurance Australia Group Ltd 9,189
124,464 (a) Intact Financial Corp 24,216
33,053 (a) IRB-Brasil Resseguros S.A. 304
1,259,100 (a) Japan Post Holdings Co Ltd 12,497
776,529 Just Group plc 2,215
59,487 Kemper Corp 3,067
14,475 (a) Kingstone Cos, Inc 213
109,168 (a) Korean Reinsurance Co 849
865,487 (a) Lancashire Holdings Ltd 7,867
4,820,270 (a) Legal & General Group plc 15,482
18,250 (a),(b) Lemonade, Inc 977
46,600 (a),(b) Lifenet Insurance Co 653
402,371 (a),(b) Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros 609
319,873 (a) Mandatum Holding Oy 2,147
1,192,013 (a) Manulife Financial Corp 37,139
1,078,582 Marsh & McLennan Cos, Inc 217,367
199,885 (a) Max Financial Services Ltd 3,548
1,974,551 (a) Medibank Pvt Ltd 6,291
32,656 (a) Mediterranean and Gulf Cooperative Insurance and Reinsurance Co 150
17,156 (a) Menora Mivtachim Holdings Ltd 1,684
385,933 (a) Mercuries & Associates Holding Ltd 153
2,560,187 (a) Mercuries Life Insurance Co Ltd 492
150,960 (a) Mercury General Corp 12,798
1,371,181 Metlife, Inc 112,944
415,109 (a) Migdal Insurance & Financial Holdings Ltd 1,439
7,583,518 (a) Momentum Metropolitan Holdings 14,399
117,724 (a) Muenchener Rueckver AG. 75,164
200,000 (a) Neptune Insurance Holdings, Inc 4,000
86,965 (a) New China Life Insurance Co Ltd - A 750
655,765 (a) New China Life insurance Co Ltd - H 3,884
380,094 (a) nib holdings Ltd 1,862
884,591 NN Group NV 62,379
2,880,645 (a),(b) Old Mutual Ltd 2,226
197,190 Old Republic International Corp 8,375
235,067 (a),(b) Oscar Health, Inc 4,450
589,738 (a) OUTsurance Group Ltd 2,448
236,328 (a) PB Fintech Ltd 4,533
6,082,388 (a) People's Insurance Co Group of China Ltd 5,321
429,815 (a) People's Insurance Co Group of China Ltd (Class A) 472
135,644 (a) Phoenix Holdings Ltd 5,079
4,793,556 (a) PICC Property & Casualty Co Ltd 10,814
4,629,476 (a) Ping An Insurance Group Co of China Ltd 31,495
5,470,545 Ping An Insurance Group Co of China Ltd (Class A) 42,459
136,200 (a) Porto Seguro S.A. 1,276
303,698 (a),(c) Poste Italiane S.p.A 7,219
389,220 (a),(b) Power Corp of Canada 16,842
418,810 (a) Powszechny Zaklad Ubezpieczen S.A. 6,272
62,965 Primerica, Inc 17,478
93,686 Principal Financial Group 7,768

SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
1,165,195 Progressive Corp $ 287,745
40,877 (a) Protector Forsikring ASA 2,016
10,311,406 Prudential plc 144,357
1,082,644 (a) QBE Insurance Group Ltd 14,733
138,200 (a),(b) Qualitas Controladora SAB de C.V. 1,264
29,944 (a) Rasan Information Technology Co 818
45,052 Reinsurance Group of America, Inc (Class A) 8,656
81,993 (a) Religare Enterprises Ltd 232
63,840 RenaissanceRe Holdings Ltd 16,211
5,230 (a) Root, Inc 468
44,287 Ryan Specialty Holdings, Inc 2,496
20,567 (a) Samsung Fire & Marine Insurance Co Ltd 6,620
55,114 Samsung Life Insurance Co Ltd 6,159
1,215,324 Sanlam Ltd 5,882
195,280 (a) Santam Ltd 4,273
37,552 (a) Saudi Reinsurance Co 494
314,989 (a),(c) SBI Life Insurance Co Ltd 6,356
113,851 (a) SCOR SE 4,026
145,027 (b) Selective Insurance Group, Inc 11,757
120,000 (a) Shinkong Insurance Co Ltd 475
1,516,312 Sompo Holdings, Inc 46,878
22,420,230 (a) Sony Financial Holdings, Inc 24,863
159,099 (a) Star Health & Allied Insurance Co Ltd 801
808,739 (a) Steadfast Group Ltd 3,169
1,337,046 Storebrand ASA 20,435
393,339 (a) Sun Life Financial, Inc 23,620
776,389 (a) Suncorp-Metway Ltd 10,410
19,197 (a) Swiss Life Holding 20,725
248,500 (a) Syarikat Takaful Malaysia Keluarga Bhd 182
38,923 (a) Talanx AG. 5,190
13,125,100 (a) Thai Life Insurance PCL 4,298
138,827 (a) Tiptree, Inc 2,661
2,789,900 Tokio Marine Holdings, Inc 118,077
30,538 (a) Tongyang Life Insurance Co Ltd 176
137,942 (a) Trisura Group Ltd 3,803
870,981 (a) Tryg A.S. 22,114
17,101,597 (a) Turkiye Sigorta AS 3,817
495,092 (a) TWFG, Inc 13,585
219,229 (a) Unipol Gruppo S.p.A 4,713
468,018 (a) Uniqa Versicherungen AG. 6,959
161,749 (a) United Insurance Holdings Corp 1,842
438,944 Unum Group 34,141
28,809 (a) Vienna Insurance Group AG Wiener Versicherung Gruppe 1,588
58,797 (a) Walaa Cooperative Insurance Co 191
164,316 Willis Towers Watson plc 56,763
16,546 (a) Wuestenrot & Wuerttembergische AG. 263
736,500 (a),(b),(c) ZhongAn Online P&C Insurance Co Ltd 1,661
278,225 Zurich Insurance Group AG 198,870
TOTAL INSURANCE 3,614,417
MATERIALS - 4.4%
140,525 (a) Aarti Industries Ltd 594
241,659 (a) Abou Kir Fertilizers & Chemical Industries 269
139,727 (a) Acerinox S.A. 1,835
58,038 (a) ADEKA Corp 1,293
7,131 (a) Advanced Nano Products Co Ltd 231
86,030 (a) Advanced Petrochemical Co 814
86,117 (a) AECI Ltd 485
79,540 (a),(b) African Rainbow Minerals Ltd 855
15,643 (a) AGI Greenpac Ltd 149
524,111 Agnico Eagle Mines Ltd 88,344
422,823 (a) Agnico-Eagle Mines Ltd 71,215
41,552 (a) Aica Kogyo Co Ltd 1,045

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
15,200 (a) Aichi Steel Corp $ 277
1,129,337 (a) Air Liquide 235,305
374,725 Air Products & Chemicals, Inc 102,195
136,600 (a) Air Water, Inc 2,346
8,983 (a) Akcansa Cimento AS 30
7,443 (a) Akzo Nobel India Ltd 277
24,297 (a) Akzo Nobel NV 1,734
276,463 (a) Al Masane Al Kobra Mining Co 5,422
352,351 Alamos Gold, Inc 12,282
69,751 (a),(b) Algoma Steel Group, Inc 248
14,012 (a) Alkyl Amines Chemicals 302
149,780 (a) Alleima AB 1,138
1,048,818 (a) Allied Gold Corp 18,328
33,000 (a) Allied Supreme Corp 324
292,100 (a),(b) Alpek SAB de C.V. 159
722,256 (a) Alpha HPA Ltd 394
29,886 (a) Altius Minerals Corp 719
55,470 (a),(b) Altri SGPS S.A. 326
28,136 (a) Alujain Corp 269
2,715,964 (a) Aluminum Corp of China Ltd 2,809
545,587 (a) Aluminum Corp of China Ltd (Class A) 633
4,473 (a) AlzChem Group AG. 792
437,930 (a) Ambuja Cements Ltd 2,812
646,242 Amcor plc 5,286
25,196 (a) AMG Advanced Metallurgical Group NV 852
9,926,700 (a) Amman Mineral Internasional PT 4,303
269,453 (a) Amrize Ltd 13,175
182,047 Anglo American Platinum Ltd 12,992
2,069,756 (a) Anglo American plc 78,045
212,152 (a) AngloGold Ashanti PLC 14,921
346,475 (a) AngloGold Ashanti UK Ltd 24,192
875,565 (a) Anhui Conch Cement Co Ltd 2,637
150,945 (a) Anhui Conch Cement Co Ltd (Class A) 493
319,811 Antofagasta plc 11,894
18,784 (a) Anupam Rasayan India Ltd 227
32,941 (a) APERAM S.A. 1,075
480,633 (a) Apex Investment Co PSC 528
124,650 APL Apollo Tubes Ltd 2,367
411,867 (a) Arabian Cement Co 2,419
269,882 (a) ArcelorMittal S.A. 9,736
29,351 (a) Archean Chemical Industries Ltd 228
58,034 (a) ARE Holdings, Inc 843
114,487 (a) Aris Mining Corp 1,122
217,399 Arkema 13,785
174,900 (a) Asahi Kasei Corp 1,375
8,700 (a),(b) Asahi Organic Chemicals Industry Co Ltd 270
107 (a) Ashland, Inc 5
1,526,044 (a) Asia Cement Corp 1,914
12,981 (a),(d) Asia Pacific Investment Partners Limited  0^
245,557 Asian Paints Ltd 6,499
89,948 (a) Atalaya Mining plc 758
12,057 (a) Atul Ltd 823
23,852 (a) Aura Minerals, Inc 888
23,582 (a) Aurubis AG. 2,958
11,122 Avery Dennison Corp 1,804
12,371,000 (a) Avia Avian Tbk PT 303
519,208 Avient Corp 17,108
586,690 (a) Axalta Coating Systems Ltd 16,791
89,270 (a) Aya Gold & Silver, Inc 1,033
4,079,280 (a) B2Gold Corp 20,166
11,265 (a) Balaji Amines Ltd 176
126,876 (a) Balchem Corp 19,039

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
84,953 Ball Corp $ 4,283
904,767 (a) Baoshan Iron & Steel Co Ltd 900
16,742,238 (a) Barito Pacific Tbk PT 3,774
1,433,306 (a) Barrick Mining Corp 47,077
9,291 (a) BASF India Ltd 461
1,331,673 (a) BASF SE 66,536
1,980,869 (a) Baticim Bati Anadolu Cimento Sanayii AS 206
11,343 (a) Bayer CropScience Ltd 615
1,506,000 (a) BBMG Corp (Class H) 162
26,513 (a) Bekaert S.A. 1,218
1,074,275 (a) Bellevue Gold Ltd 809
7,325,457 BHP Billiton Ltd 204,638
148,199 (a),(b) BHP Group Ltd 4,106
165,179 (a) Billerud AB 1,487
4,000 (a),(b),(d) Bio On Spa  0^
28,588 (a) Birla Corp Ltd 393
376,873 (a) BlueScope Steel Ltd 5,661
87,493 Boliden AB 3,571
17,127 (a) Borusan Mannesmann Boru Sanayi ve Ticaret AS. 176
1,697,109 (a) Boubyan Petrochemicals Co KSCP 3,484
786,100 (a) Bradespar S.A. 2,501
167,200 (a) Braskem S.A. 206
432,682 (a) Breedon Group plc 2,090
64,932 (a) Buzzi Unicem S.p.A. 3,578
19,800 (a) C Uyemura & Co Ltd 1,564
7,040 (a),(b) Caledonia Mining Corp plc 255
41,161 (a) Canfor Corp 362
45,797 (a) CAP S.A. 250
269,906 (a) Capricorn Metals Ltd 2,350
427,850 (a) Capstone Copper Corp 3,634
85,783 (a) Carborundum Universal Ltd 893
57,477 Carpenter Technology Corp 14,113
56,800 (a) Cascades, Inc 393
312,328 (a) Castrol India Ltd 703
179,840 (a) Catalyst Metals Ltd 937
123,260 (a) CCL Industries 6,947
45,392 (a) Celanese Corp (Series A) 1,910
33,242 (a) Cementir Holding NV 555
467,157 (a) Cementos Argos S.A. 1,263
10,478,730 Cemex S.A. de C.V. 9,384
1,933,023 (a) Centerra Gold, Inc 20,709
132,000 (a) Century Iron & Steel Industrial Co Ltd 761
45,282 (a) Century Plyboards India Ltd 415
41,481 (a) Century Textiles & Industries Ltd 790
23,049 CF Industries Holdings, Inc 2,067
395,586 (a) Chambal Fertilisers and Chemicals Ltd 2,276
295,381 (a) Champion Iron Ltd 913
5,991,300 (a) Chandra Asri Pacific Tbk PT 2,781
59,219 (a) Chemplast Sanmar Ltd 259
632,000 (a) Cheng Loong Corp 363
25,500 (a) Chifeng Jilong Gold Mining Co Ltd 105
1,448,000 (a) China BlueChemical Ltd 443
1,927,605 (a) China Hongqiao Group Ltd 6,528
202,329 China Jushi Co Ltd 494
2,573,614 (a) China Molybdenum Co Ltd 5,188
708,544 (a) China Molybdenum Co Ltd (Class A) 1,570
2,647,635 (a) China National Building Material Co Ltd 1,876
1,100,000 (a) China Nonferrous Mining Corp Ltd 2,113
146,529 (a) China Northern Rare Earth Group High-Tech Co Ltd 996
2,924,000 (a) China Petrochemical Development Corp 701
45,000 (a) China Rare Earth Resources And Technology Co Ltd 328
1,758,000 (a) China Resources Cement Holdings Ltd 409

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,067,000 (a),(b) China Risun Group Ltd $ 325
118,000 (a) China Steel Chemical Corp 317
8,121,568 (a) China Steel Corp 5,182
4,016,251 (a) China XLX Fertiliser Ltd 4,093
4,462,240 (a),(b),(d) China Zhongwang Holdings Ltd 6
28,078 (a),(b) Chugoku Marine Paints Ltd 680
712,000 (a) Chung Hung Steel Corp 371
73,800 (a) Cia de Ferro Ligas da Bahia FERBASA 89
110,960 (a) Cia de Minas Buenaventura S.A. (ADR) (Series B) 2,700
336,300 (a) Cia Siderurgica Nacional S.A. 499
300,439 (a) Cimsa Cimento Sanayi VE Ticaret AS. 341
124,200 (a) Citic Pacific Special Steel Group Co Ltd 238
317,134 (a) City Cement Co 1,333
158,664 Clariant AG. 1,476
20,523 (a) Clean Science & Technology Ltd 254
2,152,564 (a) Coeur Mining, Inc 40,382
34,896 (a),(b) Collective Mining Ltd 507
320,764 Commercial Metals Co 18,373
86,132 (a) Companhia Vale do Rio Doce 6
1,421,505 Companhia Vale do Rio Doce (ADR) 15,438
1,177,557 (a) Constellium SE 17,522
2,882,100 (a) Controladora Alpek SAB de C.V. 477
36,423 (a) Corbion NV 702
36,260 (a) Coromandel International Ltd 919
433,495 Corteva, Inc 29,317
27,315 (a) Corticeira Amorim SGPS S.A. 231
132,761 (a) Covestro AG. 9,087
2,392,607 CRH plc 286,874
82,915 Croda International plc 3,022
111,825 Crown Holdings, Inc 10,801
220,100 (a) CSG Holding Co Ltd 51
9,018 (a) Daelim Industrial Co 226
163,200 (a) Daicel Chemical Industries Ltd 1,486
93,955 (a) Daido Steel Co Ltd 811
60,601 Dainippon Ink and Chemicals, Inc 1,494
46,399 (a) Daio Paper Corp 279
40,000 (a) Daxin Materials Corp 518
13,186 (a) DCM Shriram Ltd 171
52,261 (a) Deepak Fertilisers & Petrochemicals Corp Ltd 884
43,916 (a) Deepak Nitrite Ltd 907
62,349 (a),(b) Denki Kagaku Kogyo KK 960
516,233 (a) Deterra Royalties Ltd 1,358
155,003 (a) Develop Global Ltd 434
335,310 (a) Dexco S.A. 365
6,060 (a) Dhanuka Agritech Ltd 105
487,627 (a) Discovery Silver Corp 1,808
27,682 (a) Dongjin Semichem Co Ltd 814
993,000 (a) Dongyue Group Ltd 1,550
240,304 Dow, Inc 5,510
40,379 (a) DOWA HOLDINGS CO Ltd 1,471
334,880 (a) DRDGOLD Ltd 930
654,398 DSM-Firmenich AG. 55,832
154,810 (a) Dundee Precious Metals, Inc 3,432
4,421,239 DuPont de Nemours, Inc 344,415
1,601,841 (a) Dyno Nobel Ltd 3,282
25 (a) Eagle Materials, Inc 6
10,598 (a) East Pipes Integrated Co for Industry 364
149,568 (a) Eastern Province Cement Co 1,076
63,498 Eastman Chemical Co 4,004
59,235 Ecolab, Inc 16,222
65,163 (a) EID Parry India Ltd 753
152,917 (a) Eldorado Gold Corp 4,416

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
302,222 Element Solutions, Inc $ 7,607
419,410 (a) Elementis plc 918
191,319 (a),(c) Elkem ASA 504
48,446 (a) Elopak ASA 223
403,358 (a) Emerald Resources NL 1,332
764,585 (a) Empresas CMPC S.A. 1,127
999 (a) EMS-Chemie Holding AG. 710
76,101 (a),(b) Ence Energia y Celulosa S.A. 253
10,747 (a) Enchem Co Ltd 549
144,608 Endeavour Mining plc 6,047
208,072 (a) Endeavour Silver Corp 1,630
122,091 (a) EPL Ltd 283
2,319,332 (a) Equinox Gold Corp 25,981
6,620 (a),(b) Eramet 438
2,378,884 (a) Eregli Demir ve Celik Fabrikalari TAS 1,684
73,525 (a),(b) ERO Copper Corp 1,489
638,850 (a) Eternal Chemical Co Ltd 854
124,000 (a) EVERGREEN Steel Corp 395
1,720,529 (a) Evolution Mining Ltd 12,265
36,463 (a) Evonik Industries AG. 634
323,000 (a) Feng Hsin Iron & Steel Co 692
7,567 (a) Fine Organic Industries Ltd 380
220,875 (a) Finolex Industries Ltd 498
1,286,478 (a),(b),(d) Firefinch Ltd 9
1,140,046 (a),(b) First Majestic Silver Corp 14,000
593,270 (a) First Quantum Minerals Ltd 13,420
236,094 (a),(b) Flotek Industries, Inc 3,447
202,040 (a) Foran Mining Corp 565
2,402,139 (a) Formosa Chemicals & Fibre Corp 2,352
2,634,019 (a) Formosa Plastics Corp 3,339
1,455,070 Fortescue Metals Group Ltd 18,020
2,030,162 (a) Fortuna Silver Mines, Inc 18,176
37,420 (a) FP Corp 636
161,855 (a) Franco-Nevada Corp 36,026
3,745,063 Freeport-McMoRan, Inc (Class B) 146,881
164,014 (a) Fresnillo plc 5,232
49,179 (a),(b) FUCHS SE 2,205
1,200,000 (a) Fufeng Group Ltd 1,349
30,877 (a) Fuji Seal International, Inc 593
35,325 (a) Fujimi, Inc 516
43,720 (a) Fujimori Kogyo Co Ltd 314
15,900 (a) Fuso Chemical Co Ltd 526
121,786 (a) G Mining Ventures Corp 2,420
11,151 (a) Galaxy Surfactants Ltd 277
57,880 (a) Ganfeng Lithium Group Co Ltd 496
5,606 (a) Garware Hi-Tech Films Ltd 186
127,000 (a) GCC SAB de C.V. 1,203
771,424 (a) Genesis Minerals Ltd 2,984
896,280 Gerdau S.A. (Preference) 2,797
62,969 (a) GHCL Ltd 429
12,455 Givaudan S.A. 50,804
27,991,378 Glencore plc 128,918
579,000 (a),(b) Global New Material International Holdings Ltd 346
369,000 (a) Gloria Material Technology Corp 434
197,705 (a) Godawari Power and Ispat Ltd 545
742,894 Gold Fields Ltd 31,109
665,000 (a) Goldsun Development & Construction Co Ltd 795
77,561 (a) Granges AB 964
61,958 Graphic Packaging Holding Co 1,213
191,385 (a) Grasim Industries Ltd 5,944
23,172 (a) Gravita India Ltd 410
605,755 (a),(d) Great Basin Gold Ltd 4

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
376,441 (a) Greatland Resources Ltd $ 1,797
30,707 (a) Grupa Azoty S.A. 155
7,469 (a) Grupa Kety S.A. 1,899
243,491 (a) Grupo Argos S.A. 1,102
6,356,338 (a) Grupo Mexico S.A. de C.V. (Series B) 55,436
63,524 (a) Guangzhou Tinci Materials Technology Co Ltd 342
57,705 (a) Gubre Fabrikalari TAS 396
21,772 (a) Gujarat Fluorochemicals Ltd 909
65,223 (a) Gujarat Narmada Valley Fertilizers & Chemicals Ltd 360
152,884 (a) Gujarat State Fertilizers & Chemicals Ltd 338
8,530 (a) Gulf Oil Lubricants India Ltd 116
58,695 H.B. Fuller Co 3,479
25,192 (a) Han Kuk Carbon Co Ltd 588
15,363 (a) Hanil Cement Co Ltd 210
6,935 (a) Hansol Chemical Co Ltd 1,035
84,376 (a) Hanwha Chemical Corp 1,721
393,179 (a) Harmony Gold Mining Co Ltd 7,104
1,105,180 Hecla Mining Co 13,373
737,737 HeidelbergCement AG. 166,762
2,810,871 (a) Hektas Ticaret TAS 251
81,000 (a) Henan Shenhuo Coal & Power Co Ltd 228
292,569 (a) Hengli Petrochemical Co Ltd 705
208,719 (a) Hexpol AB 1,877
1,115,700 (a) Hextar Global Bhd 236
60,406 (a) Hill & Smith Holdings plc 1,671
121,598 (a) Himadri Speciality Chemical Ltd 603
935,538 (a) Hindalco Industries Ltd 8,029
215,472 (a) Hindustan Copper Ltd 800
274,116 (a) Hochschild Mining plc 1,315
65,629 (a),(b) Hokuetsu Paper Mills Ltd 442
228,811 (a) Holcim Ltd 19,523
10,844 (a) Holmen AB 412
11,994 (a) Honam Petrochemical Corp 580
33,700 (a) Hoshine Silicon Industry Co Ltd 235
103,000 (a) Hsin Kuang Steel Co Ltd 143
700,000 (a),(b) Huabao International Holdings Ltd 360
227,000 (a) Huafon Chemical Co Ltd 291
98,800 (a) Huaibei Mining Holdings Co Ltd 171
295,655 HudBay Minerals, Inc 4,478
71,690 (a) Huhtamaki Oyj 2,488
247,011 (a) Hunan Valin Steel Co Ltd 226
136,600 (a) Huntsman Corp 1,227
1,566 (a) Hyosung Advanced Materials Corp 201
2,114 (a) Hyosung TNC Corp 323
66,251 (a) Hyundai Steel Co 1,603
1,533,419 (a) Iamgold Corp 19,811
319,111 (a),(c) Ibstock plc 597
322,120 (a) Iluka Resources Ltd 1,350
407,832 (a) Imdex Ltd 907
25,500 (a) Imerys S.A. 675
622,414 (a) Impala Platinum Holdings Ltd 7,938
1,043,300 (a) Indah Kiat Pulp & Paper Tbk PT 461
515,349 (a) Independence Group NL 1,769
58,819 (a) India Cements Ltd 254
9,255 (a) India Glycols Ltd 89
9,864 (a) Indigo Paints Ltd 117
136,721 (a),(b) Industrias Penoles S.A. de C.V. 6,111
1,873,018 (a) Inner Mongolia BaoTou Steel Union Co Ltd 628
366,388 (a) Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 270
151,446 Innospec, Inc 11,686
29,212 (a) Interfor Corp 213
100,851 International Flavors & Fragrances, Inc 6,206

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
164,448 International Paper Co $ 7,630
201,589 (a) IperionX Ltd 1,009
1,100 (a),(b) Ise Chemicals Corp 210
112,887 (a) Israel Chemicals Ltd 705
2,657 (a) Israel Corp Ltd 829
15,735 (a) ISU Specialty Chemical 522
626,952 (a),(b) Ivanhoe Mines Ltd 6,649
115,890 (a) Jai Balaji Industries Ltd 123
414,876 (a) James Hardie Industries plc 7,700
61,482 (a) James Hardie Industries plc 1,181
34,353 (a) Jastrzebska Spolka Weglowa S.A. 215
12,500 (a) JCU Corp 385
81,900 (a),(b) JFE Holdings, Inc 1,005
221,100 (a) Jiangsu Eastern Shenghong Co Ltd 296
746,115 (a) Jiangxi Copper Co Ltd 2,922
98,809 (a) Jiangxi Copper Co Ltd (Class A) 494
430,270 (a) Jinan Acetate Chemical Co Ltd 893
184,680 (a) Jindal Saw Ltd 422
232,616 (a) Jindal Stainless Ltd 1,934
266,291 (a) Jindal Steel & Power Ltd 3,195
138,900 (a) Jinduicheng Molybdenum Co Ltd 302
179,600 (a) Jinshan Gold Mines, Inc 3,199
28,600 (a) JK Cement Ltd 2,029
45,172 (a) JK Lakshmi Cement Ltd 436
60,349 (a) JK Paper Ltd 262
120,025 (a) Johnson Matthey plc 3,252
426,814 (a) JSW Steel Ltd 5,496
60,729 (a) Jubilant Ingrevia Ltd 438
130,346 (a) K&S AG. 1,770
179,584 (a) K92 Mining, Inc 2,170
28,515 (a) Kaneka Corp 811
192,368 (a) Kansai Nerolac Paints Ltd 536
107,000 (a),(b) Kansai Paint Co Ltd 1,744
94,288 (a) Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class A) 72
707,162 (a) Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS. 484
3,191 (a) KCC Corp 874
11,200 (a),(b) KeePer Technical Laboratory Co Ltd 283
86,951 (a) Kemira Oyj 1,952
3,507,215 Keppel Infrastructure Trust 1,264
95,342 (a) KGHM Polska Miedz S.A. 4,205
25,100 (a) KH Neochem Co Ltd 473
1,030,697 (a) Kinross Gold Corp 25,580
48,552 (a) Kirloskar Ferrous Industries Ltd 292
548,551 Klabin S.A. 1,859
207,615 (a) Knife River Corp 15,959
267,900 (a),(b) Kobe Steel Ltd 3,166
346,413 (a) Kocaer Celik Sanayi Ve Ticaret AS. 117
13,947 (a) Kolon Industries, Inc 338
40,316 (a) Konishi Co Ltd 352
2,757 Korea Zinc Co Ltd 1,810
838,418 (a) Koza Altin Isletmeleri AS 510
110,771 (a) Koza Anadolu Metal Madencilik Isletmeleri AS 240
92,996 (a) Kronos Worldwide, Inc 534
13,600 (a) Krosaki Harima Corp 379
36,510 (a),(d) Kum Yang Co Ltd 64
10,868 (a) Kumho Petrochemical Co Ltd 810
49,548 (a) Kumiai Chemical Industry Co Ltd 277
220,000 (a) Kuraray Co Ltd 2,529
26,600 (a),(b) KUREHA CORP 687
10,716 (a) Kyoei Steel Ltd 166
46,173 (b) Labrador Iron Ore Royalty Corp 932
203,500 (a) Lafarge Malayan Cement BHD 340

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
33,409 (a) Lake Materials Co Ltd $ 292
61,672 (a) Lanxess AG. 1,536
63,295 (a) Laxmi Organic Industries Ltd 147
93,054 (a) LB Group Co Ltd 255
1,196,000 (a) Lee & Man Paper Manufacturing Ltd 435
15,343 (a) Lenzing AG. 460
816,893 (a),(b),(d) Leo Lithium Ltd 5
197,971 (a) LG Chem Ltd 39,301
1,338,615 (a) Linde plc 635,842
385,000 (a) Lingbao Gold Co Ltd 910
28,500 (a) Lintec Corp 701
1,303,493 (a),(b) Liontown Resources Ltd 848
157,284 (a),(b) Lithium Americas Corp 898
12,252 (a) LOTTE Fine Chemical Co Ltd 405
34,857 Louisiana-Pacific Corp 3,097
91,274 (a) Lundin Gold, Inc 5,914
602,793 (a) Lundin Mining Corp 8,992
635,499 (a) Lynas Corp Ltd 7,060
99,796 LyondellBasell Industries NV 4,894
1,166,000 (a) Maanshan Iron & Steel Co Ltd 400
44,849 (a) MAC Copper Ltd 548
299,466 (a) Maeda Kosen Co Ltd 3,927
314,930 (a) Maharashtra Seamless Ltd 2,122
50,257 (a) Major Drilling Group International 420
168,448 (a) Marshalls plc 410
21,795 Martin Marietta Materials, Inc 13,737
134,700 (a) Maruichi Steel Tube Ltd 1,172
31,040 Materion Corp 3,750
12,421 (a) Meghmani Finechem Ltd 236
135,000 (a) Meihua Holdings Group Co Ltd 201
6,804,600 (a) Merdeka Copper Gold Tbk PT 861
3,912,055 (a) Mesaieed Petrochemical Holding Co 1,395
1,444,300 (a) Metalurgica Gerdau S.A. 2,583
50,459 (a),(b) Methanex Corp 2,006
39,208 (a) Middle East Paper Co 289
133,756 Mineral Resources Ltd 3,648
106,724 Minerals Technologies, Inc 6,630
27,572 (a),(c) Mishra Dhatu Nigam Ltd 117
7,500 (a) Mitani Sekisan Co Ltd 443
182,200 Mitsubishi Chemical Holdings Corp 1,047
111,300 Mitsubishi Gas Chemical Co, Inc 1,986
858,200 (a),(b) Mitsubishi Materials Corp 16,096
136,900 (a) Mitsui Chemicals, Inc 3,422
59,664 (a) Mitsui Mining & Smelting Co Ltd 4,635
2,964,000 (a) MMG Ltd 2,567
41,763 (a) MOIL Ltd 174
62,799 (a) Mondi plc 869
178,991 (a) Montage Gold Corp 871
248,654 Mosaic Co 8,623
70,713 (a),(b) MP Materials Corp 4,743
131,866 (a),(b) M-real Oyj (B Shares) 465
366,358 (b) Myers Industries, Inc 6,206
36,000 (a) Nan Pao Resins Chemical Co Ltd 465
3,530,887 (a) Nan Ya Plastics Corp 4,584
1,216,387 (a) National Aluminium Co Ltd 2,930
221,707 (a) National Industrialization Co 663
26,332 (a) Navin Fluorine International Ltd 1,370
11,762 (a) Neogen Chemicals Ltd 199
593,004 (a) New Gold, Inc 4,248
2,492 NewMarket Corp 2,064
1,050,207 Newmont Goldcorp Corp 88,543
102,239 (a) NGEx Minerals Ltd 1,906

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,438,513 (a) Nickel Industries Ltd $ 676
54,381 (a) Nihon Parkerizing Co Ltd 503
1,368,000 (a) Nine Dragons Paper Holdings Ltd 964
308,506 (a) Ningxia Baofeng Energy Group Co Ltd 771
102,966 (a) Nippon Kayaku Co Ltd 966
253,203 Nippon Light Metal Holdings Co Ltd 3,592
394,400 (a) Nippon Mining Holdings, Inc 5,228
134,900 (a) Nippon Paint Co Ltd 920
77,980 (a) Nippon Paper Industries Co Ltd 642
13,700 (a),(b) Nippon Pillar Packing Co Ltd 381
79,312 (a) Nippon Shokubai Co Ltd 977
30,368 (a),(b) Nippon Soda Co Ltd 708
688,000 (a),(b) Nippon Steel Corp 2,834
92,400 (a) Nissan Chemical Industries Ltd 3,347
41,570 (a),(b) Nittetsu Mining Co Ltd 560
100,600 (a) Nitto Denko Corp 2,385
2,207,064 (a) NMDC Ltd 1,899
623,733 (a) NMDC Steel Ltd 315
151,446 (a) NOF Corp 2,643
687,631 Norsk Hydro ASA 4,675
268,835 (a) Northam Platinum Holdings Ltd 4,362
1,375,724 (a),(b) Northern Star Resources Ltd 21,482
225,612 (a) Novagold Resources, Inc 1,994
212,165 (a) Novagold Resources, Inc 1,867
185,538 (a) Novozymes A.S. 11,419
99,886 Nucor Corp 13,528
224,442 (a) Nufarm Ltd 340
37,940 (a) Nuh Cimento Sanayi AS. 204
1,038,402 Nutrien Ltd 60,982
109,674 (a) Nuvoco Vistas Corp Ltd 519
174,880 (a) OceanaGold Corp 3,733
11,051 (a) OCI Co Ltd 698
75,534 (a) OCI NV 350
572,900 (a) OJI Paper Co Ltd 3,135
7,200 (a),(b) Okamoto Industries, Inc 247
7,885 Olympic Steel, Inc 240
125,954 (a) Omnia Holdings Ltd 523
139,944 (a),(b) OR Royalties, Inc 5,609
762,836 (a) Ora Banda Mining Ltd 593
739,000 (a) Orbia Advance Corp SAB de C.V. 715
369,423 (a) Orica Ltd 5,159
57,863 (a) Orient Cement Ltd 143
226,059 (a) Orla Mining Ltd 2,438
979,625 (a) Orora Ltd 1,348
49,700 (a) Osaka Soda Co Ltd 556
7,500 (a),(b) Osaka Steel Co Ltd 128
257,173 (a),(b) Outokumpu Oyj 1,176
863,601 (a) Oyak Cimento Fabrikalari AS 441
1,064,800 (a) Pabrik Kertas Tjiwi Kimia Tbk PT 446
59,063 Packaging Corp of America 12,872
1,522,670 (a) Pan African Resources plc 1,794
356,455 Pan American Silver Corp (Toronto) 13,813
249,472 (a) Pantoro Gold Ltd 994
5,324,302 (a),(c) Paradeep Phosphates Ltd 11,759
136,840 (a) PCBL Ltd 576
3,813,771 (a) Perenti Ltd 7,090
5,014,035 (a) Perseus Mining Ltd 16,131
979,003 (a) Petkim Petrokimya Holding 426
1,665,415 (a) Petronas Chemicals Group Bhd 1,677
1,930,800 (a) Petrosea Tbk PT 787
54,580 PI Industries Ltd 2,158
218,898 Pidilite Industries Ltd 3,618

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
2,321,319 (a),(b) Pilbara Minerals Ltd $ 3,876
12,773 (a) Poongsan Corp 1,138
138,360 (a),(b) Portucel Empresa Produtora de Pasta e Papel S.A. 532
50,021 POSCO 9,832
110,800 PPG Industries, Inc 11,646
2,551,768 Press Metal Aluminium Holdings Bhd 3,585
126,676 (a) Prism Johnson Ltd 227
2,798 (a) Privi Speciality Chemicals Ltd 75
32,090,800 (a) PT Aneka Tambang Tbk 6,071
984,500 (a) PT Indocement Tunggal Prakarsa Tbk 386
2,808,900 (a) PT Semen Gresik Persero Tbk 480
1,724,100 (a) PT Vale Indonesia Tbk 456
3,411 (a) PTC Industries Ltd 597
1,486,500 (a) PTT Global Chemical PCL 1,144
40,284 (a) Qassim Cement Co 463
2,214,542 (a) Qatar Aluminum Manufacturing Co 902
229,100 (a) Qinghai Salt Lake Industry Co Ltd 672
1,854,049 (a) Rain Industries Ltd 2,678
69,861 (a) Rallis India Ltd 240
87,191 (a) Ramco Cements Ltd 968
1,383,074 (a) Ramelius Resources Ltd 3,523
54,395 (a) Ramkrishna Forgings Ltd 331
42,885 (a) Rashtriya Chemicals & Fertilizers Ltd 70
23,009 (a) Ratnamani Metals & Tubes Ltd 625
90,870 (a) Rayonier Advanced Materials, Inc 656
558,639 (a) Regis Resources Ltd 2,207
226,430 Reliance Steel & Aluminum Co 63,588
143,383 (a) Rengo Co Ltd 906
24,771,298 (a) Resolute Mining Ltd 16,829
50,762 (a) Rhi Magnesita India Ltd 252
13,206 (a) RHI Magnesita NV 367
318,965 (a) Rio Tinto Ltd 25,729
562,257 (a) Rio Tinto plc 37,054
419,908 (a) Riyadh Cement Co 3,196
399,224 (a) Rongsheng Petrochemical Co Ltd 542
40,842 (b) Royal Gold, Inc 8,192
71,160 RPM International, Inc 8,388
159,442 SABIC Agri-Nutrients Co 5,071
249,963 (a) Sahara International Petrochemical Co 1,360
24,500 (a),(b) Sakata INX Corp 385
19,720 (a) Salzgitter AG. 598
344,189 (a) Sandfire Resources Ltd 3,247
198,370 (a) Sandstorm Gold Ltd 2,483
85,398 (a) Sandur Manganese & Iron Ores Ltd 163
93,411 (a) Sanyo Chemical Industries Ltd 2,601
418,546 (a) Sappi Ltd 560
67,474 (a) Sarda Energy & Minerals Ltd 410
403,473 (a) Sasol Ltd 2,511
134,520 (a) Satellite Chemical Co Ltd 367
1,134,013 (a) Saudi Arabian Mining Co 19,355
34,962 (a) Saudi Aramco Base Oil Co 833
619,170 Saudi Basic Industries Corp 10,162
321,485 (a) Saudi Cement Co 3,483
220,241 (a) Saudi Industrial Investment Group 1,126
413,458 (a) Saudi Kayan Petrochemical Co 623
11,216 (a) Saudi Paper Manufacturing Co 172
17,510 (a) Saudi Steel Pipe Co 249
726,100 (a) SCG Packaging PCL 430
825,998 (a) Schweitzer-Mauduit International, Inc 9,342
577,500 (a) Scientex BHD 495
17,972 Scotts Miracle-Gro Co (Class A) 1,024
59,493 (a),(b) Seabridge Gold, Inc 1,435

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
11,934 (a) SeAH Besteel Holdings Corp $ 214
1,348 (a) SeAH Steel Holdings Corp 152
79,205 Sealed Air Corp 2,800
8,218,300 (a),(d) Sekawan Intipratama Tbk PT  0^
11,148 (a) Semapa-Sociedade de Investimento e Gestao 239
17,491 Sensient Technologies Corp 1,642
142,348 (a) Shandong Gold Mining Co Ltd - A 784
554,755 (a),(b),(c) Shandong Gold Mining Co Ltd - H 2,623
83,707 (a) Shandong Hualu Hengsheng Chemical Co Ltd 313
479,566 (a) Shandong Nanshan Aluminum Co Ltd 267
120,511 (a) Shandong Sun Paper Industry JSC Ltd 242
344,170 (a) Shanghai Chlor-Alkali Chemical Co Ltd 231
88,277 (a) Shanghai Putailai New Energy Technology Co Ltd 384
111,991 Sherwin-Williams Co 38,778
22,800 (a) Shikoku Kasei Holdings Corp 344
16,500 (a) Shinagawa Refractories Co Ltd 209
240,000 (a) Shin-Etsu Chemical Co Ltd 7,858
29,903 (a) Shin-Etsu Polymer Co Ltd 386
900,000 (a) Shinkong Synthetic Fibers Corp 419
97,200 (a) Shiny Chemical Industrial Co Ltd 432
21,108,000 (a) Shougang Fushan Resources Group Ltd 7,701
131,400 (a) Showa Denko KK 4,450
6,198 (a) Shree Cement Ltd 2,044
545,883 (a) Siam Cement PCL 3,874
10,600 (a) Siam City Cement PCL 49
1,945,186 (a),(b) Sibanye Stillwater Ltd 5,502
43,508 SIG Group AG. 451
52,879 (a),(b) Sigma Lithium Corp 339
719,662 (a) SigmaRoc plc 1,171
75,758 Sika AG. 17,012
162,896 (a),(b) Silvercorp Metals, Inc 1,028
124,641 (a) Sims Ltd 1,101
1,490,000 (a) Sinofert Holdings Ltd 268
279,000 (a) Sinon Corp 405
8,054 (a) SK Chemicals Co Ltd 333
12,756 (a) SKC Co Ltd 922
55,628 (a) Skeena Resources Ltd 1,024
10,869,806 Smurfit WestRock plc 462,728
98,090 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,234
30,924 (a) SOL S.p.A. 1,841
388,000 (a) Solar Applied Materials Technology Corp 797
19,033 (a) Solar Industries India Ltd 2,859
64,050 (a) Solaris Resources, Inc 409
55,802 (a) Solvay S.A. 1,777
2,946 (a) Soulbrain Co Ltd 606
3,869,721 (a) South32 Ltd 7,015
106,851 Southern Copper Corp 12,967
163,479 (a) Southern Cross Gold Consolidated Ltd 869
56,825 (a) Southern Province Cement Co 413
94,146 (a) SRF Ltd 2,993
175,479 (a) Ssab Svenskt Stal AB (Series A) 1,054
877,163 (a),(b) Ssab Svenskt Stal AB (Series B) 5,115
609,119 (a) SSR Mining, Inc 14,875
151,290 (a) SSR Mining, Inc 3,694
310,956 (a) Stanmore Resources Ltd 438
28,639 (a) Star Cement Ltd 82
205,507 Steel Dynamics, Inc 28,654
37,767 (a) Stella-Jones, Inc 2,155
1,513 (a) STO AG. 214
82,859 (a),(b) Stora Enso Oyj (R Shares) 912
17,420 (a) Sudarshan Chemical Industries Ltd 262
56,624 (a) Sumitomo Bakelite Co Ltd 1,896

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,113,700 (a) Sumitomo Chemical Co Ltd $ 3,506
94,336 (a) Sumitomo Chemical India Ltd 567
206,900 Sumitomo Metal Mining Co Ltd 6,661
336,121 Sumitomo Osaka Cement Co Ltd 8,830
44,532 Supreme Industries Ltd 2,118
64,386 (a) Supreme Petrochem Ltd 603
4,993,000 (a) Surya Esa Perkasa Tbk PT 210
34,554 (a) Surya Roshni Ltd 111
474,117 (a) Suzano SA 4,445
369,120 (a) Svenska Cellulosa AB (B Shares) 4,886
54,598 Syensqo S.A. 4,433
77,721 (a) Symrise AG. 6,759
25,600 (a) T Hasegawa Co Ltd 504
1,422,166 (a) TA Chen Stainless Pipe 1,799
166 (a) Taekwang Industrial Co Ltd 101
83,700 (a) Taiheiyo Cement Corp 2,173
4,665,145 (a) Taiwan Cement Corp 3,680
490,000 (a) Taiwan Fertilizer Co Ltd 793
223,514 (a) Taiwan Hon Chuan Enterprise Co Ltd 937
54,000 (a) Taiwan Speciality Chemicals Corp 561
28,900 (a) Taiyo Ink Manufacturing Co Ltd 1,577
24,600 (a) Taiyo Nippon Sanso Corp 871
49,275 (a) Takasago International Corp 538
231,114 (a) Taseko Mines Ltd 980
101,928 (a) Tata Chemicals Ltd 1,056
5,162,070 (a) Tata Steel Ltd 9,817
391,413 (a) Teck Cominco Ltd (Class B) 17,170
124,700 (a) Teijin Ltd 1,060
16,397 (a),(b) Tessenderlo Chemie NV 499
374,563 (a) ThyssenKrupp AG. 5,168
1,306,000 (a),(b) Tiangong International Co Ltd 448
55,800 (a) Tianqi Lithium Corp 374
183,600 (a) Tianshan Aluminum Group Co Ltd 300
131,554 (a) Time Technoplast Ltd 311
525,000 (a) Tipco Asphalt PCL 237
239,114 (a),(b) Titan America S.A. 3,572
28,487 (a) Titan Cement International S.A. 1,167
12,591 (a) TKG Huchems Co Ltd 159
582,400 (a) TOA Paint Thailand PCL 244
53,503 (a) Toagosei Co Ltd 545
153,029 (a) Tokai Carbon Co Ltd 1,066
49,041 (a),(b) Tokuyama Corp 1,217
72,142 (a) Tokyo Ohka Kogyo Co Ltd 2,357
42,204 (a) Tokyo Steel Manufacturing Co Ltd 416
564,000 (a) Ton Yi Industrial Corp 332
1,402,000 (a) Tongguan Gold Group Ltd 488
560,200 (a) Tongling Nonferrous Metals Group Co Ltd 423
197,300 (a) Toray Industries, Inc 1,259
64,357 (a) Torex Gold Resources, Inc 2,675
207,300 Tosoh Corp 3,067
27,800 (a) Toyo Ink Manufacturing Co Ltd 587
80,800 (a) Toyo Seikan Kaisha Ltd 1,843
44,748 (a) Toyobo Co Ltd 344
47,774 (a) Transcontinental, Inc 675
380,020 (a) Trimas Corp 14,684
577,203 (a) Triple Flag Precious Metals Corp 16,897
506,000 (a) TSRC Corp 269
381,000 (a) Tung Ho Steel Enterprise Corp 760
32,709 (a) Turpaz Industries Ltd 490
1,209,372 UACJ Corp 13,123
72,226 (a),(b) UBE Industries Ltd 1,114
81,839 (a) Ultra Tech Cement Ltd 11,269

SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
148,371 (a) Umicore S.A. $ 2,649
42,086 (a) Uniao de Industrias Petroquimicas S.A. 560
343,546 (a) Universal Cement Corp 346
318,509 (a) UPL Ltd 2,351
75,080 (a),(b) UPM-Kymmene Oyj 2,056
129,890 (a) Usha Martin Ltd 672
385,300 (a) Usinas Siderurgicas de Minas Gerais S.A. (Preference) 306
10,181,683 Vale S.A. 110,153
129,384 (a) Valterra Platinum Ltd 9,222
32,945,092 (a) Vault Minerals Ltd 14,295
946,573 (a) Vedanta Ltd 4,968
11,215 (a) Vetropack Holding AG. 334
51,447 (a) Vicat S.A. 3,621
60,012 (a) Victrex plc 582
16,215 (a) Vidrala S.A. 1,717
20,806 (a) Vinati Organics Ltd 406
22,484 (a) Visne Madencilik Uretim Sanayi VE Ticaret AS. 90
234,879 (a) Vizsla Silver Corp 1,014
81,104 (a) Voestalpine AG. 2,905
88,251 (a),(b) Vulcan Energy Resources Ltd 350
79,332 Vulcan Materials Co 24,404
67,256 (a) Vulcan Steel Ltd 312
26,898 (a) WA1 Resources Ltd 327
14,247 (a),(b) Wacker Chemie AG. 1,078
204,000 (a) Wanguo International Mining Group Ltd 1,016
124,196 (a) Wanhua Chemical Group Co Ltd 1,164
63,753 (a) Welspun Corp Ltd 615
111,580 (a) Wesdome Gold Mines Ltd 1,738
813,992 (a),(d) West African Resources Ltd 1,637
1,702,000 (a) West China Cement Ltd 719
34,428 (a),(b) West Fraser Timber Co Ltd 2,340
39,500 Western Mining Co Ltd 123
15,841 (a) Western Superconducting Technologies Co Ltd 145
8,092,938 (a) Westgold Resources Ltd 23,858
274,019 Westlake Chemical Corp 21,116
381,293 (a) Wheaton Precious Metals Corp 42,669
81,646 (a) Wienerberger AG. 2,643
21,295 (a),(b) Winpak Ltd 624
151,552 Worthington Steel, Inc 4,606
70,115 (a) Xiamen Tungsten Co Ltd 292
80,971 (a) Yamama Cement Co 685
29,505 (a) Yamato Kogyo Co Ltd 1,813
52,086 (a) Yanbu Cement Co 239
192,822 (a) Yanbu National Petrochemical Co 1,797
23,556 (a) Yara International ASA 863
702,913 (a) Yieh Phui Enterprise Co Ltd 360
101,223 (a) Yintai Gold Co Ltd 325
324,375 (a) Yodogawa Steel Works Ltd 2,847
9,285 (a) Youlchon Chemical Co Ltd 195
733,000 (a) Yuen Foong Yu Paper Manufacturing Co Ltd 614
147,500 (a) Yunnan Aluminium Co Ltd 429
65,100 (a) Yunnan Yuntianhua Co Ltd 245
22,027 (a) Zamil Industrial Investment Co 197
66,200 (a) Zangge Mining Co Ltd 544
96,716 (a) Zeon Corp 1,075
1,204,500 (a) Zhaojin Mining Industry Co Ltd 4,818
124,536 (a) Zhejiang Juhua Co Ltd 702
153,800 (a) Zhejiang Longsheng Group Co Ltd 216
46,599 (a) Zhejiang NHU Co Ltd 156
200,100 (a) Zhongjin Gold Corp Ltd 614
25,147 (a),(b) Zignago Vetro S.p.A. 231
3,915,232 (a),(b) Zijin Mining Group Co Ltd 16,370

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
12,766,468 (a) Zijin Mining Group Co Ltd (Class A) $ 52,822
TOTAL MATERIALS 5,944,299
MEDIA & ENTERTAINMENT - 6.8%
113,523 (a) 37 Interactive Entertainment Network Technology Group Co Ltd 347
22,317 (a) 4imprint Group plc 972
582,813 (a) Affle India Ltd 12,792
49,289 (a) AfreecaTV Co Ltd 2,639
9,160,000 (a),(b) Alibaba Pictures Group Ltd 1,258
6,404,759 Alphabet, Inc 1,559,879
7,276,523 Alphabet, Inc (Class A) 1,768,923
404,375 (a) AMC Entertainment Holdings, Inc 1,173
22,900 (a) Anycolor, Inc 872
13,704 (a) Arabian Contracting Services Co 366
91,510 (a) Arnoldo Mondadori Editore S.p.A. 230
38,930 (a) Atlanta Braves Holdings, Inc 1,619
67,023 (a),(b) Atresmedia Corp de Medios de Comunicacion S.A. 441
1,971,959 (a),(c) Auto Trader Group plc 20,949
46,323 Autohome, Inc (ADR) 1,323
7,205,068 (a) Baidu, Inc 119,132
300,874 (a) Baltic Classifieds Group plc 1,254
134,600 (a) Beijing Enlight Media Co Ltd 367
31,388 (a),(b) Better Collective A.S. 400
162,088 (a) Bilibili, Inc 4,583
270,000 (a),(b) Boyaa Interactive International Ltd 233
524,607 (a) Canal& S.A. 1,735
82,200 (a) Cargurus, Inc 3,060
270,919 carsales.com Ltd 6,589
44,598 CD Projekt S.A. 3,325
99,013 (a) Charter Communications, Inc 27,239
56,488 (a) Cheil Worldwide, Inc 817
161,865 (a),(d) Chennai Super Kings Cricket Ltd 13
282,758 (a),(b),(c) China Literature Ltd 1,429
6,068,000 (a),(b) China Ruyi Holdings Ltd 2,316
80,018 (a) CJ CGV Co Ltd 280
8,936 (a) CJ ENM Co Ltd 453
61,050 (a),(c) Cloud Music, Inc 2,032
5,727,846 Comcast Corp (Class A) 179,969
22,900 (a),(b) Cover Corp 283
37,852 (a) CTS Eventim AG. 3,716
48,080 (a),(b) CuriosityStream, Inc 255
325,200 (a) CyberAgent, Inc 3,904
185,241 (a) Cyfrowy Polsat S.A. 709
55,162 (a) Daiichikosho Co Ltd 624
5,935 (a) Dear U Co Ltd 186
58,211 (a),(b) Dena Co Ltd 914
148,800 (a) Dentsu, Inc 3,248
145,417 (a) E Media Holdings Ltd 15
67,090 (a) EchoStar Corp (Class A) 5,123
11,611,500 (a) Elang Mahkota Teknologi Tbk PT 876
453,316 Electronic Arts, Inc 91,434
1,366,031 (a) Embracer Group AB 15,159
125,559 (a),(b) Eutelsat Communications 506
304,920 (a) Eventbrite, Inc 768
102,500 (a) EverQuote, Inc 2,344
73,032 (a) EVT Ltd 631
705,103 (a) Focus Media Information Technology Co Ltd 800
875,915 (a),(b) fuboTV, Inc 3,635
37,300 (a) Fuji Television Network, Inc 884
72,948 (a) Future plc 648
40,630 (a) Gambling.com Group Ltd 332
516,871 (a) Gannett Co, Inc 2,135
83,200 (a) Giant Network Group Co Ltd 529

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
277,050 (a) Gree, Inc $ 821
307,890 (a) Grindr, Inc 4,625
1,809,300 (a),(b) Grupo Televisa S.A. 975
624,943 (a) GungHo Online Entertainment, Inc 11,431
160,900 (a),(b) Hakuhodo DY Holdings, Inc 1,292
488,871 (a) Havas NV 901
100,219 (a) Hello Group, Inc (ADR) 744
64,551 (a) Hemnet Group AB 1,628
15,624 (a) HYBE Co Ltd 2,968
28,291 (a) IAC, Inc 964
572,435 (a) iHeartMedia, Inc 1,643
250,352 (a) Info Edge India Ltd 3,693
1,212,547 (a) Informa plc 15,019
13,384 (a) Innocean Worldwide, Inc 174
194,200 (a) Integral Ad Science Holding Corp 1,975
154,000 International Games System Co Ltd 3,988
26,023 (a) IPSOS 1,163
1,209,539 (a),(b) iQIYI, Inc (ADR) 3,096
2,522,404 (a) ITV plc 2,722
51,382 (a) JC Decaux S.A. 925
89,800 (a) Jiangsu Phoenix Publishing & Media Corp Ltd 133
285,625 (a) JOYY, Inc (ADR) 16,740
23,699 (a) Just Dial Ltd 222
88,611 (a),(b) Juventus Football Club S.p.A 284
21,742 (a) JYP Entertainment Corp 1,160
62,124 (a) Kadokawa Corp 1,514
100,600 (a) Kakaku.com, Inc 1,728
213,949 Kakao Corp 9,110
39,599 (a) Kakao Games Corp 441
10,900 (a),(b) Kinepolis Group NV 411
664,910 Kingsoft Corp Ltd 2,950
947,200 (a) Koei Tecmo Holdings Co Ltd 12,328
19,459 (a),(c) Krafton, Inc 4,063
8,346,400 (a),(c) Kuaishou Technology 90,273
47,700 (a) Kunlun Tech Co Ltd 327
9,816 (a) Liberty Media Corp-Liberty Formula One (Class A) 935
373,254 (a) Liberty Media Corp-Liberty Formula One (Class C) 38,986
8,301 (a) Liberty Media Corp-Liberty Live (Class A) 783
19,647 (a) Liberty Media Corp-Liberty Live (Class C) 1,905
771,470 (a) Lionsgate Studios Corp 5,323
551,035 (a) Louis Hachette Group 1,002
215,616 (a) M6-Metropole Television 3,240
43,800 (a) Madison Square Garden Entertainment Corp 1,982
6,784 (a) Madison Square Garden Sports Corp 1,540
1,144,747 (a),(b) Magnite, Inc 24,933
62,222 (a) Mango Excellent Media Co Ltd 313
356,600 (a),(b),(c) Maoyan Entertainment 365
102,946 (a) Match Group, Inc 3,636
2,137,350 (a) MD Entertainment Tbk PT 680
295,425 (a) MediaAlpha, Inc 3,362
353,400 (a) Megacable Holdings SAB de C.V. 1,139
2,371,500 (a),(c) Meitu, Inc 2,821
3,090,809 Meta Platforms, Inc 2,269,828
1,097,717 (a),(b) MFE-MediaForEurope NV 4,104
30,142 (a),(b) MFE-MediaForEurope NV 154
126,851 (a) MFE-MediaForEurope NV 463
434,990 (a) Mixi Inc 9,355
428,000 (a),(c) Mobvista, Inc 1,152
429,778 (a) Modern Times Group MTG AB 5,037
400,551 (a) Moneysupermarket.com Group plc 1,071
185,976 (a) MultiChoice Group 1,349
137,554 (a) Naver Corp 26,395

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
106,120 (a) Nazara Technologies Ltd $ 304
9,045 (a) NCSoft Corp 1,394
149,000 (a) NetDragon Websoft Holdings Ltd 296
1,438,430 NetEase, Inc 43,688
427,695 (a) Netflix, Inc 512,772
314,655 (a),(c) Netmarble Corp 13,853
577,190 (a) Network18 Media & Investments Ltd 334
101,633 New York Times Co (Class A) 5,834
3,762,000 (a) Newborn Town, Inc 6,302
298,242 News Corp (Class A) 9,159
52,980 News Corp (Class B) 1,830
235,700 (a) Nexon Co Ltd 5,173
21,265 (a) Nexon Games Co Ltd 212
11,871 (a) Nexstar Media Group, Inc 2,347
5,080 (a) NHN Corp 98
4,378,712 (a) Nine Entertainment Co Holdings Ltd 3,499
3,456,810 Nintendo Co Ltd 299,081
43,200 (a) Nippon Television Holdings, Inc 1,151
20,018 (a) NIQ Global Intelligence PLC 314
32,832 Omnicom Group, Inc 2,677
104,150 (a) Paradox Interactive AB 1,940
27,607 (a) Pearl Abyss Corp 698
248,722 (a) Pinterest, Inc 8,001
1,584,400 (a) Plan B Media Pcl 214
485,729 Publicis Groupe S.A. 46,743
58,139 (a) PVR Ltd 704
226,603 (a) QuinStreet, Inc 3,506
37,890 (a) REA Group Ltd 5,794
50,008 (a) Reddit, Inc 11,501
2,260,620 (a) Rightmove plc 21,589
418,053 (a) ROBLOX Corp 57,909
144,385 (a) Roku, Inc 14,457
27,254 (a) RTL Group 1,119
64,820 (a) Saregama India Ltd 343
25,186 (a) Saudi Research & Media Group 1,226
52,207 (a) Schibsted ASA 1,861
75,825 (a) Schibsted ASA (B Shares) 2,548
168,536 (a),(c) Scout24 SE 21,144
321,604 (a) Sea Ltd (ADR) 57,480
444,950 (a) Seek Ltd 8,384
61,300 (a) Septeni Holdings Co Ltd 173
503,850 (a),(b) SES S.A. 3,854
6,392 (a) SHIFT UP Corp 187
6,901 (a),(b) Shochiku Co Ltd 574
14,855 (a) Shutterstock, Inc 310
20,000 (a) Sinclair, Inc 302
119,800 (a) Sky Perfect Jsat Corp 1,128
8,952 (a) SM Entertainment Co Ltd 830
617,600 (a),(b),(d) SMI Holdings Group Ltd 1
283,755 (a) Societe Television Francaise 1 2,893
131,000 (a) Soft-World International Corp 470
26,530 (a),(b) Sphere Entertainment Co 1,648
175,453 (a) Spotify Technology S.A. 122,466
930,900 (a) Square Enix Co Ltd 20,033
56,730 (a) Starz Entertainment Corp 836
40,120 (a) Storytel AB 348
25,235 (a) Stroeer SE & Co KGaA 1,125
8,878 (a) Studio Dragon Corp 284
67,014 (a) Sun TV Network Ltd 395
76,172 (a) Take-Two Interactive Software, Inc 19,680
8,729,854 Tencent Holdings Ltd 743,867
1,636,216 Tencent Music Entertainment Group (ADR) 38,189

SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
380,306 (a) Tips Industries Ltd $ 2,519
28,952 (a) TKO Group Holdings, Inc 5,847
45,500 (a) Toei Animation Co Ltd 939
23,020 (a) Toei Co Ltd 836
23,900 (a) Tokyo Broadcasting System, Inc 906
859,969 (a) TripAdvisor, Inc 13,983
67,452 (a) Trump Media & Technology Group Corp 1,108
2,601,104 (a),(c) Trustpilot Group plc 7,938
17,851 (a) TV Asahi Corp 404
2,450 (a) TX Group AG. 621
1,229,793 (a) Ubisoft Entertainment 14,126
709,442 Universal Music Group NV 20,501
8,538,100 (a) VGI PCL 417
166,068 (a) Vimeo, Inc 1,287
4,210,429 (a) Vivendi Universal S.A. 14,865
4,208,510 Walt Disney Co 481,874
1,508,806 (a) Warner Bros Discovery, Inc 29,467
39,870 (a),(b) Webtoon Entertainment, Inc 774
1,140,300 (a),(b) Weibo Corp (ADR) 14,140
13,027 (a) Wemade Co Ltd 248
956,459 WPP plc 4,768
213,000 (a) XD, Inc 2,221
198,000 (a) Xinhua Winshare Publishing and Media Co Ltd 273
10,159 (a) YG Entertainment, Inc 709
90,177 (a) YouGov plc 363
577,644 (a) ZEE Telefilms Ltd 732
395,464 (a) Ziff Davis, Inc 15,067
TOTAL MEDIA & ENTERTAINMENT 9,256,956
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
473,000 (a),(b),(c) 3SBio, Inc 1,839
39,449 (a) Aarti Pharmalabs Ltd 368
341,000 (a) Abbisko Cayman Ltd 788
2,161,184 AbbVie, Inc 500,401
25,635 (a) ABLBio, Inc 1,715
401,740 (a),(b) Absci Corp 1,221
356,183 (a) Acadia Pharmaceuticals, Inc 7,601
119,810 (a) Aclaris Therapeutics, Inc 228
38,550 (a) Acutaas Chemicals Ltd 573
52,315 (a) ADC Therapeutics S.A. 209
85,886 (a) AddLife AB 1,626
2,218,527 (a) ADMA Biologics, Inc 32,524
16,998 (a) Aether Industries Ltd 144
77,369 Agilent Technologies, Inc 9,930
35,351 (a) Ajanta Pharma Ltd 959
424,000 (a),(c) Akeso, Inc 7,703
6,949 (a) Akums Drugs & Pharmaceuticals Ltd 35
39,863 (a) Alembic Pharmaceuticals Ltd 406
98,559 (a) ALK-Abello A.S. 3,264
11,027 (a) Alkem Laboratories Ltd 674
642,484 (a) Alkermes plc 19,275
57,999 (a) Almirall S.A. 786
196,637 (a) Alnylam Pharmaceuticals, Inc 89,666
380,000 (a),(c) Alphamab Oncology 669
22,986 (a) Alteogen, Inc 7,565
133,001 Amgen, Inc 37,533
1,679,519 (a) Amicus Therapeutics, Inc 13,235
1,239,910 (a) Amneal Pharmaceuticals, Inc 12,411
247,463 (a) ANI Pharmaceuticals, Inc 22,668
426,640 (a) Annexon, Inc 1,301
248,992 (a) Apellis Pharmaceuticals, Inc 5,635
343,200 (a),(b) Aquestive Therapeutics, Inc 1,918
413,114 (a) Arcutis Biotherapeutics, Inc 7,787

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,035,630 (a) Ardelyx, Inc $ 11,216
81,400 (a) Argenx SE 60,037
118,454 (a) Argenx SE 87,520
196,200 (a),(c) Ascentage Pharma Group International 1,952
262,852 (b) Aspen Pharmacare Holdings Ltd 1,475
1,164,800 Astellas Pharma, Inc 12,696
5,453 (a) AstraZeneca Pharma India Ltd 560
2,008,978 AstraZeneca plc 307,777
197,503 AstraZeneca plc (ADR) 15,152
266,070 (a) Astria Therapeutics, Inc 1,937
68,866 (a) Aurobindo Pharma Ltd 843
135,724 (a) Axsome Therapeutics, Inc 16,484
25,394 (a) Bachem Holding AG. 1,890
9,860 (a) Basilea Pharmaceutica 590
205,770 (a) Bausch Health Cos, Inc 1,325
58,783 (a) Bavarian Nordic AS 2,120
150,839 (a),(b) BeiGene Ltd (ADR) 51,391
16,480 (a) Beijing Tiantan Biological Products Corp Ltd 44
106,000 (a) Beijing Tong Ren Tang Chinese Medicine Co Ltd 122
12,300 Beijing Tongrentang Co Ltd 59
21,758 (a) Beijing Wantai Biological Pharmacy Enterprise Co Ltd 173
1,125,400 (a) BeOne Medicines Ltd 30,029
29,262 (a),(b),(c) BioArctic AB 933
399,152 (a) Biocon Ltd 1,535
1,314,770 (a) BioCryst Pharmaceuticals, Inc 9,979
401,904 (a) BioGaia AB 4,591
89,802 (a) Biohaven Ltd 1,348
96,681 (a) BioMarin Pharmaceutical, Inc 5,236
625,513 Bio-Techne Corp 34,797
44,115 (a),(c) BoneSupport Holding AB 1,369
52,267 (a) Bora Pharmaceuticals Co Ltd 1,191
22,082 (a) Boryung 137
76,406 (a) Bridgebio Pharma, Inc 3,969
6,500 (a),(b) Bright Minds Biosciences, Inc 394
308,029 Bristol-Myers Squibb Co 13,892
138,100 (a) Brooks Automation, Inc 3,966
548,614 Bruker BioSciences Corp 17,824
66,283 (a) Cadila Healthcare Ltd 735
693,000 (a) Caliway Biopharmaceuticals Co Ltd 4,186
27,631 (a) Camurus AB 2,018
117,180 (a),(b) Candel Therapeutics, Inc 598
50,600 (a),(b),(c) CanSino Biologics, Inc 322
18,186 (a) Caplin Point Laboratories Ltd 403
114,090 (a),(b) Cardiff Oncology, Inc 235
13,770 (a) Caregen Co Ltd 614
9,412 (a) Caris Life Sciences, Inc 285
260,500 (a),(c) CARsgen Therapeutics Holdings Ltd 644
124,938 (a) Catalyst Pharmaceuticals, Inc 2,461
110,770 (a),(b) Celcuity, Inc 5,472
47,423 (a) Celldex Therapeutics, Inc 1,227
16,722 (a) Celltrion Pharm Inc 640
736,782 (a) Celltrion, Inc 91,160
472,385 (a) Center Laboratories, Inc 605
3,614 (a) Changchun High & New Technology Industry Group, Inc 66
15,351 (a) Charles River Laboratories International, Inc 2,402
12,314 (a) Chemometec A.S. 1,215
1,011,000 (a) China Medical System Holdings Ltd 1,818
496,500 (a),(b),(c) China Resources Pharmaceutical Group Ltd 307
21,080 (a) China Resources Sanjiu Medical & Pharmaceutical Co Ltd 83
250,000 (a) China Shineway Pharmaceutical Group Ltd 269
389 (a),(d) Chinook Therapeutics, Inc  0^
5,171 (a) Chong Kun Dang Pharmaceutical Corp 302

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
37,870 Chongqing Zhifei Biological Products Co Ltd $ 111
345,530 (a) ChromaDex Corp 3,224
253,700 (a) Chugai Pharmaceutical Co Ltd 11,248
15,550 (a) Cidara Therapeutics, Inc 1,489
412,738 Cipla Ltd 7,003
619,270 (a) Codexis, Inc 1,511
323,880 (a) Cogent Biosciences, Inc 4,651
19,523 (a) Concord Biotech Ltd 362
1,335,000 (a) Consun Pharmaceutical Group Ltd 2,926
39,583 (a) Corcept Therapeutics, Inc 3,290
99,700 (a),(b) CorMedix, Inc 1,160
51,846 (a) COSMO Pharmaceuticals NV 4,236
174,975 (a) Crinetics Pharmaceuticals, Inc 7,288
189,422 (a),(b) Cronos Group, Inc 524
396,575 (a) CryoPort, Inc 3,760
190,899 CSL Ltd 25,112
22,780 (a) CSPC Innovation Pharmaceutical Co Ltd 147
4,768,054 (a) CSPC Pharmaceutical Group Ltd 5,743
686,500 (a),(c) CStone Pharmaceuticals 674
34,910 (a) Cullinan Oncology, Inc 207
61,831 (a) CureVac NV 336
10,250 (a) Cytokinetics, Inc 563
3,667 (a) D&D PharmaTech, Inc 531
14,189 (a) Daewoong Co Ltd 223
4,004 (a) Daewoong Pharmaceutical Co Ltd 384
7,431,400 Daiichi Sankyo Co Ltd 167,208
1,670,657 Danaher Corp 331,224
11,871 (a) Dermapharm Holding SE 454
40,320 (a),(b) DiaMedica Therapeutics, Inc 277
104,997 (a) Divi's Laboratories Ltd 6,750
13,571 (a) Dong-E-E-Jiao Co Ltd 90
13,689 (a) DongKook Pharmaceutical Co Ltd 184
2,402 (a),(b) Dottikon Es Holding AG. 914
153,911 (a) Dr Reddy's Laboratories Ltd 2,135
12,400 (a),(b) Duality Biotherapeutics, Inc 579
128,690 (a) Dyne Therapeutics, Inc 1,628
141,000 (a) EirGenix, Inc 326
2,666,568 (a) Elanco Animal Health, Inc 53,705
1,191,585 Eli Lilly & Co 909,179
119,875 (a) Enanta Pharmaceuticals, Inc 1,435
34,908 (a),(c) Eris Lifesciences Ltd 626
71,809 (a) Eurofins Scientific SE 5,237
178,500 (a),(c) Everest Medicines Ltd 1,294
331,958 (a) Evolus, Inc 2,038
99,443 (a) Evotec SE 728
296,993 (a) Exact Sciences Corp 16,248
593,858 (a) Exelixis, Inc 24,526
49,876 (a) FDC Ltd 249
13,503 (a) Financiere de Tubize S.A. 3,125
3,938 (a) Formycon AG. 104
361,200 (a) Fortrea Holdings, Inc 3,041
262,747 (a),(b) Galapagos NV 9,114
816,682 (a) Galderma Group AG. 144,390
61,300 (a) GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS. 273
452,100 (a),(b) Genomma Lab Internacional SAB de C.V. 475
301,386 (a),(b) Genscript Biotech Corp 650
49,454 (a) Genus plc 1,584
26,533 Gerresheimer AG. 1,105
35,376 (a) GI Innovation, Inc 470
1,419,318 Gilead Sciences, Inc 157,544
205,458 (a),(c) Gland Pharma Ltd 4,624
114,758 (a) GlaxoSmithKline Pharmaceuticals Ltd 3,441

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
17,535 (a) Glenmark Life Sciences Ltd $ 184
184,950 (a) Glenmark Pharmaceuticals Ltd 4,070
36,501 (a),(b) GNI Group Ltd 604
760,120 (a) Gossamer Bio, Inc 1,999
927,000 (a),(b) Grand Pharmaceutical Group Ltd 1,015
105,799 (a) Granules India Ltd 618
4,743 (a) Green Cross Corp 438
18,966 (a) Green Cross Holdings Corp 213
1,657,013 GSK plc 35,579
3,870 (a) Gubra A.S. 240
1,055,812 (a) H Lundbeck A.S. 7,680
47,800 (a) Haisco Pharmaceutical Group Co Ltd 360
45,344,619 Haleon plc 204,059
2,289,158 (b) Haleon plc (ADR) 20,534
181,335 (a) Halozyme Therapeutics, Inc 13,299
25,227 (a) Hanall Biopharma Co Ltd 594
6,521 (a) Hangzhou Tigermed Consulting Co Ltd - A 53
4,345 (a) Hanmi Pharm Co Ltd 1,140
311,839 (a),(c) Hansoh Pharmaceutical Group Co Ltd 1,447
476,000 (a),(b),(c) HBM Holdings Ltd 960
38,100 (a) Hisamitsu Pharmaceutical Co, Inc 1,062
10,878 (a) HK inno N Corp 345
18,206 (a) Hlb Pharma Ceutical Co Ltd 175
2,548,684 (a),(b),(d) Hua Han Health Industry Holdings Ltd 3
23,820 (a) Hualan Biological Engineering, Inc 53
4,291 (a) Hugel, Inc 922
24,154 (a) Humanwell Healthcare Group Co Ltd 72
427,000 (a),(b) HUTCHMED China Ltd 1,380
216,600 (a) Hypera S.A. 925
38,201 (a) Illumina, Inc 3,628
2,840 (a) Imeik Technology Development Co Ltd 72
76,860 (a),(b) ImmunityBio, Inc 189
50,023 (a) Incyte Corp 4,242
63,046 (a) Indegene Ltd 399
334,760 (a) Indivior plc 8,071
613,000 (a),(b),(c) InnoCare Pharma Ltd 1,475
1,197,073 (a),(c) Innovent Biologics, Inc 14,905
569,740 (a) Innoviva, Inc 10,398
134,811 (a) Insmed, Inc 19,414
521,100 (a),(b) Iovance Biotherapeutics, Inc 1,131
114,682 (a) Ipca Laboratories Ltd 1,732
79,127 (a) IQVIA Holdings, Inc 15,029
16,856 (a) Jamjoom Pharmaceuticals Factory Co 708
42,616 (a) Jazz Pharmaceuticals plc 5,617
353,295 (a) JB Chemicals & Pharmaceuticals Ltd 6,805
101,811 Jiangsu Hengrui Pharmaceuticals Co Ltd 1,024
2,574,895 Johnson & Johnson 477,437
60,300 (a),(c) Joinn Laboratories China Co Ltd 179
49,061 (a) Jubilant Pharmova Ltd 597
221,679 (a) Kaken Pharmaceutical Co Ltd 5,478
5,346,006 (a) Kalbe Farma Tbk PT 364
4,044 (a) Kangmei Pharmaceutical Co Ltd 1
148,000 (a),(c) Keymed Biosciences, Inc 1,414
22,500 (a) Kissei Pharmaceutical Co Ltd 655
94,373 (a) Krystal Biotech, Inc 16,660
248,719 (a) Kura Oncology, Inc 2,201
17,986 (a) Kuros Biosciences AG. 582
18,481 (a) Kyorin Co Ltd 185
16,102 (a) Laboratorios Farmaceuticos Rovi S.A 1,105
146,000 (a),(b) Laekna, Inc 322
264,635 (a),(c) Laurus Labs Ltd 2,516
17,277 (a) Legend Biotech Corp (ADR) 563

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
19,243 (a) LegoChem Biosciences, Inc $ 1,938
109,821 (a),(b) LENZ Therapeutics, Inc 5,115
572,000 (a),(c) Lepu Biopharma Co Ltd 585
360,109 Lonza Group AG. 240,783
115,000 (a) Lotus Pharmaceutical Co Ltd 982
75,319 (a) Lumosa Therapeutics Co Ltd 713
60,151 (a) Lupin Ltd 1,300
1,615,000 (a),(b),(c) Luye Pharma Group Ltd 707
27,020 (a) Madrigal Pharmaceuticals, Inc 12,393
83,518 (a) Mankind Pharma Ltd 2,293
397,535 (a) MannKind Corp 2,135
123,332 (a) Marksans Pharma Ltd 230
6,785 (a) Medcap AB 409
196,466 (a) Medigen Vaccine Biologics Corp 252
15,788 (a) Medpace Holdings, Inc 8,118
4,079 (a) Medytox, Inc 349
287,900 (a) Mega Lifesciences PCL 276
1,151,192 Merck & Co, Inc 96,620
693,498 (a),(b) Mesoblast Ltd 1,089
6,700 (a) Metsera, Inc 351
5,342 (a) Mettler-Toledo International, Inc 6,558
18,208 (a) Mezzion Pharma Co Ltd 843
5,196 (a) Middle East Pharmaceutical Co 174
11,780 (a) Mineralys Therapeutics, Inc 447
215,570 (a) Mirum Pharmaceuticals, Inc 15,803
10,775 (a) Mochida Pharmaceutical Co Ltd 231
381,450 (a) MoonLake Immunotherapeutics 2,735
16,495 (a) Myriad Genetics, Inc 119
63,593 (a) Natco Pharma Ltd 569
361,614 (a) Natera, Inc 58,209
45,799 (a) Naturecell Co Ltd 669
5,645 (a) Neuland Laboratories Ltd 930
83,566 (a) Neuren Pharmaceuticals Ltd 1,092
30,621 (a) Neurocrine Biosciences, Inc 4,299
38,500 (a) Nippon Shinyaku Co Ltd 870
55,518 (a),(d) NKMax Co Ltd  0^
1,240,733 Novartis AG. 159,531
3,557,704 Novo Nordisk A.S. 198,099
1,610,840 (a),(b) Nuvation Bio, Inc 5,960
224,000 (a),(b),(c) Ocumension Therapeutics 242
12,122 (a) OliX Pharmaceuticals, Inc 827
3,120 (a),(d) OmniAb Operations, Inc  0^
3,120 (a),(d) OmniAb Operations, Inc  0^
688,720 (a) OmniAb, Inc 1,102
222,605 (a) Oneness Biotech Co Ltd 503
32,611 (a) Onesource Specialty Pharma Ltd 677
279,300 (a),(b) Ono Pharmaceutical Co Ltd 3,235
81,710 Organon & Co 873
27,159 (a) Oscotec, Inc 907
422,500 (a) Otsuka Holdings Co Ltd 22,532
361,903 (a),(b) Oxford Nanopore Technologies plc 748
77,000 (a) PeptiDream, Inc 824
16,611 (a) Peptron, Inc 3,571
1,517,474 Pfizer, Inc 38,665
10,322 (a) Pharma Mar S.A. 1,105
75,461 (a) PharmaEssentia Corp 1,279
69,951 (a),(d) Pharmally International Holding Co Ltd  0^
5,427 (a) PharmaResearch Co Ltd 2,333
20,825 (a) Pharmaron Beijing Co Ltd - A 105
530,257 (a) Pharming Group NV 780
17,007 (a),(b) Pharvaris NV 424
220,157 Phibro Animal Health Corp 8,908

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
496,634 (a) Piramal Pharma Ltd $ 1,071
174,458 (a) Polaris Group 211
9,179 (a),(c) PolyPeptide Group AG. 276
303,280 (a),(b) Precigen, Inc 998
40,017 (a) Prestige Consumer Healthcare, Inc. 2,497
19,929 (a) Procter & Gamble Health Ltd 1,416
241,400 (a) Protara Therapeutics, Inc 1,050
126,580 (a) PTC Therapeutics, Inc 7,768
154,866 (a),(b) QIAGEN NV 6,919
462,800 (a),(b) Recursion Pharmaceuticals, Inc 2,258
434,546 (a) Regeneron Pharmaceuticals, Inc 244,332
136,500 (a),(b),(c) Remegen Co Ltd 2,059
21,992 (a) Repligen Corp 2,940
73,001 (a) REVOLUTION Medicines, Inc 3,409
210,650 (a) Rezolute, Inc 1,980
96,751 Richter Gedeon Rt 2,945
65,070 (a) Rigel Pharmaceuticals, Inc 1,843
1,388,108 Roche Holding AG. 462,217
1,033,428 (a) Roivant Sciences Ltd 15,636
159,441 Royalty Pharma plc 5,625
70,398 (a),(c) SAI Life Sciences Ltd 684
11,480 (a) Sam Chun Dang Pharm Co Ltd 1,775
11,748 (a),(c) Samsung Biologics Co Ltd 8,372
41,200 (a) SanBio Co Ltd 699
1,122,567 Sanofi (ADR) 52,985
4,157 (a) Sanofi Consumer Healthcare India Ltd 221
7,152 (a) Sanofi India Ltd 375
2,118,713 Sanofi-Aventis 200,629
1,148,400 (a) Santen Pharmaceutical Co Ltd 12,749
29,346 (a) Sarepta Therapeutics, Inc 565
15,912 (b) Sartorius AG. 3,720
48,352 (a) Saudi Pharmaceutical Industries & Medical Appliances Corp 378
74,351 (a),(b) Sawai Group Holdings Co Ltd 1,010
192,421 (a) Scholar Rock Holding Corp 7,166
27,982 (a) Schott Pharma AG.& Co KGaA 697
24,914 (a) Seegene, Inc 440
82,400 (a) Shandong BoAn Biotechnology Co Ltd 136
17,633 (a) Shanghai Allist Pharmaceuticals Co Ltd 274
44,388 (a) Shanghai Fosun Pharmaceutical Group Co Ltd - A 186
60,700 (a),(c) Shanghai Henlius Biotech, Inc 586
156,737 (a) Shanghai RAAS Blood Products Co Ltd 148
21,125 (a) Shenzhen Salubris Pharmaceuticals Co Ltd 180
27,308 (a) Shilpa Medicare Ltd 233
9,287 (a) Sichuan Biokin Pharmaceutical Co Ltd 491
23,755 (a) Sichuan Kelun Pharmaceutical Co Ltd 123
33,900 (a),(b) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 2,238
30,555 (a) Siegfried Holding AG. 3,070
3,616,000 (a),(b) Sihuan Pharmaceutical Holdings Group Ltd 751
24 (a),(b) Silence Therapeutics plc (ADR)  0^
477,000 (a),(c) Simcere Pharmaceutical Group Ltd 775
2,720,236 Sino Biopharmaceutical Ltd 2,835
8,650 (a) SK Biopharmaceuticals Co Ltd 628
21,529 (a) SK Bioscience Co Ltd 722
10,197 (a) SKAN Group AG. 687
53,108 (a),(b) Sosei Group Corp 358
1,112,000 (a),(b) SSY Group Ltd 417
9,870 (a) ST Pharm Co Ltd 631
44,598 (a) Strides Pharma Science Ltd 413
124,600 (a) Sumitomo Dainippon Pharma Co Ltd 1,444
49,200 (a),(b) Summit Therapeutics, Inc 1,016
748,993 (a) Sun Pharmaceutical Industries Ltd 13,483
43,811 (a),(b) Sunshine Lake Pharma Co Ltd 279

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
99,100 (a) Supernus Pharmaceuticals, Inc $ 4,736
87,992 (a) Suven Pharmaceuticals Ltd 874
51,858 (a),(b) SwedenCare AB 187
439,820 (a) Syndax Pharmaceuticals, Inc 6,767
145,680 (a),(c) Syngene International Ltd 1,023
140,484 (a) TaiMed Biologics, Inc 350
39,833 (a) Takara Bio, Inc 251
1,114,700 (a) Takeda Pharmaceutical Co Ltd 32,739
68,830 (a) Tarsus Pharmaceuticals, Inc 4,091
9,627 (a) Tecan Group AG. 1,744
202,548 (a) Telix Pharmaceuticals Ltd 1,958
34,666 (a),(b) Tempus AI, Inc 2,798
543,033 (a) Terns Pharmaceuticals, Inc 4,078
84,310 (a) TG Therapeutics, Inc 3,046
386,766 Thermo Fisher Scientific, Inc 187,589
521,000 (a) Tong Ren Tang Technologies Co Ltd 318
151,481 (a) Torrent Pharmaceuticals Ltd 6,162
20,113 (a),(b) Towa Pharmaceutical Co Ltd 403
183,000 (a) Travere Therapeutics, Inc 4,374
43,800 (a) Tsumura & Co 1,075
108,000 (a) TTY Biopharm Co Ltd 278
53,500 (a) Twist Bioscience Corp 1,505
37,400 (a),(b) Tyra Biosciences, Inc 523
550,510 UCB S.A. 153,667
312,663 (a) Ultragenyx Pharmaceutical, Inc 9,405
757,562 (a),(b) United Laboratories Ltd 1,466
88,844 (a) United Therapeutics Corp 37,244
20,250 (a),(b) UroGen Pharma Ltd 404
47,690 (a) Vanda Pharmaceuticals, Inc 238
172,080 (a) Vaxcyte, Inc 6,198
211,370 (a) Vera Therapeutics, Inc 6,142
179,170 (a) Veracyte, Inc 6,151
130,282 (a) Vertex Pharmaceuticals, Inc 51,024
1,255,598 Viatris, Inc 12,430
45,892 (a),(b) Viking Therapeutics, Inc 1,206
3,130 (a) Virbac S.A. 1,160
58,274 (a) Vitrolife AB 805
9,404 (a) Voronoi, Inc 1,090
24,719 West Pharmaceutical Services, Inc 6,485
2,410,000 (a) Winteam Pharmaceutical Group Ltd 755
54,308 (a) Wockhardt Ltd 929
1,496,467 (a) WuXi AppTec Co Ltd - A 23,692
90,837 (a),(b),(c) WuXi AppTec Co Ltd - H 1,390
22,399,000 (a),(c) Wuxi Biologics Cayman, Inc 118,278
209,000 (a) WuXi XDC Cayman, Inc 2,111
635,342 (a) Xeris Biopharma Holdings, Inc 5,172
1,049,000 (a),(b) XtalPi Holdings Ltd 1,911
14,842 (a) Yuhan Corp 1,265
34,107 (a) Yunnan Baiyao Group Co Ltd 272
741,900 (a),(b) Zai Lab Ltd 2,541
482,712 (a) Zealand Pharma AS 35,598
12,600 (a) ZERIA Pharmaceutical Co Ltd 173
9,900 (a) Zevra Therapeutics, Inc 94
10,001 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 277
917,489 Zoetis, Inc 134,247
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,372,199
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
152,000 (a) Advancetek Enterprise Co Ltd 211
5,580 (a),(c) Aedas Homes SAU 139
4,045 (a) Africa Israel Residences Ltd 318
43,948 (a) Airport City Ltd 815
28,636 (a) Alandalus Property Co 153

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
2,641,344 Aldar Properties PJSC $ 6,823
303,541 (a) Aliansce Sonae Shopping Centers sa 1,473
528,250 (a),(b),(c) A-Living Smart City Services Co Ltd 200
48,511 (a) Allreal Holding AG. 11,375
121,627 (a) Alony Hetz Properties & Investments Ltd 1,442
34,011 (a),(b) Altus Group Ltd 1,453
634,500 (a) Amata Corp PCL 316
186,465 (a) Amot Investments Ltd 1,394
74,005 (a) Anant Raj Industries Ltd 582
2,316,500 (a) AP Thailand PCL 633
2,325,234 (a),(c) Arabian Centres Co 14,052
1,075,114 (a) Aroundtown S.A. 4,134
72,604 (a) Arriyadh Development Co 572
212,096 (a),(b) Atrium Ljungberg AB 715
120,445 (a) Aura Investments Ltd 799
4,570,008 (a) Ayala Land, Inc 1,914
1,492,912 (a) Barwa Real Estate Co 1,095
12,210 (a) Big Shopping Centers Ltd 2,508
4,328 (a) Blue Square Real Estate Ltd 473
94,276 (a) Brigade Enterprises Ltd 952
4,940,100 (a) Bumi Serpong Damai Tbk PT 315
613,000 (a),(b) C&D International Investment Group Ltd 1,409
1,030,000 (a) C&D Property Management Group Co Ltd 414
27,616 (a) CA Immobilien Anlagen AG. 760
679,498 Capitaland India Trust 632
2,240,735 Capitaland Investment Ltd 4,680
268,930 (a),(b) Castellum AB 3,042
35,827 Catena AB 1,632
490,000 (a) Cathay Real Estate Development Co Ltd 377
174,334 (a) CBRE Group, Inc 27,468
1,371,782 (a) Central Pattana PCL 2,372
3,182,000 (a) China Jinmao Holdings Group Ltd 632
312,527 (a) China Merchants Shekou Industrial Zone Holdings Co Ltd 447
1,134,000 (a) China Overseas Grand Oceans Group Ltd 363
2,623,786 (a) China Overseas Land & Investment Ltd 4,832
895,000 (a) China Overseas Property Holdings Ltd 580
2,232,102 (a) China Resources Land Ltd 8,700
478,000 (a),(c) China Resources Mixc Lifestyle Services Ltd 2,536
1,609,938 (a),(b) China Vanke Co Ltd 1,152
393,419 (a) China Vanke Co Ltd (Class A) 382
115,000 (a) Chong Hong Construction Co Ltd 288
50,805 (b) Cibus Nordic Real Estate AB 915
12,802,780 (a) Ciputra Development Tbk PT 715
370,300 City Developments Ltd 1,986
60,892 (a),(b) Citycon Oyj 234
1,379,769 (a) CK Asset Holdings Ltd 6,682
31,454 (a) Colliers International Group, Inc 4,919
1,250,090 (a) Commercial Real Estate Co KSC 848
1,960,969 (a) Compass, Inc 15,747
1,439,467 (a),(b) Corem Property Group AB 631
668,200 (a),(b) Corp Inmobiliaria Vesta SAB de C.V. 1,891
384,319 (a) CoStar Group, Inc 32,425
1,722,000 (a) Country Garden Services Holdings Co Ltd 1,462
107,100 (a) Crowell Development Corp 102
612,347 (a) Cushman & Wakefield plc 9,749
145,176 (a) D B Realty Ltd 264
46,070 (a) Daito Trust Construction Co Ltd 1,011
214,966 (a) Da-Li Development Co Ltd 347
363,768 (a) Dar Al Arkan Real Estate Development Co 1,934
310,000 (a) Delpha Construction Co Ltd 307
922,284 (a) Deyaar Development PJSC 251
320,432 (a) Dios Fastigheter AB 2,225

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
522,599 (a) DLF Ltd $ 4,199
20,353 (a),(b) DREAM Unlimited Corp 303
860,800 (a) Eco World Development Group BHD 449
26,337 (a) Electra Real Estate Ltd 400
680,617 (a) Emaar Development PJSC 2,494
122,988 (a) Emaar Economic City 456
11,617,848 (a) Emaar Properties PJSC 41,277
26,853 (a),(c) Entra ASA 320
4,118,000 (a),(c) Evergrande Property Services Group Ltd 625
365,470 (b) eXp World Holdings, Inc 3,896
143,736 (a),(b) Fabege AB 1,215
208,000 (a) Farglory Land Development Co Ltd 424
754,081 (a) Fastighets AB Balder 5,403
35,843 (a) FastPartner AB 193
28,629 (a) FirstService Corp 5,455
17,915 (a) Forestar Group, Inc 476
961,271 (a) Fortress REIT Ltd 1,284
60,105 (a) Gazit Globe Ltd 220
6,236,000 (a),(b) Gemdale Properties & Investment Corp Ltd 156
103,971 (a) Godrej Properties Ltd 2,307
9,480 (a),(b) Goldcrest Co Ltd 215
534,507 (a) Grainger plc 1,399
52,895 (a) Grand City Properties S.A. 699
728,000 (a) Greentown China Holdings Ltd 886
1,186,000 (a) Greentown Service Group Co Ltd 762
1,106,800 (a),(b) Guangzhou R&F Properties Co Ltd 98
332,100 (a) Hainan Airport Infrastructure Co Ltd 195
573,000 (a) Hang Lung Group Ltd 1,080
25,822,479 Hang Lung Properties Ltd 28,925
16,315,400 (a),(d) Hanson International Tbk PT  0^
30,244 (a) Heiwa Real Estate Co Ltd 483
1,299,349 (a) Henderson Land Development Co Ltd 4,577
2,723 (a) Hiag Immobilien Holding AG. 382
1,073,622 (a) Highwealth Construction Corp 1,420
30,114 (a) Hiyes International Co Ltd 85
280,100 (a),(b) Hong Fok Corp Ltd 174
1,196,000 Hongkong Land Holdings Ltd 7,571
1,015,477 (a) Hopson Development Holdings Ltd 450
13,104 (a) Howard Hughes Holdings, Inc 1,077
210,840 (a) Huaku Development Co Ltd 665
90,141 (a),(b) Hufvudstaden AB (Series A) 1,215
133,200 (a) Hulic Co Ltd 1,459
419,696 Hysan Development Co Ltd 858
158,925 (a) Ichigo Holdings Co Ltd 453
185,500 (a) Iguatemi S.A. 853
25,564 (a) IMMOFINANZ AG. 559
406,933 (a) Indiabulls Real Estate Ltd 423
51,660 (a) Intea Fastigheter AB 381
14,645 (a) Intershop Holding AG. 2,887
1,162,100 (a) IOI Properties Group Bhd 578
128,855 (a) Israel Canada T.R Ltd 569
2,896 (a) Isras Holdings Ltd 325
898 (a) Isras Investment Co Ltd 239
210,417 (a) I-Sunny Construction & Development Co Ltd 393
567,984 (a) IWG plc 1,712
16,082 (a) Jones Lang LaSalle, Inc 4,797
10,000 (a),(b) Kasumigaseki Capital Co Ltd 648
41,152 (a) Katitas Co Ltd 779
1,420,300 (a) KE Holdings, Inc 9,258
2,580,097 KE Holdings, Inc (ADR) 49,022
20,900 (a) Keihanshin Building Co Ltd 231
630,731 Kennedy-Wilson Holdings, Inc 5,248

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
435,500 (a) Kerry Properties Ltd $ 1,165
11,807 (a) Keystone Realtors Ltd 78
222,200 (a) Kindom Development Co Ltd 263
34,864 (a) Knowledge Economic City Co 120
103,704 (a),(b) Kojamo Oyj 1,321
531,195 (a) Kuwait Real Estate Co KSC 675
134,830 (a) Lamda Development S.A. 1,230
5,727,600 (a) Land and Houses PCL 764
11,561 (a) LEG Immobilien SE 921
470,912 (a) Lend Lease Corp Ltd 1,711
109,943 (a) Leopalace21 Corp 531
228,057 (a) Lighthouse Properties plc 104
1,461,593 (a),(c) Longfor Group Holdings Ltd 2,227
473,782 (a) Mabanee Co SAK 1,528
208,343 (c) Macrotech Developers Ltd 2,665
1,295,300 (a) Mah Sing Group BHD 343
63,301 (a) Mahindra Lifespace Developers Ltd 252
66,508 (a) Makkah Construction & Development Co 1,582
35,779 (a),(b),(d) Mapeley Ltd  0^
900,750 (a) Matrix Concepts Holdings Bhd 302
31,680 (a) Max Estates Ltd 166
833,100 (a) MBK PCL 448
16,379 (a) Mega Or Holdings Ltd 887
8,221,000 (a) Megaworld Corp 281
19,846 (a) Melisron Ltd 2,395
51,025 (a) Milpa 155
313,772 Mitsubishi Estate Co Ltd 7,212
8,662,199 Mitsui Fudosan Co Ltd 94,298
443,460 (a) Mivne Real Estate KD Ltd 1,728
43,625,900 (a) MNC Tourism Indonesia Tbk PT 471
5,609 (a) Mobimo Holding AG. 2,307
2,178 (a) Morguard Corp 181
215,300 (a) Multiplan Empreendimentos Imobiliarios S.A. 1,176
920,785 (a) National Real Estate Co KPSC 239
413,604 (a) NEPI Rockcastle NV 3,312
99,104 (a) NESCO Ltd 1,463
1,435,000 (a),(b) New World Development Co Ltd 1,439
977,663 (a) Newmark Group, Inc 18,233
25,248 (a),(b) Nexity 328
419,100 (a) Nomura Real Estate Holdings, Inc 2,671
25,880 (a),(b) NP3 Fastigheter AB 693
131,965 (a) Nyfosa AB 1,153
38,902 (a) Oberoi Realty Ltd 693
141,700 (a) Onewo, Inc 443
269,250 (a) OSK Holdings BHD 88
13,271,400 (a) Pakuwon Jati Tbk PT 300
85,592 (a),(b) Pandox AB 1,638
506,213 (a) Parque Arauco S.A. 1,282
30,375 (a) Patrizia Immobilien AG. 257
95,539 (a) PEXA Group Ltd 989
139,012 Phoenix Mills Ltd 2,434
38,766 (a) Platzer Fastigheter Holding AB 284
482,362 (a) Poly Developments and Holdings Group Co Ltd 534
101,600 (a) Poly Property Development Co Ltd 455
1,773,000 (a) Poly Property Group Co Ltd 398
3,595 (a) Prashkovsky Investments and Construction Ltd 145
119,936 (a) Prestige Estates Projects Ltd 2,040
1,075,000 (a) Prince Housing & Development Corp 323
43,088 (a) PSP Swiss Property AG. 7,413
46,047 (a) Puravankara Ltd 137
5,632,100 (a) Quality Houses PCL 237
733,000 (a),(b) Radiance Holdings Group Co Ltd 252

SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
1,188,886 (a) RAK Properties PJSC $ 479
25,195 (a) Raymond Realty Ltd 163
199,958 (a) Re/Max Holdings, Inc 1,886
788,634 (a) Real Brokerage, Inc 3,297
69,328 (a) Relo Group, Inc 836
205,950 (a) Retal Urban Development Co 659
189,028 (a) RMR Group, Inc 2,973
1,565,100 (a) Robinsons Land Corp 401
793,000 (a) Ruentex Development Co Ltd 772
133,950 Sagax AB 2,798
255,892 (a) Sakura Development Co Ltd 408
281,375 (a) Salhia Real Estate Co KSCP 363
820,698 (a),(b) Samhallsbyggnadsbolaget i Norden AB 449
11,623,600 (a) Sansiri PCL 524
118,221 (a) Saudi Real Estate Co 500
104,653 Savills plc 1,343
1,898,000 (a) Seazen Group Ltd 623
293,192 (a) Shanghai Jinqiao Export Processing Zone Development Co Ltd 224
63,700 (a) Shanghai Zhangjiang High-Tech Park Development Co Ltd 493
2,584,000 (a),(b) Shenzhen Investment Ltd 296
1,520,000 (a),(b) Shoucheng Holdings Ltd 492
3,562,500 (a) Shui On Land Ltd 339
22,816 (a) SignatureGlobal India Ltd 271
2,414,000 (a) Sime Darby Property Bhd 845
2,609,557 Sino Land Co 3,299
236,000 (a) Sinyi Realty, Inc 186
1,152,744 Sirius Real Estate Ltd 1,515
6,942,788 (a) SM Prime Holdings 2,678
31,999 (a) Sobha Ltd 555
1,961,500 (a) SP Setia BHD 481
25,800 (a) Starts Corp, Inc 886
199,916 (a),(b) StorageVault Canada, Inc 743
5 Sumitomo Realty & Development Co Ltd  0^
28,261 (a) Summit Real Estate Holdings Ltd 546
15,161 (a) Sumou Real Estate Co 163
173,280 (a) Sun Frontier Fudousan Co Ltd 2,741
1,286,143 Sun Hung Kai Properties Ltd 15,384
5,574,000 (a),(b) Sunac China Holdings Ltd 1,217
1,022,000 (a),(c) Sunac Services Holdings Ltd 215
58,429 (a) Sunteck Realty Ltd 273
1,044,600 (a) Supalai PCL 587
61,035 (a) Swiss Prime Site AG. 8,550
133,945 TAG Tegernsee Immobilien und Beteiligungs AG. 2,317
79,917 (a) Taiba Investments Co 884
503,751 (a) Talaat Moustafa Group 599
54,201 (a) TARC Ltd 96
359,693 Tokyo Tatemono Co Ltd 7,200
434,300 Tokyu Fudosan Holdings Corp 3,590
20,443 (a) Tosei Corp 480
1,361,200 (a) UEM Sunrise Bhd 246
1,612,364 (a) Union Properties PJSC 359
1,446,676 (a) United Development Co QSC 397
342,100 (a) UOL Group Ltd 2,072
10,646 VGP NV 1,194
363,413 Vonovia SE 11,357
285,255 (a),(b) Wallenstam AB 1,326
6,704,900 (a) WHA Corp PCL 739
773,000 (a) Wharf Holdings Ltd 2,211
1,417,000 (a) Wharf Real Estate Investment Co Ltd 4,184
218,921 (a) Wihlborgs Fastigheter AB 2,143
580,642 (a),(b) Yanlord Land Group Ltd 334
7,581 (a) YH Dimri Construction & Development Ltd 873

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
45,500 (a) Youngor Group Co Ltd $ 47
1,183,000 (a),(b) Yuexiu Property Co Ltd 791
455,000 (a) Yuexiu Services Group Ltd 155
36,000 (a) Yungshin Construction & Development Co Ltd 104
21,011 (a) Zillow Group, Inc (Class A) 1,564
68,489 (a) Zillow Group, Inc (Class C) 5,277
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 699,133
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.7%
5,000 (a) ABLEPRINT TECHNOLOGY CO Ltd 176
11,835 (a) ACM Research Shanghai, Inc 337
54,260 (a) ACM Research, Inc 2,123
233,656 (a) ADATA Technology Co Ltd 1,209
51,000 (a) Advanced Echem Materials Co Ltd 1,499
315,785 (a) Advanced Micro Devices, Inc 51,091
25,514 (a) Advanced Micro-Fabrication Equipment, Inc China 1,076
65,000 (a) Advanced Wireless Semiconductor Co 247
2,848,900 Advantest Corp 281,878
26,000 (a) Airoha Technology Corp 445
85,621 Aixtron AG. 1,493
378,000 (a) Alchip Technologies Ltd 43,423
51,835 (a) Allegro MicroSystems, Inc 1,514
293,204 (a),(b) Alphawave IP Group plc 738
121,047 (a) Ambarella, Inc 9,989
276,509 (a) Amkor Technology, Inc 7,853
19,951 (a) Amlogic Shanghai Co Ltd 313
76,201 (a) ams-OSRAM AG. 1,079
325,932 Analog Devices, Inc 80,081
32,000 (a) Andes Technology Corp 325
81,000 (a) AP Memory Technology Corp 910
1,431,486 Applied Materials, Inc 293,082
319,000 (a) Ardentec Corp 893
123,570 (a),(b) ARM Holdings plc (ADR) 17,484
2,287,925 (a) ASE Technology Holding Co Ltd 12,493
28,454 (a) ASM International NV 17,162
236,300 (a) ASM Pacific Technology 2,492
27,000 (a) ASMedia Technology, Inc 1,322
697,971 ASML Holding NV 680,652
23,000 (a) ASPEED Technology, Inc 3,825
52,979 (a) Astera Labs, Inc 10,373
44,581 (a) BE Semiconductor Industries NV 6,675
7,921 (a) Bestechnic Shanghai Co Ltd 332
84,200 (a),(b) Black Sesame International Holding Ltd 224
199,569 (a) Borosil Renewables Ltd 1,289
8,964,943 Broadcom, Inc 2,957,624
17,173 (a) Cambricon Technologies Corp Ltd 3,213
22,335 (a) Camtek Ltd 2,348
259,500 (a) Chang Wah Technology Co Ltd 294
11,538 (a),(d) China Energy Savings Technology, Inc  0^
61,423 (a) China Resources Microelectronics Ltd 481
495,000 (a) Chipbond Technology Corp 902
550,000 (a) ChipMOS Technologies, Inc 534
21,492 (a) Cirrus Logic, Inc 2,693
314,978 (a) Credo Technology Group Holding Ltd 45,864
183,580 (a) CSI Solar Co Ltd 348
38,200 (a),(b) Daqo New Energy Corp (ADR) 1,075
23,148 (a) DB HiTek Co Ltd 940
10,272 (a) Duk San Neolux Co Ltd 346
225,000 (a) Elan Microelectronics Corp 964
94,000 (a) Elite Advanced Laser Corp 847
154,000 (a) Elite Semiconductor Microelectronics Technology, Inc 371
5,450 (a) Elmos Semiconductor SE 527
43,000 (a) eMemory Technology, Inc 2,861

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
462,000 (a) Ennostar, Inc $ 598
53,607 (a) Enphase Energy, Inc 1,897
63,128 Entegris, Inc 5,837
6,091 (a) Eo Technics Co Ltd 1,015
12,098 (a) Eugene Technology Co Ltd 604
280,000 (a) Everlight Electronics Co Ltd 588
184,913 (a) Faraday Technology Corp 968
33,233 (a),(b) Ferrotec Holdings Corp 897
42,753 (a) First Solar, Inc 9,428
80,550 (a) Fitipower Integrated Technology, Inc 453
85,700 (a) Flat Glass Group Co Ltd 208
105,000 (a) FocalTech Systems Co Ltd 231
25,200 (a) Formosa Sumco Technology Corp 84
71,000 (a) Foxsemicon Integrated Technology, Inc 707
74,179 (a) GalaxyCore, Inc 188
15,739,000 (a),(b) GCL Technology Holdings Ltd 2,650
23,244 (a) GemVax & Kael Co Ltd 835
29,134 (a) GigaDevice Semiconductor, Inc 876
59,000 (a) Global Mixed Mode Technology, Inc 454
60,000 (a) Global Unichip Corp 2,658
43,275 (a) GLOBALFOUNDRIES, Inc 1,551
178,395 (a) Globalwafers Co Ltd 2,747
14,000 (a) Grand Plastic Technology Corp 723
822,900 (a) Greatech Technology Bhd 418
2,401,000 (a) Greatek Electronics, Inc 4,984
51,457 (a) Gudeng Precision Industrial Co Ltd 586
37,578 (a) Hana Micron, Inc 595
94,218 (a) Hangzhou First Applied Material Co Ltd 208
77,944 (a) Hangzhou Silan Microelectronics Co Ltd 345
29,673 (a) Hanmi Semiconductor Co Ltd 2,046
34,994 (a) HPSP Co Ltd 842
503,531 (a),(b),(c) Hua Hong Semiconductor Ltd 5,174
15,329 (a) Hwatsing Technology Co Ltd 357
94,835 (a) Hygon Information Technology Co Ltd 3,386
612,518 Hynix Semiconductor, Inc 151,842
830,049 (a) Ichor Holdings Ltd 14,542
130,081 (a) Impinj, Inc 23,512
1,787,200 (a) Inari Amertron Bhd 883
1,314,456 Infineon Technologies AG. 51,566
19,856 (a) Ingenic Semiconductor Co Ltd 249
4,835,281 Intel Corp 162,224
8,787 (a) ISC Co Ltd 488
458,000 (a) ITE Technology, Inc 2,014
125,000 (a) ITH Corp 175
104,517 (a) JA Solar Technology Co Ltd 193
219,513 (a) Japan Material Co Ltd 2,706
85,100 (a) JCET Group Co Ltd 528
59,000 (a) Jentech Precision Industrial Co Ltd 4,707
381,314 (a) Jinko Solar Co Ltd 299
28,100 (a),(b) JinkoSolar Holding Co Ltd (ADR) 675
21,576 (a) Jusung Engineering Co Ltd 476
1,800,000 (a) King Yuan Electronics Co Ltd 9,739
244,000 (a) Kinsus Interconnect Technology Corp 865
193,089 KLA Corp 208,266
39,485 (a) Koh Young Technology, Inc 407
133,700 (a) Kokusai Electric Corp 3,792
3,428,090 Lam Research Corp 459,021
58,000 (a) LandMark Optoelectronics Corp 874
449,400 (a) Lasertec Corp 61,480
57,630 (a) Lattice Semiconductor Corp 4,225
37,626 (a) LEENO Industrial, Inc 1,383
312,666 (a) LONGi Green Energy Technology Co Ltd 792

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
15,486 (a) Loongson Technology Corp Ltd $ 344
7,380 (a) LX Semicon Co Ltd 287
16,840 (a) M31 Technology Corp 253
25,000 (a) Machvision, Inc 432
63,848 (a) MACOM Technology Solutions Holdings, Inc 7,948
1,351,000 (a) Macronix International 1,115
57,600 (a) Malaysian Pacific Industries Bhd 394
61,000 (a) Marketech International Corp 492
182,933 Marvell Technology, Inc 15,379
313,719 (a) MaxLinear, Inc 5,045
2,492,865 MediaTek, Inc 108,115
10,689 (a) Megachips Corp 536
15,379 (a) Melexis NV 1,226
1,836,028 Microchip Technology, Inc 117,910
685,532 Micron Technology, Inc 114,703
19,100 (a) Micronics Japan Co Ltd 757
83,030 (a) Mitsui High-Tec, Inc 435
12,720 (a) MKS Instruments, Inc 1,574
9,297 Monolithic Power Systems, Inc 8,559
47,135 (a) Montage Technology Co Ltd 1,029
64,000 (a) MPI Corp 3,632
913,000 (a) Nanya Technology Corp 2,201
129,845 (a) National Silicon Industry Group Co Ltd 472
29,178 (a) NAURA Technology Group Co Ltd 1,859
99,763 (a) Nexchip Semiconductor Corp 489
5,995 (a) NEXTIN, Inc 212
130,627 (a) Nordic Semiconductor ASA 2,013
67,138 (a) Nova Measuring Instruments Ltd 21,350
399,758 (a) Novatek Microelectronics Corp Ltd 5,612
132,000 (a) Nuvoton Technology Corp 274
28,558,405 Nvidia Corp 5,328,427
176,910 NXP Semiconductors NV 40,288
84,125 (a) ON Semiconductor Corp 4,148
20,724 (a) Onto Innovation, Inc 2,678
18,752 (a) Optorun Co Ltd 210
328,000 (a) Orient Semiconductor Electronics Ltd 509
240,000 (a) Pan Jit International, Inc 560
306,000 (a) Parade Technologies Ltd 7,484
156,340 (a) Penguin Solutions, Inc 4,109
124,000 (a) Phison Electronics Corp 2,883
112,000 (a) Phoenix Silicon International Corp 667
12,655 (a) Piotech, Inc 464
103,000 (a) Pixart Imaging, Inc 825
2,472,000 (a) Powerchip Semiconductor Manufacturing Corp 2,071
513,000 (a) Powertech Technology, Inc 2,471
3,526 (a) PSK, Inc 115
16,531 (a) Qorvo, Inc 1,506
244,555 QUALCOMM, Inc 40,684
335,000 (a) Radiant Opto-Electronics Corp 1,581
297,883 (a) Rambus, Inc 31,039
53,000 (a) Raydium Semiconductor Corp 485
337,261 (a) Realtek Semiconductor Corp 6,106
3,074,900 (a) Renesas Electronics Corp 35,377
1,122,921 (a),(b) Rigetti Computing, Inc 33,452
17,800 (a) Rockchip Electronics Co Ltd 567
257,300 (b) Rohm Co Ltd 3,841
73,270 (a) Rorze Corp 1,099
9,400 (a) RS Technologies Co Ltd 235
8,142 (a) S&S Tech Corp 287
213,800 (a) Sanan Optoelectronics Co Ltd 469
16,113 (a) Sanken Electric Co Ltd 782
519,410 (a) Semtech Corp 37,112

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
22,059 (a) SG Micro Corp $ 259
25,200 (a) Shenzhen Goodix Technology Co Ltd 293
9,500 (a) Shibaura Mechatronics Corp 837
34,000 (a) ShunSin Technology Holding Ltd 175
4,893,000 (a) Sigurd Microelectronics Corp 14,664
226,960 (a) Silergy Corp 1,933
292,200 (a) Silicon Integrated Systems Corp 552
10,575 (a) Siltronic AG. 583
425,000 (a) Sino-American Silicon Products, Inc 1,626
79,000 (a) Sitronix Technology Corp 565
129,069 (a),(b) SkyWater Technology, Inc 2,408
29,703 Skyworks Solutions, Inc 2,287
13,010 (a) SMA Solar Technology AG. 331
135,900 (a) Socionext, Inc 2,554
20,307 (a) SOITEC 932
410,861 (a) STMicroelectronics NV 11,613
12,523 (a) SUESS MicroTec SE 450
264,400 Sumco Corp 2,811
14,813 (a) Taesung Co Ltd 276
44,557,458 Taiwan Semiconductor Manufacturing Co Ltd 1,935,479
1,218,131 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 340,212
164,081 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 209
123,203 (a),(b) Technoprobe S.p.A 1,217
23,625 (a) TechWing, Inc 994
31,846 Teradyne, Inc 4,383
1,228,387 Texas Instruments, Inc 225,692
147,261 (a),(d) Tianshui Huatian Technology Co Ltd 244
4,237 (a) Tokai Carbon Korea Co Ltd 529
319,700 Tokyo Electron Ltd 56,672
30,000 (a) Tokyo Seimitsu Co Ltd 2,030
65,948 (a) TongFu Microelectronics Co Ltd 373
181,639 (a) Tongwei Co Ltd 570
132,611 (a) Topco Scientific Co Ltd 1,371
48,600 (a) Towa Corp 701
83,165 (a) Tower Semiconductor Ltd (Tel Aviv) 5,932
20,000 (a),(b) Tri Chemical Laboratories, Inc 394
98,843 (a) Trina Solar Co Ltd 242
1,746,000 (a),(d) Trony Solar Holdings Co Ltd 2
5,757 (a) u-blox Holding AG. 978
35,244 (a) Ulvac, Inc 1,531
436,300 (a) UMS Holdings Ltd 471
35,229 (a) Unigroup Guoxin Microelectronics Co Ltd 448
341,600 (a) Unisem M Bhd 229
7,774,071 United Microelectronics Corp 11,695
9,143 Universal Display Corp 1,313
54,000 (a) UPI Semiconductor Corp 375
775,301 (a) Vanguard International Semiconductor Corp 2,610
24,101 (a) Verisilicon Microelectronics Shanghai Co Ltd 622
158,000 (a) Via Technologies, Inc 290
77,000 (a) VisEra Technologies Co Ltd 712
109,000 (a) Visual Photonics Epitaxy Co Ltd 580
516,400 (a) ViTrox Corp Bhd 461
54,131 (a) WAAREE Energies Ltd 2,027
23,036 (a) Websol Energy System Ltd 321
54,334 (a) Will Semiconductor Co Ltd 1,159
268,000 (a) Win Semiconductors Corp 822
2,396,000 (a) Winbond Electronics Corp 2,694
18,000 (a) WinWay Technology Co Ltd 1,349
23,150 (a) WONIK IPS Co Ltd 777
48,550 (a),(c) X-Fab Silicon Foundries SE 393
74,243 (a) Xinjiang Daqo New Energy Co Ltd 301
124,000 (a) XinTec, Inc 589

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
3,146,337 (a),(b) Xinyi Solar Holdings Ltd $ 1,388
19,710 (a) YC Corp 190
54,906 (a) Zhejiang Jingsheng Mechanical & Electrical Co Ltd 352
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 14,455,640
SOFTWARE & SERVICES - 8.7%
310,987 (a) 360 Security Technology, Inc 496
877,265 Accenture plc 216,334
91,200 (a) ACI Worldwide, Inc 4,813
97,208 (a) Addnode Group AB 1,088
239,933 Adeia, Inc 4,031
2,913 (a) Adesso SE 335
35,689 (a) Adobe, Inc 12,589
124,890 (a),(b) Airship AI Holdings, Inc 646
12,050 (a) Al Moammar Information Systems Co 443
105,678 (a),(c) Alfa Financial Software Holdings plc 332
155,130 (a),(b) Alkami Technology, Inc 3,853
23,175 (a) Alten 1,916
118,879 Amdocs Ltd 9,754
1,019,720 (a) Amplitude, Inc 10,931
9,260 (a) Appfolio, Inc 2,553
105,100 (a) Appian Corp 3,213
249,700 (a) Appier Group, Inc 2,622
38,170 (a),(b) Applied Digital Corp 876
101,028 (a) AppLovin Corp 72,593
16,607 (a) Arabian Internet & Communications Services Co 1,140
49,600 (a) Argo Graphics, Inc 415
289,600 (a),(b),(c) AsiaInfo Technologies Ltd 364
42,270 (a) Asseco Poland S.A. 2,332
64,044 (a) Atea ASA 923
156,235 (a) Atlassian Corp Ltd 24,951
10,672 (a) Atoss Software AG. 1,380
8,094 (a) Aubay 456
13,574 (a) AurionPro Solutions Ltd 174
440,348 (a) Aurora Innovation, Inc 2,373
56,872 (a) Bechtle AG. 2,629
91,700 (a) Beijing Fourth Paradigm Technology Co Ltd 817
19,415 (a) Beijing Kingsoft Office Software, Inc 866
113,110 (a),(b) BigBear.ai Holdings, Inc 737
38,820 (a) BILL Holdings, Inc 2,056
133,351 (a) Birlasoft Ltd 531
115,390 (a),(b) Bit Digital, Inc 346
66,141 (a),(b) Bitdeer Technologies Group 1,130
2,510,058 (a) Bitfarms Ltd 7,088
22,933 (a) Black Box Ltd 133
124,240 (a) Blackbaud, Inc 7,990
417,110 (a),(b) BlackBerry Ltd 2,035
159,480 (a) Box, Inc 5,146
419,099 (a) Braze, Inc 11,919
180,668 (a),(b) Bytes Technology Group plc 968
44,300 (a) Cadence Design Systems, Inc 15,561
131,396 (a) Cafe24 Corp 3,891
22,425 (a) CANCOM SE 690
389,825 (a) Cap Gemini S.A. 56,867
169,423 (a) Catapult Group International Ltd 771
9,668 (a) cBrain A.S. 276
230,374 (a) CCC Intelligent Solutions Holdings, Inc 2,099
15,363 (a) CE Info Systems Ltd 285
1,469,837 (a) Cellebrite DI Ltd 27,236
15,499 (a) Cerillion plc 315
139,152 (a) CGI, Inc 12,394
26,000 (a),(b) Change Holdings, Inc 200
51,624 (a) Check Point Software Technologies 10,682

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
39,100 (a) China National Software & Service Co Ltd $ 274
1,838,000 (a) Chinasoft International Ltd 1,489
119,660 (a) Cipher Mining, Inc 1,506
19,847 (a) Circle Internet Group, Inc 2,631
98,040 (a),(b) Cleanspark, Inc 1,422
198,530 Clear Secure, Inc 6,627
463,775 (a) Clearwater Analytics Holdings, Inc 8,357
131,673 (a) Cloudflare, Inc 28,256
239,266 (a) Coforge Ltd 4,292
245,018 (a) Commvault Systems, Inc 46,254
49,588 (a) Computacenter plc 1,796
55,082 (a),(b) Computer Modelling Group Ltd 248
112,900 (a) Confluent, Inc 2,235
18,932 (a) Constellation Software, Inc 51,394
51,046 (a) Crowdstrike Holdings, Inc 25,032
69,030 (a),(b) CS Disco, Inc 446
28,641 (a) CyberArk Software Ltd 13,838
325,100 (a) Cybozu, Inc 7,506
68,430 (a) Cyient Ltd 883
399,418 (a) Dassault Systemes SE 13,437
126,203 (a) Data#3 Ltd 767
192,865 (a) Datadog, Inc 27,464
217,651 (a) Descartes Systems Group, Inc 20,494
7,800 (a),(b) Digital Arts, Inc 405
207,013 (a) Digital Garage, Inc 5,060
136,610 (a) Digital Turbine, Inc 874
12,006 (a) Docebo, Inc 328
11,620 Dolby Laboratories, Inc (Class A) 841
207,375 (a) Domo, Inc 3,285
13,210 (a) Douzone Bizon Co Ltd 839
88,800 (a) DTS Corp 786
172,420 (a),(b) D-Wave Quantum, Inc 4,260
76,773 (a) DXC Technology Co 1,046
80,100 (a) Elastic NV 6,768
16,618 (a) Elm Co 3,968
19,200 (a) Empyrean Technology Co Ltd 342
5,621 (a) EMRO, Inc 165
33,476 (a) Enghouse Systems Ltd 503
8,093 (a) Fair Isaac Corp 12,111
409,900 (a) Fastly, Inc 3,505
99,266 (a),(b) Figma, Inc 5,149
276,400 (a) Five9, Inc 6,689
31,463 (a) Formula Systems 1985 Ltd 4,374
35,100 (a) Freee KK 834
857,576 (a) Freshworks, Inc 10,094
10,260,100 (a) Fujitsu Ltd 240,685
38,800 (a) Future Architect, Inc 609
31,558 (a) Gartner, Inc 8,296
198,945 (a) GB Group plc 608
725,300 (a) GDS Holdings Ltd 3,541
151,400 (a) GDS Holdings Ltd (ADR) 5,859
3,337,761 Gen Digital, Inc 94,759
12,591 (a) GFT Technologies SE 270
114,101 (a),(b) Gitlab, Inc 5,144
366,070 (a),(b) Globant S.A. 21,005
50,370 (a) GMO internet, Inc 1,232
57,895 (a) GoDaddy, Inc 7,922
290,483 (a) Guidewire Software, Inc 66,770
147,102 (a) Hansen Technologies Ltd 571
52,456 (a) Happiest Minds Technologies Ltd 314
655,490 HCL Technologies Ltd 10,233
93,193 (a) Hexaware Technologies Ltd 704

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
2,850,000 (a),(b) Horizon Robotics, Inc $ 3,500
103,082 (a) HubSpot, Inc 48,222
73,052 (a) Hundsun Technologies, Inc 356
161,640 (a),(b) Hut 8 Corp 5,627
4,334 (a) Hyundai Autoever Corp 472
80,767 (a) IBEX Holdings Ltd 3,273
103,783 (a) Iflytek Co Ltd 820
96,520 (a) Imergent, Inc 627
60,571 (a),(b) Indra Sistemas S.A. 2,712
281,000 (a) INESA Intelligent Tech, Inc 217
44,146 (a) Informatica, Inc 1,097
79,620 (a),(b) Information Services Group, Inc 458
20,748 (a) Information Services International-Dentsu Ltd 910
2,290,980 Infosys Technologies Ltd 37,262
338,000 (a),(b) Inspur International Ltd 405
334,820 (a) Intellect Design Arena Ltd 3,677
18,690 (b) InterDigital, Inc 6,452
217,364 International Business Machines Corp 61,331
445,345 Intuit, Inc 304,131
36,455 (a) Ionos SE 1,706
523,501 (a) Iress Market Technology Ltd 3,055
40,850 (a) Isoftstone Information Technology Group Co Ltd 318
496,090 (a) Jamf Holding Corp 5,308
34,400 (a) Jiangsu Hoperun Software Co Ltd 295
226,857 (a) Justsystems Corp 7,347
69,570 (a) Kainos Group plc 884
125,529 (a) Kinaxis, Inc 16,204
13,117,495 (a) Kingdee International Software Group Co Ltd 29,416
1,772,000 (a),(b) Kingsoft Cloud Holdings Ltd 1,793
30,118 (a) Kontron AG. 973
122,047 (a) KPIT Technologies Ltd 1,510
97,416 (a) Kyndryl Holdings, Inc 2,925
109,340 (a),(b) Lightspeed Commerce, Inc 1,263
179,406 (a) LINK Mobility Group Holding ASA 533
161,249 (a) LiveRamp Holdings, Inc 4,376
51,885 (a),(c) LTIMindtree Ltd 3,018
3,479 (a) Macquarie Technology Group Ltd 147
17,875 (a) Magic Software Enterprises Ltd 363
30,660 (a) Manhattan Associates, Inc 6,285
45,470 (a),(b) Marathon Digital Holdings, Inc 830
47,300 (a) Marketingforce Management Ltd 318
176,881 (a) Mastek Ltd 4,374
26,246 (a) Matrix IT Ltd 923
105,605 (a) Meeza QSTP LLC 96
337,695 (a) Megaport Ltd 3,532
11,593,845 Microsoft Corp 6,005,032
111,034 (a),(b) MicroStrategy, Inc (Class A) 35,776
671,000 (a) Ming Yuan Cloud Group Holdings Ltd 317
47,167 (a) Mitsubishi Research Institute, Inc 1,651
24,657 (a) Monday.com Ltd 4,776
35,088 (a) Money Forward, Inc 1,419
75,032 (a) Mphasis Ltd 2,249
6,371 (a) Nagarro SE 390
852,000 (a),(b),(d) National Agricultural Holdings Ltd 1
266,688 (a),(b) NCC Group plc 530
779,300 (a) NEC Corp 24,945
35,048 (a) Nemetschek SE 4,574
31,327 (a),(c) Netcompany Group A.S. 1,195
50,636 (a) Newgen Software Technologies Ltd 508
484,541 (a) NEXTDC Ltd 5,436
38,364 (a) Nice Systems Ltd 5,558
54,538 Nihon Unisys Ltd 2,225

SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
52,600 (a) Nippon System Development Co Ltd $ 1,237
11,107 (a),(b) Northern Data AG. 230
51,284 (a),(b) NS Solutions Corp 1,251
185,279 (a) Nuix Ltd 360
153,110 (a) Nutanix, Inc 11,390
131,300 (a) OBIC Business Consultants Ltd 8,077
153,778 (a) Objective Corp Ltd 2,033
35,299 (a) One Software Technologies Ltd 862
247,113 (a) Ooma, Inc 2,963
179,007 (a) Open Text Corp (Toronto) 6,691
1,244,546 Oracle Corp 350,016
9,623 (a) Oracle Financial Services Software Ltd 911
418,192 (a),(b) Pagaya Technologies Ltd 12,416
1,863,876 (a) Palantir Technologies, Inc 340,008
2,161,447 (a) Palo Alto Networks, Inc 440,114
76,900 Pegasystems, Inc 4,422
88,340 (a) Perfect Presentation For Commercial Services Co 262
76,057 (a) Persistent Systems Ltd 4,139
610,285 (a) Phoenix Group plc 226
14,600 (a),(b) PKSHA Technology, Inc 381
13,726 (a) Planisware S.A. 316
19,900 (a) Plus Alpha Consulting Co Ltd 336
199,680 (a) Porch Group, Inc 3,351
36,648 (a) POSCO DX Co Ltd 549
26,486 Progress Software Corp 1,164
50,172 (a) PTC, Inc 10,186
216,324 (a) Q2 Holdings, Inc 15,660
14,886 (a),(b) QT Group Oyj 801
243,033 (a) Radware Ltd 6,438
133,800 (a) Rakus Co Ltd 1,230
59,600 (a) Range Intelligent Computing Technology Group Co Ltd 449
31,556 (a) Rategain Travel Technologies Ltd 229
15,553 (a) Red Violet, Inc 813
17,575 (a) Reply S.p.A 2,509
179,600 (a) RingCentral, Inc 5,090
205,820 (a),(b) Riot Platforms, Inc 3,917
953,406 (a) Riskified Ltd 4,462
255,322 Roper Industries, Inc 127,327
20,591 (a) Route Mobile Ltd 183
48,898 (a) Rubrik, Inc 4,022
584,087 (a) Sage Group plc 8,665
25,324 (a),(b) SailPoint, Inc 559
491,720 (a),(b) Sakura Internet, Inc 10,517
650,187 Salesforce, Inc 154,094
112,999 (a) Samsara, Inc 4,209
29,634 (a) Samsung SDS Co Ltd 3,469
51,300 (a) Sansan, Inc 662
1,616,182 SAP AG. 432,761
26,321 (a) Sapiens International Corp NV 1,131
1,315 (a) Secunet Security Networks AG. 295
733,205 (a) SEMrush Holdings, Inc 5,191
812,710 (a) SentinelOne, Inc 14,312
435,580 (a) ServiceNow, Inc 400,856
91,722 (a) Shanghai Baosight Software Co Ltd 300
1,589,265 (a) SHIFT, Inc 13,451
539,683 (a) Shopify, Inc (Class A) 80,202
2,588,963 (a) Shopify, Inc (Class A) 384,633
983,775 (a) SimilarWeb Ltd 9,149
32,700 (a) Simplex Holdings, Inc 960
491,559 (a),(c) Sinch AB 1,590
216,577 (a) SiteMinder Ltd 1,032
1,642,664 (a) Snowflake, Inc 370,503

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
215,606 (a) Softcat plc $ 4,586
113,107 (a) Sonata Software Ltd 441
11,027 Sopra Group S.A. 2,105
208,650 (a),(b) SoundHound AI, Inc 3,355
22,190 (a) SoundThinking, Inc 268
351,600 (a) Sprinklr, Inc 2,714
187,748 (a) Sprout Social, Inc 2,426
23,047 (a) SPS Commerce, Inc 2,400
560,224 (a),(b) SUNeVision Holdings Ltd 494
184,583 (a) Synopsys, Inc 91,071
3,355,412 (a) Systena Corp 12,008
161,000 (a) Systex Corp 641
41,798 (a) Tanla Platforms Ltd 309
694,213 (a) Tata Consultancy Services Ltd 22,596
24,313 (a) Tata Elxsi Ltd 1,432
1,554,495 (a) Tata Technologies Ltd 11,725
104,768 (a),(c) TeamViewer SE 1,070
375,529 (a) Tech Mahindra Ltd 5,931
290,800 (a) TechMatrix Corp 4,256
966,651 (a) Technology One Ltd 24,609
71,700 (a) Telos Corp 490
57,430 Temenos Group AG. 4,664
160,000 (a) Tenable Holdings, Inc 4,666
572,844 (a) Teradata Corp 12,322
215,730 (a),(b) Terawulf, Inc 2,464
82,354 (a),(b) Tietoenator Oyj 1,490
46,578 (a) TomTom NV 294
376,952 TOTVS S.A. 3,253
374,976 (a) Truecaller AB 1,657
3,475,582 (a) Tuya, Inc (ADR) 8,585
516,094 (a) UiPath, Inc 6,905
336,097 (a),(b) Unity Software, Inc 13,457
50,000 (a) Verint Systems, Inc 1,012
35,505 (a) VeriSign, Inc 9,926
26,277 (a),(b) Vitec Software Group AB 927
415,316 (a),(b) VNET Group, Inc (ADR) 4,290
1,170,000 (a),(b) Vobile Group Ltd 898
49,986 (a),(b) VTEX 219
5,804 (a),(b) Wavestone 329
20,345,000 (a),(b),(c) Weimob, Inc 7,360
184,000 (a),(b) WellCell Holdings Co Ltd 244
12,559 (a),(b) Wiit S.p.A 287
15,300 (a) WingArc1st, Inc 338
1,823,965 (a) Wipro Ltd 4,921
143,950 WiseTech Global Ltd 8,606
33,235 (a) Wix.com Ltd 5,904
255,499 (a) Workday, Inc 61,506
264,779 (a) Workiva, Inc 22,792
118,028 (a) Xero Ltd 12,316
129,287 (a) Yonyou Network Technology Co Ltd 285
37,360 (a),(b) Yubico AB 539
47,386 (a) Zaggle Prepaid Ocean Services Ltd 185
88,458 (a) Zensar Technologies Ltd 761
684,644 (a) Zeta Global Holdings Corp 13,604
25,133 (a) Zinka Logistics Solutions Ltd 177
94,463 (a) Zscaler, Inc 28,307
41,200 (a) Zuken, Inc 1,364
TOTAL SOFTWARE & SERVICES 11,760,246
TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
551,444 (a) AAC Technologies Holdings, Inc 3,238
58,000 (a) Ability Opto-Electronics Technology Co Ltd 202
33,100 (a) Accelink Technologies Co Ltd 311

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
348,402 (a) Accton Technology Corp $ 12,048
2,003,532 Acer, Inc 2,041
24,000 (a) Adlink Technology, Inc 48
330,543 (a) Advantech Co Ltd 3,479
25,006 (a) Ai Holdings Corp 473
58,000 (a) All Ring Tech Co Ltd 735
112,000 (a) Alpha Networks, Inc 107
124,800 (a),(b) Alps Electric Co Ltd 1,580
4,414 (a) ALSO Holding AG. 1,340
39,950 (a) Amano Corp 1,132
2,637,019 Amphenol Corp (Class A) 326,331
22,360 (a) Anker Innovations Technology Co Ltd 384
836,193 (a),(b) Anritsu Corp 10,643
1,287,120 (a),(d) Anxin-China Holdings Ltd 2
15,955,497 (f) Apple, Inc 4,062,748
69,935 (a),(b) Applied Optoelectronics, Inc 1,813
1,452,000 (a) Arcadyan Technology Corp 10,494
2,583,689 (a) Arista Networks, Inc 376,469
343,580 (a) Arlo Technologies, Inc 5,824
10,409 (a) Arrow Electronics, Inc 1,259
177,000 (a) Asia Optical Co, Inc 926
228,000 Asia Vital Components Co Ltd 7,416
103,000 (a) ASROCK, Inc 949
26,174 (a) Astra Microwave Products Ltd 290
487,026 (a) Asustek Computer, Inc 10,760
14,502 (a) AT&S Austria Technologie & Systemtechnik AG. 383
4,192,827 (a) AU Optronics Corp 1,886
50,000 (a) AURAS Technology Co Ltd 1,390
23,565 (a),(c) Avalon Technologies Ltd 268
106,500 (a) Avary Holding Shenzhen Co Ltd 842
17,101 Avnet, Inc 894
337,000 (a) Azbil Corp 3,195
49,572 (a) Barco NV 789
1,126,000 (a),(d) Benq Corp 1,114
14,310 (a) BK Technologies Corp 1,209
1,621,337 (a) BOE Technology Group Co Ltd 949
931,000 (a),(b) BOE Varitronix Ltd 670
269,000 (a) Brother Industries Ltd 4,495
7,965,439 (a),(b) BYD Electronic International Co Ltd 42,226
2,365,300 (a) CalComp Electronics Thailand PCL 403
97,670 (a) Calix, Inc 5,994
150,900 (a) Canon Electronics, Inc 2,782
39,090 (a) Canon Marketing Japan, Inc 1,581
380,947 (a) Catcher Technology Co Ltd 2,286
55,411 CDW Corp 8,826
157,949 (a) Celestica, Inc 38,868
278,000 (a) Chang Wah Electromaterials, Inc 365
4,862,000 (a) Channel Well Technology Co Ltd 12,921
80,345 (a) Chaozhou Three-Circle Group Co Ltd 525
489,000 (a) Chenbro Micom Co Ltd 9,572
207,000 (a) Cheng Uei Precision Industry Co Ltd 324
88,000 (a) Chenming Mold Industry Corp 344
486,000 (a) Chicony Electronics Co Ltd 2,207
489,600 (a),(d) China Fiber Optic Network System Group Ltd 1
129,557 (a) China Greatwall Technology Group Co Ltd 309
302,515 (a) China Railway Signal & Communication Corp Ltd 229
287,000 (a) Chroma ATE, Inc 5,477
18,000 (a) Chunghwa Precision Test Tech Co Ltd 1,146
979 (a) Cicor Technologies Ltd 226
512,956 (a) Ciena Corp 74,722
3,626,056 Cisco Systems, Inc 248,095
152,000 (a),(b) Citizen Watch Co Ltd 1,030

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
275,000 (a) Clevo Co $ 376
133,832 (a) Codan Ltd 2,612
165,685 Cognex Corp 7,506
64,607 (a) Coherent Corp 6,959
5,616 Comet Holding AG. 1,375
931,952 (a) CommScope Holding Co, Inc 14,427
2,912,524 (a) Compal Electronics, Inc 3,112
6,329,000 (a) Compeq Manufacturing Co Ltd 15,307
178,000 (a) Coretronic Corp 643
162,313 Corning, Inc 13,315
16,941 (a) CosmoAM&T Co Ltd 469
208,000 (a),(b) Cowell e Holdings, Inc 1,041
13,581 (a) Cyient DLM Ltd 65
26,641 (a) Daeduck Electronics Co Ltd 538
8,723 (a) Daejoo Electronic Materials Co Ltd 411
60,870 (a) Daiwabo Co Ltd 1,213
20,280 (a) Daktronics, Inc 424
170,482 (a) DataTec Ltd 593
126,999 Dell Technologies, Inc 18,005
2,119,170 (a) Delta Electronics Thailand PCL 10,402
2,184,673 (a) Delta Electronics, Inc 61,542
125,903 (a) Dexerials Corp 1,931
69,697 (a),(b) Dicker Data Ltd 453
69,575 (a) Diebold Nixdorf, Inc 3,968
102,000 (a) Dynapack International Technology Corp 1,257
592,247 E Ink Holdings, Inc 4,705
18,548 (a) Eizo Nanao Corp 274
367,456 (a) Elecom Co Ltd 4,576
201,000 (a) Elite Material Co Ltd 8,135
78,679 (a) Ennoconn Corp 763
40,780 (a) Eoptolink Technology, Inc Ltd 2,109
1,685,896 (b) Ericsson (LM) (B Shares) 13,969
614,298 (a) Everdisplay Optronics Shanghai Co Ltd 251
76,832 (a) Evertz Technologies Ltd 662
359,730 (a),(b) Evolv Technologies Holdings, Inc 2,716
730,201 (a) Extreme Networks, Inc 15,079
11,222 (a) F5 Networks, Inc 3,627
29,900 (a) Fabrinet 10,902
247,000 (a) FIH Mobile Ltd 557
54,000 (a) First Hi-Tec Enterprise Co Ltd 570
203,000 (a) FLEXium Interconnect, Inc 416
2,246,274 (a) Flextronics International Ltd 130,217
38,000 (a) Fositek Corp 1,252
552,924 (a) Foxconn Industrial Internet Co Ltd 5,163
6,443,000 (a) Foxconn Technology Co Ltd 14,944
1,811,700 FUJIFILM Holdings Corp 45,054
16,400 (a) Furuno Electric Co Ltd 627
13,700 (a) Furuya Metal Co Ltd 259
171,000 (a) General Interface Solution Holding Ltd 353
63,000 (a) Genius Electronic Optical Co Ltd 888
72,365 (a) Genus Power Infrastructures Ltd 253
313,000 (a) Getac Holdings Corp 1,600
371,000 (a) Gigabyte Technology Co Ltd 3,660
231,392 (a) Global Brands Manufacture Ltd 916
160,922 (a) GoerTek, Inc 853
259,400 (a) Gold Circuit Electronics Ltd 3,738
134,136 (a) GRG Banking Equipment Co Ltd 262
104,597 (a) Guangzhou Haige Communications Group, Inc Co 192
9,700 (a),(b) Hakuto Co Ltd 254
585,344 (a) Halma plc 27,248
223,200 (a) Hamamatsu Photonics KK 2,413
637,300 (a) Hana Microelectronics PCL (Foreign) 449

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
194,440 (a) Hannstar Board Corp $ 587
1,669,000 (a) HannStar Display Corp 447
25,172 (a) Hanwha Industrial Solutions Co Ltd 955
782,810 (a) Harmonic, Inc 7,969
121,800 (a) Hengtong Optic-electric Co Ltd 394
550,840 Hewlett Packard Enterprise Co 13,529
1,234,043 (a) Hexagon AB 14,726
502,000 (a) High Tech Computer Corp 987
7,500 (a) Hioki EE Corp 308
124,100 (a) Hirose Electric Co Ltd 15,438
25,733 (a),(b) HMS Networks AB 1,136
13,894,640 Hon Hai Precision Industry Co, Ltd 99,210
25,399 (a) Horiba Ltd 2,147
349,500 (a) Hosiden Corp 5,550
397,286 HP, Inc 10,818
46,300 (a) Huagong Tech Co Ltd 604
31,500 (a) Huaqin Technology Co Ltd 469
89,800 (a) Ibiden Co Ltd 5,432
169,000 (a) I-Chiun Precision Industry Co Ltd 452
13,022 (a) Inficon Holding AG. 1,545
7,516 (a),(b) Ingram Micro Holding Corp 162
62,224 (a) Innodisk Corp 676
5,202,641 (a) InnoLux Display Corp 2,467
60,500 (a) Inspur Electronic Information Industry Co Ltd 636
81,300 (a) Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira 180
1,875,172 (a) Inventec Co Ltd 2,829
357,329 (a),(b) IonQ, Inc 21,976
4,987 (a) IPG Photonics Corp 395
41,293 (a) IsuPetasys Co Ltd 2,107
161,000 (a) ITEQ Corp 563
402,800 (a) ITMAX SYSTEM Bhd 430
141,458 (a) Itron, Inc 17,620
12,681 (a) Ituran Location and Control Ltd 453
47,441 Jabil Inc 10,303
596,142 (a) Japan Aviation Electronics Industry Ltd 10,119
38,473 (a) Jenoptik AG. 781
30,788 (a) Jeol Ltd 1,055
55,000 (a) Jess-Link Products Co Ltd 294
17,909 (a) JNTC Co Ltd 314
30,000 (a) Kaga Electronics Co Ltd 718
22,545 (a) Kaynes Technology India Ltd 1,793
744,200 (a) KCE Electronics PCL 524
519,200 (a) Keyence Corp 193,433
34,143 (a) Keysight Technologies, Inc 5,972
39,000 (a) King Slide Works Co Ltd 4,236
484,500 (a) Kingboard Chemical Holdings Ltd 1,717
645,000 (a) Kingboard Laminates Holdings Ltd 1,021
828,000 (a) Kinpo Electronics 531
136,087 (a) Kitron ASA 797
144,763 (a) Knowles Corp 3,374
341,600 (a) Konica Minolta Holdings, Inc 1,215
495,800 (a) Kyocera Corp 6,660
20,837 (a) Landis&Gyr Group AG. 1,692
69,625 (a) Largan Precision Co Ltd 5,388
458,600 (a),(c) Legend Holdings Corp 673
371 (a) LEM Holding S.A. 224
4,732,399 Lenovo Group Ltd 7,012
217,023 (a) Lens Technology Co Ltd 1,026
208,316 (a) LG Display Co Ltd 2,139
9,039 (a) LG Innotek Co Ltd 1,213
304,684 (a) Lingyi iTech Guangdong Co 701
1,460,277 (a) Lite-On Technology Corp 8,302

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
34,527 (a) Littelfuse, Inc $ 8,943
90,440 Logitech International S.A. 9,948
58,000 (a) Lotes Co Ltd 2,965
19,982 (a) Lotte Energy Materials Corp 323
379,390 (a) Lumentum Holdings, Inc 61,731
1,962,956 (a) LuxNet Corp 14,030
314,024 (a) Luxshare Precision Industry Co Ltd 2,868
102,621 (a) Macnica Holdings, Inc 1,420
6,500 (a),(b) Maruwa Co Ltd 1,698
31,100 (a) Maxell Holdings Ltd 448
19,842 (a) Maxscend Microelectronics Co Ltd 232
43,191 (a) MCJ Co Ltd 401
15,100 (a) Meiko Electronics Co 1,003
75,441 (a) Methode Electronics, Inc 570
198,000 (a),(b),(d) MH Development Ltd  0^
487,200 (a) Micro-Star International Co Ltd 1,862
491,020 (a) Mirion Technologies, Inc 11,421
700,700 (a) Mitac Holdings Corp 2,030
468,608 Motorola Solutions, Inc 214,290
907,600 (a) Murata Manufacturing Co Ltd 17,230
121,836 (a),(b) Mycronic AB 2,793
155,000 (a) Nan Ya Printed Circuit Board Corp 1,158
816,000 (a) Nationgate Holdings Bhd 238
34,626 (a) Nayax Ltd 1,654
124,384 (a) NCAB Group AB 654
26,183 (a) Neopost S.A. 404
84,030 NetApp, Inc 9,954
12,025 (a) Netweb Technologies India Ltd 495
54,347 (a) Next Vision Stabilized Systems Ltd 2,464
32,450 (a) Nichicon Corp 324
71,615 (a) Ninestar Corp 237
50,576 (a) Nippon Electric Glass Co Ltd 1,658
26,860 (a) Nissha Printing Co Ltd 259
124,290 (a) nLight, Inc 3,683
20,372 (a) Nohmi Bosai Ltd 519
1 (a) Nokia Corp (ADR)  0^
3,098,863 (a) Nokia Oyj 14,902
20,082 (a) NORBIT ASA 371
142,900 (a) OFILM Group Co Ltd 263
764,536 (a) Oki Electric Industry Co Ltd 8,323
119,500 (a) Omron Corp 3,280
38,560 (a) OSI Systems, Inc 9,611
232,880 (a) Ouster, Inc 6,299
45,846 (a) Oxford Instruments plc 1,144
317,000 (a) Pan-International Industrial 568
3,586 (a) Park Systems Corp 661
623,000 (a) PAX Global Technology Ltd 460
1,408,915 (a) Pegatron Corp 3,282
111,685 (a) PG Electroplast Ltd 632
153,032 (a) Plexus Corp 22,142
33,000 (a) Posiflex Technology, Inc 249
1,047,429 (a) Powerfleet, Inc 5,489
345,000 (a) Primax Electronics Ltd 892
151,198 (a) Promate Electronic Co Ltd 244
130,812 (a) Pure Storage, Inc 10,963
363,000 (a) Q Technology Group Co Ltd 783
1,863,390 (a) Quanta Computer, Inc 17,850
151,000 (a) Quanta Storage, Inc 571
66,110 (a) Quantum Computing, Inc 1,217
19,696 (a) Ralliant Corp 861
57,073 (a) Raspberry PI Holdings plc 315
436,885 (a) Redington Ltd 1,395

SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
30,117 (a) Renishaw plc $ 1,448
14,047 (a) Restar Holdings Corp 249
358,800 Ricoh Co Ltd 3,159
88,400 (a) Rigaku Holdings Corp 536
26,352 (a) Riken Keiki Co Ltd 555
29,796 (a) Riso Kagaku Corp 244
196,600 (a) RoboSense Technology Co Ltd 1,065
6,740 (a) Robotis Co Ltd 776
20,559 (a) Ryoyo Ryosan Holdings, Inc 415
38,776 (a) Samsung Electro-Mechanics Co Ltd 5,353
10,438,493 Samsung Electronics Co Ltd 625,791
562,691 Samsung Electronics Co Ltd (Preference) 26,706
208,088 (a) Samsung SDI Co Ltd 30,457
41,008 (a) SanDisk Corp 4,601
113,345 (a) Sanmina Corp 13,047
40,000 (a) Scientech Corp 522
161,103 Seagate Technology Holdings plc 38,030
225,700 (a) Seiko Epson Corp 2,887
7,145 (a),(c) Sensirion Holding AG. 541
20,027 (a) Seojin System Co Ltd 306
223,000 (a) Sercomm Corp 743
6,313 (a),(b) Sesa S.p.A 643
6,000 (a) SES-imagotag S.A. 1,803
10,970 (a) Shanghai Friendess Electronic Technology Corp Ltd 238
102,984 (a) Shengyi Technology Co Ltd 785
28,949 (a) Shennan Circuits Co Ltd 885
43,200 (a) Shenzhen Kinwong Electronic Co Ltd 384
46,303 (a) Shenzhen Transsion Holdings Co Ltd 615
125,000 (a) Simplo Technology Co Ltd 1,521
180,000 (a) Sinbon Electronics Co Ltd 1,364
56,057 (a) Softwareone Holding AG. 576
86,022 (a) Softwareone Holding AG. 888
73,000 (a) Solomon Technology Corp 342
23,743 (a) SOLUM Co Ltd 295
32,438 (a) Solus Advanced Materials Co Ltd 177
74,760 (a) Spectris plc 4,134
403,699 (a) Spirent Communications plc 1,080
7,923,630 (a) Sterlite Technologies Ltd 10,126
9,500 (a),(b) Sun Corp 526
497,549 Sunny Optical Technology Group Co Ltd 5,771
216,264 (a),(b) Super Micro Computer, Inc 10,368
423,277 (a) Supreme Electronics Co Ltd 619
70,841 (a) Suzhou Dongshan Precision Manufacturing Co Ltd 715
27,804 (a) Suzhou TFC Optical Communication Co Ltd 659
867,621 (a) Synnex Technology International Corp 1,803
61,224 (a) Syrma SGS Technology Ltd 529
193,000 (a) Taiwan Surface Mounting Technology Corp 664
169,000 (a) Taiwan Union Technology Corp 1,758
93,140 (a),(b) Taiyo Yuden Co Ltd 2,080
789,429 (a) TCL Technology Group Corp 479
361,599 TD SYNNEX Corp 59,212
1,385,800 (a) TDK Corp 20,068
356,841 TE Connectivity plc 78,337
57,332 (a),(c) Tejas Networks Ltd 378
119,000 (a) Test Research, Inc 700
50,000 (a) Thinking Electronic Industrial Co Ltd 282
58,416 (a) Tobii Dynavox AB 709
15,900 (a),(b) Tokyo Electron Device Ltd 320
2,296,640 (a) Tong Hsing Electronic Industries Ltd 8,782
15,685 (a) Toshiba TEC Corp 321
167,000 (a) Transcend Information, Inc 605
46,327 (a) Trimble Inc 3,783

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
1,239,000 (a) Tripod Technology Corp $ 12,262
453,914 (a) TTM Technologies, Inc 26,145
225,000 (a) TXC Corp 673
1,758 (a) Ubiquiti, Inc 1,161
895,011 (a) Unimicron Technology Corp 4,485
120,891 (a) Unisplendour Corp Ltd 515
525,412 (a) Unitech Printed Circuit Board Corp 463
37,000 (a) Universal Microwave Technology, Inc 546
1,588,000 (a) Venture Corp Ltd 17,174
1,278,739 (a) Viasat, Inc 37,467
37,600 (a) Victory Giant Technology Huizhou Co Ltd 1,515
993,748 Vishay Intertechnology, Inc 15,204
674,532 Vontier Corp 28,310
2,543,184 (a) VS Industry Bhd 358
515,042 (a) VSTECS Holdings Ltd 711
114,685 (a) Vtech Holdings Ltd 924
376,500 (a) Wacom Co Ltd 2,076
144,000 (a) Wah Lee Industrial Corp 453
224,000 (a) Walsin Technology Corp 772
4,818,000 (a) Wasion Holdings Ltd 7,851
570,558 (a) Western Digital Corp 68,501
42,684 (a) Wingtech Technology Co Ltd 279
190,500 (a),(d) Wintek Corp  0^
2,060,000 (a) Wistron Corp 9,572
1,017,524 (a) Wistron NeWeb Corp 3,910
76,049 (a) Wiwynn Corp 8,333
1,106,519 (a) WPG Holdings Ltd 2,407
503,252 (a) WT Microelectronics Co Ltd 2,329
187,508 (a) Wuhan Guide Infrared Co Ltd 326
79,632 (a) WUS Printed Circuit Kunshan Co Ltd 826
15,180,400 (a),(c) Xiaomi Corp 105,503
15,750 (a),(d) Ya Hsin Industrial Co Ltd  0^
1,146,600 (a) Yageo Corp 6,430
181,500 (a),(b),(c) Yangtze Optical Fibre and Cable Joint Stock Ltd 1,109
56,465 (a) Yealink Network Technology Corp Ltd 294
21,410 (a) Zebra Technologies Corp (Class A) 6,362
136,818 (a) Zhejiang Dahua Technology Co Ltd 388
35,452 (a) Zhejiang Supcon Technology Co Ltd 275
463,558 (a) Zhen Ding Technology Holding Ltd 2,535
45,992 (a) Zhongji Innolight Co Ltd 2,625
167,503 (a) ZTE Corp 1,078
527,199 (a),(b) ZTE Corp (Class H) 2,403
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 8,165,838
TELECOMMUNICATION SERVICES - 1.1%
796,671 (a) Advanced Info Service PCL 7,154
2,398,873 (a),(c) Airtel Africa plc 7,878
12,446,484 (a) America Movil SAB de C.V. 13,029
80,936 (a),(b) AST SpaceMobile, Inc 3,972
12,869,885 AT&T, Inc 363,446
202,917 (a) Aussie Broadband Ltd 777
1,888,606 (a) Axiata Group Bhd 1,203
50,991 (a),(b) BCE, Inc 1,191
1,544,604 (a) Bezeq Israeli Telecommunication Corp Ltd 2,959
3,818,915 Bharti Airtel Ltd 80,768
393,391 (a) Blue Label Telecoms Ltd 273
3,573,705 (a) BT Group plc 9,194
88,582 (a) Cellcom Israel Ltd 883
300,364 (c) Cellnex Telecom S.A. 10,404
23,300 (a) Chief Telecom, Inc 315
3,070,991 (a),(c) China Tower Corp Ltd 4,527
1,344,700 (a) China United Network Communications Ltd 1,042
6,417,653 Chunghwa Telecom Co Ltd 28,093

SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
1,348,641 (a) Citic Telecom International Holdings Ltd $ 421
11,137 (a) Cogeco Communications, Inc 512
1,824,200 (a) Converge Information and Communications Technology Solutions, Inc 392
4,262,300 (a) Dayamitra Telekomunikasi PT 148
2,505,760 (a) Deutsche Telekom AG. 85,370
2,344,344 (a) Digi.Com BHD 2,061
28,868 (a) Drillisch AG. 682
86,223 (a) Elisa Oyj (Series A) 4,526
3,800,169 (a) Emirates Telecommunications Group Co PJSC 19,492
105,726 (a) Empresa Nacional de Telecomunicaciones S.A. 373
10,998 (a) Etihad Atheeb Telecommunication Co 328
262,022 (a) Etihad Etisalat Co 4,720
1,199,282 (a) Far EasTone Telecommunications Co Ltd 3,483
89,974 (a) Freenet AG. 2,879
102,611 (a) Frontier Communications Parent, Inc 3,832
67,906 (a) Gamma Communications plc 913
186,824 (a),(d) GCI Liberty, Inc 2
9,421 (a) GCI Liberty, Inc 351
522,220 (a) Gogo, Inc 4,486
566,618 (a) Helios Towers plc 1,138
113,970 Hellenic Telecommunications Organization S.A. 2,157
591,272 (a) HFCL Ltd 485
2,716,000 HKT Trust & HKT Ltd 4,016
2,309,607 (a) Hutchison Telecommunications Hong Kong Holdings Ltd 326
123,964 (a) IDT Corp 6,485
911,194 (a) Indus Towers Ltd 3,518
174,486 Infrastrutture Wireless Italiane S.p.A 2,050
83,348 (a) Internet Initiative Japan, Inc 1,475
114,247 Iridium Communications, Inc 1,995
161,300 (a) Jasmine Technology Solution PCL 148
405,600 KDDI Corp 6,469
15,948,995 Koninklijke KPN NV 76,548
2,403,537 (a) Kuwait Telecommunications Co 4,485
222,725 (a),(b),(d) Let's GOWEX S.A. 3
149,771 (a) LG Telecom Ltd 1,638
58,986 (a) Liberty Global Ltd 693
374,191 (a) Liberty Global Ltd 4,288
699,868 (a) Lumen Technologies, Inc 4,283
248,118 (a) Magyar Telekom 1,325
1,582,683 (a) Maxis Bhd 1,362
121,917 (a) Millicom International Cellular S.A. 5,918
1,337,258 Mobile Telecommunications Co KSCP 2,255
286,591 (a) Mobile Telecommunications Co Saudi Arabia 853
1,196,644 (a) MTN Group Ltd 10,070
5,225,066 NetLink NBN Trust 3,848
3,989,000 Nippon Telegraph & Telephone Corp 4,170
841,380 (a) NOS SGPS S.A. 3,851
30,600 (a) Okinawa Cellular Telephone Co 540
568,104 Ooredoo QPSC 2,133
832,200 (a) Operadora De Sites Mexicanos SAB de C.V. 783
1,759,942 Orange S. A. 28,548
109,339 (a) Partner Communications 1,046
3,259,000 (a) PCCW Ltd 2,232
49,329 (a) PLDT, Inc 932
867,968 (a) Proximus plc 7,595
99,831 (a) Quebecor, Inc 3,143
73,794 (c) RAI Way S.p.A 523
72,696 (a) Railtel Corp of India Ltd 305
253,999 (a),(b) Rogers Communications, Inc (Class B) 8,744
14,598,300 (a) Sarana Menara Nusantara Tbk PT 512
1,381,528 Saudi Telecom Co 16,246
5,328,200 (a) Singapore Telecommunications Ltd 17,035

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TELECOMMUNICATION SERVICES (continued)
87,977 (a),(d) Sistema PJSFC (GDR) (London) $ 1
35,247 SK Telecom Co Ltd 1,366
342,641 (a) SmarTone Telecommunications Holding Ltd 205
57,950,500 SoftBank Corp 85,234
1,635,198 Softbank Group Corp 206,330
1,054,211 (a) Space42 plc 531
411,614 (a) StarHub Ltd 361
50,291 (a) Sunrise Communications AG. 2,966
293,074 (a),(b) Superloop Ltd 658
16,322 (a) Swisscom AG. 11,864
1,201,506 (a) Taiwan Mobile Co Ltd 4,301
84,143 (a) Tata Communications Ltd 1,529
325,575 (a) Tata Teleservices Maharashtra Ltd 202
322,327 (a) Tele2 AB (B Shares) 5,498
1,449,676 (a) Telecom Corp of New Zealand Ltd 1,983
276,074 (a) Telecom Egypt 294
6,364,322 (a) Telecom Italia S.p.A. 3,335
558,520 (a) Telefonica Brasil S.A. 3,575
2,199,303 (a),(b) Telefonica S.A. 11,318
807,309 (a) Telekom Malaysia BHD 1,359
514,587 (a) Telekomunikacja Polska S.A. 1,241
450,270 Telenor ASA 7,472
1,412,493 (a) TeliaSonera AB 5,389
95,809,201 Telkom Indonesia Persero Tbk PT 17,641
478,535 (a) Telkom S.A. Ltd 1,418
2,856,977 (a) Telstra Corp Ltd 9,108
348,444 (a) TELUS Corp 5,488
583,700 (a) TIM S.A. 2,577
782,100 (a) TIME dotCom Bhd 948
519,983 T-Mobile US, Inc 124,474
7,115,353 (a) True Corp PCL 2,262
201,758 (a) Tuas Ltd 934
825,604 (a) Turkcell Iletisim Hizmet AS 1,946
58,701 (a) United Internet AG. 1,855
50,100 (a) Usen-Next Holdings Co Ltd 731
1,254,531 Verizon Communications, Inc 55,137
430,986 (a) Vodacom Group Ltd 3,326
11,640,693 Vodafone Group plc 13,537
18,850,846 (a) Vodafone Idea Ltd 1,724
1,806,617 (a) Vodafone Qatar QSC 1,216
4,107,900 (a) XL Axiata Tbk PT 656
TOTAL TELECOMMUNICATION SERVICES 1,520,238
TRANSPORTATION - 1.3%
373,692 (a) Adani Ports & Special Economic Zone Ltd 5,908
103,279 (a) Aegean Airlines S.A. 1,622
455,323 (a),(c) Aena SME S.A. 12,448
20,235 Aeroports de Paris 2,681
4,673,144 (a) Agility Global PLC 1,400
1,288,031 (a) Agility Public Warehousing Co KSC 633
1,755,166 (a) Air Arabia PJSC 1,795
115,772 (a) Air Canada 1,461
440,429 (a) Air China Ltd 490
89,871 (a) Air France-KLM 1,213
1,414,105 (a) Air New Zealand Ltd 488
2,993,188 (a) Airports of Thailand PCL 3,722
48,304 (a) Alaska Air Group, Inc 2,405
274,704 (a) American Airlines Group, Inc 3,088
512,000 (a) ANE Cayman, Inc 667
322,000 (a) Anhui Expressway Co Ltd 473
1,856 (a) AP Moller - Maersk AS (Class A) 3,641
2,486 (a) AP Moller - Maersk AS (Class B) 4,887
221,332 ArcBest Corp 15,464

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
10,371,100 (a) Asia Aviation PCL $ 406
42,815 (a) Asiana Airlines, Inc 283
41,537 (a) Athens International Airport S.A. 506
820,512 Atlas Arteria Ltd 2,665
1,210,334 Auckland International Airport Ltd 5,532
1,324,920 Aurizon Holdings Ltd 2,794
7,275 (a),(b) Avis Budget Group, Inc 1,168
47,850 (a) AZ-COM MARUWA Holdings, Inc 346
641,900 (a) Bangkok Airways PCL 261
3,504,062 (a) Bangkok Expressway & Metro PCL 546
1,502,000 (a) Beijing Capital International Airport Co Ltd 536
2,003,100 (a) Beijing-Shanghai High Speed Railway Co Ltd 1,446
4,426 (a) Blue Dart Express Ltd 284
6,649,800 (a) BTS Group Holdings PCL 629
682,364 Canadian National Railway Co 64,348
643,045 (a),(b) Canadian Pacific Railway Ltd 47,892
880,000 (a),(b) Canggang Railway Ltd 97
4,985 (a),(b) Cargojet, Inc 330
112,893 CH Robinson Worldwide, Inc 14,947
2,037,000 (a) China Airlines 1,398
663,900 (a) China Eastern Airlines Corp Ltd 387
274,900 (a) China Merchants Expressway Network & Technology Holdings Co Ltd 376
894,667 (a) China Merchants Holdings International Co Ltd 1,675
410,859 (a) China Southern Airlines Co Ltd (Class A) 349
45,724 (a) Cia de Distribucion Integral Logista Holdings S.A. 1,553
10,499,173 (a) Cia Sud Americana de Vapores S.A. 549
5,974 (a) CJ Logistics Corp 359
22,146 (a) Clarkson plc 1,096
1,615,700 (a) ComfortDelgro Corp Ltd 1,817
224,293 (a) Container Corp Of India Ltd 1,329
718,700 (a),(b) Controladora Vuela Cia de Aviacion SAB de C.V. 515
1,000,000 (a),(b) COSCO Pacific Ltd 731
507,915 (a) COSCO SHIPPING Holdings Co Ltd - A 1,025
1,797,309 (a),(b) COSCO SHIPPING Holdings Co Ltd - H 2,794
424,000 (a) COSCO SHIPPING International Hong Kong Co Ltd 315
7,250 (a) Costamare Bulkers Holdings Ltd 104
543,674 CSX Corp 19,306
59,829 (a) CTT-Correios de Portugal S.A. 510
15,564 (a) D/S Norden 566
795,900 (a) Daqin Railway Co Ltd 659
378,232 (a) Delhivery Ltd 1,917
1,074,696 Delta Air Lines, Inc 60,989
355,080 (a) Deutsche Lufthansa AG. 3,014
1,625,469 Deutsche Post AG. 72,638
24,735 (a) Dfds A.S. 378
9,324,388 (a) DiDi Global, Inc (ADR) 57,904
636,257 DSV AS 127,105
539,786 (a) Dubai Taxi Co PJSC 381
1,913,000 East Japan Railway Co 46,790
224,952 (a) easyJet plc 1,407
195,400 (a) EcoRodovias Infraestrutura e Logistica S.A. 287
233,014 (a) El Al Israel Airlines 1,062
184,392 Enav S.p.A 937
1,849,000 (a) Eva Airways Corp 2,319
369,000 (a),(d) Evergreen International Storage & Transport Corp 424
732,013 (a) Evergreen Marine Corp Taiwan Ltd 4,311
18,157 (a),(b) Exchange Income Corp 947
454,783 FedEx Corp 107,242
68,648 (a),(b) Finnair Oyj 232
439,726 (a) Firstgroup plc 1,334
15,055 Flughafen Zuerich AG. 4,610
27,789 (a) Fraport AG. Frankfurt Airport Services Worldwide 2,405

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
11,560 (a),(b) Fukuyama Transporting Co Ltd $ 287
183,616 Getlink S.E. 3,386
1,874,416 (a) GMR Infrastructure Ltd 1,840
1,701,221 (a) Grab Holdings Ltd 10,241
519,213 (a),(b) Grindrod Ltd 452
199,300 (a) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,579
266,884 (a),(b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 6,309
124,083 (a) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,007
248,552 (a) Gujarat Pipavav Port Ltd 443
297,189 (a) Gulf Navigation Holding PJSC 730
243,579 (a) Gulf Warehousing Co 184
128,700 (a) GXO Logistics, Inc 6,807
1,847,600 (a) Hainan Airlines Holding Co Ltd 423
84,000 (a),(b) Hainan Meilan International Airport Co Ltd 114
42,200 (a) Hamakyorex Co Ltd 447
145,000 (a),(b),(c) Hangzhou SF Intra-City Industrial Co Ltd 250
273,500 (a) Hidrovias do Brasil S.A. 173
171,130 (a) HMM Co Ltd 2,452
72,997 (a) Hoegh Autoliners ASA 784
34,305 (a) Hub Group, Inc (Class A) 1,181
7,579,251 (a) Hutchison Port Holdings Trust 1,516
25,927 (a) Hyundai Glovis Co Ltd 3,059
2,465 (a) ID Logistics Group 1,167
53,638 (a),(b) Iino Kaiun Kaisha Ltd 429
130,154 (a),(c) InterGlobe Aviation Ltd 8,182
754,653 (a) International Consolidated Airlines Group S.A. 3,949
693,965 International Container Term Services, Inc 5,628
1,682,800 (a) J&T Global Express Ltd 2,112
2,145,200 Japan Airlines Co Ltd 43,194
48,700 Japan Airport Terminal Co Ltd 1,552
1,481,000 (a) Jasa Marga Persero Tbk PT 310
45,221 (a) Jazeera Airways Co KSCP 204
16,530 JB Hunt Transport Services, Inc 2,218
1,392,800 (a),(c) JD Logistics, Inc 2,340
78,890 (a) JET2 plc 1,506
832,915 (a) Jiangsu Express 965
585,958 (a),(b) Joby Aviation, Inc 9,457
60,000 Kamigumi Co Ltd 1,820
155,800 (a),(b) Keihin Electric Express Railway Co Ltd 1,581
72,800 (a),(b) Keio Corp 1,878
290,900 (a),(b) Keisei Electric Railway Co Ltd 2,698
152,765 (a) Kelsian Group Ltd 496
260,509 (a) Kerry Logistics Network Ltd 248
137,000 (a) Kerry TJ Logistics Co Ltd 155
135,900 (a),(b) Kintetsu Corp 2,832
23,473 (a) Kirby Corp 1,959
354,069 Knight-Swift Transportation Holdings, Inc 13,989
21,568 (a) Konoike Transport Co Ltd 477
120,973 (a) Korean Air Lines Co Ltd 1,961
29,367 (a),(b) Kuehne & Nagel International AG. 5,496
107,100 Kyushu Railway Co 2,831
217,309,069 (a) Lan Airlines S.A. 4,937
158,526 Landstar System, Inc 19,429
36,556 (a) LDR Turizm AS. 279
631,142 (a) Localiza Rent A Car 4,678
10,445 (a) Lotte Rental Co Ltd 220
11,557 (a) Lumi Rental Co 192
388,660 (a) Lyft, Inc (Class A) 8,554
554,560 (a) Marten Transport Ltd 5,912
8,830 (a) Maruzen Showa Unyu Co Ltd 415
911,240 (a) MISC Bhd 1,581
186,940 (a) Mitsubishi Logistics Corp 1,531

SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
44,742 (a) Mitsui-Soko Co Ltd $ 1,251
683,272 (a) Motiva Infraestrutura de Mobilidade S.A. 1,910
295,387 (a) MPC Container Ships ASA 488
1,126,000 (b) MTR Corp 3,813
52,512 (a),(b) Mullen Group Ltd 525
140,100 (a) Nagoya Railroad Co Ltd 1,673
72,127 (a) Nankai Electric Railway Co Ltd 1,360
162,200 (a) Nippon Express Holdings, Inc 3,683
69,898 (a),(b) Nippon Konpo Unyu Soko Co Ltd 1,611
40,000 (a) Nishi-Nippon Railroad Co Ltd 632
366,381 (a) Norwegian Air Shuttle AS 585
7,461 (a) NTG Nordic Transport Group A.S. 218
234,800 (a),(b) Odakyu Electric Railway Co Ltd 2,639
15,016 (a) Odfjell SE 185
22,346 (a) Oesterreichische Post AG. 777
113,094 Old Dominion Freight Line 15,921
93,000 (a) Orient Overseas International Ltd 1,508
3,794,290 Pacific Basin Shipping Ltd 1,222
205,821 (a) Pan Ocean Co Ltd 567
242,959 (a) Pasifik Eurasia Lojistik Dis Ticaret AS. 666
186,569 (a) Pegasus Hava Tasimaciligi AS. 973
1,728 (a) Piraeus Port Authority 90
129,732 (a) Promotora y Operadora de Infraestructura SAB de C.V. 1,770
531,614 (a) Qantas Airways Ltd 3,841
726,965 (a) Qatar Navigation QSC 2,255
4,236,470 Qube Holdings Ltd 11,506
29,950 (a) Radiant Logistics, Inc 177
977,512 (a) Redde Northgate plc 4,286
4,948,060 (a) Regional Container Lines PCL 4,046
1,047,176 (a) Reysas Tasimacilik ve Lojistik Ticaret AS. 367
874,446 Rumo S.A. 2,624
573,470 (a) RXO, Inc 8,820
508,268 (a) Ryanair Holdings plc 14,853
61,597 (a) Sagami Railway Co Ltd 1,108
13,617 (a) Saia, Inc 4,076
96 (a),(d) SAir Group  0^
12,040 (a) Sakai Moving Service Co Ltd 244
24,689 (a) SAL Saudi Logistics Services 1,193
1,272,391 (a) Salik Co PJSC 2,082
33,450 (a) Sankyu, Inc 1,829
331,800 (a) Santos Brasil Participacoes S.A. 899
72,593 (a) Saudi Ground Services Co 902
33,129 (a) Saudi Industrial Services Co 292
18,584 (a) Saudi Public Transport Co 67
11,204 (a) SBS Holdings, Inc 277
157,900 (a) Seibu Holdings, Inc 5,715
65,506 (a),(b) Seino Holdings Corp 965
94,796 (a) Senko Co Ltd 1,304
193,639 SF Holding Co Ltd 1,099
23,496 (a) Shanghai International Airport Co Ltd 105
1,133,000 (a) Shenzhen International Holdings Ltd 1,137
9,327 (a) Shenzhen Investment Holdings Bay Area Development Co Ltd 2
6,900 (a),(b) Shinwa Kaiun Kaisha Ltd 236
99,784 (a) Shipping Corp of India Ltd 251
176,600 (a) SIA Engineering Co Ltd 485
558,000 (a),(b) Sichuan Expressway Co Ltd 328
279,400 (a) SIMPAR S.A. 262
227,000 (a) Sincere Navigation Corp 173
1,085,550 (a),(b) Singapore Airlines Ltd 5,488
675,724 (a) Singapore Airport Terminal Services Ltd 1,777
1,169,419 (a),(b) Singapore Post Ltd 381
973,000 (a) SITC International Holdings Co Ltd 3,746

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
10,578 (a) Sixt AG. $ 1,026
12,426 (a) Sixt AG. (Preference) 840
98,787 (a) Skywest, Inc 9,940
198,131 (a) Southwest Airlines Co 6,322
464,532 (a) SpiceJet Ltd 152
43,300 (a) Spring Airlines Co Ltd 326
645,000 (a) Starlux Airlines Co Ltd 523
18,228 (a) Stolt-Nielsen Ltd 629
31,183 (a) Sumitomo Warehouse Co Ltd 656
1,257,501 (a) Taiwan High Speed Rail Corp 1,161
142,131 (a) TAV Havalimanlari Holding AS 821
55,044 (a),(b) TFI International, Inc 4,844
16,999 (a) Theeb Rent A Car Co 296
108,000 (a) Tigerair Taiwan Co Ltd 273
250,535 (a),(b) TNT NV 308
135,100 (a) Tobu Railway Co Ltd 2,412
5,648,600 (a),(d) Trada Alam Minera Tbk PT  0^
875,700 (a) Transcoal Pacific Tbk PT 306
26,549 (a) Transport Corp of India Ltd 353
2,228,633 Transurban Group 20,334
369,796 (a) Turk Hava Yollari AO 2,804
30,859 (a) TVS Supply Chain Solutions Ltd 43
2,278,786 (a) Uber Technologies, Inc 223,253
341,000 (a) U-Ming Marine Transport Corp 641
1,530,354 Union Pacific Corp 361,730
137,090 (a) United Airlines Holdings, Inc 13,229
32,124 (a) United International Transportation Co 634
257,114 United Parcel Service, Inc (Class B) 21,477
345,600 (a) Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A. 224
67,336 (a),(d) Virgin Australia Holdings Pty Ltd  0^
61,834 (a) VRL Logistics Ltd 191
1,114,128 (a) Wallenius Wilhelmsen ASA 9,917
471,350 (a) Wan Hai Lines Ltd 1,152
25,502 (a),(b) Westshore Terminals Investment Corp 456
7,853 (a) Wilh Wilhelmsen ASA 398
119,600 (a) Wilson Sons Holdings Brasil S.A. 410
321,000 (a) Wisdom Marine Lines Co Ltd 620
28,885 (a) XPO, Inc 3,734
189,200 (a),(b) Yamato Transport Co Ltd 3,024
1,195,000 (a) Yang Ming Marine Transport 2,084
143,059 (a) YTO Express Group Co Ltd 369
640,000 (a) Yuexiu Transport Infrastructure Ltd 377
1,144,415 (a) Zhejiang Expressway Co Ltd 1,057
90,239 (a) ZIM Integrated Shipping Services Ltd 1,223
289,100 (a) ZTO Express Cayman, Inc 5,469
TOTAL TRANSPORTATION 1,801,877
UTILITIES - 2.6%
1,181,699 (a) A2A S.p.A. 3,093
14,988 (a) Acciona S.A. 3,012
38,041 (b) ACEA S.p.A. 917
9,224,000 (a) ACEN Corp 372
58,319 (a) Acme Solar Holdings Ltd 182
135,346 (a) ACWA Power Co 7,727
1,999,470 (a) Adani Power Ltd 3,259
852,940 (a) AGL Energy Ltd 4,994
2,182,532 (a) Aguas Andinas S.A. 829
520,552 (a) Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS. 362
169,365 (a) Aksa Enerji Uretim AS 152
549,708 (a),(b) Algonquin Power & Utilities Corp 2,955
14,395 (a) AlKhorayef Water & Power Technologies Co 538
196,474 (a) Allete, Inc 13,046
3,610,810 Alliant Energy Corp 243,405

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
208,452 (a),(b) AltaGas Ltd $ 6,423
129,133 (a) Alupar Investimento S.A. 776
805,617 Ameren Corp 84,090
1,808,871 American Electric Power Co, Inc 203,498
972,556 APA Group 5,710
27,719 (a) Ascopiave S.p.A. 99
55,878 (a) Atco Ltd 2,023
37,711 (a) Athens Water Supply & Sewage Co S.A. 290
337,903 (a) Auren Energia S.A. 652
32,948 (a) Aygaz AS 145
483,900 (a) B Grimm Power PCL 205
982,000 (a) BCPG PCL 257
362,179 (a) Beijing Enterprises Holdings Ltd 1,547
2,864,586 (a) Beijing Enterprises Water Group Ltd 880
1,328,000 (a) Beijing Jingneng Clean Energy Co Ltd 432
12,891 (a) BKW AG. 2,765
602,460 Black Hills Corp 37,105
63,333 (a) Boralex, Inc 1,236
79,772 (a) Brookfield Infrastructure Corp 3,276
95,098 (a) Brookfield Renewable Corp 3,274
56,040 (a),(b) Cadiz, Inc 264
5,080 (a) California Water Service Group 233
94,628 (a) Canadian Utilities Ltd 2,647
118,643 (b) Capital Power Corp 5,571
834,551 (a) Centrais Eletricas Brasileiras S.A. 8,235
163,739 (a) Centrais Eletricas Brasileiras S.A. 1,707
488,054 (a) CESC Ltd 891
90,558 (a) CEZ AS 5,624
910,000 (a) CGN New Energy Holdings Co Ltd 346
7,364,000 (a),(c) CGN Power Co Ltd 2,734
733,100 (a) CGN Power Co Ltd 373
5,500 Chesapeake Utilities Corp 741
2,044,000 (a) China Datang Corp Renewable Power Co Ltd 716
1,979,165 (a) China Gas Holdings Ltd 1,935
1,746,044 (a) China Longyuan Power Group Corp Ltd 1,863
842,200 (a) China National Nuclear Power Co Ltd 1,031
2,702,847 (a),(b) China Power International Development Ltd 1,122
625,912 (a) China Resources Gas Group Ltd 1,593
1,432,373 (a),(b) China Resources Power Holdings Co 3,281
1,080,900 (a) China Three Gorges Renewables Group Co Ltd 646
580,000 (a),(b) China Water Affairs Group Ltd 442
1,010,101 China Yangtze Power Co Ltd 3,868
246,400 (a),(b) Chugoku Electric Power Co, Inc 1,403
327,901 (a) Cia de Saneamento Basico do Estado de Sao Paulo 8,143
146,400 (a) Cia de Saneamento de Minas Gerais Copasa MG 949
107,000 (a) Cia de Saneamento do Parana 745
278,100 (a) Cia de Saneamento do Parana 379
1,171,421 (a) Cia Energetica de Minas Gerais 2,454
750,300 (a) Cia Paranaense de Energia 1,816
455,500 CK Infrastructure Holdings Ltd 2,988
1,921,700 (a) CK Power PCL 161
103,072 Clearway Energy, Inc (Class A) 2,776
1,177,448 CLP Holdings Ltd 9,743
140,533 CMS Energy Corp 10,295
2,682,000 (a) Cnpc Hong Kong Ltd 2,395
6,139,234 (a) Colbun S.A. 971
4,660,000 (a) Concord New Energy Group Ltd 237
77,185 Consolidated Edison, Inc 7,759
290,930 Constellation Energy Corp 95,736
616,942 Contact Energy Ltd 3,255
159,400 (a) CPFL Energia S.A. 1,180
509,900 (a) Datang International Power Generation Co Ltd 243

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
268,149 Drax Group plc $ 2,529
4,173,778 (a) Dubai Electricity & Water Authority PJSC 3,082
2,523,634 Duke Energy Corp 312,300
5,355,764 E.ON AG. 100,878
74,587 Edison International 4,123
576,700 (a) Electric Power Development Co 10,806
107,200 (a) Electricity Generating PCL 379
207,765 Emera, Inc 9,968
1,557,755 (a) Emirates Central Cooling Systems Corp 687
177,337 (a) Enagas 2,771
201,878 (a) Enea S.A. 981
18,979,547 (a) Enel Chile S.A. 1,469
4,996,269 Enel S.p.A. 47,347
111,764 Energias de Portugal S.A. 530
189,178 (a) Energisa S.A. 1,808
224,948 (a) Energix-Renewable Energies Ltd 969
2,950,400 (a) Energy Absolute PCL 305
208,314 (a),(c) Enerjisa Enerji AS. 399
14,500,393 (a) Enersis S.A. 1,463
2,288,287 (a) Enerya Enerji AS. 526
521,500 (a) Eneva S.A. 1,622
145,748 Engie Brasil Energia S.A. 1,115
347,261 (a) Engie Energia Chile S.A. 502
752,342 Engie S.A. 16,173
90,650 (a) Enlight Renewable Energy Ltd 2,788
547,135 ENN Energy Holdings Ltd 4,512
97,300 (a) ENN Natural Gas Co Ltd 246
128,000 (a),(d) Epure International Ltd 1
804,583 (a) Equatorial Energia S.A. 5,586
42,456 (a) ERG S.p.A. 1,048
1,432,115 Evergy, Inc 108,869
1,977,752 Eversource Energy 140,697
27,691 (a) EVN AG. 762
303,888 FirstEnergy Corp 13,924
350,097 (a) Fortis, Inc 17,758
1,615,295 (a) GAIL India Ltd 3,208
173,700 (a) Gas Malaysia Bhd 178
801,700 (a) GD Power Development Co Ltd 561
428,300 (a) Global Power Synergy PCL 513
10,195 (a) Grenergy Renovables S.A. 774
2,089,210 (a) Guangdong Investments Ltd 1,899
108,586 (a) Gujarat Gas Ltd 525
229,921 (a) Gujarat State Petronet Ltd 802
3,075,507 (a) Gulf Development PCL 4,137
363,730 (a) Hallador Energy Co 7,118
51,159 (a) HD Renewable Energy Co Ltd 212
618,368 (a) Hera S.p.A. 2,784
137,393 (a),(b) Hokkaido Electric Power Co, Inc 1,006
115,077 (a),(b) Hokuriku Electric Power Co 657
97,757 (a) Holding CO ADMIE IPTO S.A. 351
8,026,247 (a) Hong Kong & China Gas Ltd 6,965
993,000 (a) Hong Kong Electric Holdings Ltd 6,285
384,619 (a) Huadian Power International Corp Ltd (Class A) 275
319,866 (a) Huaneng Power International, Inc - A 317
2,926,751 (a) Huaneng Power International, Inc - H 2,037
230,255 (a) Hydro One Ltd 8,215
7,987,436 Iberdrola S.A. 151,197
41,599 (b) Idacorp, Inc 5,497
491,003 (a) Indraprastha Gas Ltd 1,154
1,027,900 (a),(d) Inter Far East Energy Corp  0^
294,932 Interconexion Electrica S.A. ESP 1,757
418,008 (a) Inversiones Aguas Metropolitanas S.A. 400

SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
441,720 (a) Iride S.p.A. $ 1,369
465,925 Italgas S.p.A 4,292
41,000 (a) J&V Energy Technology Co Ltd 161
2,578,576 (a) Jaiprakash Power Ventures Ltd 507
309,222 (a) JSW Energy Ltd 1,848
10,800 (a) K&O Energy Group, Inc 236
457,776 (a) Kansai Electric Power Co, Inc 6,548
13,964 (a) Kenon Holdings Ltd 625
176,881 (a) Korea Electric Power Corp 4,564
19,659 (a) Korea Gas Corp 549
68,639 (a),(c) KPI Green Energy Ltd 339
320,700 (a) Kyushu Electric Power Co, Inc 3,204
43,248 (a) Mahanagar Gas Ltd 631
1,794,700 (a) Malakoff Corp Bhd 448
189,142 Manila Electric Co 1,722
788,500 (a) Manila Water Co, Inc 519
434,352 (a) Margun Enerji Uretim Sanayi VE Ticaret AS. 235
132,600 MDU Resources Group, Inc 2,362
462,100 (a) Mega First Corp BHD 418
534,314 (a) Mercury NZ Ltd 2,070
974,211 (a) Meridian Energy Ltd 3,146
28,730 MGE Energy, Inc 2,418
31,363 (a) Miahona 208
30,335 (a) National Gas & Industrialization Co 667
12,447,734 National Grid plc 178,857
6,115,998 NextEra Energy, Inc 461,697
2,135,843 (a) NHPC Ltd 2,077
75,287 (a) Nippon Gas Co Ltd 1,408
247,738 (a) NLC India Ltd 797
195,332 (a),(b) Northland Power Income Fund 3,270
185,645 (a) NorthWestern Corp 10,881
184,797 NRG Energy, Inc 29,928
3,022,334 (a) NTPC Ltd 11,590
163,500 OGE Energy Corp 7,565
25,815 (a),(b) Oklo, Inc 2,882
70,630 ONE Gas, Inc 5,717
97,165 (a) OPC Energy Ltd 1,537
1,480,260 (a) Origin Energy Ltd 12,216
50,937 Ormat Technologies, Inc 4,903
102,306 (a) Orsted AS 1,780
16,766 (a) OY Nofar Energy Ltd 534
344,186 Pennon Group plc 2,171
544,678 (a) Petronas Gas BHD 2,394
1,012,789 PG&E Corp 15,273
613,236 (a) PGE Polska Grupa Energetyczna S.A. 1,813
247,056 Pinnacle West Capital Corp 22,151
55,922 (a) Power & Water Utility Co for Jubail & Yanbu 589
3,222,962 Power Grid Corp of India Ltd 10,168
73,654,800 (a) PT Perusahaan Gas Negara Persero Tbk 7,475
126,815 (a) PTC India Ltd 238
126,148 (a) Public Power Corp 2,079
25,309 (a) Pure Cycle Corp 280
302,550 (a) Qatar Electricity & Water Co QSC 1,320
584,200 (a) Ratch Group PCL 464
1,741,908 (a) RattanIndia Power Ltd 220
310,267 Redes Energeticas Nacionais S.A. 1,115
1,957,511 (a) Reliance Power Ltd 977
57,536 (a) Rubis S.C.A 2,157
3,134,337 RWE AG. 139,411
551,845 (a) Saudi Electricity Co 2,235
96,982 (a),(c) Scatec ASA 957
664,264 Scottish & Southern Energy plc 15,581

Stock

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
332,300 (a) SDIC Power Holdings Co Ltd $ 610
647,000 SembCorp Industries Ltd 3,023
506,626 (b) Sempra Energy 45,586
193,100 (a) Serena Energia S.A. 448
89,133 Severn Trent plc 3,108
318,999 (a) Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC 162
214,300 (a) Shenergy Co Ltd 236
125,142 (a) Shikoku Electric Power Co, Inc 1,111
89,532 (a) Shinfox Energy Co Ltd 166
235,810 (a) Shizuoka Gas Co Ltd 1,862
196,400 (a) Sichuan Chuantou Energy Co Ltd 394
551,941 (a) SJVN Ltd 562
63,023 (a) Solaria Energia y Medio Ambiente S.A. 808
1,270,900 (b) Southern Co 120,443
102,580 Southwest Gas Holdings Inc 8,036
439,895 Spire, Inc 35,860
175,395 (a),(b) Superior Plus Corp 994
1,411,100 (a) Synergy Grid & Development Phils, Inc 371
362,213 (a) Taiwan Cogeneration Corp 567
19,105 (a) Talen Energy Corp 8,127
1,119,803 (a) Tata Power Co Ltd 4,900
822,110 (a) Tauron Polska Energia S.A. 2,058
51,884 (a) Telecom Plus plc 1,308
1,807,104 Tenaga Nasional BHD 5,681
52,300 (a),(b) Toho Gas Co Ltd 1,610
359,600 (a),(b) Tohoku Electric Power Co, Inc 2,611
1,147,800 (a) Tokyo Electric Power Co, Inc 5,376
122,561 (a) Torrent Power Ltd 1,683
907,000 (a) Towngas Smart Energy Co Ltd 459
2,315,000 (a) TPI Polene Power PCL 160
212,983 (a) TransAlta Corp 2,909
144,200 (a) Transmissora Alianca de Energia Eletrica S 993
1,147,700 (a) TTW PCL 322
32,449 (a) VA Tech Wabag Ltd 525
1,745,324 Veolia Environnement 59,519
40,915 Verbund AG. 2,980
569,761 Vistra Corp 111,628
28,190 (a),(b) Voltalia S.A. 248
1,283,663 WEC Energy Group, Inc 147,095
1,124,000 (a) Wintime Energy Group Co Ltd 258
1,418,418 (a),(b) Xinyi Energy Holdings Ltd 233
1,732,100 (a) YTL Corp BHD 1,147
1,888,900 (a) YTL Power International BHD 1,893
417,900 (a) Zhejiang Zheneng Electric Power Co Ltd 291
350,000 (a),(b) Zhongyu Energy Holdings Ltd 146
1 (a) Zorlu Enerji Elektrik Uretim AS  0^
TOTAL UTILITIES 3,461,064
TOTAL COMMON STOCKS
(Cost $102,453,874) 134,029,648
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 0.0%
U.S. TREASURY SECURITIES - 0.0%
$ 200,000 United States Treasury Note/Bond
4 .125% 11/15/32 202
TOTAL U.S. TREASURY SECURITIES 202
TOTAL GOVERNMENT BONDS
(Cost $208) 202
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.2%
1,748,830 (a) iShares Core MSCI EAFE ETF 152,690
1,919,763 iShares Core MSCI Emerging Markets ETF 126,551

SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES (continued)
2,800 iShares Core S&P 500 ETF $ 1,874
344,759 (a),(b) iShares MSCI Canada ETF 17,428
12,500 (a),(b) iShares MSCI EAFE ETF 1,167
6,580 (a),(b) iShares Russell 2000 ETF 1,592
4,500 SPDR S&P 500 ETF Trust 2,998
TOTAL INVESTMENT COMPANIES
(Cost $250,360) 304,300
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
AUTOMOBILES & COMPONENTS - 0.0%
669,888 (a),(d) TVS Motor Co Ltd  0^
TOTAL AUTOMOBILES & COMPONENTS 0
TOTAL PREFERRED STOCKS
(Cost $–) 0
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
26,206 (b),(d) Webuild S.p.A 08/02/30 27
TOTAL CAPITAL GOODS 27
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
108,946 (d) Keppel DC REIT 10/13/25 11
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 11
FINANCIAL SERVICES - 0.0%
1,059 Magellan Financial Group Ltd 04/16/27  0^
TOTAL FINANCIAL SERVICES  0^
FOOD, BEVERAGE & TOBACCO - 0.0%
67,725 Guan Chong Bhd 12/31/99 2
TOTAL FOOD, BEVERAGE & TOBACCO 2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,599 (d) Chinook Therapeutics, Inc 01/02/30  0^
23,114 (d) Kangmei Pharmaceutical Co Ltd 12/31/28  0^
1,325 (d) Sihuan Pharmaceutical Holdings Group Ltd 12/30/25  0^
20,027 (b),(d) Tobira Therapeutics, Inc 1
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
79,679 Kuwait Real Estate Co KSC 10/14/25 47
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 47
SOFTWARE & SERVICES - 0.0%
19,369 (d) Constellation Software, Inc 08/22/28 97
TOTAL SOFTWARE & SERVICES 97
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
696 (d) Robotis Co Ltd 11/10/25 28
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 28
UTILITIES - 0.0%
1,534,590 Orsted AS. 10/02/25 1,528
540,420 (d) YTL Corp Bhd 12/31/99 148
399,540 (d) YTL Power International Bhd 12/31/99 150
TOTAL UTILITIES 1,826
TOTAL RIGHTS/WARRANTS
(Cost $5,812) 2,039
TOTAL LONG-TERM INVESTMENTS
(Cost $102,710,254) 134,336,189
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
CERTIFICATE OF DEPOSIT - 0.2%
$ 4,000,000 Bank of America, N.A. 4 .500% 11/14/25 4,000
6,000,000 Bank of Montreal 4 .350 12/05/25 6,000

Stock

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 57,183,000 Bank of Montreal 4 .370% 03/06/26 $ 57,183
6,000,000 Bank of Nova Scotia 4 .400 03/18/26 6,000
5,000,000 Canadian Imperial Bank of Commerce 4 .460 11/17/25 5,000
7,600,000 Canadian Imperial Bank of Commerce 4 .500 01/23/26 7,600
5,000,000 Citibank 4 .510 10/27/25 5,000
4,250,000 Citibank 4 .480 12/10/25 4,250
1,250,000 Citibank 4 .480 01/22/26 1,250
1,750,000 Citibank 4 .440 01/23/26 1,750
3,250,000 Citibank 4 .450 02/24/26 3,250
4,000,000 Commonwealth Bank of Australia 4 .410 10/24/25 4,000
9,000,000 Commonwealth Bank of Australia 4 .350 11/07/25 9,000
5,000,000 MUFG BK LTD 12/25 VAR 4 .410 12/04/25 5,000
9,000,000 National Australia Bank Ltd 4 .340 10/20/25 9,000
9,000,000 Natixis 4 .400 11/05/25 9,000
5,000,000 NORDEA BANK ABP 4 .310 12/05/25 4,999
9,000,000 NORDEA BANK ABP 10/25 VAR 4 .410 10/20/25 9,000
9,000,000 ROYAL BK CDA N Y 4 .500 05/06/26 9,000
4,000,000 ROYAL BK CDA N Y 4 .460 05/14/26 4,000
6,000,000 Sumitomo Mitsui Bank Ltd 4 .400 11/12/25 6,000
6,300,000 SVENSKA HANDELSBANKEN AB 10/25 VAR 4 .390 10/28/25 6,300
3,250,000 Toronto-Dominion Bank 4 .460 03/25/26 3,250
2,500,000 Wells Fargo Bank, N.A. 4 .440 06/01/26 2,500
TOTAL CERTIFICATE OF DEPOSIT 182,332
COMMERCIAL PAPER - 0.0%
2,000,000 ING US FUNDING LLC 4 .400 11/14/25 2,000
5,800,000 ING US FUNDING LLC 4 .500 12/24/25 5,800
9,000,000 NATIONAL BK OF CANAD 4 .360 11/10/25 9,000
4,000,000 Skandinaviska Enskilda Banken AG 4 .360 11/05/25 3,999
9,000,000 Swedbank AB 4 .360 11/26/25 9,000
TOTAL COMMERCIAL PAPER 29,799
REPURCHASE AGREEMENT - 0.3%
25,000,000 (g) Calyon 4 .200 10/01/25 25,000
30,000,000 (h) Calyon 4 .210 10/01/25 30,000
45,000,000 (i) Deutsche Bank 4 .200 10/01/25 45,000
75,000,000 (j) HSBC 4 .210 10/01/25 75,000
50,000,000 (k) HSBC 4 .220 10/01/25 50,000
93,000,000 (l) JP Morgan Securities LLC 4 .210 10/01/25 93,000
50,000,000 (m) JP Morgan Securities LLC 4 .200 10/01/25 50,000
8,000,000 (n) Merrill Lynch 4 .200 10/01/25 8,000
45,000,000 (o) Merrill Lynch 4 .210 10/01/25 45,000
25,000,000 (p) Nomura 4 .200 10/01/25 25,000
TOTAL REPURCHASE AGREEMENT 446,000
VARIABLE RATE SECURITIES - 0.0%
8,000,000 ING US Funding LLC 4 .500 12/18/25 8,000
9,000,000 Royal Bank of Canada 4 .400 03/03/26 9,000
4,000,000 Toronto-Dominion Bank 4 .460 02/13/26 4,000
9,000,000 Westpac Banking Corp 4 .370 03/05/26 9,000
TOTAL VARIABLE RATE SECURITIES 30,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $688,131) 688,131
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.1%
5,000,000 Federal Farm Credit Discount Notes 0 .000 10/14/25 4,992
24,370,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 24,343
48,100,000 Federal Home Loan Bank Discount Notes 0 .000 10/15/25 48,019
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/17/25 4,991
30,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/22/25 29,926
15,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/12/25 14,931
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/14/25 5,971
3,350,000 Federal Home Loan Bank Discount Notes 0 .000 12/12/25 3,324

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT AGENCY DEBT (continued)
$ 20,000,000 Federal Home Loan Bank Discount Notes 0 .000% 01/06/26 $ 19,792
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/20/26 4,941
5,000,000 Freddie Mac Discount Notes 0 .000 10/02/25 4,999
TOTAL GOVERNMENT AGENCY DEBT 166,229
REPURCHASE AGREEMENT - 0.1%
98,163,000 (q) Fixed Income Clearing Corporation 4 .180 10/01/25 98,163
TOTAL REPURCHASE AGREEMENT 98,163
TREASURY DEBT - 0.3%
19,879,000 United States Treasury Bill 0 .000 10/02/25 19,877
52,865,000 United States Treasury Bill 0 .000 10/07/25 52,829
35,470,000 United States Treasury Bill 0 .000 10/09/25 35,438
35,000,000 United States Treasury Bill 0 .000 10/14/25 34,949
40,000,000 United States Treasury Bill 0 .000 10/16/25 39,933
30,000,000 United States Treasury Bill 0 .000 10/23/25 29,926
10,000,000 United States Treasury Bill 0 .000 10/28/25 9,970
10,000,000 United States Treasury Bill 0 .000 10/30/25 9,967
25,000,000 United States Treasury Bill 0 .000 11/04/25 24,905
40,000,000 United States Treasury Bill 0 .000 11/13/25 39,812
20,000,000 United States Treasury Bill 0 .000 11/18/25 19,894
25,000,000 United States Treasury Bill 0 .000 11/25/25 24,847
490,000 United States Treasury Bill 0 .000 12/04/25 487
TOTAL TREASURY DEBT 342,834
TOTAL SHORT-TERM INVESTMENTS
(Cost $607,197) 607,226
TOTAL INVESTMENTS - 100.2%
(Cost $104,005,582) 135,631,546
OTHER ASSETS & LIABILITIES, NET - (0.2)% (262,830)
NET ASSETS - 100.0% $135,368,716
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipts

Stock

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,350,014,322.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,211,138,012 or 0.9% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) In bankruptcy
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) Agreement with Calyon, 4.200% dated 9/30/25 to be repurchased at $25,000,000 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date
9/30/28, valued at $25,500,012.
(h) Agreement with Calyon, 4.210% dated 9/30/25 to be repurchased at $30,066,869 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date
8/15/29, valued at $30,600,043.
(i) Agreement with Deutsche Bank, 4.200% dated 9/30/25 to be repurchased at $45,000,000 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 10/23/25–3/26/26, valued at $45,900,050.
(j) Agreement with HSBC, 4.210% dated 9/30/25 to be repurchased at $75,000,000 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates
2/15/31–8/15/35, valued at $76,500,000.
(k) Agreement with HSBC, 4.220% dated 9/30/25 to be repurchased at $50,150,129 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 2.000%–7.000% and maturity dates 12/01/27–1/01/55, valued at $51,000,000.
(l) Agreement with JP Morgan Securities LLC, 4.210% dated 9/30/25 to be repurchased at $93,342,809 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
2.000%–7.000% and maturity dates 1/01/28–10/01/55, valued at $94,860,001.
(m) Agreement with JP Morgan Securities LLC, 4.200% dated 9/30/25 to be repurchased at $50,229,462 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 2.625%
and maturity date 7/31/29, valued at $51,000,022.
(n) Agreement with Merrill Lynch, 4.200% dated 9/30/25 to be repurchased at $8,000,000 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity dates 2/15/27–8/15/34, valued at $8,160,000.
(o) Agreement with Merrill Lynch, 4.210% dated 9/30/25 to be repurchased at $45,205,074 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 3.000%–7.000% and maturity dates 7/20/38–9/20/55, valued at $45,900,000.
(p) Agreement with Nomura, 4.200% dated 9/30/25 to be repurchased at $25,089,981 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 0.500%–4.000% and maturity dates 3/31/27–11/15/47, valued at $25,500,016.
(q) Agreement with Fixed Income Clearing Corporation, 4.180% dated 9/30/25 to be repurchased at $98,174,398 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
0.125%–4.250% and maturity dates 10/15/26–2/28/31, valued at $100,126,260.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Russell 2000 E-Mini Index 149 12/19/25  $ 18,000 $ 18,293 $ 293
S&P 500 E-Mini Index 1,114 12/19/25 370,167 375,348 5,182
S&P Mid-Cap 400 E-Mini Index 96 12/19/25 31,763 31,548 (215)
Total 1,359  $ 419,930  $ 425,189  $ 5,260

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Stock
Long-Term Investments
:
Common stocks $92,337,045 $41,685,203 $7,400 $134,029,648
Government bonds — 202 — 202
Investment companies 304,300 — — 304,300
Preferred stocks — — —^ —^
Rights/Warrants 1,530 47 462 2,039
Short-Term Investments
:
Government agency debt — 166,229 — 166,229
Repurchase agreement — 98,163 — 98,163
Treasury debt — 342,834 — 342,834
Investments purchased with collateral from securities lending:
Certificate of deposit — 182,332 — 182,332
Commercial paper — 29,799 — 29,799
Repurchase agreement — 446,000 — 446,000
Variable rate securities — 30,000 — 30,000
Investments in Derivatives
:
Futures contracts* 5,260 — — 5,260
Total $92,648,135 $42,980,809 $7,862 $135,636,806
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).

Global Equities
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUSTRALIA - 0.7%
8,214 APA Group $ 48
1,506,116 Australia and New Zealand Banking Group 33,072
1 (a) Beetaloo Energy Australia Ltd  0^
1,096,589 BHP Billiton Ltd 30,633
94,754 (a) BlueScope Steel Ltd 1,423
502,484 Commonwealth Bank of Australia 55,491
432,581 (a) Evolution Mining Ltd 3,084
365,838 Fortescue Metals Group Ltd 4,531
13,747,496 Glencore plc 63,316
71,966 Macquarie Group Ltd 10,446
350,160 (a) Megaport Ltd 3,663
293,184 (a),(b) Northern Star Resources Ltd 4,578
372,171 (a) Origin Energy Ltd 3,071
80,195 (a) Rio Tinto Ltd 6,469
243,822 (a) Rio Tinto plc 16,068
701,628 (a) Santos Ltd 3,116
972,964 (a) South32 Ltd 1,764
984 (a) Tamboran Resources Corp 27
50,271 (a) Washington H Soul Pattinson & Co Ltd 1,280
410,194 (a) Woodside Energy Group Ltd 6,194
TOTAL AUSTRALIA 248,274
AUSTRIA - 0.3%
880,091 Erste Bank der Oesterreichischen Sparkassen AG. 86,515
95,363 (a) Mondi plc 1,319
31,816 (a) OMV AG. 1,700
TOTAL AUSTRIA 89,534
BELGIUM - 0.3%
55,005 (a) Anheuser-Busch InBev S.A. 3,288
269,679 KBC Groep NV 32,318
15,716 Syensqo S.A. 1,276
222,507 UCB S.A. 62,110
TOTAL BELGIUM 98,992
BRAZIL - 1.1%
1,019,300 (a) Ambev S.A. 2,315
1,135,091 B3 SA-Brasil Bolsa Balcao 2,858
340,391 (a) Banco Bradesco S.A. 974
1,135,349 (a) Banco Bradesco S.A. (Preference) 3,774
253,336 (a) Banco BTG Pactual S.A. - Unit 2,297
368,364 Banco do Brasil S.A. 1,529
144,400 (a) BB Seguridade Participacoes S.A. 902
120,100 (a) Caixa Seguridade Participacoes S 341
260,770 (a) Centrais Eletricas Brasileiras S.A. 2,573
48,887 (a) Centrais Eletricas Brasileiras S.A. 509
102,300 (a) Cia de Saneamento Basico do Estado de Sao Paulo 2,540
368,728 (a) Cia Energetica de Minas Gerais 772
246,904 (a) Cia Paranaense de Energia 598
2,065,985 Companhia Vale do Rio Doce (ADR) 22,437
49,811 (a) CPFL Energia S.A. 369
150,900 (a) Embraer S.A. 2,276
472,578 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 28,567
59,190 (a) Energisa S.A. 566
171,830 (a) Eneva S.A. 534
41,683 Engie Brasil Energia S.A. 319
256,309 (a) Equatorial Energia S.A. 1,779
287,676 Gerdau S.A. (Preference) 898
1,243,838 (a) Investimentos Itau S.A. - PR 2,681
13,620,652 Itau Unibanco Holding S.A. 99,988
173,360 Klabin S.A. 588

SHARES DESCRIPTION VALUE (000)
BRAZIL (continued)
194,910 (a) Localiza Rent A Car $ 1,445
87,425 (a) Marfrig Global Foods S.A. 319
31,829 (a) Mercadolibre, Inc 74,382
214,217 (a) Motiva Infraestrutura de Mobilidade S.A. 599
727,766 (a) NU Holdings Ltd 11,652
181,270 (a) Petro Rio S.A. 1,299
797,984 (a) Petroleo Brasileiro S.A. 5,065
992,730 Petroleo Brasileiro S.A. (Preference) 5,868
42,400 (a) Porto Seguro S.A. 397
267,844 Raia Drogasil S.A. 927
62,229 (a),(c) Rede D'Or Sao Luiz S.A. 492
272,200 Rumo S.A. 817
862,385 (a) StoneCo Ltd 16,308
147,022 (a) Suzano SA 1,378
176,441 (a) Telefonica Brasil S.A. 1,129
192,300 (a) TIM S.A. 849
118,058 TOTVS S.A. 1,019
162,000 Ultrapar Participacoes S.A. 669
778,404 Vale S.A. 8,421
213,500 (a) Vibra Energia S.A. 986
3,464,720 (a) WEG S.A. 23,820
98,044 (a) Wheaton Precious Metals Corp 10,972
77,897 (a) XP, Inc 1,464
35,769 (a) Yara International ASA 1,311
TOTAL BRAZIL 354,572
CANADA - 1.7%
108,723 (a) Agnico-Eagle Mines Ltd 18,312
90,858 Alamos Gold, Inc 3,167
107,441 (a) Alimentation Couche-Tard, Inc 5,732
126,309 (a) ARC Resources Ltd 2,303
368,555 (a) Barrick Mining Corp 12,105
19,049 (a) Brookfield Asset Management Ltd 1,084
368,359 (a) Brookfield Corp 25,274
487 (a) Brookfield Wealth Solutions Ltd 33
94,043 (a) Cameco Corp 7,893
913,395 (a),(b) Canadian Imperial Bank of Commerce 72,989
222,857 Canadian National Railway Co 21,016
452,219 (a) Canadian Natural Resources Ltd 14,460
31,739 (a) CCL Industries 1,789
293,156 (a) Cenovus Energy, Inc (Toronto) 4,977
515,142 (a) Dollarama, Inc 67,938
471,016 Enbridge, Inc 23,762
14,490 First Capital Real Estate Investment Trust 206
41,619 (a) Franco-Nevada Corp 9,264
38,490 (a) Imperial Oil Ltd 3,490
49,505 Keyera Corp 1,661
265,028 (a) Kinross Gold Corp 6,578
23,456 (a) Lundin Gold, Inc 1,520
199,999 (a),(b) National Bank of Canada 21,244
105,314 Nutrien Ltd 6,185
91,142 Pan American Silver Corp (Toronto) 3,532
5,174 (a) Parex Resources, Inc 68
125,496 Pembina Pipeline Corp 5,074
151,343 RioCan Real Estate Investment Trust 2,061
1,245,751 (a) Shopify, Inc (Class A) 185,077
265,199 (a) Suncor Energy, Inc 11,098
224,522 (b) TC Energy Corp 12,208
100,646 (a) Teck Cominco Ltd (Class B) 4,415
253,051 (a) TMX Group Ltd 9,680
79,390 (a) Tourmaline Oil Corp 3,424

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CANADA (continued)
266,001 (a) Whitecap Resources, Inc $ 2,030
TOTAL CANADA 571,649
CAYMAN ISLANDS - 0.0%
16,426 (a),(b) Bullish 1,045
TOTAL CAYMAN ISLANDS 1,045
CHILE - 0.1%
85,191 Antofagasta plc 3,168
9,692,626 (a) Banco de Chile 1,472
19,073 (a) Banco de Credito e Inversiones 843
14,164,310 (a) Banco Santander Chile S.A. 939
279,149 Cencosud S.A. 794
240,799 (a) Empresas CMPC S.A. 355
84,797 Empresas COPEC S.A. 621
6,212,550 (a) Enel Chile S.A. 481
4,421,061 (a) Enersis S.A. 446
67,853,500 (a) Lan Airlines S.A. 1,542
147,908 (a) Lundin Mining Corp 2,206
138,426 (a) SACI Falabella 821
30,569 Sociedad Quimica y Minera de Chile S.A. (Class B) 1,319
TOTAL CHILE 15,007
CHINA - 3.1%
23,077 (a) 360 Finance, Inc (ADR) 664
103,800 (a) 360 Security Technology, Inc 165
35,400 (a) 37 Interactive Entertainment Network Technology Group Co Ltd 108
145,500 (a),(b),(c) 3SBio, Inc 566
170,500 (a) AAC Technologies Holdings, Inc 1,001
11,300 (a) Accelink Technologies Co Ltd 106
3,289 (a) ACM Research Shanghai, Inc 94
7,693 (a) Advanced Micro-Fabrication Equipment, Inc China 324
34,000 (a) AECC Aviation Power Co Ltd 202
5,968,374 Agricultural Bank of China Ltd 4,017
1,121,200 Agricultural Bank of China Ltd (Class A) 1,050
41,899 Aier Eye Hospital Group Co Ltd 73
158,900 (a) Air China Ltd 177
30,207 (a) Airtac International Group 750
177,000 (a),(c) Akeso, Inc 3,216
3,685,658 Alibaba Group Holding Ltd 82,426
519,986 (b) Alibaba Group Holding Ltd (ADR) 92,937
1,222,000 (a) Alibaba Health Information Technology Ltd 1,041
820,000 (a) Aluminum Corp of China Ltd 848
181,800 (a) Aluminum Corp of China Ltd (Class A) 211
5,611 (a) Amlogic Shanghai Co Ltd 88
6,400 (a) Angel Yeast Co Ltd 36
271,292 (a) Anhui Conch Cement Co Ltd 817
57,600 (a) Anhui Conch Cement Co Ltd (Class A) 188
27,000 (a) Anhui Gujing Distillery Co Ltd 375
5,400 (a) Anhui Gujing Distillery Co Ltd (Class A) 122
28,400 (a) Anhui Jianghuai Automobile Group Corp Ltd 215
6,510 (a) Anker Innovations Technology Co Ltd 112
274,000 (a) Anta Sports Products Ltd 3,282
1,948 (a) APT Medical, Inc 87
14,783 Autohome, Inc (ADR) 422
33,800 (a) Avary Holding Shenzhen Co Ltd 267
608,784 (a) AviChina Industry & Technology Co Ltd 342
5,600 (a) AVICOPTER plc 29
86,200 (a) BAIC BluePark New Energy Technology Co Ltd 98
480,179 (a) Baidu, Inc 7,939
287,900 (a) Bank of Beijing Co Ltd 223
52,000 (a) Bank of Changsha Co Ltd 65
50,700 (a) Bank of Chengdu Co Ltd 123
479,200 (a) Bank of China Ltd - A 349
15,347,693 Bank of China Ltd - H 8,389

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
688,200 (a) Bank of Communications Co Ltd - A $ 650
1,906,937 (a) Bank of Communications Co Ltd - H 1,598
78,900 (a) Bank of Hangzhou Co Ltd 169
243,580 (a) Bank of Jiangsu Co Ltd 343
148,800 (a) Bank of Nanjing Co Ltd 229
85,700 (a) Bank of Ningbo Co Ltd 318
187,422 (a) Bank of Shanghai Co Ltd 236
51,400 (a) Bank of Suzhou Co Ltd 59
296,863 (a) Baoshan Iron & Steel Co Ltd 295
118,100 (a) BeiGene Ltd (ADR) 40,237
7,800 (a) Beijing Compass Technology Development Co Ltd 184
39,000 (a) Beijing Enlight Media Co Ltd 106
113,149 (a) Beijing Enterprises Holdings Ltd 483
909,322 (a) Beijing Enterprises Water Group Ltd 279
5,803 (a) Beijing Kingsoft Office Software, Inc 259
23,500 (a) Beijing New Building Materials plc 78
1,136 (a) Beijing Roborock Technology Co Ltd 34
9,600 (a) Beijing Tiantan Biological Products Corp Ltd 26
6,900 Beijing Tongrentang Co Ltd 33
5,060 (a) Beijing Wantai Biological Pharmacy Enterprise Co Ltd 40
32,800 (a) Beijing Yanjing Brewery Co Ltd 56
636,549 (a) Beijing-Shanghai High Speed Railway Co Ltd 459
601,000 (a) BeOne Medicines Ltd 16,037
2,196 (a) Bestechnic Shanghai Co Ltd 92
6,480 (a) Bethel Automotive Safety Systems Co Ltd 49
50,260 (a) Bilibili, Inc 1,421
47,398 (a),(c) BOC Aviation Ltd 423
40,300 (a) BOC International China Co Ltd 81
500,367 (a) BOE Technology Group Co Ltd 293
1,014,571 (a) Bosideng International Holdings Ltd 605
72,065 BYD Co Ltd 1,111
2,178,756 BYD Co Ltd (H shares) 30,796
173,500 (a) BYD Electronic International Co Ltd 920
192,000 (a),(b) C&D International Investment Group Ltd 441
74,530 (a) Caitong Securities Co Ltd 88
5,333 (a) Cambricon Technologies Corp Ltd 998
22,900 (a) Capital Securities Co Ltd 71
266,200 (a) CCOOP Group Co Ltd 96
262,800 (a) CGN Power Co Ltd 134
2,348,000 (a),(c) CGN Power Co Ltd 872
2,000 (a) Changchun High & New Technology Industry Group, Inc 37
73,900 (a) Changjiang Securities Co Ltd 86
2,700 (a) Changzhou Xingyu Automotive Lighting Systems Co Ltd 51
25,700 (a) Chaozhou Three-Circle Group Co Ltd 168
5,500 (a) Chifeng Jilong Gold Mining Co Ltd 23
1,796,050 (a) China Citic Bank 1,542
159,600 (a) China CITIC Bank Corp Ltd 161
420,531 (a) China Coal Energy Co 502
576,000 (a) China Communications Services Corp Ltd 340
273,300 China Construction Bank Corp - A 331
20,651,509 China Construction Bank Corp - H 19,808
97,200 (a) China CSSC Holdings Ltd 473
198,700 (a) China Eastern Airlines Corp Ltd 116
404,400 (a) China Energy Engineering Corp Ltd 137
640,300 (a) China Everbright Bank Co Ltd - A 303
763,791 (a) China Everbright Bank Co Ltd - H 318
830,000 (a),(c) China Feihe Ltd 426
775,000 (a) China Galaxy Securities Co Ltd 1,174
101,200 (a) China Galaxy Securities Co Ltd (Class A) 253
598,825 (a) China Gas Holdings Ltd 586
38,100 (a) China Great Wall Securities Co Ltd 62
44,400 (a) China Greatwall Technology Group Co Ltd 106

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
613,644 (a),(b) China Hongqiao Group Ltd $ 2,078
3,100,000 (a),(c) China Huarong Asset Management Co Ltd 413
329,800 (a) China Insurance International Holdings Co Ltd 645
36,800 (a) China International Capital Corp Ltd 191
346,562 (a),(c) China International Capital Corp Ltd 948
55,529 China Jushi Co Ltd 135
1,609,351 (a) China Life Insurance Co Ltd 4,558
38,000 (a) China Life Insurance Co Ltd (Class A) 212
91,800 (a),(b),(c) China Literature Ltd 464
542,000 (a) China Longyuan Power Group Corp Ltd 578
689,000 (a) China Mengniu Dairy Co Ltd 1,325
842,828 China Merchants Bank Co Ltd 5,044
266,690 China Merchants Bank Co Ltd (Class A) 1,517
99,579 (a) China Merchants Energy Shipping Co Ltd 124
78,700 (a) China Merchants Expressway Network & Technology Holdings Co Ltd 108
279,431 (a) China Merchants Holdings International Co Ltd 523
97,720 (a) China Merchants Securities Co Ltd 236
129,600 (a) China Merchants Shekou Industrial Zone Holdings Co Ltd 185
474,020 China Minsheng Banking Corp Ltd - A 265
1,471,611 (a) China Minsheng Banking Corp Ltd - H 777
822,000 (a) China Molybdenum Co Ltd 1,657
239,900 (a) China Molybdenum Co Ltd (Class A) 531
825,217 (a) China National Building Material Co Ltd 585
32,900 (a) China National Chemical Engineering Co Ltd 34
273,800 (a) China National Nuclear Power Co Ltd 335
11,900 (a) China National Software & Service Co Ltd 83
47,600 (a) China Northern Rare Earth Group High-Tech Co Ltd 323
404,002 (a) China Oilfield Services Ltd 346
808,435 (a) China Overseas Land & Investment Ltd 1,489
92,800 (a) China Pacific Insurance Group Co Ltd - A 459
579,800 (a) China Pacific Insurance Group Co Ltd - H 2,304
417,900 (a) China Petroleum & Chemical Corp 311
4,914,000 (a) China Petroleum & Chemical Corp 2,553
858,723 (a) China Power International Development Ltd 356
284,900 (a) China Railway Group Ltd - A 221
923,000 (a) China Railway Group Ltd - H 466
95,452 (a) China Railway Signal & Communication Corp Ltd 72
13,600 (a) China Rare Earth Resources And Technology Co Ltd 99
354,000 (a) China Resources Beer Holdings Company Ltd 1,246
206,995 (a) China Resources Gas Group Ltd 527
692,698 (a) China Resources Land Ltd 2,700
16,431 (a) China Resources Microelectronics Ltd 129
153,400 (a),(c) China Resources Mixc Lifestyle Services Ltd 814
175,500 (a),(b),(c) China Resources Pharmaceutical Group Ltd 108
446,885 (a) China Resources Power Holdings Co 1,024
7,943 (a) China Resources Sanjiu Medical & Pharmaceutical Co Ltd 31
1,859,245 (a),(b) China Ruyi Holdings Ltd 710
85,490 (a) China Shenhua Energy Co Ltd - A 463
728,316 (a) China Shenhua Energy Co Ltd - H 3,477
142,900 (a) China Southern Airlines Co Ltd (Class A) 122
224,800 (a) China State Construction Engineering Corp Ltd 172
286,974 (a) China State Construction International Holdings Ltd 365
380,500 (a) China Three Gorges Renewables Group Co Ltd 227
24,925 China Tourism Group Duty Free Corp Ltd 251
970,700 (a),(c) China Tower Corp Ltd 1,431
397,900 (a) China United Network Communications Ltd 308
496,000 (a),(b) China Vanke Co Ltd 355
136,300 (a) China Vanke Co Ltd (Class A) 132
80,500 (a) China XD Electric Co Ltd 77
316,078 China Yangtze Power Co Ltd 1,210
204,740 (a) China Zheshang Bank Co Ltd 86
106,154 (a) Chongqing Changan Automobile Co Ltd 183

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
520,099 (a) Chongqing Rural Commercial Bank $ 401
142,000 (a) Chongqing Rural Commercial Bank Co Ltd 131
10,950 Chongqing Zhifei Biological Products Co Ltd 32
433,600 (b) Chow Tai Fook Jewellery Group Ltd 866
911,735 (a) Citic Pacific Ltd 1,335
32,112 (a) Citic Pacific Special Steel Group Co Ltd 62
344,274 CITIC Securities Co Ltd 1,359
159,870 CITIC Securities Co Ltd (Class A) 673
19,100 (a),(c) Cloud Music, Inc 636
9,220 (a) CNGR Advanced Material Co Ltd 65
116,500 (a) CNPC Capital Co Ltd 173
820,000 (a) Cnpc Hong Kong Ltd 732
15,523 (a),(b) Contemporary Amperex Technology Co Ltd 1,143
57,098 Contemporary Amperex Technology Co Ltd 3,238
52,266 COSCO SHIPPING Energy Transportation Co Ltd 89
170,060 (a) COSCO SHIPPING Holdings Co Ltd - A 343
563,150 (a),(b) COSCO SHIPPING Holdings Co Ltd - H 876
939,000 (a) CRRC Corp Ltd 724
313,300 (a) CRRC Corp Ltd (Class A) 329
54,100 (a) CSC Financial Co Ltd 204
51,660 (a) CSI Solar Co Ltd 98
7,680 (a) CSPC Innovation Pharmaceutical Co Ltd 50
656,880 (a) CSPC Pharmaceutical Group Ltd 791
260,600 (a) Daqin Railway Co Ltd 216
144,308 (a) Datang International Power Generation Co Ltd 69
3,100 (a) Dong-E-E-Jiao Co Ltd 21
39,000 (a) Dongfang Electric Corp Ltd 106
44,600 (a) Dongxing Securities Co Ltd 73
202,406 (a) East Money Information Co Ltd 774
6,850 (a) Eastroc Beverage Group Co Ltd 293
7,500 (a) Ecovacs Robotics Co Ltd 114
5,300 (a) Empyrean Technology Co Ltd 94
175,000 ENN Energy Holdings Ltd 1,443
28,200 (a) ENN Natural Gas Co Ltd 71
13,020 (a) Eoptolink Technology, Inc Ltd 673
26,470 (a) Eve Energy Co Ltd 340
52,300 (a) Everbright Securities Co Ltd 139
125,473 (a) Everdisplay Optronics Shanghai Co Ltd 51
151,000 (a) Far East Horizon Ltd 133
23,800 (a) Flat Glass Group Co Ltd 58
223,400 (a) Focus Media Information Technology Co Ltd 254
58,422 (a) Foshan Haitian Flavouring & Food Co Ltd 321
573,521 (a) Fosun International 406
105,500 (a) Founder Securities Co Ltd 121
174,700 (a) Foxconn Industrial Internet Co Ltd 1,631
25,800 (a) Fuyao Glass Industry Group Co Ltd - A 266
132,706 (a),(c) Fuyao Glass Industry Group Co Ltd - H 1,337
22,387 (a) GalaxyCore, Inc 57
21,920 (a) Ganfeng Lithium Group Co Ltd 188
4,849,000 (a),(b) GCL Technology Holdings Ltd 816
220,275 (a) GD Power Development Co Ltd 154
226,100 (a) GDS Holdings Ltd 1,104
233,000 (a) GDS Holdings Ltd (ADR) 9,017
1,317,362 (a) Geely Automobile Holdings Ltd 3,310
58,500 (a) GEM Co Ltd 69
92,000 (a),(b) Genscript Biotech Corp 199
83,400 (a) GF Securities Co Ltd (Class A) 262
81,600 (a),(b),(c) Giant Biogene Holding Co ltd 592
26,100 (a) Giant Network Group Co Ltd 166
8,812 (a) GigaDevice Semiconductor, Inc 265
47,900 (a) GoerTek, Inc 254
11,977 (a) Gongniu Group Co Ltd 75

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
22,400 (a) Gotion High-tech Co Ltd $ 147
511,196 Great Wall Motor Co Ltd 1,104
31,400 Great Wall Motor Co Ltd 109
40,700 (a) Gree Electric Appliances, Inc of Zhuhai 227
50,100 (a) GRG Banking Equipment Co Ltd 98
20,700 (a) Guangdong Haid Group Co Ltd 185
662,000 (a) Guangdong Investments Ltd 602
93,192 (a) Guanghui Energy Co Ltd 66
71,658 (a) Guangzhou Automobile Group Co Ltd 77
10,500 (a) Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 38
32,600 (a) Guangzhou Haige Communications Group, Inc Co 60
21,800 (a) Guangzhou Tinci Materials Technology Co Ltd 117
31,000 (a) Guolian Securities Co Ltd 49
84,900 (a) Guosen Securities Co Ltd 162
173,822 (a) Guotai Junan Securities Co Ltd 462
416,785 (a),(c) Guotai Junan Securities Co Ltd (Hong Kong) 857
68,990 (a) Guoyuan Securities Co Ltd 89
377,000 (a),(b),(c) Haidilao International Holding Ltd 649
79,800 (a) Haier Smart Home Co Ltd 285
526,884 Haier Smart Home Co Ltd 1,709
524,300 (a) Hainan Airlines Holding Co Ltd 120
83,000 (a) Hainan Airport Infrastructure Co Ltd 49
13,800 (a) Haisco Pharmaceutical Group Co Ltd 104
153,000 (a) Haitian International Holdings Ltd 421
29,105 (a) Hangzhou First Applied Material Co Ltd 64
20,900 (a) Hangzhou Silan Microelectronics Co Ltd 93
1,800 (a) Hangzhou Tigermed Consulting Co Ltd - A 15
100,000 (a),(c) Hansoh Pharmaceutical Group Co Ltd 464
37,700 (a) Henan Shenhuo Coal & Power Co Ltd 106
41,000 (a) Henan Shuanghui Investment & Development Co Ltd 143
136,490 (a) Hengan International Group Co Ltd 445
100,780 (a) Hengli Petrochemical Co Ltd 243
32,500 (a) Hengtong Optic-electric Co Ltd 105
7,300 (a) Hithink RoyalFlush Information Network Co Ltd 383
72,100 (a) HLA Corp Ltd 66
889,200 (a),(b) Horizon Robotics, Inc 1,092
8,600 (a) Hoshine Silicon Industry Co Ltd 60
158,000 (a),(b),(c) Hua Hong Semiconductor Ltd 1,624
121,600 (a) Huadian Power International Corp Ltd (Class A) 87
9,740 (a) Huadong Medicine Co Ltd 57
52,800 (a) Huafon Chemical Co Ltd 68
15,500 (a) Huagong Tech Co Ltd 202
51,400 (a) Huaibei Mining Holdings Co Ltd 89
9,360 (a) Hualan Biological Engineering, Inc 21
129,700 (a) Huaneng Power International, Inc - A 129
912,464 (a) Huaneng Power International, Inc - H 635
11,800 (a) Huaqin Technology Co Ltd 176
280,000 (a),(c) Huatai Securities Co Ltd 738
95,300 Huatai Securities Co Ltd (Class A) 292
166,200 (a) Huaxia Bank Co Ltd 154
41,449 (a) Huayu Automotive Systems Co Ltd 120
42,809 Huazhu Group Ltd (ADR) 1,674
5,800 (a) Huizhou Desay Sv Automotive Co Ltd 124
9,500 (a) Humanwell Healthcare Group Co Ltd 28
94,200 (a) Hunan Valin Steel Co Ltd 86
23,112 (a) Hundsun Technologies, Inc 113
4,239 (a) Hwatsing Technology Co Ltd 99
30,120 (a) Hygon Information Technology Co Ltd 1,075
33,800 (a) Iflytek Co Ltd 267
1,260 (a) Imeik Technology Development Co Ltd 32
821,300 Industrial & Commercial Bank of China Ltd - A 843
13,988,070 Industrial & Commercial Bank of China Ltd - H 10,300

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
278,600 Industrial Bank Co Ltd $ 777
102,990 (a) Industrial Securities Co Ltd 95
6,600 (a) Ingenic Semiconductor Co Ltd 83
622,100 (a) Inner Mongolia BaoTou Steel Union Co Ltd 208
34,847 (a) Inner Mongolia Dian Tou Energy Corp Ltd 111
137,600 (a) Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 101
83,081 (a) Inner Mongolia Yili Industrial Group Co Ltd 319
203,413 (a) Inner Mongolia Yitai Coal Co 390
268,500 (a),(c) Innovent Biologics, Inc 3,343
20,900 (a) Inspur Electronic Information Industry Co Ltd 220
14,250 (a) Isoftstone Information Technology Group Co Ltd 111
42,300 (a) JA Solar Technology Co Ltd 78
24,700 (a) JCET Group Co Ltd 153
244,100 (a),(c) JD Health International, Inc 2,079
441,702 (a),(c) JD Logistics, Inc 742
1,982,855 JD.com, Inc 34,741
68,300 (a) Jiangsu Eastern Shenghong Co Ltd 91
269,277 (a) Jiangsu Express 312
16,804 (a) Jiangsu Hengli Hydraulic Co Ltd 227
32,882 Jiangsu Hengrui Pharmaceuticals Co Ltd 331
10,700 (a) Jiangsu Hoperun Software Co Ltd 92
13,400 (a) Jiangsu King's Luck Brewery JSC Ltd 74
35,900 (a) Jiangsu Phoenix Publishing & Media Corp Ltd 53
17,900 (a) Jiangsu Yanghe Brewery Joint-Stock Co Ltd 171
5,200 (a) Jiangsu Yuyue Medical Equipment & Supply Co Ltd 29
47,500 (a) Jiangsu Zhongtian Technology Co Ltd 127
228,000 (a) Jiangxi Copper Co Ltd 893
29,158 (a) Jiangxi Copper Co Ltd (Class A) 146
40,784 (a) Jinduicheng Molybdenum Co Ltd 89
130,215 (a) Jinko Solar Co Ltd 102
79,769 (a) Kanzhun Ltd (ADR) 1,863
443,685 (a) KE Holdings, Inc 2,892
661,000 (a) Kingdee International Software Group Co Ltd 1,482
210,000 Kingsoft Corp Ltd 932
578,000 (a),(c) Kuaishou Technology 6,252
30,400 Kuang-Chi Technologies Co Ltd 214
17,300 (a) Kunlun Tech Co Ltd 118
16,200 (a) Kweichow Moutai Co Ltd 3,292
6,100 (a),(b) Laopu Gold Co Ltd 558
33,700 (a) LB Group Co Ltd 92
1,476,000 Lenovo Group Ltd 2,187
69,700 (a) Lens Technology Co Ltd 330
268,579 (a) Li Auto, Inc 3,438
506,500 (a) Li Ning Co Ltd 1,145
81,900 (a) Lingyi iTech Guangdong Co 188
449,500 (a),(c) Longfor Group Holdings Ltd 685
105,613 (a) LONGi Green Energy Technology Co Ltd 268
3,930 (a) Loongson Technology Corp Ltd 87
95,509 (a) Luxshare Precision Industry Co Ltd 872
19,200 (a) Luzhou Laojiao Co Ltd 357
25,790 (a) Mango Excellent Media Co Ltd 130
6,572 (a) Maxscend Microelectronics Co Ltd 77
41,243 (a) Meihua Holdings Group Co Ltd 62
741,000 (a),(c) Meitu, Inc 881
1,068,079 (a),(c) Meituan 14,268
225,500 (a) Metallurgical Corp of China Ltd 122
78,252 (a) Midea Group Co Ltd 826
46,200 (a) Midea Group Co Ltd 472
108,600 (a) MINISO Group Holding Ltd 612
944,429 (a) MMG Ltd 818
13,863 (a) Montage Technology Co Ltd 303
72,344 (a) Muyuan Foods Co Ltd 539

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
31,400 (a) Nanjing Securities Co Ltd $ 38
106,651 (a) NARI Technology Co Ltd 345
35,181 (a) National Silicon Industry Group Co Ltd 128
8,910 (a) NAURA Technology Group Co Ltd 568
375,026 NetEase, Inc 11,390
27,500 (a) New China Life Insurance Co Ltd - A 237
203,200 (a) New China Life insurance Co Ltd - H 1,203
50,700 (a) New Hope Liuhe Co Ltd 70
265,044 (a) New Oriental Education & Technology Group, Inc 1,415
27,932 (a) Nexchip Semiconductor Corp 137
20,200 (a) Ninestar Corp 67
10,225 (a) Ningbo Deye Technology Co Ltd 117
8,800 (a) Ningbo Orient Wires & Cables Co Ltd 88
23,200 (a) Ningbo Sanxing Medical Electric Co Ltd 80
20,735 (a) Ningbo Tuopu Group Co Ltd 237
95,449 (a) Ningxia Baofeng Energy Group Co Ltd 239
396,440 (a),(b) NIO, Inc 2,998
437,800 (c) Nongfu Spring Co Ltd 3,026
49,400 (a) OFILM Group Co Ltd 91
5,840 (a) Oppein Home Group, Inc 44
78,328 (a) Orient Securities Co Ltd 126
152,406 (a) PDD Holdings, Inc (ADR) 20,143
1,929,276 (a) People's Insurance Co Group of China Ltd 1,688
154,600 (a) People's Insurance Co Group of China Ltd (Class A) 170
4,530,000 (a) PetroChina Co Ltd 4,107
278,500 (a) PetroChina Co Ltd 315
7,425 (a) Pharmaron Beijing Co Ltd - A 38
1,497,959 (a) PICC Property & Casualty Co Ltd 3,379
241,713 (a) Ping An Bank Co Ltd 385
1,446,203 (a) Ping An Insurance Group Co of China Ltd 9,839
141,100 Ping An Insurance Group Co of China Ltd (Class A) 1,095
3,471 (a) Piotech, Inc 127
152,000 (a) Poly Developments and Holdings Group Co Ltd 168
115,970 (a),(c) Pop Mart International Group Ltd 3,972
410,900 Postal Savings Bank of China Co Ltd - A 332
1,942,201 (c) Postal Savings Bank of China Co Ltd - H 1,361
199,298 (a) Power Construction Corp of China Ltd 157
72,800 (a) Qinghai Salt Lake Industry Co Ltd 214
18,700 (a) Range Intelligent Computing Technology Group Co Ltd 141
5,000 (a) Rockchip Electronics Co Ltd 159
117,073 (a) Rongsheng Petrochemical Co Ltd 159
107,800 (a) SAIC Motor Corp Ltd 260
31,700 (a) Sailun Group Co Ltd 64
67,400 (a) Sanan Optoelectronics Co Ltd 148
115,400 (a) Sany Heavy Industry Co Ltd 377
45,573 (a) Satellite Chemical Co Ltd 124
65,200 (a) SDIC Capital Co Ltd 72
113,500 (a) SDIC Power Holdings Co Ltd 208
21,065 (a) Seres Group Co Ltd 509
68,700 SF Holding Co Ltd 390
8,108 (a) SG Micro Corp 95
123,613 (a) Shaanxi Coal Industry Co Ltd 348
48,620 (a) Shandong Gold Mining Co Ltd - A 268
179,000 (a),(b),(c) Shandong Gold Mining Co Ltd - H 846
10,700 (a) Shandong Himile Mechanical Science & Technology Co Ltd 89
26,483 (a) Shandong Hualu Hengsheng Chemical Co Ltd 99
157,900 (a) Shandong Nanshan Aluminum Co Ltd 88
43,600 (a) Shandong Sun Paper Industry JSC Ltd 88
198,400 (a) Shandong Weigao Group Medical Polymer Co Ltd 148
5,885 (a) Shanghai Allist Pharmaceuticals Co Ltd 91
25,798 (a) Shanghai Baosight Software Co Ltd 84
182,700 (a) Shanghai Electric Group Co Ltd 243

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
8,500 (a) Shanghai Fosun Pharmaceutical Group Co Ltd - A $ 36
3,081 (a) Shanghai Friendess Electronic Technology Corp Ltd 67
16,300 (a) Shanghai International Airport Co Ltd 73
16,300 (a) Shanghai Pharmaceuticals Holding Co Ltd - A 41
385,400 (a) Shanghai Pudong Development Bank Co Ltd 645
21,136 (a) Shanghai Putailai New Energy Technology Co Ltd 92
21,200 (a) Shanghai RAAS Blood Products Co Ltd 20
113,000 (a) Shanghai Rural Commercial Bank Co Ltd 130
3,921 (a) Shanghai United Imaging Healthcare Co Ltd 84
21,500 (a) Shanghai Zhangjiang High-Tech Park Development Co Ltd 166
32,179 (a) Shanxi Lu'an Environmental Energy Development Co Ltd 64
15,580 (a) Shanxi Xinghuacun Fen Wine Factory Co Ltd 426
60,512 (a) Shanxi Xishan Coal & Electricity Power Co Ltd 59
82,800 (a) Shenergy Co Ltd 91
30,100 (a) Shengyi Technology Co Ltd 229
9,464 (a) Shennan Circuits Co Ltd 289
307,100 (a) Shenwan Hongyuan Group Co Ltd 231
8,400 (a) Shenzhen Goodix Technology Co Ltd 98
17,100 Shenzhen Inovance Technology Co Ltd 202
11,260 (a) Shenzhen Investment Holdings Bay Area Development Co Ltd 3
13,200 (a) Shenzhen Kinwong Electronic Co Ltd 117
6,200 Shenzhen Mindray Bio-Medical Electronics Co Ltd 215
3,200 (a) Shenzhen New Industries Biomedical Engineering Co Ltd 31
6,000 (a) Shenzhen Salubris Pharmaceuticals Co Ltd 51
15,777 (a) Shenzhen Transsion Holdings Co Ltd 210
180,500 (a) Shenzhou International Group Holdings Ltd 1,429
2,717 (a) Sichuan Biokin Pharmaceutical Co Ltd 144
62,200 (a) Sichuan Changhong Electric Co Ltd 92
60,500 (a) Sichuan Chuantou Energy Co Ltd 121
8,500 (a) Sichuan Kelun Pharmaceutical Co Ltd 44
10,600 (a),(b) Sichuan Kelun-Biotech Biopharmaceutical Co Ltd 700
85,900 (a) Sichuan Road and Bridge Group Co Ltd 98
71,000 (a) Silergy Corp 605
32,100 (a) Sinolink Securities Co Ltd 46
109,200 (a) Sinopharm Group Co Ltd 257
156,592 (a) Sinotruk Hong Kong Ltd 462
400,000 (a),(b),(c) Smoore International Holdings Ltd 905
69,062 (a) SooChow Securities Co Ltd 95
91,100 (a) Southwest Securities Co Ltd 61
13,800 (a) Spring Airlines Co Ltd 104
27,440 (a) Sungrow Power Supply Co Ltd 626
155,700 Sunny Optical Technology Group Co Ltd 1,806
21,300 (a) Sunwoda Electronic Co Ltd 102
22,100 (a) Suzhou Dongshan Precision Manufacturing Co Ltd 223
10,668 (a) Suzhou TFC Optical Communication Co Ltd 253
89,300 (a) TAL Education Group (ADR) 1,000
73,060 (a) TBEA Co Ltd 183
262,510 (a) TCL Technology Group Corp 159
49,575 (a) TCL Zhonghuan Renewable Energy Technology Co Ltd 63
2,434,767 Tencent Holdings Ltd 207,466
1,032,615 Tencent Music Entertainment Group (ADR) 24,101
105,600 (a) Tianfeng Securities Co Ltd 79
19,600 (a) Tianqi Lithium Corp 131
51,600 (a) Tianshan Aluminum Group Co Ltd 84
53,500 (a),(d) Tianshui Huatian Technology Co Ltd 89
444,000 (a) Tingyi Cayman Islands Holding Corp 593
279,200 (a) Tongcheng Travel Holdings Ltd 825
19,600 (a) TongFu Microelectronics Co Ltd 111
156,147 (a) Tongling Nonferrous Metals Group Co Ltd 118
60,700 (a) Tongwei Co Ltd 190
233,000 (a) Travelsky Technology Ltd 318
25,738 (a) Trina Solar Co Ltd 63

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CHINA (continued)
133,734 (a) Trip.com Group Ltd $ 10,142
136,000 (a) Tsingtao Brewery Co Ltd 925
9,800 (a) Tsingtao Brewery Co Ltd (Class A) 91
10,899 (a) Unigroup Guoxin Microelectronics Co Ltd 139
38,800 (a) Unisplendour Corp Ltd 165
6,981 (a) Verisilicon Microelectronics Shanghai Co Ltd 180
11,700 (a) Victory Giant Technology Huizhou Co Ltd 471
72,200 Vipshop Holdings Ltd (ADR) 1,418
42,700 (a) Wanhua Chemical Group Co Ltd 400
1,055,471 (a) Want Want China Holdings Ltd 716
430,000 Weichai Power Co Ltd 769
105,400 Weichai Power Co Ltd (Class A) 208
87,483 (a) Wens Foodstuffs Group Co Ltd 229
16,000 Western Mining Co Ltd 50
64,600 (a) Western Securities Co Ltd 78
7,014 (a) Western Superconducting Technologies Co Ltd 64
17,910 (a) Will Semiconductor Co Ltd 382
17,200 (a) Wingtech Technology Co Ltd 113
378,400 (a) Wintime Energy Group Co Ltd 87
53,574 (a) Wuhan Guide Infrared Co Ltd 93
50,900 (a) Wuliangye Yibin Co Ltd 870
24,210 (a) WUS Printed Circuit Kunshan Co Ltd 251
13,016 (a) WuXi AppTec Co Ltd - A 206
182,585 (a),(b),(c) WuXi AppTec Co Ltd - H 2,794
18,255,500 (a),(c) Wuxi Biologics Cayman, Inc 96,398
66,000 (a) WuXi XDC Cayman, Inc 667
159,600 (a) XCMG Construction Machinery Co Ltd 258
33,700 (a) Xiamen C & D, Inc 49
26,600 (a) Xiamen Tungsten Co Ltd 111
3,373,200 (a),(c) Xiaomi Corp 23,444
20,713 (a) Xinjiang Daqo New Energy Co Ltd 84
53,800 (a) Xinjiang Goldwind Science & Technology Co Ltd - A 113
1,039,795 (a),(b) Xinyi Solar Holdings Ltd 459
267,646 (a) XPeng, Inc 3,145
270,000 (a),(c) Yadea Group Holdings Ltd 481
13,118 (a) Yantai Jereh Oilfield Services Group Co Ltd 103
704,688 (a),(b) Yanzhou Coal Mining Co Ltd 921
77,335 (a) Yanzhou Coal Mining Co Ltd (Class A) 145
16,470 (a) Yealink Network Technology Corp Ltd 86
15,088 (a) Yifeng Pharmacy Chain Co Ltd 52
22,800 (a) Yihai Kerry Arawana Holdings Co Ltd 101
36,820 (a) Yintai Gold Co Ltd 118
130,100 (a) Yonghui Superstores Co Ltd 86
48,659 (a) Yonyou Network Technology Co Ltd 107
22,100 (a) Youngor Group Co Ltd 23
42,700 (a) YTO Express Group Co Ltd 110
49,750 (a) Yum China Holdings, Inc 2,177
29,921 (a) Yum China Holdings, Inc 1,284
49,200 (a) Yunnan Aluminium Co Ltd 143
8,900 (a) Yunnan Baiyao Group Co Ltd 71
24,081 (a) Yunnan Yuntianhua Co Ltd 91
23,000 (a) Zangge Mining Co Ltd 189
2,800 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 77
376,136 (a) Zhaojin Mining Industry Co Ltd 1,505
28,200 (a) Zhejiang China Commodities City Group Co Ltd 74
28,700 (a) Zhejiang Chint Electrics Co Ltd 124
46,800 (a) Zhejiang Dahua Technology Co Ltd 133
359,161 (a) Zhejiang Expressway Co Ltd 332
21,793 (a) Zhejiang Huayou Cobalt Co Ltd 202
16,200 (a) Zhejiang Jingsheng Mechanical & Electrical Co Ltd 104
39,200 (a) Zhejiang Juhua Co Ltd 221
110,800 (a),(c) Zhejiang Leapmotor Technologies Ltd 945

SHARES DESCRIPTION VALUE (000)
CHINA (continued)
55,900 (a) Zhejiang Longsheng Group Co Ltd $ 78
16,304 (a) Zhejiang NHU Co Ltd 55
24,800 (a) Zhejiang Sanhua Intelligent Controls Co Ltd 169
9,420 (a) Zhejiang Supcon Technology Co Ltd 73
35,400 (a) Zhejiang Wanfeng Auto Wheel Co Ltd 90
15,790 (a) Zhejiang Weiming Environment Protection Co Ltd 44
178,800 (a) Zhejiang Zheneng Electric Power Co Ltd 124
32,300 (a) Zhengzhou Yutong Bus Co Ltd 123
50,000 (a) Zheshang Securities Co Ltd 81
14,480 (a) Zhongji Innolight Co Ltd 826
65,800 (a) Zhongjin Gold Corp Ltd 202
63,400 (a) Zhongtai Securities Co Ltd 62
9,447 (a) Zhuzhou CRRC Times Electric Co Ltd 70
98,767 (a) Zhuzhou CSR Times Electric Co Ltd 543
1,228,404 (a),(b) Zijin Mining Group Co Ltd 5,136
272,346 (a) Zijin Mining Group Co Ltd (Class A) 1,127
93,300 (a) Zoomlion Heavy Industry Science and Technology Co Ltd - A 105
56,800 (a) ZTE Corp 366
168,000 (a),(b) ZTE Corp (Class H) 766
91,184 (a) ZTO Express Cayman, Inc 1,725
TOTAL CHINA 1,042,561
COLOMBIA - 0.0%
55,340 (a) Grupo Cibest S.A. 854
96,825 (a) Grupo Cibest S.A. 1,261
98,464 Interconexion Electrica S.A. ESP 587
TOTAL COLOMBIA 2,702
CONGO, THE DEMOCRATIC REPUBLIC OF THE - 0.0%
160,843 (a),(b) Ivanhoe Mines Ltd 1,706
TOTAL CONGO, THE DEMOCRATIC REPUBLIC OF THE 1,706
CZECH REPUBLIC - 0.0%
28,574 (a) CEZ AS 1,774
15,902 (a) Komercni Banka AS 798
56,991 (a),(c) Moneta Money Bank AS 455
TOTAL CZECH REPUBLIC 3,027
DENMARK - 0.4%
60,220 (a) Carlsberg AS (Class B) 7,010
157,326 (a) Danske Bank AS 6,720
173,189 DSV AS 34,598
814,049 Novo Nordisk A.S. 45,328
76,124 (a) Novozymes A.S. 4,685
362,226 (a) Zealand Pharma AS 26,712
TOTAL DENMARK 125,053
EGYPT - 0.0%
498,523 Commercial International Bank 1,052
325,621 (a) Eastern Tobacco 290
171,632 (a) Talaat Moustafa Group 204
TOTAL EGYPT 1,546
FINLAND - 0.0%
91,396 Neste Oil Oyj 1,679
125,821 (a),(b) Stora Enso Oyj (R Shares) 1,385
114,009 (a),(b) UPM-Kymmene Oyj 3,122
TOTAL FINLAND 6,186
FRANCE - 2.7%
124,971 (a) Air Liquide 26,039
626,235 Airbus SE 146,242
12,324 Arkema 781
1,114,906 AXA S.A. 53,465
657,761 Compagnie de Saint-Gobain 71,269
170,030 Essilor International S.A. 55,388
10,086 Gecina S.A. 1,013
13,572 ICADE 342

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FRANCE (continued)
180,591 (b) Kering $ 60,516
125,025 (a) Legrand S.A. 20,774
236,518 (a) L'Oreal S.A. 102,764
229,377 LVMH Moet Hennessy Louis Vuitton S.A. 141,154
962,090 Orange S. A. 15,606
247,688 (a) Safran S.A. 87,897
957,360 Societe Generale 63,738
443,537 Total S.A. 27,015
1,070,451 Veolia Environnement 36,505
TOTAL FRANCE 910,508
GERMANY - 2.6%
47,410 Allianz AG. 19,947
756,721 (a) Aroundtown S.A. 2,910
192,815 (a) BASF SE 9,634
517,842 (a) BK LC Lux Finco 2 Sarl 23,432
26,513 (a) Brenntag SE 1,589
38,790 (a) Covestro AG. 2,655
71,189 Deutsche Boerse AG. 19,064
530,039 (a) Deutsche Telekom AG. 18,058
52,006 (a),(b) Dr ING hc F Porsche AG. 2,521
1,676,344 E.ON AG. 31,575
55,369 (a) Evonik Industries AG. 963
30,859 (a) Hannover Rueckversicherung AG. 9,312
441,390 HeidelbergCement AG. 99,774
17,652 (a) LEG Immobilien SE 1,407
14,628 (a) Muenchener Rueckver AG. 9,339
1,010 (a) OSRAM Licht AG. 62
49,604 (a) Rheinmetall AG. 116,032
1,887,976 RWE AG. 83,975
604,741 SAP AG. 161,930
622,988 Siemens AG. 168,193
444,392 (a) Siemens Energy AG. 52,251
301,313 (a),(c) Siemens Healthineers AG. 16,321
28,686 (a) Symrise AG. 2,495
186,480 Vonovia SE 5,828
TOTAL GERMANY 859,267
GREECE - 0.1%
472,285 (a) Alpha Bank S.A. 2,009
3,500,641 (a) Eurobank Ergasias Services and Holdings S.A. 13,542
5,760 (a),(d) FF Group  0^
35,860 Hellenic Telecommunications Organization S.A. 679
24,496 (a) JUMBO S.A. 840
186,062 (a) National Bank of Greece S.A. 2,709
39,998 (a) OPAP S.A. 933
242,505 (a) Piraeus Financial Holdings S.A. 2,060
37,234 (a) Public Power Corp 613
TOTAL GREECE 23,385
HONG KONG - 0.2%
3,065,200 AIA Group Ltd 29,377
1,004,000 Hang Lung Properties Ltd 1,125
373,000 (a) Henderson Land Development Co Ltd 1,314
630,200 Hongkong Land Holdings Ltd 3,989
532,000 (a) J&T Global Express Ltd 668
454,739 Link REIT 2,337
437,000 (a) New World Development Co Ltd 438
30,000 (a) Orient Overseas International Ltd 486
1,060,266 Prudential plc 14,843
834,250 Sino Biopharmaceutical Ltd 870
380,500 Sun Hung Kai Properties Ltd 4,551

SHARES DESCRIPTION VALUE (000)
HONG KONG (continued)
309,000 (a) Wharf Real Estate Investment Co Ltd $ 912
TOTAL HONG KONG 60,910
HUNGARY - 0.0%
87,941 (a) MOL Hungarian Oil & Gas plc 714
48,307 (a) OTP Bank Rt 4,179
11,229 Richter Gedeon Rt 342
TOTAL HUNGARY 5,235
INDIA - 1.3%
11,741 ABB Ltd India 685
35,166 (a) Adani Enterprises Ltd 993
117,866 (a) Adani Ports & Special Economic Zone Ltd 1,863
636,580 (a) Adani Power Ltd 1,038
4,163 (a) Alkem Laboratories Ltd 254
138,501 (a) Ambuja Cements Ltd 889
38,902 APL Apollo Tubes Ltd 739
44,453 (a) Apollo Hospitals Enterprise Ltd 3,712
635,720 (a) Ashok Leyland Ltd 1,023
72,477 Asian Paints Ltd 1,918
26,353 (a) Astral Ltd 405
77,498 (a),(c) AU Small Finance Bank Ltd 639
21,109 (a) Aurobindo Pharma Ltd 259
35,213 (a),(c) Avenue Supermarts Ltd 1,775
962,534 Axis Bank Ltd 12,262
14,716 (a) Bajaj Auto Ltd 1,439
600,780 (a) Bajaj Finance Ltd 6,760
82,562 (a) Bajaj Finserv Ltd 1,865
5,777 (a) Bajaj Holdings & Investment Ltd 797
16,494 (a) Balkrishna Industries Ltd 426
234,435 (a) Bank of Baroda 683
791,119 Bharat Electronics Ltd 3,601
56,470 (a) Bharat Forge Ltd 772
240,265 (a) Bharat Heavy Electricals Ltd 645
334,483 (a) Bharat Petroleum Corp Ltd 1,281
1,847,056 Bharti Airtel Ltd 39,064
1,603 (a) Bosch Ltd 689
23,685 (a) Britannia Industries Ltd 1,598
43,581 (a) BSE Ltd 1,000
21,010 (a) Cadila Healthcare Ltd 233
418,229 (a) Canara Bank 583
57,293 (a) CG Power & Industrial Solutions Ltd 478
90,772 (a) Cholamandalam Investment and Finance Co Ltd 1,645
146,636 Cipla Ltd 2,488
399,905 (a) Coal India Ltd 1,757
30,067 (a) Colgate-Palmolive India Ltd 752
69,868 (a) Container Corp Of India Ltd 414
14,790 (a) Coromandel International Ltd 375
30,294 (a) Cummins India Ltd 1,341
114,849 (a) Dabur India Ltd 635
9,839 (a) Divi's Laboratories Ltd 633
7,788 (a) Dixon Technologies India Ltd 1,431
163,332 (a) DLF Ltd 1,312
47,335 (a) Dr Reddy's Laboratories Ltd 657
29,562 Eicher Motors Ltd 2,334
150,281 (a) FSN E-Commerce Ventures Ltd 393
501,589 (a) GAIL India Ltd 996
578,863 (a) GMR Infrastructure Ltd 568
88,770 (a) Godrej Consumer Products Ltd 1,166
32,296 (a) Godrej Properties Ltd 717
58,763 (a) Grasim Industries Ltd 1,825
49,057 Havells India Ltd 830
206,494 HCL Technologies Ltd 3,224
21,040 (a),(c) HDFC Asset Management Co Ltd 1,311

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INDIA (continued)
2,438,909 HDFC Bank Ltd $ 26,137
860,816 HDFC Bank Ltd (ADR) 29,406
208,994 (a),(c) HDFC Life Insurance Co Ltd 1,780
26,404 Hero Honda Motors Ltd 1,628
291,185 (a) Hindalco Industries Ltd 2,499
43,769 (a) Hindustan Aeronautics Ltd 2,339
176,887 Hindustan Lever Ltd 5,010
211,053 (a) Hindustan Petroleum Corp Ltd 1,056
2,286 (a) Hitachi Energy India Ltd 463
30,512 (a) Hyundai Motor India Ltd 888
1,838,516 (a) ICICI Bank Ltd 27,863
52,052 (a),(c) ICICI Lombard General Insurance Co Ltd 1,107
77,399 (c) ICICI Prudential Life Insurance Co Ltd 519
734,090 (a) IDFC First Bank Ltd 577
186,034 Indian Hotels Co Ltd 1,510
613,707 (a) Indian Oil Corp Ltd 1,036
52,717 (a) Indian Railway Catering & Tourism Corp Ltd 415
286,022 (a) Indus Towers Ltd 1,104
124,400 (a) IndusInd Bank Ltd 1,031
77,400 (a) Info Edge India Ltd 1,142
714,320 Infosys Technologies Ltd 11,618
40,985 (a),(c) InterGlobe Aviation Ltd 2,577
653,573 (a) ITC Ltd 2,954
72,617 (a) Jindal Stainless Ltd 604
78,291 (a) Jindal Steel & Power Ltd 939
95,252 (a) JSW Energy Ltd 569
132,576 (a) JSW Steel Ltd 1,707
77,595 (a) Jubilant Foodworks Ltd 540
89,103 (a) Kalyan Jewellers India Ltd 456
235,040 Kotak Mahindra Bank Ltd 5,270
145,348 (a) Larsen & Toubro Ltd 5,992
15,937 (a),(c) LTIMindtree Ltd 927
18,707 (a) Lupin Ltd 404
64,632 (c) Macrotech Developers Ltd 827
200,479 Mahindra & Mahindra Ltd 7,737
26,501 (a) Mankind Pharma Ltd 728
112,761 (a) Marico Ltd 886
27,235 (a) Maruti Suzuki India Ltd 4,919
132,005 (a) Max Healthcare Institute Ltd 1,657
23,116 (a) Mphasis Ltd 693
519 (a) MRF Ltd 853
25,175 (a) Muthoot Finance Ltd 871
146,670 (a) Nestle India Ltd 1,904
698,140 (a) NHPC Ltd 679
699,006 (a) NMDC Ltd 601
947,576 (a) NTPC Ltd 3,634
19,441 (a) Oberoi Realty Ltd 346
676,043 (a) Oil & Natural Gas Corp Ltd 1,822
106,150 (a) Oil India Ltd 494
4,796 (a) Oracle Financial Services Software Ltd 454
1,343 (a) Page Industries Ltd 615
73,760 (a) PB Fintech Ltd 1,415
23,594 (a) Persistent Systems Ltd 1,284
169,337 (a) Petronet LNG Ltd 532
42,544 Phoenix Mills Ltd 745
16,706 PI Industries Ltd 661
66,822 Pidilite Industries Ltd 1,105
11,768 (a) Polycab India Ltd 966
324,457 (a) Power Finance Corp Ltd 1,498
1,003,741 Power Grid Corp of India Ltd 3,167
37,458 (a) Prestige Estates Projects Ltd 637
510,838 (a) Punjab National Bank 649

SHARES DESCRIPTION VALUE (000)
INDIA (continued)
114,957 (a) Rail Vikas Nigam Ltd $ 440
285,837 (a) REC Ltd 1,199
3,624,805 (a) Reliance Industries Ltd 55,676
4,557,381 (a) Reliance Strategic Investments Ltd 15,026
1,036,398 (a) Samvardhana Motherson International Ltd 1,234
59,328 (a) SBI Cards & Payment Services Ltd 586
98,514 (a),(c) SBI Life Insurance Co Ltd 1,988
2,015 (a) Shree Cement Ltd 664
304,400 (a) Shriram Finance Ltd 2,111
19,607 (a) Siemens India Ltd 691
5,919 (a) Solar Industries India Ltd 889
28,851 (a) SRF Ltd 917
388,481 (a) State Bank of India 3,814
181,094 (a) Sun Pharmaceutical Industries Ltd 3,260
14,296 (a) Sundaram Finance Ltd 709
14,018 Supreme Industries Ltd 667
2,046,776 (a) Suzlon Energy Ltd 1,268
187,998 (a) Swiggy Ltd 895
26,229 (a) Tata Communications Ltd 477
194,614 (a) Tata Consultancy Services Ltd 6,335
128,932 Tata Consumer Products Ltd 1,640
7,314 (a) Tata Elxsi Ltd 431
437,362 (a) Tata Motors Ltd 3,351
351,934 (a) Tata Power Co Ltd 1,540
1,626,786 (a) Tata Steel Ltd 3,094
117,598 (a) Tech Mahindra Ltd 1,857
76,658 (a) Titan Co Ltd 2,906
44,832 (a) Torrent Pharmaceuticals Ltd 1,824
37,952 (a) Torrent Power Ltd 521
39,253 Trent Ltd 2,066
23,025 (a) Tube Investments of India Ltd 804
51,868 (a) TVS Motor Co Ltd 2,009
25,393 (a) Ultra Tech Cement Ltd 3,496
325,195 Union Bank of India 507
64,292 (a) United Spirits Ltd 959
100,434 (a) UPL Ltd 741
291,541 (a) Varun Beverages Ltd 1,456
296,154 (a) Vedanta Ltd 1,554
331,690 (a) Vishal Mega Mart Ltd 557
5,339,533 (a) Vodafone Idea Ltd 488
50,251 (a) Voltas Ltd 766
18,652 (a) WAAREE Energies Ltd 699
575,177 (a) Wipro Ltd 1,552
2,989,242 (a) Yes Bank Ltd 715
637,083 (a) Zomato Ltd 2,339
TOTAL INDIA 438,336
INDONESIA - 0.1%
3,112,600 (a) Amman Mineral Internasional PT 1,349
4,341,468 Astra International Tbk PT 1,506
11,897,900 (a) Bank Central Asia Tbk PT 5,449
3,141,700 (a) Bank Negara Indonesia Persero Tbk PT 775
70,819,193 Bank Rakyat Indonesia 16,599
4,879,526 (a) Barito Pacific Tbk PT 1,100
1,870,355 (a) Chandra Asri Pacific Tbk PT 868
1,537,300 (a) Charoen Pokphand Indonesia Tbk PT 430
190,392,200 (a) GoTo Gojek Tokopedia Tbk PT 619
459,900 (a) Indofood CBP Sukses Makmur Tbk PT 262
1,641,400 (a) Kalbe Farma Tbk PT 111
4,838,200 (a) Petrindo Jaya Kreasi Tbk PT 472
8,010,094 (a) PT Bank Mandiri Persero Tbk 2,117
215,600 (a) PT Dian Swastatika Sentosa Tbk 1,374
929,200 (a) PT Indofood Sukses Makmur Tbk 403

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
INDONESIA (continued)
324,498 (a) PT United Tractors Tbk $ 522
4,067,900 (a) Sumber Alfaria Trijaya Tbk PT 471
10,623,795 Telkom Indonesia Persero Tbk PT 1,956
TOTAL INDONESIA 36,383
IRELAND - 0.2%
7,155,763 AIB Group plc 65,237
TOTAL IRELAND 65,237
ISRAEL - 0.0%
167,292 (a) Israel Chemicals Ltd 1,045
TOTAL ISRAEL 1,045
ITALY - 0.5%
142,163 Assicurazioni Generali S.p.A. 5,587
645,494 (a),(b) Davide Campari-Milano NV 4,082
441,876 (a) ENI S.p.A. 7,731
59,133 (a) Ferrari NV 28,663
642,075 Moncler S.p.A 37,788
1,808,781 (a) PRADA S.p.A 10,890
1,059,507 (a) UniCredit S.p.A 80,623
TOTAL ITALY 175,364
JAPAN - 5.8%
1,306 (a) Activia Properties, Inc 1,189
1,132,700 Advantest Corp 112,072
585 (a) Aeon Co Ltd 7
1,474,600 Ajinomoto Co, Inc 42,276
265,500 (a) Asahi Kasei Corp 2,087
3,120,091 Daiichi Sankyo Co Ltd 70,203
45,500 (a) Daito Trust Construction Co Ltd 998
860 (a) Daiwa House REIT Investment Corp 733
584,800 (a) ENEOS Holdings, Inc 3,704
1,357,700 (a) Fujitsu Ltd 31,849
8,227,220 (a) Hitachi Ltd 217,964
281,200 (a) Hoya Corp 38,882
207,200 (a),(b) Hulic Co Ltd 2,270
1,003 Hulic Reit, Inc 1,150
167,000 (a) Idemitsu Kosan Co Ltd 1,143
190,400 (a) Inpex Holdings, Inc 3,428
8 Invincible Investment Corp 4
4 Japan Retail Fund Investment Corp 3
617,700 (a) Japan Tobacco, Inc 20,259
124,300 (a),(b) JFE Holdings, Inc 1,525
696,800 (a) Kansai Electric Power Co, Inc 9,967
615,000 KDDI Corp 9,808
351 Kenedix Realty Investment Corp 400
77,000 (a) Keyence Corp 28,687
710,300 (a) Matsumotokiyoshi Holdings Co Ltd 14,428
276,600 Mitsubishi Chemical Holdings Corp 1,589
4,983,400 Mitsubishi Electric Corp 127,992
489,573 Mitsubishi Estate Co Ltd 11,252
3,382,800 (a) Mitsubishi Heavy Industries Ltd 88,525
12,669,200 Mitsubishi UFJ Financial Group, Inc 204,372
2,100,200 Mitsui & Co Ltd 52,151
30,750 Mitsui Fudosan Co Ltd 335
6,452 (a) Mitsui Fudosan Logistics Park, Inc 4,640
381 (a) Mori Hills REIT Investment Corp 368
788,200 (a) Murata Manufacturing Co Ltd 14,963
995,700 Nintendo Co Ltd 86,147
204,800 (a) Nippon Paint Co Ltd 1,397
1,045,000 (a),(b) Nippon Steel Corp 4,304
6,001,000 Nippon Telegraph & Telephone Corp 6,273
152,700 (a) Nitto Denko Corp 3,620
1,033 (a) Nomura Real Estate Master Fund, Inc 1,121
1,394 Orix JREIT, Inc 945

SHARES DESCRIPTION VALUE (000)
JAPAN (continued)
184,500 Sekisui House Ltd $ 4,196
232,500 (a) Shimano, Inc 25,984
364,500 (a) Shin-Etsu Chemical Co Ltd 11,935
875,800 Softbank Group Corp 110,509
11,202,225 Sony Corp 322,027
11,202,225 (a) Sony Financial Holdings, Inc 12,423
4,406 Star Asia Investment Corp 1,797
53,400 Sumitomo Metal Mining Co Ltd 1,719
4,560,803 Sumitomo Mitsui Financial Group, Inc 128,308
20 Sumitomo Realty & Development Co Ltd 1
37,400 (a) Taiyo Nippon Sanso Corp 1,325
336,400 Tokyo Tatemono Co Ltd 6,733
299,600 (a) Toray Industries, Inc 1,911
4,637,005 (a) Toyota Motor Corp 89,060
640 United Urban Investment Corp 777
TOTAL JAPAN 1,943,735
KOREA, REPUBLIC OF - 1.3%
10,397 (a) Alteogen, Inc 3,422
6,152 (a) Amorepacific Corp 537
34,795 (a) Celltrion, Inc 4,305
11,755 (a) Coway Co Ltd 825
11,566 (a) Daewoo International Corp 400
26,373 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 2,073
9,843 (a) Dongbu Insurance Co Ltd 973
11,971 Doosan Bobcat, Inc 474
1,610 (a) Doosan Corp 621
324,545 (a) Doosan Heavy Industries and Construction Co Ltd 14,503
10,491 (a) Ecopro BM Co Ltd 847
21,653 (a) Ecopro Co Ltd 734
61,369 (a) Hana Financial Group, Inc 3,816
5,179 (a) Hanjin Kal Corp 371
16,428 (a) Hankook Tire & Technology Co Ltd 449
9,340 (a) Hanmi Semiconductor Co Ltd 644
238 (a) Hanwha Chemical Corp 5
16,437 (a) Hanwha Systems Co Ltd 699
9,310 (a) HD Hyundai Co Ltd 1,033
5,093 HD Hyundai Electric Co Ltd 2,118
4,744 (a) HD Hyundai Heavy Industries Co Ltd 1,742
25,286 (a) HLB, Inc 682
54,974 (a) HMM Co Ltd 788
4,840 (a) HYBE Co Ltd 919
117,204 Hynix Semiconductor, Inc 29,055
1,207 (a) Hyosung Heavy Industries Corp 1,158
7,991 (a) Hyundai Glovis Co Ltd 943
9,204 (a) Hyundai Heavy Industries 2,697
12,822 (a) Hyundai Mobis 2,728
28,517 Hyundai Motor Co 4,372
7,671 (a) Hyundai Motor Co Ltd (2nd Preference) 911
4,838 Hyundai Motor Co Ltd (Preference) 562
16,534 (a) Hyundai Rotem Co Ltd 2,585
59,187 (a) Industrial Bank of Korea 821
66,042 Kakao Corp 2,812
34,954 (a) KakaoBank Corp 592
77,779 KB Financial Group, Inc 6,419
51,225 (a) Kia Motors Corp 3,677
15,538 (a) Korea Aerospace Industries Ltd 1,200
54,914 (a) Korea Electric Power Corp 1,417
9,076 (a) Korea Investment Holdings Co Ltd 939
870 Korea Zinc Co Ltd 571
37,540 (a) Korean Air Lines Co Ltd 609
6,172 (a),(c) Krafton, Inc 1,289
21,048 (a) KT&G Corp 2,005

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
KOREA, REPUBLIC OF (continued)
10,755 (a) LG Chem Ltd $ 2,135
18,363 (a) LG Corp 943
68,039 (a) LG Display Co Ltd 698
22,969 LG Electronics, Inc 1,239
10,047 (a) LG Energy Solution Ltd 2,493
1,929 (a) LG Household & Health Care Ltd 394
48,796 (a) LG Telecom Ltd 534
2,842 (a) LIG Nex1 Co Ltd 1,044
3,334 (a) LS Electric Co Ltd 678
17,637 (a) Meritz Financial Group, Inc 1,431
48,956 (a) Mirae Asset Daewoo Co Ltd 748
30,600 (a) Naver Corp 5,872
4,995 (a) Orion Corp/Republic of Korea 369
15,612 POSCO 3,068
7,406 POSCO Future M Co Ltd 758
3,699 (a),(c) Samsung Biologics Co Ltd 2,636
18,294 (a) Samsung C&T Corp 2,409
12,051 (a) Samsung Electro-Mechanics Co Ltd 1,664
3,978,604 Samsung Electronics Co Ltd 238,518
175,198 Samsung Electronics Co Ltd (Preference) 8,315
6,416 (a) Samsung Fire & Marine Insurance Co Ltd 2,065
151,972 (a) Samsung Heavy Industries Co Ltd 2,373
17,125 Samsung Life Insurance Co Ltd 1,914
13,727 (a) Samsung SDI Co Ltd 2,009
9,157 (a) Samsung SDS Co Ltd 1,072
7,081 (a) Samsung Techwin Co Ltd 5,600
899 (a) Samyang Foods Co Ltd 980
93,570 Shinhan Financial Group Co Ltd 4,718
12,138 (a) SK Biopharmaceuticals Co Ltd 881
14,597 (a) SK Innovation Co Ltd 1,046
20,311 (a) SK Square Co Ltd 2,925
11,017 SK Telecom Co Ltd 427
7,988 (a) SK, Inc 1,196
9,260 S-Oil Corp 411
143,500 (a) Woori Financial Group, Inc 2,657
32,422 (a) Woori Investment & Securities Co Ltd 449
4,648 (a) Yuhan Corp 396
TOTAL KOREA, REPUBLIC OF 417,407
KUWAIT - 0.1%
322,612 (a) Boubyan Bank KSCP 747
442,788 (a) Gulf Bank KSCP 507
2,380,503 (a) Kuwait Finance House KSCP 6,194
144,466 (a) Mabanee Co SAK 466
412,744 Mobile Telecommunications Co KSCP 696
1,784,339 (a) National Bank of Kuwait SAKP 6,193
490,663 (a) Warba Bank KSCP 456
TOTAL KUWAIT 15,259
LUXEMBOURG - 0.0%
101,331 (a) ArcelorMittal S.A. 3,656
28,811 (a) Reinet Investments S.C.A 842
TOTAL LUXEMBOURG 4,498
MACAU - 0.0%
2,167,000 (a) Galaxy Entertainment Group Ltd 11,915
TOTAL MACAU 11,915
MALAYSIA - 0.1%
512,800 (a) AMMB Holdings BHD 689
633,643 (a) Axiata Group Bhd 404
1,730,379 (a) Bumiputra-Commerce Holdings BHD 3,024
759,600 (a) Digi.Com BHD 668
1,000,461 (a) Gamuda BHD 1,318
138,900 (a) Hong Leong Bank BHD 677
170,900 IHH Healthcare Bhd 307

SHARES DESCRIPTION VALUE (000)
MALAYSIA (continued)
538,500 (a) IOI Corp BHD $ 505
104,743 (a) Kuala Lumpur Kepong BHD 513
1,287,000 Malayan Banking BHD 3,030
506,800 (a) Maxis Bhd 436
282,508 (a) MISC Bhd 490
722,509 (a),(c) MR DIY Group M Bhd 282
13,900 (a) Nestle Malaysia Bhd 318
517,000 (a) Petronas Chemicals Group Bhd 521
69,600 (a) Petronas Dagangan BHD 379
172,116 (a) Petronas Gas BHD 757
791,158 Press Metal Aluminium Holdings Bhd 1,111
3,132,400 Public Bank Bhd 3,227
330,975 (a) QL Resources Bhd 341
370,428 (a) RHB Capital BHD 581
432,600 (a) Sime Darby Plantation Bhd 536
527,400 (a) Sunway BHD 709
250,450 (a) Telekom Malaysia BHD 422
564,476 Tenaga Nasional BHD 1,774
554,887 (a) YTL Corp BHD 367
584,900 (a) YTL Power International BHD 586
TOTAL MALAYSIA 23,972
MEXICO - 0.4%
782,300 (a),(b) Alfa S.A. de C.V. (Class A) 627
3,911,599 (a) America Movil SAB de C.V. 4,095
110,000 (a),(b) Arca Continental SAB de C.V. 1,153
3,266,994 Cemex S.A. de C.V. 2,926
115,665 (a),(b) Coca-Cola Femsa SAB de C.V. 960
611,600 (a) Fibra Uno Administracion S.A. de C.V. 901
374,100 (a),(b) Fomento Economico Mexicano S.A. de C.V. 3,689
603,696 Fomento Economico Mexicano SAB de C.V. (ADR) 59,543
47,758 (a) Fresnillo plc 1,523
36,210 (a) Gruma SAB de C.V. 672
60,600 (a) Grupo Aeroportuario del Centro Norte Sab de C.V. 784
83,526 (a),(b) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 1,974
38,365 (a) Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 1,239
275,100 (a),(b) Grupo Bimbo S.A. de C.V. (Series A) 977
118,900 (a),(b) Grupo Carso S.A. de C.V. (Series A1) 849
72,900 (a),(b) Grupo Comercial Chedraui S.a. DE C.V. 578
3,763,907 Grupo Financiero Banorte S.A. de C.V. 37,916
390,127 (a),(b) Grupo Financiero Inbursa S.A. 1,073
670,223 (a),(b) Grupo Mexico S.A. de C.V. (Series B) 5,845
42,886 (a),(b) Industrias Penoles S.A. de C.V. 1,917
323,600 (a),(b) Kimberly-Clark de Mexico S.A. de C.V. (Class A) 685
216,954 (a) ProLogis Property Mexico S.A. de C.V. 888
39,195 (a) Promotora y Operadora de Infraestructura SAB de C.V. 535
43,000 (a),(b) Qualitas Controladora SAB de C.V. 393
19,409 Southern Copper Corp 2,355
1,131,500 (b) Wal-Mart de Mexico SAB de C.V. 3,495
TOTAL MEXICO 137,592
NETHERLANDS - 1.7%
3,269 (a),(c) Adyen NV 5,260
36,895 (a) Akzo Nobel NV 2,633
237 (a) Argenx SE 175
53,097 (a) Argenx SE 39,231
315,313 ASML Holding NV 307,489
169,783 (a),(c) Euronext NV 25,419
232,609 Heineken NV 18,215
12,770 (a) IMCD NV 1,324
5,802,728 ING Groep NV 152,123

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
NETHERLANDS (continued)
4,258,541 Koninklijke KPN NV $ 20,439
TOTAL NETHERLANDS 572,308
NORWAY - 0.0%
68,269 (a) Aker BP ASA 1,733
165,707 (a) Equinor ASA 4,041
299,194 Norsk Hydro ASA 2,034
TOTAL NORWAY 7,808
PERU - 0.0%
35,036 (a) Cia de Minas Buenaventura S.A. (ADR) (Series B) 853
14,421 Credicorp Ltd 3,840
TOTAL PERU 4,693
PHILIPPINES - 0.0%
51,310 Ayala Corp 426
1,449,770 (a) Ayala Land, Inc 607
460,434 (a) Bank of the Philippine Islands 910
518,465 (a) BDO Unibank, Inc 1,184
218,690 International Container Term Services, Inc 1,773
104,148 (a) Jollibee Foods Corp 383
62,584 Manila Electric Co 570
392,723 (a) Metropolitan Bank & Trust 459
16,198 (a) PLDT, Inc 306
48,570 SM Investments Corp 613
2,159,000 (a) SM Prime Holdings 833
TOTAL PHILIPPINES 8,064
POLAND - 0.1%
147,316 (a),(c) Allegro.eu S.A. 1,445
132,658 (a) Bank Millennium S.A. 529
38,913 (a) Bank Pekao S.A. 1,875
8,727 (a) Bank Zachodni WBK S.A. 1,135
3,087 (a) BRE Bank S.A. 766
2,774 (a) Budimex S.A. 389
11,725 (a) CCC S.A. 587
13,729 CD Projekt S.A. 1,024
105,180 (a),(c) Dino Polska S.A. 1,268
29,484 (a) KGHM Polska Miedz S.A. 1,300
238 LPP S.A. 1,159
191,563 (a) PGE Polska Grupa Energetyczna S.A. 566
124,484 (a) Polski Koncern Naftowy Orlen S.A. 2,966
187,528 Powszechna Kasa Oszczednosci Bank Polski S.A. 3,644
129,886 (a) Powszechny Zaklad Ubezpieczen S.A. 1,945
61,417 (a) Zabka Group S.A. 397
TOTAL POLAND 20,995
PORTUGAL - 0.1%
90,140 (a) Galp Energia SGPS S.A. 1,708
788,762 (a) Jeronimo Martins SGPS S.A. 19,203
TOTAL PORTUGAL 20,911
QATAR - 0.0%
466,783 (a) Barwa Real Estate Co 342
670,830 (a) Commercial Bank PSQC 845
368,388 (a) Dukhan Bank 358
327,576 (a) Industries Qatar QSC 1,125
1,274,072 (a) Masraf Al Rayan QSC 832
1,197,337 (a) Mesaieed Petrochemical Holding Co 427
175,944 Ooredoo QPSC 661
93,998 (a) Qatar Electricity & Water Co QSC 410
126,309 Qatar Fuel QSC 523
609,345 (a) Qatar Gas Transport Co Ltd 770
209,871 (a) Qatar International Islamic Bank QSC 625
376,711 (a) Qatar Islamic Bank SAQ 2,473

SHARES DESCRIPTION VALUE (000)
QATAR (continued)
988,965 (a) Qatar National Bank QPSC $ 5,047
TOTAL QATAR 14,438
ROMANIA - 0.0%
127,370 (a) NEPI Rockcastle NV 1,020
TOTAL ROMANIA 1,020
RUSSIA - 0.0%
12,672 (a),(b),(d) Ozon Holdings plc (ADR)  0^
211,169 (a),(d) VTB Bank PJSC (GDR) Tradegate 2
TOTAL RUSSIA 2
SAUDI ARABIA - 0.2%
32,796 (a) ACWA Power Co 1,872
75,989 (a) Ades Holding Co 330
421,260 Al Rajhi Bank 12,038
8,360 (a) Al Rajhi Co for Co-operative Insurance 271
261,242 (a) Alinma Bank 1,864
106,167 (a) Almarai Co JSC 1,424
190,543 (a) Arab National Bank 1,256
5,003 (a) Arabian Internet & Communications Services Co 344
154,317 (a) Bank AlBilad 1,186
126,392 (a) Bank Al-Jazira 432
261,336 (a) Banque Saudi Fransi 1,244
17,355 (a) Bupa Arabia for Cooperative Insurance Co 763
15,674 (a) Co for Cooperative Insurance 568
2,666 (a) Dallah Healthcare Co 107
110,967 (a) Dar Al Arkan Real Estate Development Co 590
7,188 Dr Sulaiman Al Habib Medical Services Group Co 518
5,114 (a) Elm Co 1,221
82,553 (a) Etihad Etisalat Co 1,487
124,175 (a) Jabal Omar Development Co 643
123,032 (a) Jarir Marketing Co 458
21,350 (a) Makkah Construction & Development Co 508
7,948 (a) Mouwasat Medical Services Co 156
8,495 (a) Nahdi Medical Co 270
312,339 (a) Riyad Bank 2,265
49,696 SABIC Agri-Nutrients Co 1,581
78,866 (a) Sahara International Petrochemical Co 429
7,662 (a) SAL Saudi Logistics Services 370
292,409 (a) Saudi Arabian Mining Co 4,991
1,298,580 (a),(c) Saudi Arabian Oil Co 8,527
11,144 (a) Saudi Aramco Base Oil Co 265
215,042 (a) Saudi Awwal Bank 1,840
192,322 Saudi Basic Industries Corp 3,156
175,381 (a) Saudi Electricity Co 710
130,453 (a) Saudi Investment Bank 496
629,482 (a) Saudi National Bank 6,576
7,129 (a) Saudi Research & Media Group 347
10,024 (a) Saudi Tadawul Group Holding Co 551
429,942 Saudi Telecom Co 5,056
57,973 (a) Yanbu National Petrochemical Co 540
TOTAL SAUDI ARABIA 67,250
SINGAPORE - 0.5%
750,400 Ascendas REIT 1,624
32,201 (a) CapitaLand Ascott Trust 23
606,342 Capitaland Investment Ltd 1,266
108,592 CapitaMall Trust 193
2,377,080 (a) DBS Group Holdings Ltd 94,270
4,472,261 Oversea-Chinese Banking Corp 57,019
954,700 (a) Singapore Exchange Ltd 12,256
TOTAL SINGAPORE 166,651
SOUTH AFRICA - 0.2%
181,111 (a) Absa Group Ltd 1,901
56,722 Anglo American Platinum Ltd 4,048

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
SOUTH AFRICA (continued)
241,776 (a) Anglo American plc $ 9,117
72,550 (a) Bid Corp Ltd 1,816
71,757 (b) Bidvest Group Ltd 880
18,806 Capitec Bank Holdings Ltd 3,795
49,822 (a) Clicks Group Ltd 1,017
114,602 (a) Discovery Ltd 1,307
45,281 (a) E Media Holdings Ltd 5
1,085,728 FirstRand Ltd 4,882
191,826 Gold Fields Ltd 8,033
123,032 (a) Harmony Gold Mining Co Ltd 2,223
196,114 (a) Impala Platinum Holdings Ltd 2,501
372,171 (a) MTN Group Ltd 3,132
33,536 Naspers Ltd 12,186
100,350 (a) Nedbank Group Ltd 1,241
894,795 (a),(b) Old Mutual Ltd 691
187,048 (a) OUTsurance Group Ltd 776
754,471 (a),(c) Pepkor Holdings Ltd 1,063
107,914 (a) Remgro Ltd 1,048
385,664 Sanlam Ltd 1,867
124,495 (a) Sasol Ltd 775
106,915 (a),(b) Shoprite Holdings Ltd 1,696
607,557 (a) Sibanye Stillwater Ltd 1,718
284,812 Standard Bank Group Ltd 3,896
133,126 (a) Vodacom Group Ltd 1,027
TOTAL SOUTH AFRICA 72,641
SPAIN - 1.3%
130,148 Amadeus IT Holding S.A. 10,346
8,016,411 Banco Bilbao Vizcaya Argentaria S.A. 154,474
17,163,258 Banco Santander S.A. 180,117
3,332,193 (a) CaixaBank S.A. 35,194
2,514,574 Iberdrola S.A. 47,599
108,528 (a),(b),(d) Let's GOWEX S.A. 1
20,822 Merlin Properties Socimi S.A. 315
250,037 (a) Repsol YPF S.A. 4,446
TOTAL SPAIN 432,492
SWEDEN - 0.3%
1,772,571 (a) Assa Abloy AB 61,699
61,404 Boliden AB 2,506
484,276 (a) Fastighets AB Balder 3,470
16,467 (a) Holmen AB 626
834,086 (a) Sandvik AB 23,301
TOTAL SWEDEN 91,602
SWITZERLAND - 1.4%
1,600,257 ABB Ltd 115,800
448,706 Cie Financiere Richemont S.A. 86,137
40,177 DSM-Firmenich AG. 3,428
1,516 (a) EMS-Chemie Holding AG. 1,077
296,608 (a) Galderma Group AG. 52,440
6,176 Givaudan S.A. 25,192
180,716 Lonza Group AG. 120,834
57,638 (a) On Holding AG. 2,441
12,608 (a) PSP Swiss Property AG. 2,169
66,066 SIG Group AG. 685
12,608 (a) Swiss Prime Site AG. 1,766
88,779 (b) Zurich Insurance Group AG 63,458
TOTAL SWITZERLAND 475,427
TAIWAN - 2.7%
109,000 (a) Accton Technology Corp 3,769
622,000 Acer, Inc 634
101,725 (a) Advantech Co Ltd 1,071
16,299 (a) Alchip Technologies Ltd 1,872
717,000 (a) ASE Technology Holding Co Ltd 3,915

SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
486,000 (a) Asia Cement Corp $ 609
71,000 Asia Vital Components Co Ltd 2,309
153,000 (a) Asustek Computer, Inc 3,380
1,280,800 (a) AU Optronics Corp 576
217,000 (a) Caliway Biopharmaceuticals Co Ltd 1,311
118,189 (a) Catcher Technology Co Ltd 709
2,042,947 Cathay Financial Holding Co Ltd 4,413
324,564 (a) Chailease Holding Co Ltd 1,189
1,339,836 (a) Chang Hwa Commercial Bank 865
405,000 (a) Cheng Shin Rubber Industry Co Ltd 501
618,000 (a) China Airlines 424
3,447,983 (a) China Development Financial Holding Corp 1,698
2,549,517 (a) China Steel Corp 1,627
3,579,000 Chinatrust Financial Holding Co 5,048
814,849 Chunghwa Telecom Co Ltd 3,567
916,000 (a) Compal Electronics, Inc 979
419,000 (a) Delta Electronics, Inc 11,803
182,916 E Ink Holdings, Inc 1,453
3,106,477 (a) E.Sun Financial Holding Co Ltd 3,404
909,000 (a) Eclat Textile Co Ltd 13,140
64,000 (a) Elite Material Co Ltd 2,590
13,546 (a) eMemory Technology, Inc 901
597,000 (a) Eva Airways Corp 749
230,292 (a) Evergreen Marine Corp Taiwan Ltd 1,356
653,000 (a) Far Eastern Textile Co Ltd 596
390,000 (a) Far EasTone Telecommunications Co Ltd 1,133
97,245 (a) Feng TAY Enterprise Co Ltd 394
2,444,857 First Financial Holding Co Ltd 2,399
762,000 (a) Formosa Chemicals & Fibre Corp 746
818,000 (a) Formosa Plastics Corp 1,037
33,770 (a) Fortune Electric Co Ltd 648
1,810,817 Fubon Financial Holding Co Ltd 5,258
2,289,312 Fuhwa Financial Holdings Co Ltd 2,623
113,000 (a) Gigabyte Technology Co Ltd 1,115
19,000 (a) Global Unichip Corp 842
55,274 (a) Globalwafers Co Ltd 851
2,684,077 Hon Hai Precision Industry Co, Ltd 19,165
64,952 Hotai Motor Co Ltd 1,268
1,926,416 (a) Hua Nan Financial Holdings Co Ltd 1,873
1,680,676 (a) InnoLux Display Corp 797
48,000 International Games System Co Ltd 1,243
576,000 (a) Inventec Co Ltd 869
18,670 (a) Jentech Precision Industrial Co Ltd 1,489
13,000 (a) King Slide Works Co Ltd 1,412
21,063 (a) Largan Precision Co Ltd 1,630
449,000 (a) Lite-On Technology Corp 2,553
18,000 (a) Lotes Co Ltd 920
326,879 MediaTek, Inc 14,177
2,541,412 (a) Mega Financial Holding Co Ltd 3,544
152,000 (a) Micro-Star International Co Ltd 581
1,096,000 (a) Nan Ya Plastics Corp 1,423
36,000 (a) Nien Made Enterprise Co Ltd 503
125,000 (a) Novatek Microelectronics Corp Ltd 1,755
441,000 (a) Pegatron Corp 1,027
23,304 (a) PharmaEssentia Corp 395
119,522 (a) President Chain Store Corp 973
582,721 (a) Quanta Computer, Inc 5,582
105,000 (a) Realtek Semiconductor Corp 1,901
823,259 (a) Shanghai Commercial & Savings Bank Ltd 1,136
2,646,558 (a) SinoPac Financial Holdings Co Ltd 2,175
264,000 (a) Synnex Technology International Corp 549
4,541,541 (a) Taishin Financial Holdings Co Ltd 2,686

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TAIWAN (continued)
1,492,334 (a) Taiwan Business Bank $ 772
1,451,579 (a) Taiwan Cement Corp 1,145
2,316,757 (a) Taiwan Cooperative Financial Holding Co Ltd 1,874
372,000 (a) Taiwan High Speed Rail Corp 343
374,447 (a) Taiwan Mobile Co Ltd 1,340
16,304,349 Taiwan Semiconductor Manufacturing Co Ltd 708,225
279,888 (a) Unimicron Technology Corp 1,403
1,038,450 Uni-President Enterprises Corp 2,677
2,431,000 United Microelectronics Corp 3,657
236,047 (a) Vanguard International Semiconductor Corp 795
15,000 Voltronic Power Technology Corp 458
145,810 (a) Wan Hai Lines Ltd 356
642,000 (a) Wistron Corp 2,983
24,000 (a) Wiwynn Corp 2,630
333,640 (a) WPG Holdings Ltd 726
356,572 (a) Yageo Corp 2,000
372,000 (a) Yang Ming Marine Transport 649
152,000 (a) Zhen Ding Technology Holding Ltd 831
TOTAL TAIWAN 897,994
THAILAND - 0.1%
246,600 (a) Advanced Info Service PCL 2,214
911,800 (a) Airports of Thailand PCL 1,134
914,400 (a) Bangkok Dusit Medical Services PCL 573
47,800 (a) Bumrungrad Hospital PCL 259
428,100 (a) Central Pattana PCL 740
787,900 (a) Charoen Pokphand Foods PCL 542
1,207,400 (a) CP ALL plc 1,761
394,031 (a) CP AXTRA PCL 274
665,000 (a) Delta Electronics Thailand PCL 3,264
960,033 (a) Gulf Development PCL 1,291
124,700 (a) Kasikornbank PCL (Foreign) 643
820,000 (a) Krung Thai Bank PCL 627
702,400 (a) Minor International PCL 500
346,600 (a) PTT Exploration & Production PCL 1,227
2,364,800 (a) PTT PCL 2,426
194,900 (a) SCB X PCL 767
168,600 (a) Siam Cement PCL 1,197
5,556,800 (a) TMB Bank PCL (Foreign) 326
100,100 (a) True Corp PCL 32
2,085,726 (a) True Corp PCL 663
TOTAL THAILAND 20,460
TURKEY - 0.0%
663,443 (a) Akbank TAS 1,002
299,202 (a) Aselsan Elektronik Sanayi Ve Ticaret AS 1,550
99,343 (a) BIM Birlesik Magazalar AS 1,293
744,560 (a) Eregli Demir ve Celik Fabrikalari TAS 527
146,300 (a) Ford Otomotiv Sanayi AS 349
236,758 (a) Haci Omer Sabanci Holding AS 495
164,254 (a) KOC Holding AS 684
118,372 (a) Turk Hava Yollari AO 898
274,238 (a) Turkcell Iletisim Hizmet AS 646
1,857,436 (a) Turkiye Is Bankasi (Series C) 634
204,753 Turkiye Petrol Rafinerileri AS 920
717,876 Yapi ve Kredi Bankasi 587
TOTAL TURKEY 9,585
UNITED ARAB EMIRATES - 0.1%
628,272 Abu Dhabi Commercial Bank PJSC 2,497
318,438 Abu Dhabi Islamic Bank PJSC 1,890
657,968 (a) Abu Dhabi National Oil Co for Distribution PJSC 681
693,824 (a) ADNOC Drilling Co PJSC 1,063
1,326,023 (a) Adnoc Gas plc 1,278
817,827 Aldar Properties PJSC 2,112

SHARES DESCRIPTION VALUE (000)
UNITED ARAB EMIRATES (continued)
656,227 (a) Americana Restaurants International plc $ 352
1,298,977 (a) Dubai Electricity & Water Authority PJSC 959
636,503 (a) Dubai Islamic Bank PJSC 1,660
214,961 (a) Emaar Development PJSC 788
1,427,129 (a) Emaar Properties PJSC 5,070
408,090 (a) Emirates NBD Bank PJSC 2,700
742,053 (a) Emirates Telecommunications Group Co PJSC 3,806
945,220 (a) First Abu Dhabi Bank PJSC 4,025
717,770 (a) Multiply Group PJSC 567
5,358 (a),(d) NMC Health plc  0^
408,743 (a) Salik Co PJSC 669
TOTAL UNITED ARAB EMIRATES 30,117
UNITED KINGDOM - 2.5%
108,467 (a) AngloGold Ashanti UK Ltd 7,574
411,644 Ashtead Group plc 27,605
676,377 AstraZeneca plc 103,622
1,573,539 (a) Aviva plc 14,557
17,116,889 Barclays plc 88,072
1,216,557 (a) Beazley plc 14,878
163,955 (a) Big Yellow Group plc 2,148
2,801,113 (a) British American Tobacco plc 148,984
378,361 British Land Co plc 1,779
319,061 (a) Coca-Cola Europacific Partners plc 28,846
682,705 Compass Group plc 23,271
50,445 (a) Derwent London plc 1,186
123,079 (a) Flutter Entertainment plc 32,103
403,582 (a) Great Portland Estates plc 1,733
277,463 (a) Land Securities Group plc 2,176
6,323,281 Lloyds TSB Group plc 7,155
275,269 (a) London Stock Exchange Group plc 31,569
5,683,887 Man Group plc 13,655
21,645 (a) Metlen Energy & Metals plc 1,212
2,830,723 National Grid plc 40,674
9,311,997 (a) NatWest Group plc 65,774
336,352 Reckitt Benckiser Group plc 25,900
355,018 RELX plc 16,962
4,088,867 (a) Rolls-Royce Holdings plc 65,725
201,789 Safestore Holdings plc 1,786
324,936 (a) Segro plc 2,871
3,376,541 Standard Chartered plc 65,530
1,096,314 Tritax Big Box REIT plc 2,137
TOTAL UNITED KINGDOM 839,484
UNITED STATES - 65.1%
19,796 3M Co 3,072
720,731 Abbott Laboratories 96,535
418,777 AbbVie, Inc 96,964
14,708 Agree Realty Corp 1,045
73,101 Air Products & Chemicals, Inc 19,936
190,646 (a) Alcon, Inc 14,339
78,136 Alexandria Real Estate Equities, Inc 6,512
56,963 (a) Align Technology, Inc 7,133
610,899 Alliant Energy Corp 41,181
96,411 Allstate Corp 20,695
69,153 (a) Alnylam Pharmaceuticals, Inc 31,534
1,924,463 Alphabet, Inc 468,703
2,206,803 Alphabet, Inc (Class A) 536,474
472,691 Altria Group, Inc 31,226
4,946,147 (a) Amazon.com, Inc 1,086,025
494,971 Amcor plc 4,049
406,644 American Electric Power Co, Inc 45,747
243,026 American Express Co 80,723
357,026 American Homes 4 Rent 11,871

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
138,487 American International Group, Inc $ 10,877
83,708 American Tower Corp 16,099
114,254 (b) Americold Realty Trust, Inc 1,398
101,020 Ameriprise Financial, Inc 49,626
100,450 AmerisourceBergen Corp 31,394
204,493 Amphenol Corp (Class A) 25,306
32,083 Aon plc 11,440
116,410 Apollo Global Management, Inc 15,514
4,540,592 (e) Apple, Inc 1,156,171
130,518 Applied Materials, Inc 26,722
446,087 Arch Capital Group Ltd 40,473
190,104 (a) Arista Networks, Inc 27,700
2,888,636 AT&T, Inc 81,575
9,890 (a) Atlassian Corp Ltd 1,579
2,484 (a) Autozone, Inc 10,657
58,052 AvalonBay Communities, Inc 11,214
16,891 Avery Dennison Corp 2,739
278,594 Baker Hughes Co 13,573
56,932 Ball Corp 2,870
1,062,803 Bank of America Corp 54,830
844,037 Bank of New York Mellon Corp 91,966
268,522 (a) Berkshire Hathaway, Inc 134,997
32,221 BlackRock, Inc 37,565
563,491 (a) Boeing Co 121,618
14,948 Booking Holdings, Inc 80,708
29,007 Boston Properties, Inc 2,156
1,863,814 (a) Boston Scientific Corp 181,964
3,426,482 BP plc 19,674
2,488,725 Broadcom, Inc 821,055
164,866 (a) Cabot Oil & Gas Corp 3,899
9,618 Capital One Financial Corp 2,045
131,229 (a) Carlyle Group, Inc 8,228
759,565 (a) Carnival Corp 21,959
713,221 Carrier Global Corp 42,579
321,081 Caterpillar, Inc 153,204
64,387 (a) Centene Corp 2,297
35,002 CF Industries Holdings, Inc 3,140
67,567 Cheniere Energy, Inc 15,877
63,574 Chesapeake Energy Corp 6,754
551,223 Chevron Corp 85,599
907,042 (a) Chipotle Mexican Grill, Inc (Class A) 35,547
111,113 Chubb Ltd 31,362
75,014 Cigna Group 21,623
2,030,122 Cisco Systems, Inc 138,901
908,209 Citigroup, Inc 92,183
435 CME Group, Inc 117
2,837,694 Coca-Cola Co 188,196
1,276,572 Comcast Corp (Class A) 40,110
1,065,208 ConocoPhillips 100,758
87,634 Constellation Energy Corp 28,838
748,760 Corebridge Financial, Inc 23,998
42,793 (a) Corpay, Inc 12,327
180,067 Corteva, Inc 12,178
292,793 Costco Wholesale Corp 271,018
1,117,230 CRH plc 133,956
175,467 Crown Castle, Inc 16,931
32,752 Crown Holdings, Inc 3,163
9,311 Cummins, Inc 3,933
442,958 CVS Health Corp 33,395
255,516 Danaher Corp 50,659
37,037 Deere & Co 16,935
437,763 Delta Air Lines, Inc 24,843

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
131,779 Devon Energy Corp $ 4,620
460,548 (a) DexCom, Inc 30,990
41,028 Diamondback Energy, Inc 5,871
51,411 Digital Realty Trust, Inc 8,888
8,807 (a) DoorDash, Inc 2,395
331,917 Dover Corp 55,374
170,189 Dow, Inc 3,902
491,187 Duke Energy Corp 60,784
1,045,261 DuPont de Nemours, Inc 81,426
433,963 Eaton Corp plc 162,411
57,029 Ecolab, Inc 15,618
363,502 (a) Edwards Lifesciences Corp 28,270
20,820 Elevance Health, Inc 6,727
405,068 Eli Lilly & Co 309,067
918,170 Emerson Electric Co 120,446
162,637 EOG Resources, Inc 18,235
190,963 EQT Corp 10,394
11,885 Equinix, Inc 9,309
167,008 Equitable Holdings, Inc 8,481
188,398 Equity Lifestyle Properties, Inc 11,436
119,399 Equity Residential 7,729
20,055 Essex Property Trust, Inc 5,368
10,191 Everest Re Group Ltd 3,569
563,809 Evergy, Inc 42,861
635,227 Eversource Energy 45,190
37,834 Extra Space Storage, Inc 5,332
2,319,073 Exxon Mobil Corp 261,475
216,183 FedEx Corp 50,978
1,079,791 Fifth Third Bancorp 48,105
7,392 First Citizens Bancshares, Inc (Class A) 13,225
119,415 (a) Fiserv, Inc 15,396
2,075,465 (a) Flextronics International Ltd 120,315
2,744,667 Freeport-McMoRan, Inc (Class B) 107,646
115,524 Gaming and Leisure Properties, Inc 5,385
39,900 GE Vernova, Inc 24,534
245,340 General Electric Co 73,803
404,587 Gilead Sciences, Inc 44,909
321,037 (a) Globe Life, Inc 45,899
69,560 Goldman Sachs Group, Inc 55,394
23,566,969 Haleon plc 106,056
240,243 Halliburton Co 5,910
15,148 HCA, Inc 6,456
33,425 Healthcare Realty Trust, Inc 603
196,150 Healthpeak Properties, Inc 3,756
37,531 Hilton Worldwide Holdings, Inc 9,737
638,051 Home Depot, Inc 258,532
810,693 Honeywell International, Inc 170,651
201,789 Host Hotels & Resorts Inc 3,434
64,009 Howmet Aerospace, Inc 12,560
150,267 Hubbell, Inc 64,661
2,515 (a) IDEXX Laboratories, Inc 1,607
9,467 Illinois Tool Works, Inc 2,469
70,861 Independence Realty Trust, Inc 1,161
25,188 Ingersoll Rand, Inc 2,081
16,543 (a) Innovative Industrial Properties, Inc 886
1,597,824 Intel Corp 53,607
65,632 Intercontinental Exchange, Inc 11,058
64,719 International Flavors & Fragrances, Inc 3,983
116,638 International Paper Co 5,412
124,866 Intuit, Inc 85,272
144,930 (a) Intuitive Surgical, Inc 64,817
66,852 Invitation Homes, Inc 1,961

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
176,632 ITT, Inc $ 31,575
78,621 (a) JBS NV 1,174
738,544 Johnson & Johnson 136,941
1,411,450 JPMorgan Chase & Co 445,214
1,812,320 Kenvue, Inc 29,414
25,221 (b) Kilroy Realty Corp 1,066
521,317 Kinder Morgan, Inc 14,758
237,167 KKR & Co, Inc 30,820
33,019 KLA Corp 35,614
271,346 L3Harris Technologies, Inc 82,872
617,828 Lam Research Corp 82,727
116,206 Las Vegas Sands Corp 6,251
5,949 (a) Legend Biotech Corp (ADR) 194
101,095 (a) Lennar Corp (Class A) 12,742
457,011 (a) Linde plc 217,080
10,103 Lowe's Cos, Inc 2,539
62,227 LyondellBasell Industries NV 3,052
209,821 M&T Bank Corp 41,465
86,423 Marathon Petroleum Corp 16,657
418,086 Mastercard, Inc (Class A) 237,811
8,291 McDonald's Corp 2,520
77,936 McKesson Corp 60,209
156,592 Medtronic plc 14,914
383,313 Merck & Co, Inc 32,171
946,899 Meta Platforms, Inc 695,384
906,646 Microchip Technology, Inc 58,225
3,320,441 Microsoft Corp 1,719,822
30,262 Mid-America Apartment Communities, Inc 4,228
3,457 (a) Molina Healthcare, Inc 661
136,653 Mondelez International, Inc 8,537
1,760,867 (a) Monster Beverage Corp 118,524
229,961 (a) MoonLake Immunotherapeutics 1,649
475,245 Morgan Stanley 75,545
2,868 MSCI, Inc (Class A) 1,627
709,032 Nasdaq Stock Market, Inc 62,714
46,731 (a) Natera, Inc 7,522
63,771 National Storage Affiliates Trust 1,927
749,936 (b) Nestle S.A. 68,871
122,588 (a) Netflix, Inc 146,973
297,626 Newmont Goldcorp Corp 25,093
967,058 NextEra Energy, Inc 73,003
1,391,389 Nike, Inc (Class B) 97,022
276,086 Novartis AG. 35,499
60,084 NRG Energy, Inc 9,731
49,850 Nucor Corp 6,751
328,616 nVent Electric plc 32,415
8,749,568 Nvidia Corp 1,632,494
4,046 (a) NVR, Inc 32,508
159,455 (a) Occidental Petroleum Corp 7,534
158,955 ONEOK, Inc 11,599
317,171 Oracle Corp 89,201
1,506,957 (a) O'Reilly Automotive, Inc 162,465
24,026 Owens Corning, Inc 3,399
25,184 Packaging Corp of America 5,488
551,536 (a) Palantir Technologies, Inc 100,611
778,631 (a) Palo Alto Networks, Inc 158,545
134,114 Parker-Hannifin Corp 101,678
14,223 PepsiCo, Inc 1,997
404,248 Pfizer, Inc 10,300
107,217 PG&E Corp 1,617
843,828 Philip Morris International, Inc 136,869
113,782 Phillips 66 15,477

SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
57,272 PPG Industries, Inc $ 6,020
1,208,664 Procter & Gamble Co 185,711
242,665 Progressive Corp 59,926
355,027 Prologis, Inc 40,658
44,002 Public Storage, Inc 12,710
64,987 Realty Income Corp 3,951
165,247 Regency Centers Corp 12,046
94,613 (a) Regeneron Pharmaceuticals, Inc 53,198
17,506 Reliance Steel & Aluminum Co 4,916
463,728 Rexford Industrial Realty, Inc 19,064
10,212 (a) ROBLOX Corp 1,415
333,198 Roche Holding AG. 110,949
668,137 (a) Roivant Sciences Ltd 10,109
93,818 Roper Industries, Inc 46,786
329,671 Ross Stores, Inc 50,239
27,745 RPM International, Inc 3,271
787,823 RTX Corp 131,826
32,004 S&P Global, Inc 15,577
135,491 Sabra Health Care REIT, Inc 2,526
334,264 Salesforce, Inc 79,221
481,768 Sanofi-Aventis 45,620
58,779 SBA Communications Corp 11,365
388,673 Schlumberger Ltd 13,359
500,795 Schneider Electric S.A. 140,960
176,779 Sempra Energy 15,907
247,020 (a) ServiceNow, Inc 227,328
4,143,738 Shell plc 147,687
11,712 Sherwin-Williams Co 4,055
147,323 Simon Property Group, Inc 27,648
4,892 SL Green Realty Corp 293
3,367,884 Smurfit WestRock plc 143,371
748,386 (a) Snowflake, Inc 168,798
245,595 Southern Co 23,275
964,813 Starbucks Corp 81,623
38,633 Steel Dynamics, Inc 5,387
257,967 Stryker Corp 95,363
92,916 Sun Communities, Inc 11,986
65,998 Targa Resources Corp 11,057
81,057 (a) Tenaris S.A. 1,452
64,987 Terreno Realty Corp 3,688
743,649 (a) Tesla, Inc 330,716
631,382 Texas Instruments, Inc 116,004
119,848 Thermo Fisher Scientific, Inc 58,129
657,406 TJX Cos, Inc 95,021
176,719 T-Mobile US, Inc 42,303
142,148 Trane Technologies plc 59,981
324,014 (a) Uber Technologies, Inc 31,744
33,423 (a) Ulta Beauty, Inc 18,274
316,640 Union Pacific Corp 74,844
55,354 United Rentals, Inc 52,844
28,473 (a) United Therapeutics Corp 11,936
258,992 UnitedHealth Group, Inc 89,430
551,701 Valero Energy Corp 93,933
49,318 (a) Veeva Systems, Inc 14,692
150,042 Ventas, Inc 10,501
43,891 Veralto Corp 4,679
451,985 Verizon Communications, Inc 19,865
39,531 (a) Vertex Pharmaceuticals, Inc 15,482
226,788 Vertiv Holdings Co 34,213
235,698 VICI Properties, Inc 7,686
652,172 Visa, Inc (Class A) 222,638
187,158 Vistra Corp 36,668

Global Equities

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
UNITED STATES (continued)
439,907 Vontier Corp $ 18,463
2,746 W.W. Grainger, Inc 2,617
3,025,857 Walmart, Inc 311,845
916,460 Walt Disney Co 104,935
71,667 (a) Warner Bros Discovery, Inc 1,400
52,145 Washington REIT 879
139,297 Waste Connections, Inc 24,488
3,899,832 Wells Fargo & Co 326,884
90,209 Welltower, Inc 16,070
40,635 West Pharmaceutical Services, Inc 10,660
25,734 Westlake Chemical Corp 1,983
202,535 Weyerhaeuser Co 5,021
372,315 Williams Cos, Inc 23,586
128,220 Williams-Sonoma, Inc 25,061
TOTAL UNITED STATES 21,731,304
ZAMBIA - 0.0%
153,184 (a) First Quantum Minerals Ltd 3,465
TOTAL ZAMBIA 3,465
TOTAL COMMON STOCKS
(Cost $23,982,075) 33,180,613
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.0%
72,863 (a),(b) iShares MSCI Canada ETF 3,683
18,787 (a),(b) iShares MSCI South Korea ETF 1,505
25,000 (a) Vanguard FTSE Developed Markets ETF 1,498
223,113 (a) Vanguard FTSE Emerging Markets ETF 12,088
TOTAL INVESTMENT COMPANIES
(Cost $17,410) 18,774
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
INDIA - 0.0%
207,472 (a),(d) TVS Motor Co Ltd  0^
TOTAL INDIA  0^
TOTAL PREFERRED STOCKS
(Cost $–) 0
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0.0%
3,698 Magellan Financial Group Ltd 04/16/27  0^
TOTAL AUSTRALIA  0^
CHINA - 0.0%
3,380 (d) Kangmei Pharmaceutical Co Ltd 12/31/28  0^
TOTAL CHINA  0^
MALAYSIA - 0.0%
153,340 (d) YTL Corp Bhd 12/31/99 42
110,060 (d) YTL Power International Bhd 12/31/99 42
TOTAL MALAYSIA 84
TOTAL RIGHTS/WARRANTS
(Cost $0) 84
TOTAL LONG-TERM INVESTMENTS
(Cost $23,999,485) 33,199,471
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
CERTIFICATE OF DEPOSIT - 0.1%
$ 500,000 Australia and New Zealand Banking Group 4 .390% 11/17/25 500
1,000,000 Bank of America, N.A. 4 .500 11/14/25 1,000
1,000,000 Bank of Montreal 4 .350 12/05/25 1,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CERTIFICATE OF DEPOSIT (continued)
$ 1,000,000 Bank of Nova Scotia 4 .470% 10/03/25 $ 1,000
6,014,000 Canadian Imperial Bank of Commerce 4 .500 01/23/26 6,014
250,000 Citibank 4 .440 01/23/26 250
400,000 Citibank 4 .420 02/24/26 400
1,000,000 Citibank 4 .450 02/24/26 1,000
1,000,000 Commonwealth Bank of Australia 4 .410 10/24/25 1,000
1,000,000 ING US Funding LLC 4 .520 10/24/25 1,000
1,000,000 National Australia Bank Ltd 4 .340 10/20/25 1,000
1,000,000 Natixis 4 .400 11/05/25 1,000
1,000,000 Nordea Bank AB 4 .410 10/20/25 1,000
1,000,000 Royal Bank of Canada 4 .500 05/06/26 1,000
1,000,000 Sumitomo Mitsui Bank Ltd 4 .400 11/12/25 1,000
700,000 Svenska Handelsbanken AB 4 .390 10/28/25 700
500,000 Toronto-Dominion Bank 4 .460 03/25/26 500
500,000 Wells Fargo Bank, N.A. 4 .440 06/01/26 500
TOTAL CERTIFICATE OF DEPOSIT 19,864
COMMERCIAL PAPER - 0.0%
1,000,000 National Bank of Canada 4 .360 11/10/25 1,000
1,000,000 Skandinaviska Enskilda Banken AG 4 .360 11/05/25 1,000
1,000,000 Swedbank AB 4 .360 11/26/25 1,000
TOTAL COMMERCIAL PAPER 3,000
REPURCHASE AGREEMENT - 0.2%
10,000,000 (f) Bank of Nova Scotia 4 .200 10/01/25 10,000
10,000,000 (g) Calyon 4 .210 10/01/25 10,000
10,000,000 (h) Deutsche Bank 4 .200 10/01/25 10,000
10,000,000 (i) HSBC 4 .220 10/01/25 10,000
12,000,000 (j) JP Morgan Securities LLC 4 .210 10/01/25 12,000
10,000,000 (k) Merrill Lynch 4 .210 10/01/25 10,000
5,000,000 (l) Nomura 4 .200 10/01/25 5,000
10,000,000 (m) Royal Bank of Scotland 4 .200 10/01/25 10,000
TOTAL REPURCHASE AGREEMENT 77,000
VARIABLE RATE SECURITIES - 0.0%
1,000,000 Toronto-Dominion Bank 4 .460 02/13/26 1,000
1,000,000 Westpac Banking Corp 4 .370 03/05/26 1,000
TOTAL VARIABLE RATE SECURITIES 2,000
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $101,864) 101,864
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
5,000,000 Federal Farm Credit Discount Notes 0 .000 10/14/25 4,992
6,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/14/25 5,971
3,350,000 Federal Home Loan Bank Discount Notes 0 .000 12/12/25 3,324
TOTAL GOVERNMENT AGENCY DEBT 14,287
TREASURY DEBT - 0.6%
13,835,000 United States Treasury Bill 0 .000 10/02/25 13,834
5,000,000 United States Treasury Bill 0 .000 10/07/25 4,997
6,000,000 United States Treasury Bill 0 .000 10/09/25 5,995
35,000,000 United States Treasury Bill 0 .000 10/14/25 34,949
30,000,000 United States Treasury Bill 0 .000 10/23/25 29,926
10,000,000 United States Treasury Bill 0 .000 10/28/25 9,970
10,000,000 United States Treasury Bill 0 .000 10/30/25 9,967
25,000,000 United States Treasury Bill 0 .000 11/04/25 24,905
40,000,000 United States Treasury Bill 0 .000 11/13/25 39,812
10,000,000 United States Treasury Bill 0 .000 11/18/25 9,947

Global Equities

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 25,000,000 United States Treasury Bill 0 .000% 11/25/25 $ 24,847
TOTAL TREASURY DEBT 209,149
TOTAL SHORT-TERM INVESTMENTS
(Cost $223,430) 223,436
TOTAL INVESTMENTS - 100.4%
(Cost $24,324,779) 33,524,771
OTHER ASSETS & LIABILITIES, NET - (0.4)% (140,319)
NET ASSETS - 100.0% $33,384,452
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $188,064,608.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $256,900,703 or 0.8% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) Agreement with Bank of Nova Scotia, 4.200% dated 9/30/25 to be repurchased at $10,033,849 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–
3.880% and maturity dates 3/19/26–2/15/50, valued at $10,201,210.
(g) Agreement with Calyon, 4.210% dated 9/30/25 to be repurchased at $10,117,002 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date
12/15/27, valued at $10,200,043.
(h) Agreement with Deutsche Bank, 4.200% dated 9/30/25 to be repurchased at $10,000,000 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 0.000% and maturity date 10/09/25, valued at $10,200,088.
(i) Agreement with HSBC, 4.220% dated 9/30/25 to be repurchased at $10,034,528 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date
9/01/53, valued at $10,200,001.
(j) Agreement with JP Morgan Securities LLC, 4.210% dated 9/30/25 to be repurchased at $12,042,471 on 10/1/25, collateralized by Government Agency Securities, with coupon rates
2.500%–7.500% and maturity dates 3/01/27–8/01/55, valued at $12,240,001.
(k) Agreement with Merrill Lynch, 4.210% dated 9/30/25 to be repurchased at $10,045,151 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 2.000%–7.000% and maturity dates 1/01/26–8/20/55, valued at $10,200,000.
(l) Agreement with Nomura, 4.200% dated 9/30/25 to be repurchased at $5,017,667 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 0.000%–7.000% and maturity dates 3/31/26–6/01/55, valued at $5,100,000.
(m) Agreement with Royal Bank of Scotland, 4.200% dated 9/30/25 to be repurchased at $10,114,481 on 10/1/25, collateralized by Government Agency Securities, with coupon rates 3.500%–
4.625% and maturity dates 6/15/27–9/30/27, valued at $10,200,047.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
MSCI EAFE Index 195 12/19/25  $ 27,272 $ 27,157 $ (115)
S&P 500 E-Mini Index 240 12/19/25 79,749 80,865 1,116
Total 435  $ 107,021  $ 108,022  $ 1,001

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Global Equities
Long-Term Investments
:
Common stocks $22,536,858 $10,643,663 $92 $33,180,613
Investment companies 18,774 — — 18,774
Preferred stocks — — —^ —^
Rights/Warrants — — 84 84
Short-Term Investments
:
Government agency debt — 14,287 — 14,287
Treasury debt — 209,149 — 209,149
Investments purchased with collateral from securities lending:
Certificate of deposit — 19,864 — 19,864
Commercial paper — 3,000 — 3,000
Repurchase agreement — 77,000 — 77,000
Variable rate securities — 2,000 — 2,000
Investments in Derivatives
:
Futures contracts* 1,001 — — 1,001
Total $22,556,633 $10,968,963 $176 $33,525,772
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).

Growth
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 2.6%
2,569,895 (a) Tesla, Inc $ 1,142,884
TOTAL AUTOMOBILES & COMPONENTS 1,142,884
BANKS - 0.2%
1,060,827 Wells Fargo & Co 88,919
TOTAL BANKS 88,919
CAPITAL GOODS - 4.9%
1,007,949 (a) Boeing Co 217,546
1,622,347 Carrier Global Corp 96,854
524,971 Eaton Corp plc 196,470
402,397 GE Vernova, Inc 247,434
1,606,611 General Electric Co 483,301
460,169 HEICO Corp 148,552
996,530 Howmet Aerospace, Inc 195,549
423,621 Quanta Services, Inc 175,557
70,694 TransDigm Group, Inc 93,176
1,909,154 Vertiv Holdings Co 288,015
TOTAL CAPITAL GOODS 2,142,454
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,977,867 Experian Group Ltd 99,342
756,534 Waste Connections, Inc 132,999
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 232,341
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.0%
15,349,631 (a) Amazon.com, Inc 3,370,319
42,308 (a) Autozone, Inc 181,511
3,010,074 (a) O'Reilly Automotive, Inc 324,516
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,876,346
CONSUMER DURABLES & APPAREL - 0.4%
10,820 (a) NVR, Inc 86,935
12,349,600 (a) PRADA S.p.A 74,352
TOTAL CONSUMER DURABLES & APPAREL 161,287
CONSUMER SERVICES - 3.2%
121,890 Booking Holdings, Inc 658,117
13,247,539 (a) Carnival Corp 382,986
2,180,387 (a) Chipotle Mexican Grill, Inc (Class A) 85,450
199,667 (a) Flutter Entertainment plc 52,080
214,997 (a) Flutter Entertainment plc 54,609
1,939,175 Starbucks Corp 164,054
TOTAL CONSUMER SERVICES 1,397,296
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
409,136 Costco Wholesale Corp 378,709
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 378,709
FINANCIAL SERVICES - 5.7%
95,516 (a),(b) Adyen NV 153,693
1,718,121 (a) Chime Financial, Inc 34,654
8,050,962 (a) Grab Holdings Ltd 48,467
1,851,028 KKR & Co, Inc 240,541
1,608,313 Mastercard, Inc (Class A) 914,825
1,803,987 (a) PayPal Holdings, Inc 120,975
20,770,272 (a),(c) Rocket Cos, Inc 402,528
1,585,632 Visa, Inc (Class A) 541,303
TOTAL FINANCIAL SERVICES 2,456,986
FOOD, BEVERAGE & TOBACCO - 0.5%
1,325,376 Mondelez International, Inc 82,796
1,739,849 (a) Monster Beverage Corp 117,109
TOTAL FOOD, BEVERAGE & TOBACCO 199,905
HEALTH CARE EQUIPMENT & SERVICES - 1.8%
2,933,750 (a) DexCom, Inc 197,412

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
1,039,419 (a) Intuitive Surgical, Inc $ 464,859
342,261 (a) Veeva Systems, Inc 101,963
TOTAL HEALTH CARE EQUIPMENT & SERVICES 764,234
INSURANCE - 0.5%
952,436 Progressive Corp 235,204
TOTAL INSURANCE 235,204
MEDIA & ENTERTAINMENT - 14.7%
6,540,715 Alphabet, Inc 1,592,991
4,336,054 Alphabet, Inc (Class A) 1,054,095
565,675 Electronic Arts, Inc 114,097
1,496,603 (a) Liberty Media Corp-Liberty Formula One (Class C) 156,320
3,479,347 Meta Platforms, Inc 2,555,163
382,697 (a) Netflix, Inc 458,823
1,771,424 (a) ROBLOX Corp 245,378
1,659,523 Walt Disney Co 190,015
TOTAL MEDIA & ENTERTAINMENT 6,366,882
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
1,192,027 Eli Lilly & Co 909,517
1,694,362 (a) Galderma Group AG. 299,563
186,238 (a) Regeneron Pharmaceuticals, Inc 104,716
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,313,796
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
1,620,549 (a) CoStar Group, Inc 136,726
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 136,726
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.0%
1,325,985 (a) Advanced Micro Devices, Inc 214,531
1,596,986 Applied Materials, Inc 326,967
586,659 (a),(c) ARM Holdings plc (ADR) 83,007
9,692,005 Broadcom, Inc 3,197,489
2,230,209 Microchip Technology, Inc 143,224
28,675,297 Nvidia Corp 5,350,237
5,144,000 Taiwan Semiconductor Manufacturing Co Ltd 223,444
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 9,538,899
SOFTWARE & SERVICES - 18.7%
598,943 (a) Atlassian Corp Ltd 95,651
437,193 (a) Crowdstrike Holdings, Inc 214,391
728,378 (a),(c) Figma, Inc 37,781
307,790 Intuit, Inc 210,193
9,880,978 Microsoft Corp 5,117,852
803,422 Oracle Corp 225,954
1,278,367 (a) Palantir Technologies, Inc 233,200
2,137,470 (a) Palo Alto Networks, Inc 435,232
412,255 Roper Industries, Inc 205,587
113,190 Salesforce, Inc 26,826
630,960 (a) ServiceNow, Inc 580,660
2,097,064 (a) Shopify, Inc (Class A) 311,645
1,495,966 (a) Snowflake, Inc 337,415
184,286 (a) Zscaler, Inc 55,223
TOTAL SOFTWARE & SERVICES 8,087,610
TECHNOLOGY HARDWARE & EQUIPMENT - 8.8%
11,847,127 Apple, Inc 3,016,634
5,516,251 (a) Arista Networks, Inc 803,773
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,820,407
TRANSPORTATION - 0.7%
2,887,305 (a) Uber Technologies, Inc 282,869
TOTAL TRANSPORTATION 282,869
UTILITIES - 0.7%
370,054 Constellation Energy Corp 121,774

Growth

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
854,959 Vistra Corp $ 167,503
TOTAL UTILITIES 289,277
TOTAL COMMON STOCKS
(Cost $22,543,594) 42,913,031
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.7%
629,854 (a) iShares Russell 1000 Growth ETF 295,030
TOTAL INVESTMENT COMPANIES
(Cost $279,270) 295,030
TOTAL LONG-TERM INVESTMENTS
(Cost $22,822,864) 43,208,061
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
348,750,187 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(e) 348,750
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $348,750) 348,750
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.0%
TREASURY DEBT - 0.0%
$ 9,250,000 United States Treasury Bill 0.000 11/18/25 9,201
10,000,000 United States Treasury Bill 0.000 11/25/25 9,939
TOTAL TREASURY DEBT 19,140
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,140) 19,140
TOTAL INVESTMENTS - 100.6%
(Cost $23,190,754) 43,575,951
OTHER ASSETS & LIABILITIES, NET - (0.6)% (277,220)
NET ASSETS - 100.0% $43,298,731
ADR American Depositary Receipt
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $153,692,810 or 0.4% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $325,188,941.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Growth
Long-Term Investments
:
Common stocks $41,962,090 $950,941 $— $42,913,031
Investment companies 295,030 — — 295,030
Investments purchased with collateral from securities lending 348,750 — — 348,750
Short-Term Investments
:
Treasury debt — 19,140 — 19,140
Total $42,605,870 $970,081 $— $43,575,951

Equity Index
Portfolio of Investments September 30, 2025

(Unaudited)
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.4%
101,015 (a) Aptiv plc $ 8,709
1,904,579 Ford Motor Co 22,779
456,243 General Motors Co 27,817
1,342,262 (a) Tesla, Inc 596,931
TOTAL AUTOMOBILES & COMPONENTS 656,236
BANKS - 3.5%
3,249,392 Bank of America Corp 167,636
883,848 Citigroup, Inc 89,711
196,124 Citizens Financial Group, Inc 10,426
310,160 Fifth Third Bancorp 13,818
711,308 Huntington Bancshares, Inc 12,284
1,313,672 JPMorgan Chase & Co 414,371
446,425 Keycorp 8,344
73,222 M&T Bank Corp 14,470
190,428 PNC Financial Services Group, Inc 38,263
443,439 Regions Financial Corp 11,693
619,149 Truist Financial Corp 28,307
746,885 US Bancorp 36,097
1,525,983 Wells Fargo & Co 127,908
TOTAL BANKS 973,328
CAPITAL GOODS - 5.9%
255,737 3M Co 39,685
47,598 A.O. Smith Corp 3,494
42,794 Allegion plc 7,590
109,230 Ametek, Inc 20,535
37,693 (a) Axon Enterprise, Inc 27,050
361,256 (a) Boeing Co 77,970
50,478 (a) Builders FirstSource, Inc 6,120
383,089 Carrier Global Corp 22,870
224,937 Caterpillar, Inc 107,329
65,915 Cummins, Inc 27,841
120,933 Deere & Co 55,298
67,142 Dover Corp 11,201
186,921 Eaton Corp plc 69,955
21,495 EMCOR Group, Inc 13,962
269,869 Emerson Electric Co 35,401
543,740 (a) Fastenal Co 26,665
166,942 Fortive Corp 8,178
130,078 GE Vernova, Inc 79,985
29,168 (a) Generac Holdings, Inc 4,883
121,683 General Dynamics Corp 41,494
505,434 General Electric Co 152,045
304,835 Honeywell International, Inc 64,168
190,049 Howmet Aerospace, Inc 37,293
26,259 Hubbell, Inc 11,299
19,269 Huntington Ingalls Industries, Inc 5,548
37,050 (a) IDEX Corp 6,030
124,819 Illinois Tool Works, Inc 32,548
173,706 Ingersoll Rand, Inc 14,352
309,601 Johnson Controls International plc 34,041
89,205 L3Harris Technologies, Inc 27,244
15,668 Lennox International, Inc 8,294
97,185 Lockheed Martin Corp 48,516
103,720 Masco Corp 7,301
25,712 (a) Nordson Corp 5,835
65,480 Northrop Grumman Corp 39,898
184,901 Otis Worldwide Corp 16,905
248,314 PACCAR, Inc 24,414

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
61,940 Parker-Hannifin Corp $ 46,960
80,845 Pentair plc 8,954
70,097 Quanta Services, Inc 29,050
55,324 Rockwell Automation, Inc 19,337
644,289 RTX Corp 107,809
25,635 (a) Snap-On, Inc 8,883
75,430 Stanley Black & Decker, Inc 5,607
89,330 (a) Textron, Inc 7,547
107,827 Trane Technologies plc 45,499
26,714 TransDigm Group, Inc 35,210
30,892 United Rentals, Inc 29,491
20,777 W.W. Grainger, Inc 19,800
79,816 Westinghouse Air Brake Technologies Corp 16,001
118,723 Xylem, Inc 17,512
TOTAL CAPITAL GOODS 1,620,897
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
194,647 Automatic Data Processing, Inc 57,129
57,255 Broadridge Financial Solutions, Inc 13,636
77,794 (a) Ceridian HCM Holding, Inc 5,359
164,959 Cintas Corp 33,860
419,509 (a) Copart, Inc 18,865
60,671 Equifax, Inc 15,564
54,485 Jacobs Solutions, Inc 8,165
59,769 Leidos Holdings, Inc 11,294
156,793 Paychex, Inc 19,875
23,040 (a) Paycom Software, Inc 4,796
99,016 Republic Services, Inc 22,722
123,138 Rollins, Inc 7,233
121,002 Veralto Corp 12,900
69,092 Verisk Analytics, Inc 17,377
179,426 Waste Management, Inc 39,623
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 288,398
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
4,640,152 (a) Amazon.com, Inc 1,018,838
8,020 (a) Autozone, Inc 34,408
92,887 Best Buy Co, Inc 7,024
62,230 (a) Carmax, Inc 2,792
224,288 eBay, Inc 20,399
68,028 Genuine Parts Co 9,429
476,317 Home Depot, Inc 192,999
100,851 LKQ Corp 3,080
269,092 Lowe's Cos, Inc 67,625
408,605 (a) O'Reilly Automotive, Inc 44,052
15,773 Pool Corp 4,891
155,805 Ross Stores, Inc 23,743
534,741 TJX Cos, Inc 77,291
261,370 Tractor Supply Co 14,864
21,040 (a) Ulta Beauty, Inc 11,504
57,634 Williams-Sonoma, Inc 11,265
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,544,204
CONSUMER DURABLES & APPAREL - 0.6%
69,394 (a) Deckers Outdoor Corp 7,034
136,081 DR Horton, Inc 23,062
75,162 (a) Garmin Ltd 18,506
64,157 Hasbro, Inc 4,866
107,667 (a) Lennar Corp (Class A) 13,570
52,040 (a) Lululemon Athletica, Inc 9,260
25,635 (a) Mohawk Industries, Inc 3,305
567,777 Nike, Inc (Class B) 39,591
1,366 (a) NVR, Inc 10,975
92,951 Pulte Homes, Inc 12,282
19,514 Ralph Lauren Corp 6,119

Equity Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
101,288 Tapestry, Inc $ 11,468
TOTAL CONSUMER DURABLES & APPAREL 160,038
CONSUMER SERVICES - 1.9%
201,686 (a) Airbnb, Inc 24,489
15,405 Booking Holdings, Inc 83,176
512,659 (a) Carnival Corp 14,821
642,100 (a) Chipotle Mexican Grill, Inc (Class A) 25,164
57,318 Darden Restaurants, Inc 10,911
14,988 Domino's Pizza, Inc 6,470
175,545 (a) DoorDash, Inc 47,747
56,742 (a) Expedia Group, Inc 12,129
114,755 Hilton Worldwide Holdings, Inc 29,772
148,328 Las Vegas Sands Corp 7,979
108,207 Marriott International, Inc (Class A) 28,181
342,619 McDonald's Corp 104,119
87,026 (a) MGM Resorts International 3,016
209,706 (a) Norwegian Cruise Line Holdings Ltd 5,165
121,146 Royal Caribbean Cruises Ltd 39,200
549,565 Starbucks Corp 46,493
37,541 (a) Wynn Resorts Ltd 4,815
131,500 Yum! Brands, Inc 19,988
TOTAL CONSUMER SERVICES 513,635
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
212,927 Costco Wholesale Corp 197,092
100,131 (a) Dollar General Corp 10,349
90,317 (a) Dollar Tree, Inc 8,523
290,893 Kroger Co 19,609
229,350 Sysco Corp 18,885
217,449 Target Corp 19,505
2,102,109 Walmart, Inc 216,643
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 490,606
ENERGY - 2.9%
178,005 (a) APA Corp 4,322
486,390 Baker Hughes Co 23,697
361,774 (a) Cabot Oil & Gas Corp 8,556
114,332 Chesapeake Energy Corp 12,147
917,169 Chevron Corp 142,427
599,695 ConocoPhillips 56,725
297,737 Devon Energy Corp 10,439
91,433 Diamondback Energy, Inc 13,084
262,339 EOG Resources, Inc 29,413
291,945 EQT Corp 15,891
2,034,656 Exxon Mobil Corp 229,407
391,411 Halliburton Co 9,629
944,988 Kinder Morgan, Inc 26,753
145,586 Marathon Petroleum Corp 28,060
348,426 (a) Occidental Petroleum Corp 16,463
303,565 ONEOK, Inc 22,151
192,365 Phillips 66 26,165
713,271 Schlumberger Ltd 24,515
101,514 Targa Resources Corp 17,008
9,218 Texas Pacific Land Corp 8,606
149,116 Valero Energy Corp 25,389
575,609 Williams Cos, Inc 36,465
TOTAL ENERGY 787,312
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
74,732 Alexandria Real Estate Equities, Inc 6,228
228,635 American Tower Corp 43,971
69,511 AvalonBay Communities, Inc 13,427
70,810 Boston Properties, Inc 5,264
52,198 Camden Property Trust 5,574
205,816 Crown Castle, Inc 19,859

SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
154,826 Digital Realty Trust, Inc $ 26,766
47,623 Equinix, Inc 37,300
167,206 Equity Residential 10,823
31,445 Essex Property Trust, Inc 8,417
103,720 Extra Space Storage, Inc 14,618
37,730 Federal Realty Investment Trust 3,822
297,830 Healthpeak Properties, Inc 5,704
274,669 Host Hotels & Resorts Inc 4,675
251,172 Invitation Homes, Inc 7,367
143,722 Iron Mountain, Inc 14,651
332,470 Kimco Realty Corp 7,265
57,199 Mid-America Apartment Communities, Inc 7,992
445,534 Prologis, Inc 51,023
77,110 Public Storage, Inc 22,273
427,322 Realty Income Corp 25,977
79,865 Regency Centers Corp 5,822
48,316 SBA Communications Corp 9,342
156,770 Simon Property Group, Inc 29,421
129,570 UDR, Inc 4,828
213,593 Ventas, Inc 14,949
492,451 VICI Properties, Inc 16,059
316,863 (b) Welltower, Inc 56,446
355,016 Weyerhaeuser Co 8,801
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 488,664
FINANCIAL SERVICES - 8.1%
258,056 American Express Co 85,716
45,530 Ameriprise Financial, Inc 22,367
219,585 Apollo Global Management, Inc 29,264
332,385 Bank of New York Mellon Corp 36,217
876,113 (a) Berkshire Hathaway, Inc 440,457
69,149 BlackRock, Inc 80,619
349,929 Blackstone, Inc 59,785
262,503 (a) Block, Inc 18,971
305,192 Capital One Financial Corp 64,878
51,221 Cboe Global Markets, Inc 12,562
810,578 Charles Schwab Corp 77,386
173,025 CME Group, Inc 46,750
108,585 (a) Coinbase Global, Inc 36,646
34,109 (a) Corpay, Inc 9,825
18,756 Factset Research Systems, Inc 5,373
248,058 Fidelity National Information Services, Inc 16,357
260,793 (a) Fiserv, Inc 33,624
151,675 Franklin Resources, Inc 3,508
121,154 (a) Global Payments, Inc 10,066
144,135 Goldman Sachs Group, Inc 114,782
211,899 Interactive Brokers Group, Inc (Class A) 14,581
273,119 Intercontinental Exchange, Inc 46,015
219,210 Invesco Ltd 5,029
35,667 Jack Henry & Associates, Inc 5,312
326,404 KKR & Co, Inc 42,416
393,932 Mastercard, Inc (Class A) 224,072
72,837 Moody's Corp 34,705
576,972 Morgan Stanley 91,716
37,994 MSCI, Inc (Class A) 21,558
217,648 Nasdaq Stock Market, Inc 19,251
95,885 (a) Northern Trust Corp 12,906
463,528 (a) PayPal Holdings, Inc 31,084
85,211 Raymond James Financial, Inc 14,707
371,588 (a) Robinhood Markets, Inc 53,204
150,044 S&P Global, Inc 73,028
141,144 State Street Corp 16,374
178,645 Synchrony Financial 12,693

Equity Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
108,932 T Rowe Price Group, Inc $ 11,181
810,996 Visa, Inc (Class A) 276,858
TOTAL FINANCIAL SERVICES 2,211,843
FOOD, BEVERAGE & TOBACCO - 2.1%
806,712 Altria Group, Inc 53,291
234,137 Archer-Daniels-Midland Co 13,987
89,107 (c) Brown-Forman Corp (Class B) 2,413
65,309 Bunge Global S.A. 5,306
93,894 (c) Campbell Soup Co 2,965
1,859,811 Coca-Cola Co 123,343
196,809 ConAgra Brands, Inc 3,604
68,554 (a) Constellation Brands, Inc (Class A) 9,232
251,723 (a) General Mills, Inc 12,692
72,287 (a) Hershey Co 13,521
111,636 Hormel Foods Corp 2,762
52,067 (a) J.M. Smucker Co 5,654
122,477 Kellogg Co 10,046
664,591 Keurig Dr Pepper, Inc 16,954
399,850 (a) Kraft Heinz Co 10,412
66,946 Lamb Weston Holdings, Inc 3,888
123,554 McCormick & Co, Inc 8,267
71,024 (a) Molson Coors Brewing Co (Class B) 3,214
619,232 Mondelez International, Inc 38,683
342,605 (a) Monster Beverage Corp 23,061
657,352 PepsiCo, Inc 92,319
741,307 Philip Morris International, Inc 120,240
140,020 Tyson Foods, Inc (Class A) 7,603
TOTAL FOOD, BEVERAGE & TOBACCO 583,457
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
833,831 Abbott Laboratories 111,683
34,335 (a) Align Technology, Inc 4,299
93,106 AmerisourceBergen Corp 29,098
249,824 Baxter International, Inc 5,689
140,491 Becton Dickinson & Co 26,296
707,934 (a) Boston Scientific Corp 69,116
112,820 Cardinal Health, Inc 17,708
219,471 (a) Centene Corp 7,831
128,758 Cigna Group 37,115
97,654 (a) Cooper Cos, Inc 6,695
604,805 CVS Health Corp 45,596
16,055 (a) DaVita, Inc 2,133
182,344 (a) DexCom, Inc 12,270
279,702 (a) Edwards Lifesciences Corp 21,752
108,497 Elevance Health, Inc 35,058
223,747 GE HealthCare Technologies, Inc 16,803
78,643 HCA, Inc 33,518
49,069 (a) Henry Schein, Inc 3,257
97,860 (a) Hologic, Inc 6,605
59,028 Humana, Inc 15,357
38,657 (a) IDEXX Laboratories, Inc 24,698
32,231 (a) Insulet Corp 9,951
171,672 (a) Intuitive Surgical, Inc 76,777
40,806 Labcorp Holdings, Inc 11,714
59,514 McKesson Corp 45,977
618,791 Medtronic plc 58,934
23,690 (a) Molina Healthcare, Inc 4,533
49,869 Quest Diagnostics, Inc 9,504
68,711 (a) Resmed, Inc 18,808
71,444 (a) Solventum Corp 5,215
45,001 STERIS plc 11,135
164,619 Stryker Corp 60,855
432,014 UnitedHealth Group, Inc 149,174

SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
28,727 (a) Universal Health Services, Inc (Class B) $ 5,873
97,404 Zimmer Biomet Holdings, Inc 9,594
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,010,621
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
111,432 Church & Dwight Co, Inc 9,765
53,740 Clorox Co 6,626
389,766 Colgate-Palmolive Co 31,158
114,578 Estee Lauder Cos (Class A) 10,097
938,073 Kenvue, Inc 15,225
155,607 Kimberly-Clark Corp 19,348
1,119,734 Procter & Gamble Co 172,047
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 264,266
INSURANCE - 1.9%
234,383 Aflac, Inc 26,181
129,660 Allstate Corp 27,831
258,030 American International Group, Inc 20,266
104,057 Aon plc 37,105
174,221 Arch Capital Group Ltd 15,807
25,095 Assurant, Inc 5,435
138,016 (a) Brown & Brown, Inc 12,944
178,034 Chubb Ltd 50,250
76,525 (a) Cincinnati Financial Corp 12,099
12,045 (a) Erie Indemnity Co (Class A) 3,832
18,721 Everest Re Group Ltd 6,557
124,453 Gallagher (Arthur J.) & Co 38,548
35,406 (a) Globe Life, Inc 5,062
133,538 Hartford Financial Services Group, Inc 17,813
78,126 (a) Loews Corp 7,843
236,050 Marsh & McLennan Cos, Inc 47,571
268,285 Metlife, Inc 22,099
102,961 Principal Financial Group 8,536
281,145 Progressive Corp 69,429
165,301 Prudential Financial, Inc 17,148
107,983 Travelers Cos, Inc 30,151
136,344 W.R. Berkley Corp 10,447
46,468 Willis Towers Watson plc 16,052
TOTAL INSURANCE 509,006
MATERIALS - 1.8%
106,007 Air Products & Chemicals, Inc 28,910
56,068 (a),(c) Albemarle Corp 4,546
1,112,555 Amcor plc 9,101
39,311 Avery Dennison Corp 6,375
132,510 Ball Corp 6,681
77,093 CF Industries Holdings, Inc 6,915
335,430 Corteva, Inc 22,685
311,981 Dow, Inc 7,154
204,546 DuPont de Nemours, Inc 15,934
54,856 Eastman Chemical Co 3,459
120,899 Ecolab, Inc 33,109
687,955 Freeport-McMoRan, Inc (Class B) 26,982
112,725 International Flavors & Fragrances, Inc 6,937
240,698 International Paper Co 11,168
224,992 (a) Linde plc 106,871
126,824 LyondellBasell Industries NV 6,220
28,586 Martin Marietta Materials, Inc 18,017
155,414 Mosaic Co 5,390
527,410 Newmont Goldcorp Corp 44,466
109,829 Nucor Corp 14,874
43,629 Packaging Corp of America 9,508
108,007 PPG Industries, Inc 11,353
111,616 Sherwin-Williams Co 38,648
241,913 Smurfit WestRock plc 10,298

Equity Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
63,162 Steel Dynamics, Inc $ 8,807
64,615 Vulcan Materials Co 19,877
TOTAL MATERIALS 484,285
MEDIA & ENTERTAINMENT - 9.2%
2,231,702 Alphabet, Inc 543,531
2,780,485 Alphabet, Inc (Class A) 675,936
44,170 (a) Charter Communications, Inc 12,151
1,768,163 Comcast Corp (Class A) 55,556
105,832 Electronic Arts, Inc 21,346
106,591 Fox Corp (Class A) 6,722
64,549 Fox Corp (Class B) 3,698
182,267 Interpublic Group of Cos, Inc 5,087
73,476 (a) Live Nation, Inc 12,006
122,847 (a) Match Group, Inc 4,339
1,036,837 Meta Platforms, Inc 761,432
202,905 (a) Netflix, Inc 243,267
184,964 News Corp (Class A) 5,680
54,650 News Corp (Class B) 1,888
96,140 Omnicom Group, Inc 7,838
114,201 (a),(c) Paramount Skydance Corp 2,161
83,395 (a) Take-Two Interactive Software, Inc 21,546
32,161 (a) TKO Group Holdings, Inc 6,495
860,914 Walt Disney Co 98,575
1,188,712 (a) Warner Bros Discovery, Inc 23,216
TOTAL MEDIA & ENTERTAINMENT 2,512,470
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
842,608 AbbVie, Inc 195,097
139,587 Agilent Technologies, Inc 17,916
258,214 Amgen, Inc 72,868
65,911 (a) Biogen, Inc 9,233
77,348 Bio-Techne Corp 4,303
971,372 Bristol-Myers Squibb Co 43,809
25,019 (a) Charles River Laboratories International, Inc 3,915
28,644 (a),(d) Chinook Therapeutics, Inc  0^
305,987 Danaher Corp 60,665
379,798 Eli Lilly & Co 289,786
588,720 Gilead Sciences, Inc 65,348
78,591 (a) Incyte Corp 6,665
15,231 (a),(d) Inhibrx, Inc 10
81,253 (a) IQVIA Holdings, Inc 15,433
1,152,095 Johnson & Johnson 213,621
1,187,937 Merck & Co, Inc 99,704
10,234 (a) Mettler-Toledo International, Inc 12,563
165,691 (a) Moderna, Inc 4,280
3,255 (a),(d) OmniAb Operations, Inc  0^
3,255 (a),(d) OmniAb Operations, Inc  0^
59,289 PerkinElmer, Inc 5,197
2,751,594 Pfizer, Inc 70,111
48,687 (a) Regeneron Pharmaceuticals, Inc 27,375
180,694 Thermo Fisher Scientific, Inc 87,640
122,326 (a) Vertex Pharmaceuticals, Inc 47,908
501,406 Viatris, Inc 4,964
29,052 (a) Waters Corp 8,710
32,171 West Pharmaceutical Services, Inc 8,439
214,666 Zoetis, Inc 31,410
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,406,970
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
139,678 (a) CBRE Group, Inc 22,008
206,199 (a) CoStar Group, Inc 17,397
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 39,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.7%
776,825 (a) Advanced Micro Devices, Inc 125,683

SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
240,331 Analog Devices, Inc $ 59,049
382,893 Applied Materials, Inc 78,393
2,249,543 Broadcom, Inc 742,147
52,381 (a) First Solar, Inc 11,552
2,095,240 Intel Corp 70,295
63,588 KLA Corp 68,586
607,651 Lam Research Corp 81,364
250,309 Microchip Technology, Inc 16,075
535,071 Micron Technology, Inc 89,528
22,540 Monolithic Power Systems, Inc 20,751
11,669,990 Nvidia Corp 2,177,386
120,700 NXP Semiconductors NV 27,487
190,111 (a) ON Semiconductor Corp 9,374
517,838 QUALCOMM, Inc 86,148
68,045 Skyworks Solutions, Inc 5,238
72,966 Teradyne, Inc 10,043
435,024 Texas Instruments, Inc 79,927
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,759,026
SOFTWARE & SERVICES - 12.3%
299,050 Accenture plc 73,746
203,205 (a) Adobe, Inc 71,681
73,503 (a) Akamai Technologies, Inc 5,569
129,980 (a) AppLovin Corp 93,396
103,062 (a) Autodesk, Inc 32,740
130,102 (a) Cadence Design Systems, Inc 45,700
230,329 Cognizant Technology Solutions Corp (Class A) 15,448
119,165 (a) Crowdstrike Holdings, Inc 58,436
151,589 (a) Datadog, Inc 21,586
27,752 (a) EPAM Systems, Inc 4,185
11,324 (a) Fair Isaac Corp 16,947
312,737 (a) Fortinet, Inc 26,295
37,586 (a) Gartner, Inc 9,880
265,360 Gen Digital, Inc 7,534
63,490 (a) GoDaddy, Inc 8,687
447,239 International Business Machines Corp 126,193
133,931 Intuit, Inc 91,463
3,554,741 Microsoft Corp 1,841,178
792,670 Oracle Corp 222,930
1,088,138 (a) Palantir Technologies, Inc 198,498
317,410 (a) Palo Alto Networks, Inc 64,631
58,873 (a) PTC, Inc 11,952
52,357 Roper Industries, Inc 26,110
459,006 Salesforce, Inc 108,784
98,928 (a) ServiceNow, Inc 91,041
89,206 (a) Synopsys, Inc 44,013
219,753 (a) Trade Desk, Inc 10,770
20,941 (a) Tyler Technologies, Inc 10,955
39,807 (a) VeriSign, Inc 11,129
101,270 (a) Workday, Inc 24,379
TOTAL SOFTWARE & SERVICES 3,375,856
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
579,814 Amphenol Corp (Class A) 71,752
7,097,043 Apple, Inc 1,807,120
494,668 (a) Arista Networks, Inc 72,078
62,135 CDW Corp 9,897
1,901,316 Cisco Systems, Inc 130,088
377,193 Corning, Inc 30,941
141,415 Dell Technologies, Inc 20,049
25,715 (a) F5 Networks, Inc 8,311
642,632 Hewlett Packard Enterprise Co 15,783
458,846 HP, Inc 12,494
50,124 Jabil Inc 10,886

Equity Index

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
84,600 (a) Keysight Technologies, Inc $ 14,798
80,402 Motorola Solutions, Inc 36,767
99,473 NetApp, Inc 11,784
103,584 Seagate Technology Holdings plc 24,452
229,540 (a),(c) Super Micro Computer, Inc 11,004
142,163 TE Connectivity plc 31,209
22,801 (a) Teledyne Technologies, Inc 13,362
110,999 (a) Trimble Inc 9,063
170,182 (a) Western Digital Corp 20,432
25,139 (a) Zebra Technologies Corp (Class A) 7,470
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,369,740
TELECOMMUNICATION SERVICES - 0.9%
3,433,063 AT&T, Inc 96,950
52,848 (a),(d) GCI Liberty, Inc 1
229,215 T-Mobile US, Inc 54,869
2,031,286 Verizon Communications, Inc 89,275
TOTAL TELECOMMUNICATION SERVICES 241,095
TRANSPORTATION - 1.3%
58,082 CH Robinson Worldwide, Inc 7,690
892,795 CSX Corp 31,703
313,936 Delta Air Lines, Inc 17,816
64,396 Expeditors International Washington, Inc 7,894
104,192 FedEx Corp 24,570
32,744 JB Hunt Transport Services, Inc 4,393
108,406 Norfolk Southern Corp 32,566
91,925 Old Dominion Freight Line 12,941
244,790 (a) Southwest Airlines Co 7,811
1,000,323 (a) Uber Technologies, Inc 98,002
284,722 Union Pacific Corp 67,300
152,607 (a) United Airlines Holdings, Inc 14,727
350,197 United Parcel Service, Inc (Class B) 29,252
TOTAL TRANSPORTATION 356,665
UTILITIES - 2.3%
286,177 AES Corp 3,766
112,778 Alliant Energy Corp 7,602
132,057 Ameren Corp 13,784
260,892 American Electric Power Co, Inc 29,350
90,224 American Water Works Co, Inc 12,558
77,662 Atmos Energy Corp 13,261
318,878 Centerpoint Energy, Inc 12,372
135,539 CMS Energy Corp 9,930
170,518 Consolidated Edison, Inc 17,141
148,706 Constellation Energy Corp 48,935
410,990 Dominion Energy, Inc 25,140
101,400 (a) DTE Energy Co 14,341
370,498 Duke Energy Corp 45,849
189,427 Edison International 10,472
219,694 Entergy Corp 20,473
112,119 Evergy, Inc 8,523
179,459 Eversource Energy 12,767
475,892 Exelon Corp 21,420
232,653 FirstEnergy Corp 10,660
977,929 NextEra Energy, Inc 73,824
229,935 NiSource, Inc 9,956
94,109 NRG Energy, Inc 15,241
1,073,277 PG&E Corp 16,185
56,547 Pinnacle West Capital Corp 5,070
361,237 (a),(c) PPL Corp 13,424
243,772 Public Service Enterprise Group, Inc 20,345
312,146 Sempra Energy 28,087
527,285 Southern Co 49,971
152,917 Vistra Corp 29,960

Investments in Derivatives
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
155,435 WEC Energy Group, Inc $ 17,811
280,968 Xcel Energy, Inc 22,660
TOTAL UTILITIES 640,878
TOTAL COMMON STOCKS
(Cost $8,337,012) 27,288,901
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
7,208 (d) AstraZeneca plc 02/20/29 2
7,917 (d) Chinook Therapeutics, Inc 01/02/30 1
6,981 (d) Tobira Therapeutics, Inc  0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS
(Cost $3) 3
TOTAL LONG-TERM INVESTMENTS
(Cost $8,337,015) 27,288,904
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
6,286,312 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(f) 6,286
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,286) 6,286
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.0%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/14/25 4,976
TOTAL GOVERNMENT AGENCY DEBT 4,976
REPURCHASE AGREEMENT - 0.4%
95,414,000 (g) Fixed Income Clearing Corporation 4 .200 10/01/25 95,414
TOTAL REPURCHASE AGREEMENT 95,414
TREASURY DEBT - 0.2%
9,183,000 United States Treasury Bill 0 .000 10/16/25 9,168
5,000,000 United States Treasury Bill 0 .000 10/23/25 4,988
10,000,000 United States Treasury Bill 0 .000 10/30/25 9,967
10,000,000 United States Treasury Bill 0 .000 11/04/25 9,962
20,000,000 United States Treasury Bill 0 .000 11/13/25 19,906
5,000,000 United States Treasury Bill 0 .000 11/18/25 4,973
TOTAL TREASURY DEBT 58,964
TOTAL SHORT-TERM INVESTMENTS
(Cost $159,352) 159,354
TOTAL INVESTMENTS - 100.1%
(Cost $8,502,653) 27,454,544
OTHER ASSETS & LIABILITIES, NET - (0.1)% (26,532)
NET ASSETS - 100.0% $27,428,012
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,831,064.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $95,425,132 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
4.125% and maturity date 3/31/32, valued at $97,322,378.

Equity Index

Portfolio of Investments September 30, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 343 12/19/25  $ 115,103 $ 115,570 $ 466
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Equity Index
Long-Term Investments
:
Common stocks $27,288,890 $— $11 $27,288,901
Rights/Warrants — — 3 3
Investments purchased with collateral from securities lending 6,286 — — 6,286
Short-Term Investments
:
Government agency debt — 4,976 — 4,976
Repurchase agreement — 95,414 — 95,414
Treasury debt — 58,964 — 58,964
Investments in Derivatives
:
Futures contracts* 466 — — 466
Total $27,295,642 $159,354 $14 $27,455,010
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments September 30, 2025
Core Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 97.1%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.0%
$ 407,637 (a) Cornerstone Building Brands, Inc., Term Loan B, (TSFR1M + 3.250%) 7 .500% 04/12/28 $ 388
166,869 (a) Oregon Tool, Inc., 2nd Lien Term Loan, (TSFR3M + 4.000%) 8 .447 10/15/29 130
42,026 (a) Oregon Tool, Inc., First Lien Term Loan, (TSFR3M + 5.350%) 9 .545 10/15/29 43
1,238,926 (a) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 3.000%) 7 .197 04/30/30 1,243
890,166 (a) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6 .502 02/28/31 891
957,003 (a) TransDigm, Inc., Term Loan K, (TSFR3M + 2.250%) 6 .252 03/22/30 957
TOTAL CAPITAL GOODS 3,652
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
683,502 (a) CNT Holdings I Corp, Term Loan, (TSFR3M + 2.250%) 6 .558 11/08/32 684
403,798 (a) Les Schwab Tire Centers, Term Loan B, (TSFR1M + TSFR3M + 2.500%) 6 .681 04/23/31 403
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,087
CONSUMER DURABLES & APPAREL - 0.0%
165,237 (a) Samsonite International S.A., Term Loan B, (TSFR1M + 2.000%) 6 .163 06/10/30 166
411,253 (a) Weber-Stephen Products LLC, Term Loan B, (TSFR1M + 3.250%) 7 .528 10/29/27 408
TOTAL CONSUMER DURABLES & APPAREL 574
CONSUMER SERVICES - 0.1%
424,905 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5 .913 09/23/30 424
754,708 (a) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .913 01/31/31 751
1,965,000 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5 .752 11/29/30 1,962
350,550 (a) IRB Holding Corp, First Lien Term Loan B, (TSFR1M + 2.500%) 6 .663 12/15/27 351
918,027 (a) KFC Holding Co., Term Loan B, (TSFR1M + 1.750%) 6 .000 03/15/28 923
609,413 (a),(b) Spin Holdco Inc., Term Loan, (TBD) TBD TBD 513
TOTAL CONSUMER SERVICES 4,924
ENERGY - 0.0%
346,748 (a) Buckeye Partners, L.P., Term Loan B5, (TSFR1M + 1.750%) 5 .913 11/02/26 347
TOTAL ENERGY 347
FINANCIAL SERVICES - 0.0%
171,028 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 5 .885 06/24/30 171
2,095,804 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5 .913 06/24/31 2,097
TOTAL FINANCIAL SERVICES 2,268
FOOD, BEVERAGE & TOBACCO - 0.0%
236,379 (a) Arterra Wines Canada, Inc., Term Loan, (TSFR3M + 3.500%) 7 .763 11/26/27 231
TOTAL FOOD, BEVERAGE & TOBACCO 231
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
499,916 (a) Medline Borrower, LP, Term Loan B, (TSFR1M + 2.000%) 6 .163 10/23/28 501
375,131 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6 .163 12/03/31 376
TOTAL HEALTH CARE EQUIPMENT & SERVICES 877
MATERIALS - 0.0%
1,172,322 (a) Asplundh Tree Expert, LLC, Term Loan B, (TSFR1M + 1.750%) 6 .013 09/07/27 1,173
TOTAL MATERIALS 1,173
MEDIA & ENTERTAINMENT - 0.0%
40,113 (a) DirecTV Financing, LLC, Term Loan, (TSFR3M + 5.000%) 9 .570 08/02/27 40
TOTAL MEDIA & ENTERTAINMENT 40
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
26,939 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6 .263 11/08/27 27
96,705 (a) Grifols Worldwide Operations USA, Inc., Term Loan B, (TSFR1M + 2.000%) 6 .263 11/15/27 97
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 124
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
467,674 (a) Cushman & Wakefield U.S. Borrower, LLC, Term Loan B1, (TSFR1M + 2.750%) 6 .913 01/31/30 470
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 470
SOFTWARE & SERVICES - 0.1%
1,224,065 (a) Ellucian Holdings, Inc., First Lien Term Loan B, (TSFR1M + 2.750%) 6 .913 10/09/29 1,226
1,236,492 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5 .913 09/12/29 1,234
70,049 (a) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%) 10 .540 05/15/28 71
345,263 (a) Rackspace Finance, LLC, First Lien Second Out Term Loan, (TSFR1M + 2.750%) 7 .040 05/15/28 156
688,646 (a) Rocket Software, Inc., Term Loan B, (TSFR1M + 3.750%) 7 .913 11/28/28 691

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SOFTWARE & SERVICES (continued)
$ 879,909 (a) UKG Inc., Term Loan B, (TSFR3M + 2.500%) 6 .810% 02/10/31 $ 880
TOTAL SOFTWARE & SERVICES 4,258
TELECOMMUNICATION SERVICES - 0.0%
295,329 (a) Cablevision Lightpath LLC, Repriced Term Loan, (TSFR1M + 3.000%) 7 .150 11/30/27 296
TOTAL TELECOMMUNICATION SERVICES 296
TRANSPORTATION - 0.0%
202,438 (a) Air Canada, Term Loan B, (TSFR1M + 2.000%) 6 .166 03/21/31 203
163,922 (a) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8 .075 10/20/27 164
TOTAL TRANSPORTATION 367
TOTAL BANK LOAN OBLIGATIONS
(Cost $20,816) 20,688
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 26.2%
AUTOMOBILES & COMPONENTS - 0.3%
225,000 Dana, Inc
5 .375 11/15/27 225
350,000 Dana, Inc
5 .625 06/15/28 350
EUR 300,000 Ford Motor Credit Co LLC
5 .125 02/20/29 367
3,500,000 (c) Ford Otomotiv Sanayi AS.
7 .125 04/25/29 3,583
EUR 500,000 General Motors Financial Co, Inc
0 .600 05/20/27 568
EUR 300,000 General Motors Financial Co, Inc
4 .300 02/15/29 366
10,550,000 General Motors Financial Co, Inc
4 .900 10/06/29 10,672
6,250,000 General Motors Financial Co, Inc
5 .850 04/06/30 6,537
12,000,000 General Motors Financial Co, Inc
2 .700 06/10/31 10,728
4,975,000 General Motors Financial Co, Inc
5 .600 06/18/31 5,149
EUR 205,000 (c) Goodyear Europe BV
2 .750 08/15/28 236
200,000 (c) Kia Corp
2 .750 02/14/27 196
TOTAL AUTOMOBILES & COMPONENTS 38,977
BANKS - 6.1%
EUR 500,000 ABN AMRO Bank NV
4 .250 02/21/30 618
2,000,000 (c) Akbank T.A.S.
6 .800 06/22/31 2,010
700,000 (c),(d) Banco de Credito e Inversiones S.A.
8 .750 N/A 758
2,000,000 (c) Banco Nacional de Panama
2 .500 08/11/30 1,753
2,175,000 (c) Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
5 .621 12/10/29 2,263
EUR 600,000 (a) Banco Santander S.A.
0 .500 03/24/27 698
GBP 400,000 Banco Santander S.A.
4 .750 08/30/28 540
3,010,000 (c) Bangkok Bank PCL
3 .466 09/23/36 2,736
1,750,000 (c) Banistmo S.A.
4 .250 07/31/27 1,726
5,000,000 (c) Bank Hapoalim BM
3 .255 01/21/32 4,875
6,300,000 (c) Bank Leumi Le-Israel BM
3 .275 01/29/31 6,245
EUR 300,000 Bank of America Corp
1 .776 05/04/27 351
55,925,000 Bank of America Corp
2 .592 04/29/31 51,825
12,400,000 Bank of America Corp
5 .288 04/25/34 12,829
4,600,000 Bank of America Corp
5 .511 01/24/36 4,808
25,175,000 Bank of America Corp
5 .744 02/12/36 26,156
34,550,000 Bank of America Corp
2 .676 06/19/41 25,460
20,000,000 (d) Bank of America Corp
6 .625 N/A 20,810
10,175,000 (d) Bank of New York Mellon Corp
6 .300 N/A 10,468
EUR 400,000 Barclays plc
0 .577 08/09/29 442
EUR 500,000 Barclays plc
4 .918 08/08/30 626
5,000,000 Barclays plc
4 .942 09/10/30 5,074
8,425,000 Barclays plc
5 .367 02/25/31 8,687
6,075,000 Barclays plc
3 .330 11/24/42 4,692
1,500,000 (c) BBVA Bancomer S.A.
5 .125 01/18/33 1,473
1,400,000 (c) BBVA Bancomer S.A.
8 .450 06/29/38 1,554
1,825,000 (c) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7 .625 02/11/35 1,920
5,600,000 (c) BNP Paribas S.A.
1 .904 09/30/28 5,340
EUR 700,000 BNP Paribas S.A.
3 .875 02/23/29 846
5,000,000 (c) BNP Paribas S.A.
2 .159 09/15/29 4,689
22,100,000 CitiBank NA
4 .914 05/29/30 22,706
36,375,000 Citigroup, Inc
3 .200 10/21/26 36,072
8,750,000 Citigroup, Inc
4 .450 09/29/27 8,786

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 5,245,000 Citigroup, Inc
4 .125% 07/25/28 $ 5,240
7,125,000 Citigroup, Inc
2 .572 06/03/31 6,556
9,600,000 Citigroup, Inc
4 .503 09/11/31 9,605
EUR 200,000 Citigroup, Inc
3 .750 05/14/32 240
6,750,000 (d) Citigroup, Inc
7 .625 N/A 7,087
8,425,000 Cooperatieve Rabobank UA
3 .750 07/21/26 8,386
9,150,000 (c) Credit Agricole S.A.
5 .222 05/27/31 9,386
GBP 600,000 Danske Bank A.S.
2 .250 01/14/28 784
7,350,000 Deutsche Bank AG.
5 .371 09/09/27 7,533
5,575,000 Deutsche Bank AG.
2 .311 11/16/27 5,453
4,325,000 Deutsche Bank AG.
6 .819 11/20/29 4,626
2,325,000 Deutsche Bank AG.
4 .999 09/11/30 2,358
2,425,000 (c) Development Bank of Kazakhstan JSC
2 .950 05/06/31 2,159
3,325,000 (c) Grupo Aval Ltd
4 .375 02/04/30 3,157
7,400,000 HSBC Holdings plc
7 .390 11/03/28 7,859
3,750,000 HSBC Holdings plc
3 .973 05/22/30 3,693
5,625,000 HSBC Holdings plc
5 .130 03/03/31 5,761
6,675,000 (d) HSBC Holdings plc
6 .950 N/A 7,015
7,000,000 (d) Huntington Bancshares, Inc
5 .625 N/A 7,077
UGX 2,000,000,000 (c) ICBC Standard Bank plc
14 .250 06/26/34 482
2,125,000 (c) Intercorp Financial Services, Inc
4 .125 10/19/27 2,110
200,000 (c) Intesa Sanpaolo S.p.A
4 .198 06/01/32 189
2,400,000 (c),(e) Itau Unibanco Holding S.A.
6 .000 02/27/30 2,493
14,600,000 JPMorgan Chase & Co
3 .200 06/15/26 14,516
8,325,000 JPMorgan Chase & Co
4 .323 04/26/28 8,346
EUR 600,000 JPMorgan Chase & Co
1 .638 05/18/28 695
16,900,000 JPMorgan Chase & Co
5 .581 04/22/30 17,652
10,500,000 JPMorgan Chase & Co
3 .702 05/06/30 10,319
12,450,000 JPMorgan Chase & Co
5 .140 01/24/31 12,858
2,150,000 JPMorgan Chase & Co
1 .953 02/04/32 1,901
19,775,000 JPMorgan Chase & Co
4 .912 07/25/33 20,165
24,425,000 JPMorgan Chase & Co
5 .350 06/01/34 25,450
3,200,000 JPMorgan Chase & Co
6 .254 10/23/34 3,526
22,925,000 JPMorgan Chase & Co
5 .766 04/22/35 24,424
22,250,000 (e) JPMorgan Chase & Co
5 .572 04/22/36 23,452
8,600,000 JPMorgan Chase & Co
5 .576 07/23/36 8,915
2,625,000 JPMorgan Chase & Co
2 .525 11/19/41 1,900
10,750,000 JPMorgan Chase & Co
3 .157 04/22/42 8,385
9,375,000 (d) JPMorgan Chase & Co
6 .875 N/A 9,874
6,250,000 (d) JPMorgan Chase & Co
3 .650 N/A 6,181
EUR 1,675,000 Kreditanstalt fuer Wiederaufbau
2 .625 01/10/34 1,936
2,600,000 Lloyds Banking Group plc
6 .068 06/13/36 2,729
5,950,000 (d),(e) M&T Bank Corp
3 .500 N/A 5,733
25,000,000 (d) Mitsubishi UFJ Financial Group, Inc
6 .350 N/A 25,521
3,675,000 (c) Mizrahi Tefahot Bank Ltd
3 .077 04/07/31 3,620
EUR 500,000 Mizuho Financial Group, Inc
1 .598 04/10/28 575
7,200,000 Morgan Stanley Private Bank NA
4 .734 07/18/31 7,308
6,150,000 (c) NBK SPC Ltd
1 .625 09/15/27 5,981
6,350,000 PNC Financial Services Group, Inc
5 .575 01/29/36 6,626
7,465,000 (d) PNC Financial Services Group, Inc
3 .400 N/A 7,235
CNY 8,000,000 QNB Finance Ltd
3 .150 02/04/26 1,129
EUR 400,000 Skandinaviska Enskilda Banken AB
3 .875 05/09/28 486
EUR 500,000 Societe Generale S.A.
4 .875 11/21/31 626
5,000,000 (d) Truist Financial Corp
4 .950 N/A 4,979
9,000,000 (d) Truist Financial Corp
6 .669 N/A 9,041
3,500,000 (c) United Overseas Bank Ltd
2 .000 10/14/31 3,414
16,375,000 Wells Fargo & Co
2 .393 06/02/28 15,918
9,600,000 Wells Fargo & Co
6 .303 10/23/29 10,168
15,925,000 Wells Fargo & Co
5 .605 04/23/36 16,713
10,000,000 (d) Wells Fargo & Co
3 .900 N/A 9,903

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
BANKS (continued)
$ 5,775,000 (d),(e) Wells Fargo & Co
7 .625 % N/A $ 6,182
TOTAL BANKS 733,467
CAPITAL GOODS - 0.8%
25,400,000 Boeing Co
2 .196 02/04/26 25,208
5,350,000 Boeing Co
3 .250 02/01/28 5,225
3,350,000 Boeing Co
5 .705 05/01/40 3,418
18,750,000 Boeing Co
5 .805 05/01/50 18,732
EUR 400,000 Carrier Global Corp
4 .125 05/29/28 487
EUR 700,000 Carrier Global Corp
4 .500 11/29/32 876
1,300,000 (c) Embraer Netherlands Finance BV
7 .000 07/28/30 1,422
60,000 Embraer Netherlands Finance BV
5 .980 02/11/35 64
20,250,000 Honeywell International, Inc
5 .000 03/01/35 20,587
EUR 500,000 Honeywell International, Inc
3 .750 03/01/36 588
EUR 300,000 Illinois Tool Works, Inc
3 .250 05/17/28 358
12,000,000 L3Harris Technologies, Inc
5 .400 07/31/33 12,508
EUR 500,000 Raytheon Technologies Corp
2 .150 05/18/30 565
5,575,000 Raytheon Technologies Corp
2 .250 07/01/30 5,106
1,925,000 (c) Sociedad Quimica y Minera de Chile S.A.
6 .500 11/07/33 2,079
3,000,000 (c) Sociedad Quimica y Minera de Chile S.A.
3 .500 09/10/51 2,118
300,000 (c) WESCO Distribution, Inc
7 .250 06/15/28 304
TOTAL CAPITAL GOODS 99,645
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
325,000 (c) ASGN, Inc
4 .625 05/15/28 319
2,450,000 (c) Bidvest Group UK plc
6 .200 09/17/32 2,466
444,000 (c) Prime Security Services Borrower LLC
5 .750 04/15/26 446
1,325,000 (c) Prime Security Services Borrower LLC
3 .375 08/31/27 1,288
725,000 (c) Prime Security Services Borrower LLC
6 .250 01/15/28 724
4,125,000 Verisk Analytics, Inc
4 .500 08/15/30 4,137
4,550,000 Verisk Analytics, Inc
5 .250 03/15/35 4,639
19,000,000 Waste Management, Inc
4 .950 03/15/35 19,285
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 33,304
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
4,425,000 AutoNation, Inc
5 .890 03/15/35 4,573
925,000 (c) Bath & Body Works, Inc
6 .625 10/01/30 946
550,000 (c) Group 1 Automotive, Inc
4 .000 08/15/28 534
875,000 (c) Lithia Motors, Inc
4 .625 12/15/27 866
5,100,000 O'Reilly Automotive, Inc
3 .550 03/15/26 5,085
6,875,000 O'Reilly Automotive, Inc
3 .600 09/01/27 6,814
4,075,000 O'Reilly Automotive, Inc
4 .200 04/01/30 4,061
12,400,000 O'Reilly Automotive, Inc
1 .750 03/15/31 10,808
3,225,000 Walmart, Inc
4 .350 04/28/30 3,278
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 36,965
CONSUMER SERVICES - 0.3%
9,820,000 Amherst College
4 .100 11/01/45 8,368
2,500,000 (c) Arcos Dorados BV
6 .375 01/29/32 2,635
125,000 (c) Hilton Domestic Operating Co, Inc
5 .750 05/01/28 125
8,000,000 President and Fellows of Harvard College
3 .529 10/01/31 7,617
14,250,000 President and Fellows of Harvard College
3 .619 10/01/37 12,686
2,100,000 Sands China Ltd
5 .900 08/08/28 2,148
5,619,000 Smith College
4 .620 07/01/45 5,019
TOTAL CONSUMER SERVICES 38,598
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
4,000,000 Kroger Co
5 .000 09/15/34 4,034
3,250,000 Kroger Co
5 .500 09/15/54 3,168
2,600,000 SYSCO Corp
5 .400 03/23/35 2,687
5,450,000 SYSCO Corp
3 .150 12/14/51 3,647
GBP 500,000 Tesco Corporate Treasury Services plc
2 .750 04/27/30 615
EUR 600,000 Tesco Corporate Treasury Services plc
3 .375 05/06/32 705
4,000,000 Walmart, Inc
2 .500 09/22/41 2,896

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
$ 7,400,000 Walmart, Inc
4 .500% 04/15/53 $ 6,628
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,380
ENERGY - 1.8%
11,500,000 BP Capital Markets America, Inc
5 .227 11/17/34 11,878
EUR 500,000 BP Capital Markets plc
1 .231 05/08/31 532
13,100,000 Cheniere Energy Partners LP
4 .000 03/01/31 12,633
6,850,000 Cheniere Energy Partners LP
3 .250 01/31/32 6,240
8,625,000 Cheniere Energy Partners LP
5 .750 08/15/34 8,967
1,832,822 (c) Chile Electricity Lux Mpc II Sarl
5 .580 10/20/35 1,893
2,000,000 Ecopetrol S.A.
6 .875 04/29/30 2,050
2,125,000 Ecopetrol S.A.
4 .625 11/02/31 1,906
200,000 Ecopetrol S.A.
8 .875 01/13/33 217
2,950,353 (c) EIG Pearl Holdings Sarl
3 .545 08/31/36 2,721
3,000,000 (c) Empresa Nacional del Petroleo
5 .250 11/06/29 3,055
12,968,000 Enbridge, Inc
3 .125 11/15/29 12,355
3,925,000 Enbridge, Inc
5 .700 03/08/33 4,131
2,950,000 Enbridge, Inc
3 .400 08/01/51 2,023
4,725,000 Energy Transfer LP
4 .750 01/15/26 4,726
775,000 Energy Transfer LP
5 .400 10/01/47 709
9,125,000 Energy Transfer LP
5 .000 05/15/50 7,811
7,600,000 Energy Transfer LP
5 .950 05/15/54 7,360
2,650,000 Enterprise Products Operating LLC
4 .250 02/15/48 2,205
6,200,000 Enterprise Products Operating LLC
4 .200 01/31/50 5,058
4,500,000 Enterprise Products Operating LLC
3 .200 02/15/52 3,051
6,500,000 Enterprise Products Operating LLC
3 .300 02/15/53 4,425
4,600,000 Expand Energy Corp
5 .700 01/15/35 4,728
2,097,570 (c) Galaxy Pipeline Assets Bidco Ltd
2 .160 03/31/34 1,905
3,300,000 (c) Galaxy Pipeline Assets Bidco Ltd
2 .625 03/31/36 2,907
8,375,000 Marathon Petroleum Corp
3 .800 04/01/28 8,293
5,060,000 Marathon Petroleum Corp
4 .750 09/15/44 4,355
5,500,000 Marathon Petroleum Corp
5 .000 09/15/54 4,691
3,525,000 (c) Midwest Connector Capital Co LLC
4 .625 04/01/29 3,540
8,950,000 MPLX LP
1 .750 03/01/26 8,856
4,850,000 MPLX LP
2 .650 08/15/30 4,453
5,325,000 ONEOK, Inc
3 .250 06/01/30 5,041
1,900,000 ONEOK, Inc
5 .700 11/01/54 1,794
1,275,000 (c) ORLEN S.A.
6 .000 01/30/35 1,333
3,900,000 (c) Pertamina Hulu Energi PT
5 .250 05/21/30 3,983
200,000 (c),(e) Pertamina Persero PT
3 .650 07/30/29 195
2,450,000 Petrobras Global Finance BV
6 .250 01/10/36 2,418
300,000 Petroleos Mexicanos
6 .840 01/23/30 305
2,000,000 Petroleos Mexicanos
5 .950 01/28/31 1,937
3,000,000 Petroleos Mexicanos
6 .700 02/16/32 2,973
3,500,000 (c) Petronas Capital Ltd
4 .950 01/03/31 3,613
360,000 (c) Petronas Capital Ltd
5 .340 04/03/35 376
2,375,000 Phillips 66 Co
4 .680 02/15/45 2,032
475,000 Plains All American Pipeline LP
3 .800 09/15/30 458
2,950,000 (c) QazaqGaz NC JSC
4 .375 09/26/27 2,928
2,500,000 (c) Raizen Fuels Finance S.A.
5 .700 01/17/35 2,303
1,366,075 (c) Rio Oil Finance Trust
8 .200 04/06/28 1,408
4,000,000 (c) S.A. Global Sukuk Ltd
4 .125 09/17/30 3,943
2,067,000 Sabine Pass Liquefaction LLC
5 .875 06/30/26 2,074
1,475,000 (c) Saudi Arabian Oil Co
5 .250 07/17/34 1,517
2,500,000 (c) Thaioil Treasury Center Co Ltd
2 .500 06/18/30 2,258
11,000,000 TotalEnergies Capital International S.A.
3 .127 05/29/50 7,531
2,500,000 TotalEnergies Capital S.A.
5 .488 04/05/54 2,473
1,825,000 TotalEnergies Capital S.A.
5 .425 09/10/64 1,757
9,250,000 Williams Cos, Inc
5 .650 03/15/33 9,714
TOTAL ENERGY 214,038
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
5,100,000 Agree LP
2 .000 06/15/28 4,812
2,725,000 American Homes 4 Rent LP
5 .250 03/15/35 2,754

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 2,418,000 American Tower Corp
3 .375% 10/15/26 $ 2,400
EUR 750,000 American Tower Corp
0 .450 01/15/27 858
1,600,000 American Tower Corp
3 .600 01/15/28 1,580
4,350,000 American Tower Corp
3 .800 08/15/29 4,267
13,700,000 American Tower Corp
2 .900 01/15/30 12,913
2,750,000 American Tower Corp
2 .100 06/15/30 2,479
3,825,000 American Tower Corp
1 .875 10/15/30 3,383
6,725,000 American Tower Corp
5 .400 01/31/35 6,949
10,250,000 American Tower Corp
5 .350 03/15/35 10,526
1,075,000 Brixmor Operating Partnership LP
2 .250 04/01/28 1,024
GBP 400,000 Digital Stout Holding LLC
3 .750 10/17/30 508
6,700,000 Essex Portfolio LP
3 .000 01/15/30 6,347
6,975,000 Essex Portfolio LP
5 .375 04/01/35 7,197
6,250,000 Healthcare Realty Holdings LP
3 .500 08/01/26 6,205
3,000,000 Healthcare Realty Holdings LP
3 .625 01/15/28 2,950
8,975,000 Healthcare Realty Holdings LP
3 .100 02/15/30 8,444
1,750,000 Healthcare Realty Holdings LP
2 .400 03/15/30 1,582
1,050,000 Healthcare Realty Holdings LP
2 .050 03/15/31 905
7,950,000 Highwoods Realty LP
3 .875 03/01/27 7,870
2,900,000 Highwoods Realty LP
4 .125 03/15/28 2,868
2,875,000 Highwoods Realty LP
4 .200 04/15/29 2,816
4,000,000 Highwoods Realty LP
3 .050 02/15/30 3,705
3,845,000 (c) Iron Mountain, Inc
7 .000 02/15/29 3,962
5,250,000 Kite Realty Group LP
4 .950 12/15/31 5,314
EUR 350,000 ProLogis Euro Finance LLC
3 .250 09/22/32 409
EUR 400,000 ProLogis Euro Finance LLC
4 .000 05/05/34 481
GBP 300,000 ProLogis International Funding II S.A.
2 .750 02/22/32 352
1,275,000 ProLogis LP
2 .875 11/15/29 1,214
3,125,000 ProLogis LP
1 .750 07/01/30 2,794
6,350,000 Regency Centers LP
3 .900 11/01/25 6,340
1,025,000 Regency Centers LP
3 .600 02/01/27 1,018
3,350,000 Regency Centers LP
2 .950 09/15/29 3,199
11,046,000 (c) SBA Tower Trust
1 .884 01/15/26 10,962
25,315,000 (c) SBA Tower Trust
1 .631 11/15/26 24,576
42,100,000 (c) SBA Tower Trust
1 .840 04/15/27 40,211
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 206,174
FINANCIAL SERVICES - 2.3%
8,975,000 AerCap Ireland Capital DAC
1 .750 01/30/26 8,902
13,369,000 AerCap Ireland Capital DAC
3 .000 10/29/28 12,884
2,250,000 AerCap Ireland Capital DAC
3 .850 10/29/41 1,849
7,500,000 (d) American Express Co
3 .550 N/A 7,357
EUR 400,000 (c) Blackstone Private Credit Fund
1 .750 11/30/26 462
1,170,000 (c) Brazil Minas SPE via State of Minas Gerais
5 .333 02/15/28 1,166
6,635,000 (d),(e) Capital One Financial Corp
3 .950 N/A 6,513
6,250,000 Community Preservation Corp
2 .867 02/01/30 5,812
3,200,000 Corebridge Financial, Inc
6 .050 09/15/33 3,415
4,350,000 Corebridge Financial, Inc
5 .750 01/15/34 4,576
GBP 500,000 Credit Suisse Group AG.
2 .250 06/09/28 648
EUR 500,000 Deutsche Bank AG.
5 .000 09/05/30 626
600,000 Deutsche Bank AG.
3 .742 01/07/33 553
7,305,000 Discover Bank
3 .450 07/27/26 7,261
3,750,000 Discover Bank
2 .700 02/06/30 3,513
6,575,000 Fiserv, Inc
5 .450 03/15/34 6,795
13,000,000 Fiserv, Inc
5 .150 08/12/34 13,155
EUR 500,000 Goldman Sachs Group, Inc
1 .250 02/07/29 559
12,425,000 Goldman Sachs Group, Inc
5 .330 07/23/35 12,791
3,500,000 Goldman Sachs Group, Inc
4 .411 04/23/39 3,237
6,825,000 Goldman Sachs Group, Inc
3 .436 02/24/43 5,384
7,200,000 (d) Goldman Sachs Group, Inc
6 .850 N/A 7,479
2,600,000 (c) Indian Railway Finance Corp Ltd
2 .800 02/10/31 2,382
1,700,000 (c),(e) Indian Railway Finance Corp Ltd
3 .570 01/21/32 1,614
2,157,600 (c) Minejesa Capital BV
4 .625 08/10/30 2,138

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FINANCIAL SERVICES (continued)
$ 31,425,000 Morgan Stanley
3 .125% 07/27/26 $ 31,196
EUR 700,000 Morgan Stanley
1 .342 10/23/26 821
7,225,000 Morgan Stanley
5 .192 04/17/31 7,460
EUR 500,000 Morgan Stanley
2 .950 05/07/32 579
14,250,000 Morgan Stanley
5 .250 04/21/34 14,695
5,150,000 Morgan Stanley
5 .424 07/21/34 5,366
4,000,000 Morgan Stanley
5 .831 04/19/35 4,264
4,925,000 Morgan Stanley
5 .320 07/19/35 5,082
14,850,000 Morgan Stanley
5 .587 01/18/36 15,548
13,550,000 Morgan Stanley
5 .664 04/17/36 14,296
4,440,000 (d),(e) Northern Trust Corp
4 .600 N/A 4,416
3,350,000 (c) Power Finance Corp Ltd
3 .950 04/23/30 3,266
550,000 Springleaf Finance Corp
5 .375 11/15/29 544
6,950,000 (d) State Street Corp
6 .700 N/A 7,229
EUR 400,000 UBS AG.
0 .500 03/31/31 413
EUR 800,000 UBS Group AG
0 .250 11/05/28 894
9,100,000 (c) UBS Group AG.
1 .305 02/02/27 9,005
6,200,000 (c) UBS Group AG.
6 .442 08/11/28 6,442
7,500,000 (c) UBS Group AG.
5 .617 09/13/30 7,833
3,065,000 (c) UBS Group AG.
3 .179 02/11/43 2,339
4,225,000 Visa, Inc
2 .700 04/15/40 3,237
9,350,000 (c) Wynnton Funding Trust II
5 .991 08/15/55 9,597
TOTAL FINANCIAL SERVICES 275,593
FOOD, BEVERAGE & TOBACCO - 0.8%
1,600,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS.
3 .375 06/29/28 1,487
23,700,000 Anheuser-Busch Cos LLC
4 .700 02/01/36 23,399
16,223,000 Anheuser-Busch Cos LLC
4 .900 02/01/46 15,198
1,800,000 (c) Bimbo Bakeries USA, Inc
6 .050 01/15/29 1,883
3,875,000 (c) Cia Cervecerias Unidas S.A.
3 .350 01/19/32 3,491
3,000,000 (c) Coca-Cola Icecek AS.
4 .500 01/20/29 2,949
2,975,000 (c) Gruma SAB de C.V.
5 .390 12/09/34 3,039
750,000 (c) Gruma SAB de C.V.
5 .761 12/09/54 745
2,500,000 (c) Grupo Bimbo SAB de C.V.
4 .700 11/10/47 2,168
4,700,000 Kraft Heinz Foods Co
5 .500 06/01/50 4,439
6,950,000 (c) Mars, Inc
5 .200 03/01/35 7,104
6,225,000 (c) Mars, Inc
5 .650 05/01/45 6,315
13,950,000 (c) Mars, Inc
5 .700 05/01/55 14,131
EUR 300,000 (c) Mondelez International Holdings Netherlands BV
1 .250 09/09/41 236
EUR 400,000 Philip Morris International, Inc
2 .750 06/06/29 467
11,000,000 Philip Morris International, Inc
5 .250 02/13/34 11,359
TOTAL FOOD, BEVERAGE & TOBACCO 98,410
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
EUR 500,000 Becton Dickinson Euro Finance Sarl
0 .334 08/13/28 552
1,925,000 Boston Scientific Corp
2 .650 06/01/30 1,801
4,600,000 Cardinal Health, Inc
5 .750 11/15/54 4,613
19,230,000 Children's Hospital Medic
4 .268 05/15/44 16,942
8,675,000 CVS Health Corp
5 .450 09/15/35 8,828
20,555,000 CVS Health Corp
5 .050 03/25/48 18,288
4,105,000 Dartmouth-Hitchcock Health
4 .178 08/01/48 3,246
4,225,000 HCA, Inc
5 .625 09/01/28 4,359
11,200,000 HCA, Inc
3 .625 03/15/32 10,507
10,000,000 HCA, Inc
6 .200 03/01/55 10,323
3,500,000 (c) Hologic, Inc
3 .250 02/15/29 3,380
EUR 250,000 (c) IQVIA, Inc
1 .750 03/15/26 292
GBP 500,000 McKesson Corp
3 .125 02/17/29 644
5,000,000 New York and Presbyterian Hospital
3 .563 08/01/36 4,434
375,000 Tenet Healthcare Corp
4 .625 06/15/28 372
10,700,000 UnitedHealth Group, Inc
2 .300 05/15/31 9,592
2,100,000 UnitedHealth Group, Inc
5 .150 07/15/34 2,155

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 3,250,000 UnitedHealth Group, Inc
3 .750% 10/15/47 $ 2,495
TOTAL HEALTH CARE EQUIPMENT & SERVICES 102,823
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
6,220,000 Church & Dwight Co, Inc
2 .300 12/15/31 5,509
EUR 750,000 (c) Coty, Inc
3 .875 04/15/26 880
8,175,000 Haleon US Capital LLC
3 .625 03/24/32 7,747
EUR 300,000 Procter & Gamble Co
3 .250 08/02/31 361
EUR 400,000 The Procter & Gamble Company
1 .875 10/30/38 396
10,075,000 Unilever Capital Corp
4 .625 08/12/34 10,124
EUR 500,000 Unilever Finance Netherlands BV
1 .125 02/12/27 579
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 25,596
INSURANCE - 1.8%
825,000 (c) Alliant Holdings Intermediate LLC
4 .250 10/15/27 811
6,800,000 (c) Allianz SE
6 .350 09/06/53 7,292
19,600,000 (c),(d),(e) Allianz SE
6 .550 N/A 20,235
4,925,000 Aon Corp
2 .800 05/15/30 4,623
3,900,000 Aon Corp
5 .350 02/28/33 4,072
5,250,000 AXIS Specialty Finance LLC
4 .900 01/15/40 5,096
16,000,000 Berkshire Hathaway Finance Corp
2 .850 10/15/50 10,496
1,400,000 Berkshire Hathaway Finance Corp
3 .850 03/15/52 1,098
1,350,000 Brown & Brown, Inc
5 .550 06/23/35 1,389
EUR 500,000 Chubb INA Holdings, Inc
1 .550 03/15/28 573
EUR 450,000 Chubb INA Holdings, Inc
1 .400 06/15/31 482
EUR 300,000 Credit Agricole Assurances S.A.
1 .500 10/06/31 314
EUR 400,000 Equitable Financial Life Global Funding
0 .600 06/16/28 445
EUR 250,000 (c) Fairfax Financial Holdings Ltd
2 .750 03/29/28 293
7,325,000 (c) Five Corners Funding Trust II
2 .850 05/15/30 6,862
3,000,000 (c) Hanwha Life Insurance Co Ltd
3 .379 02/04/32 2,948
22,408,000 Hartford Financial Services Group, Inc
2 .800 08/19/29 21,196
1,100,000 Hartford Financial Services Group, Inc
4 .300 04/15/43 956
2,500,000 Hartford Financial Services Group, Inc
2 .900 09/15/51 1,622
EUR 750,000 Liberty Mutual Group, Inc
2 .750 05/04/26 881
EUR 400,000 (c) Liberty Mutual Group, Inc
4 .625 12/02/30 500
EUR 600,000 (c) Liberty Mutual Group, Inc
3 .875 09/26/35 699
4,100,000 (c) Liberty Mutual Group, Inc
3 .951 10/15/50 3,140
1,250,000 MetLife, Inc
3 .600 11/13/25 1,249
1,750,000 MetLife, Inc
5 .000 07/15/52 1,635
10,250,000 MetLife, Inc
6 .350 03/15/55 10,890
8,200,000 (c) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5 .875 05/23/42 8,556
9,425,000 (c) Omnis Funding Trust
6 .722 05/15/55 10,166
GBP 300,000 Pacific Life Global Funding II
5 .375 11/30/28 414
11,875,000 PartnerRe Finance B LLC
4 .500 10/01/50 11,204
5,250,000 Principal Financial Group, Inc
2 .125 06/15/30 4,753
6,575,000 Prudential Financial, Inc
5 .200 03/14/35 6,759
1,450,000 Prudential Financial, Inc
3 .905 12/07/47 1,162
6,960,000 Prudential Financial, Inc
3 .700 10/01/50 6,501
3,875,000 Prudential Financial, Inc
5 .125 03/01/52 3,889
3,950,000 Prudential Financial, Inc
6 .500 03/15/54 4,227
10,950,000 Reinsurance Group of America, Inc
5 .750 09/15/34 11,448
6,600,000 RenaissanceRe Holdings Ltd
5 .800 04/01/35 6,920
5,600,000 (c) Swiss Re Finance Luxembourg S.A.
5 .000 04/02/49 5,642
17,700,000 UnitedHealth Group, Inc
5 .625 07/15/54 17,604
TOTAL INSURANCE 209,042
MATERIALS - 0.8%
2,600,000 (c) Alpek SAB de C.V.
3 .250 02/25/31 2,280
852,000 Amcor Flexibles North America, Inc
3 .100 09/15/26 843
4,879,000 Amcor Flexibles North America, Inc
2 .630 06/19/30 4,501
9,400,000 Amcor Flexibles North America, Inc
2 .690 05/25/31 8,545
EUR 400,000 Amcor UK Finance plc
3 .950 05/29/32 477
2,825,000 AngloGold Ashanti Holdings plc
3 .750 10/01/30 2,695
2,000,000 (c),(e) Antofagasta plc
5 .625 05/13/32 2,069
1,150,000 (c) Antofagasta plc
6 .250 05/02/34 1,233

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MATERIALS (continued)
$ 1,375,000 (c) Antofagasta plc
5 .625% 09/09/35 $ 1,401
1,875,000 Ball Corp
2 .875 08/15/30 1,703
14,250,000 Berry Global, Inc
1 .570 01/15/26 14,127
200,000 Celulosa Arauco y Constitucion S.A.
3 .875 11/02/27 198
3,000,000 (c) Celulosa Arauco y Constitucion S.A.
4 .250 04/30/29 2,934
200,000 (c) Celulosa Arauco y Constitucion S.A.
4 .200 01/29/30 193
1,450,000 (c) Celulosa Arauco y Constitucion S.A.
6 .180 05/05/32 1,513
2,600,000 (c),(d) Cemex SAB de C.V.
7 .200 N/A 2,718
200,000 (c) Corp Nacional del Cobre de Chile
3 .625 08/01/27 197
8,000,000 (c) Corp Nacional del Cobre de Chile
6 .330 01/13/35 8,530
1,250,000 (c) Corp Nacional del Cobre de Chile
6 .440 01/26/36 1,351
200,000 (c) Corp Nacional del Cobre de Chile
6 .780 01/13/55 215
1,800,000 (c) Freeport Indonesia PT
4 .763 04/14/27 1,804
3,600,000 (c) Inversiones CMPC S.A.
3 .000 04/06/31 3,241
3,000,000 (c) Klabin Austria GmbH
5 .750 04/03/29 3,051
6,675,000 Nutrien Ltd
2 .950 05/13/30 6,290
1,000,000 (c) OCP S.A.
6 .100 04/30/30 1,047
2,150,000 (c) OCP S.A.
6 .750 05/02/34 2,337
EUR 250,000 (c) OI European Group BV
6 .250 05/15/28 303
300,000 Sasol Financing USA LLC
5 .500 03/18/31 264
4,300,000 Suzano Austria GmbH
3 .125 01/15/32 3,859
3,010,000 Suzano Netherlands BV
5 .500 01/15/36 3,013
200,000 (c) UltraTech Cement Ltd
2 .800 02/16/31 182
5,200,000 (c) Windfall Mining Group, Inc
5 .854 05/13/32 5,409
TOTAL MATERIALS 88,523
MEDIA & ENTERTAINMENT - 0.4%
EUR 750,000 (c) BOI Finance BV
7 .500 02/16/27 904
5,000,000 (c) CCO Holdings LLC
4 .250 02/01/31 4,606
8,150,000 Charter Communications Operating LLC
5 .850 12/01/35 8,228
6,100,000 Charter Communications Operating LLC
3 .500 03/01/42 4,393
4,000,000 Charter Communications Operating LLC
4 .800 03/01/50 3,168
EUR 450,000 Comcast Corp
0 .250 05/20/27 510
25,050,000 Comcast Corp
2 .887 11/01/51 15,430
650,000 Lamar Media Corp
3 .750 02/15/28 632
1,000,000 Lamar Media Corp
4 .000 02/15/30 957
2,675,000 (c) Sirius XM Radio, Inc
4 .125 07/01/30 2,509
GBP 200,000 Time Warner Cable LLC
5 .750 06/02/31 269
4,400,000 Time Warner Cable LLC
5 .875 11/15/40 4,206
3,450,000 Time Warner Cable LLC
4 .500 09/15/42 2,772
EUR 700,000 (c) VZ Secured Financing BV
3 .500 01/15/32 775
1,413,000 (c),(e) Ziff Davis, Inc
4 .625 10/15/30 1,332
TOTAL MEDIA & ENTERTAINMENT 50,691
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
EUR 500,000 AbbVie, Inc
2 .125 06/01/29 577
9,850,000 AbbVie, Inc
4 .050 11/21/39 8,815
29,850,000 Amgen, Inc
5 .650 03/02/53 29,774
EUR 500,000 (c) Avantor Funding, Inc
3 .875 07/15/28 586
1,500,000 (c) Avantor Funding, Inc
4 .625 07/15/28 1,475
15,000,000 Bristol-Myers Squibb Co
5 .550 02/22/54 14,950
10,600,000 Gilead Sciences, Inc
5 .250 10/15/33 11,116
16,450,000 Gilead Sciences, Inc
5 .100 06/15/35 16,901
1,900,000 Gilead Sciences, Inc
2 .600 10/01/40 1,395
EUR 200,000 Johnson & Johnson
2 .700 02/26/29 236
EUR 400,000 Johnson & Johnson
3 .200 06/01/32 477
EUR 400,000 Johnson & Johnson
3 .600 02/26/45 452
EUR 400,000 MSD Netherlands Capital BV
3 .750 05/30/54 426
EUR 600,000 (c) Organon Finance  LLC
2 .875 04/30/28 686
EUR 300,000 Pfizer Netherlands International Finance BV
2 .875 05/19/29 354
EUR 300,000 Sartorius Finance BV
4 .375 09/14/29 369

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
EUR 800,000 Thermo Fisher Scientific Finance I BV
0 .800% 10/18/30 $ 846
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 89,435
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
$ 1,950,000 (c) Corp Inmobiliaria Vesta SAB de C.V.
5 .500 01/30/33 1,971
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,971
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
10,050,000 Broadcom, Inc
4 .600 07/15/30 10,202
6,375,000 Broadcom, Inc
4 .800 10/15/34 6,419
25,131,000 (c) Broadcom, Inc
4 .926 05/15/37 25,064
8,375,000 NVIDIA Corp
2 .000 06/15/31 7,526
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 49,211
SOFTWARE & SERVICES - 0.8%
4,175,000 Accenture Capital, Inc
4 .500 10/04/34 4,118
7,350,000 Adobe, Inc
2 .300 02/01/30 6,841
EUR 400,000 Fiserv Funding ULC
2 .875 06/15/28 472
26,300,000 Microsoft Corp
2 .400 08/08/26 25,985
2,200,000 Microsoft Corp
3 .400 09/15/26 2,193
4,120,000 Microsoft Corp
2 .525 06/01/50 2,608
550,000 (c) Open Text Holdings, Inc
4 .125 02/15/30 521
9,900,000 Oracle Corp
4 .450 09/26/30 9,895
6,200,000 Oracle Corp
5 .200 09/26/35 6,234
11,300,000 Oracle Corp
6 .000 08/03/55 11,344
3,000,000 Roper Technologies, Inc
1 .400 09/15/27 2,852
10,050,000 Roper Technologies, Inc
2 .000 06/30/30 9,028
9,650,000 Salesforce, Inc
2 .700 07/15/41 7,097
TOTAL SOFTWARE & SERVICES 89,188
TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
4,325,000 Amphenol Corp
2 .800 02/15/30 4,092
4,825,000 Apple, Inc
2 .450 08/04/26 4,772
26,100,000 Apple, Inc
2 .050 09/11/26 25,678
3,225,000 Apple, Inc
4 .650 02/23/46 3,016
4,675,000 Apple, Inc
2 .650 02/08/51 2,982
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 40,540
TELECOMMUNICATION SERVICES - 1.8%
GBP 300,000 AT&T, Inc
2 .900 12/04/26 396
EUR 500,000 AT&T, Inc
2 .350 09/05/29 576
42,943,000 AT&T, Inc
2 .550 12/01/33 36,566
8,325,000 AT&T, Inc
4 .500 05/15/35 8,044
EUR 400,000 AT&T, Inc
3 .150 09/04/36 443
46,670,000 AT&T, Inc
3 .550 09/15/55 32,161
6,553,000 AT&T, Inc
3 .800 12/01/57 4,673
225,000 (c),(e) Bharti Airtel Ltd
3 .250 06/03/31 211
850,000 Deutsche Telekom International Finance BV
8 .750 06/15/30 1,002
1,375,000 (c) Millicom International Cellular S.A.
4 .500 04/27/31 1,301
2,750,000 (c) Millicom International Cellular S.A.
7 .375 04/02/32 2,874
295,000 (c) Sable International Finance Ltd
7 .125 10/15/32 300
3,300,000 (c) Sitios Latinoamerica SAB de C.V.
5 .375 04/04/32 3,300
900,000 (c) Telecomunicaciones Digitales S.A.
4 .500 01/30/30 859
9,625,000 T-Mobile US, Inc
5 .875 11/15/55 9,832
22,975,000 T-Mobile USA, Inc
2 .625 02/15/29 21,805
30,200,000 T-Mobile USA, Inc
3 .875 04/15/30 29,614
8,800,000 T-Mobile USA, Inc
5 .050 07/15/33 8,989
2,225,000 T-Mobile USA, Inc
3 .000 02/15/41 1,672
7,800,000 T-Mobile USA, Inc
3 .300 02/15/51 5,316
4,725,000 (c) Turk Telekomunikasyon AS.
6 .950 10/07/32 4,725
EUR 400,000 Verizon Communications, Inc
1 .875 10/26/29 452
EUR 200,000 Verizon Communications, Inc
4 .250 10/31/30 247
10,300,000 Verizon Communications, Inc
1 .750 01/20/31 9,011
31,900,000 Verizon Communications, Inc
5 .250 04/02/35 32,440
EUR 300,000 Verizon Communications, Inc
2 .875 01/15/38 317

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TELECOMMUNICATION SERVICES (continued)
GBP 500,000 (c) Vmed O2 UK Financing I plc
4 .500% 07/15/31 $ 615
TOTAL TELECOMMUNICATION SERVICES 217,741
TRANSPORTATION - 0.1%
$ 1,850,000 (c) Adani Ports & Special Economic Zone Ltd
4 .000 07/30/27 1,815
2,000,000 (c) Adani Ports & Special Economic Zone Ltd
4 .200 08/04/27 1,975
2,700,000 (c) Adani Ports & Special Economic Zone Ltd
3 .100 02/02/31 2,403
1,450,000 (c) Aeropuerto Internacional de Tocumen S.A.
4 .000 08/11/41 1,200
3,800,000 (c) ENA Master Trust
4 .000 05/19/48 2,878
4,600,000 (c) Montego Bay Airport Revenue Finance Ltd
6 .600 06/15/35 4,703
TOTAL TRANSPORTATION 14,974
UTILITIES - 3.0%
1,950,000 (c) Adani Electricity Mumbai Ltd
3 .867 07/22/31 1,789
1,650,000 AEP Transmission Co LLC
4 .000 12/01/46 1,333
1,175,000 AEP Transmission Co LLC
5 .400 03/15/53 1,165
3,475,000 Alabama Power Co
4 .150 08/15/44 2,949
6,025,000 Alabama Power Co
3 .450 10/01/49 4,415
3,937,938 (c) Alfa Desarrollo S.p.A
4 .550 09/27/51 3,152
17,400,000 Ameren Illinois Co
4 .950 06/01/33 17,860
2,750,000 American Water Capital Corp
3 .000 12/01/26 2,715
4,000,000 American Water Capital Corp
2 .800 05/01/30 3,768
8,500,000 American Water Capital Corp
2 .300 06/01/31 7,624
2,375,000 American Water Capital Corp
4 .000 12/01/46 1,949
4,500,000 American Water Capital Corp
3 .750 09/01/47 3,498
2,200,000 American Water Capital Corp
5 .700 09/01/55 2,234
5,788,000 Appalachian Power Co
4 .450 06/01/45 4,901
8,475,000 Atmos Energy Corp
1 .500 01/15/31 7,358
1,175,000 Atmos Energy Corp
4 .125 10/15/44 1,003
8,875,000 Atmos Energy Corp
5 .000 12/15/54 8,261
6,500,000 Baltimore Gas and Electric Co
3 .750 08/15/47 5,028
2,100,000 (c) Banco Nacional de Comercio Exterior SNC
5 .875 05/07/30 2,175
5,925,000 Berkshire Hathaway Energy Co
3 .250 04/15/28 5,820
1,075,000 CenterPoint Energy Houston Electric LLC
3 .000 03/01/32 983
EUR 350,000 CEZ AS.
0 .875 12/02/26 404
1,200,000 (c) Chile Electricity Lux Mpc II Sarl
5 .672 10/20/35 1,237
3,000,000 (c) Cikarang Listrindo Tbk PT
5 .650 03/12/35 3,022
2,975,000 CMS Energy Corp
3 .600 11/15/25 2,969
6,875,000 CMS Energy Corp
6 .500 06/01/55 7,118
3,500,000 (c) Colbun S.A.
5 .375 09/11/35 3,494
200,000 (c) Comision Federal de Electricidad
6 .450 01/24/35 204
8,250,000 Commonwealth Edison Co
3 .000 03/01/50 5,488
6,600,000 Commonwealth Edison Co
2 .750 09/01/51 4,102
12,000,000 Consolidated Edison Co of New York, Inc
5 .500 03/15/55 11,865
2,178,000 Consumers Energy Co
2 .650 08/15/52 1,356
EUR 215,000 (c) ContourGlobal Power Holdings S.A.
5 .000 02/28/30 258
2,500,000 DTE Electric Co
3 .650 03/01/52 1,870
4,125,000 DTE Electric Co
5 .400 04/01/53 4,089
2,800,000 DTE Energy Co
5 .850 05/15/55 2,942
EUR 500,000 Duke Energy Corp
3 .100 06/15/28 592
EUR 400,000 Duke Energy Corp
3 .750 04/01/31 478
4,600,000 Duke Energy Florida LLC
3 .400 10/01/46 3,405
8,850,000 Duke Energy Indiana LLC
2 .750 04/01/50 5,621
6,100,000 Duke Energy Progress LLC
2 .500 08/15/50 3,656
EUR 600,000 E.ON SE
3 .500 03/25/32 717
EUR 500,000 EDP Finance BV
3 .875 03/11/30 608
EUR 500,000 Electricite de France S.A.
2 .000 10/02/30 558
3,445,000 (c) Empresas Publicas de Medellin ESP
4 .250 07/18/29 3,266
2,225,000 Entergy Louisiana LLC
5 .800 03/15/55 2,278
10,600,000 Enterprise Products Operating LLC
3 .700 01/31/51 7,885
4,700,000 Exelon Corp
6 .500 03/15/55 4,912
2,228,642 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple
7 .250 01/31/41 2,379
8,200,000 Florida Power & Light Co
4 .800 05/15/33 8,341
5,775,000 Florida Power & Light Co
3 .990 03/01/49 4,660

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 4,825,000 Florida Power & Light Co
5 .700% 03/15/55 $ 5,001
2,900,000 Indiana Michigan Power Co
3 .750 07/01/47 2,253
3,525,000 (c) Israel Electric Corp Ltd
4 .250 08/14/28 3,473
6,975,000 MidAmerican Energy Co
3 .650 04/15/29 6,873
5,400,000 MidAmerican Energy Co
3 .650 08/01/48 4,119
6,000,000 MPLX LP
6 .200 09/15/55 6,070
7,350,000 Nevada Power Co
2 .400 05/01/30 6,805
3,335,000 Nevada Power Co
5 .450 05/15/41 3,356
5,200,000 NextEra Energy Capital Holdings, Inc
6 .750 06/15/54 5,589
2,000,000 (c) Niagara Energy SAC
5 .746 10/03/34 2,059
20,060,000 NiSource, Inc
1 .700 02/15/31 17,421
3,300,000 NiSource, Inc
5 .850 04/01/55 3,347
6,000,000 (c) NRG Energy, Inc
2 .450 12/02/27 5,752
1,280,000 Oncor Electric Delivery Co LLC
5 .250 09/30/40 1,281
600,000 (c) Pattern Energy Operations LP
4 .500 08/15/28 585
2,775,000 PECO Energy Co
3 .000 09/15/49 1,867
3,700,000 PECO Energy Co
2 .800 06/15/50 2,382
3,000,000 (c),(e) Perusahaan Listrik Negara PT
3 .375 02/05/30 2,873
200,000 (c) Perusahaan Listrik Negara PT
4 .875 07/17/49 173
5,000,000 (c) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4 .000 06/30/50 3,699
750,000 Potomac Electric Power Co
7 .900 12/15/38 968
2,100,000 Public Service Co of Colorado
4 .050 09/15/49 1,657
4,450,000 Public Service Co of Colorado
3 .200 03/01/50 3,060
5,150,000 Public Service Electric and Gas Co
4 .900 12/15/32 5,267
6,970,000 Public Service Electric and Gas Co
3 .150 01/01/50 4,848
5,000,000 Public Service Electric and Gas Co
5 .450 03/01/54 4,991
20,000,000 Southern Co
4 .000 01/15/51 19,927
8,475,000 Southern Co Gas Capital Corp
3 .875 11/15/25 8,471
EUR 500,000 Southern Power Co
1 .850 06/20/26 585
3,664,400 (c) Sweihan PV Power Co PJSC
3 .625 01/31/49 3,107
6,700,000 Union Electric Co
5 .450 03/15/53 6,563
2,775,000 Union Electric Co
5 .125 03/15/55 2,621
3,250,000 Virginia Electric and Power Co
2 .950 11/15/26 3,207
1,900,000 Virginia Electric and Power Co
5 .700 08/15/53 1,922
2,200,000 Virginia Electric and Power Co
5 .550 08/15/54 2,180
5,675,000 Virginia Electric and Power Co
5 .600 09/15/55 5,653
3,000,000 Wisconsin Power and Light Co
4 .950 04/01/33 3,039
4,125,000 Wisconsin Power and Light Co
4 .100 10/15/44 3,347
2,240,000 Xcel Energy, Inc
4 .800 09/15/41 2,019
TOTAL UTILITIES 358,164
TOTAL CORPORATE BONDS
(Cost $3,260,012) 3,137,450
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 57.4%
AGENCY SECURITIES - 0.2%
25,000,000 Federal Home Loan Mortgage Corp
1 .540 08/17/35 19,204
TOTAL AGENCY SECURITIES 19,204
FOREIGN GOVERNMENT BONDS - 2.9%
3,350,000 (c) Angolan Government International Bond
8 .750 04/14/32 3,195
AUD 2,460,000 Australia Government Bond
1 .000 12/21/30 1,415
AUD 1,300,000 Australia Government Bond
2 .750 06/21/35 753
200,000 (c) Bank Gospodarstwa Krajowego
6 .250 10/31/28 212
3,815,000 (c) Bank Gospodarstwa Krajowego
5 .375 05/22/33 3,937
EUR 925,000 Bank Gospodarstwa Krajowego
4 .375 03/13/39 1,091
EUR 3,650,000 (c) Banque Ouest Africaine de Developpement
2 .750 01/22/33 3,705
2,100,000 (c) Barbados Government International Bond
8 .000 06/26/35 2,184
EUR 850,000 (c) Benin Government International Bond
4 .950 01/22/35 915
1,750,000 (c) Benin Government International Bond
8 .375 01/23/41 1,831
8,000,000 (c) BNG Bank NV
0 .875 05/18/26 7,850
CLP 535,000,000 (c) Bonos de la Tesoreria de la Republica en pesos
6 .000 04/01/33 572

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
BRL 4,700,000 Brazil Notas do Tesouro Nacional Serie F
10 .000% 01/01/31 $ 773
$ 600,000 Brazilian Government International Bond
5 .500 11/06/30 612
2,910,000 Brazilian Government International Bond
6 .000 10/20/33 2,980
EUR 545,000 Bundesobligation
0 .000 10/10/25 640
EUR 6,450,000 Bundesrepublik Deutschland
0 .000 08/15/31 6,604
EUR 380,000 Bundesrepublik Deutschland
0 .000 02/15/32 383
EUR 1,400,000 Bundesrepublik Deutschland
2 .300 02/15/33 1,620
EUR 1,750,000 Bundesrepublik Deutschland
1 .000 05/15/38 1,638
EUR 925,000 Bundesrepublik Deutschland
0 .000 08/15/52 459
EUR 750,000 Bundesschatzanweisungen
2 .500 03/19/26 882
CAD 1,525,000 (c) Canada Housing Trust No
3 .550 09/15/32 1,126
CAD 1,100,000 Canada Housing Trust No
3 .450 03/15/35 792
CAD 1,250,000 Canadian Government Bond
3 .500 09/01/29 927
CAD 2,425,000 Canadian Government Bond
1 .500 12/01/31 1,608
CAD 1,475,000 Canadian Government International Bond
2 .000 06/01/28 1,046
CAD 850,000 Canadian Government International Bond
2 .000 06/01/32 577
2,305,253 Canal Barge Co, Inc
4 .500 11/12/34 2,286
EUR 700,000 Chile Government International Bond
3 .875 07/09/31 845
1,250,000 Chile Government International Bond
2 .550 01/27/32 1,112
1,850,000 Chile Government International Bond
3 .500 01/31/34 1,693
EUR 1,125,000 Chile Government International Bond
3 .800 07/01/35 1,321
CNY 30,300,000 China Government Bond
2 .550 10/15/28 4,388
CNY 16,100,000 China Government Bond
3 .270 11/19/30 2,457
CNY 47,200,000 China Government Bond
2 .040 11/25/34 6,739
CNY 36,850,000 China Government Bond
1 .610 02/15/35 5,072
CNY 18,900,000 China Government Bond
3 .860 07/22/49 3,419
CNY 10,000,000 China Government Bond
3 .390 03/16/50 1,694
CNY 4,700,000 China Government Bond
3 .810 09/14/50 848
CNY 4,700,000 China Government Bond
3 .720 04/12/51 849
EUR 435,000 Colombia Government International Bond
5 .000 09/19/32 504
600,000 Colombia Government International Bond
8 .000 11/14/35 644
COP 3,300,000,000 Colombian TES
7 .750 09/18/30 744
2,200,000 (c) Costa Rica Government International Bond
5 .625 04/30/43 2,043
CZK 27,700,000 Czech Republic Government Bond
0 .950 05/15/30 1,165
200,000 (c) Dominican Republic Government International Bond
7 .050 02/03/31 216
1,575,000 (c) Dominican Republic Government International Bond
4 .875 09/23/32 1,503
3,050,000 (c) Dominican Republic Government International Bond
5 .875 01/30/60 2,703
141,600 (c) Ecuador Government International Bond (Step Bond)
5 .000 07/31/30 125
99,120 (c) Ecuador Government International Bond (Step Bond)
1 .000 07/31/35 74
28,000 (c) Ecuador Government International Bond (Step Bond)
5 .000 07/31/40 18
2,000,000 (c) Egypt Government International Bond
8 .625 02/04/30 2,120
2,050,000 (c) Egypt Government International Bond
8 .500 01/31/47 1,806
1,425,000 Emirate of Dubai Government International Bonds
3 .900 09/09/50 1,077
3,500,000 European Investment Bank
4 .875 02/15/36 3,688
2,000,000 (c) Export-Import Bank of India
3 .875 02/01/28 1,979
2,000,000 (c) Export-Import Bank of India
2 .250 01/13/31 1,792
3,350,000 Export-Import Bank of Korea
1 .250 09/21/30 2,942
EUR 1,325,000 (c) French Republic Government Bond OAT
0 .750 11/25/28 1,478
EUR 2,150,000 (c) French Republic Government Bond OAT
2 .750 02/25/30 2,534
EUR 290,000 (c) French Republic Government Bond OAT
4 .750 04/25/35 376
EUR 1,525,000 French Republic Government Bond OAT
1 .250 05/25/36 1,422
EUR 2,225,000 (c) French Republic Government Bond OAT
0 .500 05/25/40 1,631
EUR 860,000 (c) French Republic Government Bond OAT
0 .750 05/25/52 450
EUR 960,000 (c) French Republic Government Bond OAT
0 .750 05/25/53 487
804,650 (c) Ghana Government International Bond
5 .000 07/03/29 782
1,432,100 (c) Ghana Government International Bond
5 .000 07/03/35 1,205
450,000 (c) Guatemala Government International Bond
4 .375 06/05/27 447
500,000 (c) Guatemala Government International Bond
4 .650 10/07/41 428
EUR 590,000 (c) Hellenic Republic Government Bond
3 .625 06/15/35 706
EUR 1,250,000 (c) Hellenic Republic Government International Bond
1 .500 06/18/30 1,394
EUR 725,000 (c) Hellenic Republic Government International Bond
0 .750 06/18/31 759
EUR 975,000 (c) Hellenic Republic Government International Bond
3 .375 06/15/34 1,155

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
EUR 750,000 (c) Hellenic Republic Government International Bond
4 .375% 07/18/38 $ 944
EUR 390,000 (c) Hellenic Republic Government International Bond
4 .125 06/15/54 447
$ 1,350,000 (c) Honduras Government International Bond
8 .625 11/27/34 1,482
HUF 370,000,000 Hungary Government Bond
4 .500 03/23/28 1,067
1,565,000 (c) Hungary Government International Bond
6 .125 05/22/28 1,634
1,150,000 (c) Hungary Government International Bond
2 .125 09/22/31 988
EUR 1,500,000 Hungary Government International Bond
1 .750 06/05/35 1,432
1,500,000 (c) Hungary Government International Bond
6 .000 09/26/35 1,569
CAD 1,475,000 Hydro-Quebec
5 .000 02/15/45 1,135
INR 48,000,000 India Government International Bond
7 .180 08/14/33 557
3,625,000 (c) Indonesia Government International Bond
4 .625 04/15/43 3,358
IDR 15,665,000,000 Indonesia Treasury Bond
6 .625 02/15/34 956
INR 17,000,000 Inter-American Development Bank
7 .000 04/17/33 193
IDR 20,900,000,000 International Bank for Reconstruction & Development
6 .250 01/12/28 1,281
640,625 (c) Iraq Government International Bond
5 .800 01/15/28 637
EUR 725,000 Ireland Government Bond
2 .600 10/18/34 828
EUR 400,000 Ireland Government Bond
1 .700 05/15/37 404
EUR 400,000 Ireland Government Bond
3 .000 10/18/43 442
1,750,000 Israel Government International Bond
5 .375 03/12/29 1,798
3,100,000 Israel Government International Bond
3 .375 01/15/50 2,056
EUR 4,315,000 Italy Buoni Poliennali Del Tesoro
0 .450 02/15/29 4,744
EUR 1,875,000 Italy Buoni Poliennali Del Tesoro
0 .950 08/01/30 2,027
EUR 675,000 Italy Buoni Poliennali Del Tesoro
4 .000 10/30/31 840
EUR 1,450,000 (c) Italy Buoni Poliennali Del Tesoro
3 .150 11/15/31 1,717
EUR 400,000 (c) Italy Buoni Poliennali Del Tesoro
3 .250 07/15/32 474
EUR 750,000 (c) Italy Buoni Poliennali Del Tesoro
3 .650 08/01/35 892
EUR 785,000 (c) Italy Buoni Poliennali Del Tesoro
5 .000 08/01/39 1,037
EUR 425,000 (c) Italy Buoni Poliennali Del Tesoro
4 .450 09/01/43 521
EUR 925,000 (c) Italy Buoni Poliennali Del Tesoro
4 .300 10/01/54 1,066
EUR 1,000,000 (c) Ivory Coast Government International Bond
5 .875 10/17/31 1,166
EUR 100,000 (c) Ivory Coast Government International Bond
4 .875 01/30/32 112
2,900,000 (c) Ivory Coast Government International Bond
8 .450 04/01/36 2,998
1,027,973 (c) Ivory Coast Government International Bond (Step Bond)
5 .750 12/31/32 1,014
1,050,000 (c) Ivory Coast Government International Bond (Step Bond)
8 .250 01/30/37 1,095
2,350,000 Jamaica Government International Bond
7 .875 07/28/45 2,827
JPY 140,000,000 Japan Finance Organization for Municipalities
0 .020 03/13/26 944
JPY 277,000,000 Japan Government Five Year Bond
0 .000 09/20/26 1,859
JPY 445,000,000 Japan Government Five Year Bond
0 .300 09/20/28 2,945
JPY 191,000,000 Japan Government Five Year Bond
0 .500 03/20/29 1,265
JPY 258,000,000 Japan Government Forty Year Bond
0 .700 03/20/61 852
JPY 125,000,000 Japan Government Forty Year Bond
1 .300 03/20/63 493
JPY 118,000,000 Japan Government Ten Year Bond
0 .100 09/20/26 793
JPY 449,600,000 Japan Government Ten Year Bond
0 .100 12/20/30 2,862
JPY 355,000,000 Japan Government Ten Year Bond
1 .200 12/20/34 2,317
JPY 225,000,000 Japan Government Thirty Year Bond
0 .500 09/20/46 996
JPY 105,000,000 Japan Government Thirty Year Bond
0 .600 09/20/50 419
JPY 132,000,000 Japan Government Thirty Year Bond
0 .700 09/20/51 524
JPY 118,500,000 Japan Government Thirty Year Bond
1 .300 06/20/52 549
JPY 105,000,000 Japan Government Thirty Year Bond
2 .200 06/20/54 593
JPY 116,000,000 Japan Government Thirty Year Bond
2 .100 09/20/54 639
JPY 202,000,000 Japan Government Twenty Year Bond
1 .400 09/20/34 1,344
JPY 93,000,000 Japan Government Twenty Year Bond
0 .600 12/20/36 552
JPY 153,000,000 Japan Government Twenty Year Bond
0 .300 06/20/39 814
JPY 190,000,000 Japan Government Twenty Year Bond
0 .300 09/20/39 1,003
JPY 178,000,000 Japan Government Twenty Year Bond
0 .400 03/20/40 940
JPY 142,000,000 Japan Government Twenty Year Bond
1 .600 03/20/44 832
1,000,000 (c) Jordan Government International Bond
7 .500 01/13/29 1,043
1,025,000 (c) Jordan Government International Bond
5 .850 07/07/30 1,021
1,250,000 (c) Kazakhstan Government International Bond
5 .500 07/01/37 1,278
EUR 875,000 (c) Kingdom of Belgium Government Bond
0 .350 06/22/32 870
EUR 2,325,000 (c) Kingdom of Belgium Government Bond
1 .450 06/22/37 2,205
3,000,000 (c) Kommunalbanken AS.
1 .125 06/14/30 2,655

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
KRW 1,800,000,000 Korea Treasury Bond
1 .500% 12/10/26 $ 1,269
KRW 2,660,000,000 Korea Treasury Bond
1 .375 12/10/29 1,796
KRW 1,340,000,000 Korea Treasury Bond
2 .625 03/10/30 950
KRW 2,400,000,000 Korea Treasury Bond
2 .000 06/10/31 1,642
KRW 1,225,000,000 Korea Treasury Bond
2 .375 12/10/31 850
KRW 2,380,000,000 Korea Treasury Bond
2 .375 09/10/38 1,593
KRW 400,000,000 Korea Treasury Bond
1 .875 09/10/41 245
KRW 365,000,000 Korea Treasury Bond
2 .500 03/10/52 241
$ 1,750,000 (f) Lebanon Government International Bond
6 .750 11/29/27 392
MYR 5,500,000 Malaysia Government Bond
4 .642 11/07/33 1,408
MXN 9,000,000 Mexican Bonos
8 .500 03/01/29 497
MXN 24,700,000 Mexican Bonos
8 .500 11/18/38 1,295
3,375,000 Mexico Government International Bond
3 .250 04/16/30 3,177
1,715,000 Mexico Government International Bond
5 .850 07/02/32 1,771
EUR 600,000 Mexico Government International Bond
4 .500 03/19/34 715
3,001,000 Mexico Government International Bond
6 .050 01/11/40 3,014
6,000,000 Mexico Government International Bond
4 .280 08/14/41 4,858
3,500,000 Mexico Government International Bond
4 .600 02/10/48 2,757
5,075,000 Mexico Government International Bond
4 .400 02/12/52 3,784
1,525,000 Mexico Government International Bond
7 .375 05/13/55 1,674
4,050,000 (c) Morocco Government International Bond
5 .500 12/11/42 3,876
AUD 500,000 New South Wales Treasury Corp
4 .000 05/20/26 332
AUD 2,690,000 New South Wales Treasury Corp
3 .000 04/20/29 1,730
NZD 3,871,000 New Zealand Government Bond
1 .750 05/15/41 1,505
1,500,000 (c) Nigeria Government International Bond
10 .375 12/09/34 1,666
NOK 7,000,000 (c) Norway Government International Bond
1 .250 09/17/31 602
1,000,000 (c) Oman Government International Bond
5 .375 03/08/27 1,013
625,000 (c) Oman Government International Bond
6 .000 08/01/29 659
1,800,000 (c) OPEC Fund for International Development
4 .500 01/26/26 1,801
1,100,000 Panama Government International Bond
6 .700 01/26/36 1,160
750,000 (c) Paraguay Government International Bond
6 .000 02/09/36 795
1,000,000 (c) Paraguay Government International Bond
6 .100 08/11/44 1,023
675,000 (c) Paraguay Government International Bond
6 .650 03/04/55 717
3,000,000 Peruvian Government International Bond
1 .862 12/01/32 2,471
1,195,000 Peruvian Government International Bond
3 .000 01/15/34 1,037
PEN 3,515,000 (c) Peruvian Government International Bond
5 .400 08/12/34 980
165,000 Peruvian Government International Bond
5 .375 02/08/35 168
1,040,000 Peruvian Government International Bond
5 .875 08/08/54 1,043
4,920,000 Philippine Government International Bond
4 .200 03/29/47 4,198
CAD 875,000 Province of Ontario Canada
2 .150 06/02/31 600
CAD 875,000 Province of Ontario Canada
1 .900 12/02/51 384
CAD 650,000 Province of Quebec Canada
2 .750 09/01/27 469
6,000,000 Province of Quebec Canada
7 .500 09/15/29 6,792
CAD 2,025,000 Province of Quebec Canada
5 .000 12/01/41 1,575
EUR 950,000 Republic of Bulgaria
3 .125 03/26/35 1,093
7,000,000 Republic of Italy Government International Bond
4 .000 10/17/49 5,265
PLN 5,650,000 Republic of Poland Government International Bond
5 .750 04/25/29 1,614
950,000 Republic of Poland Government International Bond
5 .750 11/16/32 1,018
PLN 3,700,000 Republic of Poland Government International Bond
6 .000 10/25/33 1,066
2,245,000 Republic of Poland Government International Bond
5 .500 04/04/53 2,174
ZAR 18,725,000 Republic of South Africa Government International Bond
8 .875 02/28/35 1,063
1,500,000 (c) Republic of South Africa Government International Bond
7 .100 11/19/36 1,564
2,800,000 Republic of South Africa Government International Bond
5 .375 07/24/44 2,275
350,000 Republic of South Africa Government International Bond
7 .300 04/20/52 336
UGX 2,000,000,000 Republic of Uganda Government Bonds
14 .250 06/22/34 508
UZS 5,990,000,000 (c) Republic of Uzbekistan International Bond
16 .625 05/29/27 510
675,000 (c) Republic of Uzbekistan International Bond
3 .700 11/25/30 623
1,525,000 (c) Republic of Uzbekistan International Bond
6 .900 02/28/32 1,638
RON 5,655,000 Romanian Government International Bond
8 .000 04/29/30 1,336
1,850,000 (c) Romanian Government International Bond
3 .000 02/14/31 1,643
EUR 1,100,000 (c) Romanian Government International Bond
2 .000 04/14/33 1,013
3,300,000 (c) Romanian Government International Bond
4 .000 02/14/51 2,200

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 2,550,000 (c) Rwanda International Government Bond
5 .500% 08/09/31 $ 2,287
1,750,000 (c) Saudi Government International Bond
5 .625 01/13/35 1,864
4,200,000 (c) Saudi Government International Bond
3 .750 01/21/55 3,028
1,000,000 (c) Senegal Government International Bond
6 .750 03/13/48 621
EUR 1,250,000 (c) Serbia Government International Bond
1 .500 06/26/29 1,362
3,450,000 (c) Serbia Government International Bond
2 .125 12/01/30 3,012
EUR 525,000 (c) Serbia Government International Bond
1 .650 03/03/33 514
560,000 (c) Serbia Government International Bond
6 .500 09/26/33 607
RSD 31,700,000 Serbia Treasury Bonds
4 .500 08/20/32 309
EUR 725,000 (c) Spain Government Bond
3 .150 04/30/35 847
EUR 700,000 (c) Spain Government Bond
5 .150 10/31/44 969
EUR 845,000 (c) Spain Government International Bond
1 .400 07/30/28 969
EUR 1,475,000 (c) Spain Government International Bond
0 .600 10/31/29 1,608
EUR 900,000 (c) Spain Government International Bond
3 .250 04/30/34 1,068
EUR 475,000 (c) Spain Government International Bond
3 .900 07/30/39 576
EUR 2,350,000 (c) Spain Government International Bond
1 .200 10/31/40 1,974
EUR 1,000,000 (c) Spain Government International Bond
1 .900 10/31/52 766
CHF 925,000 Swiss Confederation Government Bond
0 .250 06/23/35 1,169
THB 13,900,000 Thailand Government Bond
3 .450 06/17/43 525
THB 24,400,000 Thailand Government International Bond
3 .300 06/17/38 899
AUD 4,650,000 Treasury Corp of Victoria
2 .250 11/20/34 2,481
TRY 25,000,000 Turkiye Government International Bond
12 .600 10/01/25 601
EUR 750,000 Turkiye Government International Bond
5 .875 05/21/30 934
EUR 1,925,000 Turkiye Government International Bond
5 .200 08/17/31 2,289
1,850,000 Turkiye Government International Bond
7 .625 05/15/34 1,962
250,000 (c) Ukraine Government International Bond
1 .750 02/01/29 170
363,440 (c) Ukraine Government International Bond
0 .000 02/01/35 175
73,700 (c) Ukraine Government International Bond
0 .000 02/01/36 35
GBP 1,500,000 United Kingdom Gilt
3 .750 03/07/27 2,011
GBP 1,220,000 United Kingdom Gilt
1 .625 10/22/28 1,535
GBP 425,000 United Kingdom Gilt
0 .500 01/31/29 511
GBP 790,000 United Kingdom Gilt
4 .000 10/22/31 1,046
GBP 440,000 United Kingdom Gilt
3 .250 01/31/33 547
GBP 550,000 United Kingdom Gilt
0 .875 07/31/33 563
GBP 760,000 United Kingdom Gilt
4 .625 01/31/34 1,026
GBP 2,665,000 United Kingdom Gilt
1 .750 09/07/37 2,572
GBP 900,000 United Kingdom Gilt
3 .750 01/29/38 1,074
GBP 275,000 United Kingdom Gilt
1 .250 10/22/41 213
GBP 575,000 United Kingdom Gilt
1 .500 07/22/47 386
GBP 800,000 United Kingdom Gilt
4 .250 12/07/49 903
GBP 1,875,000 United Kingdom Gilt
0 .625 10/22/50 875
GBP 1,100,000 United Kingdom Gilt
4 .375 07/31/54 1,239
545,000 Uruguay Government International Bond
4 .375 01/23/31 551
UYU 44,700,000 Uruguay Government International Bond
8 .250 05/21/31 1,131
2,048,000 Uruguay Government International Bond
5 .442 02/14/37 2,141
1,400,000 Uruguay Government International Bond
5 .100 06/18/50 1,324
TOTAL FOREIGN GOVERNMENT BONDS 352,524
MORTGAGE BACKED - 26.3%
5,176,000 (a),(c) Angel Oak Mortgage Trust
2 .837 11/25/66 3,805
5,708,680 (a),(c) Bayview Opportunity Master Fund VI Trust
3 .000 10/25/51 4,911
68,926,612 (a),(c) Citigroup Mortgage Loan Trust
0 .153 02/25/52 616
7,727,936 (a),(c) Citigroup Mortgage Loan Trust
0 .250 02/25/52 107
16,740,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .456 03/25/42 17,209
23,145,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
9 .006 06/25/42 24,499
340,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7 .706 01/25/43 355
3,844,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .906 05/25/43 4,058
1,770,600 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.350%)
9 .706 05/25/43 1,935
2,255,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7 .456 06/25/43 2,345
915,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 6.850%)
11 .206 06/25/43 1,017
3,995,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
7 .056 07/25/43 4,132
3,960,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9 .188 07/25/43 4,173
2,425,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 5.900%)
10 .256 07/25/43 2,620

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 5,755,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7 .906% 10/25/43 $ 6,019
1,635,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%)
6 .150 02/25/44 1,651
1,210,147 Fannie Mae Pool
3 .500 05/01/32 1,197
137,536 Fannie Mae Pool
4 .500 10/01/33 137
263,506 Fannie Mae Pool
4 .500 05/01/35 263
1,651,559 Fannie Mae Pool
5 .000 05/01/35 1,689
793,606 Fannie Mae Pool
5 .000 10/01/35 812
673,319 Fannie Mae Pool
5 .000 02/01/36 690
2,221,590 Fannie Mae Pool
5 .500 11/01/38 2,306
766,025 Fannie Mae Pool
3 .000 10/01/39 717
9,367,180 Fannie Mae Pool
3 .000 05/01/40 8,722
1,148,846 Fannie Mae Pool
5 .000 09/01/40 1,177
2,557,684 Fannie Mae Pool
5 .000 05/01/41 2,618
6,948,687 Fannie Mae Pool
4 .000 09/01/42 6,767
5,303,888 Fannie Mae Pool
3 .500 04/01/43 5,003
4,879,828 Fannie Mae Pool
3 .500 09/01/43 4,614
5,275,361 Fannie Mae Pool
4 .500 03/01/44 5,270
23,583,912 Fannie Mae Pool
4 .000 05/01/44 22,879
2,268,909 Fannie Mae Pool
4 .500 06/01/44 2,246
2,161,835 Fannie Mae Pool
4 .500 10/01/44 2,140
3,832,051 Fannie Mae Pool
4 .500 11/01/44 3,794
1,141,062 Fannie Mae Pool
5 .000 11/01/44 1,169
1,443,766 Fannie Mae Pool
4 .500 12/01/44 1,429
1,556,941 Fannie Mae Pool
4 .000 01/01/45 1,516
407,471 Fannie Mae Pool
4 .500 03/01/45 403
230,641 Fannie Mae Pool
4 .500 04/01/45 228
5,003,473 Fannie Mae Pool
3 .500 05/01/45 4,713
6,534,320 Fannie Mae Pool
3 .500 01/01/46 6,143
773,006 Fannie Mae Pool
4 .000 04/01/46 742
5,373,711 Fannie Mae Pool
3 .500 06/01/46 5,039
6,927,868 Fannie Mae Pool
3 .500 07/01/46 6,499
11,979,559 Fannie Mae Pool
3 .500 07/01/46 11,301
1,222,379 Fannie Mae Pool
3 .000 10/01/46 1,079
6,769,350 Fannie Mae Pool
3 .500 10/01/46 6,344
2,709,429 Fannie Mae Pool
4 .500 05/01/47 2,712
298,518 Fannie Mae Pool
3 .000 11/01/47 264
5,173,933 Fannie Mae Pool
3 .500 11/01/47 4,875
10,772,139 Fannie Mae Pool
3 .500 01/01/48 10,077
4,616,441 Fannie Mae Pool
4 .500 01/01/48 4,563
3,891,880 Fannie Mae Pool
4 .500 02/01/48 3,847
3,046,293 Fannie Mae Pool
4 .500 05/01/48 3,011
1,980,538 Fannie Mae Pool
4 .500 05/01/48 1,958
417,261 Fannie Mae Pool
3 .000 06/01/49 367
13,958,552 Fannie Mae Pool
3 .000 07/01/50 12,537
9,299,006 Fannie Mae Pool
3 .000 09/01/51 8,319
60,225,833 Fannie Mae Pool
2 .500 12/01/51 51,192
1,993,969 Fannie Mae Pool
2 .500 01/01/52 1,686
22,635,508 Fannie Mae Pool
2 .500 02/01/52 19,339
13,142,564 Fannie Mae Pool
3 .000 02/01/52 11,575
9,897,055 Fannie Mae Pool
3 .500 02/01/52 9,158
25,074,272 Fannie Mae Pool
3 .000 04/01/52 22,300
14,643,824 Fannie Mae Pool
3 .000 04/01/52 13,009
44,761,845 Fannie Mae Pool
3 .000 04/01/52 39,432
11,250,882 Fannie Mae Pool
3 .000 05/01/52 10,001
35,503,352 Fannie Mae Pool
4 .000 05/01/52 33,549
31,854,631 Fannie Mae Pool
3 .500 06/01/52 29,217
17,392,929 Fannie Mae Pool
3 .500 06/01/52 15,946
72,342,329 Fannie Mae Pool
4 .000 06/01/52 68,525
6,783,788 Fannie Mae Pool
4 .500 06/01/52 6,617
47,096,768 Fannie Mae Pool
4 .000 07/01/52 44,512
6,806,631 Fannie Mae Pool
4 .500 07/01/52 6,637
6,976,993 Fannie Mae Pool
4 .500 07/01/52 6,797

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 8,085,695 Fannie Mae Pool
4 .500% 08/01/52 $ 7,880
41,611,492 Fannie Mae Pool
5 .000 08/01/52 41,473
122,233,683 Fannie Mae Pool
4 .000 09/01/52 115,619
123,946,745 Fannie Mae Pool
4 .500 09/01/52 120,794
24,534,792 Fannie Mae Pool
5 .000 09/01/52 24,453
78,211,895 Fannie Mae Pool
4 .000 10/01/52 73,926
66,549,021 Fannie Mae Pool
4 .500 10/01/52 64,897
13,175,488 Fannie Mae Pool
5 .000 10/01/52 13,130
108,076,067 Fannie Mae Pool
4 .500 11/01/52 105,293
305,229 Fannie Mae Pool
5 .000 01/01/53 304
58,006,728 Fannie Mae Pool
5 .000 02/01/53 57,801
47,521,857 Fannie Mae Pool
5 .500 02/01/53 48,132
13,135,646 Fannie Mae Pool
6 .000 02/01/53 13,459
51,317,775 Fannie Mae Pool
5 .000 04/01/53 51,131
17,267,696 Fannie Mae Pool
5 .000 06/01/53 17,309
104,241,288 Fannie Mae Pool
5 .500 06/01/53 105,482
24,797,319 Fannie Mae Pool
4 .000 07/01/53 23,399
21,756,463 Fannie Mae Pool
4 .500 07/01/53 21,176
24,714,336 Fannie Mae Pool
4 .500 08/01/53 24,040
29,644,445 Fannie Mae Pool
5 .000 08/01/53 29,514
16,564,642 Fannie Mae Pool
5 .500 08/01/53 16,728
11,672,315 Fannie Mae Pool
5 .500 10/01/53 11,804
37,174,958 Fannie Mae Pool
6 .000 01/01/54 38,039
7,222,760 Fannie Mae Pool
4 .000 02/01/54 6,826
157,425,696 Fannie Mae Pool
5 .500 04/01/54 158,968
128,793,759 Fannie Mae Pool
5 .500 05/01/54 130,056
1,917,373 Fannie Mae Pool
6 .000 06/01/54 1,960
41,830,768 Fannie Mae Pool
5 .500 10/01/54 42,207
22,413,562 Fannie Mae Pool
6 .000 10/01/54 22,921
3,870,985 (a) Fannie Mae REMICS, (SOFR30A + 5.836%)
1 .479 09/25/43 411
6,230,460 Fannie Mae REMICS
3 .500 02/25/48 5,589
4,470,204 Fannie Mae REMICS
4 .000 07/25/48 4,268
9,968,141 Fannie Mae REMICS
2 .000 08/25/50 1,267
9,366,921 Fannie Mae REMICS
2 .000 10/25/50 6,625
25,490,065 Fannie Mae REMICS
2 .500 11/25/50 3,556
8,863,242 Fannie Mae REMICS
3 .000 12/25/50 1,520
3,358,680 Fannie Mae REMICS
3 .000 02/25/51 561
10,347,758 Fannie Mae REMICS
2 .500 11/25/51 1,163
15,199,413 Fannie Mae REMICS
3 .500 04/25/52 11,867
3,645,146 Fannie Mae REMICS
4 .000 05/25/52 2,979
10,238,554 Fannie Mae REMICS
4 .500 07/25/52 9,301
5,994,798 Fannie Mae REMICS
4 .500 08/25/52 5,221
4,495,842 Fannie Mae REMICS
4 .000 09/25/52 3,969
5,129,219 Fannie Mae REMICS
4 .000 09/25/52 4,548
4,348,142 Fannie Mae REMICS
4 .500 10/25/52 4,145
4,966,036 Fannie Mae REMICS
4 .500 10/25/52 4,779
8,261,931 Fannie Mae REMICS
5 .500 11/25/52 8,422
6,298,618 Federal National Mortgage Association (FNMA)
2 .500 02/01/52 5,323
4,215 Freddie Mac Gold Pool
8 .000 01/01/31 4
3,215 Freddie Mac Gold Pool
7 .000 01/01/32 3
143,337 Freddie Mac Gold Pool
4 .500 07/01/33 143
971,916 Freddie Mac Gold Pool
7 .000 12/01/33 1,016
283,149 Freddie Mac Gold Pool
4 .500 10/01/34 281
197,429 Freddie Mac Gold Pool
4 .500 04/01/35 199
169,383 Freddie Mac Gold Pool
7 .000 05/01/35 177
865,520 Freddie Mac Gold Pool
5 .000 06/01/36 887
333,493 Freddie Mac Gold Pool
5 .000 07/01/39 342
26,462 Freddie Mac Gold Pool
4 .500 02/01/44 26
920,794 Freddie Mac Gold Pool
4 .500 10/01/44 913
440,294 Freddie Mac Gold Pool
4 .500 11/01/44 436
880,095 Freddie Mac Gold Pool
4 .500 11/01/44 872
452,249 Freddie Mac Gold Pool
4 .500 12/01/44 444

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 435,838 Freddie Mac Gold Pool
4 .500% 12/01/44 $ 432
2,592,398 Freddie Mac Gold Pool
3 .500 04/01/45 2,445
276,080 Freddie Mac Gold Pool
4 .500 05/01/45 270
11,136,380 Freddie Mac Gold Pool
3 .500 08/01/45 10,502
957,548 Freddie Mac Gold Pool
4 .500 06/01/47 949
1,815,698 Freddie Mac Gold Pool
4 .000 09/01/47 1,746
1,970,417 Freddie Mac Gold Pool
3 .500 12/01/47 1,847
6,954,094 Freddie Mac Gold Pool
4 .500 08/01/48 6,882
3,257,718 Freddie Mac Gold Pool
4 .500 10/01/48 3,224
5,242,723 Freddie Mac Gold Pool
3 .500 11/01/48 4,907
10,729,076 Freddie Mac Pool
3 .000 11/01/49 9,624
3,001,002 Freddie Mac Pool
2 .500 11/01/51 2,543
26,685,196 Freddie Mac Pool
3 .000 11/01/51 23,975
3,861,521 Freddie Mac Pool
3 .000 11/01/51 3,452
2,336,695 Freddie Mac Pool
3 .000 11/01/51 2,110
3,488,708 Freddie Mac Pool
3 .000 11/01/51 3,138
11,385,063 Freddie Mac Pool
2 .500 04/01/52 9,665
5,751,259 Freddie Mac Pool
4 .000 04/01/52 5,437
72,997,377 Freddie Mac Pool
3 .000 05/01/52 64,263
90,554 Freddie Mac Pool
3 .000 06/01/52 80
1,060,599 Freddie Mac Pool
3 .500 06/01/52 976
14,603,471 Freddie Mac Pool
4 .500 06/01/52 14,237
621,860 Freddie Mac Pool
4 .500 07/01/52 605
14,518,442 Freddie Mac Pool
4 .500 07/01/52 14,155
25,492,853 Freddie Mac Pool
6 .000 11/01/52 26,179
14,918,821 Freddie Mac Pool
5 .000 01/01/53 14,867
95,854,434 Freddie Mac Pool
5 .000 06/01/53 95,480
42,773,658 Freddie Mac Pool
5 .000 08/01/53 42,605
20,474,667 Freddie Mac Pool
5 .500 08/01/53 20,713
9,072,906 Freddie Mac REMICS
3 .500 01/15/47 8,294
1,545,348 Freddie Mac REMICS
4 .000 10/15/47 1,465
1,481,647 Freddie Mac REMICS
4 .000 11/15/47 1,417
7,595,115 Freddie Mac REMICS
4 .000 01/15/48 7,263
8,811,943 Freddie Mac REMICS
4 .000 03/15/48 8,422
2,239,782 Freddie Mac REMICS
4 .000 04/15/48 2,140
5,400,063 Freddie Mac REMICS
4 .000 04/15/48 5,131
6,435,646 (a) Freddie Mac REMICS, (SOFR30A + 9.737%)
2 .742 06/15/48 6,035
4,797,993 (a) Freddie Mac REMICS, (SOFR30A + 9.657%)
2 .662 10/15/48 4,300
7,261,400 Freddie Mac REMICS
2 .000 09/25/50 5,002
4,371,223 Freddie Mac REMICS
2 .000 09/25/50 566
14,125,859 Freddie Mac REMICS
3 .000 09/25/50 10,438
7,155,132 Freddie Mac REMICS
3 .000 10/25/50 5,201
31,910,843 Freddie Mac REMICS
2 .500 02/25/51 5,240
3,585,967 Freddie Mac REMICS
4 .000 08/25/52 3,195
6,716,735 Freddie Mac REMICS
4 .500 10/25/52 6,328
8,238,460 Freddie Mac REMICS
5 .500 11/25/52 8,443
3,918,195 Freddie Mac REMICS
5 .500 02/25/53 4,000
860,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
11 .456 01/25/42 913
3,925,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9 .106 02/25/42 4,092
6,630,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8 .647 04/25/42 7,040
11,593,800 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7 .706 05/25/42 12,039
23,430,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8 .856 06/25/42 24,798
19,670,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
8 .356 07/25/42 20,721
1,875,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7 .906 08/25/42 1,964
14,531,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8 .056 09/25/42 15,281
790,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.100%)
8 .444 03/25/43 822
3,440,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7 .598 04/25/43 3,605
5,035,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7 .856 05/25/43 5,313
140,861 (a),(c) Freddie Mac STACR Securitized Participation Interests Trust
3 .783 02/25/48 137
29,416 (a),(c) Freddie Mac STACR Securitized Participation Interests Trust
3 .851 05/25/48 29
8,628,572 Ginnie Mae I Pool
3 .700 10/15/33 8,383
141,320 Ginnie Mae I Pool
5 .000 04/15/38 144

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 625,519 Ginnie Mae I Pool
5 .000% 06/15/39 $ 639
329,432 Ginnie Mae I Pool
5 .000 06/15/39 335
8,748,646 Ginnie Mae I Pool
3 .700 08/15/40 8,176
162,247 Ginnie Mae II Pool
6 .500 11/20/38 171
6,888,365 Ginnie Mae II Pool
3 .000 06/20/51 6,155
7,916,792 Ginnie Mae II Pool
3 .000 12/20/51 7,080
5,798,312 Ginnie Mae II Pool
2 .500 02/20/52 4,901
48,834,396 Ginnie Mae II Pool
3 .500 04/20/52 44,787
3,909,218 Ginnie Mae II Pool
3 .500 07/20/52 3,571
10,277,273 Ginnie Mae II Pool
4 .000 08/20/52 9,761
6,421,127 Ginnie Mae II Pool
4 .000 09/20/52 6,083
8,146,106 Ginnie Mae II Pool
5 .000 11/20/52 8,152
11,994,552 Ginnie Mae II Pool
4 .500 03/20/53 11,706
13,689,679 Government National Mortgage Association
5 .000 01/20/40 2,747
6,119,367 Government National Mortgage Association
4 .500 03/20/40 1,076
9,899,127 Government National Mortgage Association
5 .000 03/20/40 1,891
7,974,667 Government National Mortgage Association
2 .500 12/20/43 7,182
4,175,939 Government National Mortgage Association
3 .000 03/20/45 3,767
2,444,035 Government National Mortgage Association
4 .000 06/20/46 271
3,572,040 Government National Mortgage Association
5 .000 09/20/46 664
17,219,524 Government National Mortgage Association
3 .000 11/20/51 12,572
19,082,081 Government National Mortgage Association
3 .000 12/20/51 14,034
17,383,754 Government National Mortgage Association
3 .000 01/20/52 13,037
15,966,171 Government National Mortgage Association
3 .000 02/20/52 10,961
11,255,687 Government National Mortgage Association
4 .000 04/20/52 9,530
10,426,194 Government National Mortgage Association
5 .000 04/20/52 1,900
5,778,731 Government National Mortgage Association
4 .000 07/20/52 4,915
10,396,553 Government National Mortgage Association
4 .500 09/20/52 9,688
8,828,351 Government National Mortgage Association
4 .500 09/20/52 8,231
7,358,658 Government National Mortgage Association
4 .500 09/20/52 7,119
5,011,805 Government National Mortgage Association
4 .500 09/20/52 4,509
5,738,972 Government National Mortgage Association
4 .500 02/20/53 5,430
4,982,487 Government National Mortgage Association
5 .500 02/20/53 5,004
8,618,545 (a) Government National Mortgage Association, (SOFR30A + 6.950%)
2 .561 05/20/53 696
6,387,274 (a) Government National Mortgage Association, (SOFR30A + 23.205%)
6 .089 08/20/53 7,104
3,505,088 (a) Government National Mortgage Association, (SOFR30A + 25.350%)
8 .234 08/20/53 4,190
81,511,053 (a),(c) GS Mortgage-Backed Securities Corp Trust
0 .151 08/25/51 698
15,502,730 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 11/25/51 12,783
9,260,116 (a),(c) GS Mortgage-Backed Securities Trust
2 .500 03/25/52 7,638
2,841,674 (a),(c) GS Mortgage-Backed Securities Trust
2 .823 05/28/52 2,379
9,651,661 (a),(c) GS Mortgage-Backed Securities Trust
3 .000 08/26/52 8,304
194,897 (a) Impac CMB Trust, (TSFR1M + 0.774%)
4 .932 03/25/35 180
1,031,289 (a),(c) J.P. Morgan Mortgage Trust
3 .242 10/25/52 850
894,472 (a),(c) JP Morgan Mortgage Trust
3 .500 05/25/47 811
949,027 (a),(c) JP Morgan Mortgage Trust
3 .500 10/25/48 855
193,561 (a),(c) JP Morgan Mortgage Trust
4 .000 01/25/49 181
22,531,838 (a),(c) JP Morgan Mortgage Trust
0 .119 06/25/51 145
39,550,473 (a),(c) JP Morgan Mortgage Trust
0 .106 11/25/51 233
4,551,160 (a),(c) JP Morgan Mortgage Trust
2 .500 11/25/51 3,754
41,482,511 (a),(c) JP Morgan Mortgage Trust
0 .113 12/25/51 263
5,625,356 (a),(c) JP Morgan Mortgage Trust
2 .500 12/25/51 4,641
892,262 (a),(c) JP Morgan Mortgage Trust
2 .845 12/25/51 724
7,483,466 (a),(c) JP Morgan Mortgage Trust
2 .500 01/25/52 6,166
8,851,018 (a),(c) JP Morgan Mortgage Trust
0 .500 04/25/52 257
8,380,931 (a),(c) JP Morgan Mortgage Trust
3 .344 04/25/52 7,181
5,362,892 (a),(c) JP Morgan Mortgage Trust
3 .344 04/25/52 4,545
2,435,711 (a),(c) JP Morgan Mortgage Trust
3 .344 04/25/52 2,006
9,642,229 (a),(c) JP Morgan Mortgage Trust
2 .500 06/25/52 7,918
2,694,186 (a),(c) JP Morgan Mortgage Trust
3 .000 06/25/52 2,336
78,452,325 (c) JP Morgan Mortgage Trust
0 .224 07/25/52 760
12,164,937 (a),(c) JP Morgan Mortgage Trust
2 .500 07/25/52 10,000
19,290,669 (a),(c) JP Morgan Mortgage Trust
3 .250 07/25/52 17,231

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 16,566,706 (a),(c) JP Morgan Mortgage Trust
3 .000% 08/25/52 $ 14,242
8,766,748 (a),(c) JP Morgan Mortgage Trust
3 .000 10/25/52 7,536
5,345,007 (a),(c) JP Morgan Mortgage Trust
3 .000 11/25/52 4,599
7,240,207 (a),(c) JP Morgan Mortgage Trust
3 .000 04/25/53 6,224
3,255,530 (a),(c) JP Morgan Mortgage Trust
5 .000 06/25/53 3,201
3,259,192 (a),(c) JP Morgan Mortgage Trust
5 .500 06/25/53 3,253
7,046,560 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500 08/25/51 5,812
1,626,619 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 1,458
4,747,174 (a),(c) Morgan Stanley Residential Mortgage Loan Trust
2 .500 09/25/51 3,911
5,046,919 (a),(c) OBX
3 .000 01/25/52 4,339
2,264,722 (a),(c) RCKT Mortgage Trust
3 .007 09/25/51 1,863
12,605,446 (a),(c) RCKT Mortgage Trust
2 .500 02/25/52 10,398
5,401,393 (a),(c) RCKT Mortgage Trust
3 .000 05/25/52 4,647
355,317 (a),(c) RCKT Mortgage Trust
3 .186 05/25/52 299
781,895 (a),(c) RCKT Mortgage Trust
4 .000 06/25/52 717
204,306 (a),(c) Sequoia Mortgage Trust
4 .000 06/25/49 193
1,049,351 (a),(c) Sequoia Mortgage Trust
3 .500 12/25/49 945
5,138,924 (a),(c) Sequoia Mortgage Trust
2 .500 06/25/51 4,268
2,535,000 (a),(c) Verus Securitization Trust
7 .474 02/25/68 2,542
4,018,168 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .000 08/25/51 3,461
5,121,969 (a),(c) Wells Fargo Mortgage Backed Securities Trust
3 .307 08/25/51 4,376
TOTAL MORTGAGE BACKED 3,145,725
MUNICIPAL BONDS - 1.9%
1,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .038 09/01/34 949
845,000 City & County of San Francisco CA Community Facilities District No 2014-1
3 .750 09/01/37 761
2,000,000 City & County of San Francisco CA Community Facilities District No 2014-1
4 .000 09/01/48 1,607
3,995,000 City of Los Angeles CA Wastewater System Revenue
4 .029 06/01/39 3,665
4,940,000 City of New York NY
3 .200 12/01/26 4,904
4,055,000 Commonwealth Financing Authority
3 .864 06/01/38 3,765
19,355,000 Commonwealth Financing Authority
3 .807 06/01/41 16,690
4,365,000 County of Miami-Dade FL Aviation Revenue
2 .604 10/01/25 4,365
2,375,000 County of Miami-Dade FL Aviation Revenue
3 .505 10/01/25 2,375
2,500,000 County of Miami-Dade FL Aviation Revenue
2 .704 10/01/26 2,474
3,940,000 County of Miami-Dade FL Aviation Revenue
3 .049 10/01/26 3,913
3,750,000 County of Miami-Dade FL Aviation Revenue
3 .612 10/01/26 3,745
4,700,000 County of Miami-Dade FL Aviation Revenue
2 .529 10/01/30 4,372
3,730,000 County of Miami-Dade FL Aviation Revenue
3 .732 10/01/37 3,367
3,900,000 County of Miami-Dade FL Aviation Revenue
3 .982 10/01/41 3,395
9,160,000 County of Miami-Dade FL Aviation Revenue
4 .280 10/01/41 8,422
2,000,000 Duke University
3 .199 10/01/38 1,669
5,080,000 Illinois Finance Authority
3 .944 08/15/47 4,166
4,805,000 Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy
3 .375 09/01/35 4,340
5,680,000 New York State Dormitory Authority
3 .998 07/01/39 5,135
10,605,000 New York State Dormitory Authority
4 .294 07/01/44 9,462
6,000,000 New York State Dormitory Authority
3 .879 07/01/46 4,970
6,460,000 New York State Thruway Authority
2 .406 01/01/26 6,435
4,750,000 New York State Thruway Authority
2 .500 01/01/27 4,672
1,000,000 Port of Corpus Christi Authority of Nueces County
3 .487 12/01/25 999
1,910,000 Public Finance Authority
4 .269 07/01/40 1,745
6,360,000 San Jose Redevelopment Agency Successor Agency
3 .375 08/01/34 5,928
13,060,000 State of California
4 .600 04/01/38 13,326
10,500,000 State of Illinois
3 .150 06/15/26 10,437
12,500,000 State of Illinois
3 .250 06/15/27 12,334
9,700,000 State of Oregon Department of Administrative Services
4 .103 05/01/39 8,963
9,900,000 State of Wisconsin
3 .154 05/01/27 9,822
17,045,000 University of California
3 .931 05/15/45 15,666
7,620,000 University of Massachusetts Building Authority
3 .097 11/01/35 6,722
13,000,000 University of Massachusetts Building Authority
3 .434 11/01/40 10,982
20,000,000 University of New Mexico
3 .532 06/20/32 19,628
2,160,000 Virginia Port Authority
4 .228 07/01/36 2,110

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 390,000 Washington Convention & Sports Authority
3 .969% 10/01/30 $ 387
TOTAL MUNICIPAL BONDS 228,667
OIL, GAS & CONSUMABLE FUELS - 0.0%
1,625,000 (c) Eagle Funding Luxco Sarl
5 .500 08/17/30 1,649
TOTAL OIL, GAS & CONSUMABLE FUELS 1,649
OTHER MORTGAGE BACKED - 0.2%
1,465,000 (a),(c) ARES Trust, (TSFR1M + 1.500%)
5 .650 04/15/42 1,467
7,300,000 (a) BMO Mortgage Trust
6 .162 06/15/56 7,712
3,700,000 (a),(c) DK Trust, (TSFR1M + 1.593%)
5 .943 08/15/37 3,706
8,150,000 (a),(c) MHP Commercial Mortgage Trust, (TSFR1M + 1.500%)
5 .650 09/15/40 8,162
TOTAL OTHER MORTGAGE BACKED 21,047
U.S. TREASURY SECURITIES - 25.9%
5,030,000 United States Treasury Note
4 .125 10/31/26 5,052
94,645,000 United States Treasury Note
4 .250 11/30/26 95,203
9,725,000 United States Treasury Note
4 .125 01/31/27 9,777
19,475,000 United States Treasury Note
4 .125 02/28/27 19,591
6,025,000 United States Treasury Note
3 .875 03/31/27 6,043
8,375,000 United States Treasury Note
3 .750 04/30/27 8,387
16,720,000 United States Treasury Note
3 .875 05/31/27 16,778
130,100,000 United States Treasury Note
3 .875 07/31/27 130,634
2,820,000 United States Treasury Note
3 .625 08/31/27 2,820
150,270,000 United States Treasury Note
3 .500 09/30/27 149,947
97,925,000 United States Treasury Note
4 .125 11/15/27 98,923
1,580,000 United States Treasury Note
4 .250 01/15/28 1,602
12,825,000 United States Treasury Note
4 .250 02/15/28 13,007
10,470,000 United States Treasury Note
3 .750 04/15/28 10,502
1,025,000 United States Treasury Note
3 .750 05/15/28 1,028
1,925,000 United States Treasury Note
3 .875 06/15/28 1,938
3,660,000 United States Treasury Note
3 .625 08/15/28 3,660
78,957,000 United States Treasury Note
3 .375 09/15/28 78,420
1,250,000 United States Treasury Note
3 .625 08/31/30 1,244
720,052,000 United States Treasury Note
3 .625 09/30/30 716,367
66,260,000 United States Treasury Note
4 .125 03/31/32 67,140
6,150,000 United States Treasury Note
4 .125 05/31/32 6,228
52,791,000 United States Treasury Note
3 .875 08/31/32 52,634
75,791,000 United States Treasury Note
4 .250 08/15/35 76,407
17,120,000 United States Treasury Note
4 .750 02/15/45 17,227
2,650,000 United States Treasury Note
5 .000 05/15/45 2,752
8,670,000 United States Treasury Note
4 .750 08/15/45 8,864
82,402,000 United States Treasury Note
4 .750 05/15/55 82,660
2,205,000 United States Treasury Note/Bond
0 .250 10/31/25 2,198
10,000,000 United States Treasury Note/Bond
4 .875 11/30/25 10,012
825,000 United States Treasury Note/Bond
4 .250 12/31/25 826
2,765,000 United States Treasury Note/Bond
4 .625 03/15/26 2,774
3,540,000 United States Treasury Note/Bond
4 .500 03/31/26 3,551
6,075,000 United States Treasury Note/Bond
4 .625 06/30/26 6,111
5,515,000 United States Treasury Note/Bond
4 .500 07/15/26 5,546
985,000 United States Treasury Note/Bond
4 .625 09/15/26 993
1,025,000 United States Treasury Note/Bond
3 .500 09/30/26 1,023
700,000 United States Treasury Note/Bond
4 .625 10/15/26 706
5,510,000 United States Treasury Note/Bond
4 .375 12/15/26 5,553
29,505,000 United States Treasury Note/Bond
0 .500 10/31/27 27,677
239,280,000 United States Treasury Note/Bond
3 .500 04/30/28 238,588
80,000 United States Treasury Note/Bond
1 .250 09/30/28 75
113,120,000 United States Treasury Note/Bond
3 .500 04/30/30 112,033
2,312,500 United States Treasury Note/Bond
4 .000 07/31/30 2,339
5,650,000 United States Treasury Note/Bond
4 .375 11/30/30 5,810
50,000,000 United States Treasury Note/Bond
3 .750 12/31/30 49,945
70,450,000 United States Treasury Note/Bond
4 .000 01/31/31 71,185
57,151,000 United States Treasury Note/Bond
4 .125 07/31/31 58,019
97,957,900 United States Treasury Note/Bond
3 .750 08/31/31 97,514
10,000,000 United States Treasury Note/Bond
1 .125 08/15/40 6,306

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
U.S. TREASURY SECURITIES (continued)
$ 12,050,000 United States Treasury Note/Bond
3 .875% 08/15/40 $ 11,232
20,935,000 United States Treasury Note/Bond
4 .375 05/15/41 20,571
85,325,800 United States Treasury Note/Bond
2 .375 02/15/42 63,228
26,721,000 United States Treasury Note/Bond
3 .250 05/15/42 22,448
91,758,000 United States Treasury Note/Bond
3 .375 08/15/42 78,181
6,000,000 United States Treasury Note/Bond
2 .750 11/15/42 4,647
56,675,000 United States Treasury Note/Bond
3 .875 02/15/43 51,439
49,620,000 United States Treasury Note/Bond
3 .875 05/15/43 44,947
9,560,000 United States Treasury Note/Bond
4 .375 08/15/43 9,226
13,535,000 United States Treasury Note/Bond
4 .750 11/15/43 13,679
4,800,000 United States Treasury Note/Bond
4 .625 05/15/44 4,765
35,680,000 United States Treasury Note/Bond
3 .000 05/15/45 27,766
41,710,000 United States Treasury Note/Bond
2 .875 08/15/45 31,695
52,140,000 United States Treasury Note/Bond
2 .500 05/15/46 36,663
1,075,000 United States Treasury Note/Bond
3 .000 05/15/47 818
30,710,000 United States Treasury Note/Bond
2 .750 11/15/47 22,196
6,155,000 United States Treasury Note/Bond
3 .125 05/15/48 4,746
51,995,000 United States Treasury Note/Bond
3 .000 08/15/48 39,094
20,120,000 United States Treasury Note/Bond
3 .375 11/15/48 16,163
256,002,000 United States Treasury Note/Bond
2 .250 02/15/52 158,791
44,786,000 United States Treasury Note/Bond
3 .625 02/15/53 37,027
TOTAL U.S. TREASURY SECURITIES 3,092,941
TOTAL GOVERNMENT BONDS
(Cost $7,101,065) 6,861,757
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
173,925 Morgan Stanley 4,435
TOTAL FINANCIAL SERVICES 4,435
TOTAL PREFERRED STOCKS
(Cost $4,348) 4,435
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 13.3%
ASSET BACKED - 4.4%
15,000,000 (a),(c) AIMCO CLO 16 Ltd, (TSFR3M + 1.650%), Series 2021 16A
5 .972 07/17/37 15,068
26,600,000 (a),(c) AIMCO CLO Series, (TSFR3M + 1.500%), Series 2017 AA
5 .825 01/20/38 26,652
74,236 (c) Asset Backed Funding Corp NIM Trust, Series 2005 WMC1
5 .900 07/26/35  0^
9,500,000 (c) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A
1 .380 08/20/27 9,318
575,000 (c) Avis Budget Rental Car Funding AESOP LLC, Series 2023 8A
6 .660 02/20/30 610
2,583,913 (c) BHG Securitization Trust, Series 2021 B
1 .670 10/17/34 2,545
751,868 (c) BRE Grand Islander Timeshare Issuer LLC, Series 2019 A
3 .280 09/26/33 744
EUR 670,641 (a),(c) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%), Series 2021 1A
4 .504 05/22/31 772
1,500,000 (a),(c) BX Trust, (TSFR1M + 3.339%), Series 2023 DELC
7 .489 05/15/38 1,515
5,639,598 (c) Capital Automotive REIT, Series 2021 1A
1 .440 08/15/51 5,454
4,172,719 (c) Capital Automotive REIT, Series 2021 1A
1 .920 08/15/51 4,042
10,968,000 (c) Capital Automotive REIT, Series 2024 3A
4 .400 10/15/54 10,683
9,662,500 (c) Cars Net Lease Mortgage Notes, Series 2020 1A
2 .010 12/15/50 9,101
1,333,032 Carvana Auto Receivables Trust, Series 2021 N2
0 .970 03/10/28 1,313
79,957 Carvana Auto Receivables Trust, Series 2021 N2
1 .270 03/10/28 78
EUR 573,960 (a),(c) Cassia SRL, (EURIBOR 3 M + 3.500%), Series 2022 1A
5 .534 05/22/34 673
4,150,000 (a),(c) Cayuga Park CLO Ltd, (TSFR3M + 1.912%), Series 2020 1A
1 .000 07/17/34 4,159
68,622 (a) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3 .147 07/25/36 68
17,100,067 (c) CF Hippolyta LLC, Series 2020 1
1 .690 07/15/60 14,688
4,970,414 (c) CF Hippolyta LLC, Series 2020 1
1 .990 07/15/60 4,183
2,941,208 (c) CF Hippolyta LLC, Series 2020 1
2 .280 07/15/60 2,049
18,761,763 (c) CF Hippolyta LLC, Series 2021 1A
1 .530 03/15/61 15,620
4,476,626 (c) CF Hippolyta LLC, Series 2021 1A
1 .980 03/15/61 3,458
428,194 (a) Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004 2
5 .700 02/26/35 381
25,000,000 (a),(c) CIFC Funding Ltd, (TSFR3M + 1.600%), Series 2019 3A
5 .918 01/16/38 25,090
1,529 CIT Group Home Equity Loan Trust (Step Bond), Series 2002 1
6 .200 02/25/30 2

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 6,520,000 (a) Citibank Credit Card Issuance Trust, (TSFR1M + 0.884%), Series 2017 A6
5 .035% 05/14/29 $ 6,579
500,000 (c) Cologix Data Centers US Issuer LLC, Series 2021 1A
3 .300 12/26/51 488
500,000 (c) Compass Datacenters Issuer III LLC, Series 2025 1A
5 .656 02/25/50 511
7,736,200 (c) DB Master Finance LLC, Series 2019 1A
4 .021 05/20/49 7,708
36,093,750 (c) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 35,132
28,490,000 (c) DB Master Finance LLC, Series 2021 1A
2 .493 11/20/51 26,851
27,789,188 (c) Domino's Pizza Master Issuer LLC, Series 2021 1A
2 .662 04/25/51 26,271
3,800,000 (a),(c) Dryden 49 Senior Loan Fund, (TSFR3M + 1.862%), Series 2017 49A
6 .191 07/18/30 3,806
7,000,000 (a),(c) Elmwood CLO 14 Ltd, (TSFR3M + 1.700%), Series 2022 1A
5 .979 10/20/38 7,043
2,079,744 (c) FNA VI LLC, Series 2021 1A
1 .350 01/10/32 1,953
2,580,000 (c) Frontier Issuer LLC, Series 2023 1
6 .600 08/20/53 2,620
12,460,000 (c) Frontier Issuer LLC, Series 2024 1
6 .190 06/20/54 12,843
11,000,000 (a),(c) Goldentree Loan Management US CLO 6 Ltd, (TSFR3M + 1.400%), Series 2019 6A
0 .000 04/20/35 10,937
13,000,000 (a),(c) Gracie Point International Funding LLC, (SOFR90A + 1.700%), Series 2024 1A
6 .055 03/01/28 13,025
3,500,000 (c) GSCG Trust, Series 2019 600C
2 .936 09/06/34 2,799
164,531 (c) HERO Funding Trust, Series 2017 2A
3 .280 09/20/48 152
329,062 (c) HERO Funding Trust, Series 2017 2A
4 .070 09/20/48 312
1,134,034 (c) Hilton Grand Vacations Trust, Series 2019 AA
2 .340 07/25/33 1,125
171,287 (a) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3 .986 06/25/33 169
13,540,000 (c) Hotwire Funding LLC, Series 2024 1A
5 .893 06/20/54 13,769
1,016,054 (c) JG Wentworth XXII LLC, Series 2010 3A
3 .820 12/15/48 1,008
1,378,719 (c) MVW LLC, Series 2021 1WA
1 .140 01/22/41 1,329
1,921,516 (c) MVW Owner Trust, Series 2019 2A
2 .220 10/20/38 1,908
1,305,748 (c) Navient Private Education Refi Loan Trust, Series 2020 HA
1 .310 01/15/69 1,236
2,943,727 (c) Navient Private Education Refi Loan Trust, Series 2021 A
0 .840 05/15/69 2,693
1,094,828 (c) Navient Student Loan Trust, Series 2019 BA
3 .390 12/15/59 1,076
522,532 (a),(c) Navient Student Loan Trust, (LIBOR 1 M + 1.094%), Series 2019 BA
5 .245 12/15/59 522
15,000,000 (a),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M + 1.550%), Series 2022 48A
5 .868 04/25/36 15,014
10,000,000 (a),(c) OHA Credit Funding 6 Ltd, (TSFR3M + 1.650%), Series 2020 6A
5 .975 10/20/37 10,036
2,726,108 (c) OneMain Financial Issuance Trust, Series 2022 2A
4 .890 10/14/34 2,729
16,621,497 (c) OneMain Financial Issuance Trust, Series 2020 2A
1 .750 09/14/35 16,335
21,646,000 (a),(c) OneMain Financial Issuance Trust, (SOFR30A + 0.760%), Series 2021 1A
5 .358 06/16/36 21,685
7,050,000 (a),(c) OSD CLO Ltd., (TSFR3M + 1.650%), Series 2023 27A
5 .941 07/15/38 7,106
1,450,000 (c) Progress Residential Trust, Series 2021 SFR9
2 .711 11/17/40 1,357
10,370,446 Santander Drive Auto Receivables Trust, Series 2021 4
1 .670 10/15/27 10,314
19,772,375 (c) SERVPRO Master Issuer LLC, Series 2021 1A
2 .394 04/25/51 18,629
445,552 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
0 .990 11/20/37 442
483,098 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
1 .340 11/20/37 479
267,832 (c) Sierra Timeshare Receivables Funding LLC, Series 2021 1A
1 .790 11/20/37 266
740,764 (c) SMB Private Education Loan Trust, Series 2017 B
2 .820 10/15/35 736
623,077 (c) SMB Private Education Loan Trust, Series 2018 A
3 .500 02/15/36 620
161,631 (c) SoFi Professional Loan Program LLC, Series 2017 F
2 .840 01/25/41 161
641,249 (c) SoFi Professional Loan Program LLC, Series 2019 A
3 .690 06/15/48 637
1,896,292 (c) SpringCastle America Funding LLC, Series 2020 AA
1 .970 09/25/37 1,796
9,021,000 (c) SpringCastle America Funding LLC, Series 2020 AA
2 .660 09/25/37 7,430
5,875,000 (c) Stack Infrastructure Issuer LLC, Series 2021 1A
1 .877 03/26/46 5,793
228,438 (a) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
5 .172 09/25/34 219
26,399,775 (c) Taco Bell Funding LLC, Series 2021 1A
1 .946 08/25/51 25,495
16,122,825 (c) Taco Bell Funding LLC, Series 2021 1A
2 .294 08/25/51 14,901
1,050,000 (c) Tesla Auto Lease Trust, Series 2023 B
6 .570 08/20/27 1,054
EUR 186,104 (a),(c) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%), Series 2024 1A
4 .586 11/17/36 219
18,877,080 (c) Wendy's Funding LLC, Series 2021 1A
2 .370 06/15/51 17,531
TOTAL ASSET BACKED 523,115
OTHER MORTGAGE BACKED - 8.9%
1,600,000 (a),(c) 20 Times Square Trust, Series 2018 20TS
3 .203 05/15/35 1,510
12,000,000 (a),(c) 20 Times Square Trust, Series 2018 20TS
3 .203 05/15/35 10,977
5,450,000 (c) 225 Liberty Street Trust, Series 2016 225L
3 .597 02/10/36 5,343
838,518 (a),(c) Agate Bay Mortgage Trust, Series 2015 6
3 .500 09/25/45 779
2,500,000 (a),(c) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6 .515 04/15/34 2,296
6,000,000 (a),(c) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5 .900 06/15/35 6,010
2,500,000 (a),(c) ARDN Mortgage Trust, (TSFR1M + 2.000%), Series 2025 ARCP
6 .150 06/15/35 2,505
5,000,000 (a),(c) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
7 .150 06/15/35 5,012

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
GBP 420,888 (a),(c) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%), Series 2021 1A
5 .950% 07/22/31 $ 533
$ 6,910,000 (a),(c) BAMLL Trust, (TSFR1M + 2.350%), Series 2025 ASHF
6 .501 02/15/42 6,955
1,067,340 (a) BANK, Series 2017 BNK8
4 .083 11/15/50 980
2,500,000 (a) BANK, Series 2017 BNK8
4 .227 11/15/50 2,093
1,000,000 BANK, Series 2019 BN21
3 .093 10/17/52 929
3,800,000 BANK, Series 2019 BN23
3 .203 12/15/52 3,562
1,000,000 (a) BANK, Series 2017 BNK6
3 .851 07/15/60 919
1,618,918 BANK, Series 2019 BN20
2 .758 09/15/62 1,527
8,000,000 (a) BANK, Series 2019 BN24
3 .283 11/15/62 7,480
1,183,000 (a) BANK, Series 2019 BN24
3 .634 11/15/62 1,048
2,061,644 (a),(c) Bayview MSR Opportunity Master Fund Trust, Series 2021 4
2 .500 10/25/51 1,701
1,250,000 (a),(c) BBCMS Mortgage Trust, Series 2018 CHRS
4 .409 08/05/38 1,075
1,366,402 BBCMS Mortgage Trust, Series 2017 C1
3 .488 02/15/50 1,356
4,250,000 BBCMS Mortgage Trust, Series 2023 C19
5 .753 04/15/56 4,335
4,608,195 (a) BBCMS Mortgage Trust, Series 2023 C20
6 .383 07/15/56 4,780
5,000,000 (c) BBCMS Trust, Series 2015 SRCH
4 .798 08/10/35 4,782
4,600,000 (a),(c) Benchmark Mortgage Trust, Series 2020 IG2
2 .791 09/15/48 3,857
2,740,000 (a),(c) Benchmark Mortgage Trust, Series 2020 IG3
3 .199 09/15/48 2,276
2,500,000 (a),(c) Benchmark Mortgage Trust, Series 2020 IG3
3 .654 09/15/48 2,409
3,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4 .435 02/15/51 2,292
4,000,000 (a) Benchmark Mortgage Trust, Series 2018 B5
4 .598 07/15/51 3,499
3,452,143 Benchmark Mortgage Trust, Series 2019 B9
4 .016 03/15/52 3,388
3,000,000 Benchmark Mortgage Trust, Series 2019 B11
3 .784 05/15/52 2,809
830,000 Benchmark Mortgage Trust, Series 2018 B7
4 .241 05/15/53 828
4,960,000 (a) Benchmark Mortgage Trust, Series 2018 B7
4 .510 05/15/53 4,975
1,000,000 Benchmark Mortgage Trust, Series 2021 B27
2 .355 07/15/54 808
10,000,000 (a) Benchmark Mortgage Trust, Series 2021 B28
2 .244 08/15/54 8,302
3,150,000 Benchmark Mortgage Trust, Series 2021 B28
2 .429 08/15/54 2,725
9,500,000 Benchmark Mortgage Trust, Series 2021 B29
2 .612 09/15/54 8,270
3,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .352 12/15/62 2,735
2,000,000 Benchmark Mortgage Trust, Series 2019 B14
3 .493 12/15/62 1,666
2,665,000 Benchmark Mortgage Trust, Series 2019 B15
3 .231 12/15/72 2,421
1,641,000 (a) Benchmark Mortgage Trust, Series 2019 B15
3 .830 12/15/72 1,308
4,959,645 (a) BMO Mortgage Trust, Series 2024 C10
6 .013 11/15/57 5,209
2,500,000 (a) BMO Mortgage Trust, Series 2025 C12
6 .195 06/15/58 2,694
2,360,000 (c) BWAY Mortgage Trust, Series 2022 26BW
3 .402 02/10/44 1,973
5,000,000 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.646%), Series 2019 IMC
5 .796 04/15/34 4,940
6,597,338 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5 .535 12/15/38 6,596
10,000,000 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 4.874%), Series 2024 BRBK
9 .021 10/15/41 10,052
CAD 671,469 (a),(c) BX Commercial Mortgage Trust, Series 2024 PURE
5 .811 11/15/41 485
9,582,848 (a),(c) BX Commercial Mortgage Trust, (TSFR1M + 1.380%), Series 2025 BCAT
5 .730 08/15/42 9,606
1,325,000 (c) BXP Trust, Series 2017 CC
3 .459 08/13/37 1,272
5,000,000 (c) BXP Trust, Series 2021 601L
2 .618 01/15/44 4,342
7,000,000 (a),(c) BXP Trust, Series 2021 601L
2 .868 01/15/44 5,887
2,000,000 (a),(c) BXP Trust, Series 2021 601L
2 .868 01/15/44 1,634
2,000,000 (a) Cantor Commercial Real Estate Lending, Series 2019 CF1
4 .352 05/15/52 1,721
1,415,076 CD Mortgage Trust, Series 2016 CD1
2 .622 08/10/49 1,409
9,000,000 CD Mortgage Trust, Series 2016 CD1
2 .926 08/10/49 8,616
5,750,000 (a) CD Mortgage Trust, Series 2016 CD2
3 .879 11/10/49 4,680
1,000,000 (a) CD Mortgage Trust, Series 2016 CD2
4 .106 11/10/49 606
500,000 (a) CD Mortgage Trust, Series 2017 CD3
4 .681 02/10/50 225
1,700,551 CD Mortgage Trust, Series 2017 CD5
3 .220 08/15/50 1,689
1,394,073 CD Mortgage Trust, Series 2019 CD8
2 .812 08/15/57 1,352
792,293 CFCRE Commercial Mortgage Trust, Series 2016 C4
3 .121 05/10/58 768
137,321 (a) CHL Mortgage Pass-Through Trust, Series 2004 HYB9
5 .388 02/20/35 138
354,837 (a),(c) CIM Trust, Series 2021 J2
2 .670 04/25/51 292
3,000,000 (a),(c) Citigroup Commercial Mortgage Trust, (TSFR1M + 1.064%), Series 2021 PRM2
5 .215 10/15/38 2,994
938,790 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
3 .758 04/10/48 905
3,000,000 (a) Citigroup Commercial Mortgage Trust, Series 2015 GC29
4 .109 04/10/48 2,733
1,952,000 Citigroup Commercial Mortgage Trust, Series 2016 P3
3 .585 04/15/49 1,910
7,765,000 Citigroup Commercial Mortgage Trust, Series 2017 C4
3 .764 10/12/50 7,516
1,981,436 (a),(c) CITIGROUP MORTGAGE LOAN TRUST, Series 2021 INV1
2 .708 05/25/51 1,632

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,000,000 (c) COMM Mortgage Trust, Series 2022 HC
3 .376% 01/10/39 $ 2,829
123,617 COMM Mortgage Trust, Series 2012 CR4
2 .853 10/15/45 120
2,500,000 (a),(c) COMM Mortgage Trust, Series 2014 UBS3
4 .767 06/10/47 1,138
1,870,776 (a) COMM Mortgage Trust, Series 2015 LC19
3 .829 02/10/48 1,839
1,000,000 (c) COMM Mortgage Trust, Series 2015 CR22
3 .000 03/10/48 600
2,696,000 (a) COMM Mortgage Trust, Series 2015 CR22
3 .824 03/10/48 2,533
2,489,430 (a) COMM Mortgage Trust, Series 2015 CR22
3 .926 03/10/48 2,397
3,000,000 (a) COMM Mortgage Trust, Series 2015 CR24
3 .463 08/10/48 2,730
234,220 (a) COMM Mortgage Trust, Series 2015 CR24
4 .364 08/10/48 233
1,467,000 (a) COMM Mortgage Trust, Series 2015 CR24
4 .364 08/10/48 1,431
164,095 COMM Mortgage Trust, Series 2015 CR26
3 .630 10/10/48 164
969,308 COMM Mortgage Trust, Series 2015 LC23
3 .774 10/10/48 968
1,875,000 (a) COMM Mortgage Trust, Series 2015 CR26
4 .647 10/10/48 1,848
4,855,000 (a) COMM Mortgage Trust, Series 2015 LC23
4 .679 10/10/48 4,683
887,321 COMM Mortgage Trust, Series 2016 CR28
3 .651 02/10/49 884
4,742,262 (a) COMM Mortgage Trust, Series 2016 CR28
4 .735 02/10/49 4,651
4,600,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .497 05/10/51 4,191
2,055,000 (a) COMM Mortgage Trust, Series 2018 COR3
4 .668 05/10/51 1,749
1,550,000 COMM Mortgage Trust, Series 2019 GC44
3 .263 08/15/57 1,443
2,000,000 (a) COMM Mortgage Trust, Series 2019 GC44
3 .632 08/15/57 1,647
13,830,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7 .856 03/25/42 14,276
6,000,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
7 .356 04/25/42 6,163
28,280,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8 .206 05/25/42 29,441
10,260,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08
7 .956 07/25/42 10,679
13,640,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
9 .106 09/25/42 14,545
17,250,000 (a),(c) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8 .106 12/25/42 18,132
4,270,400 (a),(c) CSMC, Series 2019 NQM1
3 .388 10/25/59 4,119
6,366,833 (a),(c) CSMC, Series 2021 NQM8
2 .405 10/25/66 5,635
7,400,000 (a),(c) CSMC Trust, Series 2017 CALI
3 .854 11/10/32 4,921
9,500,000 DBGS Mortgage Trust, Series 2018 C1
4 .466 10/15/51 9,479
3,500,000 DBJPM Mortgage Trust, Series 2016 C3
3 .041 08/10/49 3,414
3,153,496 DBJPM Mortgage Trust, Series 2017 C6
3 .121 06/10/50 3,129
7,737,500 DBJPM Mortgage Trust, Series 2020 C9
2 .340 08/15/53 6,787
4,215,000 (a),(c) DBSG Mortgage Trust, Series 2024 ALTA
6 .144 06/10/37 4,288
2,000,000 (a),(c) DBSG Mortgage Trust, Series 2024 ALTA
6 .595 06/10/37 2,036
9,817,500 (a),(c) DBWF Mortgage Trust, Series 2015 LCM
3 .535 06/10/34 9,477
2,479,341 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 1.235%), Series 2021 ELP
5 .386 11/15/38 2,478
6,942,156 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP
5 .585 11/15/38 6,936
4,383,476 (a),(c) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP
6 .384 11/15/38 4,383
10,751,000 (a),(c) EQT Trust, Series 2024 EXTR
5 .331 07/05/41 11,007
2,094,080 (a),(c) Flagstar Mortgage Trust, Series 2017 2
3 .971 10/25/47 1,921
76,517 (a),(c) Flagstar Mortgage Trust, Series 2018 5
4 .000 09/25/48 72
2,836,800 (a),(c) Flagstar Mortgage Trust, Series 2021 2
2 .500 04/25/51 2,340
8,108,188 (a),(c) Flagstar Mortgage Trust, Series 2021 4
2 .500 06/01/51 6,688
2,455,590 (a),(c) Flagstar Mortgage Trust, Series 2021 5INV
3 .342 07/25/51 2,028
763,768 (a),(c) Flagstar Mortgage Trust, Series 2021 7
2 .925 08/25/51 629
3,304,126 (a),(c) Flagstar Mortgage Trust, Series 2021 10IN
3 .500 10/25/51 2,729
405,000 (a),(c) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7 .702 11/25/43 428
GBP 860,459 (a),(c) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%), Series 2021 1A
6 .886 11/20/33 1,154
2,000,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.747%), Series 2018 TWR
5 .898 07/15/31 420
5,235,000 (a),(c) GS Mortgage Securities Corp Trust, (TSFR1M + 1.897%), Series 2018 TWR
6 .048 07/15/31 739
1,130,000 (a),(c) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .591 09/10/37 1,094
2,500,000 (a),(c) GS Mortgage Securities Corp Trust, Series 2017 375H
3 .599 09/10/37 2,368
2,530,450 GS Mortgage Securities Trust, Series 2016 GS3
3 .143 10/10/49 2,468
1,500,000 (a) GS Mortgage Securities Trust, Series 2016 GS4
4 .032 11/10/49 1,369
4,250,000 (a) GS Mortgage Securities Trust, Series 2017 GS5
3 .826 03/10/50 4,067
2,845,781 GS Mortgage Securities Trust, Series 2017 GS6
3 .230 05/10/50 2,830
6,000,000 GS Mortgage Securities Trust, Series 2017 GS6
3 .433 05/10/50 5,911
2,540,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .113 05/10/50 2,423
5,000,000 (a) GS Mortgage Securities Trust, Series 2015 GC30
4 .157 05/10/50 4,288
3,000,000 GS Mortgage Securities Trust, Series 2017 GS8
3 .837 11/10/50 2,949
4,844,000 (a) GS Mortgage Securities Trust, Series 2017 GS8
4 .459 11/10/50 4,448

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 3,050,000 (a) GS Mortgage Securities Trust, Series 2019 GC38
4 .158% 02/10/52 $ 2,955
2,500,000 (a) GS Mortgage Securities Trust, Series 2020 GC45
3 .173 02/13/53 2,313
2,190,000 GS Mortgage Securities Trust, Series 2020 GSA2
2 .012 12/12/53 1,932
116,880 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 110
305,313 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2019 PJ2
4 .000 11/25/49 288
757,186 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3 .000 01/25/51 654
32,272,619 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0 .252 03/27/51 409
1,103,103 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3 .000 03/27/51 952
1,729,074 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2 .500 05/25/51 1,422
10,771,787 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2 .500 10/25/51 8,884
10,296,394 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3 .000 06/25/52 8,851
3,815,970 (a),(c) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3 .000 09/25/52 3,283
959,422 (a),(c) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3 .610 05/25/50 853
854,723 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 GR1
3 .091 11/25/51 725
1,166,932 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 INV1
3 .022 12/25/51 970
19,229,529 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .500 01/25/52 15,862
8,621,298 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2 .500 01/25/52 7,112
3,215,442 (a),(c) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2 .721 01/25/52 2,614
2,169,747 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 LTV1
3 .243 06/25/52 1,803
6,106,736 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 INV1
3 .000 07/25/52 5,263
8,294,107 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 HP1
3 .000 09/25/52 7,136
6,252,074 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3 .000 10/25/52 5,375
4,944,593 (a),(c) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3 .000 01/25/53 4,253
7,198,985 (a),(c) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3 .500 02/25/53 6,396
1,475,889 (a),(c) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6 .000 09/25/55 1,490
8,000,000 (a),(c) Houston Galleria Mall Trust, Series 2025 HGLR
5 .644 02/05/45 8,287
2,500,000 (a),(c) Hudson Yards Mortgage Trust, Series 2016 10HY
3 .076 08/10/38 2,453
3,500,000 (a),(c) Hudson Yards Mortgage Trust, Series 2016 10HY
3 .076 08/10/38 3,424
4,750,000 (a),(c) Hudson Yards Mortgage Trust, Series 2019 55HY
3 .041 12/10/41 4,229
2,500,000 (a),(c) Hudson Yards Mortgage Trust, Series 2019 55HY
3 .041 12/10/41 2,168
2,000,000 (c) ICNQ Mortgage Trust, Series 2024 MF
5 .778 12/10/34 2,065
3,750,000 (c) ICNQ Mortgage Trust, Series 2024 MF
6 .074 12/10/34 3,854
2,000,000 (c) Ilpt Commercial Mortgage Trust, Series 2022 LPFX
3 .385 03/15/32 1,816
1,532,953 (a),(c) Imperial Fund Mortgage Trust, Series 2020 NQM1
2 .051 10/25/55 1,462
1,043,500 (a),(c) Imperial Fund Mortgage Trust, Series 2020 NQM1
3 .531 10/25/55 972
5,182,000 (a),(c) IP Mortgage Trust, Series 2025 IP
5 .425 06/10/42 5,280
1,110,585 (a),(c) J.P. Morgan Mortgage Trust, Series 2022 5
2 .953 09/25/52 892
1,000,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Corp, Series 2018 AON
4 .767 07/05/31 456
1,592,096 JP Morgan Chase Commercial Mortgage Securities Corp, Series 2015 JP1
3 .914 01/15/49 1,584
3,155,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3 .065 01/16/37 2,556
9,000,000 (a),(c) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 1.600%), Series 2025
BMS 5 .750 01/15/42 8,997
1,552,539 (a),(c) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1
5 .662 12/25/44 1,530
170,224 (a),(c) JP Morgan Mortgage Trust, Series 2015 3
3 .500 05/25/45 159
1,608,651 (a),(c) JP Morgan Mortgage Trust, Series 2015 6
3 .500 10/25/45 1,489
1,950,542 (a),(c) JP Morgan Mortgage Trust, Series 2018 3
3 .500 09/25/48 1,748
2,716,789 (a),(c) JP Morgan Mortgage Trust, Series 2018 5
3 .500 10/25/48 2,446
1,581,142 (a),(c) JP Morgan Mortgage Trust, Series 2017 5
4 .967 10/26/48 1,585
556,358 (a),(c) JP Morgan Mortgage Trust, Series 2018 9
4 .000 02/25/49 521
428,826 (a),(c) JP Morgan Mortgage Trust, Series 2019 1
4 .000 05/25/49 402
6,154,434 (a),(c) JP Morgan Mortgage Trust, Series 2020 1
3 .821 06/25/50 5,573
25,584,574 (a),(c) JP Morgan Mortgage Trust, Series 2021 3
0 .134 07/25/51 193
17,915,268 (a),(c) JP Morgan Mortgage Trust, Series 2021 4
0 .129 08/25/51 135
2,266,222 (a),(c) JP Morgan Mortgage Trust, Series 2021 4
2 .879 08/25/51 1,846
34,510,693 (a),(c) JP Morgan Mortgage Trust, Series 2021 6
0 .133 10/25/51 260
6,450,263 (a),(c) JP Morgan Mortgage Trust, Series 2021 6
2 .500 10/25/51 5,326
9,237,426 (a),(c) JP Morgan Mortgage Trust, Series 2021 INV2
0 .400 12/25/51 213
2,188,722 (a),(c) JP Morgan Mortgage Trust, Series 2021 10
2 .500 12/25/51 1,805
1,962,427 (a),(c) JP Morgan Mortgage Trust, Series 2021 INV4
3 .208 01/25/52 1,598
2,171,011 (a),(c) JP Morgan Mortgage Trust, Series 2021 12
2 .500 02/25/52 1,795
1,355,270 (a),(c) JP Morgan Mortgage Trust, Series 2022 INV1
3 .292 03/25/52 1,145
3,341,670 (a),(c) JP Morgan Mortgage Trust, Series 2021 14
2 .500 05/25/52 2,756
2,170,717 (a),(c) JP Morgan Mortgage Trust, Series 2021 LTV2
2 .927 05/25/52 1,867

Core Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 667,861 (a),(c) JP Morgan Mortgage Trust, Series 2021 INV8
3 .280% 05/25/52 $ 549
14,586,828 (a),(c) JP Morgan Mortgage Trust, Series 2022 2
3 .000 08/25/52 12,550
6,434,190 (a),(c) JP Morgan Mortgage Trust, Series 2022 INV3
3 .000 09/25/52 5,538
10,249,901 (a),(c) JP Morgan Mortgage Trust, Series 2022 LTV2
3 .500 09/25/52 9,094
6,226,850 (a),(c) JP Morgan Mortgage Trust, Series 2022 7
3 .000 12/25/52 5,348
1,951,340 (a),(c) JP Morgan Mortgage Trust, Series 2022 7
4 .000 12/25/52 1,790
1,514,678 JPMBB Commercial Mortgage Securities Trust, Series 2014 C22
4 .110 09/15/47 1,496
2,686,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4 .688 09/15/47 2,609
3,000,000 JPMBB Commercial Mortgage Securities Trust, Series 2015 C27
3 .898 02/15/48 2,587
1,016,705 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C29
4 .118 05/15/48 1,015
1,964,519 JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .106 08/15/48 1,946
3,000,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .709 08/15/48 2,373
8,452,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2015 C31
4 .709 08/15/48 8,021
1,820,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2016 C1
4 .849 03/17/49 1,780
868,186 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .457 03/15/50 863
1,000,000 (a) JPMCC Commercial Mortgage Securities Trust, Series 2017 JP5
3 .904 03/15/50 897
322,178 JPMCC Commercial Mortgage Securities Trust, Series 2017 JP7
3 .379 09/15/50 318
1,000,000 (a) JPMDB Commercial Mortgage Securities Trust, Series 2016 C4
3 .145 12/15/49 858
3,000,000 JPMDB Commercial Mortgage Securities Trust, Series 2017 C5
3 .694 03/15/50 2,957
7,575,000 JPMDB Commercial Mortgage Securities Trust, Series 2020 COR7
2 .536 05/13/53 6,205
3,500,000 (a),(c) KSL Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2024 HT2
6 .491 12/15/39 3,509
1,361,384 (c) Ladder Capital Commercial Mortgage Securities, Series 2013 GCP
3 .575 02/15/36 1,324
EUR 599,877 (a),(c) Last Mile Securities, (EURIBOR 3 M + 2.350%), Series 2021 1A
4 .384 08/17/31 706
1,536,813 (c) LCCM, Series 2017 LC26
3 .357 07/12/50 1,525
5,000,000 (c) Legends Outlets Kansas City KS Mortgage Secured Trust, Series 2024 LGND
6 .021 11/05/39 5,027
5,000,000 (c) LSTAR Commercial Mortgage Trust, Series 2017 5
4 .021 03/10/50 4,844
348,246 (a) Merrill Lynch Mortgage Investors Trust, (TSFR1M + 0.634%), Series 2006 WMC1
2 .278 01/25/37 343
3,500,000 (a),(c) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5 .624 05/18/42 3,515
1,687,000 (c) MIRA Trust, Series 2023 MILE
6 .755 06/10/38 1,758
3,000,000 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015 C22
3 .561 04/15/48 2,894
968,260 Morgan Stanley Capital I Trust, Series 2017 H1
3 .304 06/15/50 965
2,840,000 (a) Morgan Stanley Capital I Trust, Series 2018 H3
4 .429 07/15/51 2,809
1,050,000 Morgan Stanley Capital I Trust, Series 2019 L2
4 .272 03/15/52 1,019
23,878,869 (a),(c) Morgan Stanley Capital I Trust, Series 2024 NSTB
3 .900 09/24/57 23,519
514,833 (a),(c) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2 .500 07/25/51 462
5,533,169 (a),(c) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4 .000 02/25/53 5,090
2,500,000 (c) MRCD Mortgage Trust, Series 2019 PARK
2 .718 12/15/36 2,227
3,000,000 (a),(c) MSDB Trust, Series 2017 712F
3 .427 07/11/39 2,876
2,250,000 (a),(c) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5 .557 03/15/39 2,250
12,741,348 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5 .915 07/15/36 12,263
5,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
6 .030 07/15/36 4,654
2,900,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6 .430 07/15/36 2,475
5,000,000 (a),(c) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.829%), Series 2019 MILE
6 .980 07/15/36 3,982
2,700,000 (c) Natixis Commercial Mortgage Securities Trust, Series 2019 LVL
3 .885 08/15/38 2,630
549,024 (c) Natixis Commercial Mortgage Securities Trust, Series 2020 2PAC
2 .966 12/15/38 529
1,634,493 (a),(c) New Residential Mortgage Loan Trust, Series 2022 INV1
3 .515 03/25/52 1,359
91,079 (a) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4 .752 02/25/36 91
5,200,000 (a),(b),(c) NRTH PARK Mortgage Trust, (TSFR1M + 1.393%), Series 2025 PARK
5 .543 10/15/40 5,192
5,000,000 (a),(c) NYC Trust, (TSFR1M + 1.991%), Series 2024 3ELV
6 .141 08/15/29 5,030
3,800,000 (a),(c) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
6 .441 08/15/29 3,819
9,814,876 (a),(c) OBX Trust, Series 2021 J2
2 .500 07/25/51 8,096
369,808 (a),(c) OBX Trust, Series 2022 J2
3 .416 08/25/52 317
8,542,093 (a),(c) OBX Trust, Series 2022 INV5
4 .000 10/25/52 7,837
2,949,801 (a),(c) Oceanview Mortgage Trust, Series 2021 1
2 .500 05/25/51 2,433
2,179,301 (a),(c) Oceanview Mortgage Trust, Series 2022 1
4 .500 11/25/52 2,084
8,234,000 (c) Olympic Tower Mortgage Trust, Series 2017 OT
3 .566 05/10/39 7,877
11,190,000 (c) One Bryant Park Trust, Series 2019 OBP
2 .516 09/15/54 10,316
7,180,000 (a),(c) ONNI Commerical Mortgage Trust, Series 2024 APT
5 .753 07/15/39 7,353
7,000,000 (a),(c) ONNI Commerical Mortgage Trust, Series 2024 APT
6 .150 07/15/39 7,157
2,400,000 (a),(c) OPEN Trust, (TSFR1M + 5.236%), Series 2023 AIR
9 .386 11/15/40 2,410
2,500,000 (a),(c) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
5 .145 07/15/38 2,354
2,761,459 (a),(c) RCKT Mortgage Trust, Series 2022 4
3 .500 06/25/52 2,453

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 10,000,000 (a),(c) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5 .750% 09/15/30 $ 10,023
515,686 (a),(c) Sequoia Mortgage Trust, Series 2015 2
3 .500 05/25/45 476
462,933 (a),(c) Sequoia Mortgage Trust, Series 2016 1
3 .500 06/25/46 426
113,164 (a),(c) Sequoia Mortgage Trust, Series 2017 2
3 .500 02/25/47 103
1,749,590 (a),(c) Sequoia Mortgage Trust, Series 2017 6
3 .726 09/25/47 1,669
741,481 (a),(c) Sequoia Mortgage Trust, Series 2018 3
3 .500 03/25/48 673
55,591 (a),(c) Sequoia Mortgage Trust, Series 2018 7
4 .000 09/25/48 53
4,953,439 (a),(c) Sequoia Mortgage Trust, Series 2020 3
3 .000 04/25/50 4,263
375,896 (a),(c) Sequoia Mortgage Trust, Series 2021 1
2 .658 03/25/51 312
4,145,409 (a),(c) Sequoia Mortgage Trust, Series 2023 1
5 .000 01/25/53 4,014
337,735 (a),(c) Shellpoint Co-Originator Trust, Series 2017 1
3 .500 04/25/47 308
4,350,000 (c) SLG Office Trust, Series 2021 OVA
2 .585 07/15/41 3,872
17,215,000 (c) SLG Office Trust, Series 2021 OVA
2 .851 07/15/41 14,934
9,614,610 (a),(c) SMR Mortgage Trust, (TSFR1M + 1.650%), Series 2022 IND
5 .800 02/15/39 9,616
9,156,771 (a),(c) SMR Mortgage Trust, (TSFR1M + 2.950%), Series 2022 IND
7 .100 02/15/39 9,178
3,000,000 (a),(c) SREIT Trust, (TSFR1M + 1.286%), Series 2021 MFP2
5 .436 11/15/36 2,998
GBP 347,448 (a),(c) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%), Series 2021 UK1A
5 .533 05/17/31 469
GBP 506,281 (a),(c) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%), Series 2021 UK1A
5 .636 05/17/31 683
3,500,000 (a),(c) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5 .742 06/15/39 3,499
3,500,000 (a),(c) TX Trust, (TSFR1M + 2.640%), Series 2024 HOU
6 .959 06/15/39 3,514
2,012,525 UBS Commercial Mortgage Trust, Series 2017 C1
3 .256 06/15/50 2,003
710,848 UBS Commercial Mortgage Trust, Series 2017 C4
3 .366 10/15/50 706
1,570,000 UBS Commercial Mortgage Trust, Series 2017 C4
3 .563 10/15/50 1,536
7,665,000 (a) UBS Commercial Mortgage Trust, Series 2018 C9
4 .318 03/15/51 7,320
2,000,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .492 06/15/51 1,961
2,500,000 (a) UBS Commercial Mortgage Trust, Series 2018 C11
4 .713 06/15/51 2,348
1,750,000 UBS Commercial Mortgage Trust, Series 2018 C13
4 .334 10/15/51 1,734
1,444,904 (a),(c) Verus Securitization Trust, Series 2021 7
2 .240 10/25/66 1,279
4,000,000 (a),(c) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.742%), Series 2025 NYCH
5 .892 06/15/42 4,007
10,000,000 (a),(c) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.350%), Series 2025 B33RP
5 .500 08/15/42 10,015
2,279,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS1
3 .988 05/15/48 2,131
108 Wells Fargo Commercial Mortgage Trust, Series 2016 C35
2 .788 07/15/48  0^
872,111 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .635 03/15/50 849
2,000,000 Wells Fargo Commercial Mortgage Trust, Series 2017 RB1
3 .757 03/15/50 1,927
3,091,255 Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .261 07/15/50 3,074
2,197,255 (a) Wells Fargo Commercial Mortgage Trust, Series 2017 C38
3 .903 07/15/50 2,006
3,004,924 Wells Fargo Commercial Mortgage Trust, Series 2017 C39
3 .212 09/15/50 2,977
1,254,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2018 C45
4 .405 06/15/51 1,235
1,700,000 Wells Fargo Commercial Mortgage Trust, Series 2021 21-C60
2 .547 08/15/54 1,491
1,000,000 (a) Wells Fargo Commercial Mortgage Trust, Series 2015 NXS2
4 .105 07/15/58 961
6,900,000 Wells Fargo Commercial Mortgage Trust, Series 2016 C33
3 .749 03/15/59 6,853
131,570 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4 .000 04/25/49 125
1,883,803 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2019 4
3 .500 09/25/49 1,700
797,173 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3 .000 07/25/50 688
9,966,684 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2 .500 06/25/51 8,233
1,221,713 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2021 INV2
3 .640 09/25/51 1,029
4,036,006 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2 .500 12/25/51 3,329
3,412,767 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .000 03/25/52 2,938
3,934,462 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .423 03/25/52 3,292
5,862,979 (a),(c) Wells Fargo Mortgage Backed Securities Trust, Series 2022 INV1
3 .500 03/25/52 5,212
2,610,475 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11
3 .714 03/15/45 2,586
247,062 (a),(c) WinWater Mortgage Loan Trust, Series 2014 1
3 .929 06/20/44 212
TOTAL OTHER MORTGAGE BACKED 1,061,496
TOTAL STRUCTURED ASSETS
(Cost $1,666,554) 1,584,611
TOTAL LONG-TERM INVESTMENTS
(Cost $12,052,795) 11,608,941

Core Bond

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
35,873,698 (g) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(h) $ 35,874
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $35,874) 35,874
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 1.3%
GOVERNMENT AGENCY DEBT - 0.6%
$ 8,330,000 Federal Home Loan Bank Discount Notes 0 .000 10/10/25 8,321
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/14/25 9,984
14,250,000 Federal Home Loan Bank Discount Notes 0 .000 10/15/25 14,226
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 10/17/25 4,991
12,500,000 Federal Home Loan Bank Discount Notes 0 .000 10/22/25 12,469
10,000,000 Federal Home Loan Bank Discount Notes 0 .000 11/12/25 9,954
7,500,000 Federal Home Loan Bank Discount Notes 0 .000 01/06/26 7,422
5,000,000 Federal Home Loan Bank Discount Notes 0 .000 01/20/26 4,941
TOTAL GOVERNMENT AGENCY DEBT 72,308
TREASURY DEBT - 0.7%
15,000,000 United States Treasury Bill 0 .000 10/23/25 14,963
10,000,000 United States Treasury Bill 0 .000 10/28/25 9,969
20,000,000 United States Treasury Bill 0 .000 10/30/25 19,935
10,000,000 United States Treasury Bill 0 .000 11/18/25 9,947
25,000,000 United States Treasury Bill 0 .000 11/25/25 24,847
TOTAL TREASURY DEBT 79,661
TOTAL SHORT-TERM INVESTMENTS
(Cost $151,958) 151,969
TOTAL INVESTMENTS - 98.7%
(Cost $12,240,627) 11,796,784
OTHER ASSETS & LIABILITIES, NET - 1.3% 150,150
NET ASSETS - 100.0% $11,946,934

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Switzerland Franc
CLP Chilean Peso
CNY Chinese Yuan
COP Colombia Peso
CZK Czech Republic Koruna
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
SOFR90A 90 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TBD Bank loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
^ Amount represents less than $1,000.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,305,544,448 or 19.5% of Total
Investments.
(d) Perpetual security. Maturity date is not applicable.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $45,947,124.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.

Core Bond

Portfolio of Investments September 30, 2025
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 1,852 12/19/25  $ 206,646 $ 208,350 $ 1,704
U.S. Treasury 5-Year Note 3,919 12/31/25 426,522 427,936 1,414
Total 5,771  $ 633,168  $ 636,286  $ 3,118
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 1,524 NZD 2,532 Australia and New Zealand Banking Group Limited 10/10/25 55
$ 702 AUD 1,061 Bank of America, N.A. 10/10/25 (0) ^
$ 1,140 CHF 899 Bank of America, N.A. 10/10/25 10
$ 22,690 CNH 160,755 Bank of America, N.A. 11/14/25 65
$ 110,739 EUR 93,847 Bank of America, N.A. 10/10/25 489
$ 4,115 EUR 3,487 Bank of America, N.A. 10/10/25 19
$ 764 EUR 650 Bank of America, N.A. 10/10/25 0 ^
$ 1,498 EUR 1,275 Bank of America, N.A. 10/10/25 1
$ 25,443 GBP 18,723 Bank of America, N.A. 10/10/25 261
$ 32,596 JPY 4,734,315 Bank of America, N.A. 10/10/25 547
$ 1,173 CZK 24,319 Citibank N.A. 10/10/25 0 ^
$ 8,804 KRW 12,190,870 Citibank N.A. 10/15/25 116
$ 685 RON 2,968 Citibank N.A. 10/10/25 0
$ 541 HUF 181,629 Goldman Sachs 10/10/25 (6)
$ 1,396 PLN 5,063 Goldman Sachs 10/10/25 3
JPY 354,707 $ 2,404 Goldman Sachs 10/10/25 (3)
JPY 315,358 $ 2,137 Goldman Sachs 10/10/25 (2)
$ 10,849 CAD 14,765 Morgan Stanley Capital Services 10/10/25 234
$ 512 EUR 432 Morgan Stanley Capital Services 10/10/25 5
$ 706 EUR 599 Morgan Stanley Capital Services 10/10/25 2
$ 412 EUR 348 Morgan Stanley Capital Services 10/10/25 4
$ 706 EUR 595 Morgan Stanley Capital Services 10/10/25 7
$ 446 MXN 8,338 Morgan Stanley Capital Services 10/10/25 (9)
$ 608 NOK 6,121 Morgan Stanley Capital Services 10/10/25 (6)
$ 488 PEN 1,710 Morgan Stanley Capital Services 10/15/25 (4)
EUR 285 $ 327 Morgan Stanley Capital Services 10/10/25 8
EUR 680 $ 799 Morgan Stanley Capital Services 10/10/25 (1)
GBP 717 $ 965 Morgan Stanley Capital Services 10/10/25 (0) ^
JPY 334,279 $ 2,262 Morgan Stanley Capital Services 10/10/25 1
$ 5,220 AUD 7,988 Standard Chartered Bank 10/10/25 (67)
$ 747 AUD 1,140 Standard Chartered Bank 10/10/25 (7)
$ 2,421 IDR 39,909,990 Standard Chartered Bank 10/15/25 29
$ 1,504 THB 47,593 Standard Chartered Bank 10/15/25 33
EUR 355 $ 417 Standard Chartered Bank 10/10/25 (0) ^
JPY 196,628 $ 1,334 Standard Chartered Bank 10/10/25 (3)
$ 515 ZAR 9,047 Standard Chartered Bank 10/10/25 (8)
Total  $ 1,773
Total unrealized appreciation on forward foreign currency contracts  $ 1,889
Total unrealized depreciation on forward foreign currency contracts  $ (116)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
AUD Australian Dollar
CAD Canadian Dollar
CHF Switzerland Franc
CNH Chinese Yuan Renminbi Offshore
CZK Czech Republic Koruna
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand
^ Amount represents less than $1,000.
Credit Default Swaps - Centrally Cleared
SOLD
Counterparty
Reference
Entity
Fixed Rate
(Annualized)
Current
Credit
Spread(a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
(000)(b)
Value
(000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Citigroup Global Markets,
Inc
CDX-
NAHYS45V1-5Y 5.000% 5.000% Quarterly 12/20/30 $ 150,000 $ (11,772) $ (11,405) $ (367)
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Account could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Core Bond

Portfolio of Investments September 30, 2025
(continued)
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Core Bond
Long-Term Investments
:
Bank loan obligations $— $20,688 $— $20,688
Corporate bonds — 3,137,450 — 3,137,450
Government bonds — 6,861,757 — 6,861,757
Preferred stocks 4,435 — — 4,435
Structured assets — 1,584,611 — 1,584,611
Investments purchased with collateral from securities lending 35,874 — — 35,874
Short-Term Investments
:
Government agency debt — 72,308 — 72,308
Treasury debt — 79,661 — 79,661
Investments in Derivatives
:
Futures contracts* 3,118 — — 3,118
Forward foreign currency contracts* — 1,773 — 1,773
Credit default swap contracts* — (367) — (367)
Total $43,427 $11,757,881 $— $11,801,308
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments September 30, 2025
Inflation-Linked Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.5%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.1%
$ 2,072,708 (a) Core & Main LP, Term Loan B, (TSFR1M + 2.000%) 6 .166% 07/27/28 $ 2,076
1,925,000 (a) Fluidra, S.A., Term Loan B, (TSFR1M + 1.925%) 6.188 01/29/29 1,929
2,620,227 (a) Zurn Holdings, Inc., Term Loan B, (TSFR1M + 2.000%) 6.278 10/04/28 2,640
TOTAL CAPITAL GOODS 6,645
CONSUMER DURABLES & APPAREL - 0.0%
680,000 (a) Crocs, Inc., Term Loan, (TSFR3M + 2.250%) 6.252 02/20/29 683
TOTAL CONSUMER DURABLES & APPAREL 683
CONSUMER SERVICES - 0.1%
2,902,458 (a) 101B.C. Unlimited Liability Company, Term Loan B6, (TSFR1M + 1.750%) 5.913 09/23/30 2,896
2,407,125 (a) Flutter Financing B.V., Term Loan B, (TSFR3M + 1.750%) 5.752 11/29/30 2,404
TOTAL CONSUMER SERVICES 5,300
FINANCIAL SERVICES - 0.0%
1,503,605 (a) Trans Union, LLC, Term Loan B9, (TSFR1M + 1.750%) 5.913 06/24/31 1,504
TOTAL FINANCIAL SERVICES 1,504
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
528,081 (a) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6.163 12/03/31 530
TOTAL HEALTH CARE EQUIPMENT & SERVICES 530
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
146,826 (a) Avantor Funding, Inc., Term Loan, (TSFR1M + 2.000%) 6.263 11/08/27 148
1,550,853 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6.413 05/05/28 1,554
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,702
SOFTWARE & SERVICES - 0.0%
1,694,000 (a) Gen Digital Inc., Term Loan B, (TSFR1M + 1.750%) 5.913 09/12/29 1,691
TOTAL SOFTWARE & SERVICES 1,691
TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
91,763 (a) Coherent Corp, (TSFR1M + 2.000%) 6.316 07/02/29 92
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 92
TOTAL BANK LOAN OBLIGATIONS
(Cost $18,052) 18,147
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 2.3%
AUTOMOBILES & COMPONENTS - 0.0%
2,000,000 (b) Ford Otomotiv Sanayi AS.
7.125 04/25/29 2,047
TOTAL AUTOMOBILES & COMPONENTS 2,047
BANKS - 0.2%
1,625,000 (b) Banco de Chile
2.990 12/09/31 1,483
3,000,000 Bank of America Corp
5.162 01/24/31 3,096
1,500,000 Bank of America Corp
5.511 01/24/36 1,568
1,825,000 (b) BBVA Bancomer S.A. Institucion de Banca Multiple Grupo Financiero BBVA Mexico
7.625 02/11/35 1,920
2,000,000 CitiBank NA
4.576 05/29/27 2,018
950,000 Citigroup, Inc
4.503 09/11/31 951
3,500,000 (c) JPMorgan Chase & Co
5.103 04/22/31 3,616
1,500,000 JPMorgan Chase & Co
5.502 01/24/36 1,569
2,000,000 Wells Fargo & Co
5.150 04/23/31 2,063
TOTAL BANKS 18,284
CAPITAL GOODS - 0.1%
2,000,000 Boeing Co
3.250 02/01/28 1,954
875,000 Embraer Netherlands Finance BV
5.980 02/11/35 928
1,275,000 (b) Sociedad Quimica y Minera de Chile S.A.
6.500 11/07/33 1,377
TOTAL CAPITAL GOODS 4,259
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,250,000 (b) Bidvest Group UK plc
6.200 09/17/32 2,264

Inflation-Linked Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 1,111,000 (b) Prime Security Services Borrower LLC
5.750% 04/15/26 $ 1,116
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,380
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
3,505,000 (b) Albertsons Cos, Inc
6.500 02/15/28 3,560
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,560
ENERGY - 0.6%
2,275,000 Ecopetrol S.A.
4.625 11/02/31 2,041
4,000,000 Ecopetrol S.A.
7.750 02/01/32 4,139
2,950,353 (b) EIG Pearl Holdings Sarl
3.545 08/31/36 2,721
1,500,000 Enbridge, Inc
6.000 11/15/28 1,578
2,000,000 Energy Transfer LP
6.400 12/01/30 2,168
2,000,000 EQT Corp
6.500 07/01/27 2,048
5,000,000 (b) Hilcorp Energy I LP
6.000 04/15/30 4,914
2,000,000 (b) Hilcorp Energy I LP
6.250 04/15/32 1,919
5,000,000 (b) Kinetik Holdings LP
5.875 06/15/30 5,029
5,000,000 Occidental Petroleum Corp
3.500 08/15/29 4,769
3,150,000 (b) Parkland Corp
4.625 05/01/30 3,063
4,000,000 Petrobras Global Finance BV
5.125 09/10/30 3,953
1,000,000 Petroleos Mexicanos
5.350 02/12/28 996
2,375,000 Petroleos Mexicanos
6.700 02/16/32 2,354
3,480,000 (b) Petronas Capital Ltd
4.950 01/03/31 3,592
2,000,000 (b) Petronas Capital Ltd
5.340 04/03/35 2,086
328,947 Reliance Industries Ltd
2.444 01/15/26 327
2,950,000 (b) Saudi Arabian Oil Co
5.250 07/17/34 3,034
TOTAL ENERGY 50,731
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
1,000,000 Healthcare Realty Holdings LP
3.750 07/01/27 992
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 992
FINANCIAL SERVICES - 0.1%
2,000,000 AerCap Ireland Capital DAC
3.000 10/29/28 1,927
1,500,000 (b),(c) Indian Railway Finance Corp Ltd
3.570 01/21/32 1,424
3,500,000 Morgan Stanley
5.192 04/17/31 3,614
1,000,000 Morgan Stanley
5.587 01/18/36 1,047
TOTAL FINANCIAL SERVICES 8,012
FOOD, BEVERAGE & TOBACCO - 0.1%
3,000,000 (b) Bimbo Bakeries USA, Inc
6.400 01/15/34 3,268
3,000,000 (b) Gruma SAB de C.V.
5.390 12/09/34 3,064
2,000,000 (b) Mars, Inc
4.800 03/01/30 2,038
TOTAL FOOD, BEVERAGE & TOBACCO 8,370
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
2,000,000 CVS Health Corp
1.300 08/21/27 1,895
2,000,000 HCA, Inc
5.625 09/01/28 2,064
11,380,000 Montefiore Medical Center
2.895 04/20/32 10,156
2,000,000 UnitedHealth Group, Inc
4.000 05/15/29 1,993
TOTAL HEALTH CARE EQUIPMENT & SERVICES 16,108
INSURANCE - 0.0%
2,000,000 Reinsurance Group of America, Inc
5.750 09/15/34 2,091
TOTAL INSURANCE 2,091
MATERIALS - 0.2%
1,750,000 Amcor Group Finance plc
5.450 05/23/29 1,808
600,000 (b) Antofagasta plc
5.625 05/13/32 621
1,575,000 (b) Antofagasta plc
6.250 05/02/34 1,688
1,175,000 (b) Antofagasta plc
5.625 09/09/35 1,197
4,700,000 (b) Corp Nacional del Cobre de Chile
5.125 02/02/33 4,714
1,500,000 (b) Corp Nacional del Cobre de Chile
6.330 01/13/35 1,600
2,500,000 (b) Freeport Indonesia PT
5.315 04/14/32 2,530
650,000 (b),(c) Nexa Resources S.A.
6.750 04/09/34 690

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MATERIALS (continued)
$ 2,300,000 (b) OCP S.A.
6.750% 05/02/34 $ 2,500
TOTAL MATERIALS 17,348
MEDIA & ENTERTAINMENT - 0.1%
5,000,000 (b) CCO Holdings LLC
5.125 05/01/27 4,966
TOTAL MEDIA & ENTERTAINMENT 4,966
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
2,000,000 Amgen, Inc
5.150 03/02/28 2,047
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,715,000 (b),(c) SK Hynix, Inc
6.500 01/17/33 1,891
1,575,000 TSMC Arizona Corp
1.750 10/25/26 1,537
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,428
SOFTWARE & SERVICES - 0.0%
975,000 Oracle Corp
5.200 09/26/35 980
TOTAL SOFTWARE & SERVICES 980
TELECOMMUNICATION SERVICES - 0.2%
2,000,000 AT&T, Inc
2.550 12/01/33 1,703
3,550,000 (b) Sitios Latinoamerica SAB de C.V.
6.000 11/25/29 3,689
500,000 (b) Telefonica Moviles Chile S.A.
3.537 11/18/31 281
2,000,000 T-Mobile USA, Inc
5.050 07/15/33 2,043
4,500,000 (b) Turk Telekomunikasyon AS.
6.950 10/07/32 4,473
2,000,000 Verizon Communications, Inc
5.250 04/02/35 2,034
TOTAL TELECOMMUNICATION SERVICES 14,223
TRANSPORTATION - 0.1%
2,500,000 (b) Grupo Aeromexico SAB de C.V.
8.625 11/15/31 2,497
2,000,000 (b) Latam Airlines Group S.A.
7.625 01/07/31 2,071
5,460,000 (b) Transnet SOC Ltd
8.250 02/06/28 5,759
TOTAL TRANSPORTATION 10,327
UTILITIES - 0.1%
1,450,000 (b) Banco Nacional de Comercio Exterior SNC
5.875 05/07/30 1,502
1,700,000 (b) Comision Federal de Electricidad
5.700 01/24/30 1,726
2,000,000 Duke Energy Carolinas LLC
2 .550 04/15/31 1,831
2,500,000 (b) Ferrellgas LP
5.875 04/01/29 2,327
2,000,000 Florida Power & Light Co
4.800 05/15/33 2,034
1,450,000 (b) Israel Electric Corp Ltd
3.750 02/22/32 1,342
TOTAL UTILITIES 10,762
TOTAL CORPORATE BONDS
(Cost $180,567) 181,915
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 93.1%
FOREIGN GOVERNMENT BONDS - 0.1%
6,250,000 (b) Central American Bank for Economic Integration
5 .000 02/09/26 6,264
TOTAL FOREIGN GOVERNMENT BONDS 6,264
MORTGAGE BACKED - 1.9%
360,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7.456 03/25/42 370
6,235,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7.706 01/25/43 6,515
4,465,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.906 05/25/43 4,714
918,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
7.056 07/25/43 950
6,324,200 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9.188 07/25/43 6,664
4,510,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.906 10/25/43 4,717
5,710,383 (a) Fannie Mae REMICS, (SOFR30A + 1.400%)
5.756 08/25/54 5,756
17,000,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7.706 05/25/42 17,653
4,355,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8.856 06/25/42 4,609
10,605,000 (a),(b) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7.598 04/25/43 11,113
13,215,899 Ginnie Mae I Pool
3.600 09/15/31 12,914
6,760,166 Ginnie Mae I Pool
3.650 02/15/32 6,604
1,729,710 Ginnie Mae I Pool
3.380 07/15/35 1,642
2,341,840 Ginnie Mae I Pool
3.870 10/15/36 2,258
29,911,082 Ginnie Mae I Pool
1.730 07/15/37 25,566
20,511,746 Ginnie Mae I Pool
1.650 07/15/42 16,127

Inflation-Linked Bond

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 23,099,954 Ginnie Mae I Pool
2.750% 01/15/45 $ 21,807
TOTAL MORTGAGE BACKED 149,979
OTHER MORTGAGE BACKED - 0.0%
3,700,000 (a),(b) DK Trust, (TSFR1M + 1.593%)
5.943 08/15/37 3,706
1,150,000 (a),(b) DK Trust, (TSFR1M + 1.843%)
5.993 08/15/37 1,153
TOTAL OTHER MORTGAGE BACKED 4,859
U.S. TREASURY SECURITIES - 91.1%
13,694,670 (d) United States Treasury Inflation Indexed Bonds
0.125 10/15/25 13,685
122,390,347 (d) United States Treasury Inflation Indexed Bonds
0.625 01/15/26 122,044
31,615,159 (d) United States Treasury Inflation Indexed Bonds
2.000 01/15/26 31,643
92,197,985 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/26 91,711
111,517,210 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/26 111,127
250,927,888 (d) United States Treasury Inflation Indexed Bonds
0.125 10/15/26 249,539
211,958,880 (d) United States Treasury Inflation Indexed Bonds
0.375 01/15/27 210,301
132,887,817 (d) United States Treasury Inflation Indexed Bonds
2.375 01/15/27 135,227
165,208,040 (d) United States Treasury Inflation Indexed Bonds
0.125 04/15/27 162,919
154,504,350 (d) United States Treasury Inflation Indexed Bonds
0.375 07/15/27 153,454
147,214,800 (d) United States Treasury Inflation Indexed Bonds
1.625 10/15/27 149,574
252,096,075 (d) United States Treasury Inflation Indexed Bonds
0.500 01/15/28 249,166
188,733,456 (d) United States Treasury Inflation Indexed Bonds
1.750 01/15/28 191,816
213,989,965 (d) United States Treasury Inflation Indexed Bonds
1.250 04/15/28 214,807
135,262,402 (d) United States Treasury Inflation Indexed Bonds
3.625 04/15/28 143,879
120,581,593 (d) United States Treasury Inflation Indexed Bonds
0.750 07/15/28 120,024
59,693,190 (d) United States Treasury Inflation Indexed Bonds
2.375 10/15/28 62,175
293,603,940 (d) United States Treasury Inflation Indexed Bonds
0.875 01/15/29 291,354
147,297,403 (d) United States Treasury Inflation Indexed Bonds
2.500 01/15/29 153,900
394,051,245 (d) United States Treasury Inflation Indexed Bonds
2.125 04/15/29 406,734
53,722,827 (d) United States Treasury Inflation Indexed Bonds
3.875 04/15/29 58,728
246,257,700 (d) United States Treasury Inflation Indexed Bonds
0.250 07/15/29 238,866
150,122,643 (d) United States Treasury Inflation Indexed Bonds
1.625 10/15/29 153,092
297,094,519 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/30 283,610
284,877,378 (d) United States Treasury Inflation Indexed Bonds
1.625 04/15/30 289,240
173,220,101 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/30 164,684
318,786,143 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/31 299,318
283,789,370 (d) United States Treasury Inflation Indexed Bonds
0.125 07/15/31 264,997
160,212,831 (d) United States Treasury Inflation Indexed Bonds
0.125 01/15/32 147,508
50,229,240 (d) United States Treasury Inflation Indexed Bonds
3.375 04/15/32 56,207
255,102,510 (d) United States Treasury Inflation Indexed Bonds
0.625 07/15/32 241,424
358,166,724 (d) United States Treasury Inflation Indexed Bonds
1.125 01/15/33 347,118
277,905,246 (d) United States Treasury Inflation Indexed Bonds
1.375 07/15/33 273,608
444,601,056 (d) United States Treasury Inflation Indexed Bonds
1.750 01/15/34 446,672
344,718,030 (d) United States Treasury Inflation Indexed Bonds
1.875 07/15/34 349,721
333,859,232 (d) United States Treasury Inflation Indexed Bonds
2.125 01/15/35 343,690
72,373,079 (d) United States Treasury Inflation Indexed Bonds
1.875 07/15/35 72,959
TOTAL U.S. TREASURY SECURITIES 7,296,521
TOTAL GOVERNMENT BONDS
(Cost $7,492,723) 7,457,623
SHARES DESCRIPTION VALUE (000)
INVESTMENT COMPANIES - 0.1%
475,737 Invesco Senior Loan ETF 9,957
TOTAL INVESTMENT COMPANIES
(Cost $10,002) 9,957
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.8%
ASSET BACKED - 1.7%
4,925,000 CNH Equipment Trust, Series 2024 C
4.030 01/15/30 4,935
2,887,500 (b) DB Master Finance LLC, Series 2021 1A
2 .045 11/20/51 2,811
5,678,750 (b) DB Master Finance LLC, Series 2021 1A
2.493 11/20/51 5,352
4,235,000 (b) DB Master Finance LLC, Series 2021 1A
2.791 11/20/51 3,759
14,055,000 Ford Credit Auto Owner Trust, Series 2024 C
4.070 07/15/29 14,089

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 18,000,000 (b) Ford Credit Auto Owner Trust, Series 2024 1
4.870% 08/15/36 $ 18,432
9,900,000 GM Financial Consumer Automobile Receivables Trust, Series 2024 4
4.400 08/16/29 9,968
2,934,427 (b),(e) Industrial DPR Funding Ltd, Series 2022 1A
5.380 04/15/34 2,639
2,041,005 (b) MVW LLC, Series 2021 2A
1.830 05/20/39 1,933
6,108,962 (b) Oak Street Investment Grade Net Lease Fund Series, Series 2021 2A
2.380 11/20/51 5,891
3,859,944 (b) Sunnova Helios VIII Issuer LLC, Series 2022 A
2.790 02/22/49 3,266
16,425,000 (b) Tesla Auto Lease Trust, Series 2024 B
4.820 10/20/27 16,516
18,650,000 Toyota Auto Receivables Owner Trust, Series 2024 D
4.400 06/15/29 18,777
25,000,000 (b) Verizon Master Trust Series, Series 2024 5
5.000 06/21/32 25,764
TOTAL ASSET BACKED 134,132
OTHER MORTGAGE BACKED - 2.1%
5,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 1.750%), Series 2025 ARCP
5.900 06/15/35 5,008
3,000,000 (a),(b) ARDN Mortgage Trust, (TSFR1M + 3.000%), Series 2025 ARCP
7.150 06/15/35 3,007
2,000,000 (a) Benchmark Mortgage Trust, Series 2018 B2
4.435 02/15/51 1,528
12,600,000 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2
5.462 10/15/38 12,593
5,277,870 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.385%), Series 2021 CIP
5.535 12/15/38 5,277
4,762,490 (a),(b) BX Commercial Mortgage Trust, (TSFR1M + 1.392%), Series 2024 XL5
5.542 03/15/41 4,771
1,855,952 (a),(b) BX Trust, (TSFR1M + 1.501%), Series 2021 SDMF
6.598 09/15/34 1,849
2,000,000 (a),(b) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5.990 01/17/39 1,999
5,650,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.014%), Series 2021 PRM2
6.165 10/15/38 5,618
7,500,000 (a),(b) Citigroup Commercial Mortgage Trust, (TSFR1M + 2.514%), Series 2021 PRM2
6.665 10/15/38 7,496
706,540 (b) COMM Mortgage Trust, Series 2013 CR6
3.397 03/10/46 689
1,765,535 (a) COMM Mortgage Trust, Series 2014 CR14
3.792 02/10/47 1,718
5,130,062 COMM Mortgage Trust, Series 2014 CR17
4.377 05/10/47 4,993
2,500,000 (a) COMM Mortgage Trust, Series 2015 CR26
4.647 10/10/48 2,464
150,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8.206 05/25/42 156
4,000,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08
7.956 07/25/42 4,163
4,500,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
9.106 09/25/42 4,799
10,855,000 (a),(b) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8.106 12/25/42 11,410
2,949,000 DBJPMortgage Trust, Series 2016 C1
3.539 05/10/49 2,906
4,041,327 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP
5.585 11/15/38 4,038
1,983,473 (a),(b) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP
6.384 11/15/38 1,983
11,000,000 (b) GM Financial Revolving Receivables Trust, Series 2024 1
4.980 12/11/36 11,288
5,000,000 (a),(b) INTOWN Mortgage Trust, (TSFR1M + 2.250%), Series 2025 STAY
6.500 03/15/42 5,001
2,000,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020 NNN
3.620 01/16/37 840
2,391,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust, (TSFR1M + 2.064%), Series 2021
MHC 6.215 04/15/38 2,395
2,200,000 (a) JPMBB Commercial Mortgage Securities Trust, Series 2014 C23
4.688 09/15/47 2,137
5,750,000 (a),(b) MF1 LLC, (TSFR1M + 1.488%), Series 2025 FL19
5.624 05/18/42 5,775
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2.718 12/15/36 1,863
2,500,000 (b) MRCD Mortgage Trust, Series 2019 PARK
2.718 12/15/36 1,765
8,497,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 1.397%), Series 2022 LPFL
5.557 03/15/39 8,498
6,555,000 (a),(b) MTN Commercial Mortgage Trust, (TSFR1M + 2.943%), Series 2022 LPFL
7.773 03/15/39 6,547
2,500,000 (a),(b) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6.430 07/15/36 2,133
2,000,000 (a),(b) NYC Trust, (TSFR1M + 2.291%), Series 2024 3ELV
6.441 08/15/29 2,010
2,000,000 (a),(b) PKHL Commercial Mortgage Trust, (TSFR1M + 0.994%), Series 2021 MF
5.145 07/15/38 1,883
2,100,000 (a),(b) SCG Trust, (TSFR1M + 1.500%), Series 2025 SNIP
5.750 09/15/30 2,105
7,325,417 (a),(b) SMR Mortgage Trust, (TSFR1M + 2.400%), Series 2022 IND
6.550 02/15/39 7,337
5,000,000 (a),(b) TX Trust, (TSFR1M + 1.591%), Series 2024 HOU
5.742 06/15/39 4,998
7,165,000 UBS Commercial Mortgage Trust, Series 2017 C1
4.036 06/15/50 6,815
6,096,642 (a),(b) Verus Securitization Trust, Series 2021 7
2.240 10/25/66 5,398
1,951,000 (a) WFRBS Commercial Mortgage Trust, Series 2013 C11
4.146 03/15/45 1,880
TOTAL OTHER MORTGAGE BACKED 169,133
TOTAL STRUCTURED ASSETS
(Cost $306,661) 303,265
TOTAL LONG-TERM INVESTMENTS
(Cost $8,008,005) 7,970,907

Inflation-Linked Bond

Portfolio of Investments September 30, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
6,018,521 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4.180%(g) $ 6,019
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,019) 6,019
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0.4%
$ 33,272,000 (h) Fixed Income Clearing Corporation 4.200 10/01/25 33,272
TOTAL REPURCHASE AGREEMENT 33,272
TOTAL SHORT-TERM INVESTMENTS
(Cost $33,272) 33,272
TOTAL INVESTMENTS - 100.0%
(Cost $8,047,296) 8,010,198
OTHER ASSETS & LIABILITIES, NET - (0.0)% (2,565)
NET ASSETS - 100.0% $8,007,633
ETF Exchange Traded Fund
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $397,465,911 or 5.0% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,786,533.
(d) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $33,275,882 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
0.125% and maturity date 1/15/32, valued at $33,937,475.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. Treasury 10-Year Note 988 12/19/25  $ 110,241 $ 111,150 $ 909
U.S. Treasury 2-Year Note 523 12/31/25 108,789 108,992 203
U.S. Treasury 5-Year Note 1,293 12/31/25 140,723 141,190 467
Total 2,804  $ 359,753  $ 361,332  $ 1,579

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Inflation-Linked Bond
Long-Term Investments
:
Bank loan obligations $— $18,147 $— $18,147
Corporate bonds — 181,915 — 181,915
Government bonds — 7,457,623 — 7,457,623
Investment companies 9,957 — — 9,957
Structured assets — 300,626 2,639 303,265
Investments purchased with collateral from securities lending 6,019 — — 6,019
Short-Term Investments
:
Repurchase agreement — 33,272 — 33,272
Investments in Derivatives
:
Futures contracts* 1,579 — — 1,579
Total $17,555 $7,991,583 $2,639 $8,011,777
* Represents net unrealized appreciation (depreciation).

Social Choice
Portfolio of Investments September 30, 2025

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
LONG-TERM INVESTMENTS - 99.4%
BANK LOAN OBLIGATIONS - 0.2%
CAPITAL GOODS - 0.0%
$ 450,366 (a),(b) KDC Agribusiness Fairless Hills LLC 12.000% 09/17/25 $0^
TOTAL CAPITAL GOODS  0^
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
15,360,000 (c) Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%) 8.778 05/08/28 15,360
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 15,360
UTILITIES - 0.1%
10,944,627 (c) TerraForm Power Operating, LLC, Term Loan B, (TSFR3M + 2.000%) 6.002 05/30/29 10,948
4,676,500 (c) Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%) 6.163 04/30/31 4,634
TOTAL UTILITIES 15,582
TOTAL BANK LOAN OBLIGATIONS
(Cost $31,231) 30,942
SHARES DESCRIPTION VALUE (000)
COMMON STOCKS - 59.4%
AUTOMOBILES & COMPONENTS - 0.4%
113,025 (d) Aptiv plc 9,745
186,559 Bayerische Motoren Werke AG. 18,803
366,900 Bridgestone Corp 16,957
416,728 Cie Generale des Etablissements Michelin S.C.A 15,008
671,100 (d) Isuzu Motors Ltd 8,458
22,944 (d),(e) Rivian Automotive, Inc 337
1,085,269 Yamaha Motor Co Ltd 8,126
TOTAL AUTOMOBILES & COMPONENTS 77,434
BANKS - 3.4%
1,117,638 Australia and New Zealand Banking Group 24,542
1,771,446 Banco Bilbao Vizcaya Argentaria S.A. 34,135
846,822 Bank Hapoalim Ltd 17,214
3,156,757 BOC Hong Kong Holdings Ltd 14,789
974,476 Citigroup, Inc 98,909
1,366 Citizens Financial Group, Inc 73
429,833 Commonwealth Bank of Australia 47,468
1,207,500 Concordia Financial Group Ltd 9,245
592,025 DNB Bank ASA 16,136
173,218 Erste Bank der Oesterreichischen Sparkassen AG. 17,028
4,352,653 (d) HSBC Holdings plc 61,429
4,846,851 Intesa Sanpaolo S.p.A. 32,082
659,447 JPMorgan Chase & Co 208,009
143,076 KBC Groep NV 17,146
556,324 Mediobanca S.p.A. 11,274
848,221 Mizuho Financial Group, Inc 28,514
1,532,867 Oversea-Chinese Banking Corp 19,543
2,518 PNC Financial Services Group, Inc 506
11,713 Regions Financial Corp 309
310,495 Societe Generale 20,672
1,048,991 Standard Chartered plc 20,358
1,118,300 Sumitomo Mitsui Financial Group, Inc 31,461
1,116,838 Svenska Handelsbanken AB 14,572
8,538 Truist Financial Corp 390
TOTAL BANKS 745,804
CAPITAL GOODS - 6.4%
3,206 3M Co 497
477,518 ABB Ltd 34,555
183,196 ACS Actividades de Construccion y Servicios S.A. 14,685
123,553 AerCap Holdings NV 14,950
231,561 (d) Alfa Laval AB 10,574
405,655 Alstom RGPT 10,615
239,621 Ashtead Group plc 16,069
487,399 (d) Assa Abloy AB 16,965

SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
969,619 (d) Atlas Copco AB $ 14,590
1,154,768 (d) Atlas Copco AB 19,583
91,297 (d) Axon Enterprise, Inc 65,518
222,654 Bouygues S.A. 10,043
183,980 Bunzl plc 5,815
578,977 Carrier Global Corp 34,565
223,783 Caterpillar, Inc 106,778
17,300 CNH Industrial NV 188
3,787 Cummins, Inc 1,600
375,800 (d) Daifuku Co Ltd 12,027
114,200 (d) Daikin Industries Ltd 13,163
115,536 (e) DCC plc 7,437
134,813 Deere & Co 61,645
396 Dover Corp 66
240,867 Eaton Corp plc 90,144
80,554 Eiffage S.A. 10,320
87,215 (d) Epiroc AB 1,650
141,727 (d) Epiroc AB 3,000
567,855 (d) Fanuc Ltd 16,318
3,164 (d) Fastenal Co 155
576 Ferguson Enterprises, Inc 129
1,880 Fortive Corp 92
158,033 GE Vernova, Inc 97,174
178,713 (d) GEA Group AG. 13,213
9,137 (d) Geberit AG. 6,900
2,855 Graco, Inc 243
386 (d) IDEX Corp 63
282,472 Illinois Tool Works, Inc 73,657
625,425 Ingersoll Rand, Inc 51,673
928,900 (d) Ishikawajima-Harima Heavy Industries Co Ltd 17,300
6,519 Johnson Controls International plc 717
1,751,970 Keppel Corp Ltd 12,127
144,706 (d) Kingspan Group plc 12,099
85,003 (d) Knorr-Bremse AG. 7,998
514,400 Komatsu Ltd 17,920
1,096,900 (d) Kubota Corp 13,782
125,545 (d) Legrand S.A. 20,861
729,018 (d),(e) Metso Outotec Oyj 10,049
846,200 Mitsubishi Electric Corp 21,734
707,700 (d) Nidec Corp 12,579
160,100 Obayashi Corp 2,628
386 Owens Corning, Inc 55
60,186 Parker-Hannifin Corp 45,630
455 Pentair plc 50
162,841 (d) Prysmian S.p.A. 16,206
183,912 Quanta Services, Inc 76,217
262,284 Rexel S.A. 8,635
957 Rockwell Automation, Inc 334
640,732 (d) Sandvik AB 17,899
153,100 Schneider Electric S.A. 43,093
41,500 (d) Sekisui Chemical Co Ltd 773
192,895 Siemens AG. 52,077
398,959 Smiths Group plc 12,649
475,500 Swire Pacific Ltd (Class A) 4,030
74,925 Trane Technologies plc 31,615
716 United Rentals, Inc 684
22,190 (d),(f) VAT Group AG. 8,858
759,100 (d) Vestas Wind Systems A.S. 14,441
37,099 W.W. Grainger, Inc 35,354
494,714 (d) Wartsila Oyj (B Shares) 14,839

Social Choice

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
104,846 Xylem, Inc $ 15,465
TOTAL CAPITAL GOODS 1,385,357
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
267,616 Automatic Data Processing, Inc 78,545
923,423 Brambles Ltd 15,151
2,380 Broadridge Financial Solutions, Inc 567
249,071 (d) Bureau Veritas S.A. 7,812
483,397 Computershare Ltd 11,614
1,147,881 (d) Copart, Inc 51,620
217,428 Dai Nippon Printing Co Ltd 3,697
84,695 Paychex, Inc 10,736
45,233 (d) Randstad Holdings NV 1,929
454,000 Recruit Holdings Co Ltd 24,409
549,038 RELX plc 26,232
138,042 Secom Co Ltd 5,065
62,514 SGS S.A. 6,497
1,371 TransUnion 115
1,081 Veralto Corp 115
81,027 Wolters Kluwer NV 11,060
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 255,164
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
93 (d) Autozone, Inc 399
184 (d) Burlington Stores, Inc 47
1,212 (d) Carvana Co 457
25,834 Dieteren S.A. 4,849
764,934 eBay, Inc 69,571
64,800 Fast Retailing Co Ltd 19,681
679 Genuine Parts Co 94
54,291 (e) Hennes & Mauritz AB (B Shares) 1,015
321,608 Home Depot, Inc 130,312
401,892 Industria de Diseno Textil S.A. 22,242
1,505,698 (d) Kingfisher plc 6,272
136,580 Lowe's Cos, Inc 34,324
342 (d) Mercadolibre, Inc 799
21,176 Pool Corp 6,566
446,080 Prosus NV 31,545
764,700 (d) Rakuten, Inc 4,959
664,984 TJX Cos, Inc 96,117
4,840 Tractor Supply Co 275
30 (d) Ulta Beauty, Inc 16
401,864 (d) Wesfarmers Ltd 24,447
1,624 Williams-Sonoma, Inc 317
100,912 (d),(f) Zalando SE 3,097
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 457,401
CONSUMER DURABLES & APPAREL - 0.7%
66,177 (d) Adidas-Salomon AG. 14,022
476,600 Asics Corp 12,471
519,680 (d) Barratt Developments plc 2,734
134,911 (d) Deckers Outdoor Corp 13,676
2,369 DR Horton, Inc 402
9,455 Hermes International 23,250
55,626 Kering 18,640
520 (d) Lululemon Athletica, Inc 93
171,437 Moncler S.p.A 10,090
10 (d) NVR, Inc 80
1,533,000 Panasonic Corp 16,639
714 Pulte Homes, Inc 94
89,500 Sekisui House Ltd 2,035
1,652,000 Sony Corp 47,490
TOTAL CONSUMER DURABLES & APPAREL 161,716
CONSUMER SERVICES - 2.1%
221,986 Amadeus IT Holding S.A. 17,646

SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
17,230 Booking Holdings, Inc $ 93,029
598,310 Compass Group plc 20,394
1,439 Darden Restaurants, Inc 274
150,216 (d) DoorDash, Inc 40,857
125,721 (d) Expedia Group, Inc 26,873
281,669 McDonald's Corp 85,596
552,200 Oriental Land Co Ltd 13,293
660,083 (d) Pearson plc 9,387
234,383 Royal Caribbean Cruises Ltd 75,842
683,953 Starbucks Corp 57,862
207,157 (d) Whitbread plc 8,988
3,316 Yum! Brands, Inc 504
TOTAL CONSUMER SERVICES 450,545
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.6%
660,000 (d) Aeon Co Ltd 8,011
637,964 (d) Carrefour S.A. 9,668
929,023 (d) Coles Group Ltd 14,300
2,001 (d) Dollar Tree, Inc 189
1,934,483 (d) J Sainsbury plc 8,698
24,505 (d) Kesko Oyj (B Shares) 522
418,301 (d) Koninklijke Ahold Delhaize NV 16,926
6,319 Kroger Co 426
1,136,620 (d) Marks & Spencer Group plc 5,577
346,593 Target Corp 31,089
3,367,407 Tesco plc 20,183
612,941 Woolworths Ltd 10,817
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 126,406
ENERGY - 0.7%
1,556,947 Baker Hughes Co 75,855
6,504 Cheniere Energy, Inc 1,528
1,124 Halliburton Co 28
508,413 Neste Oil Oyj 9,341
831,416 ONEOK, Inc 60,668
TOTAL ENERGY 147,420
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
2,351 American Tower Corp 452
817 Boston Properties, Inc 61
1,190 Crown Castle, Inc 115
85,991 Equinix, Inc 67,352
65,487 (d) Fonciere Des Regions 4,414
53,066 Gecina S.A. 5,331
692,525 Goodman Group 15,008
239,025 Iron Mountain, Inc 24,366
635,022 Prologis, Inc 72,723
475,164 (d) Segro plc 4,198
169,197 Stockland Trust Group 684
134,644 Unibail-Rodamco-Westfield 14,180
498,279 Welltower, Inc 88,763
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 297,647
FINANCIAL SERVICES - 5.5%
402,676 3i Group plc 22,197
291,040 American Express Co 96,672
134,146 Ameriprise Financial, Inc 65,899
6,128 Annaly Capital Management, Inc 124
58,468 (d) Australian Stock Exchange Ltd 2,266
538,354 Bank of New York Mellon Corp 58,659
1,564,300 (d),(e) Daiwa Securities Group, Inc 12,712
72,301 Deutsche Boerse AG. 19,361
383,171 (d) EQT AB 13,289
80 Factset Research Systems, Inc 23
1,680 Fidelity National Information Services, Inc 111
135,400 Goldman Sachs Group, Inc 107,826

Social Choice

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
445,746 (d) Hong Kong Exchanges and Clearing Ltd $ 25,305
160,478 (d) London Stock Exchange Group plc 18,404
143,358 Macquarie Group Ltd 20,808
250,349 Mastercard, Inc (Class A) 142,401
156,594 Moody's Corp 74,614
630,467 Morgan Stanley 100,219
184,388 Nasdaq Stock Market, Inc 16,309
2,188,500 (d) Nomura Holdings, Inc 16,039
918,234 (d) PayPal Holdings, Inc 61,577
175,232 S&P Global, Inc 85,287
929,630 (d) Schroders plc 4,717
538,450 Synchrony Financial 38,257
917,598 UBS Group AG 37,726
470,156 Visa, Inc (Class A) 160,502
TOTAL FINANCIAL SERVICES 1,201,304
FOOD, BEVERAGE & TOBACCO - 1.5%
576,926 Ajinomoto Co, Inc 16,540
3,327 Archer-Daniels-Midland Co 199
339,066 Associated British Foods plc 9,369
2,612 (e) Barry Callebaut AG. 3,597
1,758 Bunge Global S.A. 143
1,135,038 Coca-Cola Co 75,276
147,632 (d) Coca-Cola Europacific Partners plc 13,347
228,053 Coca-Cola HBC AG. 10,759
239,870 Danone 20,901
5,927 (d) General Mills, Inc 299
5,201 Hormel Foods Corp 129
118,369 Kerry Group plc (Class A) 10,686
2,155 Keurig Dr Pepper, Inc 55
245,500 (e) Kikkoman Corp 2,079
16,685 (d) Kraft Heinz Co 434
2,818 McCormick & Co, Inc 188
552,521 Mowi ASA 11,689
609,957 Nestle S.A. 56,015
799,409 Orkla ASA 8,358
629,960 PepsiCo, Inc 88,472
2,246,314 Wilmar International Ltd 4,968
TOTAL FOOD, BEVERAGE & TOBACCO 333,503
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
198,511 (d) Alcon, Inc 14,931
432 AmerisourceBergen Corp 135
1,659 Cigna Group 478
26,274 (d) Cochlear Ltd 4,842
31,854 (d) Coloplast A.S. 2,746
149,844 (d) Cooper Cos, Inc 10,273
480,482 (d) Edwards Lifesciences Corp 37,367
671 Elevance Health, Inc 217
94,186 Essilor International S.A. 30,681
155,180 HCA, Inc 66,138
4,376 (d) Hologic, Inc 295
135,300 (d) Hoya Corp 18,708
88,806 (d) IDEXX Laboratories, Inc 56,737
40,485 (d) Insulet Corp 12,499
543 Labcorp Holdings, Inc 156
33,963 McKesson Corp 26,238
4,292 (d) Solventum Corp 313
27,121 (e) STERIS plc 6,711
3,897 Zimmer Biomet Holdings, Inc 384
TOTAL HEALTH CARE EQUIPMENT & SERVICES 289,849
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
2,111 Church & Dwight Co, Inc 185
297,200 (d) Essity AB 7,768

SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
121,258 (d) Henkel KGaA $ 9,001
134,307 (d) Henkel KGaA (Preference) 10,837
1,125 Kimberly-Clark Corp 140
66,538 (d) L'Oreal S.A. 28,910
774,931 Procter & Gamble Co 119,068
270,568 Reckitt Benckiser Group plc 20,834
6,300 (d) Uni-Charm Corp 41
623,682 Unilever plc 36,865
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 233,649
INSURANCE - 2.5%
31,054 (d) Admiral Group plc 1,402
1,550,449 (d),(e) Aegon NV 12,500
103,146 Allianz AG. 43,396
457,579 Assicurazioni Generali S.p.A. 17,983
1,815,795 (d) Aviva plc 16,798
582,013 AXA S.A. 27,910
240,555 (d) Gjensidige Forsikring ASA 7,069
19,606 Hartford Financial Services Group, Inc 2,615
2,025,228 (d) Insurance Australia Group Ltd 10,974
4,150,908 (d) Legal & General Group plc 13,332
233,109 Marsh & McLennan Cos, Inc 46,978
214,466 NN Group NV 15,124
824,080 (d) Phoenix Group Holdings plc 7,151
321,989 Progressive Corp 79,515
4,019 Prudential Financial, Inc 417
980,321 (d) QBE Insurance Group Ltd 13,341
1,437,727 (d) Sampo Oyj 16,530
521,000 Sompo Holdings, Inc 16,107
1,652,000 (d) Sony Financial Holdings, Inc 1,832
957,507 (d) Suncorp-Metway Ltd 12,838
15,361 (d) Swiss Life Holding 16,584
119,343 Swiss Re AG. 22,165
621,300 Tokio Marine Holdings, Inc 26,295
252,838 Travelers Cos, Inc 70,597
44,043 Zurich Insurance Group AG 31,481
TOTAL INSURANCE 530,934
MATERIALS - 1.7%
64,451 (d) Akzo Nobel NV 4,600
4,235 Amcor plc 35
473,963 Antofagasta plc 17,627
476,300 (d) Asahi Kasei Corp 3,744
1,098 Avery Dennison Corp 178
12,883 Ball Corp 649
341,436 Boliden AB 13,937
106,265 DSM-Firmenich AG. 9,066
284,411 Ecolab, Inc 77,889
731,462 (d) Evolution Mining Ltd 5,214
301,254 (d) Evonik Industries AG. 5,238
1,221,343 Fortescue Metals Group Ltd 15,126
3,854 Givaudan S.A. 15,721
3,900 International Flavors & Fragrances, Inc 240
600,629 International Paper Co 27,869
148,640 (d) James Hardie Industries plc 2,759
7,539 LyondellBasell Industries NV 370
182,201 (d) Mondi plc 2,520
1,015,538 Newmont Goldcorp Corp 85,620
504,200 (d) Nippon Paint Co Ltd 3,440
632,500 (d) Nitto Denko Corp 14,993
110,452 (d) Novozymes A.S. 6,798
653 PPG Industries, Inc 69
133,477 SIG Group AG. 1,384
59,516 Sika AG. 13,365

Social Choice

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
3,310 Steel Dynamics, Inc $ 461
685,268 (d),(e) Stora Enso Oyj (R Shares) 7,541
297,200 Sumitomo Metal Mining Co Ltd 9,568
62,840 (d) Svenska Cellulosa AB (B Shares) 832
1,637,200 (d) Toray Industries, Inc 10,445
458,911 (d),(e) UPM-Kymmene Oyj 12,568
TOTAL MATERIALS 369,866
MEDIA & ENTERTAINMENT - 2.5%
25,664 (d),(f) Auto Trader Group plc 273
11,025 carsales.com Ltd 268
736 (d) Charter Communications, Inc 202
1,797,472 Comcast Corp (Class A) 56,477
364,092 Electronic Arts, Inc 73,437
1,105,758 (d) Informa plc 13,696
3,576 (d) Liberty Media Corp-Liberty Formula One (Class C) 374
270,997 (d) Live Nation, Inc 44,281
123,809 (d) Netflix, Inc 148,437
672,254 News Corp (Class A) 20,645
211,600 Nintendo Co Ltd 18,307
17,331 (d) Pinterest, Inc 558
138,906 Publicis Groupe S.A. 13,367
58,253 (d) REA Group Ltd 8,908
9,208 (d) ROBLOX Corp 1,275
2,189 (d),(f) Scout24 SE 275
47,418 (d) Spotify Technology S.A. 33,098
296,184 (d) Take-Two Interactive Software, Inc 76,522
492,385 Universal Music Group NV 14,229
1,280,425 WPP plc 6,383
2,528,425 (d) Z Holdings Corp 8,116
TOTAL MEDIA & ENTERTAINMENT 539,128
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.7%
1,519 AbbVie, Inc 352
60,815 Agilent Technologies, Inc 7,806
244 (d) Alnylam Pharmaceuticals, Inc 111
294,206 Amgen, Inc 83,025
19,630 (d) Argenx SE 14,504
858,426 Astellas Pharma, Inc 9,357
292,406 AstraZeneca plc 44,797
397 (d) Biogen, Inc 56
359,724 Bristol-Myers Squibb Co 16,223
144,785 CSL Ltd 19,046
670,347 Daiichi Sankyo Co Ltd 15,083
425,045 Danaher Corp 84,269
117,600 (d) Eisai Co Ltd 3,973
215,859 Eli Lilly & Co 164,700
157,207 (d) Eurofins Scientific SE 11,464
33,445 (d) Genmab AS 10,319
467,783 Gilead Sciences, Inc 51,924
2,379 (d) IQVIA Holdings, Inc 452
28,409 Lonza Group AG. 18,995
106,241 Merck KGaA 13,784
130 (d) Mettler-Toledo International, Inc 160
462,428 Novartis AG. 59,458
741,540 Novo Nordisk A.S. 41,290
1,172 (d) Regeneron Pharmaceuticals, Inc 659
31,149 Sartorius AG. 7,282
164,132 (d) Vertex Pharmaceuticals, Inc 64,281
303 (d) Waters Corp 91
36,531 West Pharmaceutical Services, Inc 9,583

SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
393,027 Zoetis, Inc $ 57,508
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 810,552
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
348,479 (d) CBRE Group, Inc 54,906
377,000 (d) Daiwa House Industry Co Ltd 13,540
67,880 (d) LEG Immobilien SE 5,410
730,372 Mitsubishi Estate Co Ltd 16,787
1,514,251 Mitsui Fudosan Co Ltd 16,484
4,338,000 Sino Land Co 5,485
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 112,612
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.2%
653,053 (d) Advanced Micro Devices, Inc 105,658
301,592 Advantest Corp 29,840
468,877 Applied Materials, Inc 95,998
93,236 ASML Holding NV 90,923
179,173 (d) First Solar, Inc 39,513
2,749,093 Intel Corp 92,232
744,009 Lam Research Corp 99,623
6,475 Marvell Technology, Inc 544
4,240,283 Nvidia Corp 791,152
339,934 (e) NXP Semiconductors NV 77,413
1,252,008 (d) Renesas Electronics Corp 14,405
469,990 Texas Instruments, Inc 86,351
146,724 Tokyo Electron Ltd 26,009
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,549,661
SOFTWARE & SERVICES - 8.0%
343,594 Accenture plc 84,730
223,927 (d) Adobe, Inc 78,990
4,265 (d) Akamai Technologies, Inc 323
248,793 (d) Autodesk, Inc 79,034
231,411 (d) Cadence Design Systems, Inc 81,285
377,865 (d) Dassault Systemes SE 12,712
805,900 (d) Fujitsu Ltd 18,905
130,360 (d) Gartner, Inc 34,268
4,126 (d) GoDaddy, Inc 565
724 (d) HubSpot, Inc 339
398,275 International Business Machines Corp 112,377
132,198 Intuit, Inc 90,279
1,311,100 Microsoft Corp 679,084
2,370 (d) MongoDB, Inc 736
667,205 (d) NEC Corp 21,357
221,000 (d) Nomura Research Institute Ltd 8,485
52,231 (d) PTC, Inc 10,604
388,954 Salesforce, Inc 92,182
246,930 SAP AG. 66,120
99,470 (d) ServiceNow, Inc 91,540
137,554 (d) Synopsys, Inc 67,868
473,019 (d) Trade Desk, Inc 23,183
4,420 (d) Twilio, Inc 442
158,564 WiseTech Global Ltd 9,479
277,322 (d) Workday, Inc 66,760
73,181 (d) Xero Ltd 7,636
TOTAL SOFTWARE & SERVICES 1,739,283
TECHNOLOGY HARDWARE & EQUIPMENT - 2.4%
657,341 (d) Arista Networks, Inc 95,781
1,555,122 Cisco Systems, Inc 106,401
689,500 FUJIFILM Holdings Corp 17,147
2,284,075 Hewlett Packard Enterprise Co 56,097
1,643,306 HP, Inc 44,747
301,755 (d) Keysight Technologies, Inc 52,783
97,164 Seagate Technology Holdings plc 22,937
55 (d) Shimadzu Corp 1

Social Choice

Portfolio of Investments September 30, 2025
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
539,434 (d) Trimble Inc $ 44,045
601,515 (d) Western Digital Corp 72,218
164,232 (d) Yokogawa Electric Corp 4,713
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 516,870
TELECOMMUNICATION SERVICES - 1.1%
5,373,522 (d) BT Group plc 13,824
318,015 (f) Cellnex Telecom S.A. 11,015
1,155,164 KDDI Corp 18,423
875,467 Koninklijke KPN NV 4,202
12,413,600 SoftBank Corp 18,258
311,345 Softbank Group Corp 39,286
13,591 (d) Swisscom AG. 9,879
725,943 Telenor ASA 12,046
2,055,997 (d) TeliaSonera AB 7,844
4,204,466 (d) Telstra Corp Ltd 13,404
1,614,230 Verizon Communications, Inc 70,945
14,046,043 Vodafone Group plc 16,334
TOTAL TELECOMMUNICATION SERVICES 235,460
TRANSPORTATION - 0.7%
1,955,519 Auckland International Airport Ltd 8,939
363 CH Robinson Worldwide, Inc 48
808,221 CSX Corp 28,700
84,628 DSV AS 16,906
622,600 East Japan Railway Co 15,228
450 Expeditors International Washington, Inc 55
2,655,037 (d) Grab Holdings Ltd 15,983
176,000 (d) Hankyu Hanshin Holdings, Inc 5,190
1,288 JB Hunt Transport Services, Inc 173
36,480 (d) Kuehne & Nagel International AG. 6,827
1,869,364 (e) MTR Corp 6,331
201,658 Old Dominion Freight Line 28,389
30,400 (d),(e) Tokyu Corp 371
1,700,973 Transurban Group 15,519
2,947 Union Pacific Corp 697
257,300 (d) West Japan Railway Co 5,642
TOTAL TRANSPORTATION 154,998
UTILITIES - 0.7%
752 American Water Works Co, Inc 105
7,380 Consolidated Edison, Inc 742
106,654 Edison International 5,896
3,060,196 Energias de Portugal S.A. 14,524
4,761 Essential Utilities, Inc 190
49,944 Eversource Energy 3,553
1,085,194 Exelon Corp 48,844
1,787,456 Iberdrola S.A. 33,835
762,455 (d) Meridian Energy Ltd 2,462
1,660,064 National Grid plc 23,853
188,376 (d) Orsted AS 3,277
166,783 Redeia Corp S.A. 3,220
TOTAL UTILITIES 140,501
TOTAL COMMON STOCKS
(Cost $9,442,704) 12,863,064
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
CORPORATE BONDS - 12.1%
AUTOMOBILES & COMPONENTS - 0.1%
$ 2,025,000 Toyota Motor Corp
4.450% 06/30/30 2,046
10,727,000 Toyota Motor Credit Corp
2.150 02/13/30 9,883
2,260,000 (f) ZF North America Capital, Inc
6.875 04/14/28 2,292

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
AUTOMOBILES & COMPONENTS (continued)
$ 4,980,000 (f) ZF North America Capital, Inc
7.125% 04/14/30 $ 4,931
TOTAL AUTOMOBILES & COMPONENTS 19,152
BANKS - 1.8%
6,925,000 (f) Banco Nacional de Comercio Exterior SNC
2.720 08/11/31 6,749
12,125,000 (g) Bank of America Corp
6.625 N/A 12,616
10,000,000 Bank of Montreal
3.803 12/15/32 9,823
8,875,000 Bank of Montreal
7.700 05/26/84 9,405
15,125,000 Bank of Montreal
6.875 11/26/85 15,393
8,895,000 (g) Bank of New York Mellon Corp
6.300 N/A 9,152
16,775,000 Canadian Imperial Bank of Commerce
6.950 01/28/85 17,011
10,075,000 Canadian Imperial Bank of Commerce
7.000 10/28/85 10,346
12,375,000 CitiBank NA
4.876 11/19/27 12,471
2,274,000 (c) CitiBank NA, (SOFR + 0.712%)
4.957 11/19/27 2,277
797,000 (f) Cooperatieve Rabobank UA
1.106 02/24/27 787
10,000,000 Credit Agricole Corporate & Investment Bank S.A.
4.570 08/25/30 9,968
5,775,000 (f) Credit Agricole S.A.
5.222 05/27/31 5,924
9,350,000 (f),(g) Credit Agricole S.A.
7.125 N/A 9,548
7,500,000 Deutsche Bank AG.
6.819 11/20/29 8,022
4,950,000 (f) Federation des Caisses Desjardins du Quebec
5.147 11/27/28 5,131
9,125,000 (e),(f) Federation des Caisses Desjardins du Quebec
5.250 04/26/29 9,445
8,300,000 (f) Federation des Caisses Desjardins du Quebec
4.565 08/26/30 8,346
10,050,000 HSBC Holdings plc
5.240 05/13/31 10,342
10,000,000 HSBC Holdings plc
5.874 11/18/35 10,334
4,650,000 HSBC Holdings plc
5.741 09/10/36 4,744
12,500,000 ING Groep NV
5.525 03/25/36 12,967
6,725,000 (g) ING Groep NV
7.000 N/A 6,934
3,650,000 (f) Intesa Sanpaolo S.p.A
6.625 06/20/33 4,018
13,800,000 (f) Intesa Sanpaolo S.p.A
7.200 11/28/33 15,726
15,000,000 (f) Intesa Sanpaolo S.p.A
7.800 11/28/53 18,533
15,193,000 (e) JPMorgan Chase & Co
6.070 10/22/27 15,495
12,575,000 JPMorgan Chase & Co
5.571 04/22/28 12,850
4,500,000 JPMorgan Chase & Co
5.766 04/22/35 4,794
6,575,000 JPMorgan Chase & Co
5.576 07/23/36 6,816
12,475,000 (e),(g) JPMorgan Chase & Co
6.875 N/A 13,139
3,250,000 Lloyds Banking Group plc
6.068 06/13/36 3,412
3,075,000 M&T Bank Corp
4.833 01/16/29 3,113
7,750,000 Morgan Stanley Bank NA
5.504 05/26/28 7,921
3,675,000 Morgan Stanley Private Bank NA
4.734 07/18/31 3,730
3,700,000 (e),(g) NatWest Group plc
8.125 N/A 4,165
5,500,000 (f),(g) Nordea Bank Abp
6.750 N/A 5,580
14,600,000 PNC Bank NA
4.543 05/13/27 14,623
3,375,000 (f) Royal Bank of Canada
1.050 09/14/26 3,285
10,750,000 (e),(f) Royal Bank of Canada
4.851 12/14/26 10,867
22,100,000 Royal Bank of Canada
6.750 08/24/85 22,796
6,100,000 Santander UK Group Holdings plc
5.136 09/22/36 6,043
TOTAL BANKS 384,641
CAPITAL GOODS - 0.3%
10,625,000 Air Lease Corp
5.100 03/01/29 10,787
10,384,000 Conservation Fund
3.474 12/15/29 9,786
8,725,000 Cummins, Inc
5.450 02/20/54 8,698
7,500,000 Deere & Co
5.450 01/16/35 7,895
2,000,000 Johnson Controls International plc
1.750 09/15/30 1,773
1,720,000 Nature Conservancy
2.668 03/01/26 1,709
3,000,000 Nature Conservancy
3.001 03/01/29 2,848
6,200,000 (f) Siemens Funding BV
5.200 05/28/35 6,428
4,376,000 (f) Sociedad de Transmision Austral S.A.
4.000 01/27/32 4,148
TOTAL CAPITAL GOODS 54,072
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
9,500,000 Automatic Data Processing, Inc
1.700 05/15/28 8,997
10,000,000 Automatic Data Processing, Inc
1.250 09/01/30 8,754
8,200,000 Automatic Data Processing, Inc
4.450 09/09/34 8,161
11,875,000 Capital Impact Partners
5.335 08/01/30 12,098

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
$ 16,750,000 Capital Impact Partners
5.999% 08/01/35 $ 17,380
15,810,000 Rockefeller Foundation
2.492 10/01/50 9,722
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 65,112
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
5,525,000 Lowe's Cos, Inc
2.800 09/15/41 4,000
5,300,000 Lowe's Cos, Inc
5.750 07/01/53 5,349
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,349
CONSUMER SERVICES - 0.3%
1,250,000 Bush Foundation
2.754 10/01/50 787
5,915,000 Enterprise Community Loan Fund, Inc
4.152 11/01/28 5,830
2,250,000 Mary Free Bed Rehabilitation Hospital
3.786 04/01/51 1,616
7,725,000 Massachusetts Higher Education Assistance Corp
2.673 07/01/31 6,776
2,500,000 Massachusetts Institute of Technology
3.959 07/01/38 2,313
10,000,000 Mather Foundation
2.675 10/01/31 8,939
775,000 Salvation Army
5.637 09/01/26 783
21,500,000 Salvation Army
4.528 09/01/48 18,976
5,000,000 Starbucks Corp
4.450 08/15/49 4,211
3,335,000 Trustees of Dartmouth College
4.273 06/01/30 3,359
2,500,000 (f) WK Kellogg Foundation Trust
2.443 10/01/50 1,487
TOTAL CONSUMER SERVICES 55,077
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
2,000,000 (f) Alimentation Couche-Tard, Inc
3.625 05/13/51 1,451
10,625,000 SYSCO Corp
5.750 01/17/29 11,109
13,598,000 SYSCO Corp
2.400 02/15/30 12,581
6,125,000 SYSCO Corp
5.100 09/23/30 6,315
6,000,000 SYSCO Corp
5.400 03/23/35 6,200
18,954,000 Walmart, Inc
1.800 09/22/31 16,722
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 54,378
ENERGY - 1.1%
10,300,000 (f) Amazon Conservation DAC
6.034 01/16/42 10,635
13,500,000 Cheniere Energy Partners LP
4.000 03/01/31 13,019
4,850,000 Cheniere Energy Partners LP
5.950 06/30/33 5,134
19,050,000 (h) CIF Capital Markets Mechanism plc
4.750 01/22/28 19,414
8,350,000 ConocoPhillips Co
5.050 09/15/33 8,604
8,875,000 ConocoPhillips Co
5.300 05/15/53 8,460
4,515,000 ConocoPhillips Co
5.550 03/15/54 4,448
6,100,000 Diamondback Energy, Inc
5.550 04/01/35 6,262
8,125,000 Equinor ASA
2.375 05/22/30 7,518
13,750,000 Equinor ASA
5.125 06/03/35 14,167
7,932,000 Equinor ASA
3.950 05/15/43 6,745
12,450,000 Equinor ASA
3.250 11/18/49 8,917
2,950,000 Kinder Morgan, Inc
5.850 06/01/35 3,107
2,500,000 Magellan Midstream Partners LP
3.950 03/01/50 1,840
6,850,000 MPLX LP
5.500 06/01/34 6,981
16,777,000 (f) New York State Electric & Gas Corp
5.650 08/15/28 17,432
2,000,000 (f) New York State Electric & Gas Corp
5.850 08/15/33 2,130
2,025,000 Occidental Petroleum Corp
6.050 10/01/54 1,976
6,800,000 Pioneer Natural Resources Co
5.100 03/29/26 6,833
2,975,000 (f) Raizen Fuels Finance S.A.
6.450 03/05/34 2,886
6,800,000 (f) Raizen Fuels Finance S.A.
6.950 03/05/54 6,255
7,875,000 TotalEnergies Capital S.A.
4.724 09/10/34 7,928
4,350,000 TotalEnergies Capital S.A.
5.488 04/05/54 4,303
14,025,000 TotalEnergies Capital S.A.
5.275 09/10/54 13,473
10,550,000 TotalEnergies Capital S.A.
5.638 04/05/64 10,511
10,850,000 TotalEnergies Capital S.A.
5.425 09/10/64 10,447
9,483,000 Williams Cos, Inc
5.400 03/02/26 9,526
10,000,000 Williams Cos, Inc
5.300 08/15/28 10,310
18,000,000 Woodside Finance Ltd
5.100 09/12/34 17,862
TOTAL ENERGY 247,123
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0%
2,500,000 ERP Operating LP
4.150 12/01/28 2,508
5,946,000 (e) Host Hotels & Resorts LP
2.900 12/15/31 5,291

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
$ 1,920,000 (f),(i) Starwood Property Trust, Inc
5.250% 10/15/28 $ 1,920
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 9,719
FINANCIAL SERVICES - 1.9%
13,900,000 (i) Bank of ,NV Scotia
6.875 10/27/85 13,858
5,000,000 BB Blue Financing DAC
4.395 09/20/29 4,867
10,839,600 BB Blue Financing DAC
4.395 09/20/37 10,610
3,325,000 Brookfield Asset Management Ltd
6.077 09/15/55 3,450
2,250,000 (f) Clearinghouse Community Development Financial Institution
7.000 10/15/30 2,230
11,645,000 Community Preservation Corp
2.867 02/01/30 10,829
1,500,000 Ford Foundation
2.415 06/01/50 899
12,150,000 Ford Foundation
2.815 06/01/70 7,016
2,500,000 Goldman Sachs Group, Inc
4.387 06/15/27 2,503
14,242,000 (f) GPS Blue Financing DAC
5.645 11/09/41 14,145
20,500,000 (e) HA Sustainable Infrastructure Capital, Inc
6.150 01/15/31 21,059
16,362,000 HA Sustainable Infrastructure Capital, Inc
6.375 07/01/34 16,652
9,900,000 HA Sustainable Infrastructure Capital, Inc
6.750 07/15/35 10,205
958,000 (f) HAT Holdings I LLC
3.375 06/15/26 949
9,585,000 (f) HAT Holdings I LLC
3.750 09/15/30 8,841
10,000,000 (c) International Finance Corp, (SOFR Compounded Index + 0.270%)
4.570 07/30/27 10,005
6,955,000 Kreditanstalt fuer Wiederaufbau
4.375 02/28/34 7,097
9,875,000 Low Income Investment Fund
3.711 07/01/29 9,504
7,725,000 Mastercard, Inc
1.900 03/15/31 6,880
1,644,000 National Rural Utilities Cooperative Finance Corp
1.350 03/15/31 1,404
12,255,000 National Rural Utilities Cooperative Finance Corp
4.150 12/15/32 11,951
1,925,000 NHP Foundation
5.850 12/01/28 2,011
4,850,000 NHP Foundation
6.000 12/01/33 5,236
16,475,000 Private Export Funding Corp
1.400 07/15/28 15,381
13,500,000 Private Export Funding Corp
4.300 12/15/28 13,639
14,050,000 Private Export Funding Corp
4.600 02/15/34 14,157
2,570,000 Reinvestment Fund, Inc
3.513 11/01/25 2,563
15,240,000 Reinvestment Fund, Inc
3.880 02/15/27 14,605
7,435,000 Reinvestment Fund, Inc
3.930 02/15/28 6,929
2,200,000 (f) Siemens Funding BV
5.800 05/28/55 2,360
11,350,000 (f) Societe Generale S.A.
5.439 10/03/36 11,321
4,430,000 (f) Starwood Property Trust, Inc
4.375 01/15/27 4,392
2,800,000 (f) Starwood Property Trust, Inc
7.250 04/01/29 2,940
13,170,000 (f) Starwood Property Trust, Inc
6.000 04/15/30 13,370
6,466,083 Thirax  LLC
1.462 03/07/33 5,788
10,250,000 (f) UBS Group AG.
5.428 02/08/30 10,590
9,375,000 (f) UBS Group AG.
5.617 09/13/30 9,791
9,925,000 (f) UBS Group AG.
6.301 09/22/34 10,837
5,700,000 (f),(g) UBS Group AG.
7.000 N/A 5,811
4,050,000 (f),(g) UBS Group AG.
9.250 N/A 4,461
3,375,000 (e),(f),(g) UBS Group AG.
9.250 N/A 4,019
7,500,000 Visa, Inc
1.900 04/15/27 7,290
17,000,000 Visa, Inc
1.100 02/15/31 14,649
5,116,422 (f) WLB Asset II C Pte Ltd
3.900 12/23/25 5,054
15,750,000 (f) WLB Asset II D Pte Ltd
6.500 12/21/26 15,178
9,750,000 (f) WLB Asset VI Pte Ltd
7.250 12/21/27 10,183
6,000,000 (f) WLB Asset VII Pte Ltd
5.880 07/30/29 6,049
18,375,000 (f) Wynnton Funding Trust
5.251 08/15/35 18,526
9,300,000 (f) Wynnton Funding Trust II
5.991 08/15/55 9,546
TOTAL FINANCIAL SERVICES 421,630
FOOD, BEVERAGE & TOBACCO - 0.2%
3,725,000 Campbell Soup Co
5.200 03/21/29 3,825
10,807,000 (f) Mars, Inc
4.650 04/20/31 10,966
10,000,000 (e),(f) NBM US Holdings, Inc
6.625 08/06/29 10,125
10,000,000 PepsiCo, Inc
3.900 07/18/32 9,766
16,674,000 PepsiCo, Inc
2.875 10/15/49 11,190
TOTAL FOOD, BEVERAGE & TOBACCO 45,872
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
12,125,000 (h) International Finance Facility for Immunisation Co
4.125 10/29/27 12,207

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 21,213,000 Kaiser Foundation Hospitals
2.810% 06/01/41 $ 15,690
11,265,000 Montefiore Medical Center
2.895 04/20/32 10,053
3,170,000 Seattle Children's Hospital
2.719 10/01/50 1,997
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,947
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
3,800,000 Ecolab, Inc
4.300 06/15/28 3,830
5,300,000 Procter & Gamble Co
3.000 03/25/30 5,086
12,975,000 Procter & Gamble Co
1.200 10/29/30 11,355
10,875,000 Procter & Gamble Co
4.550 01/29/34 11,036
11,075,000 Unilever Capital Corp
2.000 07/28/26 10,907
12,300,000 Unilever Capital Corp
4.875 09/08/28 12,638
5,523,000 Unilever Capital Corp
2.125 09/06/29 5,144
6,125,000 Unilever Capital Corp
1.375 09/14/30 5,401
8,475,000 Unilever Capital Corp
1.750 08/12/31 7,433
11,600,000 Unilever Capital Corp
4.625 08/12/34 11,657
9,425,000 Unilever Capital Corp
2.625 08/12/51 5,949
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 90,436
INSURANCE - 0.5%
7,850,000 (f) 200 Park Funding Trust
5.740 02/15/55 7,950
14,425,000 (f) Five Corners Funding Trust II
2.850 05/15/30 13,512
5,400,000 MetLife, Inc
6.350 03/15/55 5,737
11,600,000 (f) Muenchener Rueckversicherungs-Gesellschaft AG. in Muenchen
5.875 05/23/42 12,103
19,725,000 (f) Omnis Funding Trust
6.722 05/15/55 21,276
EUR 5,300,000 (h) Pacific Life Global Funding II
3.125 06/18/31 6,233
10,000,000 Principal Financial Group, Inc
2.125 06/15/30 9,054
9,850,000 Prudential Financial, Inc
5.200 03/14/35 10,125
2,152,000 Prudential Financial, Inc
3.700 10/01/50 2,010
3,000,000 Travelers Cos, Inc
5.050 07/24/35 3,054
2,650,000 Travelers Cos, Inc
5.700 07/24/55 2,744
14,473,000 (f) USAA Capital Corp
2.125 05/01/30 13,258
TOTAL INSURANCE 107,056
MATERIALS - 0.5%
10,500,000 Air Products and Chemicals, Inc
4.800 03/03/33 10,710
5,000,000 (e) Air Products and Chemicals, Inc
4.850 02/08/34 5,081
2,755,000 (f) Alcoa Nederland Holding BV
7.125 03/15/31 2,896
10,000,000 Amcor Group Finance plc
5.450 05/23/29 10,332
6,550,000 (e),(f) Celulosa Arauco y Constitucion S.A.
4.200 01/29/30 6,312
9,145,000 (f) Celulosa Arauco y Constitucion S.A.
5.150 01/29/50 7,903
9,000,000 (e) Dow Chemical Co
5.150 02/15/34 9,025
8,000,000 (e) Dow Chemical Co
5.600 02/15/54 7,239
11,000,000 (e),(f) FMG Resources August 2006 Pty Ltd
6.125 04/15/32 11,367
9,000,000 (f) Inversiones CMPC S.A.
4.375 04/04/27 9,017
1,210,000 (f) Inversiones CMPC S.A.
6.125 06/23/33 1,259
4,000,000 (f) Klabin Austria GmbH
7.000 04/03/49 4,230
4,000,000 (f) Klabin Finance S.A.
4.875 09/19/27 3,987
1,500,000 (e),(f) LD Celulose International GmbH
7.950 01/26/32 1,586
11,125,000 (e) Nutrien Ltd
5.400 06/21/34 11,456
11,773,400 (f) Star Energy Geothermal Wayang Windu Ltd
6.750 04/24/33 12,171
TOTAL MATERIALS 114,571
MEDIA & ENTERTAINMENT - 0.1%
5,500,000 Alphabet, Inc
1.100 08/15/30 4,817
10,275,000 Asian Infrastructure Investment Bank
4.500 01/16/30 10,571
11,250,000 (e) Comcast Corp
4.650 02/15/33 11,300
TOTAL MEDIA & ENTERTAINMENT 26,688
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,400,000 Eli Lilly & Co
5.550 10/15/55 2,469
2,450,000 Eli Lilly & Co
5.650 10/15/65 2,530
13,250,000 Johnson & Johnson
4.900 06/01/31 13,812
7,396,000 Johnson & Johnson
2.100 09/01/40 5,214
8,315,000 (e) Johnson & Johnson
2.250 09/01/50 5,003
7,119,000 Pfizer, Inc
2.625 04/01/30 6,676

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
$ 5,400,000 Pfizer, Inc
1.750% 08/18/31 $ 4,731
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 40,435
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
4,000,000 Bridge Housing Corp
3.250 07/15/30 3,750
8,550,000 National Community Renaissance of California
3.270 12/01/32 7,518
9,770,000 Preservation Of Affordable Housing, Inc
4.479 12/01/32 9,198
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 20,466
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
14,250,000 Apple, Inc
3.000 06/20/27 14,078
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 14,078
TELECOMMUNICATION SERVICES - 0.1%
7,250,000 (f) Central American Bank for Economic Integration
4.750 01/24/28 7,367
7,675,000 (e),(f) Turkcell Iletisim Hizmetleri AS.
7.650 01/24/32 8,023
TOTAL TELECOMMUNICATION SERVICES 15,390
TRANSPORTATION - 0.1%
9,475,000 Canadian Pacific Railway Co
3.100 12/02/51 6,407
6,000,000 Norfolk Southern Corp
2.300 05/15/31 5,416
TOTAL TRANSPORTATION 11,823
UTILITIES - 3.5%
8,050,000 (h) Abu Dhabi Future Energy Co Pjsc Masdar
4.875 05/21/30 8,215
3,750,000 AES Corp
1.375 01/15/26 3,715
5,704,000 AES Corp
5.450 06/01/28 5,842
8,000,000 AES Corp
2.450 01/15/31 7,164
4,950,000 (f) AIB Group plc
5.320 05/15/31 5,096
3,325,000 (f) AltaGas Ltd
7.200 10/15/54 3,439
12,325,000 Ameren Illinois Co
2.900 06/15/51 7,951
9,325,000 American Water Capital Corp
5.250 03/01/35 9,564
5,750,000 American Water Capital Corp
5.700 09/01/55 5,840
4,500,000 Atlantic City Electric Co
2.300 03/15/31 4,038
13,200,000 Avangrid, Inc
3.800 06/01/29 12,959
CAD 4,125,000 (h) Brookfield Renewable Partners ULC
4.542 10/12/35 2,991
7,050,000 (f) Brooklyn Union Gas Co
4.632 08/05/27 7,100
10,000,000 (f) Brooklyn Union Gas Co
4.866 08/05/32 9,876
EUR 4,400,000 (f) California Buyer Ltd
5.625 02/15/32 5,369
5,810,000 (f) California Buyer Ltd
6.375 02/15/32 5,955
5,300,000 (f) Colbun S.A.
3.150 01/19/32 4,838
1,425,000 (f) Comision Federal de Electricidad
6.450 01/24/35 1,453
17,500,000 Commonwealth Edison Co
2.750 09/01/51 10,878
5,600,000 Connecticut Light and Power Co
4.650 01/01/29 5,702
7,525,000 (f) Consorcio Transmantaro SA
4.700 04/16/34 7,433
6,200,000 Consumers Energy Co
4.600 05/30/29 6,294
12,730,258 (f) Continental Wind LLC
6.000 02/28/33 13,041
2,250,000 (f) ContourGlobal Power Holdings S.A.
6.750 02/28/30 2,337
14,752,000 Dominion Energy, Inc
2.250 08/15/31 13,055
11,750,000 Dominion Energy, Inc
7.000 06/01/54 12,740
11,736,000 DTE Electric Co
3.950 03/01/49 9,450
9,025,000 DTE Electric Co
3.250 04/01/51 6,345
3,000,000 DTE Electric Co
3.650 03/01/52 2,243
3,688,000 Duke Energy Carolinas LLC
2.850 03/15/32 3,362
4,975,000 Duke Energy Carolinas LLC
3.550 03/15/52 3,662
10,000,000 Duke Energy Florida LLC
2.500 12/01/29 9,395
9,699,000 Duke Energy Florida LLC
2.400 12/15/31 8,718
10,000,000 Duke Energy Florida LLC
3.000 12/15/51 6,541
4,000,000 Duke Energy Progress LLC
3.450 03/15/29 3,920
5,276,000 Duke Energy Progress LLC
4.000 04/01/52 4,158
6,375,000 Florida Power & Light Co
4.625 05/15/30 6,492
9,885,000 Georgia Power Co
3.250 04/01/26 9,837
12,125,000 (f) International Development Association
4.375 11/27/29 12,398
13,375,000 (f) International Development Association
4.000 06/11/30 13,470
5,375,000 (f) International Development Association
3.875 09/17/32 5,326
4,925,000 (f) International Development Association
4.500 02/12/35 5,025
14,641,000 (f) Liberty Utilities Finance GP
2.050 09/15/30 13,065

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
$ 7,511,000 MidAmerican Energy Co
3.650% 04/15/29 $ 7,402
5,725,000 MidAmerican Energy Co
5.350 01/15/34 5,979
1,000,000 MidAmerican Energy Co
3.950 08/01/47 805
1,925,000 MidAmerican Energy Co
5.850 09/15/54 2,027
11,250,000 National Fuel Gas Co
2.950 03/01/31 10,265
3,375,000 National Fuel Gas Co
5.950 03/15/35 3,520
11,610,000 (f) New York State Electric & Gas Corp
2.150 10/01/31 10,095
9,500,000 (f) New York State Electric & Gas Corp
5.050 08/15/35 9,554
6,275,000 (e) NextEra Energy Capital Holdings, Inc
6.750 06/15/54 6,744
3,829,000 (e),(f) NextEra Energy Operating Partners LP
7.250 01/15/29 3,931
13,000,000 (f) Niagara Mohawk Power Corp
1.960 06/27/30 11,702
9,750,000 (f) Niagara Mohawk Power Corp
4.119 11/28/42 8,249
11,436,000 Northern States Power Co
2.900 03/01/50 7,676
623,000 Northern States Power Co
2.600 06/01/51 389
7,868,000 Northern States Power Co
3.200 04/01/52 5,532
8,125,000 Northern States Power Co
5.400 03/15/54 8,055
5,250,000 Northwest Natural Gas Co
3.078 12/01/51 3,314
21,737,000 Pacific Gas and Electric Co
6.700 04/01/53 23,244
10,534,000 PacifiCorp
2.900 06/15/52 6,424
5,512,008 PG&E Recovery Funding LLC
4.838 06/01/33 5,611
11,375,000 PG&E Recovery Funding LLC
5.231 06/01/42 11,634
4,750,000 PG&E Recovery Funding LLC
5.529 06/01/49 4,708
7,113,000 Piedmont Natural Gas Co, Inc
3.350 06/01/50 4,914
2,100,000 PPL Electric Utilities Corp
4.850 02/15/34 2,124
5,000,000 Public Service Co of Colorado
3.200 03/01/50 3,439
16,100,000 Public Service Co of Colorado
5.750 05/15/54 16,409
11,879,000 Public Service Co of Oklahoma
2.200 08/15/31 10,460
1,651,000 Public Service Electric and Gas Co
3.100 03/15/32 1,527
4,875,000 Public Service Electric and Gas Co
4.650 03/15/33 4,901
6,134,000 Public Service Electric and Gas Co
3.200 08/01/49 4,314
9,300,000 Public Service Electric and Gas Co
5.125 03/15/53 8,852
4,300,000 (f) RWE Finance US LLC
5.125 09/18/35 4,241
13,315,000 (e),(f) RWE Finance US LLC
6.250 04/16/54 13,816
20,000,000 (f) RWE Finance US LLC
5.875 09/18/55 19,760
16,684,000 San Diego Gas & Electric Co
4.950 08/15/28 17,089
19,738,000 San Diego Gas & Electric Co
2.950 08/15/51 12,870
1,801,527 SCE Recovery Funding LLC
1.977 11/15/28 1,742
7,100,000 SCE Recovery Funding LLC
2.943 11/15/42 5,885
2,640,000 SCE Recovery Funding LLC
3.240 11/15/46 1,879
17,356,154 (f) Solar Star Funding LLC
3.950 06/30/35 16,614
16,781,308 (f) Solar Star Funding LLC
5.375 06/30/35 17,266
8,429,000 Southern California Edison Co
2.750 02/01/32 7,412
8,300,000 Southern California Edison Co
5.200 06/01/34 8,250
1,493,000 Southern California Edison Co
3.650 06/01/51 1,032
5,000,000 (e) Southern California Edison Co
3.450 02/01/52 3,325
12,318,000 Southwestern Electric Power Co
3.250 11/01/51 8,207
18,650,000 Southwestern Public Service Co
3.150 05/01/50 12,581
3,690,000 (b),(e),(f) Sunnova Energy Corp
5.875 09/01/26 9
15,573,700 (f) Sweihan PV Power Co PJSC
3.625 01/31/49 13,207
8,612,000 (f) TerraForm Power Operating LLC
5.000 01/31/28 8,550
14,841,701 (f) Topaz Solar Farms LLC
4.875 09/30/39 12,986
12,408,093 (f) Topaz Solar Farms LLC
5.750 09/30/39 12,578
7,101,255 (f) UEP Penonome II S.A.
6.500 10/01/38 6,339
12,250,000 Union Electric Co
2.150 03/15/32 10,674
19,626,000 Union Electric Co
2.625 03/15/51 12,102
3,146,000 Union Electric Co
3.900 04/01/52 2,459
3,775,000 (f),(g) Vistra Corp
7.000 N/A 3,833
12,250,000 Zions Bancorp NA
4.704 08/18/28 12,288
TOTAL UTILITIES 767,086
TOTAL CORPORATE BONDS
(Cost $2,688,235) 2,614,101

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
UTILITIES (continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT BONDS - 23.8%
AGENCY SECURITIES - 0.5%
$ 150,023 Abay Leasing LLC
2.654% 11/09/26 $ 148
11,289,962 Crowley Conro LLC
4.181 08/15/43 10,333
1,307,024 Ethiopian Leasing LLC
2.566 08/14/26 1,284
62,853 Export-Import Bank of the United States
2.578 12/10/25 63
25,000,000 Federal Home Loan Mortgage Corp
1.540 08/17/35 19,204
18,880,000 Federal National Mortgage Association
0.875 08/05/30 16,505
9,000,000 Federal National Mortgage Association
1.625 08/24/35 6,924
1,125,000 (c) India Government AID Bond, (LIBOR 3 M + 0.100%)
4.954 02/01/27 1,110
7,765,000 Private Export Funding Corp
3.900 10/15/27 7,781
222,857 Sandalwood LLC
2.821 02/12/26 222
18,189,829 Thirax  LLC
0.968 01/14/33 16,058
2,945,393 Thirax 2 LLC
2.320 01/22/34 2,697
5,000,000 United States Department of Housing and Urban Development
3.535 08/01/36 4,500
1,775,000 United States International Development Finance Corp
1.440 04/15/28 1,690
1,000,000 United States International Development Finance Corp
1.650 04/15/28 956
3,283,848 United States International Development Finance Corp
1.790 10/15/29 3,146
10,262,024 United States International Development Finance Corp
2.360 10/15/29 9,930
1,776,500 United States International Development Finance Corp
2.930 05/15/30 1,722
2,935,900 United States International Development Finance Corp
3.040 05/15/30 2,854
7,133,398 United States International Development Finance Corp
1.630 07/15/38 5,896
4,402,326 United States International Development Finance Corp
2.450 07/15/38 3,829
TOTAL AGENCY SECURITIES 116,852
FOREIGN GOVERNMENT BONDS - 3.1%
9,623,000 African Development Bank
4.125 02/25/27 9,667
6,100,000 African Development Bank
3.500 09/18/29 6,045
6,313,000 (e) African Development Bank
5.750 08/07/74 6,350
10,200,000 (h) Agence Francaise de Developpement EPIC
4.875 01/16/30 10,525
11,850,000 (f) Arab Petroleum Investments Corp
1.483 10/06/26 11,520
14,000,000 (f) Arab Petroleum Investments Corp
5.428 05/02/29 14,561
22,676,000 Asian Development Bank
3.125 09/26/28 22,318
10,000,000 Asian Development Bank
3.875 06/14/33 9,887
6,263,000 Asian Infrastructure Investment Bank
0.500 01/27/26 6,192
5,375,000 (e) Asian Infrastructure Investment Bank
4.875 09/14/26 5,427
5,600,000 (c) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4.879 08/16/27 5,636
3,000,000 (c),(f) Asian Infrastructure Investment Bank, (SOFR Compounded Index + 0.620%)
4.879 08/16/27 3,019
7,000,000 Asian Infrastructure Investment Bank
4.125 01/18/29 7,096
6,400,000 Asian Infrastructure Investment Bank
4.250 03/13/34 6,467
EUR 7,925,000 (f) Banque Ouest Africaine de Developpement
2.750 01/22/33 8,043
4,500,000 (f) Caisse d'Amortissement de la Dette Sociale
4.875 09/19/26 4,540
4,750,000 (f) Caisse d'Amortissement de la Dette Sociale
1.375 01/20/31 4,146
5,000,000 (f) Caisse d'Amortissement de la Dette Sociale
2.125 01/26/32 4,445
10,000,000 Canada Government International Bond
3.750 04/26/28 10,024
13,600,000 Canada Government International Bond
4.000 03/18/30 13,738
2,877,898 Canal Barge Co, Inc
4.500 11/12/34 2,854
4,450,000 (f) Central American Bank for Economic Integration
5.000 02/09/26 4,460
2,000,000 Central American Bank for Economic Integration
5.000 02/09/26 2,005
10,075,000 Chile Government International Bond
3.100 05/07/41 7,658
8,025,000 Colombia Government International Bond
8.000 11/14/35 8,611
4,800,000 Colombia Government International Bond
8.750 11/14/53 5,264
725,000 (f) Dominican Republic International Bond
6.600 06/01/36 759
2,250,000 European Investment Bank
2.375 05/24/27 2,203
11,961,000 European Investment Bank
0.625 10/21/27 11,248
6,250,000 European Investment Bank
3.250 11/15/27 6,199
11,600,000 European Investment Bank
1.625 10/09/29 10,704
10,000,000 European Investment Bank
0.875 05/17/30 8,784
19,749,000 European Investment Bank
0.750 09/23/30 17,051
6,445,000 European Investment Bank
3.750 02/14/33 6,344
2,000,000 European Investment Bank
4.875 02/15/36 2,107

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
FOREIGN GOVERNMENT BONDS (continued)
$ 11,250,000 Export Development Canada
3.750% 09/07/27 $ 11,266
13,050,000 Export Development Canada
3.875 02/14/28 13,107
10,000,000 Export Development Canada
4.125 02/13/29 10,132
11,400,000 Export Development Canada
4.000 06/20/30 11,504
18,675,000 Export Development Canada
4.750 06/05/34 19,528
4,500,000 Inter-American Development Bank
4.500 05/15/26 4,515
4,868,000 Inter-American Development Bank
1.125 07/20/28 4,541
5,000,000 Inter-American Development Bank
1.125 01/13/31 4,357
15,800,000 Inter-American Development Bank
3.500 04/12/33 15,207
2,644,000 Inter-American Investment Corp
0.625 02/10/26 2,611
19,785,000 Inter-American Investment Corp
4.126 02/15/28 19,933
21,780,000 International Bank for Reconstruction & Development
0.000 03/31/27 21,307
5,250,000 (a) International Bank for Reconstruction & Development
0.000 03/31/28 5,162
25,000,000 International Bank for Reconstruction & Development
1.745 07/31/33 25,513
5,000,000 (f) International Development Association
0.875 04/28/26 4,912
14,750,000 International Finance Corp
4.750 03/16/26 14,777
13,000,000 International Finance Corp
2.126 04/07/26 12,877
4,300,000 International Finance Corp
4.375 01/15/27 4,330
10,643,000 International Finance Facility for Immunisation Co
1.000 04/21/26 10,466
3,050,000 Japan Bank for International Cooperation
1.625 01/20/27 2,964
1,750,000 Japan Bank for International Cooperation
4.875 10/18/28 1,801
3,930,000 Japan International Cooperation Agency
4.250 05/22/30 3,978
8,750,000 Japan International Cooperation Agency
1.750 04/28/31 7,742
4,175,000 (f) Kommuninvest I Sverige AB
4.625 09/29/28 4,284
8,250,000 (f) Korea Electric Power Corp
4.875 01/31/27 8,326
6,500,000 Kreditanstalt fuer Wiederaufbau
1.750 09/14/29 6,037
6,500,000 (f) Kuntarahoitus Oyj
3.625 10/09/29 6,466
13,000,000 Landwirtschaftliche Rentenbank
0.875 09/03/30 11,319
12,375,000 (f) Nederlandse Waterschapsbank NV
4.000 06/01/28 12,453
4,450,000 (f) Nederlandse Waterschapsbank NV
4.375 02/28/29 4,536
10,250,000 (f) Nederlandse Waterschapsbank NV
4.500 01/16/30 10,521
7,000,000 Nederlandse Waterschapsbank NV
1.000 05/28/30 6,158
4,430,000 (f) Nederlandse Waterschapsbank NV
1.000 05/28/30 3,897
15,641,000 OMERS Finance Trust
3.500 04/19/32 14,995
7,666,000 (f) OMERS Finance Trust
3.500 04/19/32 7,349
750,000 OMERS Finance Trust
4.000 04/19/52 588
4,825,000 (f) OMERS Finance Trust
4.000 04/19/52 3,781
5,030,000 OPEC Fund for International Development
4.500 01/26/26 5,033
4,970,000 (f) OPEC Fund for International Development
4.500 01/26/26 4,973
9,750,000 Province of Ontario Canada
1.125 10/07/30 8,521
11,750,000 Province of Ontario Canada
5.050 04/24/34 12,326
9,100,000 Province of Ontario Canada
4.850 06/11/35 9,367
5,000,000 Province of Quebec Canada
7.500 09/15/29 5,660
10,625,000 Province of Quebec Canada
4.500 09/08/33 10,758
10,500,000 Province of Quebec Canada
4.250 09/05/34 10,390
7,750,000 Republic of Italy Government International Bond
4.000 10/17/49 5,829
5,100,000 (f) Serbia International Bond
6.000 06/12/34 5,315
TOTAL FOREIGN GOVERNMENT BONDS 677,309
MORTGAGE BACKED - 10.6%
2,115,000 (c),(f) Angel Oak Mortgage Trust
2.837 11/25/66 1,555
51,124,172 (c),(f) Citigroup Mortgage Loan Trust
0.153 02/25/52 457
5,731,357 (c),(f) Citigroup Mortgage Loan Trust
0.250 02/25/52 80
9,130,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7.456 03/25/42 9,386
19,159,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.650%)
9.006 06/25/42 20,280
2,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.350%)
7.706 01/25/43 3,062
3,930,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.906 05/25/43 4,149
13,540,482 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%)
7.456 06/25/43 14,082
4,574,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 2.700%)
7.056 07/25/43 4,731
5,720,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.900%)
9.188 07/25/43 6,028
4,470,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.550%)
7.906 10/25/43 4,675
2,420,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 1.800%)
6.150 02/25/44 2,443
586,791 Fannie Mae Pool
3.500 05/01/32 580

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 770,727 Fannie Mae Pool
5.000% 05/01/35 $ 788
529,071 Fannie Mae Pool
5.000 10/01/35 542
402,484 Fannie Mae Pool
5.000 02/01/36 412
888,636 Fannie Mae Pool
5.500 11/01/38 922
115,739 Fannie Mae Pool
3.000 05/01/40 108
320,188 Fannie Mae Pool
5.000 09/01/40 328
807,690 Fannie Mae Pool
5.000 05/01/41 827
554,823 Fannie Mae Pool
4.000 09/01/42 540
999,280 Fannie Mae Pool
4.500 03/01/44 998
44,943,129 Fannie Mae Pool
4.000 05/01/44 43,599
266,494 Fannie Mae Pool
4.500 06/01/44 264
2,879,316 Fannie Mae Pool
4.500 06/01/44 2,851
594,875 Fannie Mae Pool
4.500 08/01/44 589
1,512,868 Fannie Mae Pool
4.500 10/01/44 1,498
2,873,584 Fannie Mae Pool
4.500 11/01/44 2,845
501,064 Fannie Mae Pool
5.000 11/01/44 513
804,631 Fannie Mae Pool
4.500 12/01/44 797
328,594 Fannie Mae Pool
4.000 01/01/45 320
135,823 Fannie Mae Pool
4.500 03/01/45 134
230,641 Fannie Mae Pool
4.500 04/01/45 228
1,593,462 Fannie Mae Pool
3.500 05/01/45 1,501
2,333,686 Fannie Mae Pool
3.500 01/01/46 2,194
466,708 Fannie Mae Pool
4.000 04/01/46 448
2,686,855 Fannie Mae Pool
3.500 06/01/46 2,519
1,802,816 Fannie Mae Pool
3.500 07/01/46 1,691
2,901,563 Fannie Mae Pool
3.500 07/01/46 2,737
804,320 Fannie Mae Pool
3.500 08/01/46 754
254,662 Fannie Mae Pool
3.000 10/01/46 225
2,198,021 Fannie Mae Pool
3.500 10/01/46 2,060
917,615 Fannie Mae Pool
4.500 05/01/47 918
1,096,977 Fannie Mae Pool
4.000 10/01/47 1,055
219,668 Fannie Mae Pool
3.500 11/01/47 207
227,815 Fannie Mae Pool
4.500 11/01/47 225
12,243 Fannie Mae Pool
3.500 01/01/48 11
1,653,984 Fannie Mae Pool
4.500 01/01/48 1,635
1,290,256 Fannie Mae Pool
4.500 02/01/48 1,275
1,096,109 Fannie Mae Pool
4.500 05/01/48 1,083
706,884 Fannie Mae Pool
4.500 05/01/48 699
9,411,912 Fannie Mae Pool
3.000 07/01/50 8,453
5,697,742 Fannie Mae Pool
2.500 08/01/51 4,862
3,568,638 Fannie Mae Pool
3.000 09/01/51 3,192
3,907,802 Fannie Mae Pool
2.500 12/01/51 3,322
11,258,719 Fannie Mae Pool
2.500 02/01/52 9,635
3,800,469 Fannie Mae Pool
3.500 02/01/52 3,517
19,703,292 Fannie Mae Pool
3.000 04/01/52 17,357
1,119,402 Fannie Mae Pool
3.500 04/01/52 1,025
9,663,857 Fannie Mae Pool
3.500 05/01/52 8,884
22,708,401 Fannie Mae Pool
3.500 05/01/52 20,784
18,715,063 Fannie Mae Pool
4.000 05/01/52 17,685
11,239,309 Fannie Mae Pool
3.500 06/01/52 10,309
35,990,872 Fannie Mae Pool
3.500 06/01/52 32,997
50,268,139 Fannie Mae Pool
4.000 06/01/52 47,616
3,669,034 Fannie Mae Pool
4.500 06/01/52 3,579
36,192,700 Fannie Mae Pool
4.000 07/01/52 34,206
3,500,887 Fannie Mae Pool
4.500 07/01/52 3,414
16,136,566 Fannie Mae Pool
4.000 08/01/52 15,251
30,072,627 Fannie Mae Pool
4.500 08/01/52 29,308
23,448,794 Fannie Mae Pool
5.000 08/01/52 23,371
70,640,843 Fannie Mae Pool
4.000 09/01/52 66,818
137,122,590 Fannie Mae Pool
4.500 09/01/52 133,634
9,780,038 Fannie Mae Pool
5.000 09/01/52 9,747
23,190,295 Fannie Mae Pool
4.000 10/01/52 21,920

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 52,220,759 Fannie Mae Pool
4.500% 10/01/52 $ 50,925
62,046,965 Fannie Mae Pool
5.000 10/01/52 61,834
50,967,148 Fannie Mae Pool
4.500 11/01/52 49,655
26,431,122 Fannie Mae Pool
5.500 12/01/52 26,806
150,580 Fannie Mae Pool
5.000 01/01/53 150
33,871,328 Fannie Mae Pool
5.000 02/01/53 33,751
4,908,291 Fannie Mae Pool
6.000 02/01/53 5,029
2,607,787 Fannie Mae Pool
6.000 03/01/53 2,676
29,223,485 Fannie Mae Pool
5.000 04/01/53 29,117
2,374,471 Fannie Mae Pool
6.000 05/01/53 2,439
8,310,958 Fannie Mae Pool
5.000 06/01/53 8,331
39,990,734 Fannie Mae Pool
5.500 06/01/53 40,467
7,449,413 Fannie Mae Pool
4.500 07/01/53 7,251
7,998,343 Fannie Mae Pool
5.000 07/01/53 7,956
13,879,497 Fannie Mae Pool
5.000 08/01/53 13,818
45,330,100 Fannie Mae Pool
5.500 08/01/53 45,777
79,377,532 Fannie Mae Pool
5.500 10/01/53 80,275
38,255,208 Fannie Mae Pool
6.000 11/01/53 39,167
634,090 Fannie Mae Pool
6.000 01/01/54 649
12,668,709 Fannie Mae Pool
4.000 02/01/54 11,973
4,141,794 Fannie Mae Pool
5.500 04/01/54 4,182
64,097,827 Fannie Mae Pool
5.500 05/01/54 64,726
3,688,544 Fannie Mae Pool
6.000 06/01/54 3,770
87,113,192 Fannie Mae Pool
5.500 10/01/54 87,897
5,294,643 Fannie Mae Pool
6.000 10/01/54 5,415
1,127,339 (c) Fannie Mae REMICS, (SOFR30A + 5.836%)
1.479 09/25/43 120
4,379,362 Fannie Mae REMICS
3.500 02/25/48 3,928
3,249,251 Fannie Mae REMICS
4.000 07/25/48 3,102
4,611,329 Fannie Mae REMICS
2.000 08/25/50 586
6,548,325 Fannie Mae REMICS
2.000 10/25/50 4,631
11,288,457 Fannie Mae REMICS
2.500 11/25/50 1,575
4,078,030 Fannie Mae REMICS
3.000 12/25/50 699
3,419,747 Fannie Mae REMICS
3.000 02/25/51 571
4,438,733 Fannie Mae REMICS
2.500 11/25/51 499
12,510,402 Fannie Mae REMICS
3.500 04/25/52 9,767
2,626,347 Fannie Mae REMICS
4.000 05/25/52 2,146
7,159,626 Fannie Mae REMICS
4.500 07/25/52 6,504
2,628,488 Fannie Mae REMICS
4.500 08/25/52 2,289
1,979,302 Fannie Mae REMICS
4.000 09/25/52 1,747
2,465,644 Fannie Mae REMICS
4.000 09/25/52 2,186
1,910,894 Fannie Mae REMICS
4.500 10/25/52 1,822
2,193,140 Fannie Mae REMICS
4.500 10/25/52 2,111
3,943,194 Fannie Mae REMICS
5.500 11/25/52 4,020
8,644,279 (c) Fannie Mae-Aces
2.982 02/25/27 8,522
2,762,523 (c) Fannie Mae-Aces
3.421 06/25/28 2,722
2,505 Freddie Mac Gold Pool
8.000 01/01/31 3
62,908 Freddie Mac Gold Pool
4.500 07/01/33 63
427,059 Freddie Mac Gold Pool
7.000 12/01/33 446
74,396 Freddie Mac Gold Pool
7.000 05/01/35 78
320,670 Freddie Mac Gold Pool
5.000 06/01/36 329
104,136 Freddie Mac Gold Pool
5.000 07/01/39 107
68,448 Freddie Mac Gold Pool
4.000 06/01/42 67
153,466 Freddie Mac Gold Pool
4.500 10/01/44 152
195,686 Freddie Mac Gold Pool
4.500 11/01/44 194
391,153 Freddie Mac Gold Pool
4.500 11/01/44 388
200,999 Freddie Mac Gold Pool
4.500 12/01/44 197
193,706 Freddie Mac Gold Pool
4.500 12/01/44 192
857,592 Freddie Mac Gold Pool
3.500 04/01/45 809
3,237,395 Freddie Mac Gold Pool
3.500 10/01/45 3,047
58,078 Freddie Mac Gold Pool
3.000 04/01/47 53
345,048 Freddie Mac Gold Pool
4.500 06/01/47 342
776,344 Freddie Mac Gold Pool
4.000 09/01/47 746

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 618,711 Freddie Mac Gold Pool
3.500% 12/01/47 $ 580
2,492,936 Freddie Mac Gold Pool
4.500 08/01/48 2,467
5,131,179 Freddie Mac Pool
2.310 12/01/31 4,606
6,780,573 Freddie Mac Pool
3.740 06/01/37 6,201
7,210,211 Freddie Mac Pool
3.350 08/01/37 6,430
2,229,655 Freddie Mac Pool
3.400 12/01/37 1,987
5,646,500 Freddie Mac Pool
4.300 12/01/37 5,430
1,810,960 Freddie Mac Pool
3.500 03/01/38 1,641
640,000 Freddie Mac Pool
4.330 05/01/38 617
3,132,240 Freddie Mac Pool
2.970 07/01/38 2,659
3,357,410 Freddie Mac Pool
4.550 07/01/38 3,284
5,775,000 Freddie Mac Pool
3.500 10/01/38 5,136
393,884 Freddie Mac Pool
3.160 11/01/38 339
1,853,500 Freddie Mac Pool
3.910 01/01/39 1,710
2,293,500 Freddie Mac Pool
4.750 12/01/39 2,289
3,329,683 Freddie Mac Pool
3.000 01/01/41 2,753
752,816 Freddie Mac Pool
4.250 09/01/42 718
3,945,358 Freddie Mac Pool
3.000 11/01/49 3,539
3,451,152 Freddie Mac Pool
2.500 11/01/51 2,925
9,340,566 Freddie Mac Pool
3.000 11/01/51 8,392
1,133,190 Freddie Mac Pool
3.000 11/01/51 1,013
958,441 Freddie Mac Pool
3.000 11/01/51 865
1,365,922 Freddie Mac Pool
3.000 11/01/51 1,228
3,893,664 Freddie Mac Pool
2.500 01/01/52 3,294
9,218,766 Freddie Mac Pool
2.500 02/01/52 7,889
294,461 Freddie Mac Pool
3.000 02/01/52 259
5,857,062 Freddie Mac Pool
3.000 03/01/52 5,157
4,635,556 Freddie Mac Pool
2.500 04/01/52 3,935
13,332,932 Freddie Mac Pool
4.000 04/01/52 12,603
20,077,329 Freddie Mac Pool
3.000 05/01/52 17,675
450,015 Freddie Mac Pool
3.000 06/01/52 398
37,045 Freddie Mac Pool
3.000 06/01/52 33
7,885,554 Freddie Mac Pool
4.500 06/01/52 7,687
233,693 Freddie Mac Pool
4.500 07/01/52 228
7,852,793 Freddie Mac Pool
4.500 07/01/52 7,656
8,492,044 Freddie Mac Pool
6.000 11/01/52 8,720
13,885,791 Freddie Mac Pool
5.000 01/01/53 13,837
10,378,710 Freddie Mac Pool
5.000 06/01/53 10,338
9,457,576 Freddie Mac Pool
5.000 08/01/53 9,420
17,618,149 Freddie Mac Pool
5.500 08/01/53 17,823
6,347,055 Freddie Mac REMICS
3.500 01/15/47 5,802
1,222,176 Freddie Mac REMICS
4.000 10/15/47 1,159
2,167,961 Freddie Mac REMICS
4.000 11/15/47 2,074
5,425,082 Freddie Mac REMICS
4.000 01/15/48 5,188
6,408,105 Freddie Mac REMICS
4.000 03/15/48 6,124
1,764,463 Freddie Mac REMICS
4.000 04/15/48 1,686
5,807,281 Freddie Mac REMICS
4.000 04/15/48 5,518
2,451,990 (c) Freddie Mac REMICS, (SOFR30A + 9.737%)
2.742 06/15/48 2,299
1,667,874 (c) Freddie Mac REMICS, (SOFR30A + 9.657%)
2.662 10/15/48 1,495
5,827,938 Freddie Mac REMICS
2.000 09/25/50 4,015
2,331,319 Freddie Mac REMICS
2.000 09/25/50 302
6,542,076 Freddie Mac REMICS
3.000 09/25/50 4,834
4,992,573 Freddie Mac REMICS
3.000 10/25/50 3,629
14,898,697 Freddie Mac REMICS
2.500 02/25/51 2,446
1,719,221 Freddie Mac REMICS
4.000 08/25/52 1,532
2,946,438 Freddie Mac REMICS
4.500 10/25/52 2,776
3,649,802 Freddie Mac REMICS
5.500 11/25/52 3,740
2,903,792 Freddie Mac REMICS
5.500 02/25/53 2,964
500,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 7.100%)
11.456 01/25/42 531
2,285,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.750%)
9.106 02/25/42 2,382
3,000,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 5.650%)
8.647 04/25/42 3,186
8,255,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%)
7.706 05/25/42 8,572

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 12,438,292 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.500%)
8.856% 06/25/42 $ 13,165
8,581,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 4.000%)
8.356 07/25/42 9,040
11,830,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.550%)
7.906 08/25/42 12,393
6,442,557 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.700%)
8.056 09/25/42 6,775
9,695,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%)
7.598 04/25/43 10,159
7,970,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.500%)
7.856 05/25/43 8,410
58,931 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3.783 02/25/48 57
74,055 (c),(f) Freddie Mac STACR Securitized Participation Interests Trust
3.851 05/25/48 72
6,300,475 Ginnie Mae I Pool
2.690 06/15/33 5,904
5,364,320 Ginnie Mae I Pool
3.700 10/15/33 5,212
43,003 Ginnie Mae I Pool
5.000 04/15/38 44
6,300,305 Ginnie Mae I Pool
3.700 08/15/40 5,888
10,424,612 Ginnie Mae I Pool
2.750 01/15/45 9,841
81,124 Ginnie Mae II Pool
6.500 11/20/38 86
3,428,201 Ginnie Mae II Pool
3.500 12/20/46 3,181
2,343,991 Ginnie Mae II Pool
3.500 01/20/47 2,175
1,253,487 Ginnie Mae II Pool
3.500 10/20/50 1,156
23,557,195 Ginnie Mae II Pool
3.000 06/20/51 21,050
38,147,296 Ginnie Mae II Pool
3.000 12/20/51 34,117
21,952,798 Ginnie Mae II Pool
3.000 01/20/52 19,615
4,681,134 Ginnie Mae II Pool
2.500 02/20/52 3,957
19,429,807 Ginnie Mae II Pool
3.500 04/20/52 17,819
33,775,644 Ginnie Mae II Pool
3.500 07/20/52 30,850
6,064,499 Ginnie Mae II Pool
4.000 08/20/52 5,760
14,062,902 Ginnie Mae II Pool
4.500 08/20/52 13,742
52,740,456 Ginnie Mae II Pool
4.000 09/20/52 49,967
3,161,066 Ginnie Mae II Pool
5.000 09/20/52 3,163
7,700,921 Ginnie Mae II Pool
5.000 11/20/52 7,706
26,234,761 Ginnie Mae II Pool
3.500 12/20/52 23,969
33,497,638 Ginnie Mae II Pool
4.500 12/20/52 32,708
14,640,213 Ginnie Mae II Pool
4.500 02/20/53 14,281
1,126,756 Ginnie Mae II Pool
5.000 02/20/53 1,127
4,943,701 Ginnie Mae II Pool
3.000 08/20/53 4,443
10,423,360 Government National Mortgage Association
5.000 01/20/40 2,092
4,845,540 Government National Mortgage Association
4.500 03/20/40 852
7,859,636 Government National Mortgage Association
5.000 03/20/40 1,501
6,231,493 Government National Mortgage Association
2.500 10/16/43 5,589
6,240,355 Government National Mortgage Association
2.500 12/20/43 5,620
2,129,729 Government National Mortgage Association
3.000 03/20/45 1,921
819,302 Government National Mortgage Association
4.000 06/20/46 91
2,823,813 Government National Mortgage Association
5.000 09/20/46 525
11,473,926 Government National Mortgage Association
3.000 11/20/51 8,377
13,638,197 Government National Mortgage Association
3.000 12/20/51 10,030
9,408,513 Government National Mortgage Association
3.000 01/20/52 7,056
11,176,320 Government National Mortgage Association
3.000 02/20/52 7,672
7,915,528 Government National Mortgage Association
4.000 04/20/52 6,702
8,241,147 Government National Mortgage Association
5.000 04/20/52 1,502
2,655,431 Government National Mortgage Association
4.000 07/20/52 2,258
4,759,387 Government National Mortgage Association
4.500 09/20/52 4,435
3,884,721 Government National Mortgage Association
4.500 09/20/52 3,622
3,266,828 Government National Mortgage Association
4.500 09/20/52 3,160
3,512,841 Government National Mortgage Association
4.500 09/20/52 3,160
4,143,990 Government National Mortgage Association
4.500 02/20/53 3,921
3,681,594 Government National Mortgage Association
5.500 02/20/53 3,697
6,034,841 (c) Government National Mortgage Association, (SOFR30A + 6.950%)
2.561 05/20/53 488
4,494,024 (c) Government National Mortgage Association, (SOFR30A + 23.205%)
6.089 08/20/53 4,998
2,461,019 (c) Government National Mortgage Association, (SOFR30A + 25.350%)
8.234 08/20/53 2,942
7,611,426 Government National Mortgage Association
5.000 12/20/53 7,458
6,734,085 Government National Mortgage Association
2.500 04/20/54 4,899
4,410,560 Government National Mortgage Association (GNMA)
3.000 02/20/51 3,941
14,214,635 Government National Mortgage Association (GNMA)
4.500 10/20/52 13,886
57,053,148 (c),(f) GS Mortgage-Backed Securities Corp Trust
0.151 08/25/51 488

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MORTGAGE BACKED (continued)
$ 1,793,391 (c),(f) GS Mortgage-Backed Securities Corp Trust
2.500% 08/25/51 $ 1,481
7,082,764 (c),(f) GS Mortgage-Backed Securities Trust
2.500 11/25/51 5,840
3,982,764 (c),(f) GS Mortgage-Backed Securities Trust
2.500 03/25/52 3,285
1,981,941 (c),(f) GS Mortgage-Backed Securities Trust
2.823 05/28/52 1,659
93,816 (c) Impac CMB Trust, (TSFR1M + 0.774%)
4.932 03/25/35 87
2,892,213 (c),(f) J.P. Morgan Mortgage Trust
3.242 10/25/52 2,385
176,993 (c),(f) JP Morgan Mortgage Trust
3.500 05/25/47 160
216,277 (c),(f) JP Morgan Mortgage Trust
3.500 10/25/48 195
75,590 (c),(f) JP Morgan Mortgage Trust
4.000 01/25/49 71
15,951,025 (c),(f) JP Morgan Mortgage Trust
0.119 06/25/51 103
28,056,563 (c),(f) JP Morgan Mortgage Trust
0.106 11/25/51 165
2,059,623 (c),(f) JP Morgan Mortgage Trust
2.500 11/25/51 1,699
29,427,150 (c),(f) JP Morgan Mortgage Trust
0.113 12/25/51 187
2,464,236 (c),(f) JP Morgan Mortgage Trust
2.500 12/25/51 2,033
2,995,130 (c),(f) JP Morgan Mortgage Trust
2.845 12/25/51 2,430
3,551,940 (c),(f) JP Morgan Mortgage Trust
2.500 01/25/52 2,927
5,736,986 (c),(f) JP Morgan Mortgage Trust
2.500 06/25/52 4,711
7,457,324 (c),(f) JP Morgan Mortgage Trust
3.000 06/25/52 6,467
32,080,905 (f) JP Morgan Mortgage Trust
0.224 07/25/52 311
5,550,010 (c),(f) JP Morgan Mortgage Trust
2.500 07/25/52 4,562
7,887,442 (c),(f) JP Morgan Mortgage Trust
3.250 07/25/52 7,045
8,600,436 (c),(f) JP Morgan Mortgage Trust
3.000 08/25/52 7,394
4,424,634 (c),(f) JP Morgan Mortgage Trust
3.000 10/25/52 3,804
4,396,438 (c),(f) JP Morgan Mortgage Trust
3.000 11/25/52 3,782
5,979,841 (c),(f) JP Morgan Mortgage Trust
3.000 04/25/53 5,141
329,581 (c),(f) JP Morgan Mortgage Trust
5.000 06/25/53 324
2,255,800 (c),(f) JP Morgan Mortgage Trust
5.500 06/25/53 2,251
3,282,157 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 08/25/51 2,707
2,290,151 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 2,053
2,130,546 (c),(f) Morgan Stanley Residential Mortgage Loan Trust
2.500 09/25/51 1,755
1,811,778 (c),(f) RCKT Mortgage Trust
3.007 09/25/51 1,490
5,879,979 (c),(f) RCKT Mortgage Trust
2.500 02/25/52 4,850
2,848,669 (c),(f) RCKT Mortgage Trust
3.000 05/25/52 2,451
1,184,390 (c),(f) RCKT Mortgage Trust
3.186 05/25/52 998
49,272 (c),(f) Sequoia Mortgage Trust
4.000 06/25/49 47
137,786 (c),(f) Sequoia Mortgage Trust
3.500 12/25/49 124
2,495,414 (c),(f) Sequoia Mortgage Trust
2.500 06/25/51 2,073
214,450 (c),(f) Shellpoint Co-Originator Trust
3.500 10/25/47 197
TOTAL MORTGAGE BACKED 2,289,504
MUNICIPAL BONDS - 1.7%
4,835,000 American Municipal Power, Inc
6.270 02/15/50 5,051
1,990,000 California Health Facilities Financing Authority
2.984 06/01/33 1,800
2,430,000 California Health Facilities Financing Authority
4.190 06/01/37 2,297
2,130,000 California Health Facilities Financing Authority
4.353 06/01/41 1,969
50,000 California Municipal Finance Authority
2.288 08/15/28 47
8,500,000 (f) Chester Upland School District
5.330 12/30/25 8,431
3,035,000 City & County of Honolulu HI
2.668 10/01/27 2,974
5,645,000 City & County of Honolulu HI
3.974 09/01/35 5,412
1,615,000 City & County of Honolulu HI
4.004 09/01/36 1,535
10,250,000 City & County of San Francisco CA
5.770 06/15/45 10,435
7,085,000 City & County of San Francisco CA
4.000 04/01/47 5,535
4,910,000 City & County of San Francisco CA
5.450 06/15/64 4,745
350,000 City & County of San Francisco CA Community Facilities District No 2014-1
3.091 09/01/36 304
5,500,000 City & County of San Francisco CA Community Facilities District No 2014-1
4.000 09/01/48 4,419
7,790,000 City & County of San Francisco CA Community Facilities District No 2014-1
3.482 09/01/50 5,564
1,240,000 City & County of San Francisco CA Community Facilities District No 2014-1
6.332 09/01/51 1,278
7,500,000 City of Los Angeles CA
3.880 09/01/38 6,895
1,125,000 City of Los Angeles CA
4.750 09/01/38 1,122
5,445,000 City of Los Angeles CA
4.800 09/01/39 5,407
7,190,000 City of Los Angeles CA
5.000 09/01/42 7,030
1,530,000 City of Los Angeles Department of Airports Customer Facility Charge Revenue
3.158 05/15/29 1,479
1,780,000 (f) City of Miami FL
4.808 01/01/39 1,712

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 3,300,000 City of New York NY
5.094% 10/01/49 $ 3,158
3,000,000 City of New York NY
5.828 10/01/53 3,145
4,835,000 City of Oakland CA
2.070 01/15/29 4,526
3,025,000 City of Port Lions AK
7.500 10/01/52 3,166
3,725,000 City of San Francisco CA Public Utilities Commission Water Revenue
3.950 11/01/36 3,495
1,000,000 City of San Juan Capistrano CA
3.700 08/01/31 979
5,255,000 City of Seattle WA Local Improvement District No 6751
2.999 11/01/43 4,494
5,235,000 City of Seattle WA Local Improvement District No 6751
3.079 11/01/43 4,430
4,000,000 Columbus Metropolitan Housing Authority
5.050 04/01/30 4,034
1,000,000 (f) County of Gallatin MT
11.500 09/01/27 1,030
3,500,000 (f) County of Gallatin MT
11.500 09/01/27 3,606
5,000,000 County of Santa Clara CA
4.970 08/01/39 5,074
10,000,000 District of Columbia Water & Sewer Authority
4.814 10/01/14 8,777
17,901,531 Freddie Mac Multifamily Variable Rate Certificate
4.050 08/25/38 17,083
640,000 Henry County Water Authority
3.000 01/01/43 478
850,000 Henry County Water Authority
3.200 01/01/49 588
1,000,000 Honolulu City & County Board of Water Supply
2.327 07/01/32 895
6,430,000 Lavaca-Navidad River Authority
4.430 08/01/35 6,420
1,025,000 Maine State Housing Authority
2.331 11/15/30 932
1,500,000 Maryland Economic Development Corp
5.433 05/31/56 1,455
3,925,000 Maryland Economic Development Corp
5.942 05/31/57 3,986
3,000,000 Massachusetts Clean Energy Cooperative Corp
2.020 07/01/28 2,846
3,000,000 Massachusetts Clean Energy Cooperative Corp
2.485 07/01/32 2,666
2,000,000 Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
2.942 07/01/43 1,530
11,675,000 Metropolitan Water Reclamation District of Greater Chicago
5.720 12/01/38 12,240
4,225,000 Minnesota Housing Finance Agency
5.897 08/01/49 4,246
6,580,000 Minnesota Housing Finance Agency
5.947 08/01/54 6,635
22,250,000 (c),(f) New Hampshire Business Finance Authority
4.400 02/01/29 22,250
8,295,000 (c),(f) New Hampshire Business Finance Authority
4.270 07/01/33 8,295
6,750,000 New Hampshire Business Finance Authority
5.876 12/01/35 7,133
2,740,000 New Hampshire Business Finance Authority
5.694 11/01/45 2,713
1,960,000 New Hampshire Business Finance Authority
5.775 11/01/54 1,908
720,000 New Jersey Economic Development Authority
5.298 03/01/32 750
2,500,000 New York City Housing Development Corp
3.720 11/01/39 2,123
5,500,000 New York City Housing Development Corp
5.448 08/01/54 5,303
3,430,000 New York City Housing Development Corp
5.884 02/01/55 3,430
2,400,000 New York State Energy Research & Development Authority
6.222 04/01/40 2,474
17,500,000 New York Transportation Development Corp
5.000 01/01/26 17,565
7,420,000 New York Transportation Development Corp
6.971 06/30/51 7,377
6,925,000 (a),(b),(f) Pennsylvania Economic Development Financing Authority
10.000 12/01/29 1
1,170,000 Pharr Economic Development Corp
3.513 08/15/30 1,139
1,140,000 Pharr Economic Development Corp
3.893 08/15/33 1,096
405,000 (a),(b) Public Finance Authority
15.000 12/31/25  0^
1,735,000 (f) Public Finance Authority
7.500 06/01/29 1,688
6,700,000 Public Finance Authority
5.292 07/01/29 6,853
5,000,000 (f) Public Finance Authority
6.250 06/01/31 5,059
1,250,000 Redevelopment Authority of the City of Philadelphia
1.927 09/01/27 1,203
640,000 Redevelopment Authority of the City of Philadelphia
4.711 09/01/30 653
1,935,000 Redevelopment Authority of the City of Philadelphia
5.226 09/01/40 1,958
1,005,000 Sales Tax Securitization Corp
5.293 01/01/41 1,022
10,045,000 San Francisco City & County Public Utilities Commission Wastewater Revenue
4.655 10/01/27 10,196
2,000,000 San Francisco City & County Redevelopment Agency
4.375 08/01/44 1,721
1,325,000 San Luis Obispo County Financing Authority
5.571 09/01/40 1,378
1,315,000 South Dakota Housing Development Authority
5.460 05/01/53 1,337
3,770,000 State of Oregon
5.832 05/01/45 3,935
3,000 State of Wisconsin
5.700 05/01/26 3
1,650,000 (f) Syracuse Industrial Development Agency
5.000 01/01/36 1,242
315,000 Tampa Bay Water
2.612 10/01/25 315
1,965,000 Tampa Bay Water
2.612 10/01/25 1,965
3,225,000 Tampa Bay Water
2.782 10/01/26 3,225
3,000,000 Tampa Bay Water
2.952 10/01/27 3,000
1,255,000 Texas Water Development Board
4.248 10/15/35 1,245

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
MUNICIPAL BONDS (continued)
$ 4,170,000 Texas Water Development Board
4.648% 04/15/50 $ 3,861
3,020,000 Toledo-Lucas County Port Authority
5.850 11/15/49 2,956
1,830,000 United Nations Development Corp
6.536 08/01/55 1,956
1,000,000 University of Cincinnati
3.250 06/01/29 1,000
18,000,000 University of New Mexico
3.532 06/20/32 17,666
500,000 Upper Allegheny Joint Sanitary Authority
3.550 09/01/39 443
1,500,000 Upper Allegheny Joint Sanitary Authority
3.800 09/01/49 1,219
TOTAL MUNICIPAL BONDS 358,011
U.S. TREASURY SECURITIES - 7.9%
257,069,000 United States Treasury Note
3.500 09/30/27 256,517
132,113,000 United States Treasury Note
3.375 09/15/28 131,215
191,318,000 United States Treasury Note
3.625 09/30/30 190,346
222,945,000 United States Treasury Note
3.875 09/30/32 222,213
294,153,000 United States Treasury Note
4.250 08/15/35 296,543
180,042,000 United States Treasury Note
4.750 08/15/45 184,065
174,056,000 United States Treasury Note
4.750 05/15/55 174,600
10,000,000 United States Treasury Note/Bond
2.625 05/31/27 9,834
14,508,000 United States Treasury Note/Bond
1.875 02/15/41 10,199
4,700,000 United States Treasury Note/Bond
2.250 05/15/41 3,482
202,078,800 United States Treasury Note/Bond
2.375 02/15/42 149,744
29,796,000 United States Treasury Note/Bond
3.250 05/15/42 25,031
35,830,000 United States Treasury Note/Bond
2.875 11/15/46 26,828
2,500,000 United States Treasury Note/Bond
3.000 02/15/49 1,872
40,008,000 United States Treasury Note/Bond
2.250 02/15/52 24,816
4,021,000 United States Treasury Note/Bond
4.625 05/15/54 3,951
TOTAL U.S. TREASURY SECURITIES 1,711,256
TOTAL GOVERNMENT BONDS
(Cost $5,245,476) 5,152,932
SHARES DESCRIPTION VALUE (000)
PREFERRED STOCKS - 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
390,000 Brookfield Property Partners LP 5,877
681,850 (e) Brookfield Property Partners LP 9,137
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 15,014
UTILITIES - 0.0%
490,000 Brookfield Infrastructure Partners LP 8,644
308,000 Brookfield Renewable Partners LP 5,824
TOTAL UTILITIES 14,468
TOTAL PREFERRED STOCKS
(Cost $46,746) 29,482
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
774 (a) ABIOMED, Inc 12/31/29 1
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1
UTILITIES - 0.0%
2,825,640 Orsted AS. 10/02/25 2,813
TOTAL UTILITIES 2,813
TOTAL RIGHTS/WARRANTS
(Cost $4,706) 2,814
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
STRUCTURED ASSETS - 3.8%
ASSET BACKED - 1.1%
1,965,221 (f) Air Canada Pass Through Trust, Series 2017 1
3.550 01/15/30 1,852
1,000,000 (c),(f) BFLD Trust, (TSFR1M + 2.214%), Series 2020 EYP
6.365 10/15/35 42
24,619 (c) C-BASS Trust, (TSFR1M + 0.274%), Series 2006 CB6
3.147 07/25/36 25
6,270,000 (f) Centersquare Issuer LLC, Series 2025 1A
5.500 03/26/55 6,125
3,505,152 Delta Air Lines Pass Through Trust, Series 2020 1
2.000 06/10/28 3,357

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
ASSET BACKED (continued)
$ 12,497,439 Delta Air Lines Pass Through Trust, Series 2020 1
2.500% 06/10/28 $ 11,941
11,875,000 (f) Frontier Issuer LLC, Series 2023 1
6.600 08/20/53 12,060
5,750,000 (f) Frontier Issuer LLC, Series 2023 1
8.300 08/20/53 5,891
7,540,000 (f) Frontier Issuer LLC, Series 2024 1
6.190 06/20/54 7,772
1,500,000 (f) Frontier Issuer LLC, Series 2024 1
11.160 06/20/54 1,683
2,657,068 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 3CS
2.100 05/20/48 2,120
2,835,935 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 4GS
1.930 07/20/48 2,346
10,364,177 (f) GoodLeap Sustainable Home Solutions Trust, Series 2021 5CS
2.310 10/20/48 8,790
3,599,067 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2.700 01/20/49 3,240
2,907,728 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 1GS
2.940 01/20/49 1,936
12,861,287 (f) GoodLeap Sustainable Home Solutions Trust, Series 2022 3CS
4.950 07/20/49 11,630
8,297,000 (f) Grace Trust, Series 2020 GRCE
2.347 12/10/40 7,382
1,446,779 (f) HERO Funding Trust, Series 2015 1A
3.840 09/21/40 1,392
413,348 (f) HERO Funding Trust, Series 2014 2A
3.990 09/21/40 386
733,855 (f) HERO Funding Trust, Series 2016 2A
3.750 09/20/41 702
684,053 (f) HERO Funding Trust, Series 2016 1A
4.050 09/20/41 661
261,284 (f) HERO Funding Trust, Series 2016 3A
3.080 09/20/42 243
2,177,809 (f) HERO Funding Trust, Series 2017 1A
3.710 09/20/47 2,045
2,119,375 (f) HERO Funding Trust, Series 2017 3A
3.190 09/20/48 1,944
493,593 (f) HERO Funding Trust, Series 2017 2A
3.280 09/20/48 456
2,298,431 (f) HERO Funding Trust, Series 2018 1A
4.670 09/20/48 2,231
1,809,283 (f) HERO Funding Trust, Series 2021 1A
2.240 09/20/51 1,551
7,375,000 (f) Hertz Vehicle Financing III LLC, Series 2023 2A
5.570 09/25/29 7,596
6,569 (c) Home Equity Asset Trust, (TSFR1M + 1.614%), Series 2003 1
3.986 06/25/33 7
2,596,297 (f) Loanpal Solar Loan Ltd, Series 2021 1GS
2.290 01/20/48 2,174
4,525,881 (f) Loanpal Solar Loan Ltd, Series 2021 2GS
2.220 03/20/48 3,682
933,803 (f) Mosaic Solar Loan Trust, Series 2020 1A
2.100 04/20/46 821
1,292,317 (f) Mosaic Solar Loan Trust, Series 2020 1A
3.100 04/20/46 1,122
1,567,216 (f) Mosaic Solar Loan Trust, Series 2021 1A
2.050 12/20/46 1,252
1,305,000 (f) Mosaic Solar Loan Trust, Series 2024 1A
10.000 09/20/49 287
2,416,216 (f) Mosaic Solar Loan Trust, Series 2021 3A
1.440 06/20/52 1,978
1,984,912 (f) Mosaic Solar Loans LLC, Series 2017 2A
3.820 06/22/43 1,868
2,586,777 (f) Mosaic Solar Loans LLC, Series 2021 2A
1.640 04/22/47 2,142
750,000 (f) Progress Residential Trust, Series 2021 SFR9
2.711 11/17/40 702
1,561,098 (f) Renew, Series 2017 1A
3.670 09/20/52 1,458
3,159,162 (f) Renew, Series 2018 1
3.950 09/20/53 2,977
3,003,620 (f) Renew, Series 2021 1
2.060 11/20/56 2,449
4,010,407 SCE Recovery Funding LLC, Series 2021 A-1
0.861 11/15/31 3,565
176,200 (c) Structured Asset Investment Loan Trust, (TSFR1M + 1.014%), Series 2004 8
5.172 09/25/34 169
5,751,314 (f) Sunnova Helios VII Issuer LLC, Series 2021 C
2.030 10/20/48 4,919
3,276,932 (f) Sunnova Helios VIII Issuer LLC, Series 2022 A
2.790 02/22/49 2,772
2,139,559 (f) Sunnova Helios XII Issuer LLC, Series 2023 B
5.600 08/22/50 1,707
2,334,062 (f) Sunrun Athena Issuer LLC, Series 2018 1
5.310 04/30/49 2,260
7,946,191 (f) Sunrun Atlas Issuer LLC, Series 2019 2
3.610 02/01/55 7,599
4,892,204 (f) Sunrun Callisto Issuer LLC, Series 2021 2A
2.270 01/30/57 4,399
4,885,285 (f) Sunrun Julius Issuer LLC, Series 2023 2A
6.600 01/30/59 4,916
6,471,961 (f) Sunrun Jupiter Issuer LLC, Series 2022 1A
4.750 07/30/57 6,205
2,832,571 (f) Sunrun Neptune Issuer LLC, Series 2024 1A
6.270 02/01/55 2,824
8,250,000 (f) Switch ABS Issuer LLC, Series 2025 1A
5.036 03/25/55 8,173
1,708,965 (f) Tesla Auto Lease Trust, Series 2023 B
6.130 09/21/26 1,712
872,373 (f) Tesla Auto Lease Trust, Series 2024 B
4.790 01/20/27 873
2,385,000 (f) Tesla Auto Lease Trust, Series 2023 B
6.220 03/22/27 2,394
4,438,959 (f) Tesla Auto Lease Trust, Series 2024 A
5.300 06/21/27 4,452
5,380,000 (f) Tesla Auto Lease Trust, Series 2023 B
6.570 08/20/27 5,402
10,265,000 (f) Tesla Auto Lease Trust, Series 2024 B
4.820 10/20/27 10,322
10,013,000 (f) Tesla Auto Lease Trust, Series 2024 B
4.880 06/20/28 10,085
811,601 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.540 12/21/26 812
4,650,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.380 06/20/28 4,694
1,500,000 (f) Tesla Electric Vehicle Trust, Series 2023 1
5.380 02/20/29 1,528
12,350,348 (f) Vivint Colar Financing V LLC, Series 2018 1A
4.730 04/30/48 11,803
4,053,106 (f) Vivint Solar Financing VII LLC, Series 2020 1A
2.210 07/31/51 3,736
TOTAL ASSET BACKED 237,639

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED - 2.7%
$ 4,000,000 (f) 225 Liberty Street Trust, Series 2016 225L
3.597% 02/10/36 $ 3,922
59,894 (c),(f) Agate Bay Mortgage Trust, Series 2015 6
3.500 09/25/45 56
1,500,000 (c),(f) Alen Mortgage Trust, (TSFR1M + 2.364%), Series 2021 ACEN
6.515 04/15/34 1,378
4,000,000 (f) BANK, Series 2019 BN21
2.500 10/17/52 2,978
6,500,000 (c) BANK, Series 2019 BN21
3.517 10/17/52 5,652
8,000,000 (c) BANK, Series 2019 BN22
3.570 11/15/62 7,116
4,940,000 (c),(f) BBCMS Mortgage Trust, Series 2018 CHRS
4.409 08/05/38 4,247
2,750,000 (f) BBCMS Trust, Series 2015 SRCH
4.798 08/10/35 2,630
1,316,000 (c),(f) BBCMS Trust, Series 2015 SRCH
5.122 08/10/35 1,242
8,870,000 (c),(f) Benchmark Mortgage Trust, Series 2019 B10
4.029 03/15/62 6,748
5,200,000 (f) BMO 360A, Series 2022 C1
3.776 02/17/55 4,678
4,690,000 (c),(f) BX Commercial Mortgage Trust, (TSFR1M + 1.312%), Series 2021 XL2
5.462 10/15/38 4,687
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.490%), Series 2022 AHP
5.640 01/17/39 5,997
6,000,000 (c),(f) BX TRUST, (TSFR1M + 1.840%), Series 2022 AHP
5.990 01/17/39 5,996
2,901,500 (c),(f) CCRC Affordable Multifamily Housing Mortgage Trust, Series 2017 Q005
5.631 06/25/34 2,670
2,000,000 (c) CD Mortgage Trust, Series 2016 CD2
3.879 11/10/49 1,628
14,270,000 (f) Century Plaza Towers, Series 2019 CPT
2.865 11/13/39 13,150
1,000,000 (c),(f) Century Plaza Towers, Series 2019 CPT
3.097 11/13/39 908
1,750,000 (c),(f) Century Plaza Towers, Series 2019 CPT
3.097 11/13/39 1,448
1,197,574 (c),(f) CIM Trust, Series 2021 J2
2.670 04/25/51 984
2,000,000 (c) Citigroup Commercial Mortgage Trust, Series 2015 GC29
4.109 04/10/48 1,822
1,615,000 Citigroup Commercial Mortgage Trust, Series 2019 GC41
3.018 08/10/56 1,484
4,375,000 (f) COMM Mortgage Trust, Series 2022 HC
3.376 01/10/39 4,125
3,600,000 (f) COMM Mortgage Trust, Series 2025 167G
5.503 08/10/40 3,620
3,500,000 (c),(f) COMM Mortgage Trust, Series 2015 CR22
3.824 03/10/48 2,820
256,942 (c) COMM Mortgage Trust, Series 2015 CR23
4.352 05/10/48 250
1,000,000 COMM Mortgage Trust, Series 2019 GC44
3.263 08/15/57 931
4,000,000 (c),(f) Commercial Mortgage Pass Through Certificates, Series 2022 HC
4.084 01/10/39 3,744
20,509,198 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%), Series 2022 R03
7.856 03/25/42 21,171
5,015,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.000%), Series 2022 R05
7.356 04/25/42 5,152
15,710,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.850%), Series 2022 R06
8.206 05/25/42 16,355
4,918,240 (c),(f) Connecticut Avenue Securities Trust, (SOFR + 3.600%), Series 2022 R08
7.956 07/25/42 5,119
20,120,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 4.750%), Series 2022 R09
9.106 09/25/42 21,455
25,804,000 (c),(f) Connecticut Avenue Securities Trust, (SOFR30A + 3.750%), Series 2023 R01
8.106 12/25/42 27,124
6,650,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3.800 06/15/37 6,331
6,100,000 (c),(f) CSAIL Commercial Mortgage Trust, Series 2017 C8
3.800 06/15/37 5,433
2,000,000 (c),(f) CSMC, Series 2019 NQM1
3.388 10/25/59 1,929
2,497,072 (c),(f) CSMC, Series 2021 NQM8
2.405 10/25/66 2,210
5,000,000 (c),(f) CSMC Trust, Series 2017 CALI
3.854 11/10/32 3,325
102,725,000 (c),(f) DOLP Trust, Series 2021 NYC
0.665 05/10/41 2,955
3,000,000 (c),(f) Durst Commercial Mortgage Trust, Series 2025 151
5.317 08/10/42 3,059
3,745,000 (c),(f) EFMT, Series 2023 1
6.702 02/25/68 3,743
7,438,024 (c),(f) ELP Commercial Mortgage Trust, (TSFR1M + 1.434%), Series 2021 ELP
5.585 11/15/38 7,432
2,975,210 (c),(f) ELP Commercial Mortgage Trust, (TSFR1M + 2.233%), Series 2021 ELP
6.384 11/15/38 2,975
458,390 (c),(f) Flagstar Mortgage Trust, Series 2017 2
3.971 10/25/47 420
1,992,096 (c),(f) Flagstar Mortgage Trust, Series 2018 2
3.999 04/25/48 1,837
26,785 (c),(f) Flagstar Mortgage Trust, Series 2018 5
4.000 09/25/48 25
788,920 (c),(f) Flagstar Mortgage Trust, Series 2019 2
4.000 12/25/49 717
1,243,427 (c),(f) Flagstar Mortgage Trust, Series 2021 2
2.500 04/25/51 1,026
3,831,215 (c),(f) Flagstar Mortgage Trust, Series 2021 4
2.500 06/01/51 3,160
2,544,694 (c),(f) Flagstar Mortgage Trust, Series 2021 7
2.925 08/25/51 2,095
2,113,017 (c),(f) Flagstar Mortgage Trust, Series 2021 12
2.963 11/25/51 1,712
10,260,000 Freddie Mac Multiclass Certificates Series, Series 2021 P009
1.878 01/25/31 9,230
7,324,000 (c) Freddie Mac Multiclass Certificates Series, Series 2022 P013
2.852 02/25/32 6,724
13,750,000 (c) Freddie Mac Multiclass Certificates Series, Series 2024 P016
4.768 09/25/33 13,894
7,941,322 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08
1.877 07/25/37 6,462
38,049,033 (c),(f) Freddie Mac Multifamily ML Certificates, Series 2021 ML08
1.782 11/25/37 4,005
15,258,511 Freddie Mac Multifamily ML Certificates, Series 2021 ML12
2.340 07/25/41 12,723
3,090,141 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2015 Q002
3.871 07/25/33 2,975
1,024,774 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q012
1.518 09/25/35 831
4,161,285 Freddie Mac Multifamily Structured Pass Through Certificates, Series 2020 Q014
1.555 01/25/36 3,481
16,013,722 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M068
3.150 10/15/36 14,245

Social Choice

Portfolio of Investments September 30, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 1,685,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2022 M069
4.013% 04/15/37 $ 1,648
5,795,000 Freddie Mac Multifamily Variable Rate Certificate, Series 2020 M061
1.761 09/15/38 4,730
3,755,000 (c),(f) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.350%), Series 2023 HQA3
7.702 11/25/43 3,964
3,000,000 GS Mortgage Securities Trust, Series 2016 GS3
3.143 10/10/49 2,926
300,263 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ4
3.000 01/25/51 259
22,715,200 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
0.252 03/27/51 288
618,520 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ5
3.000 03/27/51 534
1,470,574 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2020 PJ6
2.500 05/25/51 1,209
4,771,396 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2021 PJ5
2.500 10/25/51 3,935
4,156,692 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ2
3.000 06/25/52 3,573
2,040,711 (c),(f) GS Mortgage-Backed Securities Corp Trust, Series 2022 PJ4
3.000 09/25/52 1,756
383,769 (c),(f) GS Mortgage-Backed Securities Trust, Series 2020 PJ1
3.610 05/25/50 341
2,488,254 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 GR1
2.500 11/25/51 2,052
9,218,085 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2.500 01/25/52 7,604
4,009,087 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ8
2.500 01/25/52 3,307
2,386,951 (c),(f) GS Mortgage-Backed Securities Trust, Series 2021 PJ7
2.721 01/25/52 1,940
4,736,420 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ5
3.000 10/25/52 4,072
2,595,911 (c),(f) GS Mortgage-Backed Securities Trust, Series 2022 PJ6
3.000 01/25/53 2,233
5,062,048 (c),(f) GS Mortgage-Backed Securities Trust, Series 2023 PJ1
3.500 02/25/53 4,497
1,088,918 (c),(f) GS Mortgage-Backed Securities Trust, Series 2025 PJ4
6.000 09/25/55 1,099
3,785,000 (f) Hudson Yards Mortgage Trust, Series 2016 10HY
2.835 08/10/38 3,721
5,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2016 10HY
3.076 08/10/38 4,907
7,000,000 (f) Hudson Yards Mortgage Trust, Series 2019 30HY
3.228 07/10/39 6,661
4,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
3.041 12/10/41 3,561
6,000,000 (c),(f) Hudson Yards Mortgage Trust, Series 2019 55HY
3.041 12/10/41 5,204
480,000 (c),(f) Imperial Fund Mortgage Trust, Series 2020 NQM1
3.531 10/25/55 447
2,615,000 (c),(f) Imperial Fund Mortgage Trust, Series 2022 NQM6
7.100 10/25/67 2,607
3,083,939 (c),(f) J.P. Morgan Mortgage Trust, Series 2022 5
2.953 09/25/52 2,477
3,500,000 (f) Jackson Park Trust, Series 2019 LIC
2.766 10/14/39 3,210
698,084 (c),(f) JP Morgan Mortgage Trust, (LIBOR 1 M - 0.000%), Series 2015 1
5.662 12/25/44 688
65,069 (c),(f) JP Morgan Mortgage Trust, Series 2015 3
3.500 05/25/45 61
323,141 (c),(f) JP Morgan Mortgage Trust, Series 2015 6
3.500 10/25/45 299
262,177 (c),(f) JP Morgan Mortgage Trust, Series 2018 3
3.500 09/25/48 235
728,379 (c),(f) JP Morgan Mortgage Trust, Series 2018 5
3.500 10/25/48 656
1,162,604 (c),(f) JP Morgan Mortgage Trust, Series 2017 5
4.967 10/26/48 1,166
813,604 (c),(f) JP Morgan Mortgage Trust, Series 2017 4
3.874 11/25/48 718
157,839 (c),(f) JP Morgan Mortgage Trust, Series 2018 9
4.000 02/25/49 148
136,562 (c),(f) JP Morgan Mortgage Trust, Series 2019 1
4.000 05/25/49 128
1,450,178 (c),(f) JP Morgan Mortgage Trust, Series 2020 1
3.821 06/25/50 1,313
18,479,518 (c),(f) JP Morgan Mortgage Trust, Series 2021 3
0.134 07/25/51 139
12,928,027 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
0.129 08/25/51 97
2,503,178 (c),(f) JP Morgan Mortgage Trust, Series 2021 4
2.879 08/25/51 2,039
25,047,581 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
0.133 10/25/51 189
2,799,104 (c),(f) JP Morgan Mortgage Trust, Series 2021 6
2.500 10/25/51 2,311
1,056,625 (c),(f) JP Morgan Mortgage Trust, Series 2021 10
2.500 12/25/51 872
945,440 (c),(f) JP Morgan Mortgage Trust, Series 2021 12
2.500 02/25/52 782
3,398,928 (c),(f) JP Morgan Mortgage Trust, Series 2021 13
3.135 04/25/52 2,758
1,563,398 (c),(f) JP Morgan Mortgage Trust, Series 2021 14
2.500 05/25/52 1,290
2,886,147 (c),(f) JP Morgan Mortgage Trust, Series 2021 LTV2
2.927 05/25/52 2,483
5,935,597 (c),(f) JP Morgan Mortgage Trust, Series 2022 2
3.000 08/25/52 5,107
5,347,501 (c),(f) JP Morgan Mortgage Trust, Series 2022 LTV2
3.500 09/25/52 4,744
3,007,718 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
3.000 12/25/52 2,583
1,372,065 (c),(f) JP Morgan Mortgage Trust, Series 2022 7
4.000 12/25/52 1,259
19,170,863 (c),(f) JP Morgan Mortgage Trust Series, Series 2024 3
3.000 05/25/54 16,481
1,110,000 (c),(f) MAC Trust, (TSFR1M + 1.700%), Series 2025 801B
5.950 10/15/40 1,116
2,000,000 (c),(f) Manhattan West Mortgage Trust, Series 2020 1MW
2.413 09/10/39 1,902
1,850,000 (f) MCR Mortgage Trust, Series 2024 TWA
5.924 06/12/39 1,877
2,169,000 (c),(f) Menora Mivtachim Holdings Ltd, Series 2022 C1
4.070 02/17/55 1,499
725,883 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2021 4
2.500 07/25/51 651
6,116,834 (c),(f) Morgan Stanley Residential Mortgage Loan Trust, Series 2023 1
4.000 02/25/53 5,627
3,000,000 (c),(f) MSDB Trust, Series 2017 712F
3.427 07/11/39 2,876
4,880,929 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.579%), Series 2019 MILE
5.915 07/15/36 4,698

PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
OTHER MORTGAGE BACKED (continued)
$ 6,750,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 1.879%), Series 2019 MILE
6.030% 07/15/36 $ 6,283
4,250,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 2.279%), Series 2019 MILE
6.430 07/15/36 3,626
9,800,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 3.579%), Series 2019 MILE
7.730 07/15/36 7,196
1,500,000 (c),(f) Natixis Commercial Mortgage Securities Trust, (TSFR1M + 4.329%), Series 2019 MILE
8.480 07/15/36 1,019
13,233 (c) New York Mortgage Trust, (TSFR1M + 0.594%), Series 2005 3
4.752 02/25/36 13
9,135,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
4.879 07/13/42 9,189
1,375,000 (c),(f) NYC Commercial Mortgage Trust, Series 2025 300P
6.161 07/13/42 1,389
4,509,131 (c),(f) OBX Trust, Series 2021 J2
2.500 07/25/51 3,719
1,245,475 (c),(f) OBX Trust, Series 2022 J2
3.416 08/25/52 1,067
1,336,354 (c),(f) Oceanview Mortgage Trust, Series 2021 1
2.500 05/25/51 1,102
1,558,916 (c),(f) Oceanview Mortgage Trust, Series 2022 1
4.500 11/25/52 1,490
11,800,000 (f) One Bryant Park Trust, Series 2019 OBP
2.516 09/15/54 10,878
3,432,374 (f) One Market Plaza Trust, Series 2017 1MKT
3.614 02/10/32 3,329
1,000,000 (c),(f) PENN Commercial Mortgage Trust, Series 2025 P11
5.522 08/10/42 1,019
2,327,876 (c),(f) RCKT Mortgage Trust, Series 2021 3
2.775 07/25/51 1,849
4,344,296 (c),(f) RCKT Mortgage Trust, Series 2021 4
2.500 09/25/51 3,583
4,723,423 (c),(f) RCKT Mortgage Trust, Series 2021 5
2.920 11/25/51 3,792
4,441,165 (c),(f) RCKT Mortgage Trust, Series 2022 4
3.500 06/25/52 3,946
350,282 (c),(f) Sequoia Mortgage Trust, Series 2015 2
3.500 05/25/45 323
154,310 (c),(f) Sequoia Mortgage Trust, Series 2016 1
3.500 06/25/46 142
548,158 (c),(f) Sequoia Mortgage Trust, Series 2017 6
3.726 09/25/47 523
7,412 (c),(f) Sequoia Mortgage Trust, Series 2018 7
4.000 09/25/48 7
1,317,539 (c),(f) Sequoia Mortgage Trust, Series 2020 3
3.000 04/25/50 1,134
1,240,016 (c),(f) Sequoia Mortgage Trust, Series 2021 1
2.658 03/25/51 1,031
3,102,610 (c),(f) Sequoia Mortgage Trust, Series 2023 1
5.000 01/25/53 3,004
78,068,000 (c),(f) SLG Office Trust, Series 2021 OVA
0.258 07/15/41 925
1,125,000 (c),(f) STWD Mortgage Trust, (TSFR1M + 1.371%), Series 2021 LIH
5.522 11/15/36 1,123
4,000,000 (f) SUMIT Mortgage Trust, Series 2022 BVUE
2.789 02/12/41 3,605
2,027,133 (c),(f) Verus Securitization Trust, Series 2021 7
2.240 10/25/66 1,795
1,095,000 (c),(f) WB Commercial Mortgage Trust, Series 2024 HQ
6.134 03/15/40 1,098
1,000,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 0.921%), Series 2017 SMP
6.258 12/15/34 936
7,150,000 (f) Wells Fargo Commercial Mortgage Trust, Series 2024 SVEN
6.011 06/10/37 7,448
8,500,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.542%), Series 2025 609M
5.693 08/15/42 8,508
1,700,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 1.842%), Series 2025 609M
5.992 08/15/42 1,699
1,175,000 (c),(f) Wells Fargo Commercial Mortgage Trust, (TSFR1M + 2.341%), Series 2025 609M
6.492 08/15/42 1,175
73,713 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2019 2
4.000 04/25/49 70
585,695 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2020 4
3.000 07/25/50 505
6,055,659 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2021 2
2.500 06/25/51 5,003
2,089,709 (c),(f) Wells Fargo Mortgage Backed Securities Trust, Series 2022 2
2.500 12/25/51 1,724
145,780 (c),(f) WinWater Mortgage Loan Trust, Series 2014 1
3.929 06/20/44 125
TOTAL OTHER MORTGAGE BACKED 578,187
TOTAL STRUCTURED ASSETS
(Cost $867,827) 815,826
TOTAL LONG-TERM INVESTMENTS
(Cost $18,326,925) 21,509,161
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
71,772,598 (j) State Street Navigator Securities Lending Government Money Market Portfolio 4.180 (k) 71,773
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $71,773) 71,773
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.2%
49,074,000 (l) Fixed Income Clearing Corporation 4.200 10/01/25 49,074
TOTAL REPURCHASE AGREEMENT 49,074
TREASURY DEBT - 0.3%
10,000,000 United States Treasury Bill 0.000 10/23/25 9,975
5,000,000 United States Treasury Bill 0.000 10/28/25 4,985
8,452,000 United States Treasury Bill 0.000 10/30/25 8,424
10,000,000 United States Treasury Bill 0.000 11/04/25 9,962

Social Choice

Portfolio of Investments September 30, 2025
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
TREASURY DEBT (continued)
$ 20,000,000 United States Treasury Bill 0.000% 11/13/25 $ 19,906
5,000,000 United States Treasury Bill 0.000 11/18/25 4,974
TOTAL TREASURY DEBT 58,226
TOTAL SHORT-TERM INVESTMENTS
(Cost $107,299) 107,300
TOTAL INVESTMENTS - 100.2%
(Cost $18,505,997) 21,688,234
OTHER ASSETS & LIABILITIES, NET - (0.2)% (36,130)
NET ASSETS - 100.0% $21,652,104
CAD Canadian Dollar
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
^ Amount represents less than $1,000.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $98,846,162.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,932,234,839 or 8.9% of Total
Investments.
(g) Perpetual security. Maturity date is not applicable.
(h) All or a portion of this security is owned by CREF Social Choice Account Taxable Offshore Limited which is a 100% owned subsidiary of the account.
(i) When-issued or delayed delivery security.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.200% dated 9/30/25 to be repurchased at $49,079,725 on 10/1/25, collateralized by Government Agency Securities, with coupon rate
3.500% and maturity date 9/30/29, valued at $50,055,552.
Forward Foreign Currency Contracts
Currency
Purchased
Receive
(000)
Currency
Sold
Deliver
(000) Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
(000)
$ 3,016 CAD 4,105 JP Morgan Chase N.A. 10/10/25 65
$ 19,785 EUR 16,756 Morgan Stanley Capital Services 10/10/25 100
Total  $ 165
Total unrealized appreciation on forward foreign currency contracts  $ 165
Total unrealized depreciation on forward foreign currency contracts  $ –
CAD Canadian Dollar
EUR Euro

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
K
Account Level 1 (000) Level 2 (000) Level 3 (000) Total (000)
Social Choice
Long-Term Investments
:
Bank loan obligations $— $30,942 $—^ $30,942
Common stocks 9,083,362 3,779,702 — 12,863,064
Corporate bonds — 2,614,101 — 2,614,101
Government bonds — 5,147,769 5,163 5,152,932
Preferred stocks 29,482 — — 29,482
Rights/Warrants 2,813 — 1 2,814
Structured assets — 815,826 — 815,826
Investments purchased with collateral from securities lending 71,773 — — 71,773
Short-Term Investments
:
Repurchase agreement — 49,074 — 49,074
Treasury debt — 58,226 — 58,226
Investments in Derivatives
:
Forward foreign currency contracts* — 165 — 165
Total $9,187,430 $12,495,805 $5,164 $21,688,399
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).